Exhibit 99.4 Schedule 3

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					XXXX								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	XXXX Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-XXXX)	Grade X Exceptions (Reject / Non-curable)	Grade x Exceptions (Conditions / Curable)	Grade X Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
52468094	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,743.87	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$10,519.45	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	787	Not Applicable	40.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of county taxes for 2025 has been paid in the amount of $18,954.12 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $12,562.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $10,519.45 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2025, the property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in xx with the loan. As per the servicing comment dated xx
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been xx
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in xx with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure xx
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The seller’s tape data shows EPD. According to payment history as of xx/xx/xxxx, the borrower has been delinquent for xx month, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			598	Not Applicable
96373789	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,115.17	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,640.05	5.625%	360	xx	xx	FHA	Fixed	Cash Out	80.254%	80.254%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	55.853%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a child support lien against the borrower in favor of xx The 2024 county annual taxes were paid in the amount of $2,030.56 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,203.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,640.05 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
BWR has 1 month on the job as a registered xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* Homeownership Counselling Disclosure is missing. (Lvl x) "Homeownership counseling organizations disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl x) "Tape shows the appraisal effective date of xx/xx/xxxx is more than xxx days from the disbursement date of xx/xx/xxxx." * MI, FHA or MIC missing and required (Lvl x) "FHA mortgage insurance certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject FHA loan was approved by DU at XX.XX%. Review shows the Lender excluded a debt. Lender defect. Revised DTI XX.XX%. The subject loan originated on xx/xx/XXXX. BWR is employed with Baycare as an RN for one month and has X.X prior years xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			476	Not Applicable
69222015	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,059.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,213.87	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	65.962%	65.962%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	705	Not Applicable	47.622%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $1,059.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,335.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,213.87 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is payment disputed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR hasxx on the job as an xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject is NOO and approved at XX.XX%. Tape shows income miscalculation. Lender did not obtain supporting documents for other income and for the exclusion of child support debt. The revised DTI is XX%. Lender defect. The subject loan originated on xx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	Not Applicable
32028843	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$643.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$966.36	6.625%	360	xx	xx	FHA	Fixed	Purchase	86.487%	86.487%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	31.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is one hospital lien against the prior owner, xx, in favor of xx The annual county taxes for 2024 have been paid in the amount of $618.08 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,185.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $966.36 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR hasxxs on the job as a level 1 fxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape shows vinyl skirting for manufactured homes does not conform to HUD regulations. As per review of the loan file, an XXXX's certificate indicates skirting has been repaired to meet FHA guidelines. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan failed QM Lending Policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx reflects Mortgage Broker Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Mortgage Broker Fee at $x,xxx.xx. This is an increased fee in the amount of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xxx.xx."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "The FHA mortgage insurance certificate is missing from the loan documents."	* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
14353013	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,543.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.92	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	39.394%	39.394%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	694	Not Applicable	27.799%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $1,543.65 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $805.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $437.92 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $xx	Collections Comments:As per the servicing comment, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the servicing comment dated xx/xx/2025, the property is owner-occupied. BWR has 4.66 years on the job xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Appraisal report is as is; the supplemental and photo addendum show some small areas of peeling paint, missing siding, and damaged siding. The cost of the cure is not provided. The xxxxD report is missing from the loan documents. The final CD does not reflect any escrow holdback. A XXXX search shows an estimated value oxx
* Compliance Testing (Lvl x)     "Tape and review of the file show proof of initial disclosure delivered within x business days from the initial application date is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl x)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl x)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
																																																																																							* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			763	Not Applicable
88160418	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,408.06	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,205.38	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	33.169%	33.169%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	757	48.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one prior mortgage against the subject property originated on xx The subordination agreement recorded on xx/xx/2022 with xx that the prior mortgage has been subordinated to the subject mortgage.
There is one junior mortgage against the subject property, which was originated on xx
The first and second installments of county taxes for 2025 have been paid in the amount of $3,204.03 on xx/xx/2025 and xx/xx/2024, respectively.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,690.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,205.38 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.16 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan failed for TRID exception and SOL has expired. Infinity CE report shows loan failed for x% tolerance test. Subject loan is a refinance, originated on xx	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points - loan discount fee at $XXX.XX. CD dated xx/xx/XXXX reflects points - loan discount fee at $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx
																																																																																								* Missing proof of hazard insurance (Lvl X) "Evidence of hazard insurance is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46582371	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,988.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$901.81	4.250%	360	xx	xx	FHA	Fixed	Refinance	86.470%	86.470%	Full Documentation	No	XXXX	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	16.238%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$23,283.56	3.125%	$616.87	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $417.37 on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of $921.52 on xx/xx/2024.
The annual utilities/MUD charges for 2024 were paid in the total amount of $2,649.23 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,328.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $616.87 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
According to servicing comments dated xx/xx/2024, the borrower has filed a claim for damage due to the hurricane. No details are available regarding the estimated repair cost and the current status of repair.
The loan was modified on xx
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 25 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	Credit Report Good Faith Estimate Hazard Insurance Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject originated xx an was approved at XX.XX%. Tape and file show missing credit bureaus for BWRS. X-year SOL has expired. BWR has been XXXX over the last XX months."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl X)     "This loan is FHA. MI certificate is missing from the loan file."
* Missing credit report (Lvl X)     "The tape and file shows credit report is missing from the loan file."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27207555	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Unavailable	No	FB/Workout	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$2,278.54	6.125%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$131,503.97	4.125%	$1,306.37	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2019 in the amount of $XXXX. As per the release document located at "xx" the HOA lien has been released and it was recorded on xx/xx/2019.
The 1st installment of combined taxes for 2024 has been paid in the amount of $930.85 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,588.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,306.37 with an interest rate of 4.130%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $287,288.09 and the deferred balance isxx
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan was modified on xx/xx/2019.
The foreclosure was initiated in 2010 with the loan. xx
According to the PACER, the borrower, xx
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is occupied by an unknown.
Foreclosure Comments:The foreclosure was initiated in xx with the loan. xx
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $105,669.00. The POC was filed by the creditor, xx., , with the secured claim amount of $413,203.85 and the arrearage amount of $52,803.13. The amended chapter xx plan was filed on xx/xx/2010 and confirmed on xx/xx/2011. The borrower has promised to make monthly mortgage payments of $300.00 for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged onxx	xx	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and estimated HUD-x, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "Tape shows no issues or defect satisfied. Further details are not provided."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48735800	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,359.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$12,087.50	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	813	811	38.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one special assessment lien against the subject property in favor of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $15,459.90 on xx/xx/2024.
The annual installment of utilities/MUD charges from 2025 to 2054 has been delinquent in the amount of $12,094.57, which is good through xx/xx/2025 and xx/xx/2026.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $14,436.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $12,087.50 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 8 months on the job as an xx
BWR2 has been SE for 3.25 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. The tape reflects an increase in DTI of XX.XX%. Further details not provided. Lender defect. The subject originated on xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18741084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$650.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$519.50	9.000%	180	xx	xx	Conventional	Fixed	Cash Out	53.803%	53.803%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	438	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$1,039.00	5.000%	$376.55	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
Parcel # xx
The first and second installments of county taxes for 2024 have been paid in the total amount of $619.50 on xx/xx/2024 and xx/xx/2025.
Parcel # xx
The first and second installments of county taxes for 2024 have been paid in the total amount of $6.74 on xx/xx/2024.
Parcel # xx
The first and second installments of county taxes for 2024 have been paid in the total amount of $7.50 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $430.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $376.55 with an interest rate of 5.000%. The current UPB reflected as per payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
The loan was modified onxx
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is xx. The monthly P&I is $376.55 with an interest rate of 5.000% beginning on xx/xx/2012 and a maturity date of xx/xx/2032. The deferred balance is $1,039.00. There is no principal forgiven amount.	Good Faith Estimate Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject loan is an HPML non-compliant loan. Infinity compliant shows the loan did not fail the HPML test. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed the state regulation late fees test, as the late fee of $XX.XX charged on the loan exceeds the threshold of $XX.XX, and it is over by +$XX.XX. This loan failed the fees, compensation, and points test due to the aggregate of fees, compensation, and points exceeding X% of the loan amount financed. Total fees charged are $X,XXX.XX, and $X,XXX.XX is allowed; it is overcharged by +$XXX.XX. Fees Included: Loan Origination Fee paid by borrower: $XXX.XX Loan Discount Fee paid by Borrower: $X,XXX.XX Flood Determination—Life of Loan Fee paid by borrower: $XX.XX Settlement/Closing/Escrow Fee paid by borrower: $XXX.XX Title Insurance paid by Borrower: $XXX.XX Tax-Related Service Fee paid by borrower: $XX.XX"
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT violating predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl X) "The truth in lending is not hand-dated."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80113231	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Not Applicable	xx	xx	No	No	Not Applicable	First	$0.00	$4,108.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,518.50	6.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	722	Not Applicable	27.923%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 the has been paid in the amount of $4,108.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,087.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,518.50 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $231,075.66.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
Unable to determine owner occupancy.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 22.5 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved DTI at XX.XX%. Tape shows DTI miscalculated. The revised DTI is XX.XX%. Further details not provided. Lender defect. The subject originated on xx

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
																																																																																								* Missing Required Disclosures (Lvl X) "Your home loan toolkit/acknowledgment/disclosure tracking is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52209880	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,550.91	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,098.72	2.500%	180	xx	xx	Conventional	Fixed	Refinance	45.949%	59.816%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	800	797	37.876%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active civil judgment in favor of xx . The SSN mentioned on the supporting document does not match the borrower's SSN.
The first installment of county taxes for 2024 has been paid in the amount of $5,572.71 on xx/xx/2024.
The second installment of county taxes for 2024 has been paid in the amount of $2,978.20 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,177.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,098.72 with an interest rate of 2.500%. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx
No details pertaining to the damage to the subject property have been observed.
As per seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.15 years on the job as anxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape and review of the loan file show that there is an exterior-only appraisal in the loan file. Further details are not provided."	* Missing flood cert (Lvl X) "Flood Certification document is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51046534	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,138.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,556.93	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.000%	$599.96	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property originated on xx
There are three certificates of tax sale against the subject property in the total amount of $XXXX in favor of different plaintiffs recorded on different dates. The tax collector reported all the liens were redeemed.
There are three active civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the amount of $XXXX
There are three active judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the amount of $XXXX
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of $4,138.42 on xx/xx/2025 and xx/xx/2025.
The annual installment of county taxes for 2024 is due in the amount of $1,334.62, which is good through xx/xx/2025.
The annual installment of utility charges for 2024 has been delinquent in the amount of $1,334.62, which is good through 0xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,622.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $599.96 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the servicing comments dated xx/xx/2025, the reason for default is excessive obligation.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. . The current UPB reflected as per the payment history isxx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,556.93, a rate of interest of 6.87500%, and a maturity date of xx/xx/2036. The P&I as per payment history tape data is $599.96, and the rate of interest is 3.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller's tape data, the loan was modified on xx The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, along with the estimated HUD-x and fee itemization, is missing from the loan documents. Tape shows HUD-x is missing, and the subject property is located in a xx	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value ofxx"
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99388584	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,056.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,524.09	2.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	804	45.719%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
  No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 has been paid in the amount of $2,528.32 on xx/xx/2024.
The second installment of county taxes for 2024/2025 has been paid in the amount of $2,528.32 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,169.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,524.09 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
  The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR1 has 3 years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan did not fail any TRID test."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan has failed Consummation or Reimbursement Date Validation Test: test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX reflects a transfer tax fee at $XXX. CD dated xx/xx/XXXX reflects a transfer tax fee at $XXX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as all borrowers' income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU, located at xx and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9207168	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$495.00	$3,727.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$587.17	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been delinquent in the total amount of $495.00, which is good through xx/xx/2025.
The annual installment of combined taxes for 2024 has been partially paid in the amount of $3,232.64 on xx/xx/2025.The annual installment of combined taxes for 2023 were paid in the total amount of $2,802.73 on xx/xx/2023.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,262.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $587.17 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment in income.
No foreclosure activity has been found.
According to the PACER, the borrower filed for bankruptcy under xx. The bankruptcy case is still active.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. As per voluntary petition schedule D xxthe amount of claim without deducting the value of the collateral is $117,152.00 and the value of the collateral is $170,000.00. The unsecured portion is $0.00. The POC was filed by the xx with the secured claim amount of $117,796.69 and the arrearage amount of $20,534.39. The amended chapter 13 (Doc #3) plan was filed on xx/xx/2020 and confirmed on xx/xx/2021. The borrower has promised to make monthly payment of $1,000.00 for 12 months and thereafter pay $1,580.00 for 48 months to the trustee under the xx	Not Applicable	Credit Report HUD-1 Closing Statement Missing Dicsloures Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl x) "The tape and review of the file show loan documents to perform compliance are missing from the loan file. Further details not provided."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "Final Closing Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "Subject loan is NOO. Tape shows unable to perform compliance testing. Credit report all income documents are missing from the loan file. Further details are not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The tape and review of the file show income documents and asset documents are missing from the loan file, and ATR could not be determined. Further details not provided. Lender defect. The subject loan originated on xx
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement services provider list is missing from the loan documents.
Loan approval disclosure is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76656877	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,205.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,012.38	2.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	40.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is a UCC lien against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $13,205.88 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,638.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,012.38 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value ofxx"
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "The subject loan was approved at XX.XX%. Tape shows lender did not document evidence of the source of gift funds for $XXK and $XXK of gift assets from the donor and missing borrower WXs from the most recent year required as per AUS. Further details not provided. Lender defect. The subject loan originated on xx
* Compliance Testing (Lvl X)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80904611	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,766.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,624.17	2.000%	360	xx	xx	Conventional	Fixed	Cash Out	89.000%	89.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
There are 2 state tax liens against the borrower in favor of the xx
There is a credit card judgment against the borrower in favor of xx
The first installment of county taxes for 2024/2025 has been paid in the amount of $3,766.52 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $683.74 (interest and escrow payment), which was applied for the due date of xx/xx/2025. The current interest-only payment is $61.93 with an interest rate of 2.000%. The current UPB reflected as per the payment history tape data is $xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx. The bankruptcy was discharged on 0xx
The loan was modified on xx
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx . The case was converted from chxx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $231,033.00, and the value of the collateral is $150,000.00. The unsecured portion is $81,033.00. The POC was not filed. The Chapter 13 plan filed on xx/xx/2011 was confirmed on xx/xx/2011. The borrower has promised to make monthly mortgage payments of $2051.26 for 60 months. The bankruptcy was discharged on xx	The modification agreement was made between the borrowers, xx. As per the modified term, the maturity date of the mortgage is changed to xx/xx/2046. No other terms were changed in the modification.	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the loan not amortizing according to the terms of the note or modification. The loan was modified on xx and only the maturity date was changed to xx/xx/xxxx. Further details not provided. BWR has been xXxx over the last xx months."	* Missing credit report (Lvl X) "The credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1660146	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$888.45	3.375%	360	xx	xx	VA	Fixed	Refinance	89.317%	89.317%	Streamline Refinance	Not Applicable	XXXX	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	733	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,167.32 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,180.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $888.45 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
The subject loan approved as a streamline refinance.
BWR has 4 months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved as a streamlined refinance. The tape and file show the BWR's current employment is less than two years, and prior employment history was not documented as per requirement. Further details not provided. Lender defect. The subject loan originated onxx
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$X,XXX.XX.

The loan failed the TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$X,XXX.XX.  Loan failed TILA APR test due to APR disclosed on final TIL as X.XXX%. The calculated APR is X.XXX% for an undisclosed APR of -X.XXX%."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does reflect points—the loan discount fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fees of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68028460	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$29,638.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,296.83	4.250%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	36.167%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $20,592.36 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $9,045.84 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,529.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,529.89 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an SE for 20.16 years at The Christmas Light Company.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows TRID issue and the x year SOL has expired. Infinity review does not show a TRID issue."	* Good Faith Estimate missing or unexecuted (Lvl X) "The final good faith estimate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1361449	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,774.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,377.05	3.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	XXXX	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	32.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $11,774.98 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,683.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,377.05 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Borrower has 3 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved as XX.XX%. Tape shows potential ATR issue. Further details not provided. The subject originated on xx
																																																																																								* Homeownership Counselling Disclosure is missing. (Lvl X) "Homeownership counseling disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50700271	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,652.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,609.26	2.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	36.434%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $8,652.41 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,610.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,609.26 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 11 months on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* Compliance Testing (Lvl x) "The tape shows a TRID exception (SOL expired). Subject loan is a purchase case originated onxx	* MI, FHA or MIC missing and required (Lvl X) "The subject loan is conventional, and the MI certificate is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81720000	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,735.52	XX/XX/XXXX	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.40	7.875%	360	xx	xx	Conventional	Fixed	Purchase	89.975%	89.975%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	54.925%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$61,640.90	4.125%	$1,487.03	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 3 junior active mortgages against the subject property. The first junior mortgage against the subject property in favor of xx. The second is a junior partial claim mortgage against the subject property originated on xx. The third junior mortgage against the subject property is in favor of xx.
There are 5 xx liens against the subject property in favor of the xx, which were recorded on different dates, for the total amount of $XXXX
There are 11 Code Enforcement Liens against the subject property in favor of xx
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2026 were due in the total amount of $6,735.52 on different dates.
The annual utilities/MUD charges for 2025 are due in the amount of $275.37 on xx/xx/2025.
The annual water/sewer charges for 2025 have been delinquent in the amount of $275.37, which was due on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,121.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,487.03 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan was modified on xx/xx/2019.
The foreclosure was initiated with lis pendens located at xx, which was filed on xx. The release of lis pendens is located at xx. No additional details have been found regarding the closure status of the foreclosure case.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The foreclosure was initiated with lis pendens located at xx The release of lis pendens is located atxx which was filed on xx/xx/2020 and recorded on xx/xx/2020. No additional details have been found regarding the closure status of the foreclosure case.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx. As per the modified term, the new principal balance is xx out of which $349,275.20 is the interest-bearing amount and the deferred amount is $61,640.90. The monthly P&I is $1,487.03 with an interest rate of 4.125% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no principal forgiven amount. The loan has been modified twice since origination.	HUD-1 Closing Statement Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Points & fees on the final HUD-x are handwritten."
* Loan does not conform to program guidelines (Lvl x) "Tape shows no issue or satisfied defect. Further details not provided."	* MI, FHA or MIC missing and required (Lvl X) "MI certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15121023	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,291.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,128.88	4.000%	180	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	43.497%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $7,291.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,868.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,128.88 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,868.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,128.88 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx
Unable to determine the reason for default.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property is stated as an investment.
BWR has 1.33 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows TRID exception. Further details not provided. Infinity compliance report shows the loan failed TRID tolerance tests."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU xx, and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50742797	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,543.55	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,106.70	5.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	49.425%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $4,361.81 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,954.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,106.70 with an interest rate of 5.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is xx
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
BWR has less than 1 month at the current job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows Loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan did not fail any TRID test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53808829	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,454.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,676.17	2.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	705	Not Applicable	33.966%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of annual taxes for 2024 has been paid in the amount of $3,454.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,270.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,676.17 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.

The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 49.16 years on the job as a xx
BWR2 has 1.91 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl x) "Homeownership counseling disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows VOE for BWRX prior to closing is missing from the loan documents. Further details not provided. Revised DTI is XX.XX%. Lender defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. The initial LE dated xx/xx/XXXX reflects transfer taxes of $XXX.XX. The final CD, dated xx/xx/XXXX, reflects transfer taxes at $XXX.XX. This is an increase in fee of +$ for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the X-year SOL has expired. Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and recording fees at $XX.XX. The CD dated xx/xx/XXXX reflects the sum of Section C and the recording fee at $XX.XX. This is a cumulative increase of $X.XX for charges that in total cannot increase more than XX% in the test. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82694012	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,764.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,908.21	2.625%	240	xx	xx	Conventional	Fixed	Cash Out	74.947%	74.947%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	792	Not Applicable	38.555%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $3,767.14 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,908.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,908.21 with an interest rate of 2.6250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.83 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows DTI miscalculation, and the revised DTI is XX.XX%. Further details not provided. The subject loan was originated on xx		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46489330	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,406.80	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	Yes	780	Not Applicable	18.933%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,221.63 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,406.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,406.80 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
As per the collection comments dated xx/xx/2023, the reason for default was curtailment of income.
Unable to determine the occupancy of the subject property.
As per the collection comments dated xx/xx/2024, the subject property was damaged due to hail on xx/xx/2023. The actual loss amount is not available. The loss draft check was received in the amount of $21,178.49. No comments have been found regarding repair completion.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the loan has a TRID violation, and the SOL has expired. Infinity did not test the CE result, as the subject loan is NOO."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl X) "Fair market value of homestead property acknowledgment document is missing in loan file."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl X)     "Home equity consumer disclosure document is missing in loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity Loan copied of document is missing from loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home Equity Loan interest and fees pre-closing disclosure is missing in loan file."
																																																																																								* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X) "Home Equity Loan Notice of address for borrower notification of violation document is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51496251	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Unavailable	Yes	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,625.19	3.375%	360	xx	xx	Conventional	Fixed	Purchase	81.188%	81.188%	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	48.411%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been exempt in the amount of $0.00 on xx/xx/2025.
The annual installment of utilities/MUD taxes for 2025 is paid in the amount of $77.4 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,760.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,625.19 with an interest rate of 3.38%. The current UPB reflected as per the payment history is $xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing. ·
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No details pertaining to the damage to the subject property have been observed.  The loan has not been modified since origination.
As per the comment dated xx/xx/2023, the foreclosure was initiated. The foreclosure hold was due to a xx
No further details were updated.
  No post-close bankruptcy record has been found.  ·
BWR has been SE for 6 years at Fairfax Realty.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated. The foreclosure hold was due to a mxx
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "According to tape data, no issue/defect was satisfied. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA APR test due to APR disclosed on final TIL as X.XXX%. Calculated APR is X.XXX% for an under disclosed APR of -X.XXX%."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase test due to increase of fee in Final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects points, a loan discount fee, a credit report fee, and state tax/stamps at $X,XXX.XX, $X.XX, and $X.XX. The final CD, dated xx/xx/XXXX, reflects points, a loan discount fee, a credit report fee, and state tax/stamps at $X,XXX.XX, $XX.XX, and $X,XXX.XX. This is a fee increase of +$X,XXX.XX, +$XX.XX, and +$X,XXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case that originated on xx
																																																																																								* Homeownership Counselling Disclosure is missing. (Lvl X) "Homeownership counselling disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19292912	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,940.98	XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,614.87	3.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	700	43.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.

There is a junior mortgage against the subject property originated on xx/xx/2025 in favor of xx.

There is a civil judgment against the borrower in the amount of $XXXX in favor of xx.

The 1st installment of county taxes for 2024 has been paid in the amount of $4,971.99 on xx/xx/2025.

The 2nd installment of county taxes for 2024 is due in the amount of $4,968.99 on xx/xx/2025.

No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,917.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,614.87 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per collection comments dated xx/xx/2025, the reason for default is excessive obligation.
As per seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
The FC was initiated in 2025. As per collection comments dated xx/xx/2025, the cxx

BWR1 has 2.83 years on the job as a xx
  BWR2 has been SE for 1.83 years as a xx
																																																																																	Foreclosure Comments:The FC was initiated in 2025. As per collection comments dated xx/xx/2025, the cxx	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "As per tape EPD. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx	* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, the borrower's income is $XX,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by XXXX xx), and its recommendation is “Accept/Eligible” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47861601	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,835.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,448.92	5.750%	360	xx	xx	Conventional	ARM	Cash Out	73.875%	73.875%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	680	34.387%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$74,981.97	2.000%	$1,271.86	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $14,835.96 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,589.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,666.80 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx and the new modified unpaid principal balance is xx The interest-bearing amount is $419,997.46. The deferred amount is $74,981.97. The forgiven principal balance is in the amount of $100,638.66. The modified monthly P&I of $1,271.86 with an interest rate of 2.000% starting on xx/xx/2017, which will be changed in 03 steps until the new maturity date of xx/xx/2057. The rate will change in 03 steps, which end with 3.875%.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows no issue or defect satisfied. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Connecticut license validation test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70607995	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,152.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,023.75	$1,360.65	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Alternative	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$32,716.82	2.750%	$560.92	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.

There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx

The annual installment of 1st taxes for 2025 is due in the amount of $1,564.88 on xx/xx/2025.

The annual installment of 2nd taxes for 2025 is due in the amount of $1,587.46 on xx/xx/2025.

The annual installment of utility charges for 2025 has been delinquent in the total amount of $226.09, which is good through xx/xx/2025 and xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $730.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $560.92 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No details pertaining to the damage to the subject property have been observed.
  According to the tape, the subject property is owner-occupied.
The loan has been modified since origination on xx
  No foreclosure activity has been found.
The bankruptcy was filed on xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx	The modification agreement was made between the borrower, xxAs per the modified term, the new principal balance is xx The monthly P&I is $560.92 with an interest rate of 2.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred balance of $32,716.82 and no principal forgiven amount. The loan has been modified once since origination.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows no issues or defects satisfies. Further details not provided."	* TIL not hand dated (Lvl X) "TIL is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34305427	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,125.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,242.18	7.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	728	Not Applicable	48.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,000.83 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,710.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,242.18 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.8 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed the charges that cannot increase x% tolerance test. The loan estimate (LE) dated xx/xx/xxxx does not reflect a tax certificate fee of $xx.xx. The Closing Disclosure (CD) dated xx/xx/xxxx reflects a tax certificate fee of $xx.xx. This represents an increase in fees of $xx.xx for charges that cannot increase. A valid change of circumstance (COC) for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows no issues or defects on the subject loan. Further details not provided."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56563702	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,900.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,296.38	3.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 was paid in the amount of $4,266.65 on xx/xx/2024.
The 2nd installment of county taxes for 2024 was paid in the amount of $3,619.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,184.35(PITI), which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,296.38 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the property.
BWR has 2.66 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Good Faith Estimate Initial 1003_Application Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "The tape shows documented qualifying assets for closing of $x.xx is less than cash from the borrower of $xx,xxx.xx. Further details are not provided. The subject loan originated on xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the BWRs debts could not be verified. Further details not provided. Lender defect. The subject loan originated on xx."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of $XXX.XX."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure is not signed by borrower."
* Initial Good Faith Estimate is Missing (Lvl X)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl X)     "Initial TIL is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl X)     "Mortgage insurance certificate is missing from loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "The tape and review of the file show AUS report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85098045	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$684.84	XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$1,619.00	8.380%	480	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first, second, third, and fourth installments of county taxes for 2025 have been paid in the total amount of $687.45 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,391.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,334.49 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
According to the updated title report dated xx/xx/2025, the FC was initiated in xx The NOD was filed on xx/xx/2009, which was recorded on xx/xx/2009. The NOD was released on xx/xx/2010. No post-close bankruptcy record has been found.
According to PACER, bankruptcy was filed on xx

Foreclosure Comments:According to the updated title report dated xx/xx/2025, the FC was initiated in xx The NOD was filed on xx/xx/2009, which was recorded on xx/xx/2009. The NOD was released on xx/xx/2010.
Bankruptcy Comments:According to the PACER, the borrower, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $222,614.49, and the value of the collateral is $109,500.00. The unsecured portion is $135,168.49. The POC was filed by the creditor, Wells Fargo Financial Nevada 2 Inc., on xx/xx/2010, with the secured claim amount of $248,845.47 and the arrearage amount of $25,108.84. The chapter 13 plan filed on xx/xx/2010 was confirmed on xx/xx/2011. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.	This is a conventional fixed-rate mortgage with a P&I of $1,619.00, a rate of interest of 8.380%, and a maturity date of xx/xx/2047. The P&I as per payment history tape data is $1,334.49, and the rate of interest is 7.625%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file."	Missing or error on the Rate Lock Origination Appraisal Prepayment Penalty Rider	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows DSI vs. arrears discrepancy."	* Missing Appraisal (Lvl X) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value axx"
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl X)     "The prepayment rider is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "The right of rescission is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75914628	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,632.02	3.250%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	749	762	34.823%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025 the subject mortgage was originated on xx
As per the updated title report dated xx/xx/2025, there is a prior IRS lien against “xx” in favor of xx.  The SSN# provided on the lien document does not match with BWR’s SSN.
The 1st annual installment of county taxes for 2024 has been paid in the amount of $1,529.62 on xx/xx/2025.
The 2nd annual installment of county taxes for 2024 has been paid in the amount of $1529.63 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $2,111.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,632.02 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025. The current P&I is $1,632.02 with an interest rate of 3.250%. The current UPB reflected as per the payment history isxx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the employment details as the credit documents are missing.
BWR1 has been xx
BWR2 has 2 years on the job as an xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject is NOO and approved at XX.XX%. Tape shows the lender did not obtain the verification of the existence of the SE business within XX days prior to note date. Further details not provided. Lender defect. The subject originated on xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68929708	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,716.04	XX/XX/XXXX	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.09	6.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	22.542%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$20,108.70	2.750%	$1,144.60	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
The annual installment of county taxes for 2024 has been paid in the amount of $5,716.04 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,230.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,144.60 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
According to the PACER, the borrower, Lourdes Goico, filed bankruptcy under xx. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2016.
The foreclosure was initiated on this loan in 2010, and the lis pendens was filed on xx. As per the document located at xx, the lis pendens has been dismissed on xx/xx/2011. Again, the foreclosure case was resumed on xx/xx/2012. The lis pendens was filed on xx/xx/2012 with the xx. As per the document located at xx the lis pendens has been dismissed on xx/xx/2016.
As per tape data, the property is owner-occupied.
The loan was modified on xx
Foreclosure Comments:The foreclosure was initiated on this loan in 2010, and the lis pendens was filed on xx. As per the document located at xx, the lis pendens has been dismissed on xx/xx/2011. Again, the foreclosure case was resumed on xx/xx/2012. The lis pendens was filed on xx. As per the document located at xx, the lis pendens has been dismissed on xx/xx/2016.
Bankruptcy Comments:According to the PACER, the borrower, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $322,430.83, and the value of the collateral is $279,947.00. The unsecured portion is $42,483.83. The POC was filed by the xx, with the secured claim amount of $349,687.21 and the arrearage amount of $106,920.03. The xx plan filed on xx/xx/2015 was confirmed on xx/xx/2015. The borrower has promised to make monthly mortgage payments of $1,250.00 for 36 months to the trustee under the xx. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2016.	The modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified term, the new principal balance is xx out of which $332,997.30 is the interest-bearing amount and the deferred amount is $20,108.70. The monthly P&I is $1,144.60 with an interest rate of 2.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2061.	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As per tape data, there is no issue or defect satisfied. Further details not provided."	* Missing credit report (Lvl X) "The credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17450802	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,791.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,753.31	7.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	804	799	32.896%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,791.30 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,753.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,753.31 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.83 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl x) "The subject loan closed with PIW on xx The tape shows the appraised value of xx used for qualification is not supported, as the appraised value included the value of the boat and jet ski on the property. The post-close exterior BPO shows a decreased value of the subject at xx Further details not provided. XXXX search shows an estimated value of xx	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. Finance charge disclosed on final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of $XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94009461	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,710.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,708.17	3.000%	240	xx	xx	Conventional	Fixed	Refinance	28.128%	28.128%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	727	Not Applicable	33.945%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of $9,394.25 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,708.17 (PI), which was applied for the due date of xx/xx/2025. The current interest P&I is $1,708.17 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 31.41 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows potential ATR issue. Further details not provided. Lender defect. The subject loan originated on xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl X)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62687155	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,250.90	XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$423.75	10.930%	240	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.625%	$381.72	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active water/sewer lien against the subject property in favor of xx
There is a credit card judgment against the borrower in favor of xx
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 were paid in the total amount of $2,250.90 on xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025.
The first and second installments of county taxes for 2026 are due in the total amount of $1,402.12 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $662.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $381.72 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
The loan was modified on xx/xx/2020.
Unable to determine the reason for default.
As per tape data, the subject property occupied by unknown person.
As per the foreclosure document located at xx, the foreclosure was initiated in 2015, and the complaint was filed on xx/xx/2025 with the xx Further details not provided.
The borrower filed for bankruptcy under xx. The bankruptcy was dismissed on xx/xx/2019 and terminated on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the foreclosure document located at xx, the foreclosure was initiated in 2015, and the complaint was filed on xx/xx/2025 with the instrument # 5801. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xxSchedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $38,351.93, and the value of the collateral is $115,000.00. The unsecured portion is $0.00. The POC was filed by the xx, with the secured claim amount of $79,092.11 and the arrearage amount of $41,965.26. The amended xx plan was filed on xx/xx/2016 and confirmed on xx/xx/2017. The borrower has promised to make monthly payments of $940.00 for 60 months to the trustee under the xx. The bankruptcy was dismissed on xx/xx/2019 and terminated on xx/xx/2019.	The modification agreement was made between the borrowers, xx The interest-bearing amount is $31,562.34, and the forgiven amount is $35.74. The monthly P&I is $381.72 with an interest rate of 3.625% beginning on xx/xx/2020 and a maturity date of xx/xx/2029. There is no deferred balance.	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl X) "The home is not affixed. The appraisal report is missing. As per the tape data, the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA X endorsement is not attached to the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. We are unable to determine whether the home is attached to the permanent foundation."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the xx which has unlimited assignee liability for state high cost, and we are unable to test compliance due to missing HUD-X."	* Compliance Testing (Lvl x) "Tape and review of the file shows HUD-x is missing from the loan documents. Further details not provided."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."
* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at “xx” shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx”"	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xx"
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44095641	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,773.21	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,735.86	7.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	783	815	41.805%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $8,733.19 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,691.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,637.89 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the reason for default.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 23.5 years on the job as a xx
BWR2 has 3 months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject was approved at XX.XX%. Tape shows revised DTI is XX.XX%. Further details not provided. The subject loan originated on xx."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75655172	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,585.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.55	2.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	39.028%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $5,585.19 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,291.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,742.55 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
The RFD is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 4 months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,742.55, a rate of interest of 2.875%, and a maturity date of xx/xx/2052. As per the seller’s tape data, the loan was modified on xx The modification agreement is missing from the loan file.	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the TRID SOL has expired. The subject is a refinance case originated onxx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape shows TRID exception. Infinity CE shows minimal. The subject loan is a refinance, originated on xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
683702	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,957.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,673.44	6.375%	360	xx	xx	Conventional	ARM	Cash Out	64.286%	64.286%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	583	592	30.829%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.875%	$1,321.42	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $4,598.50 on xx/xx/2025 and xx/xx/2026.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $4,692.20 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,050.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,321.42 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2022, the foreclosure was initiated in the loan on xx Further details not provided.
No post-close bankruptcy record has been found.
The loan was modified on xx
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated in the loan on xx Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx The modified monthly P&I of $1,234.71 with an interest rate of 3.375% starting on xx/xx/2015, which will be changed in 2 steps until the new maturity date of xx/xx/2054. The rate will change in 2 steps, which end with 3.875%. There is no deferred balance and principal forgiven amount. The loan has been modified three times since origination.	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan has no issues or defects. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7539139	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,932.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$620.25	4.125%	240	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	752	Not Applicable	37.080%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a civil judgment against the borrower in favor of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $2,932.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,065.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $620.25 with an interest rate of 4.12500%. The current UPB reflected as per the payment history is $xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape, the occupancy of the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.47 years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows ATR issue due to income and employment. Further details not provided. Lender defect. The subject loan was originated on xx
* ComplianceEase State Regulations Test Failed (Lvl X)     "Loan failed Late Fees Test due to fee charged X.XXX% fee exceeds threshold of X.XXX% over by +X.XXX%.

Loan failed First Lien Lender Fees Test due to fees charged $X,XXX.XX exceeds fees threshold of $XXX.XX over by +$XXX.XX.
The below fees were included in the test:
Processing Fee paid by Borrower: $X,XXX.XX
Tax Service Fee paid by Borrower: $XX.XX"
																																																																																								* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91170123	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,614.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$614.51	3.375%	360	xx	xx	VA	Fixed	Refinance	93.289%	93.289%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	719	35.243%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of city and county taxes for 2024 have been paid in the amount of $1,614.56. The annual installments of utilities/MUD charges for 2025 have been paid in the amount of $167.48. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $864.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $614.51 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan was repurchased due to insufficient entitlement, as the entitlement was used for the REO property. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Lender defect. The subject loan originated onxx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "The loan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX reflect points - loan discount fee at $X,XXX.XX. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx
* MI, FHA or MIC missing and required (Lvl X)     "VA guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80383938	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,841.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$10,510.86	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	60.446%	60.446%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	42.095%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $9,920.59 on xx/xx/2025.
The annual installment of county taxes for 2025 is due in the amount of $9,920.59 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $12,873.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $10,510.86 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.66 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject Jumbo loan closed at XX.XX% DTI. The Lender miscalculated income. Lender defect. Revised DTI is in excess of XXX%. Subject loan originated xx	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflects Appraisal Admin Fee. Final CD dated xx/xx/xxxx reflects Appraisal Admin Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "Intent to proceed is missing from the loan document."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape defect shows early payment default. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx Further details not provided."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24405412	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,390.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,619.99	6.852%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The water charges for 2025 are due in the amount of $50.41 on xx/xx/2025.
The 3rd and 4th annual installments of city taxes for 2025 have been paid in the total amount of $2,693.74 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd annual installments of city taxes for 2026 are due in the total amount of $2,390.77 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was received on xx/xx/2025 in the amount of $1,619.99 (PITI), which was applied for the due date of xx/xx/2025.The current P&I is $1,619.99 with an interest rate of 6.852%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025.The current UPB is xx
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "The property is located in the state of xx which has unlimited assignee liability for high-cost loan and HUD-X is missing to test the compliance."	* Compliance Testing (Lvl x) "Tape and review of the file shows HUD-x is missing from the loan documents. Further details not provided."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."
* Lost Note Affidavit (Lvl x) "The original note is missing.The lost note affidavit is available in the loan file located at xx	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. A XXXX search shows an estimated value of xx."
* Missing credit report (Lvl X)     "The credit report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing required X-X family rider (Lvl X)     "X-X family rider is missing from the loan documents."
* Mortgage Riders incomplete / inaccurate (Lvl X)     "Mortgage rider incomplete/inaccurate."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30337328	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,321.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$791.36	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	67.041%	67.041%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	720	47.227%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a XXXX's lien against the subject borrower in favor of xx. The annual county taxes for 2024 have been paid in the amount of $1,268.33 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,058.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $791.36 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase x% and xx% tolerance test."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx does not reflect Abstract/Title Search Fee at $X.XX, Intangible Tax at $X.XX, and State Tax/Stamps at $X.XX. CD dated xx/xx/XXXX reflects an abstract/title search fee at $XX.XX, a credit report fee at $XX.XX, an intangible tax at $XXX.XX, and state tax/stamps at $XXX.XX. This is an increase in fees of $XXXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance originated on xx. Loan failed charges in total cannot increase more than XX% tolerance test. The LE dated xx/xx/XXXX reflects the sum of Section C fees and recording fees at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and the recording fee at $X,XXX.XX. This is a cumulative increase of +XXX.XX for charges that in total cannot increase more than XX% in the test. COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$443,570.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59486775	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$20,424.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,582.39	7.250%	360	xx	xx	Conventional	ARM	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	771	34.832%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	7.250%	$6,215.29	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens found.
The annual installment of combined taxes for 2024 has been paid in the amount of $20,424.74 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,215.29, which was applied for the due date of xx/xx/2025. The current P&I is $6,215.29 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per the seller’s tape data, the subject property is owner occupied.
BWR1 has 7.41 years on the job as a xx
BWR2 has 4.16 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. The monthly P&I is $6,215.29 with an interest rate of 7.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.		xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl X) "The final CD dated xx/xx/XXXX, reflects an escrow holdback in the amount of $X,XXX. Proof for the release of escrow holdback is missing from the loan documents."		* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows an increased revised DTI of XX.XX%. Further details not provided. The subject loan was originated on xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29293098	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,493.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,067.38	8.500%	480	xx	xx	Conventional	ARM	Cash Out	74.667%	74.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a state tax lien against the borrower in favor of the xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $2,493.32 on xx/xx/2025.
The 2nd installment of county taxes for 2024/2025 is to follow.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,858.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,280.12 with an interest rate of 11.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,067.38, a rate of interest of 8.50%, and a maturity date of xx/xx/2048. The P&I as per payment history tape data is $1,280.12, and the rate of interest is 11.250%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx The modification agreement is missing from the loan file.	Final Truth in Lending Discl. Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Seller tape defect shows DSI vs arrears discrepancy. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA APR test due to final TIL is missing from the loan documents.

This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "Right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38633262	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Unavailable	Unavailable	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,036.52	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	65.382%	65.382%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	663	710	33.366%	First	Commitment	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$58,479.48	2.000%	$413.21	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active federal tax lien against the subject borrower in favor of the xx
The annual installment of county taxes for 2023/2024 has been paid in the amount of $11,979.32 on xx/xx/2024 and xx/xx/2024.
The annual installment of county taxes for 2024/2025 is due in the amount of $6,588.63 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,223.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $413.21 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
As per the sellers tape data, the loan was modified on xx
The foreclosure was initiated in xx As per the UT report dated xx/xx/2025, lis pendens were filed on xx/xx/2014, and judgment was entered on xx/xx/2014. Further details are not available.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated in xx As per the UT report dated xx/xx/2025, lis pendens were filed on xx/xx/2014, and judgment was entered on xx/xx/2014. Further details are not available.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx The monthly P&I is $413.21 with an interest rate of 2.000% beginning on xx/xx/2015 and a maturity date of xx/xx/2055. The deferred balance amount is $58,479.48, and there is no principal forgiven. The loan has been modified once since origination.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows no issue satisfied defect. Further details not provided."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80412034	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,908.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,146.63	7.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	780	783	26.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 2nd installment of combined taxes for 2025 is due in the total amount of $954.42 on xx/xx/2025.
The 1st installment of combined taxes for 2025 was paid in the amount of $954.42 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,316.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,146.63 with an interest rate of 7.625%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
Unable to determine the reason for default.
As per the tape data, the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR2 has 22.41 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The following fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx
Processing Fee paid by Borrower: $xxx.xx

Loan fails QM lending policy points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The following fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx
Processing Fee paid by Borrower: $xxx.xx"
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape shows no issue, and the defect is satisfied. Further details not found."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26309868	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,662.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,928.48	5.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	772	772	49.405%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $7,662.87 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,510.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,928.48 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.58 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan closed at XX.XX% DTI. The Lender miscalculated income. Lender defect. Revised DTI is XX.XX%. Subject loan originatedxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96865996	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$588.28	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$496.50	6.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.053%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	1.000%	$234.92	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No judgments or liens against the subject property.
  The annual installment of county taxes for 2024 has been paid on xx/xx/2024 in the amount of $588.28.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $311.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $234.92. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject property occupancy is tenant occupied.
RFD is change in employer.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxThe monthly P&I is $234.92 with an interest rate of 1.000% beginning on xx/xx/2017 and a maturity date of xx/xx/2056. There is no deferred balance. The principal forgiven amount is $19,669.58. The loan has been modified once since origination.	Credit Report Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows no issue satisfied defect. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$X,XXX.XX."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl X)     "FHA MI certificate is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl X) "Final TIL is not hand-dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22659534	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,764.59	4.250%	360	xx	xx	Conventional	ARM	Refinance	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	746	Not Applicable	42.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property, which was originated on xx
The annual installment of combined taxes for 2024 has been paid in the amount of $6455.85 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,330.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,330.66 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 0.8 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows a TRID exception with an expired SOL. Further details not provided. Infinity compliance report shows the loan passed the TRID test."	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "The loan failed the QM DTI threshold test due to calculated DTI of XX.XX% exceeded the threshold of XX% by X.XXX%. The subject loan originated on xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62510645	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,942.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$464.00	$1,441.40	3.250%	360	xx	xx	Conventional	Fixed	Refinance	78.857%	78.857%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	798	27.440%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active liens and judgments have been found. The 1st installment of county taxes for 2024 is paid in the amount of $947.14 on xx/xx/2024. The 2nd installment of county taxes for 2024 is paid in the amount of $947.14 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,658.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,441.40 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 11.50 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows Unable to verify current wages/W-X employment status. Revised DTI XX.XX%. Borrower defect. The subject loan was originated on xx
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the late fees test due to loan data being $XX.XX and comparison data being $XX.XX. The variance of $XX.XX."
* GSE Points and Fees Test Violations (Lvl X)     "Loan fails. GSE (Fannie Mae Public Guidelines) Amortization Test due to the loan having a date the creditor received the application on or after January XX, XXXX, and the loan is not fully amortizing.

This loan failed the qualified mortgage interest only test. (XX CFR XXXX.XX(e)(X)(i)(B))
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal.
This loan is an interest only loan or a graduated payment mortgage."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18688190	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,468.04	XX/XX/XXXX	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,256.41	8.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	90.000%	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	683	Not Applicable	Unavailable	First	Final policy	Not Applicable	XXXX	XX/XX/XXXX	XXXX	$152,948.70	2.875%	$3,219.11	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two active ECB liens against the subject property in favor of the xx
The first, second, third and fourth installments of borough taxes for 2025 have been paid in the amount of $2,446.76.
The first, second, third and fourth installments of borough taxes for 2026 are due in the amount of $2,468.04.
The annual installments of other taxes for 2026 are due in the amount of $13.00.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,854.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,219.11 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $866,379.14 and the deferred balance is xx
As per the notice of pendency xx the foreclosure was initiated on the loan in xx and the complaint was filed on xx/xx/2008 with xx. As per the notice of pendency xx, the amended complaint was filed on xx/xx/2013 with the index #13415/08. As per the canceling notice of pendency xx
As per the seller’s tape data, the loan has been modified on xx
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the notice of pendency xx), the foreclosure was initiated on the loan in xx and the complaint was filed on xx/xx/2008 with xx. As per the notice of pendency (xx”), the amended complaint was filed on xx/xx/2013 with thexx. As per the canceling notice of pendency xx
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 between the borrower, xx. The borrower promises to make a monthly payment of $3,219.11 with the rate of interest at 2.875%, beginning from xx/xx/2021 till the maturity date of xx/xx/2061. The new principal balance stated in the modification is in the amount of xx The lender deferred the principal balance in the amount of $152,948.70. The interest-bearing amount is $917,600.00.

																																																																																				xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The seller's tape data shows no issue, and the defect is satisfied. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89700923	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,562.18	4.875%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There are two active UCC liens against the property, in favor of xx. The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $20,761.34 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $10,183.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,943.14 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the collection comment dated xx/xx/2023, the reason for default was illness of a borrower family member.
As per the tape data, the subject property is secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6 years atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows no issues or defects on the subject loan. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62939306	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,732.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,391.91	3.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	774	Not Applicable	29.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,732.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,945.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,391.91 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 29 years on the job xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved as XX.XX%. Tape shows ATR could not be verified due to missing income documents. Further details not provided. Lender defect. The subject originated on xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$X,XXX.XX.

Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$X,XXX.XX.

This loan failed TRID total of payments test due to charge $XXX,XXX.XX allow $XXX,XXX.XX less by $X,XXX.XX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate datedXxx/xx/XXXX does not reflect Points - Loan Discount Fee. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at +$X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX  reflects the sum of Section C fees and Recording fee at $XXX.XX . CD dated xx/xx/XXXX reflects the sum of Section C and Recording fee at $XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl X) "Hazard insurance is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94957860	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	No	Not Applicable	First	$0.00	$1,345.05	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.88	3.000%	180	xx	xx	Conventional	Fixed	Refinance	78.947%	78.947%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	46.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property originated on xx
The first installment of county taxes for 2024/2025 has been paid in the amount of $671.16 on xx/xx/2025.
The second installment of county taxes for 2024/2025 is due in the amount of $671.16 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,035.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,035.88 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 14.94 years atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows income documents to verify SE income are missing, and DTI exceeds XX%. Further details not provided. Lender defect. The subject loan originated on xx"
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XXX%, as the borrower's income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU (xx and its recommendation is “Accept” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54101277	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$1,823.85	$11,113.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,964.00	2.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	793	Not Applicable	17.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two active Code Enforcement liens against the subject property in favor of the xx. The amount of lien is not available on supporting document.
There is one junior mortgage against the subject property originated on xx
There is one credit card judgment against the borrower in favor of the xx.
There is one active UCC lien against the subject property in favor of the xx.
The first installment of county taxes for 2023/2024 has been paid in the total amount of $4,717.03 on xx/xx/2023.
The second installment of county taxes for 2023/2024 has been paid partially in the amount of $4,717.02 on xx/xx/2024.
The first and second installments of county taxes for 2023/2024 have been paid in the total amount of $9,434.05 on xx/xx/2023 and xx/xx/2024.
The first and second installments of county taxes for 2022-2024 have been delinquent in the total amount of $1,823.85, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,507.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,964.00 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the tape, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl x) "Tape and review of the file show the mortgage insurance document is missing from the loan documents. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78465414	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,254.53	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,121.92	3.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	34.229%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $3,124.35 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,580.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,121.92 with an interest rate of 3.125%. The current UPB reflected as per payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.34 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows TRID Exception. Further details not provided."	* Compliance Testing (Lvl X) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges in total cannot increase more than XX% tolerance test. The LE dated xx/xx/XXXX reflects the sum of Section C fees and recording fees at $X,XXX.XX. The CD dated xx/xx/XXXX reflects the sum of Section C and the recording fee at $X,XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX%. COC for the increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* MI, FHA or MIC missing and required (Lvl X) "The final CD reflects monthly MI in the amount of $XXX.XX. The MI certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87270944	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,650.92	XX/XX/XXXX	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,545.83	$1,763.06	7.000%	480	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	631	Not Applicable	45.321%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$81,059.49	3.125%	$795.61	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,584.88 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,317.33(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $795.61 and the interest rate is 2.247%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the seller’s tape, the subject property is owner occupied.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
As per the notice of lis pendens located at “xx,” the foreclosure was initiated in 2013 and the complaint was filed on xx/xx/2013. As per the cancellation of the document located at “xx,” the foreclosure was dismissed due to the loan modification. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the notice of lis pendens located at “xx,” the foreclosure was initiated in 2013 and the complaint was filed on xx/xx/2013. As per the cancellation of the document located at “xx,” the foreclosure was dismissed due to the loan modification. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, “xx and the interest-bearing principal balance of $217,840.00. The monthly P&I is $795.61 with an interest rate of 3.1250% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows no issue/defect satisfied. Further details not provided."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5374778	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,077.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,926.43	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	698	724	34.718%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$9,134.73	3.990%	$1,647.14	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $2,538.96 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 was paid in the amount of $2,538.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,346.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,647.14 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under xx. The bankruptcy was discharged on xx/xx/2023 and terminated on xx/xx/2023.
The loan was modified on xx/xx/2024.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is owner-occupied.
BWR1 has 1 month on the job as an xx
BWR2 has 4 months on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under xx. As per voluntary petition schedule xx, the amount of the claim without deducting the value of the collateral is $404,758.00, and the value of the collateral is $505,200.00. The unsecured portion is $0.00. The POC was filed by the xx, with the secured claim amount of $400,825.64 and the arrearage amount of $535.35. The amended xx plan was filed on xx/xx/2022 and confirmed on xx/xx/2022. The borrower has promised to make monthly mortgage payments of $435.00 for 60 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on xx/xx/2023 and terminated on xx/xx/2023.	The modification agreement was made between the borrower xx. The monthly P&I is $1,647.14 with an interest rate of 3.990% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows lender did not obtain the VOE within XX days prior to closing. Further details not provided. Lender defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XX,XXX.XX. This is an increase in fees of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $XX,XXX.XX exceed fees threshold of $XX,XXX.XX over by +$X,XXX.XX.  The below fees were included in the test: Loan Origination Fee paid by Borrower: $X,XXX.XX Points - Loan Discount Fee paid by Borrower: $XX,XXX.XX.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged of $XX,XXX.XX exceed fees threshold of $XX,XXX.XX over by $X,XXX.XX.  The below fees were included in the test:
Loan Origination Fee paid by Borrower: $X,XXX.XX
																																																																																								Points - Loan Discount Fee paid by Borrower: $XX,XXX.XX."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3990501	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,822.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,007.97	2.875%	360	xx	xx	Conventional	Fixed	Refinance	64.159%	64.159%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	746	Not Applicable	22.311%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $11,822.94.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,007.97, which was applied for the due date of xx/xx/2025. The current P&I is $3,007.97 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the lender did not document recent-year individual and business tax returns for the year XXXX and XXXX YTD P&L. Lender defect. The subject loan originated on xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63601770	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$11,703.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,546.53	4.250%	360	xx	xx	Conventional	ARM	Purchase	94.999%	94.999%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	36.128%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
The 2024 annual combined and city taxes were paid in the amount of $11,703.14 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,450.29, which was applied for the due date of xx/xx/2025. The current P&I is $3,450.29 with an interest rate of 8.00%. The current UPB reflected as per the tape is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 12 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl X) "The final GFE is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11022850	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,513.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$539.66	3.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.553%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2025 has been paid in the amount of $1,452.77 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $792.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $539.66 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx. Unable to determine the occupancy of the subject property. The loan has not been modified since origination. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase x% and xx% tolerance test."
* Missing credit report (Lvl x) "Credit report is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX shows intangible Tax Fee $XXX.XX and State Tax/Stamps Fee $XXX.XX CD dated xx/xx/XXXX. This is an increase in fee of $XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value ofxx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62332159	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$13,253.95	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,276.02	7.250%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	759	34.177%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The annual installment of county taxes for 2024 has been paid in the amount of $12,723.79 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,860.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,276.02 with an interest rate of 7.250%. The current UPB reflected as per the payment history tape data is $xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 12.8 years at xx
BWR 2 has 2.83 years on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the loan has a TRID violation, and the SOL is not expired. Infinity compliance report shows the loan failed charges that cannot increase the x% tolerance test."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx does not reflect the Points - Loan Discount fee at $xxxx.xx, Lock Extension Fee [Custom Fee] at $x.xx, City/County Tax/Stamps at $x.xx, and State Tax/Stamps at $x.xx. CD dated xx/xx/xxxx reflects Points—Loan Discount fee at $x,xxx.xx, Lock Extension Fee [Custom Fee] at $xxx.xx, City/County Tax/Stamps at $x,xxx.xx, and State Tax/Stamps at $x,xxx.xx. This is an increase in fee of $xx,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is available; however, the COC is not getting tested due to the loan failing the TRID delivery and timing test."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47603896	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$25,644.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,296.66	6.375%	360	xx	xx	Conventional	Fixed	Refinance	62.889%	62.889%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	693	777	48.508%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one prior judgment against the borrower in favor of xx
The first and second installments of town taxes for 2025 have been paid in the total amount of $12,822.29 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,568.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,296.66 with an interest rate of 6.375%. The current UPB reflected as per payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 23 years on the job as a xx
BWR2 has 21 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows an inability to perform compliance as the LE and CDs are missing, as well as all income documents, assets, initial and final xxxxs, credit reports, and appraisal report missing. Review of the file shows all the required documents are available in the loan file."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Loan failed state regulations for prohibited fees test.
Below fees were included in the test:
Title- Closing Protection Letter paid by Borrower: $xx.xx
Title- Notice of Settlement paid by Borrower: $xx.xx
Title- Settlement Service fee paid by Borrower: $xxx.xx
Title- Tax Assessment and Utilities paid by Borrower: $xx.xx
Title- Upper Court Fee paid by Borrower: $xx.xx
Trash fee paid by Borrower: $xx.xx"	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan failed QM safe harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the appraisal re-inspection fee and points—loan discount fee. CD dated xx/xx/XXXX reflects appraisal re-inspection fee at $XXX.XX and points—loan discount fee at $X,XXX.XX. This is an increase in fees of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject is refinance case originated on xx
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%; the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX. The subject loan is manually underwritten."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6521101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$5,410.35	$13,986.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,705.47	3.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	794	42.663%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been partially paid in the amount of $2,282.07 on xx/xx/2025 and xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the total amount of $6,993.11 on xx/xx/2025.
The 1st installment of county taxes for 2024 is delinquent in the total amount of $5,410.35, which was good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,705.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,705.47 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been xx. Additionally, BWR1 has 6 years on the job xx
BWR2 has been SE at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the review of transmittal summary reflects the loan purpose as cash-out refinance. Final CD reflects the loan purpose as refinance cash from borrower and the final CD does not reflect any payoff."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows lender did not obtain the individual and business tax returns for both BWR and the written VOE is within XX days of the borrower's employment. Further details not provided. Lender defect. The subject loan originated on xx
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$X,XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$X,XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17298953	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,126.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,454.01	5.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	46.705%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $3,126.11 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $3,126.11 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,811.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,454.01 with an interest rate of 5.250%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.83 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan did not fail any TRID test."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83134759	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$20,305.85	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,927.80	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	38.375%	38.375%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	802	812	42.993%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a XXXXs lien against the subject borrower in favor of xx. The annual installment of county taxes for 2024 has been paid in the amount of $19,493.62 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,522.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,927.80 with an interest rate of 3.990%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR1 has been SE for 31.91 years xx
BWR2 has 26.91 years on the job as axx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense and deficiencies related to income. Further details not provided. BWR defect. The subject loan originated on Xxx * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X) "The initial escrow account disclosure signed by the borrower is missing from the loan documents." * Intent to Proceed Missing (Lvl X) "Intent to proceed is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68365820	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$4,871.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,026.12	3.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	792	35.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are three judgments against the borrower in favor of xx

The annual county taxes for 2024 have been paid in the amount of $3,316.16, which was due on xx/xx/2025.
The annual utilities/MUD taxes for 2024 have been paid in the amount of $1,555.18, which was due on xx/xx/2025.

No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,026.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,026.12 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx

The loan has not been modified since origination.

The RFD is unable to be determined.

No foreclosure activity found in the loan file.
According to the PACER, the borrowers xx. Schedule D of the voluntary petition does not show the property address of the subject property. The POC was not filed by the creditor. There is no comment indicating a cramdown.
No details pertaining to the damage to the subject property have been observed.

BWR1 has 10 years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx. Schedule D of the voluntary petition does not show the property address of the subject property. The POC was not filed by the creditor. There is no comment indicating a cram down.	Not Applicable	Missing Dicsloures Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows VVOE is missing from the loan file. Borrower defect. The subject loan originated on xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does reflect document preparation fee at $XXX.XX. CD dated xx/xx/XXXX reflects document preparation fee at $XXX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl X)     "MI certificate is missing from the loan file."
																																																																																								* Missing Required Disclosures (Lvl X) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28677349	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,780.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,533.55	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	760	753	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $22,780.58 on xx/xx/2024 and xx/xx/2025, respectively.
The 1st installment of county (supplemental) for 2024 is due in the amount of $215.43 on xx/xx/2025.
The 2nd installment of county (supplemental) for 2024 is due in the amount of $215.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,533.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,533.55 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine owner occupancy.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR2 receivesxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape defect shows there is no issue or defect satisfied. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "ComplianceEase TRID tolerance test is incomplete due to initial LE is missing from the loan file. Subject is a refinance case originated on xx
																																																																																								* Missing Initial LE (Lvl X) "Initial LE is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23366397	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,484.59	3.375%	360	xx	xx	Conventional	Fixed	Refinance	62.444%	62.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	791	21.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx

No active judgments or liens have been found.

The 1st annual installment of county taxes for 2024/2025 has been paid in the amount of $6,010.63 on xx/xx/2024.

The 2nd annual installment of county taxes for 2024/2025 has been paid in the amount of $6,010.63 on xx/xx/2025.

No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3502.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2484.59 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx. Unable to determine the occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.

BWR1 has 8.65 years on the job as a xx
BWR2 has 3.82 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value ofxx
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "The subject loan was approved at XX.XX%. Tape shows lender did not obtain the written VOE for the OT income used in qualification. Further details not provided. Lender defect. The subject loan originated on xx
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5699828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,664.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,040.95	4.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	670	28.646%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$1,875.12	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active HOA lien against the subject property in favor of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $7,664.74 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,721.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,875.12 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR1 has 3.5 years on the job as a xx Additionally, the BWR1 has 1.58 years on the job as a xx
BWR2 has been SE for 10.83 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx As per the modified term, the new principal balance is xx The monthly P&I is $1,875.12 with an interest rate of 4.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount.		xx	2: Acceptable with Warnings			* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Kansas license validation test."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88933909	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,268.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,344.97	5.875%	360	xx	xx	Conventional	Fixed	Purchase	68.181%	68.181%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	688	43.604%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $3,134.18 on xx/xx/2025.
The second installment of county taxes for 2024 has been paid in the amount of $3,134.18 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,099.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,344.97 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives xx
BWR2 receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape and review shows income miscalculation as lender used XXXk without X-year continuance. Revised DTI over XXX%. Further details not provided. Lender defect. The subject loan originated on xx	* GSE Points and Fees Test Violations (Lvl x) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees chargedxx
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX.
Loan estimate dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX. CD dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX.
																																																																																								This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37399270	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,896.71	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,106.53	2.750%	360	xx	xx	Conventional	Fixed	Purchase	63.235%	63.235%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	796	24.750%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a state tax lien against the borrower in the amount of $XXXX which was recorded prior to subject mortgage on xx
The annual 1st installment of combined taxes for 2024 has been paid in the amount of $650.46 on xx/xx/2025.
The annual 2nd installments of combined taxes for 2024 have been due in the amount of $650.46 on xx/xx/2025.
The annual 1st and 2nd installments of school taxes for 2024 have been paid in the amount of $12,717.47 on xx/xx/2024 and xx/xx/2025.
The annual 1st and 2nd installment of village taxes for 2024 has been paid in the amount of $3,878.62 on xx/xx/2025 and xx/xx/2026.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,937.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,106.53 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
The loan was never modified since origination.
As per the seller’s tape, the property is owner occupied.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 5.83 years on the job as a xx
BWR2 has 5.41 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Subject loan closed with an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "The subject loan was approved at XX.XX%. The tape shows verification of BWRX employment XX business days prior to closing is missing from the loan documents. Lender defect. The subject loan originated on x x
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID Violation due to decrease in Lender Credit on Loan Estimated dated xx/xx/XXXX. Final CD dated xx/xx/XXXX reflects Lender Credit at $X.XX. This is decrease of $X,XXX.XX for fee which has X% tolerance test. Subject loan originated on xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20289424	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,340.48	XX/XX/XXXX	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,918.70	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$119,244.32	4.000%	$1,604.88	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active municipal lien against the subject property in favor of xx
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2026 were due in the total amount of $7,340.48 on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
The annual utility charges for 2025 have been delinquent in the amount of $1,810.51, which was due on xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,089.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,604.88 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx
The loan was modified on xx
As per tape data, the subject property is occupied by an unknown party.
The foreclosure was initiated in xx with the loan. As per the notice of lis pendens located at “xx” the foreclosure complaint was filed on xx/xx/2016 in favor of xx As per the document located at “xx,” the foreclosure case was canceled. Again, the foreclosure case is resumed, and the notice of lis pendens is located at “xx.” The foreclosure complaint was filed on xx/xx/2019 in favor of xx. As per the document located at “xx,” the foreclosure case was canceled. Further details not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:The foreclosure was initiated in xx with the loan. As per the notice of lis pendens located at “xx,” the foreclosure complaint was filed on xx/xx/2016 in favor ofxx. As per the document located at “xx,” the foreclosure case was canceled. The foreclosure case was re-initiated, and the notice of lis pendens is located at “xx.” The foreclosure complaint was filed on xx/xx/2019 in favor of xx. As per the document located at “xx,” the foreclosure case was canceled. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx As per the modified term, the new principal balance is xx The interest-bearing amount is $384,000.00, and the deferred amount is $119,244.32. The monthly P&I is $1,604.88 with an interest rate of 4.000% beginning on xx/xx/2017 and a maturity date of xx/xx/2057. There is no principal forgiven amount.	Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "Tape shows no issues or defect satisfied. Further details are not provided."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63992443	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,794.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,654.04	5.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	749	49.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $8,794.76 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,692.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,654.04 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as an xx
BWR2 has 4.41 years on the job as a xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject was approved at XX.XX%. Tape shows revised DTI of XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21443917	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,207.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,593.00	8.500%	480	xx	xx	Conventional	ARM	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a child support lien against the borrower in favor of the xx
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of $3,207.00 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is 04/018/2025. The last payment was received on xx/xx/2025 in the amount of $2,266.78, which was applied for the due date of xx/xx/2025. The current interest-only payment is $1,918.48 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is an ARM-rate mortgage originated on xx with a P&I of $2,593.00, a rate of interest of 8.500%, and a maturity date of xx/xx/2047. The P&I as per payment history is $2,266.78, and the rate of interest is 8.250%. There is a change in P&I and interest rate with respect to the note. As per the tape data, the loan was modified. The modification agreement is missing from the loan file.	HUD-1 Closing Statement Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "File missing final HUD. CE was tested using the latest itemization in the file."
* Loan does not conform to program guidelines (Lvl x) "The tape data shows DSI vs arrears discrepancy. Further details were not provided."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
240268	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,542.39	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,214.47	8.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	800	Not Applicable	34.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1542.39 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $ $2,642.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,214.47 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR has 5.25 years on the job xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the tape defect as no issue/defect satisfied. Further details are not provided."	* Compliance Testing (Lvl X) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% Exceeds APR threshold of X.XXX% Over By +X.XXX%. Subject loan is escrowed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2024. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2024. Note date is xx/xx/2024."	Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69282001	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,022.95	7.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	742	Not Applicable	34.778%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $2,014.28 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,955.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,022.95 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the reason for the default.
As per the tape data, the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Loan fails Qualified mortgage lending policy points and fees test due to fees charged: $x,xxx.xx exceeds the fees threshold of $x,xxx.xx by +$x,xxx.xx. The fees below were included in the test: Mortgage Broker Fee paid by Lender: $x,xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx Points- Loan Discount Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/xxxx. Initial CD dated xx/xx/xxxx reflects Lender Credit at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Lender Credit at -$xx.xx. This is decrease of $x,xxx.xx for fee which has x% tolerance test. Subject loan is a purchase, originated on xx
Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Flood certification-Initial fee at $x.xx. CD dated xx/xx/xxxx reflects Flood certification-Initial fee at $x.xx. This is an increase in fee of $x.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan has no issues or defects. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl X) "Loan failed. Qualified Mortgage Safe Harbor threshold test due to APR calculated at X.XXX% exceeds APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11507185	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,435.27	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,693.95	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	39.148%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for 2024 has been paid in the amount of $1,717.65 on xx/xx/2024. The second installment of county taxes for 2024 has been paid in the amount of $1,742.53 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,152.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,693.95 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is Performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 3.50 years on the job as axx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report in the loan file is as-is. The photo addendum of the appraisal report shows the subject needs to install vinyl siding at the front door and floor coverings in the basement. The estimated cost to cure the repairs is in the amount of $XK. Final CD does not show the escrow holdback amount." * Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows property is NOO as BWR owns other property. Further details were not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee paid by Lender: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx

Loan fails QM lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee paid by Lender: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect appraisal fee. Final CD dated xx/xx/XXXX reflects appraisal fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is purchase case originated onxx

Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and recording fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and recording fee at $X,XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "SSPL is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67292217	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,206.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,410.42	2.875%	360	xx	xx	Conventional	Fixed	Purchase	58.092%	79.293%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	30.603%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two junior mortgages against the subject property, the first was originated on xx
The first installment of county taxes for 2014-2025 has been paid in the amount of $9,103.45 on xx/xx/2024.
The second installment of county taxes for 2014-2025 has been paid in the amount of $9,103.45 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,323.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,410.42 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
  No details pertaining to the damage to the subject property have been observed.
The subject property is owner-occupied.
  The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR has been SE for 5.5 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income documents like prior year W-X and VOE to verify YTD and prior year earnings are missing from the loan documents. Lender defect. The subject loan originated on xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49388087	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,206.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,284.33	4.125%	360	xx	xx	Conventional	Fixed	Refinance	66.250%	66.250%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	839	839	48.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the amount of $5,030.76 on xx/xx/2025 and xx/xx/2025.
The third installment of combined taxes for 2025 is due in the amount of $2,705.22 on xx/xx/2025.
The annual installment of water/sewer charges for 2025 is due in the total amount of $126.32, which is due on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,286.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,284.33 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receivesxx BWR2 has 15 years on the job asxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows most recent tax returns of XXXX are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the xx mortgage banker or correspondent mortgage banker license prohibited fees test. Prohibited Fees: $XXX.XX Tax Service Fee paid to the lender."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (xxdisclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.

Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects point-appraisal fee at $XXX. The CD dated xx/xx/XXXX reflects point-appraisal fee at $XXX. This is an increase in fee of $X.XX for charges that cannot increase."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrowers’/borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU (xx, and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22713243	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	$1,458.33	$1,663.26	7.000%	360	xx	xx	Conventional	ARM	Cash Out	79.872%	79.872%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	671	37.390%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $2,100.92 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,133.61 (ITI), which was applied for the due date of xx/xx/2025. The current interest only payment is $831.29 with an interest rate of 5.000%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
The loan was modified on xx
No foreclosure activity has been found.
According to the PACER, the borrowers, xxThe BK was discharged on xx/xx/2004 and terminated on xx/xx/2004.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrowers, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $97,348.13, and the value of the collateral is $107,080.00. The unsecured portion is $0.00. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2004 and terminated on xx/xx/2004.	This is a conventional ARM mortgage originated on xx with a P&I of $1,663.26, a rate of interest of 7.00000%, and a maturity date of xx/xx/2037. The interest-only payment as per the payment history is $831.29, and the rate of interest is 5.000%. The current UPB is reflected on tape in the amount of xx There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2012 with a maturity date of xx/xx/2052. The modification agreement is missing from the loan file.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows defect as loan not amortizing according to the terms of the note/modification. Further details were not provided."	* ComplianceEase State Regulations Test Failed (Lvl X) "The CE risk indicator is moderate, as the loan is failing for the per diem interest amount test. Total fees charged are $XXX.XX, and $XXX.XX is allowed; due to this, it is over charged by +$XXX.XX."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95783739	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,291.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,128.58	3.350%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	766	40.306%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
The annual installment of county taxes for 2024 has been paid in the amount of $2,291.06 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,597.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,128.58 with an interest rate of 3.350%. The current UPB reflected as per the tape data is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR1 has been SE for 1.5 years at xx.   BWR2 was qualified for the new job as axx. BWR2 was a full-time student at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the loan failed the standard ATR/QM documentation requirements and the maximum DTI of XX%. Further details not provided. Lender defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID violation in charges that cannot increase the test due to the increase of the fee in the final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects the origination compensation fee at $X.XX & the pest inspection fee at $X.XX. The final CD dated xx/xx/XXXX reflects the origination compensation fee at $X,XXX.XX & the pest inspection fee at $XXX.XX. This is a fee increase of $X,XXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx
																																																																																								Loan failed charges cannot increase more than XX% in the tolerance test. LE dated xx/xx/XXXX reflects the recording fee at $XX.XX. The CD dated xx/xx/XXXX reflects the recording fee at $XX.XX. This is a cumulative increase of $X.XX for charges that in total cannot increase more than XX% per test. COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75453990	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,011.76	XX/XX/XXXX	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,816.95	5.125%	360	xx	xx	Conventional	ARM	Cash Out	45.712%	67.630%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	713	46.216%	First	Final policy	Not Applicable	XXXX	XX/XX/XXXX	XXXX	Not Applicable	2.875%	$840.79	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $8,011.76 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,294.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $840.79 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The recent foreclosure was initiated on the loan on xx As per the comment dated xx/xx/2023, the FC was on hold. As per the comment dated xx/xx/2023, the reinstatement was received. As per the notice of rescission, the FC was canceled.
 No post-close bankruptcy record has been found.
As per the tape data, the loan was modified on xx
 No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The foreclosure was initiated on the loan on xx As per the notice of lis pendens located at “xx,” the foreclosure complaint was filed on xx/xx/2018, which was recorded on xx/xx/2018. No further details provided. As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. As per the notice of lis pendens located at “xx” the foreclosure complaint was filed on xx/xx/2023, which was recorded on xx/xx/2023. As per the comment dated xx/xx/2023, the FC was on hold. As per the comment dated xx/xx/2023, the reinstatement was received. As per the notice of rescission located at “xx,” filed on xx/xx/2023, which was recorded on xx/xx/2023, the FC was canceled.
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 between the borrower “xx”. The borrower promises to make a monthly payment of $840.79 with the rate of interest 2.875%, beginning from xx/xx/2021 till the maturity date of xx/xx/2061. The new principle balance stated in the modification is in the amount of xx	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows no issue, and the defect is satisfied. Further details not found."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6228340	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$650.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$1,583.31	7.250%	480	xx	xx	Conventional	ARM	Cash Out	83.341%	83.341%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	Unavailable	$1,728.64	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC finance statement against the borrower in favor of xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $650.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,373.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,373.38 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
According to the PACER, the borrower filed for bankruptcy under xxThe bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2013.
The loan was modified on xx
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. As per voluntary petition schedulexx the amount of claim without deducting the value of the collateral is $245,245.00 and the value of the collateral is $92,000.00. The unsecured portion is $153,245.00. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2013.	The modification agreement was made between the borrowers xx. As per the modified term, the new principal balance is $245,245.50. The monthly P&I is $1,728.64, beginning on xx/xx/2010, with a maturity date of xx/xx/2047. There is no deferred balance and principal forgiven amount.	Origination Appraisal Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed the Per Diem Interest Amount Test due to the calculated amount of $X.XX exceeds the disclosed amount of $XX.XX by an undisclosed amount of +$XX.XX."
* Loan does not conform to program guidelines (Lvl X)     "The tape shows a defect as a DSI vs. arrears discrepancy. Further details not provided."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan document. XXXX search shows an estimated value of xx
* Mortgage Riders incomplete / inaccurate (Lvl X)     "Mortgage riders are incomplete/inaccurate."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95791944	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,474.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,231.43	6.250%	360	xx	xx	Conventional	Fixed	Purchase	57.143%	57.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	35.756%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,474.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,628.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,231.43 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the subject property is a primary.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been qualified byxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape shows trust documents do not meet agency eligibility requirements. Further details not provided. The loan was originated by the borrowers, xx. The addendum to the deed of trust located at xx which shows all the material and direct benefits are sufficient for consideration to support the deed of trust."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74040023	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,017.82	3.625%	360	xx	xx	FHA	Fixed	Refinance	97.036%	97.036%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	Not Applicable	50.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx.
 There is a state tax lien against the borrower in favor of the xx

The annual installment of county taxes for 2024 has been paid in the amount of $1,352.53 on xx/xx/2025.

No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,558.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,017.82 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx

No details pertaining to the damage to the subject property have been observed. Unable to determine the occupancy of the subject property.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

BWR has 4.66 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape shows the appraiser's license was not effective until after the date the appraisal report was completed, report date xx/xx/xxxx, and the license to appraisal indicates an effective date of xx/xx/xxxx. The appraiser license copy shows the expiration date as xx/xx/xxxx. Further details not provided."
* Assets do not meet guidelines (Lvl x) "Tape shows insufficient assets. Bank statement in the file shows $xK does not satisfy the cash-to-close requirement of $xK and reserves of $xxx.xx. BWR has x.xx years on the job as a xx	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the appraisal fee and credit report fee. The CD dated xx/xx/XXXX reflects an appraisal fee and credit report fee of $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges in total cannot increase more than XX% tolerance test. The LE dated xx/xx/XXXX reflects the sum of recording fees and property taxes at $X,XXX.XX. Due to the CD dated xx/xx/XXXX, the sum of recording fees and property taxes is reflected at +$XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX% in the test. COC for the increase in fee is missing from the loan documents."
																																																																																								* MI, FHA or MIC missing and required (Lvl X) "The mortgage insurance certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42730752	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,146.68	5.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	791	Not Applicable	58.354%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,795.20 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,933.98(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,146.68 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape, the subject property is Investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows increased DTI of XXX.XX%. Lender excluded BWR primary housing and used SE income without a X-year history. Lender defect. The subject loan originated onxx

																																																																																								xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84337948	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$862.98	2.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	799	789	25.242%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $5,150.95 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,509.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $862.98 with an interest rate of 2.875%. The current UPB, reflected as per the payment history, is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the reason for default.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 17 years on the job as a xx
BWR2 has 2 years on the job as axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows no issue or defect satisfied. Further details are not provided."
* Missing Appraisal (Lvl x) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value oxx	* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74230707	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	No	Not Applicable	First	$0.00	$3,550.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$484.14	2.750%	360	xx	xx	VA	Fixed	Refinance	82.930%	82.930%	Streamline Refinance	No	XXXX	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	809	809	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 is due in the amount of $3,027.20 on xx/xx/2025.
The first and second installment of county taxes of the year 2024 were paid in the amount of $3,550.08.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $911.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $484.14 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the VA issued a funding fee refund directly to the borrower after determining that the loan did not meet the requirements for VA guaranty. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25977337	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$763.07	$1,622.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.39	8.880%	480	xx	xx	Conventional	ARM	Cash Out	99.834%	99.834%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
For Parcel #xx
The 1st annual installment of county taxes for 2024 has been paid in the amount of $811.79 on xx/xx/2025.
The 2nd annual installment of county taxes for 2024 is paid in the amount of $719.99.
For Parcel xx
The 1st annual installment of county taxes for 2024 has been paid in the amount of $47.39 on xx/xx/2025.
The 2nd annual installment of county taxes for 2024 is paid in the amount of $43.08.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,425.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,425.41 with an interest rate of 11.375%. The current UPB reflected as per payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is xx.
The loan was modified on xx.
No foreclosure activity has been found.
According to the PACER, the borrower, xx The BK was dismissed on xx/xx/2013 and terminated on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $159,329.00, and the value of the collateral is $145,000.00. The unsecured portion is $14,329.00. The POC was filed by the creditor, xx with the secured claim amount of $167,554.81 and the arrearage amount of $10,287.67. The amended chapter 13 plan filed on xx/xx/2011 was confirmed on xx/xx/2011. The borrower has promised to make monthly mortgage payments of $1,970.00 for 24 months and $2,300.00 for 12 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2013 and terminated on xx/xx/2013.	The loan was originated on xx in the amount of $159,733.00, with a principal and interest payment of $1,217.39, an interest rate of 8.880%, and a maturity date of xx/xx/2048. According to the tape data, the loan was modified on xx The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows DSI arrears discrepancy. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed Discount Fee Test due to fee charged $X,XXX.XX exceed fee threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fee was included in this test:
Loan Discount Fee paid by Borrower: $X,XXX.XX."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl X)     "Prepayment rider is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16947121	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,255.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$1,125.35	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	37.134%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 IRS liens found against the borrower in favor of the xx
There are 3 state tax liens against the borrower in favor of the xx
There is a medical lien found against the borrower in favor of xx
The 1st and 2nd installments of county taxes for 2023 have been paid in the total amount of $6,255.86 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,403.27(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $516.75 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
As per the PACER, the borrower had filed bankruptcy under xx. The BK was dismissed on xx/xx/2009 and terminated on xx/xx/2009.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx. As per voluntary petition schedule D xx), the amount of the claim without deducting the value of the collateral is $168,393.00, and the value of the collateral is $175,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, with the secured claim amount of $182,549.90 and the arrearage amount of $15,689.31. The bankruptcy was dismissed on xx/xx/2009 and terminated on xx/xx/2009.	The subject is a fixed-rate mortgage originated on xx with a P&I of $1,125.35, a rate of interest of 6.625%, and a maturity date of xx/xx/2034. The P&I as per payment history is $516.75, and the rate of interest is 2.875%. There is a change in P&I with respect to the note. As per the tape data, the loan was modified on xx The modification agreement is missing from the loan file.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan documents. CE was tested using the initial GFE point and fees."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the xx license validation test."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51519653	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.52	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	49.020%	49.020%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	43.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property, which was originated on xx
The 1st installment of county taxes for 2024 has been paid in the amount of $1,050.87 on xx/xx/2024.  ·
The 2nd installment of county taxes for 2024 has been paid in the amount of $1,193.96 on xx/xx/2025.  ·
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $661.52, which was applied for the due date of xx/xx/2025. The current P&I is $661.52 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 29.08 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows income miscalculation. The revised DTI is XX.XX%. Further details not provided. Borrower defect. The subject loan was originated on xx"
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect rate lock extension. The CD dated xx/xx/XXXX reflects a rate lock extension at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43670143	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Dakota	xx	xx	xx	North Dakota	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$795.59	4.250%	240	xx	xx	Conventional	Fixed	Refinance	44.836%	44.836%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	571	587	28.666%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.000%	$1,149.22	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $4,065.72 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,823.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,149.22 with an interest rate of 6.000%. The current UPB, reflected as per the payment history, isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $120,526.97.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx
As per the UT report dated xx/xx/2025, the foreclosure was initiated on xx The foreclosure was canceled on xx
No post-close bankruptcy record has been found.
The borrower has 13.6 years on the job as anxx
Borrower 2 has 6.25 years on the job asxx

Foreclosure Comments:As per the UT report dated xx/xx/2025, the foreclosure was initiated on xx The foreclosure was canceled on xx
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx. The monthly P&I is 1,149.22 with an interest rate of 6.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount.

Appraisal (Incomplete) Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Right of Rescission Transmittal (1008)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value at xx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "The subject approved at XX.XX%. Tape shows income documents, initial XXXX and credit report are missing from the loan file. Further details not provided. Borrower defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. The borrower has XX.X years on the job as an XXXX with XXXX, a FICO score of XXX, and xx equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects a lender credit at $X.XX, and the final CD dated reflects a lender at $X.XX. This is a decrease of +$X.XX for a fee that has a X% tolerance test."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS/DU report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "The initial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The settlement service providers list is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl X)     "ROR is missing from the loan document."
* Settlement date is different from note date (Lvl X)     "The final CD reflects the closing date as xx/xx/XXXX. The notary's signature date on the mortgage/deed of trust is xx/xx/XXXX. Note the date is xx
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "The final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69743801	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,143.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$690.53	3.625%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	772	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.990%	$558.39	XX/XX/XXXX	Financial Hardship	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx
The annual combined taxes for 2024 were paid in the amount of $2,143.90 on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,004.88 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $558.39, and the interest rate is 4.990%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the comment dated xx/xx/2025, the RFD was curtailment of income.
No foreclosure activity has been found.
No damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx
BWR has 5.50 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx As per this modification agreement, the new principal balance is xx and the borrower promised to pay principal and interest in the amount of $558.39 at a rate of 4.990% beginning on xx/xx/2022. According to this agreement, the new maturity date will be xx/xx/2062. There is no deferred or forgiven amount.	Missing DU/GUS/AUS Missing Required Disclosures Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "A review of the loan documents shows that XXXX and AUS are missing, and as a result, ATR could not be determined. Further details were not provided. Lender defect. The subject loan originated on xx
* Missing Required Disclosures (Lvl X)     "Your home loan toolkit, acknowledgment is missing in the loan file.
Homeownership counseling disclosure is missing from the loan documents"
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "XXXX is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17007910	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,746.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$858.95	4.250%	240	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	49.546%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,823.84 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $922.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,269.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $858.95 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

 BWR has 20.4 years on the job as an xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "Tape and review of the file shows donor proof of withdrawal for the gift of $xK is missing. Bank statement in the file shows $xK does not satisfy the cash-to-close requirement of $xK. The subject loan originated on xx	* Compliance Testing (Lvl X) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "The initial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91339765	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,655.97	3.250%	180	xx	xx	Conventional	Fixed	Refinance	78.556%	78.556%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.167%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
  No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of city taxes for 2025 have been paid in the total amount of $6,392.98 on different dates.
The annual installment of utilities/MUD charges for 2025 is delinquent in the amount of $644.48, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,423.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,655.97 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Transmittal (1008)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "The subject was approved at XX.XX%. ATR could not be determined as XXXX, AUS, and the credit report and loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is expired. BWR has been SE for xx equity in the subject."
* Missing credit report (Lvl X)     "The credit report is missing from the loan file."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "The final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71810434	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,988.16	XX/XX/XXXX	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.04	4.000%	240	xx	xx	Conventional	Fixed	Refinance	70.931%	70.931%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	610	Not Applicable	39.903%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.000%	$590.22	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,324.77 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $663.39 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $902.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $590.22 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  No details pertaining to the damage to the subject property have been observed.
Unable to determine reason for default.
The subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the servicer provided a trial plan to the borrower from xx to xx.
The loan was modified on xx.
  The foreclosure was initiated. The complaint has not been filed yet. The final judgment was entered on xx in the amount of xx. As per the collection comment dated xx, the foreclosure file is on hold due to trial modification. Further details not provided.  No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:The foreclosure was initiated. The complaint has not been filed yet. The final judgment was entered on xx in the amount of xx. As per the collection comment dated xx, the foreclosure file is on hold due to trial modification. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2021. As per the modified term, the new principal balance is $105,780.29. The monthly P&I is $590.22 with an interest rate of 6.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2050. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As per the seller’s tape, payment history is missing for xx months. As per the review, payment history is available from xx/xx/xxxx to xx/xx/xxxx, located at ''xx''"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB: $XXXK."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "The AUS/DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl X) "The hazard insurance certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54423001	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$756.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$675.12	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	61.911%	61.911%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.724%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first annual installment of county taxes for 2024 has been paid in the amount of $378.02 on xx/xx/2024.
The second annual installment of county taxes for 2024 has been paid in the amount of $378.02 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $675.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $675.12 and current rate is 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
Unable to determine the RFD.
BWR receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $675.12, a rate of interest of 4.125%, and a maturity date of xx. The P&I, as per payment history tape data, is $675.12 and current rate is 4.125%. Tape shows deferred balance in the amount of $1350.24. As per the seller’s tape data, the loan has been modified on xx. The MOD agreement is missing from the loan file.	Credit Report Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the lender did not verify the total obligations as the credit report was missing. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR receives social security income, XXXX over the last XX months and $XXK equity in the subject, residual income is $X,XXX."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX.
Loan estimate dated xx/xx/XXXX reflects Transfer Taxes at $XXX.XX. CD dated xx/xx/XXXX reflects Transfer Taxes at $XXX.XX.
This is a cumulative increase in fee of $X.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35835786	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,143.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,075.10	7.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	735	812	47.496%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,143.83 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,461.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,075.10 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx.
BWR2 receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "Tape and review of the file show insufficient asset documentation and missing xnd-month bank statements. Bank statements of x month show xx in assets satisfy the cash-to-close requirement of xx at closing. Further details not provided. BWRx has been xx and at xxs. BWRx receives retirement and social security income, FICO xxx, xXxx since inception and $xxK equity in the subject."	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "Loan failed MD COMAR Higher-Priced Mortgage Loan Test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24297403	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,174.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$921.95	4.750%	360	xx	xx	FHA	Fixed	Purchase	98.188%	104.634%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	44.375%	First	Final policy	Not Applicable	XXXX	XX/XX/XXXX	XXXX	Not Applicable	3.125%	$702.57	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 02 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of xx, originated on xx and was recorded on xx with instrument/book/page #xx, and the second junior mortgage against the subject property in favor of xx., in the amount of $XXXX, originated on xx and was recorded on xx with instrument/book/page #xx.
There is one junior partial claim mortgage against the subject property originated on xx in favor of the xx in the amount of xx, which was recorded on xx.
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $XXXX on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,100.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $702.57 with an interest rate of 3.130%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.

No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by the owner.
As per the servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to Covid-19.

BWR has xx.
Previously, BWR had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $702.57 with an interest rate of 3.125% beginning on xx and a maturity date ofxx. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Mortgage Insurance	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXXK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "The subject loan was approved at xx. The tape shows the lender did not document VOE within XX business days of the closing. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has Xxx, FICO XXX, XXXX in the last XX months."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X))an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).

The loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%.

The loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%."
* LTV or CLTV exceeds XXX% (Lvl X)     "Collateral value used for underwriting:xx. Amount of secondary lien(s):xx. Loan amount: xx. CLTV =xx."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx, as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXXXXXXX.pdf_Pg#XXX), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30922603	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,923.99	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,049.35	2.875%	360	xx	xx	Conventional	ARM	Refinance	51.368%	51.368%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	725	749	38.756%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property in favor of The Washington Trust Company, which was recorded on xx in the amount of xx.
The 1st, 2nd, 3rd, & 4th installments of county taxes for 2025 have been paid in the amount of $18,923.99 on different dates.
The 1st and 2nd installments of county taxes for 2026 are due in the amount of $9,698.55 on xx/xx/2025 and xx/xx/2025.
The water charges for 2025 are delinquent in the amount of $443.57, which is good through xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,904.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,049.35 with an interest rate of 2.870%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows loan documents to perform compliance testing. Income documents and asset documents are missing from the loan file. Review of the file shows documents are available. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53348797	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,242.51	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,824.88	3.125%	360	xx	xx	Conventional	Fixed	Refinance	71.000%	71.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	30.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a code enforcement lien against the subject property in favor of the xx, which was recorded on xx. The amount of the lien is not available on the supporting document.
 There is a state tax lien found against the borrower in favor of the xx, which was recorded on xx in the amount of $XXXX
There are 02 civil judgments found against the borrower in favor of XXXX in the total amount of xx, which were recorded on xx and xx.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2026 have been due in the total amount of $3,258.80 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,175.27, which was applied for the due date of xx/xx/2025. The current P&I is $1,824.88 with an interest rate of 3.125%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows TRID exception, and the SOL for TRID has expired. Further details not provided. Infinity compliance test shows the loan failed TRID tolerance test."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing/settlement date, if the consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase State Regulations Test Failed (Lvl X)     "The loan failed state regulations' Late Fees test due to the loan having an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. The interest rate charged, X.XXX%, exceeds the threshold of X.XXX% by +X.XXX%."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase. Loan estimate dated xx/xx/XXXX, CD dated xx/xx/XXXX reflects a fee of $XXX.XX. This is a cumulative increase of $XXX.XX for charges that cannot increase.

TRID violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects Lender Credit at $X.XX. The final CD dated xx/xx/XXXX reflects Lender Credit at $X.XX for a fee that has a X% tolerance test. The subject loan is a refinance, originated on xx/xx/XXXX, and the SOL is X year."
																																																																																								* Missing Required Disclosures (Lvl X) "Homeownership counseling disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46880218	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,580.81	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$961.14	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	59.516%	59.516%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 have been paid in the amount of $6,580.81 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $961.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $961.14 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
BWR employment details could not be determined, as credit documents are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and review of the file shows compliance, credit and collateral documents are missing from the loan file. Further details not provided." * HUD-x Closing Statement missing or unsigned (Lvl x) "Final closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO. ATR could not be determined as XXXX, AUS, loan approval and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated onxx, and the X-year SOL has expired. BWR has been xx over the last XX months."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB isxx."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl X)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,071.45	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4651881	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,194.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$643.91	5.500%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	636	644	26.585%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.500%	$643.91	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior credit card judgment against the borrower in favor of xx., which was recorded onxx, in the total amount of $XXXX.
The first installment of county taxes for 2024/2025 has been paid in the amount of $609.13 on xx/xx/2025.
The second installment of county taxes for 2024/2025 is due in the amount of $582.13 on xx/xx/2025.
The water sewer charges are due in the amount of $179.99 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $829.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $643.91 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified onxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.   BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx., on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $643.91 with an interest rate of 5.500% beginning on xx and a maturity date of xx/xx/2048. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the assets verified do not meet the cash-to-close requirement. Bank statements in the file show $X,XXX.XX, and a builder closing cost credit of $X,XXX.XX satisfies the cash-to-close requirement of xx. Also, the tape shows signed copies of tax returns are missing from the loan documents. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx. BWRX has xx in the last XX months, and xx equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl X)     "Loan failed. Qualified Mortgage Safe Harbor Threshold test due to APR calculated at X.XXX% Exceeds APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed.

Loan failed. Qualified Mortgage Lending Policy Points and Fees Test due to the fees charged, X,XXX.XX, exceeding the fees threshold of $X,XXX.XX by +$XXX.XX.  The below fees were included in the test: Points - Loan Discount fee paid by borrower: $X,XXX.XX Rate Lock fee paid by borrower: $XXX.XX Underwriting fee paid by borrower: $XXX.XX."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete due to the initial CD is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to the fees charged, X,XXX.XX, exceeding the fees threshold of $X,XXX.XX by +$XXX.XX.
The below fees were included in the test:
Points-Loan Discount Fee paid by borrower: $X,XXX.XX
Rate Lock Fee paid by borrower: $XXX.XX
Underwriting Fee paid by borrower: $XXX.XX.

The loan fails the GSE (Freddie Mac public guidelines) QM points and fees test due to the fees charged, X,XXX.XX, exceeding the fees threshold of $X,XXX.XX by +$XXX.XX.
The below fees were included in the test:
Points - Loan Discount fee paid by borrower: $X,XXX.XX
Rate Lock fee paid by borrower: $XXX.XX
Underwriting fee paid by borrower: $XXX.XX."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."
* MI, FHA or MIC missing and required (Lvl X)     "This is an xx loan and the MI certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement is missing from the loan file."
* Property is Manufactured Housing (Lvl X)     "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "The affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34610133	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,033.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$922.96	4.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	671	709	44.435%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,033.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,680.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $922.96 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, there is a payment dispute. Further information not provided.
The reason for default is unable to be determined.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx.
  BWR2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows AUS and verification of rent or mortgage required on the file is missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has been SE for xx. BWRX has been xx in the last XX months, and $XXK equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXXXXXXX_Pg#XXX), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10470856	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$213.70	$8,250.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,326.94	3.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	33.768%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $8,250.94 on xx/xx/2024 & xx/xx/2025, respectively.
The 1st installment of county taxes for 1989 (Supplemental) is delinquent in the total amount of $213.70, which was due on xx/xx/1990 and is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,500.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,326.94 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has xx in the last XX months, and $XXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "This loan failed the charges that cannot increase test. This loan failed the test charges that in total cannot increase more than XX% test. Subject loan is a purchase case that originated on xx/xx/XXXX, and the SOL of X year has expired."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95489137	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$5,073.21	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,565.60	7.250%	360	xx	xx	Conventional	Fixed	Purchase	91.800%	91.800%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	706	Not Applicable	46.871%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,073.21 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,206.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,565.60 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows TRID exception SOL expired loan. Further details not provided. Infinity CE report shows the loan failed the TRID tolerance test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated income and failed to provide evidence the IRS was paid in full for XXXX or include the monthly payment. Lender defect. Revised DTI XX.XX%. Subject loan originated XX/XX/XX and the X-year SOL is active. The BWR is employed with xx in the past XX months and $XX.XK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xxreflects Appraisal Fee at $XXX.XX. Final CD dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79776785	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Dakota	xx	xx	xx	North Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,017.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,087.35	2.750%	240	xx	xx	Conventional	Fixed	Purchase	59.521%	59.521%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	802	811	35.281%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $8,017.25 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,898.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,087.35 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed.
 BWR1 has xx. BWR2 hasxx .
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase the x% and xx% tolerance test."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL is xx. Calculated finance charge is xx for an under disclosed amount of -$X,XXX.XX.   Loan failed TILA APR test due to APR disclosed on final TIL is X.XXX%. Calculated APR is X.XXX% for an under disclosed APR of -X.XXX%."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx does reflect the credit report fee and survey fee at $XX.XX and $X.XX. CD dated xx reflects a credit report fee and survey fee at $X.XX and $XX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated onxx, and the SOL is X year.   Loan failed charges cannot increase more than XX% in the tolerance test. LE dated xx reflects the sum of Section C fees and the recording fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and the recording fee at +$X,XXX.XX. This is a cumulative increase of $X,XXX.XX for charges that in total cannot increase more than XX% per test. COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test because the fees charged $XX,XXX.XX exceed the fees threshold of $XX,XXX.XX over by +$XXX.XX.  The below fees were included in the test: Extended Lock fee paid by Borrower: $X,XXX.XX Points - Loan Discount Fee paid by Borrower: $X,XXX.XX Processing Fee paid by Borrower: $X,XXX.XX Tax Service Fee paid by Borrower: $XX.XX"
* Missing Required Disclosures (Lvl X)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97211534	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,393.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,351.53	3.250%	360	xx	xx	Conventional	Fixed	Refinance	47.851%	47.851%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	45.156%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 XXXX liens. The first was recorded on xx in favor of xxin favor of $XXXX and the second in the amount of $XXXX which was recorded on xx in favor of xx
The 1st annual installment of county taxes for 2024 has been paid in the amount of $3,196.71 on xx/xx/2025.
The 2nd annual installment of county taxes for 2024 is due in the amount of $3,196.71 on xx/xx/2025.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,023.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,351.53 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
BWR1 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl X) "Final CD dated xx reflects an escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. The tape shows the lender did not obtain the VVOE XX days within the note date. Further details not provided. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has xx, and $XXXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx reflects appraisal fee at $XXX.XX. Final CD dated xx reflects appraisal fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is refinance case originated on xx, and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%; the borrower’s income was $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by LP (Locator#xx) and its recommendation is accept with a DTI of XX%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56379226	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,433.11	XX/XX/XXXX	xx	No	Dismissal	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,656.38	6.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	50.660%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of $3,433.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,097.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $903.46, and the interest rate is 2.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the seller’s tape, the subject property is owner-occupied.
As per the UT dated xx/xx/2025, the foreclosure was initiated in 2013. The complaint was filed on xx under case # xx. The sale was scheduled for xx. The order dismissing the case, canceling the foreclosure sale, and canceling the notice of lis pendens was filed on xx. Further details not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx.
Foreclosure Comments:As per the UT dated xx/xx/2025, the foreclosure was initiated in 2013. The complaint was filed on xx under case #xx. The sale was scheduled for xx. The order dismissing the case, canceling the foreclosure sale, and canceling the notice of lis pendens was filed on xx. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx The POC for the subject creditor was not found in PACER. The Chapter 13 plan filed on xx was confirmed on xx. As per the order confirming the Chapter 13 plan, the debtor was supposed to pay the trustee the amount of $517.48 for the period of 60 months. There is no comment indicating a cramdown. The BK was discharged on xx and terminated on xx.	The subject is a conventional fixed-rate mortgage with a P&I of $1,656.38, a rate of interest of 6.375%, and a maturity date of xx/xx/2037. The P&I, as per payment history tape data, is $903.46. There is a difference in P&I with respect to the note. As per the seller’s tape, the loan was modified on xx. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows no issue, and the defect is satisfied. Further details not found."	* MI, FHA or MIC missing and required (Lvl X) "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32099206	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,577.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,671.85	6.000%	360	xx	xx	Conventional	Fixed	Purchase	94.992%	94.992%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	46.663%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$116,326.74	3.875%	$1,113.40	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 hospital medical liens against the borrower in favor of xx, which were recorded on xx and xx in the total amount of $4,191.35.
The 2nd installment of town taxes for 2025 is due in the total amount of $2,464.07 on xx/xx/2025.
The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of $4,649.01 on xx/xx/2025 and xx/xx/2025.
The annual utilities and MUD charges for 2025 have been delinquent in the amount of $423.95, which was good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,128.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,113.40 with an interest rate of 3.875%. The current UPB reflected as per the payment history tape data is $246,837.13 and deferred balance is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB reflected as per the payment history tape data is xx
As per the tape data, the subject property is owner-occupied.
The foreclosure was initiated on the loan on xx. The foreclosure complaint was filed on xx. As per the release of the notice of lis pendens, the foreclosure was discharged on xx.
No post-close bankruptcy record has been found.
The loan was modified on xx.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The foreclosure was initiated on the loan on xx. As per the notice of lis pendens located at “xx,” the foreclosure complaint was filed on xx, which was recorded onxx. As per the release of notice of lis pendens located at “xx,” which was filed on xx and recorded on xx, the foreclosure was discharged. Again, the foreclosure was initiated on the loan on xx. As per the notice of lis pendens located at “xx,” the foreclosure complaint was filed on xx, which was recorded on xx. As per the release of notice of lis pendens located at “xx,” which was filed on xx and recorded on xx, the foreclosure was discharged.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx, and the lender, xx., on xx. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is $116,326.74. The monthly P&I is $1,113.40 with an interest rate of 3.875% beginning on xx and a maturity date of xx/xx/2058. There is no principal forgiven amount. The loan has been modified three times since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows no issue, and the defect is satisfied. Further details not found."	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Application Fee paid by Borrower: $XXX.XX
Commitment Fee paid by Borrower: $XXX.XX
MERS Registration Fee paid by Borrower: $X.XX."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7952806	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,361.98	XX/XX/XXXX	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,246.83	6.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	54.097%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$125,019.88	3.125%	$689.49	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx in the amount ofxx, which originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrument/book/page #xx. There are 2 civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2018 and xx/xx/2024 in the total amount of xx. The annual installment of county taxes for 2024 has been paid in the amount of $3,227.50 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,001.5 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $689.49 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $178,442.11, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan was modified onxx.
The foreclosure was initiated on the loan in 2017. The lis pendens, located atxx, was filed on xx with the case #xx. The release of lis pendens is located at xx. No further details available.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was dismissed on xx and terminated on xx/xx/2015.
As per servicing tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower had a damaged roof caused by winds. The date of loss is xx/xx/2024. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of $22,475.73 on xx/xx/2024. Further details not found.
Foreclosure Comments:The foreclosure was initiated on the loan in 2013, and the lis pendens, located at xx, was filed on xx/xx/2013 with the case #xx. The foreclosure final judgment, located atxx, was entered on xx. Again, the foreclosure case is resumed on xx/xx/2017. The lis pendens, located atxx, was filed on xx/xx/2017 with the case #xx. The release of lis pendens is located at xx. No additional details have been found regarding the closure status of the foreclosure case.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. The voluntary petition was filed on xx. The POC & chapter 13 plan was not filed. The BK was dismissed on xx/xx/2015 and terminated on xx/xx/2015.	The modification agreement was made between the borrower xx and the lender xx on xx/xx/2021. As per the modified term, the new principal balance is xx out of which $188,783.52 is interest bearing amount and deferred amount is $125,019.88. The monthly P&I is $689.49 with an interest rate of 3.125% beginning on xx and a maturity date of xx/xx/2061. There is no principal forgiven amount. The loan has been modified twice since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan has no issues or defects. Further details not provided."	* Missing Initial XXXX_Application (Lvl X) "Final application signed by the borrower is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents." * TIL not hand dated (Lvl X) "Final TIL is not hand-dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$22,475.73	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87470279	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$929.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$297.00	2.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	730	730	22.832%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the total amount of $929.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $603.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $297.00 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for default.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine occupancy of the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase xx% tolerance test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges than in total cannot increase more than xx% tolerance test. LE dated xx reflects the sum of Section C fees at $xxx.xx. CD datedxx reflects the sum of Section C fee at $xxx. This is a cumulative increase of $+xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* Missing Appraisal (Lvl X)     "Appraisal document missing from the loan file."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "The affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12763745	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,398.13	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,980.08	6.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of $8,199.07 on xx/xx/2024.
The 2nd installment of combined taxes for 2025 has been paid in the amount of $8,199.06 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,617.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,980.08 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing Required Disclosures Notice of Servicing Transfer	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the subject loan is HPML non-compliant. Infinity compliance report shows the loan failed the HPML test. Further details are not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "TRID tolerance is incomplete due to initial CD is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:

Administration Fee paid by Borrower: $xxx.xx
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Initial LE (Lvl x)     "Initial LE is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "Settlement services provider list is missing from loan documents. (SSPL).
The borrower's intent to proceed is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) because an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21611604	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$39.00	$13,506.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,156.69	3.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	785	784	49.448%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are multiple ECB liens against the subject property in favor of XXXX, which were recorded on different dates in the total amount of $XXXX
There is an active municipal lien against the subject property in favor of the XXXX, which is good through xx/xx/2025 in the total amount of $XXXX
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2026 are due in the total amount of $13,506.16 on different dates.
The other annual taxes for 2026 are due in the amount of $13.00 on xx/xx/2026.
The annual combined taxes for 2023, 2024, and 2025 are delinquent in the total amount of $39.00, which were due on different dates.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2025 were paid in the total amount of $12,741.72 on different dates.
The annual water/sewer charges for 2025 have been delinquent in the amount of $819.86, which are good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,738.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,156.69 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $1,263,766.00.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,263,766.00.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was not modified.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is non-owner occupied.
BWR1 has been SE, owning multiple businesses, for 9 years.
BWR2 has been SE, owning multiple businesses, for 22.33 years
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject is NOO and approved at XX.XX%. Tape shows the investor qualifying DTI ratio of XX.XX% exceeds the approved DTI of XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX and the X-year SOL has expired. BWRX has been SE, owning multiple businesses, for X years. BWRX has been SE, owning multiple businesses, for XX.XX years, FICO XXX and $XXXK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46581592	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,274.83	2.262%	360	xx	xx	FHA	Fixed	Purchase	86.487%	86.487%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	54.403%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
  The annual installment of county taxes for 2024 has been paid in the amount of $6,359.57 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,064.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,274.83 with an interest rate of 2.262%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx. Unable to determine RFD.
  As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows TRID exception SOL expired loan. Further details not provided. Infinity CE report shows the loan failed the TILA and TRID tolerance tests."
* MI, FHA or MIC missing and required (Lvl x) "This loan is FHA. MI certificate is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX and the X-year SOL has expired. BWR hasxx, FICO XXX, XXXX over the last XX months and xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx and the X-year SOL has expired.

Loan failed TILA APR test due to APR calculated X.XXX% exceeds APR threshold X.XXX% over by +X.XXX%."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired.

TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -$XX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX."
* GSE Points and Fees Test Violations (Lvl X)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $XX,XXX.XX exceed fees threshold of $XX,XXX.XX over by +$X,XXX.XX.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $X,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Underwriting Fee paid by Borrower: $X,XXX.XX.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $XX,XXX.XX exceed fees threshold of $XX,XXX.XX over by +$X,XXX.XX.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $X,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Underwriting Fee paid by Borrower: $X,XXX.XX."
* Rebuttable Presumption - defined by loan findings (Lvl X)     "Loan failed xx QM Rebuttable Presumption Test due to fees charged $XX,XXX.XX exceed fees threshold of $XX,XXX.XX over by +$X,XXX.XX.
The below fees were included in this test:
Mortgage Broker Fee (Indirect) $X,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Underwriting Fee paid by Borrower: $X,XXX.XX.

																																																																																								Loan failed FHA QM Safe Harbor loan test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% under disclosed by -X.XXX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79813527	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Not Applicable	xx	xx	No	No	Not Applicable	First	$0.00	$3,351.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,241.61	3.750%	360	xx	xx	VA	Fixed	Refinance	89.367%	89.367%	Streamline Refinance	Not Applicable	XXXX	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 has been paid in the amount of $1,675.52 on xx/xx/2024.
The second installment of county taxes for 2024/2025 has been paid in the amount of $1,675.48 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,608.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,241.61 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
The subject loan was approved as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows initial LE was not provided to the veteran within x business days of application. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$XXX.XX. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$XXX.XX. Reason for finance charge under disclosure is unknown as the fee itemization is missing."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92487898	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,434.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,262.90	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	68.736%	68.736%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	647	44.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property originated on xx and recorded onxx with Instrument # xx, in the amount of xx0 with the lender, Logix xx.
There is one junior abstract of support judgment against the borrower in favor of the County of xx, which was recorded on xx/xx/2017. The lien amount is not provided.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $7,604.85 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,586.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,262.90 with an interest rate of 4.750%. The current UPB reflected as per payment history tape data is xx. As per the tape, the deferred balance is $14,824.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $523,258.11. As per the tape, the deferred balance is xx.
As per the comment dated xx/xx/2025, the subject property was affected by the wildfire, and the home was burned down. As per the comment dated xx/xx/2025, the loss draft check in the amount of xx has been emailed to the borrower. Further details not provided.
As per the comment dated xx/xx/2025, the reason for default is business lost.
As per the comment dated xx/xx/2025, a payoff request was received from the borrower.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has been xx.
BWR3 has been xxs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income documents are not sufficient to verify the BWR's current partnership status. Lender defect. The subject originated on xx and the X-year SOL has expired. BWRX has been xx. BWRX has beenxx over the last XX months and $XXXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX.
Loan estimate dated xx reflects Credit Report Fee at $XXX.XX. CD datedxx reflects Credit Report Fee at $XXX.XX.
This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI ofxx, as all borrowers’ income is $XX,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU located at XXXXXXXXX.pdf pg#XXX and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$382,878.42	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96075119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,304.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.53	2.750%	240	xx	xx	VA	Fixed	Purchase	74.375%	74.375%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	694	641	43.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,304.04 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,140.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $564.53 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower 1xx.
Borrower 2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "The tape shows verified reserves of assets at $xxK, which is less than the reserves available submitted in the AUS. Bank statements in the file show $xxK and reserves of $xxK after satisfying the cash-to-close requirement of $xxK. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl X) "Loan fails loan origination fee test due to fees charged: $X,XXX.XX exceeds fees threshold of $X,XXX.XX by over $X,XXX.XX.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $XXX.XX
Processing Fee paid by Borrower: $XXX.XX
Realtor Transaction Fee paid by Borrower: $XXX.XX
Settlement or Closing Fee paid by Borrower: $XXX.XX
Title-Guarantee Assessment paid by Borrower: $X.XX
Title-Tax Certificate paid by Borrower: $XX.XX
Underwriting Fee paid by Borrower: $XXX.XX"
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE datedxx reflects a lender credit at $XXX, and the final CD reflects a lender credit at $XXX.XX. This is a decrease of +$X.XX for the fee, which has a X% tolerance test."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "The initial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx, as the borrower's income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (Locator #xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41033774	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,156.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,555.50	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	615	554	39.635%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,156.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,244.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,623.37 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $129,021.00.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
According to the PACER, the borrower,xx, filed for bankruptcy under Chapter 13 with the case #xx on xx. The bankruptcy was discharged onxx and terminated on xx/xx/2022.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the case #xx on xx. As per voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx The unsecured portion is xx. The POC was filed by the creditor, xxn, on xx/xx/2018, with the secured claim amount of $468,388.53 and the arrearage amount of $4,257.75. The amended Chapter 13 (Doc #18) plan was filed on xx/xx/2018 and confirmed on xx/xx/2019. The borrower has promised to make monthly mortgage payments of $150.00 for 3 months and $265.00 for 33 months to the trustee under the Chapter 13 plan. The plan reflects arrearage for subject loan totals of $4,257.75, and the trustee has committed to paying monthly payments of $240.55 for 60 months toward the arrearage. The bankruptcy was discharged on xx/xx/2021 and terminated on xx/xx/2022.	The subject is a conventional fixed-rate mortgage originated on xx with a P&I of $2,555.50, a rate of interest of 7.375%, and a maturity date of xx/xx/2037. The P&I, as per payment history, is $1,623.37, and the rate of interest is 4.500%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2014. The modification agreement is missing from the loan file.	Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl X) "The mortgage insurance certificate is missing from the loan documents. The loan is escrowed."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx. The notary's signature date on the mortgage/deed of trust is xx. Note date is xx/xx/2007."	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35643524	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,186.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,401.90	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	58.690%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$140,291.73	3.125%	$1,185.12	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are three junior liens (1 child support and 2 hospital liens) against the borrower, in favor of “different plaintiffs,” which were recorded on xx/xx/2015, xx/xx/2016, and xx/xx/2017. The lien amount is not provided on the documents.
There are two junior state tax liens in favor of the XXXX, in the total amount of $XXXX, which were recorded on xx/xx/2018 and xx/xx/2018. The SSN provided on the supportive document is inconsistent with the borrower's SSN.
There is a junior UCC lien against the subject property in favor of XXXX, which was recorded on xx/xx/2022.
The first and second installments of county taxes for 2024 have been paid in the total amount of $6,186.78 on xx/xx/2024 and xx/xx/2025.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,019.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,185.12 with an interest rate of 3.125%. The current UPB reflected as per payment history is $309,037.91. The deferred balance is $140,292.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $309,037.91. The deferred balance is $140,292.00.
The loan was modified on xx/xx/2021.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, as attorney in fact for US Bank Trust National Association, not in its individual capacity but solely as owner trustee for xx. As per the modified term, the new principal balance is $464,782.18. The monthly P&I is $1,185.12 with an interest rate of 3.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. The interest-bearing principal balance is $324,490.45. The deferred balance is $140,291.73. There is no principal forgiven amount.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows no issue. Further details are not provided."	* GSE Points and Fees Test Violations (Lvl X) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38400043	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,800.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,805.96	3.625%	360	xx	xx	Conventional	Fixed	Refinance	88.989%	88.989%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	748	754	46.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,800.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,284.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,805.96 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx..	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl X) "Final CD dated xx reflects escrow holdback in the amount of $XXX,XXX.XX. Proof for release of escrow holdback is missing from the loan documents."	* Property is Manufactured Housing (Lvl x) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation. As per the title policy, scheduled B located at "xx" shows an exception for the manufacture home affidavit of affixation of record in book XXXX, page xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the lender did not verify RE taxes for REO property. Further details not provided. Lender defect. The subject loan originated on xx and the X-year SOL has expired. BWR haxx and $XXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges than in total cannot increase more than XX% tolerance test. LE dated xx reflects the sum of section C fees and recording fee at $X,XXX.XX. CD dated xx reflects the sum of section C and Recording fee at $X,XXX.XX. This is a cumulative increase of +$X,XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the X-year SOL has expired.

Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx reflects Appraisal Fee at $XXX.XX. The CD dated xx reflects Appraisal Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU (Locator# xx) and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94358581	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	$10,705.39	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,986.21	4.250%	360	xx	xx	Conventional	ARM	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active HOA lien against the subject property in favor of xx in the amount of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $10,705.39 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,385.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,739.36 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As per tape data there is no issue or defect satisfied. Further details not provided."	* Missing DU/GUS/AUS as required by guidelines (Lvl X) "The AUS report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "The final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4853526	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,478.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,456.86	7.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	37.842%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 has been paid in the amount of $739.06 on xx/xx/2025.
The second installment of county taxes for 2024/2025 is due in the amount of $739.06 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,740.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,456.86 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from xx, which has unlimited assignee liability for state high costs, and we are unable to test compliance due to missing HUD."	* Compliance Testing (Lvl x) "The tape and file show the final closing disclosure is missing from the loan documents, and the subject property is located in a xx. The available copy of the CD does not reflect value in the loan calculation table."
																																																																																							* HUD-x Closing Statement missing or unsigned (Lvl x) "The final closing disclosure is missing from the loan documents. The available copy of the CD does not reflect value in the loan calculation table."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86753910	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	$6,101.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,788.74	4.125%	360	xx	xx	FHA	Fixed	Refinance	94.636%	94.636%	Streamline Refinance	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 4 writs of fieri facias judgments against the borrower in favor of the different plaintiffs, which were recorded on different dates in the total amount of $XXXX
There are two real estate tax liens against the subject property in the total amount of $XXXX, which were recorded on xx/xx/2020 and xx/xx/2020 in favor of XXXX
The utilities/MUD charges for 2019 are sold or forfeited in the amount of $839.96 on xx/xx/2020 to xx. The tax collector's report shows the last date to redeem is xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 is due in the amount of $593.13 on xx/xx/2025.
The annual installment of combined taxes for 2024 has been paid in the amount of $977.40 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $4,541.68 on xx/xx/2024.
The annual installment of utilities/MUD charges for 2024 has been paid in the amount of $582.17 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,646.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,788.74 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $322,649.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl x) "The tape and review of the file show an inability to determine the DTI as the subject loan was qualified as an FHA streamline refinance. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "FHA mortgage insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "As per tape, shown unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. The loan is FHA Streamline. Subject originated xx and the X-year SOL has expired. BWR has been XXXX since inception."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35204968	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,969.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,484.36	7.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	788	822	48.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,770.83 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,919.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,484.36 with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current occupancy of the subject property.
BWR has been xx.
  BWR 2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $XX,XXX.XX exceeds fees threshold of $XX,XXX.XX Over by +$X,XXX.XX.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $X,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Underwriting Fee paid by Borrower: $X,XXX.XX"
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the test due to the increase of fee in the final CD dated xx. The initial LE dated xx reflects Condo Questionnaire fee at $XX.XX and life of loan Tax Service fee at $X.XX. The final CD dated xx/xx/XXXX reflects Condo Questionnaire fee at $XXX.XX and ife of loan Tax Service fee at $XX.XXX. This is a fee increase of $XX.XX for a X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case that originated on xx and the SOL is X year expired."
* GSE Points and Fees Test Violations (Lvl X)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged: $XX,XXX.XX exceeds the fees threshold of $XX,XXX.XX Over by +$X,XXX.XX. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $X,XXX.XX Points-Loan Discount Fee paid by Borrower: $X,XXX.XX Underwriting Fee paid by Borrower: $X,XXX.XX."
* MI, FHA or MIC missing and required (Lvl X)     "Mortgage insurance required but missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83782276	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,945.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,663.80	3.000%	240	xx	xx	Conventional	Fixed	Purchase	48.908%	48.908%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	774	26.351%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,945.80 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,465.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,663.80 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* Intent to Proceed Missing (Lvl x) "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x) "The initial xxxx application is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape and review of the file show BWR's income could not be determined, as WX, paystub, and a written VOE are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx and the X-year SOL will expire on X/XX/XX. BWRX has xx. BWRX has X years on the job as an xx and $XXXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx does not reflect Points - Loan Discount Fee. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX.
Loan estimate dated xx does not reflect Rate Lock Fee. CD dated xx/xx/XXXX reflects Rate Lock Fee at $X,XXX.XX.
Loan estimate dated xx reflects Transfer Taxes at $X,XXX.XX. CD dated xx/xx/XXXX reflects Transfer Taxes at $X,XXX.XX.
																																																																																								This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63587740	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,043.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,302.10	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	58.943%	58.943%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	813	44.227%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
The annual installment of county taxes for 2024 has been paid in the amount of $5,801.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,213.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,302.10 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR 2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,302.10, a rate of interest of 2.625%, and a maturity date of xx. The P&I as per payment history tape data is $1,302.10, and the rate of interest is 2.625%. There is no difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx. As per the seller’s tape data, the deferred balance is $7,813.00, The modification agreement and deferment agreement are missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows TRID exception SOL expired loan. Further details not provided. Infinity CE report shows the loan failed the TRID tolerance tests."
* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx reflects Transfer Taxes at $X,XXX.XX. Final CD dated xx reflects Transfer Taxes at $X,XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25823736	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,688.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$930.96	4.375%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	15.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $1,844.12 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $1,844.12 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,488.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $930.96 with an interest rate of 4.375%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx., filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. The BK was discharged on xx/xx/2022 and terminated on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx., filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is $182,450.00. The unsecured portion is xx. The POC was filed by the creditor, xx, on xx/xx/2017, with the secured claim amount of xx and the arrearage amount of $51,960.17. The chapter 13 plan filed on xx was confirmed on xx. As per the order confirming the Chapter 13 plan, the debtor was supposed to pay the trustee the amount of $2,783.00 for the period of 60 months to the trustee. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.	Not Applicable	Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance result also shows that the loan failed the HPML threshold test. The subject loan is escrowed."	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA finance charge test. The loan data is xx, and the comparison data is xx; the variance is -$X,XXX.XX.
This loan failed the TILA APR test.  The loan data is X.XXX%, and the comparison data is X.XXX%; the variance is -X.XXX%."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) because an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl X)     "The initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl X)     "The initial TIL is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
* Missing credit report (Lvl X)     "The credit report is missing from the loan document."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18089089	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,105.83	XX/XX/XXXX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$979.04	4.875%	360	xx	xx	Conventional	Fixed	Refinance	82.222%	82.222%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	19.515%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$34,360.81	2.000%	$391.62	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property in favor of the xx in the amount of $XXXX recorded on xx/xx/2014.
There is a child support lien against the borrower in favor of XXXX in the amount of xx recorded on xx. The supporting document reflects the above-said lien is upon the personal and real property of the defendant.
There are two active municipal liens against the subject property in favor of the xx, a municipal corporation, which were recorded on xx and xx in the total amount of $XXXX
The 1st and 2nd installments of county taxes for 2023/2024 have been paid in the total amount of $3,105.83.
The 1st installment of county taxes for 2024/2025 has been paid in the amount of $1,708.21 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $939.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $391.62 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $108,354.99. The deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the seller's tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The subject loan was modified onxx.
The foreclosure was initiated on the loan in 2016. The complaint was filed on xx/xx/2016. As per the updated title report dated xx, the lis pendens was filed on xx and recorded on xx/xx/2016.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated on the loan in 2016. The complaint was filed on xx. As per the updated title report dated xx/xx/2025, the lis pendens was filed on xx and recorded on xx. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx., on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $391.62 with an interest rate of 2.000% beginning on xx/xx/2016 and a maturity date of xx/xx/2056. The deferred balance is $34,360.81. No principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows no issue, and the defect is satisfied. Further details not found."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42990418	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,565.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,685.77	7.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	43.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $8,565.24 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,847.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,685.77 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows insufficient income verification. Review shows lender closed loan as BWR was not filing tax returns. Lender relied on SE income. Lender defect. Revised DTI unknown. Subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with Elegant Floors & Remodeling for X.X years, FICO XXX, and $XX.XK equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect appraisal re-inspection fee. Final CD dated xx/xx/xxxx reflects appraisal re-inspection fee at $xxx.xx. This is an increase in fees of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  Subject loan is purchase case, originated on xx/xx/xxxx and the SOL is x year."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl X) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2506893	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.28	7.750%	360	xx	xx	Conventional	Fixed	Purchase	35.701%	35.701%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes are exempted.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,726.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $767.28 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Subject loan is xx. BWR was qualified using the xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows NPL and unable to contact the BWR. The loan was originated on xx with OPB of xx. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57554577	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,000.70	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,539.19	10.375%	360	xx	xx	Conventional	Fixed	Cash Out	34.343%	34.343%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	30.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
For Parcel # xx and # xx
The 2024 combined and county annual taxes were paid in the total amount of $3,840.68 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $1,539.00 with an interest rate of 10.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property is owner-occupied.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* First Payment Date more than x Months after Settlement Date (Lvl x) "First payment date is more than x months after the settlement date."
* First Payment Date more than x Months after Origination (Lvl x)     "First payment date is more than x months after origination."
* Missing Initial xxxx_Application (Lvl x)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2802397	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$592.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.54	4.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	791	42.355%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.750%	$580.64	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a credit card judgment against the borrower in favor of the xx in the amount of $XXXX, which was recorded on xx/xx/2024. The annual installment of combined taxes for 2024 has been paid in the amount of $592.87 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $757.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $580.64 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the tape data, the subject property is owner-occupied. The comment dated xx/xx/2024 shows that the RFD is unemployment. The comment dated xx/xx/2025 shows that the borrower xx is deceased on xx/xx/2022. The death certificate is not available in loan file. CCs do not show damages. As per the collection comment dated xx/xx/2024, the loan was modified on xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. Further details not found. BWR receives SSI and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, and the lender, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $580.64 with an interest rate of 4.750% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as is. The subject features a two-story detached storage building that is in poor condition. The condition of the property shows several areas exhibiting signs of water damage, a large section of missing roof, severe decay, and rotting or moldy wood. The appraisal report does not reflect the cost to cure amount. The appraisal report does not reflect the cost to cure amount. xxxxD/Completion report for the repairs is missing from the loan documents. The final CD does not reflect any escrow holdback. Subject originated xx. XXXX pictures show outbuilding is not near the subject residence and may have been renovated to some extent."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. The tape shows the tax returns show SSI is fully taxable and grossed up SSI income was miscalculated, and the lender omitted revolving debt with a monthly payment of $XXX. The revised DTI is XX%. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR receivesxx equity in the subject, and xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86946227	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,915.28	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,653.88	5.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	42.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $13,915.28 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,116.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,653.88 with an interest rate of 5.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved asxx. Tape shows the subject is xx due to occupancy misrepresentation by BWR. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl x) "Loan failed Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx.
Points - Loan Discount Fee paid by borrower: $x,xxx.xx.

This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date (xx/xx/xxxx) is less than three business days before the consummation date (xx/xx/xxxx)."
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that are in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees and Recording fee at $x,xxx.xx. CD dated xx/xx/xxxx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of +$xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/xxxx and the SOL is x year."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx.
Points - Loan Discount Fee paid by borrower: $x,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows the subject is xx due to occupancy misrepresentation, causing the lender to omit primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx, XXXX since inception, and xx equity in the subject."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25817229	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,848.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,783.86	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	41.314%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $1,848.76.
The first and second installments of supplemental county taxes for 2025 are due in the total amount of $3,159.33.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,514.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,783.86 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR hasxx. Additionally, BWR has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as xx. Tape shows the subject property is xx, as the property was listed for rent after one week from the closing. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved as xxat xx. Tape shows the subject is xx due to misrepresentation causing the lender to omit BWR's primary housing expense. The revised DTI is xx. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR hasxx. Additionally, BWR has X months on the second job as a xx, XXXX since inception,xx equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95990739	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,523.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,284.32	4.125%	360	xx	xx	VA	Fixed	Cash Out	96.014%	96.014%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	28.178%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,495.74 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,640.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,284.32 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "File missing final executed CD. CE was tested based on seller provided unexecuted CD."
* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan does not meet thexx. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan fails compliance delivery and timing test for CD dated xx. The document tracker is missing and X business days were added to get the receipt date of xx/xx/XXXX, which is after the consummation date of xx/xx/XXXX."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx reflects the sum of section C fees and recording fee at $X,XXX.XX. CD dated xx reflects the sum of section C and recording fee at $X,XXX.XX. This is a cumulative increase of +$X.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. The subject is a refinance case originated on xx and the X-year SOL will expire on xx/xx/XXXX."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38025932	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,287.97	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,126.30	5.990%	360	xx	xx	Conventional	Fixed	Purchase	79.695%	79.695%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	794	48.699%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a civil judgment against borrowers in favor of XXXX which was recorded on xx/xx/2024 in the amount $XXXX
The annual county taxes for 2024 were paid in the amount of $6,996.45 on xx/xx/2024.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 12 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2025 in the amount of $4,106.09 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $3,126.30 with an interest rate of 5.990%. The current UPB reflected isxx and deferred balance is $35,833.00. The payment deferral agreement was made on xx/xx/2023 located at “xx“ shows 10 payments are deferred in the total amount of $35,833.01.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 12 months, and the next due date is xx/xx/2024. The current UPB reflected is xx.
As per comment dated xx/xx/2025, the RFD is curtailment of income.
As per comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx to xx.
As per the comment dated xx/xx/2025, the borrower is on TPP from xx/xx/2025 to xx/xx/2025.
BWR1 has xx. Previously, BWR1 was xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows income and employment misrepresentation. Revised DTI is xx. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWRX has xx. BWRX has xx, FICO XXX and $XXXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired.

Loan failed charges that in total cannot increase more than XX% tolerance test. LE datedxx reflects the sum of section C fees and recording fee at $X,XXX.XX. Final CD dated xx reflects the sum of section C and recording fee at $X,XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU (Locator# xx) and its recommendation is approve/eligible with a DTI of xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39798589	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,816.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,025.03	3.250%	360	xx	xx	Conventional	Fixed	Purchase	72.171%	72.171%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	40.288%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.250%	$1,726.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of $3,908.00 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $3,908.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,766.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,726.56 with an interest rate of 3.25%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
The loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2023, deferral payment was approved in the amount of $13,805.58, and the first payment is due on xx.
As per the servicing comment dated xx/xx/2023, the borrower has filed a claim for roof damage. The date of loss is xx/xx/2023. No comments have been found regarding the estimated amount to repair the damages or completion of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and xx, and the lenderxx on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $1,726.56 with an interest rate of 3.25% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "The subject loan was approved atxx. Tape shows excluding $xxK pending deposits, verified assets shortfall for closing. Bank statements in the file show xx and the cash-to-close requirement is xx. Further details not provided. BWR has been xx, FICO xxx and xx equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows miscalculation of liabilities. Revised DTI is xx. Lender defect. The subject loan originated on xx and the X-year SOL has expired. BWR has been xx, FICO XXX, $XXXK equity in the subject and xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx reflects Appraisal Fee at xx. Final CD dated xx/xx/XXXX reflects Appraisal Fee at $XXX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88685091	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,857.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,230.95	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	43.615%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior child support lien against the borrower in favor of xx, which was recorded on xx/xx/2019. The lien amount is not available in the supportive document.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $2,857.14 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,436.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,230.95 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $613,064.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $613,064.61.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 8 years atXXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows rental income is not supported by a lease agreement, and SE income used for qualification is not supported by a signed copy of the business and individual tax returns, and IRS tax transcripts for XXXX and XXXX show BWR never filed tax returns. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been XXXX for X years at XXXX, FICO XXX, XXXX since inception, and $XXXK equity in the subject.

																																																																																								xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62728893	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,744.91	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,849.83	7.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	813	43.646%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $4,555.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,520.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,849.83 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR1 is xx.
BWR2 is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved atxx. Tape shows tax returns do not reflect sufficient history of rental income for REO properties and supporting documents for exclusion of REO mortgage debts were not documented by the lender. Revised DTI is over xx. Lender defect. The subject loan originated on xx and the X-year SOL is active. BWRX is xx. BWRX is self-employed and has been running xx, FICO XXX, $XXK equity in the subject andxx residual income."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee at $XXX.XX. Final CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated onxx and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32488774	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,600.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,505.27	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	47.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior child support lien against the borrower, in favor of the xx, which was recorded on xx/xx/2017. The amount of lien is not mentioned on the supporting document.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $3,600.56 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,423.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,505.27 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine reason for default.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows undisclosed mortgage debt with a monthly payment of $X,XXX. The revised DTI is xx. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx, FICO XXX, XXXX since inception, $XXXK equity in the subject, and xx residual income."
* ComplianceEase TILA Test Failed (Lvl X)     "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -$X,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19781498	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,354.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.76	7.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	710	Not Applicable	48.252%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $1,177.42 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,177.42 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,322.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,022.76 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is stated as vacant.
BWR has 1xx. Previously, BWR had xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan is xx and was approved at xx. The tape shows BWR has fluctuating income, and the lender did not average two years of prior income with current xx. The revised DTI is XX.XX%. Lender defect. The subject loan originated on xx, and the X-year is active. BWR hasxx, FICO XXX, XXXX since inception, $XXK equity in the subject, andxx residual income. Review confirmed ATR, offer letter in file supports promotion and pay increase X weeks prior to closing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6605461	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	XXXX	$0.00	$7,194.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,069.50	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	30.172%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.990%	$1,001.10	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an HOA lien on the subject property in favor of “xx.” which was recorded on xx in the amount of $XXXX
There is a construction lien against the subject property in favor of “xx”, which was recorded on xx in the amount of $XXXX
The annual county taxes for 2024 were paid in the amount of $6,906.88 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,859.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,001.10 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is loss of income.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
The loan has been modified on xx/xx/2025 with the new principal balance of $280,099.32.
No details have been found regarding bankruptcy and foreclosure.
No details have been found regarding damage.
BWR has xx. Additionally, BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and Exx and the lender xx on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $1,001.10 with an interest rate of 2.990% beginning on xx and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value of xx. The current UPB is xx."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. The tape shows BWR lacks a two-year history of secondary employment. Revised DTI is xx. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has xx. Additionally, BWR has xx on the second job as axx, FICO XXX, and $XXX residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75335411	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$0.00	$4,560.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,714.02	6.125%	360	xx	xx	Conventional	Fixed	Purchase	71.912%	71.912%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	793	801	35.881%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $4,378.29 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,678.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,714.02 with an interest rate of 6.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as a secondary.
No details have been found regarding bankruptcy and foreclosure.
According to the collection comment dated xx/xx/2024, the subject property was damaged due to a flood/wind on xx/xx/2022. As per comment dated xx/xx/2025, the estimated cost of repair is xx. The borrower had filed an insurance claim and received different amounts of draw checks totaling xx. No comments indicating completion of repairs have been found. As per the comment dated xx/xx/2025, the subject property was damaged due to a hurricane on xx/xx/2024. The borrower had filed an insurance claim and received a check in the total amount ofxx. No comments have been found regarding repair completion.
BWR1 receives xx.
BWR2 receives xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape and review of the file show the subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB is $xxxK."	* ComplianceEase TILA Test Failed (Lvl X) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is $X,XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The disclosed total of payments of xx is not considered accurate because it is understated by more than $XXX. Subject loan is axx, originated on xx and the X-year SOL has expired."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$188,221.31	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81306637	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$407.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$911.42	6.125%	360	xx	xx	Conventional	Fixed	Purchase	68.182%	68.182%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	46.276%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $407.56 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,044.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $911.42 with an interest rate of 6.125%. The current UPB reflected as per the payment history tape data isxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows undisclosed mortgage debt opened prior to closing. Revised DTI is xx. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx, FICO XXX, XXXX since inception, xx equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the TILA finance charge test due to the finance charge disclosed on final CD as xx. The calculated finance charge is xx for an under disclosed amount of $XXX.XX.

Exception downgraded to LVL X:

The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx reflects points - loan discount fee at $X,XXX.XX. FCD dated xx reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase X% test. A valid COC for the increase in fee is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl X) "Home is affixed. As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The documents, manufactured home rider and affidavit of affixation, attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99591322	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,456.39	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,904.76	6.575%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	49.788%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgements or lines found.
The annual county taxes for 2024 were paid in the amount of $4,456.39 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,677.87 which was applied for the due date of xx/xx/2025. The current P&I is $2,904.76 with an interest rate of 6.575%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows income miscalculation, as the average of commission income for the prior X years was not used for qualification. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx, FICO XXX, XXXX since inception, xx equity in the subject, and $X,XXX residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72516748	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,438.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,338.77	7.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	54.298%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were due in the total amount of $5,438.38 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,944.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,338.77 with an interest rate of 7.500%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "Tape shows verified assets are less than total requirements. Bank statement in the file shows assets of xx, and the cash-to-close requirement is $x,xxx.xx. BWR has xx, FICO xxx, xxin the last xx months, and $xxK equity in the subject."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows the LP/AUS risk recommendation flipped from Accept to Refer due to the excessive number of submissions, and the ratios are too high for manual UW."
* MI, FHA or MIC missing and required (Lvl x) "FHA mortgage insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject FHA loan was approved at XX.XX%. The Lender miscalculated income. Lender defect. Revised DTI is XX.XX%. Subject loan originated xx and the X-year SOL is active. BWR is employed with xx, FICO XXX, XXXX over the last XX months and $XX,XXX equity in the subject."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63844511	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,839.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.55	7.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	42.849%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024-2025 has been paid in the amount of $3,839.67 on xx/xx/2025.
The second installment of county taxes for 2024-2025 has not yet been mailed out.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,186.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,431.55 with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Previously, the BWR had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan does not meet the seasoning period requirement of xx years for prior foreclosure history of BWR. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. The Lender allowed the loan to close with a foreclosure in XXXX that did not meet guidelines. Lender defect. Subject loan originated xx and the X-year SOL is active. BWR is employed with xx and previously worked for a xx, FICO XXX, residual income $X,XXX, XXXX since inception and xx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97649537	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,200.13	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.04	7.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	682	Not Applicable	50.120%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $1,210.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,181.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $821.04 with an interest rate of 7.990%. The current UPB isxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is an investment.
BWR has xx. Additionally, BWR receives xx. Previously, BWR was xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl x) "Subject loan is xx and was approved at xx. Tape shows insufficient assets to close. Bank statement in the file shows assets of xx, and the cash-to-close requirement is $xx,xxx.xx. BWR has xx. Additionally, BWR receivesxx, FICO xxx, xXxx since inception, and $xxK equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. The Lender miscalculated income and excluded debts. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the X-year SOL is active. BWR is employed with xx for xx and receives xx, FICO XXX, residual income $X,XXX, XXXX since inception and $XX.X equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80909682	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,306.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,094.34	5.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	47.739%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$36,863.23	5.875%	$1,771.87	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,053.99 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,446.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,771.87 with an interest rate of 5.875%. The current UPB per tape data is $324,925.00 and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB per tape data is $324,925.00 and the deferred balance is xx.
The loan was modified on xx/xx/2024.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the collection comments dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the borrower was approved for a 3-month trial payment plan, which began on xx/xx/2023 and ended on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx. Previously, BWR had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx and the lender, xx on xx/xx/2024. As per the modified term, the new principal balance is xx. The deferred balance is $36,863.23, and the interest-bearing principal balance is $327,200.00. The monthly P&I is $1,771.87 with an interest rate of 5.875% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no principal forgiven amount. The loan has been modified once since origination.	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that are in total cannot increase more than xx% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $x,xxx.xx. CD dated xx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of +$xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x year."
* Loan does not conform to program guidelines (Lvl x) "Tape shows mortgage insurance was rescinded. The subject loan closed at xx LTV and with xx MI coverage. Further details not provided."	* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40567128	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$934.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$856.73	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	67.143%	67.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	43.509%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $897.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,095.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $856.73 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $138,728.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $138,728.14.
  No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.  No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
BWR has 15.66 years on the job as an XXXX with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value of $XXXX. The current UPB is $XXXX."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "Loan fails the qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds the fees threshold of $x,xxx.xx over by +$x,xxx.xx.  The below fees were included in the test: Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* GSE Points and Fees Test Violations (Lvl x) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceed the fees threshold of $x,xxx.xx over by +$x,xxx.xx. The below fees were included in the test: Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows undisclosed debt with a monthly payment of $X,XXX opened prior to closing. Revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX.XX years on the job as an EVO specialist with XXXXnology Inc, FICO XXX, XXXX since inception, and $X,XXX residual income."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91003718	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,562.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,041.11	6.375%	180	xx	xx	Conventional	Fixed	Purchase	69.935%	69.935%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	42.637%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.375%	$3,483.06	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual first, second, third, and fourth installments of town taxes for 2024/2025 have been paid in the total amount of $11,307.90 on different dates.
The annual installment of utilities/MUD taxes for 2024 has been paid in the amount of $478.68 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,890.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,483.06 with an interest rate of 6.375%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the recast modification was received.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is $3,483.06 with an interest rate of 6.375% beginning on xx/xx/2024 and a maturity date of xx/xx/2039. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Attorney's Fees paid by Borrower: $x,xxx.xx
Title - xxTideland Fee paid by Borrower: $xx.xx
Title - xx Upper Court Search paid by Borrower: $xxx.xx."
* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows BWR wasxx at closing, and evidence of payoff for debt with xx was not documented by the lender. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR hasxx, FICO XXX, XXXX since inception, andxx equity in the subject."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "TRID violation due to decrease in lender credit on closing disclosure dated xx. Initial LE dated xx reflects lender credit at $XX.XX. Final CD datedxx reflects a lender credit at $XX.XX. This is a decrease of +$XX.XX for fee which has X% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63089780	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,314.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$696.89	6.500%	180	xx	xx	Conventional	Fixed	Cash Out	29.197%	29.197%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	627	641	28.880%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 3 prior hospital liens against the subject borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $XXXX.
The annual installment of county taxes for 2024 has been paid in the amount of $1,314.52 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $696.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $696.89 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl X) "Tape and loan file review indicate that the subject property is a xx home and does not meet xx regarding structural modifications. The XXXXing inspection report states that the front and rear decks do not appear to be structurally sound or safe. Both the existing XXXX's certification and tape suggest that a revised or updated XXXX’s certification is required to confirm the modifications made to the front and rear decks."	* Intent to Proceed Missing (Lvl x) "Intent to proceed is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (Lvl x) "As per the appraisal report, which is located at “xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation. As per schedule B of the short form policy located at xx, there is an exception for manufactured home."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94006569	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,819.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.79	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	51.020%	51.020%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	683	35.576%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $1,819.74 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,225.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $830.79 with an interest rate of 6.99%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 xx
BWR2 has xx. Additionally, BWR2 has been xx. Previously, BWR2 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase fee in the amount of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx, and the x-year SOL is active."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl x)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x) "Initial application signed by loan originator is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at xx. The tape shows undisclosed auto loan debt, and BWRX xx used for qualification is not supported by two years of history. Revised DTI at xx. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWRX xx. BWRX has xx. Additionally, BWRX has been xx, FICO XXX, XXXX since inception, xx equity in the subject, and $X,XXX residual income.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
628970	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,909.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.27	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	30.777%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,909.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,312.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,000.27 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy is owner occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl X) "Tape shows the subject loan was ineligible for delivery to Freddie Mac as the subject property condition rating was xx due to multiple repairs, including but not limited to a damaged roof, siding, fascia, soffit, and mold on ceilings. Appraisal report was subject to the completion of repairs, and the XXXXD confirming the completion of repairs is available in the loan documents. Property does not seem in livable condition even after the completion. The final CD reflects an escrow holdback of xx."	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl x) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x)     "The home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35003700	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,209.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,351.96	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	47.341%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024-2025 has been paid in the amount of $3,209.65 on xx/xx/2025.
The second installment of county taxes for 2024-2025 has not yet been mailed out.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,088.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,351.96 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "Subject approved as xx. Tape shows the subject is xx due to misrepresentation by BWR. Further details not provided. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl x) "This loan failed TILA finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of $x,xxx.xx.

This loan failed TILA post-consummation revised closing disclosure finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at xx. Tape shows the subject is xxdue to misrepresentation, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx, and the X-year SOL is active. BWR has xx, FICO XXX, and $XXK equity in the subject."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4714805	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,559.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,156.07	5.990%	360	xx	xx	VA	Fixed	Cash Out	63.213%	63.213%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	41.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 has been paid in the amount of $1,779.96 on xx/xx/2024.
The 2nd installment of county taxes for 2024 has been paid in the amount of $1,779.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,579.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,156.07 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the occupancy is owner-occupied.
BWR has xx. Additionally, the BWR xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject loan does not meet the seasoning period requirement. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86976353	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$1,107.29	$794.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,203.57	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	687	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 is delinquent in the amount of $1,107.29 with good through xx/xx/2025.
According to the payment history as of xx/xx/2025, the loan has been paid in full. The last transaction was made on xx in the total amount ofxx, out of which the amount of $167,029.71 was applied to the principal and $1,438.31 was applied to interest. The current unpaid principal balance is xx. The current P&I is $1,203.57, and the interest rate is 7.750%.	Collections Comments:The current status of the loan is paid in full and the current UPB is xx.
According to payment history as of xx/xx/2025, the loan has been paid in full.  The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the seller tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
Subject loan is xx. BWR was xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl X) "The tape and review of the file show BWR is anxx and the loan documents are missing a listing of shareholders of the member from the articles of incorporation. If the other members have more than XX% interest, then a loan guaranty will be required. Further details not provided."		* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35183836	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,837.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,074.36	10.875%	360	xx	xx	Conventional	Fixed	Cash Out	79.814%	79.814%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	49.441%	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject mortgage was originated as a xx lien.
According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was originated on xx and recorded on xx in the amount of xx with xx.
The first and second installments of county taxes for 2024 have been paid in the total amount of $4,837.36.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,074.36, which was applied for the due date of xx/xx/2025. The current P&I is $2,074.36 with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject originated as a xnd lien loan and is HPML and closed without an appraisal. An AVM supporting the appraised value with a confidence score of xx% is available in the file. Further details not provided. The Infinity compliance report shows the loan failed the HPML test."
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx reflects Mortgage Broker Fee at $x,xxx.xx. CD dated xx reflects Mortgage Broker Fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx and the x-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (xxxx) is Missing (Lvl x) "The transmittal summary is missing from the loan documents. The transmittal provided by the seller is not matching the closing term of the subject loan."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated at XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38681208	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,278.91	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,936.85	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	41.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $14,278.91 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,509.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,936.85 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																							* Property Marketability Issues (Lvl x) "Tape shows the subject condo is a non-warrantable project. Review of file shows may be an issue with reserves. Further details not provided. XXXX search shows an estimated value of xx. Current UPB xx."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83635222	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,510.61	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,086.27	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	711	40.992%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage originated on xx/xx/2023 with xx in the amount of xx, which was recorded on xx.
The first installment of county taxes for 2025 has been paid in the amount of $3,510.62 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $3,510.61 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $5,086.27 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
BWR was xx. Previously, BWR was xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows lender qualified BWR as a salaried employee, and the offer letter shows BWR is a XXXX contract employee at the new job. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX and the X-year SOL is active. BWR was qualified using an offer letter as a XXXX, FICO XXX and $XXK equity in the subject. Review shows ATR confirmed."
																																																																																								* Cash out purchase (Lvl X) "The subject loan is purchase case. Final CD dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56915131	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$593.16	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.40	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	48.197%	48.197%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	685	661	45.410%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $575.96 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
The loan was originated on xx, and the first payment date is xx. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $501.40 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 receives xx.
BWR3 receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test.  The loan estimate dated xx/xx/xxxx reflects points—loan discount fee at $x,xxx.xx. The CD dated xx reflects points—loan discount fee at $x,xxx.xx. The closing disclosure dated xx/xx/xxxx reflects transfer taxes at $xxx.xx. The CD dated xx reflects transfer taxes at $xxx.xx. This is a cumulative increase in fees of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx, and the SOL is x years."
* Loan does not conform to program guidelines (Lvl x)     "The subject property is a single-wide manufactured home and not eligible for a cash-out refinance. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18782984	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,739.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,123.83	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	733	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of combined taxes for 2025 have been paid in the amount of $8,739.83 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,077.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,123.83 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is banking issue.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Appraisal report is as is. The improvement section and photo addendum show drywall and interior doors are damaged and need to be replaced; the entire interior needs to be painted. The estimated cost to cure is $X,XXX. The XXXXD report is missing from the loan documents and the final CD does not reflect the escrow holdback."	* Loan does not conform to program guidelines (Lvl x) "The seller's tape data shows the loan is slow-paying as a rolling xx-day late. x - xx days late since loan inception. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10935465	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,803.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.83	6.875%	360	xx	xx	Conventional	Fixed	Purchase	41.619%	41.619%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	690	Not Applicable	49.881%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx in the amount of $XXXX, which originated on xx and was recorded on xx with the instrument #xx.
There are two prior civil judgments against the subject borrower in favor of the xx, which were recorded on different dates in the total amount of $XXXX. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a civil judgment against the borrower in favor of thexx, which was recorded on xx/xx/2023 in the amount of $720.64. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a child support lien against the borrower in favor of the xx, which was recorded on xx/xx/2025 in the amount of $XXXX.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,803.04 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025. The current P&I is $955.83 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $142,989.15. The PH shows a large transaction on xx/xx/2025 in the amount of $11,528.81 which was applied for the due dates of xx/xx/2024 to xx/xx/2025. As per collection comment dated xx/xx/2025 these are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The comment dated xx/xx/2024 shows that the deferral offer submitted.
As per the servicing comment dated xx/xx/2025, the reason for default is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
The comment dated xx/xx/2025 shows payment dispute. Further details not found.
The comment dated xx/xx/2025 shows that the borrower's intention is to sell the property. Further details not found.
BWR has xx. Previously, BWR had xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. The current UPB is xx."
* Loan does not conform to program guidelines (Lvl x) "Tape shows borrower is making payments. According to payment history as of xx/xx/xxxx, the borrower has been delinquent for xx month, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows undisclosed debts. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59505564	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,038.33	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,299.73	7.000%	360	xx	xx	FHA	Fixed	Purchase	97.729%	105.233%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	659	646	38.080%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is an active junior mortgage against the subject property in favor of the xx in the amount of $XXXX, which originated on xx/xx/2024 and was recorded on xx with the book/page #xx.
There are 3 prior criminal judgments against the borrower "xx" in favor of the State of North Carolina for the amount of xx, which were recorded on xx.
The annual combined taxes for 2024 have been paid in the amount of $1,038.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,494.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,299.73 with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
BWR1 has xx.
BWR2 has xx. Previously, BWR2 had xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows appraisal issue. A review of the file shows the subject property is within flipping time requirements, and a xnd appraisal was needed to be ordered prior to closing. The appraisal report shows the price of the prior sale or transfer was xx on xx/xx/xxxx. The subject closed with an appraised value of xx on xx/xx/xxxx. A XXXX search shows an estimated value of xx. Interior of the subject appears to have been updated. Current UPB xx."
* MI, FHA or MIC missing and required (Lvl x)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD datedxx reflects cash to the borrower in the amount of $X,XXX.XX."
																																																																																								* LTV or CLTV exceeds XXX% (Lvl X) "Collateral value used for underwriting is xx. The amount of the secondary lien is $XX,XXX.XX. Loan amount is xx. LTV is xx and CLTV is xx. Current UPB is xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51025088	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,203.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.92	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	Yes	784	Not Applicable	49.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd and 4th installments of county taxes for 2024/2025 have been paid in the amount of $3,203.84.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,144.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,616.92 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape and appraisal report show the subject property is a two-unit duplex house, and the property type submitted in AUS was incorrectly submitted as an SFR. The subject loan closed at an LTV of xx, exceeding the xx LTV threshold for an SFR. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91988148	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,413.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$345.61	12.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$190.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property which was originated on xx5 and recorded on xx/xx/2005 in the amount of $XXXX with xx
There is an IRS lien against the borrower in favor of Department of the Treasury—IRS, which was recorded on xx/xx/2025 in the amount of $XXXX
There are three state tax liens against the borrower in favor of State of SC Department of Revenue, which were recorded on different dates in the total amount of xx.
The annual combined taxes for 2024 were paid in the amount of $735.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $190.56, which was applied for the due date of xx/xx/2025. The current P&I is $190.56 with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
The loan was modified on xx/xx/2011 with modified UPB $32,209.71.
As per seller’s tape data, the subject property is owner-occupied.
No details have been found regarding bankruptcy and foreclosure.
No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, Elizabeth Robinson and the lender xx on xx/xx/2011. As per the modified term, the new principal balance is $32,209.71. The monthly P&I is $190.56 with an interest rate of 5.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2035. The principal forgiven amount is $717.72.	Good Faith Estimate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the disclosed APR high-cost threshold exception test due to the calculated APR is XX.XXX%, and the allowed is X.XXX%, and it is over by +X.XXX%."
* ComplianceEase State Regulations Test Failed (Lvl X)     "The CE risk indicator is moderate as the loan is failing for the Late Fees Test. Total fees charged are $XX.XX, and $XX.XX is allowed; however, it is overcharged by +$X.XX.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan document."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl X) "Final TIL not hand-dated."		Moderate	Not Covered	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97845514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Other	$0.00	$1,259.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.86	12.875%	300	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	Unavailable	$200.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two prior mortgages against the subject property. The first prior mortgage was originated on xx/xx/2002 and recorded on xx in the amount of xx with xx., and the second prior mortgage was originated on xx.
The first installment of combined taxes for 2024 has been paid in the amount of $1,259.68 on xx/xx/2025.
The second installment of combined taxes for 2024 is due in the amount of $1,259.68 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $200.00 with an interest rate of 12.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2014.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx1. The monthly principal-only payment in the amount of $200.00 is due from xx/xx/2015 and continuing until all payments have been made. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final truth in lending is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is xx."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19614995	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,879.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$480.55	10.990%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	25.392%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$219.65	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one prior mortgage originated on xx/xx/2005 and recorded on xx/xx/2005 with book/page #xx in the amount of $XXXX with xx
The first and second installments of combined taxes for 2023 have been paid in the amount of $2,879.60 on xx/xx/2024 and xx/xx/2024, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $219.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $219.65 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2015.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx, and the lender, xx, on xx/xx/2015. As per the modified term, the new principal balance is xx. The monthly P&I is $219.65 with an interest rate of 4.000% beginning on xx/xx/2015 and a maturity date of xx/xx/2020. There is a principal forgiven in the amount of $6,806.48. The loan has been modified twice since the origination.	Balloon Rider Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "The balloon rider is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan failed the Connecticut license validation test."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77259644	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,959.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$283.63	14.160%	181	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of $XXXX with instrument/book/page xx
There is an active junior mortgage against the subject property in favor of the County of xx in the amount of $XXXX, which originated on xx/xx/2019 and was recorded on xx/xx/2021 with the instrument | Book/Page #xx.
The annual installment of borough taxes for 2025 has been paid in the amount of $1,026.27 on xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of $365.63 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $1507.97 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $114.01, which was applied for the due date of xx/xx/2025. The current P&I is $114.01 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx and deferred balance is xx

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $283.63 a rate of interest of 14.16% and a maturity date of xx/xx/2022. The P&I as per payment history tape data is $114.01 and the rate of interest is 4.990%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the xx secondary mortgage loan license application fee test. The loan is a xx lien mortgage and charges both an application fee and loan origination fee or charges a single application or loan origination fee that exceeds X% of the original principal amount."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. The current UPB isxx."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25774218	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	No	Not Applicable	Second	$0.00	$1,687.63	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$191.95	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	96.825%	96.825%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	562	707	79.468%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$134.42	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx/xx/2005 and recorded on xx in the amount of xx with MERS as nominee for xx
There is one credit card judgment against the borrower xx, in favor of xx., in the amount of $XXXX, which was recorded on xx/xx/2025.
The first and second installments of county taxes for 2024 have been paid in the total amount of $1,687.63.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $134.42, which was applied for the due date of xx/xx/2025. The current P&I is $134.42 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, 'xx,' and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is xx. The monthly P&I is $134.42 with an interest rate of 5.00% beginning on xx/xx/2009 and a maturity date of xx/xx/2035. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA right of rescission test as ROR is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67547470	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,090.13	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$44.91	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	41.247%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx with instrument #xxin the amount of xx
There is one junior partial claim mortgage against the subject property originated on xx/xx/2024 in favor of the xx in the amount of $XXXX
There is an active UCC lien against the subject property in favor of xx., which was recorded on xx/xx/2021.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025. The lien amount is not available.
The annual installment of county taxes for 2024 has been paid in the amount of $3,783.34 on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of $2,306.79 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $44.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $44.91 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $7,779.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Initial 1003_Application Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Review of the loan file shows ATR could not be determined as XXXX, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has xx. BWRX has xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10661309	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,839.06	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.35	10.750%	180	xx	xx	Conventional	Fixed	Purchase	92.740%	92.740%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	548	623	28.792%	Second	Preliminary title policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$341.90	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property that originated on xxand was recorded on xx with instrument #xx in the amount of $XXXX with xx
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $4,839.60.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $341.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $341.90 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The comment dated xx/xx/2024 shows that the RFD is curtailment of income.
The loan was modified on xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is $341.90 with an interest rate of 5.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2033. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Final TIL is Missing (Lvl x) "The final title policy is missing from the loan file. The preliminary title report is located at xx."	* GSE Points and Fees Test Violations (Lvl X) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44535903	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,406.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$102.69	6.000%	120	xx	xx	Conventional	Fixed	Purchase	103.189%	103.189%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	45.687%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior active mortgage against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 with book/page #xx in the amount of $XXXX with xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,406.19 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $102.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $102.69 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine RFD.
Unable to determine the occupancy of the subject property.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77240601	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,071.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	XXXX	Not Applicable	xx	Not Applicable	$421.05	13.990%	300	xx	xx	Conventional	Fixed	Refinance	87.772%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, originated on xx and recorded on xx/xx/1999 in the amount of $XXXX with xx.
There is a state tax lien against the borrower in favor of the XXXX, which was recorded on xx/xx/2024 in the amount of $XXXX
The annual county taxes for 2025 have been paid in the amount of $1,071.78 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $300.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $300.00 with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2005. The BK was discharged on xx/xx/2009 and terminated on xx
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The POC document is not available on PACER. The “Detailed Description of Claim Activity 4-1" shows the subject mortgage claim amount is $34,738.68, which is the POC unsecured claim amount. The Chapter 13 plan filed on xx/xx/2005 was confirmed on xx/xx/2005. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.	This is a conventional fixed-rate mortgage with a P&I of $421.05, a rate of interest of 13.990%, and a maturity date of xx/xx/2025. As per the payment history, the current P&I is $300.00 with an interest rate of 5.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB xx."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66502664	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,984.71	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$284.41	12.272%	240	xx	xx	Conventional	Fixed	Cash Out	102.687%	102.687%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	73.854%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.500%	$197.88	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one prior mortgage against the subject property originated on xx and recorded on xx in the amount of $XXXX with xx.
There is a credit card judgment against the borrower in the amount of $XXXX in favor of xx, which was recorded on xx/xx/2021.
The annual installment of school taxes for 2025 has been paid in the amount of $1,352.90 on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of $592.11 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $197.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $197.88 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2020.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2021. The BK was discharged onxx and terminated on xx.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2021. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $16,217.11 and the value of the collateral is $142,500.00. The unsecured portion is $0.00. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is xx. The monthly P&I is $197.88 with an interest rate of 5.500% beginning on xx/xx/2020 and a maturity date of xx/xx/2030. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Credit Report Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the xx secondary mortgage loan license application fee test."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR not hand-dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80950688	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	Second	$0.00	$3,673.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.250%	180	xx	xx	HELOC	Revolving	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx/xx/2007 in the amount of $XXXX with instrument | book/page #xx.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,836.91 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,836.91 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025. The borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $175.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $175.00 with an interest rate of 3.800%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025. The borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is occupied by the owner.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Missing credit report (Lvl X) "Credit Report is missing from the loan file."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21887552	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,928.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$198.68	11.050%	240	xx	xx	Conventional	Fixed	Cash Out	101.951%	101.951%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$69.47	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx with instrument xx
There is a UCC finance statement against the borrower in favor of xx (#xx), which was recorded on xx/xx/2025.
The annual combined taxes for 2024 were paid in the total amount of $1,928.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $106.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $106.88 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. As per tape data, the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The AOT agreement is located at (xx). The monthly P&I is $106.88 with an interest rate of 5.00% beginning on xx/xx/2012 and a maturity date of xx/xx/2037.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx, and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is xx and the interest-bearing amount is $14,161.51. The monthly P&I is $69.47 with an interest rate of 5.000% beginning on xx and a maturity date of xx/xx/2058. As per the modification agreement, the lender has forgiven principal in the amount of $3,142.98. This modification document is not signed by the borrower and lender.	Condo/PUD Rider Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Condo / PUD rider Missing (Lvl X) "The PUD rider is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2973641	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,664.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$56.37	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	42.033%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property originated on xx and recorded on xx with instrument # xx in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $3,664.86 on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $56.37, which was applied for the due date of xx/xx/2025. The current P&I is $56.37 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as a XXXX. BWR had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl X) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID violation due to decrease in lender credit on closing disclosure dated xx. Initial LE dated xx reflects lender credit at $XXX,XXX.XX. Final CD datedxx does not reflect lender credit. This is a decrease of -$XXX,XXX.XX for fee which has X% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* LTV / CLTV > XXX% (Lvl X)     "Collateral value used for underwriting is xx. Amount of superior lien is xx. Loan amount is $XX,XXX.XX. LTV is xxand CLTV is xx. Current UPB is xx."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "The final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80995948	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11,001.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$57.31	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	628	40.436%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property, originated on xx and recorded on xx with Instrument # xx in the amount of $XXXX with xx.
There is an active junior mortgage against the subject property, originated on xx and recorded onxxwith Instrument # xxin the amount of $XXXX with the xx.
There are two junior judgments (civil and credit card) against the borrower, in favor of “different plaintiffs,” in the total amount of $XXXX, which were recorded on xx/xx/2023 and xx/xx/2025.
The first and second installments of town taxes for 2025 have been paid in the total amount of $5,500.63 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $66.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $57.31 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "ATR could not be determined as XXXX, AUS and loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has xx. BWRX has xx."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* LTV / CLTV > XXX% (Lvl X)     "Collateral value used for underwriting is xx. The amount of the secondary lien is $XX,XXX.XX. The superior loan amount is xx. LTV is xx, and CLTV is xx. The current UPB isxx."
* Missing Required Disclosures (Lvl X)     "The list of service provider disclosures is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19998233	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,252.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$56.37	5.000%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	28.892%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage originated on xx and recorded on xx in the amount of $XXXX with xx.
There is a prior credit card judgment against the borrower in favor of the xx, in the amount of $XXXX, recorded on xx/xx/2016.
The annual combined taxes for 2024 were paid in the amount of $9,252.03 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $56.37, which was applied for the due date of xx/xx/2025. The current P&I is $56.37 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR hasxx.
Additionally, BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $x,xxx.xx. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges in total cannot increase more than XX% in the tolerance test. The LE dated xx reflects the sum of Section C fees and recording fees at $XXX.XX. The CD datedxx reflects the sum of Section C and the recording fee at $XXX.XX. This is a cumulative increase of +$XX.XX for charges that in total cannot increase more than XX% in the test. COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase originated on xx/xx/XXXX, and the X-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "The AUS/DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "The settlement service providers list is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48585299	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,733.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$253.51	11.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$135.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx and recorded on xx in the amount of $XXXX with xx.
There is a junior mortgage against the subject property that was originated on xx and recorded on xx/xx/2025 with xx. The amount is not mentioned on the mortgage.
The first installment of county taxes for 2025 has been paid in the amount of $1,366.94 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,366.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $135.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $135.56 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $11,201.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $11,201.32.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2011.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, “xx,” and the lender, xx, on xx/xx/2011. As per the modified term, the new principal balance is xx. The principal forgiven amount is $258.50. The monthly P&I is $135.56 with an interest rate of 5.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2035. There is no deferred balance. The loan has been modified twice since origination.	Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl X) "Credit report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92032208	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,421.35	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.250%	180	xx	xx	HELOC	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$200.07	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property originated on xx and recorded on xx in the amount of $XXXX with xx. As per the subordination agreement located at “xx,” which was recorded on xx/xx/2011, the subject mortgage was subordinated with the mortgage dated xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $6,421.35 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $200.07, which was applied for the due date of xx/xx/2025. The current P&I is $200.07 with an interest rate of 3.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2015. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.000% beginning on xxand a maturity date of xx/xx/2027. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4644277	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$2,374.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.125%	Unavailable	xx	xx	HELOC	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of xx
There is an active UCC lien against the subject property in favor of xx., which was recorded on xx/xx/2018.
The 1st & 2nd installments of county taxes for 2024 have been paid in the amount of $2,374.8.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $400.00(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $132.00 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Credit Report Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing credit report (Lvl X) "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl X) "ARM rider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40530634	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$289.64	$330.68	8.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	46.314%	Second	Final policy	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage that was originated on xx
 The annual county and city taxes for 2024 have been paid in the amount of $4,290.40 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $234.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $234.44 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of $289.64, a rate of interest of 8.37500%, and a maturity date of xx/xx/2035. The P&I, as per payment history, is $234.44, and the rate of interest is 4.500%. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed state regulations interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7107388	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,041.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$375.63	8.250%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	28.225%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$158.20	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one prior mortgage against the subject property originated on xx
The first and second installments of county taxes for 2024-2025 have been paid in the total amount of $3,041.48 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $158.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $158.20 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the property occupancy is stated as an investment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx., and the lender, xx, on xx As per the modified term, the new principal balance is $26,389.90. The monthly P&I is $158.20 with an interest rate of 4.000% beginning on xx and a maturity date of xx/xx/2020. There is no deferred balance. The lender agreed to forgive the principal balance in the amount of $12,028.66. The loan has been modified once since the origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95556499	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$983.51	8.040%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	1.000%	$250.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx and recorded on xx in the amount of $XXXX with xx.
There are four criminal judgments against the borrower, xx (Case # xx, #xx, #xx, and #xx, in favor of thexx in the total amount of $3,290.00, which were recorded on different dates.
The annual installment of county taxes for 2024 has been paid in the amount of $5,571.63 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $250.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $250.00 with an interest rate of 1.000%. The current UPB reflected as per the payment history is $59,186.41, and the deferred principal balance is $42,977.23.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $59,186.41, and the deferred principal balance is $42,977.23.
The loan was modified on xx/xx/2017.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, on xx/xx/2017. As per the modified term, the new principal balance is $117,367.95. The monthly P&I is $250.00 with an interest rate of 1.00% beginning on xx/xx/2017 and a maturity date of xx/xx/2047. The balloon payment in the amount of $53,547.90 is due on the maturity date. There is no deferred balance and principal forgiven amount. The loan was modified once since origination.	Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. Realtor search shows an estimated value of $XXXX. Current UPB $XXXK."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl X) "Final TIL is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48622035	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,669.91	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$601.78	10.100%	180	xx	xx	Conventional	Fixed	Purchase	147.826%	147.826%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$40,026.65	3.000%	$168.64	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The annual combined taxes for 2025 was paid in the amount of $4,669.91 on xx/xx/2024.
The annual utilities/mud charges for 2025 have been overpaid in the amount of $196.71.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $168.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $168.64 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is xx The monthly P&I is $168.64 with an interest rate of 3.000% beginning on xx and a maturity date of xx/xx/2047. The deferred amount is $40,026.65. As per the modification, if the borrower pays 12 regular payments beginning from xx on the time the deferred balance will be forgiven.	Credit Report Final Truth in Lending Discl. Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. A XXXX search shows an estimated value of xx. Current UPB xx."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68483477	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,408.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	14.625%	300	xx	xx	HELOC	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$691.13	5.450%	$467.97	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with xx.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $3,408.65 on xx/xx/2024 and xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $467.15 (PITI), which was applied for due date of xx/xx/2025. The current P&I is $467.15 with an interest rate of 5.450%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx.
As per the tape data, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The deferred balance is $691.13, and the interest-bearing amount is $69,308.87. The monthly P&I is $467.97 with an interest rate of 5.450% beginning on xx/xx/2009 and a maturity date of xx/xx/2030. There is no principal forgiven amount.	ARM Rider Credit Report Loan Program Info Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed the total loan and broker fee test due to the loan is a second lien closed-end mortgage and does charge a total loan fee and broker fee exceeding five percent of the principal amount of the loan."
* Loan program disclosure missing or unexecuted (Lvl X)     "Loan program disclosure is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl X) "ARM rider is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	No Result	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20813028	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$731.80	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	91.346%	91.346%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	Unavailable	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.250%	$170.17	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property that was originated on xx and recorded on xx in the amount of $XXXX with xx. This prior mortgage has started the foreclosure.
The annual combined taxes for 2024 were paid in the amount of $1,873.40 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $170.17, which was applied for the due date of xx/xx/2025. The current P&I is $170.17 with an interest rate of 3.25%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
The loan was modified on xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $170.17 with an interest rate of 3.25% beginning on xx/xx/2022 and a maturity date of xx/xx/2042. There is no deferred balance and principal forgiven amount. The loan has been modified multiple times since origination.	Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan was modified on xx/xx/xxxx. The modification agreement was made between the lender and borrower on xx/xx/xxxx. As per the modified term, the new principal balance is $xx,xxx.xx. The monthly P&I is $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx. There is no deferred balance and principal forgiven amount."	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA right of rescission test as ROR is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22334438	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	No	Not Applicable	Other	$0.00	$659.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.750%	120	xx	xx	HELOC	Fixed	Cash Out	85.833%	85.833%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	568	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.500%	Unavailable	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount ofxx with xx. This prior mortgage has started the foreclosure.
There are 02 municipal liens against the subject property in favor of the xx, which were recorded on xxx and xx in the total amount of $XXXX
The 1st and 2nd installments of combined taxes for 2023 and 2024 were paid in the total amount of $1,858.79 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $890.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $794.46 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $80,297.23.
As per tape data, the subject property has been occupied by owner.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is xx. The monthly P&I is not available, and an interest rate of 4.500% beginning on xx/xx/2015 and a maturity date of xx/xx/2035. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Application Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl X) "Final application signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22828515	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,286.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$412.21	10.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.900%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$257.66	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. As per the subordination agreement located at xx dated xx, the subject mortgage was subordinated to the junior mortgage.
There is one active mortgage against the subject property originated on xx and recorded on xx in the amount of $XXXX with xx.
The first installment of county taxes for 2025 was paid in the amount of $2,286.24 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $2,286.16 on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $257.66, which was applied for the due date of xx/xx/2025. The current P&I is $257.66 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2010.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and the lender xx on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $257.66 with an interest rate of 5.00% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. There is no deferred balance. The forgiven amount is $464.14. The loan has been modified once since origination.	Credit Report Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing credit report (Lvl X) "Credit Report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10103731	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$893.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$234.35	11.990%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	589	Not Applicable	41.251%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$128.48	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property originated on xx in favor of xx, Inc. in the amount of xx
The first installment of county taxes for 2024 has been paid in the amount of $446.91 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $446.91 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $128.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $128.48 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx.
As per tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $128.48 with an interest rate of 5.000% beginning on xx/xx/2009 and a maturity date of xx/xx/2035. The principal forgiven amount is $399.55 and there is no deferred balance. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83630290	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,154.49	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$900.29	14.125%	300	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	1.797%	$249.99	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage active against the subject property, which was originated on xx and recorded on xx/xx/2006 in the amount ofxx with xx.
There are four IRS liens against the borrower in favor of the xx, in the total amount of $XXXX, recorded on different dates.
There are five state tax liens against the borrower in favor of the xx, in the total amount of $XXXX, recorded on different dates.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,154.49 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $249.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $249.99 with an interest rate of 1.797%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy current.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2018. The bankruptcy case is still active.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx/xx/2021, with the secured claim amount of xx and the arrearage amount of $1,112.50. The Chapter 13 plan filed on 0xx/xx/2018 was confirmed on xx/xx/2018. There is no comment indicating a cramdown.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is xx. The monthly P&I is $249.99 with an interest rate of 1.797% beginning on xx/xx/2019 and a maturity date of xx/xx/2049. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB is xx."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62055453	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,649.31	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$568.30	11.000%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of $XXXX which originated on xx/xx/2000 and recorded on xx/xx/2000 with the instrument | Book/Page#XXXX. This junior mortgage has started the foreclosure.
There is a state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of $XXXX.
The annual installment of county taxes for 2024 has been paid in the amount of $1,786.59 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $190.80, which was applied for the due date of xx/xx/2025. The current P&I is $190.80 with an interest rate of 3.000%. The current UPB is $12,838.61. The deferred balance is $11.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,838.61.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is stated as an investment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $568.30, a rate of interest of 11.00%, and a maturity date of xx/xx/2015. The P&I, as per payment history tape data, is $190.80, and the rate of interest is 3.000%. There is a difference in P&I and rate of interest with respect to the note. As per the tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83020828	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$13,476.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.500%	120	xx	xx	Conventional	Fixed	Refinance	91.565%	91.565%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$4,644.03	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx and was recorded on xx/xx/2003 with xx.
The annual combined taxes for 2025 have been paid in the amount of $3,825.27 on xx/xx/2025.
The 1st installment of school taxes for 2024 has been paid in the amount of $5,018.68 on xx/xx/2024.
The 2nd installment of school taxes for 2024 has been paid in the amount of $5,119.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,644.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,644.03 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $68,201.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $68,201.22.
As per the comment dated xx/xx/2023, the reason for default is payment dispute.
The loan was modified xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $409,137.69. The monthly P&I is $4,644.03 with an interest rate of 5.000% beginning on xx/xx/2017 and a maturity date of xx/xx/2026. The lender has forgiven principal in the amount of $40,475.84. The forgiven amount exceeds 2% of the modified principal balance.	Final Truth in Lending Discl. Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA APR test due to APR calculated at X.XX% exceeds APR threshold of X.XX% by -X.XX%."
* Final TIL Missing or Not Executed (Lvl X)     "The final truth in lending is missing from the loan File."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82188955	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$315.00	4.000%	360	xx	xx	Conventional	Fixed	Refinance	78.247%	78.247%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/1995 and recorded on xx
The annual installment of county taxes for 2024 has been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $150.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $150.00 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $6,041.69.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $6,041.69.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified. Further details not provided.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. The BK was discharged on xx and terminated on xx.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. The BK was discharged on xx and terminated on xx.	This is a conventional fixed-rate mortgage with a P&I of $315.00, a rate of interest of 4.000%, and a maturity date of xx/xx/2028. The P&I, as per payment history, is $150.00, and the rate of interest is 4.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report HUD-1 Closing Statement	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Missing credit report (Lvl X) "Credit report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13321477	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,457.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$117.68	6.000%	120	xx	xx	Conventional	Fixed	Purchase	104.171%	104.171%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	691	670	37.358%	Second	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $208,160.00 with xx.
There is a child support lien in favor of xx, which was recorded on xx/xx/2025 in the amount of 5,590.87. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The first, second, and third installments of combined taxes for 2024 have been paid in the amount of $1,843.08 on xx/xx/2024, xx/xx/2024, and xx/xx/2025.
The fourth installment of combined taxes for 2024 is due in the amount of $614.36 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $117.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $117.68 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $8,096.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $8,096.24.
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 years on the job as xx at xx. BWR2 has 3.5 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Hazard Insurance Missing Dicsloures	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.  The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL is X year expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges in total cannot increase more than XX% in the tolerance test. LE dated xx/xx/XXXX reflects the sum of section C fees at $XXX.XX. The final CD dated xx/xx/XXXX reflects the sum of section C fees at $XXX.XX. This is a fee increase of $XX.XX for charges that cannot increase more than XX%.
The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL is X year expired."
* Missing flood cert (Lvl X)     "Flood insurance is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement service provider list is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13646405	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,378.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$322.51	12.890%	240	xx	xx	Conventional	Fixed	Cash Out	96.258%	96.258%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was originated on xx. As per the subordination agreement recorded on xx/xx/2016, the subject mortgage was subordinated with the junior mortgage.
There are 2 junior partial claim mortgages against the subject property in favor of xx. The first junior partial claim mortgage originated on xx/xx/2014 in the amount of $XXXX, which was recorded on xx/xx/2014 and the second junior partial claim mortgage originated on xx/xx/2019 in the amount of $XXXX which was recorded on xx/xx/2019.
The annual combined taxes for 2024 have been paid in the amount of $5,378.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $189.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $189.57 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $8,241.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $8,241.86.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
As per the AOT agreement, the deferred balance is $3,134.87.
The AOT agreement was made between the borrower,xx, and the lender, xx, on xx/xx/2012. As per the modified term, the new principal balance is $27,194.07. The monthly P&I is $189.57 with an interest rate of 5.00% beginning on xx/xx/2012 and a maturity date of xx/xx/2030. The deferred balance is $3,134.87.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72657728	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,841.42	XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$443.61	9.895%	360	xx	xx	Conventional	Fixed	Refinance	206.608%	206.608%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$2,130.71	2.770%	$375.49	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx
There are two credit card judgments against the subject borrower in favor of xx, which were recorded on xx/xx/2010 and xx/xx/2020 in the amount of $XXXX
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the amount of $3,821.42 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $375.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $375.49 with an interest rate of 2.770%. The current UPB reflected as per the payment history is $36,902.12 and the deferred amount is $2,130.71.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $36,902.12, and the deferred amount is $2,130.71.
Unable to determine reason for default.
As per the comment dated xx, the foreclosure was initiated on the loan in xx. As per the comment dated xx, the foreclosure case was canceled due to loan modification. Further details not provided.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the comment dated xx, the foreclosure was initiated on the loan in xx. As per the comment dated xx, the foreclosure case was canceled due to loan modification. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2024. As per the modified term, the new principal balance is $40,449.95, and the deferred balance is $2,130.71. The monthly P&I is $375.49 with an interest rate of 2.770% beginning on xx/xx/2025 and a maturity date of xx/xx/2035. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit Report is missing from the loan file."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42619317	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,432.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$839.53	13.558%	240	xx	xx	Conventional	Fixed	Cash Out	78.866%	78.866%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx
The 1st and 2nd installments of county taxes for 2025 were due in the total amount of $2,432.82 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $524.70, which was applied for the due date of xx/xx/2025. The current P&I is $524.70 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $22,602.77, and the tape data reflects a deferred balance in the amount of $5,428.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $22,602.77, and the tape data reflects a deferred balance in the amount of $5,428.32.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The AOT agreement was made between the borrowers, xx, and the lender,xx, on xx/xx/2014. As per the AOT, the new principal balance is $68,776.92. The monthly P&I is $524.70 with an interest rate of 5.00 beginning on xx/xx/2014 and a maturity date of xx/xx/2030. There is a deferred balance in the amount of $14,516.17 and a principal forgiven amount.
According to the PACER, the borrowers, xx filed bankruptcy under Chapter 13 with the case # xx on xx. The BK was discharged on xx and terminated on xx.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $69,295.00, and the value of the collateral is $226,200.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx, with the secured claim amount of $68,802.82 and the arrearage amount of $0.00. The Chapter 13 plan filed on xx was confirmed on xx. Under the confirmed Chapter 13 plan, the debtor shall pay $630.00 for 60 months. There is no comment indicating a cramdown. The BK was discharged on xx and terminated on xx.	Not Applicable	Credit Report Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$X.XX."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95149915	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,256.81	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$454.30	11.880%	300	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	XX/XX/XXXX	XXXX	$5,111.64	5.000%	$304.25	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was originated on xx, the subject mortgage was subordinated with the mortgage dated xx/xx/2017.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,670.16 on xx/xx/2025.
The annual installment of school taxes for 2024 is due in the amount of $2,586.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $304.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $304.25 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $6,659.95, and the deferred balance is in the amount of $5,111.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $6,659.95.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
According to the PACER, the borrowers, xx, filed for bankruptcy under Chapter 7 with the case # xx on xx. The bankruptcy was discharged on xx and terminated on xx.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed for bankruptcy under Chapter 7 with the case # xx on xx. The reaffirmation agreement was filed on xx. The bankruptcy was discharged on xx and terminated on xx.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $28,685.25, and the deferred amount is $5,111.64. The monthly P&I is $304.25 with an interest rate of 5.000% beginning on xx/xx/2017 and a maturity date of xx/xx/2027. There is no principal forgiven amount. The loan has been modified for the first time since origination.	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents"	* Final TIL Missing or Not Executed (Lvl X) "The final truth in lending is missing from the loan document."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB: $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89339419	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,409.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$446.49	13.875%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.071%	$159.72	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The subject mortgage was re-recorded on xx for the correction of the maturity date from xx/xx/2022 to xx/xx/2022.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $1,409.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $159.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $159.72 with an interest rate of 3.070%. The current UPB reflected as per the payment history is $23,956.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $23,956.65.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the loan modification document located at “xx”, the loan was modified on xx/xx/2013. As per the modified term, the new principal balance is $35,256.72. The monthly P&I is $159.72 with an interest rate of 3.071% beginning on xx/xx/2023 and a maturity date of xx/xx/2032.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27613501	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$10,397.80	XX/XX/XXXX	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	8.250%	360	xx	xx	HELOC	ARM	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$849.79	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx
There is a child support lien against the BWR in favor of the "xx," which was recorded on xx/xx/2016.
There is a state tax lien against the BWR in the amount of $XXXX in favor of "xx," which was recorded on xx/xx/2024.
The first and second installments of county taxes for 2024-2025 were paid in the amount of $10,397.80.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $849.79, which was applied for the due date of xx/xx/2025. The current P&I is $849.79 with an interest rate of 5.000%. The current UPB is $82,634.66.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $82,634.66.
As per the UT dated xx/xx/2025, the foreclosure was initiated by filing the notice of lis pendens on xx. According to the notice of rescission located at "xx," recorded on xx, the foreclosure was canceled.
No evidence of damage or repair has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. The BK was dismissed on xx and terminated on xx.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.

Foreclosure Comments:As per the UT dated xx/xx/2025, the foreclosure was initiated by filing the notice of lis pendens on xx. According to the notice of rescission located at "xx," recorded on xx, the foreclosure was canceled.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $109,000.00, and the value of the collateral is $340,000.00. There is a prior mortgage with a claim amount of $436,000.00, due to which the unsecured portion is $109,000.00. The Chapter 13 plan was filed on xx and not confirmed. There is no comment indicating a cramdown. The BK was dismissed on xx and terminated on xx.	The loan was modified between the borrower and lender on xx/xx/2020. As per this modification agreement, the new principal balance is $107,460.28, and the borrower promised to pay principal and interest in the amount of $849.79 at a rate of 5.000% beginning on xx/xx/2020. According to this agreement, the new maturity date will be xx/xx/2035. There is a forgiven amount of $4,780.21.	ARM Rider Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl X)     "The ARM rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46107469	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,958.18	XX/XX/XXXX	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$608.44	9.650%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Unavailable	XX/XX/XXXX	XXXX	$1,921.42	0.000%	$299.97	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There are 3 civil judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of $XXXX
The 2nd installment of county taxes for 2024 is due in the total amount of $1,479.09 on xx/xx/2025.
The 1st installment of county taxes for 2024 was paid in the amount of $1,479.09 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $299.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $299.97. The current UPB reflected as per the payment history is $31,646.40.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $31,646.40.
As per the tape data, the subject property is owner-occupied.
The foreclosure was initiated on the loan on xx/xx/2023. No further details provided.
According to the PACER, the borrower, xx filed for bankruptcy under Chapter 13 with the case #xx on xx. The bankruptcy was discharged on xx and terminated on xx.
The loan was modified on xx/xx/2023.

Foreclosure Comments:The foreclosure was initiated on the loan on xx. As per the notice of lis pendens located at “xx,” the foreclosure was filed on xx, which was recorded on xx. No further details provided.
Bankruptcy Comments:According to the PACER, the borrower, xx filed for bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion for the subject mortgage is $0.00. The POC was filed by the xx on xx, with the secured claim amount of $55,609.02 and the arrearage amount of $2,266.58. The approved chapter 13 plan was filed on xx and confirmed on xx/xx/2004. The borrower has promised to make monthly mortgage payments of $441.00 for 60 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on xx and terminated on xx.

The modification agreement was made between the borrowers xx and the lender xx, on xx/xx/2023. As per the modified term, the new principal balance is $38,995.88, and the deferred amount is $1,921.42. The monthly P&I is $299.97 with an interest rate of 0.00% beginning on xx/xx/2023 and a maturity date of xx/xx/2034. There is no principal forgiven amount. The loan has been modified for the first time since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl X)     "The prepayment rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15834316	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,369.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	Not Applicable	9.625%	120	xx	xx	HELOC	ARM	Refinance	100.917%	100.917%	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$1,713.23	3.750%	$344.13	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, originated on xx
The first and second installments of county taxes for 2025 have been paid in the total amount of $4,392.74 on xx/xx/2024 and xx/xx/2024.
The annual utilities/MUD taxes for 2025 have been paid in the amount of $490.35 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $344.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $344.13 with an interest rate of 3.750%. The current UPB is $13,314.00. As per the tape, the deferred balance is $1,713.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $13,314.00. As per the tape, the deferred balance is $1,713.23.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx., filed bankruptcy under chapter 7 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $34,551.48, and the value of the collateral is $410,000.00. The unsecured portion is $0.00. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is $34,391.69. The monthly P&I is $344.13 with an interest rate of 3.750% beginning on xx/xx/2019 and a maturity date of xx/xx/2029. The deferred balance is $1,713.23. There is no principal forgiven amount.	ARM Rider Credit Report Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl X) "Appraisal is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl X)     "ARM rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37268798	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,456.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$313.21	10.550%	180	xx	xx	Conventional	Fixed	Purchase	131.768%	131.768%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$1,706.25	3.000%	$152.60	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx
There are 02 XXXXs liens found against the borrower in favor of xx, which were recorded on xx/xx/2016 and xx/xx/2019 in the total amount of $XXXX
The annual county tax for 2024 is due in the amount of $626.60 on xx/xx/2025.
The annual county tax for 2024 has been partially paid in the amount of $830.26 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $152.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $152.60 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $16,358.66.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $16,358.66.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2024. As per the modified term, the new principal balance is $19,821.00, out of which $18,114.75 is the interest-bearing amount and the deferred amount is $1,706.25. The monthly P&I is $152.60 with an interest rate of 3.000% beginning on xx/xx/2024 and a maturity date of xx/xx/2035.	Balloon Rider
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Application Missing (Lvl X) "Final application signed by the borrower is missing from the loan documents."
* Balloon Rider Missing (Lvl X)     "The mortgage does not contain balloon rider."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. The current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38973868	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$15.72	$1,331.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.500%	180	xx	xx	HELOC	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	XX/XX/XXXX	XXXX	$33.69	4.000%	$100.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2024 have been partially paid in the amount of $1,025.99 on xx/xx/2024 and xx/xx/2025.
The second installment of utilities/MUD taxes for 2025 is due in the amount of $156.78 on xx/xx/2025.
The first installment of combined taxes for 2024 is delinquent in the amount of $15.72 on xx/xx/2024, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $100.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $100.00 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $6,975.28 and the deferred balance is $298.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $6,975.28 and the deferred balance is $298.69.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, “xx,” and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $10,106.36. The deferred balance is $33.69 and the interest-bearing principal balance is $10,072.67. The monthly P&I is $100.00 with an interest rate of 4.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2032. There is no principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated amount of $XXXX; the current UPB is $XK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32349726	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$2,788.54	$2,490.33	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$193.84	11.450%	181	xx	xx	Conventional	Fixed	Cash Out	88.510%	88.510%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is a credit card judgment against the borrower in favor of xx, which is recorded on xx/xx/2018 in the amount of $XXXX
The annual combined taxes for 2024 have been sold or forfeited in the total amount of $2,746.70, which is good through xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the total amount of $2,788.54, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $119.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $119.67 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $1,481.29. As per AOT, the deferred balance is $221.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,481.29.
As per the collection comments dated xx/xx/2024, the reason for default is marital difficulties.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The AOT agreement located at “xx” was made on xx/xx/2012. As per the AOT, the new principal balance is $13,831.16 and the deferred amount is $221.58. The monthly P&I is $119.67 with an interest rate of 5.00% beginning on xx/xx/2013 and a maturity date of xx/xx/2026.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Prepayment Penalty Rider	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl X) "Home is not affixed. As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the manufactured home is affixed to a permanent foundation."		* Prepayment Rider Missing (Lvl X) "Prepayment rider is missing from loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
790732	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	No	Not Applicable	Second	$2,052.39	$1,928.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$309.02	11.250%	181	xx	xx	Conventional	Fixed	Cash Out	86.923%	86.923%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2023 has been paid in the amount of $1,287.49 on xx/xx/2025.
The first and second annual installments of county taxes for 2024 are delinquent in the total amount of $2,052.39, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $136.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $136.88 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $14,041.68.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $14,041.68.
The adjustment of the term agreement located at “xx” was made on xx/xx/2012. The monthly P&I is $136.88 with an interest rate of 5.00% beginning on xx/xx/2012 and a maturity date of xx/xx/2036.
As per seller’s tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Mobile Home (Lvl X) "Home is not affixed. As per the appraisal report, which is located at "xx," the subject property type is a mobile home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79049167	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,170.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.250%	360	xx	xx	HELOC	Revolving	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.750%	$348.45	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx
There is a junior mortgage against the subject property originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of $XXXX with MERS as nominee for xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $5,170.23 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $348.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $348.45 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $24,088.48.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $24,088.48.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2018.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2018. As per the modified term, the new principal balance is $41,961.51. The monthly P&I is $348.45 with an interest rate of 5.750% beginning on xx/xx/2018 and a maturity date of xx/xx/2033. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed the State Regulation Unrelated Transactional Fee test due to below fee was included in the test. Flood Determination - Life of Loan Fee paid by Borrower: $X.XX."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12829121	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,006.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$539.51	12.540%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2024-2025 were paid in the total amount of $3,005.32 on different dates.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $402.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $402.87 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $15,890.18. As per the AOT agreement located at xx, the deferred amount is $6,547.17.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $15,890.18.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the AOT agreement located at xx, the deferred amount is $6,547.17.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Mortgage Riders incomplete / inaccurate (Lvl X)     "Mortgage riders are incomplete."
* Prepayment Rider Missing (Lvl X)     "The prepayment rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13684817	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$5,039.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$229.71	12.990%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Not Applicable	XX/XX/XXXX	XXXX	$0.00	0.000%	$446.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx
There is a state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2011 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $5,039.72 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $446.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $446.08. The current UPB reflected as per the payment history is $12,043.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $12,043.16.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2023. As per the modified term, the new principal balance is $21,857.93. The monthly P&I is $446.08 with an interest rate of 0.00% beginning on xx/xx/2023 and a maturity date of xx/xx/2027.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Bankruptcy History does not meet guidelines (Lvl x) "As per the tape data, the BK status is discharged. As per the PACER, no post-close bankruptcy record has been found."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. The current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35823246	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$1,127.68	$2,255.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$67.95	0.000%	120	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	43.012%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx
There is a UCC lien against the subject property in favor of xx., which was recorded on xx/xx/2018.
The first installment of county taxes for 2024 is paid in the amount of $1,127.68 on xx/xx/2024.
The second installment of county taxes for 2024 is delinquent in the amount of $1,127.68, with the good-through date of xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $67.95 and was applied to the due date of xx/xx/2025. The monthly P&I is $67.95. The current UPB is $1,420.62.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $1,420.62.
Unable to determine the RFD.
No foreclosure activity has been found.
No damage or repair has been found.
According to the PACER, the BWRs xx filed the bankruptcy under chapter 13 on xx with case # xx. The BK was discharged on xx and terminated on xx.
As per the tape, the subject property is owner-occupied.
BWR has 1 year on the job as xx with xx. Previously, BWR had multiple jobs in the last two years in the same line of work.   BWR2 has 19.5 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $8,000.00, and the value of the collateral is $260,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx, with the secured claim amount of $8,000.00 and the arrearage amount of $250.00. The Chapter 13 plan filed on xx was confirmed on xx. There is no comment indicating a cramdown. The BK was discharged on xx and terminated on xx.	Not Applicable	Missing DU/GUS/AUS Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows "BK." According to the PACER, the borrower, xx filed bankruptcy under Chapter xx with the case # xx on xx. The BK was discharged on xx and terminated on xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "A review of the loan documents shows that income documents and AUS are missing, and as a result, ATR could not be determined. Lender defect. The subject loan originated on xx, and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete as the initial LE is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is expired."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "Loan approval is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98169629	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$86.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	3.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx
There is an active junior mortgage against the subject property in favor of xx, which originated on xx
The annual combined taxes for 2024 were paid in the amount of $186.34 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $63.24, which was applied for the due date of xx/xx/2025. The current P&I is $63.24 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $1,791.63.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,791.63.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Note Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl X) "The original note is missing. The lost note affidavit is not available in the loan file. Also, the loan was not modified."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Application Missing (Lvl X) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The final appraisal is missing from the loan documents. A XXXX search shows an estimated value at $XXXX. Current UPB is $XK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The right of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98923398	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,946.27	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$611.60	11.625%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$18,574.17	5.230%	$300.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, which was originated on xx
The annual combined taxes for 2024 were paid in the amount of $1,946.27 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $300.00, which was applied for the due date of xx/xx/2025. The current P&I is $300.00 with an interest rate of 5.23%. The current UPB reflected as per the payment history is $12,335.31, and the deferred amount is $18,574.17.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $12,335.31, and the deferred amount is $18,574.17.
The loan was modified on xx/xx/2023.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is $53,539.94, out of which $34,965.77 is interest-bearing. The deferred amount is $18,574.17. The monthly P&I is $300.00 with an interest rate of 5.23% beginning on xx/xx/2023 and a maturity date of xx/xx/2036. There is no principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91856363	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$7,685.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,255.89	13.990%	240	xx	xx	Conventional	Fixed	Refinance	147.083%	147.083%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two active mortgages against the subject property in favor of xx, which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx
There are two UCC liens against the subject property in favor of xx, which were recorded on xx/xx/2016 and xx/xx/2021.
There are two active real estate tax liens against the subject property in favor of xx, which were recorded on xx/xx/2011 & xx/xx/2012 in the amounts of $XXXX.
The annual installment of combined taxes for 2023 has been paid in the amount of $7,685.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $372.64, which was applied for the due date of xx/xx/2025. The current P&I is $372.64 with an interest rate of 1.000%. The current UPB is $88,395.80. As per the tape, there is a deferred balance in the amount of $18,443.97.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $88,395.80.
As per the comment dated xx/xx/2024, the RFD is marital problems.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
As per the tape, the subject property is owner-occupied.
According to the PACER, BWRs "xx" filed the bankruptcy under chapter 7 on xx with case # xx. The BK was discharged on xx and terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, BWRs "xx" filed the bankruptcy under chapter 7 on xx with case # xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $82,980.00, and the value of the collateral is $280,000.00. There is a prior mortgage with a claim amount of $215,008.00 due, of which the voluntary petition shows the unsecured portion is $17,988.00. The BK was discharged on xx and terminated on xx.	The subject is a conventional fixed-rate mortgage with a P&I of $1,255.89 a rate of interest of 13.99%, and a maturity date of xx/xx/2026. The P&I as per payment history is $372.64, and the rate of interest is 1.00%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2024. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan document. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl X)     "The prepayment rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33607912	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$192.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	3.875%	Unavailable	xx	xx	HELOC	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$10,251.74	3.875%	$341.44	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx in the amount of xx
There is an IRS lien against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of $XXXX
There are 2 hospital liens against the borrower in favor of xx, which were recorded on xx/xx/2007 and xx/xx/2018.
There are 5 credit card judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $XXXX
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of $XXXX
The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of $8,465.65 on xx/xx/2025 and xx/xx/2025.
The annual utilities/MUD taxes for 2025 are due in the amount of $192.29 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $341.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $341.44 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $44,807.04.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $44,807.04.
The loan was modified on xx/xx/2023.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2023. As per the modified term, the new principal balance is $60,321.14, out of which $50,069.4 is the interest-bearing amount and the deferred amount is $10,251.74. The monthly P&I is $341.44 with an interest rate of 3.875% beginning on xx/xx/2023 and a maturity date of xx/xx/2039. There is no principal forgiven amount. The loan has been modified once since origination.	Credit Report Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The below fee was included in the test:
Commitment Fee paid by Borrower: $XXX.XX.

This loan failed the Annual Fee Test. This loan has an annual fee that is over the limit for an annual fee, which is limited to the greater of either $XX or X% of the maximum line of credit."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12888860	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,879.47	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$312.78	13.990%	300	xx	xx	Conventional	Fixed	Refinance	131.116%	131.116%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	0.999%	$100.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The subject mortgage was subordinated with the mortgage dated xx/xx/2001.
There is an active mortgage against the subject property, which was originated on xx.
There is one junior partial claim mortgage against the subject property originated on xx/xx/2013 in favor of xx in the amount of $XXXX, which was recorded on xx/xx/2013.
The combined annual installment of county taxes for 2024 has been paid in the amount of $2,879.47 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is The last payment was received on xx/xx/2025 in the amount of $100.00(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $100.00 with an interest rate of 1.000%. The current UPB reflected as per the payment history is $4,500.50 and the deferred balance is $9,004.28.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $4,500.50.
The loan was modified on xx/xx/2014.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2014. As per the modified term, the new principal balance is $24,675.04. The monthly P&I is $100.00 with an interest rate of 0.999% beginning on xx/xx/2014 and a maturity date of xx/xx/2038. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX and current UPB is $XK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16412480	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$2,760.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$499.01	10.625%	180	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$8,220.19	5.260%	$250.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage that was originated on xx
There is a hospital lien in favor of xx in the amount of $XXXX, which was recorded on xx/xx/2021. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a credit card judgment against the borrower in favor of xx. in the amount of $XXXX which was recorded on xx/xx/2024.
The annual County taxes for 2024 were paid in the amount of $2,649.99 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $250.00, which was applied for the due date of xx/xx/2025. The current P&I is $250.00 with an interest rate of 5.26%. The current UPB reflected as per the payment history is $23,228.33. The deferred amount is $8,232.69
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $23,228.33. The deferred amount is $8,232.69.
The loan was modified on xx/xx/2020.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is $51,822.51, out of which $43,602.32 is the interest-bearing amount and the deferred amount is $8,220.19. The monthly P&I is $250.00 with an interest rate of 5.260%. beginning on xx/xx/2020 and a maturity date of xx/xx/2036. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, along with estimated HUD-x and fee itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. The current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41160052	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Other	XXXX	$0.00	$2,093.13	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$235.63	8.375%	360	xx	xx	Conventional	Fixed	Refinance	96.875%	96.875%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$991.85	2.000%	$98.53	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2009 in the amount of $XXXX
There is a state tax lien in favor of xx, which was recorded on xx/xx/2023. The amount is not available on the supporting document. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The annual installment of county taxes for 2024 has been paid in the amount of $2,093.13 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $98.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $98.53 with an interest rate of 2.000%. The current UPB reflected as per the payment history tape data is $21,591.56.
Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $21,591.56.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. The BK was dismissed on xx and terminated on xx.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $30,287.44, and the value of the collateral is $150,000.00. The unsecured portion is $5,592.22. The POC was filed by the creditor, xx, on xx, with the secured claim amount of $30,842.02 and the arrearage amount of $1005.74. The chapter 13 plan filed on xx/xx/2008 was confirmed on xx. The borrower has promised to make monthly mortgage payment of $925.00 for 60 months to the trustee under the chapter 13 plan. There is no comment indicating a cramdown. The BK was dismissed on xx and terminated on xx.	The step modification agreement was signed between the borrower, xx, and the lender, xx., with an effective date of xx/xx/2017, and the new modified unpaid principal balance is $29,258.06. The modified monthly P&I of $87.01 with an interest rate of 1.000% starting on xx/xx/2017, which will be changed in two steps until the new maturity date of xx/xx/2049. The rate will change in two steps, which end with 2.000%. There is a deferred balance in the amount of $991.85. There is no principal forgiven amount. The loan has been modified for the first time since origination.	Credit Report HUD-1 Closing Statement Right of Rescission	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Missing credit report (Lvl X) "Credit report is missing." * Right of Rescission missing or unexecuted (Lvl X) "Right of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88343867	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,905.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$222.37	12.560%	240	xx	xx	Conventional	Fixed	Cash Out	97.444%	97.444%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $2,905.60 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $100.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $100.79 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $13,144.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $13,144.63.
As per tape data, the property is owner-occupied.
The AOT agreement was made on xx/xx/2011, which is located at “xx,” and shows the P&I as $100.79 with an interest rate of 5.000%, which will begin on xx/xx/2011, and the maturity date is xx/xx/2042.
According to the PACER, the borrowers, xx filed bankruptcy under Chapter 7 with the case # xx on xx. The BK was discharged on xx and terminated on xx.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx filed bankruptcy under Chapter 7 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $17,046.00, and the value of the collateral is $128,000.00. The unsecured portion is $17,046.00. There is no comment indicating a cramdown. The BK was discharged on xx and terminated on xx.	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12720500	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$2,863.46	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$342.38	11.875%	180	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$400.00	0.000%	$99.85	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property that was originated on xx.
The annual county taxes for 2024 were paid in the amount of $2,748.92 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $99.85, which was applied for the due date of xx/xx/2025. The current P&I is $99.85 with an interest rate of 0.00%. The current UPB reflected as per the payment history is $25,954.24. The deferred amount is $404.09.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $25,954.24. The deferred amount is $404.09.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $30,054.88, out of which $29,654.88 is the interest-bearing amount and the deferred amount is $400.00. The monthly P&I is $99.85 with an interest rate of 0.00% beginning on xx/xx/2022 and a maturity date of xx/xx/2047. There is no principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* Bankruptcy History does not meet guidelines (Lvl x) "As per the tape, BK flag as yes. There is no evidence of active or prior BK as per the PACER."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB: $XXK."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75876232	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,682.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$25.28	5.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	44.070%	Second	Unavailable	XXXX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx.
There are two junior partial claim mortgages against the subject property in favor of xx. The first mortgage was originated on xx
The annual installment of county taxes for 2024 has been paid in the amount of $1,682.18 on xx/xx/2024.
The water/sewer charges are due in the amount of $119.88 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $25.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $25.28 and the interest rate is 5.000%. The current UPB reflected as per the payment history is $4,139.92.
PH shows a large payment of $581.44 in Nov-2024. CC dated xx/xx/2024 shows the same amount paid by BWR.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $4,139.92.
As per the comment dated xx/xx/2024, there is a payment dispute.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as xx at xx. Previously, BWR2 was SE for 6 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income was $X,XXX.XX and total expenses were in the amount of $X,XXX.XX. The AUS report is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl X)     "Finance charge disclosed on final TIL as $X,XXX.XX. The calculated finance charge is $X,XXX.XX for an under disclosed amount of -$XXX.XX.

Loan failed the TILA APR threshold test due to the APR calculated at X.XXX% and comparison data of the APR threshold at X.XXX%, which is under variance by -X.XXX%."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete as the initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "The initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36964733	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,675.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$76.04	10.000%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx
The first installment of county taxes for 2024/2025 has been paid in the amount of $837.84 on xx/xx/2025.
The second installment of county taxes for 2024/2025 is due in the amount of $837.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $76.04, which was applied for the due date of xx/xx/2025. The current P&I is $76.04 with an interest rate of 2.000%. The current UPB is $4,627.63.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $4,627.63.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final GFE is missing from the loan file."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of $XXXX. Current UPB: $XK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15149860	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,408.99	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$40.40	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.688%	101.688%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.353%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of $XXXX
The annual installment of county taxes for 2024-2025 has been paid in the amount of $2,408.99 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $40.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $40.40 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $4,842.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $4,842.34.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "ATR could not be determined as XXXX, AUS, and loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA APR test as the disclosed APR of X.XXX% is less than the calculated APR of X% by X.XXX%.

Exception downgraded to LVL X:

The subject loan is a purchase case, originated on Xxx/xx/XXXX, and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from loan file"
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS/DU report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement service providers list is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3573973	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,511.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$217.86	11.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Yes	Yes	No	581	632	39.029%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$125.03	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx
The annual installment of combined taxes for 2024 has been paid in the amount of $1,031.46 on xx/xx/2025.
The annual installment of utilities/MUD taxes for 2024 has been paid in the amount of $480.41 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $125.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $125.03 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $4,874.12.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $4,874.12.
The loan was modified on xx/xx/2010.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is $21,459.89. The monthly P&I is $125.03 with an interest rate of 5.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. The lender agrees to forgive the principal balance of $432.98. The loan has been modified once since origination.	HUD-1 Closing Statement	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84560332	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$2,464.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	2.000%	180	xx	xx	Conventional	Fixed	Refinance	55.429%	55.429%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$277.21	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx
There is one junior mortgage against the subject property in favor of xx
There is one civil judgment against the borrower in favor of xx in the amount of $XXXX, which was recorded on xx/xx/2021.
The first installment of county taxes for 2025 is due in the amount of $2,464.88 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $277.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $277.21 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $65,529.80. The deferred balance is $41.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $65,529.80.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is owner occupied.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2020. As per the modified term, the new principal balance is $75,000.00. The monthly P&I is $277.21 with an interest rate of 2.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2050.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX, and the current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The ROR signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45732550	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,923.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.59	15.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	XX/XX/XXXX	XXXX	$21.20	1.000%	$234.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of $XXXX, which originated on xx
The annual installment of county taxes for 2024 has been paid in the amount of $1,923.03 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $282.35(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $282.35 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $28,469.18 and deferred balance is $21.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $28,469.18.
The loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx/xx/2016 shows the new modified unpaid principal balance is $52,999.80. The deferred amount is $21.20. The borrower agreed to pay the modified monthly P&I of $234.00 with a modified interest rate of 1.000% starting on xx/xx/2016, which will be changed in 02 steps until the new maturity date of xx/xx/2037. The rate will change in 02 steps, which end with 3.500% and P&I of $282.35.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan document."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36697642	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,232.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$332.73	11.050%	180	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	694	49.792%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.875%	$181.84	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage against the subject property originated on xx/xx/2006 and recorded on xx/xx/2006 with book/Page #XXXX in the amount of $XXXX with xx. There are two civil judgments against the BWR "xx" in the total amount of XXXX in favor of "xx," which were recorded on xx/xx/2017. The annual installment of combined taxes for 2023 has been paid in the amount of $5,232.74 on xx/xx/2025. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $181.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $181.84 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $20,103.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $20,103.73. The loan was modified on xx/xx/2012. No post-close bankruptcy record has been found. No foreclosure activity has been found. No details pertaining to the damage to the subject property have been observed. As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx on xx/xx/2012. As per the modified term, the new principal balance is $34,485.41. The monthly P&I is $181.84 with an interest rate of 3.875% beginning on xx/xx/2012 and a maturity date of xx/xx/2036. There is principal forgiven amount of $182.65. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Connecticut license validation test due to the first mortgage lender licenses and secondary mortgage lender licenses in existence on June XXth, XXXX shall be deemed on and after July Xst, XXXX, to be a mortgage lender license."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97718644	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,291.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$263.84	9.100%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$218.45	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
As per the updated title report dated xx/xx/2025, there is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx. The prior mortgage was originated on xx
The first installment of county taxes for 2024 has been paid in the amount of $4,145.69 on xx/xx/2025.
The second installment of county taxes for 2024 was due in the amount of $4,145.69 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $218.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $218.45 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $6,468.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $6,468.01.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the occupancy of the subject property is owner occupied.
The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2013. As per the modified term, the new principal balance is $29,532.08. The monthly P&I is $218.45 with an interest rate of 4.000% beginning on xx/xx/2013 and a maturity date of xx/xx/2027. There is no deferred balance and principal forgiven amount.	Credit Report HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB: $XK."
																																																																																								* Missing credit report (Lvl X) "Credit Report is Missing in loan File."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65692127	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,759.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$42.35	5.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx.
There is an active junior partial claim mortgage against the subject property originated on xx
There are three HOA liens active against the subject property in favor of the same plaintiff, “xx” in the total amount of $XXXX, which were recorded on different dates.
There is a junior UCC lien against the subject property in favor of xx., which was recorded on xx/xx/2022.
The first and second installments of county taxes for 2024 have been paid in the total amount of $1,759.18 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $42.35 (PITI), which was applied for the due date of xx/xx/2026. The current P&I is $42.35 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $5,008.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is $5,008.96.
Unable to determine the reason for default.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The TRID tolerance test is incomplete due to the initial CD missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "The AUS/DU report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "The initial XXXX signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl X)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "The servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95960850	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,629.81	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$151.31	12.875%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	657	Not Applicable	44.831%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$59.09	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx
The annual installment of county taxes for 2024 has been paid in the amount of $2,617.28 on xx/xx/2024.
The annual installments of utility charges for 2024 are delinquent in the amount of $3,508.39, which are good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $59.09, which was applied for the due date of xx/xx/2025. The current P&I is $59.09 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $5,371.01.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $5,371.01.
As per the seller’s tape data, the occupancy is vacant.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2012. As per the modified term, the new principal balance is $13,433.34. The interest-bearing amount is $9,548.84. The monthly P&I is $59.09 with an interest rate of 4.000% beginning on xx/xx/2012 and a maturity date of xx/xx/2020. There is no deferred balance, and the principal forgiven amount is $3,884.50. The loan has been modified once since origination.	Balloon Rider	xx	3: Curable		* Type of Ownership is Leasehold Or Cooperative (Lvl x) "The subject leasehold agreement is in the file, and the leasehold term expires on xx/xx/xxxx, and the mortgage matures on xx/xx/xxxx."	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45408563	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,743.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$248.14	9.990%	360	xx	xx	Conventional	Fixed	Purchase	99.577%	99.577%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	44.036%	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$45.51	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property originated on xx
There is a writ of fieri facias HOA lien against the subject property in favor of xx, in the amount of $3,816.31, which was recorded on xx/xx/2021.
The first and second installments of combined taxes for 2024 have been paid in the amount of $2,743.00 on xx/xx/2024 and xx/xx/2024, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $45.51, which was applied for the due date of xx/xx/2025. The current P&I is $45.51 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $5,481.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $5,481.33.
Unable to determine the reason for default.
The loan was modified on xx/xx/2018.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was dismissed on xx and terminated on xx.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition has not been filed. The POC was filed by the creditor, xx, on xx, with the secured claim amount of $28,239.74 and the arrearage amount of $308.09. There is no comment indicating a cramdown. The BK was dismissed on xx and terminated on xx.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is $7,510.33. The monthly P&I is $45.51 with an interest rate of 4.000% beginning on xx/xx/2018 and a maturity date of xx/xx/2038. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl X) "Final TIL is not hand-dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47948625	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$922.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$154.29	12.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	588	641	49.497%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$85.54	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The annual installment of combined taxes for 2025 has been paid in the amount of $922.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $85.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $85.54 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $5,619.67.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $5,619.67.
The loan was modified on xx/xx/2010.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is $14,656.98, and the interest-bearing amount is $14,348.50. The monthly P&I is $85.54 with an interest rate of 5.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has forgiven principal in the amount of $308.48. There is no deferred balance.	Good Faith Estimate Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl X) "Final GFE is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2005. Notary's signature date on the mortgage is xx/xx/2005. Note date is xx/xx/2005."	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98429632	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,164.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$99.92	6.000%	120	xx	xx	Conventional	Fixed	Purchase	103.188%	103.188%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	641	721	35.634%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated onxx
The annual installment of county taxes for 2025 is due in the amount of $1,082.00 on xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of $1,082.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $99.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $99.92 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $6,396.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $6,396.58.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.33 years on the job as xx. Additionally, the BWR1 has 3 months on the job as xx with xx.
BWR2 has 2 months on the job as xx with xx. Previously, BWR2 had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* Homeownership Counselling Disclosure is missing. (Lvl X) "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower’s intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl X)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is xx/xx/XXXX, which is less than three business days before the consummation date of xx/xx/XXXX."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "List of service providers disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72132338	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,957.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	17.000%	300	xx	xx	HELOC	ARM	Refinance	92.670%	92.670%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	9.690%	Second	Final policy	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx
There are six state tax liens against the borrower in favor of xx in the total amount of $8,111.95, which were recorded on different dates.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,957.20 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $122.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $122.77 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $6,802.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $6,802.39.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a HELOC fixed-rate mortgage originated on xx/xx/2005 with a rate of interest of 17.000% and a maturity date of xx/xx/2030. The P&I as per payment history is $122.77, and the rate of interest is 4.000%. There is a change in interest rates with respect to the note. As per the PH document located at “xx,” the loan was modified on xx/xx/2014. The modification agreement is missing from the loan file.	ARM Rider Credit Report Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing credit report (Lvl X) "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl X) "The ARM rider is missing from the loan document."		Minimal	Not Covered	Pass	No Result	No Result	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47686672	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,855.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	Unavailable	8.000%	119	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property originated on xx
The first and second installments of county taxes for 2024 are due in the total amount of $4,855.08 on xx/xx/2025 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $110.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $110.29 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $2,152.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $2,152.26.
As per the tape data, the loan was modified.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx on xx. The BK was discharged on xx and terminated on xx.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx on xx. Schedule D of the voluntary petition shows the amount of the secured claim is $6,431.00 and the value of the collateral is $162,000.00. The unsecured portion is $0.00. The BK was discharged on xx and terminated on xx.	The subject is a conventional fixed-rate mortgage with a rate of interest of 8.000%, and a maturity date of xx/xx/2017. The P&I as per payment history tape data is $110.29, and the rate of interest is 4.875%. There is a difference in rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Note Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl X) "The original note is missing from the loan file. The affidavit of lost note is not available in the loan file. The loan has been modified. The loan modification document is missing from the loan file."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Application Missing (Lvl X) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl X)     "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The right of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96413190	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,912.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$69.57	0.000%	120	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is one junior partial claim mortgage against the subject property originated on xx/xx/2020 in favor of xx in the amount of $XXXX, which was recorded on xx/xx/2020.
The annual county taxes for 2024 were paid in the amount of $1,912.54 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $69.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $69.57. The current UPB reflected as per the payment history is $3,325.57.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $3,325.57.
Unable to determine the reason for the default.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the occupancy of the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl X) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete due to the initial LE and CD are missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The list of service provider disclosures is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78943031	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,394.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	3.000%	360	xx	xx	Conventional	Fixed	Purchase	53.462%	53.462%	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx
There is a XXXXs lien found against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of $XXXX.
The 1st installment of county taxes for 2024 has been paid in the amount of $697.43 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $697.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $52.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $52.70 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $3,498.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $3,498.35.
As per the collection comments dated xx/xx/2024, the reason for default is curtailment of income.
As per the collection comments dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Note Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl X) "The original note is missing. The lost note affidavit is not available in the loan file. The loan was not modified."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows the estimated value at $XXXX. Current UPB is $X,XXX."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96433906	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,200.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$114.57	5.625%	120	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	46.874%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $XXXX with instrument #XXXX
The 1st, 2nd, and 3rd installments of county taxes for 2024 have been paid in the total amount of $3,200.28 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $114.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $114.57 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $3,676.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $3,676.95.
Unable to determine the reason for default.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "Settlement service providers list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49607423	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,419.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$190.37	11.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	19.249%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$81.88	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The annual installment of combined taxes for 2024 has been paid in the amount of $2,419.14 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $81.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $81.88 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $7,248.76.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $7,248.76.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2011. As per the modified term, the new principal balance is $15,207.50 and the forgiven balance is in the amount of $5,075.52. The monthly P&I is $81.88 with an interest rate of 4.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2035. There is no deferred balance amount.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42551747	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$1.00	$3,330.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$108.02	6.000%	120	xx	xx	Conventional	Fixed	Purchase	101.688%	101.688%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	40.682%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property, which was originated on xx/xx/2022 and recorded on xx
There are 02 junior partial claim mortgages against the subject property in favor of xx. The first mortgage originated on xx
The annual combined taxes for 2024 were paid in the amount of $3,330.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $108.02(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $108.02 with an interest rate of 6.00%. The current UPB reflected as per the payment history is $7,365.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $7,365.27.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as xx. Prior to this, BWR worked with xx foward for 3 months. Prior to this, BWR worked with xx as xx for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl X) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The initial CD dated xx/xx/XXXX delivery date is less than six business days after the consummation date CD xx/xx/XXXX."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl X)     "Settlement services provider list is missing from the loan documents.
																																																																																								Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60024430	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,739.49	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$120.33	5.625%	120	xx	xx	Conventional	Fixed	Purchase	100.500%	100.500%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx
The annual installment of school taxes for 2024 has been paid in the amount of $3.113.77 on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,530.93 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $120.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $120.33 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $7,679.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $7,679.01.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 3.58 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Pennsylvania license validation test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25854305	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,999.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$50.17	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.688%	101.688%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	33.839%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior mortgage against the property in favor of xx, which was recorded on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,999.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $50.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $50.17 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $8,072.10.	Collections Comments:BWR has 5.4 years on the job as xx with xx.
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $8,072.10.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the current occupancy is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing DU/GUS/AUS Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB: $XXXK."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from loan documents."
* Issue with the Initial CD (Closing Disclosure) (Lvl X)     "Initial closing disclosure is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "The AUS/DU report is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The settlement service providers list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8794815	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$62.00	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	42.635%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is a prior credit card judgment against the borrower in the amount of $XXXX in favor of xx, which was recorded on xx/xx/2014.
There are four credit card judgments against the borrower in the amount of $XXXX in favor of different plaintiffs, which were recorded on different dates.
The first, second, and third installments of county taxes for 2024 have been paid in the amount of $4,585.96 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $62.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $62.00 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $10,668.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $10,668.79.
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.16 years on the job as xx with xx.
BWR2 has 10 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "A review of the loan documents shows that XXXX and AUS are available, and income documents are missing; as a result, ATR could not be determined. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a medical assistant with XXXX. BWRX has XX years on the job as a construction worker with XXXX"
* XXXX TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete as the initial LE and initial CD are missing from loan documents. Subject loan is purchase case, originated on xx/xx/XXXX and the X-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement service providers list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48475057	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,242.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$217.16	7.875%	180	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.850%	$110.83	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property originated on xx
There is a state tax lien against "xx" in the amount of $31,937.98 in favor of "xx" which was recorded on xx/xx/2016. The SSN of the defendant provided in the supporting document is inconsistent with BWR's SSN.
There is an IRS lien against "xx" in the amount of $XXXX in favor of "xx," which was recorded on xx/xx/2018. The SSN of the defendant provided in the supporting document is inconsistent with BWR's SSN.
There are three child support liens against the borrower "xx" in favor of the "xx," which were recorded on different dates. The SSN of the defendant provided in the supporting document is inconsistent with BWR's SSN.
The first and second installments of county taxes for 2024 have been paid in the amount of $9,242.60 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $110.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $110.83 with an interest rate of 4.850%. The current UPB reflected as per the payment history is $10,811.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $10,811.55.
The loan was modified on xx/xx/2008.
According to the PACER, the borrowers, "xx," filed the bankruptcy under chapter 7 on xx with case #xx. The BK was discharged on xx and terminated on xx.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, "xx," filed the bankruptcy under chapter 7 on xx with case # xx. Schedule D of the voluntary petition shows the value of collateral as $330,600.00. The amount of claim for the first mortgage is $362,923.00. The unsecured portion is $32,323.00. The subject mortgage is a second lien. The amount of claim for the subject mortgage is xx, which is completely unsecured.The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2008. As per the modified term, the new principal balance is $20,000.00. The monthly P&I is $110.83 with an interest rate of 4.850% beginning on xx/xx/2008 and a maturity date of xx/xx/2020. There is principal forgiven in the amount of $9,530.91. The loan has been modified once since origination.	Balloon Rider Credit Report Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20601777	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$1,838.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$238.48	9.990%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.500%	$63.72	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $1,838.38 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $63.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $63.72 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $6,968.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $6,968.29.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2022. As per the modified term, the new principal balance is $8,099.78. The monthly P&I is $63.72 with an interest rate of 4.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2037.	Credit Report HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34633293	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,787.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$95.08	0.000%	120	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	653	Not Applicable	50.594%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property that was originated on xx. There are two partial claim mortgages against the subject property in favor of "xx." The first partial claim mortgage was originated onxx in the amount of $XXXX. There is a state tax lien against the borrower in favor ofxx, which was recorded on xx/xx/2022 in the amount of $XXXX. The first and second installments of county taxes for 2024/2025 were paid in the amount of $5,787.68. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $95.08, which was applied for the due date of xx/xx/2025. The current P&I is $95.08 with an interest rate of 5.00%. The current UPB is $7,028.72.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $7,028.72. Unable to determine the RFD. No foreclosure activity has been found. No details pertaining to the damage or repair have been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. BWR has 5.16 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Income documents, XXXX and AUS, are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX and the X-year SOL has expired. BWR has X.XX years on the job as a supervisor with BYD Energy. FICO XXX."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan file."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
* Qualified Mortgage DTI exceeds XX% (Lvl X)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and AUS report is missing from the loan documents. The AUS report provided by the seller is not matching the closing term of the subject loan."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87874612	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,856.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$48.38	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	41.646%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is one junior partial claim mortgage against the subject property originated on xx
The annual combined taxes for 2023 have been paid in the amount of $9,856.32 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $48.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $48.38 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $7,254.77. As per the payment history, there is a large payment in the amount of $2,128.72 on xx/xx/2024. The comment dated xx/xx/2024 shows these are the borrower payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $7,254.77.
As per the servicing comment dated xx/xx/2024, the reason for default is servicing problems.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by owner.
BWR has 17 years on the job as xx officer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "ATR could not be determined as income documents and AUS are missing from the loan documents. XXXX is available. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has XX years on the job as a XXXX."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX.XX. Calculated finance charge is $X,XXX.XX for an under disclosed amount of -$X,XXX.XX. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

This loan failed the TILA APR test as the final CD reflected an APR is X%."
* Homeowner's Counseling disclosure is missing. (Lvl X)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit Report is missing from the loan file."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl X) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58732608	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,910.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$62.94	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	43.689%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage open against the property in the amount of xx
There is a child support lien against the borrower in favor of xx, which was recorded on xx/xx/2022. The amount is not available on the supporting document.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of $3,910.98 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $62.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $62.94 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $10,943.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025 and the current UPB is $10,943.84.
Unable to determine reason for default.
As per sellers tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing Initial Closing Disclosure Missing Initial LE Missing Required Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "ATR could not be determined as income documents are missing from the loan documents. XXXX and AUS are available. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X years on the job as a registered XXXX with Coalinga State Hospital and FICO XXX."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete as the initial LE and initial CD are missing from loan documents. The subject loan is a purchase case originated on xx/xx/XXXX and the X-year SOL has expired."
* Homeowner's Counseling disclosure is missing. (Lvl X)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial loan estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The list of service providers disclosure is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Notice of servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19773246	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$531.39	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$196.42	9.990%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	29.129%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$123.93	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx
The annual combined taxes for 2024 have been paid in the amount of $531.39 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $123.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $123.93 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $11,490.33.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $11,490.33.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2010.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2010. As per the modified term, the new principal balance is $21,445.76. The monthly P&I is $123.93 with an interest rate of 5.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. As per the agreement, the lender has written off the amount of $188.36.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29578399	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,544.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active water/sewer lien against the subject property in favor of xx, which was recorded on xx/xx/2010 in the amount of $XXXX
There is an active prior mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is a junior mortgage active against the subject property in favor of xx
There is an active civil judgment against the borrower in the amount of $XXXX in favor of xx, which was recorded on xx/xx/2025.
The annual installment of county taxes for 2024 has been paid in the amount of $3,544.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $393.02 (PITI), which was applied for the due date of xx/xx/2026. The current P&I is $393.02 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $10,823.45.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $10,823.45.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Note Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl X) "The original note is missing. The lost note affidavit is not available in the loan file. Also, the loan was not modified."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB $XXK"
* Missing credit report (Lvl X)     "Credit Report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70464530	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,123.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$183.45	8.000%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	44.500%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.875%	$141.97	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx/xx/2003 and was recorded on xx
There is a credit card judgment against the borrower, xx, in favor of xxl in the amount of $XXXX, which was recorded on xx/xx/2018.
The annual installment of county taxes for 2024 has been paid in the amount of $1,408.00 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $715.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $151.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $141.97 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $11,742.57.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $11,742.57.
Unable to determine the reason for default.
The loan was modified on xx/xx/2010.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is $23,896.94. The monthly P&I is $141.97 with an interest rate of 4.875% beginning on xx/xx/2010 and a maturity date of xx/xx/2033. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Finance charge disclosed on Final TIL as $XX,XXX.XX. The calculated finance charge is $XX,XXX.XX for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is available in the loan file."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29313778	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	New York	xx	xx	Yes	No	Not Applicable	Second	$0.00	$3,070.05	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$248.58	9.990%	180	xx	xx	Conventional	Fixed	Purchase	94.300%	94.300%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	599	Not Applicable	8.652%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$116.13	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2005 and recorded on xx
  The first installment of combined taxes for 2024 has been paid in the amount of $1,535.03 on xx/xx/2024.
The second installment of combined taxes for 2024 is paid in the amount of $1,535.02 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $116.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $116.13 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $11,780.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $11,780.23.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape data, the property occupancy is stated as an investment.
The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2014. As per the modified term, the new principal balance is $26,372.07.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2014. As per the modified term, the new principal balance is $26,372.07. The monthly P&I is $116.13 with an interest rate of 4.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2020. The amount of $8,286.19 from the unpaid principal balance is forgiven by the lender.	Balloon Rider Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan document."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38210635	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$237.96	11.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	68.142%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$137.37	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property that originated on xx
The annual county taxes for 2024 have been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $137.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $137.37 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $13,217.43.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $13,217.43.
Unable to determine the reason for default.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2011. As per the modified term, the new principal balance is $23,260.77. The monthly P&I is $137.37 with an interest rate of 5.00% beginning on xx/xx/2011 and a maturity date of xx/xx/2035. As per the agreement, the lender has written off the amount of $291.80. The loan has been modified thrice since origination.	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "File missing final HUD. CE was tested using the latest itemization in the file."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63479132	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,586.63	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$225.85	7.925%	180	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	25.425%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$188.58	4.200%	$156.90	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2023 and recorded on xx
The annual county taxes for 2024 has been paid in the amount of $1,523.16 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $156.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $156.90 with an interest rate of 4.200%. The current UPB reflected as per the payment history is $13,301.38.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $13,301.38.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2011. As per the modified term, the new principal balance is $28,554.69. The monthly P&I is $156.90 with an interest rate of 4.200% beginning on xx/xx/2011 and a maturity date of xx/xx/2020. As per modification agreement, the deferred balance is in the amount of $188.58. There is no principal forgiven amount. The loan has been modified once since origination.	Balloon Rider Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer Prepayment Penalty Rider	xx	3: Curable	* Not all borrowers signed HUD (Lvl x) "The final HUD-x is not signed by the borrower."	* Balloon Rider Missing (Lvl X) "The balloon rider is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2005. Notary's signature date on the mortgage is xx/xx/2005. Note date is xx/xx/2005."	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31762282	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,370.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$228.54	10.999%	180	xx	xx	Conventional	Fixed	Cash Out	94.382%	94.382%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	29.874%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$143.11	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property originated on xx
There are two junior partial claim mortgages against the subject property in favor of xx. The first mortgage was originated on xx
The first installment of county taxes for 2024 has been paid in the amount of $1,185.32 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $1,185.32 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $143.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $143.11 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $13,427.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $13,427.01.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2013. As per the modified term, the new principal balance is $22,598.64. The monthly P&I is $143.11 with an interest rate of 5.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2020. There is no deferred balance, and the principal forgiven amount is $414.08.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Indiana license validation test."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63020369	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	No	Not Applicable	Other	$0.00	$1,753.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$361.97	9.999%	180	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$144.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage active against the subject property in favor of xx originated on xx
There is an active code violation with case # xx against the subject property.
The 1st installment of property taxes for 2024 has been paid in the amount of $1,753.90 on xx/xx/2025.
The water/sewer charges for 2024 have been delinquent in the total amount of $461.79, which was good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $144.00, which was applied for the due date of xx/xx/2025. The current P&I is $144.00 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $14,315.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $14,315.27.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2015. As per the modified term, the new principal balance is $24,148.54. The monthly P&I is $144.00 with an interest rate of 4.000% beginning on xx/xx/2015 and a maturity date of xx/xx/2020. There is no deferred balance, and the principal forgiven amount is $14,906.13. The loan has been modified twice since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25048623	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,983.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$218.51	5.375%	120	xx	xx	Conventional	Fixed	Purchase	102.000%	102.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	40.520%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument XXXX in the amount of XXXX with xx. The first installment of county taxes for 2025 has been paid in the amount of $1,491.66 on xx/xx/2025. The second installment of county taxes for 2025 is due in the amount of $1,491.66 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $218.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $218.51 with an interest rate of 5.380%. The current UPB reflected as per the payment history is $14,451.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $14,451.30. No details pertaining to the damage to the subject property have been observed. Unable to be determined the reason for the default. As per the tape data, the subject property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 has 9.35 years on the job as a backroom with Sam's Club. BWR2 has 1.79 years on the job as xx with xx. Previously, BWR2 had 9 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "A review of the loan documents shows that XXXX and AUS are available, and income documents are missing; as a result, ATR could not be determined. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX and the X-year SOL is expired. BWRX has X.XX years on the job as xx with xx. BWRX has X.XX years on the job as xx with xx. Previously, BWRX had X years on the job as xxwith xx."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "Settlement service providers list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49792589	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$410.88	9.125%	180	xx	xx	Conventional	Fixed	Purchase	63.283%	63.283%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	42.664%	Second	Final policy	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx
The annual installment of combined taxes for 2025 has been paid in the amount of $5,893.98 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $303.81, which was applied for the due date of xx/xx/2025. The current P&I is $303.81 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $14,717.70.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $14,717.70.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage originated on xx/xx/2006 with a P&I of $410.88, a rate of interest of 9.125%, and a maturity date of xx/xx/2021. The current P&I as per the latest payment history is $303.81, and the rate of interest is 5.00%. The current UPB reflected as per the payment history is $14,717.70. As per PH located at PayHistory_522482, the loan was modified on xx/xx/2017. The modification agreement is missing from the loan file.	Balloon Rider Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan failed the Connecticut license validation test."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89507983	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,099.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$408.60	9.990%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	44.853%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$0.00	4.000%	$164.88	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx
The annual county taxes for 2024 have been paid in the amount of $1,055.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $164.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $164.88 with an interest rate of 4.000%. The current UPB reflected as per payment history is $15,621.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $15,621.68.
The loan was modified on xx/xx/2013.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2013. As per the modified term, the new principal balance is $36,486.44. The monthly P&I is $164.88 with an interest rate of 4.000% beginning on xx/xx/2013 and a maturity date of xx/xx/2020. There is no deferred balance, and the principal forgiven amount is $8,127.56.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8126919	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$2,178.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$272.23	8.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	53.835%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$1,216.44	5.000%	$195.01	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $2,178.72 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $195.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $195.01 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $18,847.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $18,847.55.
The loan was modified on xx/xx/2009.
Unable to determine the reason for default.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is $33,906.51. The interest-bearing amount is $32,690.07, and the deferred balance is $1,216.44. The monthly P&I is $195.01 with an interest rate of 5.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. There is no principal forgiven amount.	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan documents, along with the itemization of fees available in the loan file."	* GSE Points and Fees Test Violations (Lvl X) "This loan is NOT violating predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34631827	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$781.97	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$318.46	11.500%	360	xx	xx	Conventional	Fixed	Purchase	95.765%	95.765%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	588	517	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$625.63	5.420%	$213.15	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage active against the subject property, which was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument # xx. There is a junior state tax lien in favor of xx, which was recorded on xx/xx/2025 in the amount of $874.18. The SSN# mentioned on the supportive document is not consistent with the borrower. The annual installment of county taxes for 2024 has been paid in the amount of $781.97 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $213.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $213.13 with an interest rate of 5.420%. The current UPB reflected as per the payment history is $20,322.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $20,322.95. As per the comment dated xx/xx/2023, the reason for default is illness of the borrower. No details pertaining to the damage to the subject property have been observed. The loan was modified on xx/xx/2011. No foreclosure activity has been found. According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. The BK was discharged on xx and terminated on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $26,104.00, and the value of the collateral is $200,000.00. The unsecured portion is $0.00. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2011. As per the modified term, the new principal balance is $30,824.87. The monthly interest-only payment is $139.23 beginning on xx/xx/2011 and ending on xx/xx/2016, and then the monthly P&I is $213.15 with an interest rate of 5.420% beginning on xx/xx/2016 and a maturity date of xx/xx/2035. There is a deferred balance in the amount of $625.63. The loan has been modified twice since origination.	Good Faith Estimate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the disclosed APR high-cost threshold exception test, as the calculated APR of XX.XXX% exceeds the disclosed APR of X.XXX% by +X.XXX%."
* ComplianceEase State Regulations Test Failed (Lvl X)     "Loan failed the late fees test as fees charged of $XX.XX exceed the fee threshold of $XX.XX by +$X.XX."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59689115	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,059.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	Unavailable	7.250%	120	xx	xx	HELOC	ARM	Refinance	80.508%	80.508%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2004 in the amount of XXXX
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of 5,059.34.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,015.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,015.92 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $21,762.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $21,762.88.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the borrower had filed bankruptcy under Chapter 7 with the case # xx on xx. The bankruptcy has been discharged on xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $98,064.00, and the value of the collateral is $238,500.00. The unsecured portion is $0.00. The BK was discharged on xx and terminated on xx.	This is a HELOC ARM mortgage with a maturity date of xx/xx/2017. The P&I, as per payment history, is $1,015.92, and the rate of interest is 5.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	ARM Rider Credit Report Loan Program Info Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl X) "ARM disclosure is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl X)     "ARM rider is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "The ROR is not hand-signed or dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28102687	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Other	$0.00	$5,124.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.780%	240	xx	xx	HELOC	Fixed	Refinance	110.059%	110.059%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Preliminary title policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.500%	$250.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two prior mortgages against the subject property. The first prior mortgage was originated on xx
The second prior mortgage was originated on xx
There are three junior mortgages against the subject property. The first junior mortgage was originated on xx
The first and second installments of combined taxes for 2025 have been paid in the total amount of $5,124.62 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $250.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $250.00 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $23,371.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $23,371.45.
The loan was modified on xx/xx/2016.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was dismissed on xx and was terminated on xx.
No foreclosure activity has been found.
According to the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows the value of collateral as xx. The subject mortgage is at the second lien position. The amount of the claim for the first mortgage is $381,225.31, and the amount of the claim for the subject mortgage is $48,206.18. The unsecured portion for the subject mortgage is $48,206.18.
The POC was filed by the creditor, xx, on xx, with the secured claim amount of $48,927.34 and the arrearage amount of $911.45. The Chapter 13 plan filed on xx has not been confirmed. There is no comment indicating a cramdown. The BK was dismissed on xx and was terminated on xx.
The modification agreement was made between the borrower, xx and the lender, xx on xx/xx/2016. As per the modified term, the new principal balance is $53,000.00. The monthly P&I is $250.00 with an interest rate of 4.500% beginning on xx/xx/2016 and a maturity date of xx/xx/2033. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Application Credit Report Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl X) "Final application signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Not Covered	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83383129	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	$937.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$49.79	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.395%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx
There is one credit card judgment and five civil judgments against the subject borrower filed by different plaintiffs, which were recorded on different dates, in the total amount of $XXXX
There is one hospital lien against the subject borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of $1,600.00.
The first installment of county taxes for 2024 has been paid in the amount of $468.78 on xx/xx/2024.
The second installment of taxes for 2024 is due in the amount of $468.78.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $49.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $49.79 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $8,615.61.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $8,615.61.
Unable to determine the reason for default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
BWR1 has 6.66 years on the job as xx at xx.
BWR2 has 1.25 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved at XX.XX%. ATR could not be determined as AUS, loan approval and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX and the X-year SOL has expired. BWRX has X.XX years on the job as xx at xx. BWRX has X.XX years on the job as xx at xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84898187	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,619.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$50.54	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.688%	101.688%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	642	27.710%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2020 and recorded on xx
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $4,619.23 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $50.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $50.54 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $8,663.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $8,663.78.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 17.11 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Homeownership Counselling Disclosure is missing. (Lvl X) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "The settlement service providers list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87521210	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,958.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$51.67	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	697	Not Applicable	46.171%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx are are two active junior child support liens in favor of xx, which were recorded on xx in the amount of $0.00. The SSN# mentioned on the supportive document is not consistent with the borrower.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $5,958.92 on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $51.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $51.67 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $8,746.71. As per collection comment xx/xx/2024 borrower has successfully made his payments in the amount of $477.45 to bring his loan fully current.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $8,746.71.
The reason for default is unable to be determined.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.

BWR1 has 4.41 years on the job as xx with xx. BWR2 has 3.75 years on the job with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate Hazard Insurance Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl X) "Final application signed by the borrower is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "A review of the loan documents shows that income documents are missing, and as a result, ATR could not be determined. XXXX and AUS are available in the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as xxwith xx. BWRX has X.XX years on the job with xxs."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete, as the initial LE and initial CD are missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing in loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. The current UPB is $XK. XXXXD is available in the loan documents and located at xx."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU locator xx, and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92280769	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$223.61	11.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$128.69	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The annual installment of school taxes and combined taxes for 2024 and 2025 has been paid in the amount of $2,304.93 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $128.69 (PITI), which was applied for the due date of xx/xx/2026. The current P&I is $128.69 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $8,821.74.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $8,821.74.
The loan was modified on xx/xx/2011.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2011. As per the modified term, the new principal balance is $21,521.78. The monthly P&I is $128.69 with an interest rate of 5.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has forgiven principal in the amount of $669.45. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56226318	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,159.09	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$61.06	5.000%	360	xx	xx	Conventional	Fixed	Purchase	100.148%	100.148%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	52.428%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There are two UCC financing statements against the borrower in favor of xx, which were recorded on xx/xx/2022 and xx/xx/2022.
 The first, second, third, and fourth installments of county taxes for 2024 have been paid in the amount of $1,161.69.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $61.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $61.06 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $9,130.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $9,130.32.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.16 years on the job as xxwith xx.
BWR2 has 11 months on the job as xx with xx. Previously, BWR had 18.16 years on the job as xx with xx.
  BWR3 has 4.16 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "ATR could not be determined as XXXX, AUS, and loan approval are missing from the loan documents. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is expired. BWRX has X.XX years on the job as a server with XXXX."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is expired."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial CD is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29635167	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,023.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$166.41	7.990%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	54.560%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$114.58	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx
The annual installment of county taxes for 2024 has been paid in the amount of $1,023.78 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $114.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $114.58 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $9,208.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $9,208.33.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2009. As per the modified term, the new principal balance is $20,170.97. The monthly P&I is $114.58 with an interest rate of 5.000% beginning on xx/xx/2009 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has forgiven principal in the amount of $3,616.83.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36751150	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	Second	$0.00	$1,661.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$182.63	9.250%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	16.630%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$97.33	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $1,658.64 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $97.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $97.33 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $9,392.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $9,392.77.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2015. As per the modified term, the new principal balance is $16,279.20. The monthly P&I is $97.33 with an interest rate of 4.000% beginning on xx/xx/2015 and a maturity date of xx/xx/2035. The lender has forgiven principal in the amount of $2,886.92. The forgiven amount exceeds 2% of the modified principal balance. The loan has been modified twice since origination.	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed state regulations for the lender fees test due to fee charged $XXX.XX exceed fee threshold of $XXX.XX over by +$XXX.XX.
The below fee was included in the test:
Commitment Fee paid by Borrower: $XXX.XX."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10731317	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,744.55	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$293.75	11.500%	360	xx	xx	Conventional	Fixed	Purchase	99.999%	99.999%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	582	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$115.88	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated onxx
The annual combined taxes for 2024 were paid in the amount of $1,680.93 on xx/xx/2025.
The annual school taxes for 2024 were paid in the amount of $1,462.16 on xx/xx/2025.
The annual utilities charges for 2024 were paid in the amount of $1,601.46 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $115.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $115.88 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $11,755.64.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $11,755.64.
The loan has was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and the lender xx on xx/xx/2014. As per the modified term, the new principal balance is $20,131.54 .The monthly P&I is $115.88 with an interest rate of 4.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2035. As per modification agreement, the lender has forgiven principal in the amount of $8,554.75. The loan has been modified for the first time since origination.	Credit Application Good Faith Estimate HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Application Missing (Lvl X) "Final application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X) "Initial escrow account disclosure signed by borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43161715	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,403.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$230.20	12.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$126.80	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, originated on xx
The annual combined taxes for 2024 were paid in the amount of $2,403.25 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $126.80, which was applied for the due date of xx/xx/2025. The current P&I is $126.80 with an interest rate of 5.00%. The current UPB is $12,107.94.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,107.94.
The loan was modified on xx/xx/2010.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is $21,834.61. The monthly P&I is $126.80 with an interest rate of 5.00% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. There is no deferred balance. As per the modification agreement, the lender has forgiven principal in the amount of $436.58. The forgiven amount exceeds 2% of the modified principal balance. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13386108	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	No	Not Applicable	Other	$0.00	$1,323.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$225.78	7.990%	180	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	6.170%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$172.60	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two active mortgages against the subject property, the first prior mortgage was originated on xx
The annual installment of county taxes for 2024 has been paid in the amount of $1,251.00 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $72.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $172.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $172.60 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $12,237.17.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,237.17.
As per the collection comments dated xx/xx/2024, the current occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx on xx. The BK was discharged on xx and terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. There is no comment indicating a cramdown. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2011. As per the modified term, the new principal balance is $29,122.97. The monthly P&I is $172.60 with an interest rate of 5.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2020. There is forgiven principal balance in the amount of $1,207.22. The loan has been modified once since origination.	Good Faith Estimate Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl X) "Final GFE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "Prepayment rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97043457	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	Second	$1,470.39	$1,391.79	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$225.22	5.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 2024 combined annual taxes have been delinquent in the amount of $1,470.39, which were good through xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $1,854.15 on xx/xx/2025.
The annual utilities charges for 2023 have been delinquent in the amount of $208.02, which was due on xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $225.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $225.22 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $12,519.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,519.33.
Unable to determine the reason for the default of the borrower.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "File missing final HUD. CE was tested using the latest itemization in the file."	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed state regulations for brokerage/finder fee test due to fees charged of $XXX.XX exceeds fees threshold of $XXX.XX over by +XX.XX.
The below fee was included in the test:
Loan Origination Fee paid by Borrower: $XXX.XX"
* ComplianceEase TILA Test Failed (Lvl X)     "Finance charge disclosed on final TIL as $XX,XXX.XX. The calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$X,XXX.XX. The reason for the finance charge under disclosure is unknown.

Loan failed TILA APR test due to APR calculated X.XXX% exceeds is APR threshold X.XXX% under disclosed by -X.XXX%."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or Local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. The current UPB is $XX,XXX.XX."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54697998	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,282.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$229.75	11.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$130.64	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2005 and recorded on xx
The annual installment of county taxes for 2024 has been paid in the amount of $1,282.30 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $130.64, which was applied for the due date of xx/xx/2025. The current P&I is $130.64 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $12,629.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,629.27.
The loan was modified on xx/xx/2009.
As per the seller's tape date, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is $22,750.62. The monthly P&I is $130.64 with an interest rate of 5.0000% beginning on xx/xx/2009 and a maturity date of xx/xx/2035. There is no deferred balance and principal forgiven in the amount of $331.75. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "The property is located in KY, a state that has unlimited assignee liability for high-cost loans and the HUD-X is missing to test the compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24869954	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	No	Not Applicable	Second	$0.00	$1,385.33	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$235.49	11.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	586	533	26.983%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$134.11	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx
There is a state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of $XXXX
The annual combined taxes for 2024 were paid in the amount of $1,385.33 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $134.11, which was applied for the due date of xx/xx/2025. The current P&I is $134.11 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $12,888.78.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $12,888.78.
The loan was modified on xx/xx/2010.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is $23,056.61. The monthly P&I is $134.11 with an interest rate of 5.00% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. There is no deferred balance. The amount to be written off is $308.56. The loan has been modified twice since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16606034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$10,295.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	6.490%	120	xx	xx	HELOC	Fixed	Refinance	104.938%	104.938%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.500%	$188.13	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is an active XXXX lien against the subject property in favor of xx, which was recorded on xx/xx/2023 in the amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $9,989.57 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $188.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $188.13 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $15,793.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $15,793.05.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $19,787.24. The monthly P&I is $188.13 with an interest rate of 4.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2033. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents"	* Final TIL Missing or Not Executed (Lvl X) "The final truth in lending is missing from the loan document."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan document."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB: $XXXK."
* Missing Borrower Billing Rights (RESPA) (Lvl X)     "Missing borrower billing right (RESPA)"
* Missing credit report (Lvl X)     "The credit report is missing from the loan document."
* Missing HELOC Disclosures (RESPA) (Lvl X)     "Missing HELOC disclosures (RESPA)"
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48421790	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,668.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$252.72	9.999%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	27.399%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$166.69	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The annual installment of combined taxes for 2024 has been paid in the amount of $2,668.94 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $166.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $166.69 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $15,876.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $15,876.34.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2012. As per the modified term, the new principal balance is $27,308.69. The monthly P&I is $166.69 with an interest rate of 5.00% beginning on xx/xx/2012 and a maturity date of xx/xx/2035. The principal forgiven amount is $480.15, and there is no deferred balance.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61313780	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,588.27	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$403.92	7.990%	360	xx	xx	Conventional	Fixed	Purchase	97.069%	97.069%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$2,128.80	5.000%	$282.40	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx., in the amount of xx
There are 4 civil judgments found against the borrower in the total amount of $XXXX filed by different plaintiffs and recorded on different dates.
The annual installment of county taxes for 2024 has been paid in the amount of $2,588.27 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $282.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $282.40 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $26,965.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $26,965.32.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2009. As per the modified term, the new principal balance is $49,408.48. The deferred balance is $2,128.80. The monthly P&I is $282.40 with an interest rate of 5.000% beginning on xx/xx/2009 and a maturity date of xx/xx/2035. The lender has forgiven principal in the amount of $4,000.00.	Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Application Missing (Lvl X) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. The current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit Report is missing from the loan file."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22253731	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,174.59	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$457.37	10.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	508	Not Applicable	38.261%	Second	Preliminary title policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$280.63	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The prior mortgage was originated on xx.
The first, second, third, and fourth installments of county taxes for 2025 have been paid in the total amount of $1,174.59 on xx/xx/2024, xx/xx/2024, xx/xx/2025, & xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $280.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $280.63 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $27,049.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $27,049.13.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
According to the PACER, the borrower, xx filed bankruptcy under Chapter 7 with the case # xx on xx. The bankruptcy was discharged on xx and terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $28,691.00, and the value of the collateral is $385,800.00. The unsecured portion is $0.00. The bankruptcy was discharged on xx and terminated on xx.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2013. As per the modified term, the new principal balance is $44,599.12. The monthly P&I is $280.63 with an interest rate of 5.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has forgiven principal in the amount of $832.16. The loan has been modified twice since origination.	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "File missing final HUD. CE was tested using the TIL itemization in file."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by loan originator is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36385915	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,000.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$555.46	12.775%	300	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	Unavailable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$216.99	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage active against the subject property, originated on xx
The annual county taxes for 2024 have been paid in the amount of $3,000.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $216.99, which was applied for the due date of xx/xx/2025. The current P&I is $216.99 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $29,001.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $29,001.34.
The loan was modified on xx/xx/2017.
As per the tape, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $40,109.52. The monthly P&I is $216.99 with an interest rate of 4.000% beginning on xx/xx/2017 and a maturity date of xx/xx/2042. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the KY which has unlimited assignee liability for state high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76234245	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,237.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$462.47	9.500%	360	xx	xx	Conventional	Fixed	Refinance	36.873%	36.873%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	643	41.299%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$307.06	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is an active mortgage against the subject property, which originated on xx/xx/2013 and was recorded on xx/xx/2013. As per the subordination agreement located at xx, which was recorded on xx/xx/2013, the subject mortgage was subordinated with the mortgage dated xx/xx/2013.
The annual first installment of county taxes for 2024 has been paid in the amount of $2,118.54 on xx/xx/2025.
The annual second installment of county taxes for 2024 is due in the amount of $2,118.54 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $307.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $307.06 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $29,407.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $29,407.19.
As per the tape data, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2009. As per the modified term, the new principal balance is $53,388.29. The monthly P&I is $307.06 with an interest rate of 5.000% beginning on xx/xx/2009 and a maturity date of xx/xx/2035. The forgiven amount is $703.11. There is no deferred balance. The loan has been modified once since origination.	Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. CE tested with itemization document."	* Good Faith Estimate missing or unexecuted (Lvl X) "Final GFE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "Prepayment rider is missing from loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47388029	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	XXXX	$0.00	$3,766.59	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$491.06	9.500%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	43.320%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$341.58	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx., in the amount of xx
There is an HOA lien found against the subject property in favor of xx, which was recorded on xx/xx/2024 in the amount of $XXXX
There is an active UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025 in the amount of $XXXX
There are 02 state tax liens found against the borrower in favor of xx, which were recorded on xx/xx/2016 and xx/xx/2018 in the total amount of $XXXX.
There are 03 credit card judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of $XXXX
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of $XXXX
The annual county taxes for 2024 were paid in the amount of $3,766.59 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $341.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $341.58 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $31,475.35.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $31,475.35.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2013. As per the modified term, the new principal balance is $54,169.88. The monthly P&I is $341.58 with an interest rate of 5.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2020. The lender has forgiven principal in the amount of $857.19.	Missing or error on the Rate Lock	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as OO. Tape shows the subject is NOO. Further details not provided."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33151366	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,007.05	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$726.86	14.100%	300	xx	xx	Conventional	Fixed	Refinance	232.340%	232.340%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	4.000%	$299.56	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2013 in the amount of $XXXX
The 1st and 2nd installments of combined taxes for 2024 were paid in the amount of $2,007.05 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $299.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $299.56 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $40,659.96.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $40,659.96.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a fixed-rate mortgage originated on xx/xx/2005 with a P&I of $726.86, a rate of interest of 14.100%, and a maturity date of xx/xx/2030. The P&I as per payment history is $299.56, and the rate of interest is 4.000%. There is a change in P&I and interest rates with respect to the note. As per the document dated xx/xx/2021, located at “xx,” the loan was modified. As per the modified term, the monthly P&I is $299.56 with an interest rate of 4.000% and a maturity date of xx/xx/2031. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan document."
* Prepayment Rider Missing (Lvl X)     "Prepayment rider missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29987343	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	Second	$0.00	$2,050.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$237.90	10.990%	360	xx	xx	Conventional	Fixed	Purchase	89.716%	89.716%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.710%	$142.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The combined annual taxes for 2024 were paid in the amount of $2,050.82 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $142.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $142.08 with an interest rate of 4.710%. The current UPB reflected as per the payment history is $8,856.23.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $8,856.23.
Unable to determine the RFD.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2010. As per the modified term, the new principal balance is $24,158.94. The monthly P&I is $142.08 with an interest rate of 4.710% beginning on xx/xx/2010 and a maturity date of xx/xx/2033.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78817469	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$10,665.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	8.750%	180	xx	xx	HELOC	ARM	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	730	8.780%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$233.01	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $10,665.61 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $300.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $233.01 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $26,172.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $26,172.73.
The loan was modified on xx/xx/2017.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $48,288.35. The monthly P&I is $233.01 with an interest rate of 5.0% beginning on xx/xx/2017 and a maturity date of xx/xx/2042. And the deferred principal balance is $8,429.04. There is no principal forgiven amount. The loan has been modified once since origination.	ARM Rider Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl X) "ARM rider is missing from the loan documents."		Minimal	Not Covered	Not Covered	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27535022	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,481.63	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$26.68	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	708	720	35.309%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx
The annual taxes of the county for 2024 have been paid in the amount of $3,481.63.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $26.68, which was applied for the due date of xx/xx/2025. The current P&I is $26.68 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $4,458.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $4,458.66.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 years on the job as xx with xx. Previously, BWR1 had 1.25 years on the job as xx at xx.
BWR2 has 5.58 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that in total cannot increase more than XX% tolerance test due to, LE dated xx/xx/XXXX reflects the sum of Section C fees and Recording fee at $XX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and Recording fee at $XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. Valid COC for the increase in fee is not available.
The subject loan is Purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "List of service providers disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32656099	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,293.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$146.61	7.990%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	534	51.009%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$101.95	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2005 and recorded on xx
The annual installment of county taxes for 2024 has been paid in the amount of $542.00 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $751.23 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $101.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $101.95 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $9,717.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $9,717.34.
The loan was modified on xx/xx/2009.
As per tape data, the property occupancy is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2009. As per the modified term, the new principal balance is $17,919.93. The monthly P&I is $101.95 with an interest rate of 5.000% beginning on xx/xx/2009 and a maturity date of xx/xx/2020. The principal forgiven amount is $2,145.36, and there is no deferred balance.		xx	3: Curable		* Occupancy concerns - (Lvl x) "The subject was approved as OO. Tape shows the subject is NOO. Further details not provided."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74704698	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,217.81	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$110.52	8.570%	180	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Unavailable	XX/XX/XXXX	XXXX	Not Applicable	4.750%	$81.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx
There are 3 civil judgments and 2 credit card judgments against the borrower in favor of multiple plaintiffs for the amount of $XXXX recorded on different dates.
The annual installments of county taxes for 2024 have been paid in the amount of $1,217.81 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $81.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $81.08 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $9,808.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $9,808.77.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, “xx,” and the lender, xx, on xx/xx/2015. As per the modified term, the new principal balance is $14,046.45. The monthly P&I is $81.08 with an interest rate of 4.750% beginning on xx/xx/2015 and a maturity date of xx/xx/2039. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.		xx	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl X) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97045860	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,542.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$182.95	10.500%	180	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	695	Not Applicable	35.465%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$112.46	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that originated on xx
The annual county taxes for 2024 were paid in the amount of $4,361.17 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $112.46, which was applied for the due date of xx/xx/2026. The current P&I is $112.46 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $9,995.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $9,995.18.
As per tape data, the occupancy of the subject property is stated as investor.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is $19,491.77. The monthly P&I is $112.46 with an interest rate of 5.00% beginning on xx/xx/2009 and a maturity date of xx/xx/2020. There is no deferred balance; the lender has forgiven principal in the amount of $170.55. The loan has been modified once since origination.	Balloon Rider	xx	2: Acceptable with Warnings			* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94725283	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	No	Not Applicable	Second	$0.00	$6,067.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$317.70	7.625%	120	xx	xx	HELOC	Fixed	Cash Out	74.138%	74.138%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	21.845%	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.250%	$485.16	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The first and second installments of city taxes for 2023 have been paid in the amount of $6,067.32 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $485.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $485.16 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $9,787.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $9,787.86.
As per the comment dated xx/xx/2023, the reason for default is servicing issues.
The loan was modified on xx/xx/2017.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and the lender, xx on xx/xx/2017. As per the modified term, the new principal balance is $44,934.68. The monthly P&I is $485.16 with an interest rate of 5.25% beginning on xx/xx/2017 and a maturity date of xx/xx/2027. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Final Truth in Lending Discl. Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Connecticut license validation test."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. The current UPB is $XXK."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx. Notary's signature date on the mortgage is xx. Note date is xx."	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7019835	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,660.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$207.81	9.990%	360	xx	xx	Conventional	Fixed	Purchase	98.750%	98.750%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	32.347%	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$101.72	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx
The annual county taxes for 2024 were paid in the amount of $2,660.18 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $101.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $101.72 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $10,208.83. PH shows a bulk payment xx/xx/2023 in the amount of $549.64, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. As per the comments dated xx/xx/2023, these are the borrower's payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx.
The loan was modified on xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
The borrower filed for bankruptcy under Chapter 13 with the case #xx on xx. The bankruptcy was dismissed on xx.
No foreclosure activity has been found.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $15,737.00, and the value of the collateral is $121,400.00. The unsecured portion is $0.00. The POC was filed by the creditor xx on xx, with the secured claim amount of $15,751.93 and the arrearage amount of $1,250.64. The approved chapter 13 (Doc #2) plan was filed on xx/xx/2019 and confirmed on xx/xx/2020. The borrower has promised to make monthly mortgage payments of $44.00 to the trustee under the Chapter 13 plan. The bankruptcy was dismissed on xx.	The modification agreement was made between the borrowers Michael Hunter and Lasheita Hunter and the lender xx on xx. As per the modified term, the new principal balance is $17,714.12. The monthly P&I is $101.72 with an interest rate of 4.000% beginning on xx/xx/2013 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has forgiven principal in the amount of $5,612.39.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85259802	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	Second	$0.00	$2,619.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$227.48	10.375%	180	xx	xx	Conventional	Fixed	Purchase	94.157%	94.157%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	638	658	33.543%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$105.81	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The annual combined taxes for 2024 were paid in the amount of $2,619.23 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $105.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $105.81 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $10,280.40.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2014. As per the modified term, the new principal balance is $17,974.79. The monthly P&I is $105.81 with an interest rate of 4.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2020. As per the modification agreement, the lender has forgiven principal in the amount of $3,449.29. The forgiven amount exceeds 2% of the modified principal balance. There is no deferred balance. The loan has been modified two times since origination.	Good Faith Estimate Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl X) "Final GFE is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2005. Notary's signature date on the mortgage is xx/xx/2005. Note date is xx/xx/2005."	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33099456	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$8,618.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$215.30	8.500%	180	xx	xx	Conventional	Fixed	Purchase	87.179%	87.179%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$150.67	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior open end mortgage against the subject property, which was originated on xx.
There is one civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2012 in the amount of $XXXX
There is one civil judgment against the borrower in favor of xx., which was recorded on xx/xx/2013 in the total amount of xx. The SSN is not mentioned on supportive documents.
There is a hospital lien against the borrower in favor of xx, which was recorded on xx/xx/2012 in the amount of $XXXX. The SSN is not mentioned on supportive documents.
There is a code enforcement lien for malfunctioning sewage disposal against the subject property in favor of the xx, which was recorded on xx/xx/2016.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $8,618.72 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $150.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $150.67 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $16,619.82.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $16,619.82.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender xx, on xx/xx/2010. As per the modified term, the new principal balance is $26,838.74. The monthly P&I is $150.67 with an interest rate of 5.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2020. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	HUD-1 Closing Statement	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x reflects points and fees that are handwritten."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Connecticut license validation test due to the first mortgage lender licenses and secondary mortgage lender licenses in existence on June XXth, XXXX shall be deemed on and after July Xst, XXXX, to be a mortgage lender license."
																																																																																								* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77114226	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$294.52	9.990%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	52.492%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$271.88	5.900%	$205.77	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are six active mortgages against the subject property, which were recorded prior to the subject mortgage.
The first mortgage was originated on xx.
The second mortgage was originated on xx.
The third mortgage was originated on xx.
The fourth mortgage was originated xx.
The fifth mortgage was originated on xx.
And the sixth mortgage was originated on xx.
The first installment of combined taxes for 2024 is exempt.
The second installment of combined taxes for 2024 has not yet been posted.
The annual water taxes for 2025 are due in the amount of $60.86 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $205.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $205.77 with an interest rate of 5.900%. The current UPB reflected as per the payment history is $18,714.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB is $18,714.08.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is $32,658.58. The monthly P&I is $205.77 with an interest rate of 5.900% beginning on xx/xx/2009 and a maturity date of xx/xx/2020. The deferred amount is $271.88. There is no principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88134213	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,302.71	XX/XX/XXXX	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	7.500%	300	xx	xx	HELOC	Fixed	Refinance	89.552%	89.552%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$430.16	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx.
There is a civil judgment against the borrower in favor of ‘xx.
There is an IRS lien against xx, in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx. The SSN # of the defendant does not match the SSN # of the borrower.
There is a state tax lien against the borrower, xx, in favor of the xx, which was recorded on xx/xx/2020 in the amount of $XXXX
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $4,302.71 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $430.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $430.16 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2010.
As per the document located at “xx,” the notice of default was filed on xx/xx/2016. No further detail has been found.
According to the PACER, the borrower, xx, filed bankruptcy under xx with the case #xx on xx. The BK was terminated on xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the document located at “xx,” the notice of default was filed onxx. No further detail has been found. According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was terminated on xx.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $105,000.00, and the value of the collateral is $297,504.00. The unsecured portion is $0.00. The POC was filed by the creditor,xx, on xx, with the secured claim amount of $91,688.07 and the arrearage amount of $31,559.35. The amended Chapter 13 plan was filed on xx/xx/2018 and was confirmed on xx/xx/2018. The debtor promises to pay $766.39 for 1 month, then $812.46 for 1 month, then $814.00 for 6 months, then $727.24 for 52 months to the trustee under the Chapter 13 plan. The plan reflects an arrearage for the subject loan in the amount of $31,559.35, and the trustee has committed to pay $618.81 for 51 months toward the arrearage. As per the trustee’s final report dated xx/xx/2022, the arrearage has been paid in the amount of $31,559.35. There is no comment indicating a cramdown. The BK was terminated on xx.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $79,894.51. The monthly P&I is $430.16 with an interest rate of 3.00% beginning on xx/xx/2010 and a maturity date of xx/xx/2031. There is no deferred balance and principal forgiven amount. The loan was modified once since the origination.	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82783742	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,939.07	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,043.39	10.550%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	645	645	40.315%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$343.79	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
There are 4 state tax liens against the borrower in favor of the xx, which were recorded on different dates in the amount of $XXXX
There is an active municipal lien against the subject property in favor of xx, which was recorded on xx/xx/2015 in the amount of $XXXX
There are 3 IRS liens against the borrower in favor of xx, which were recorded on different dates in the total amount of $XXXX
The annual county taxes for 2025 have been paid in the amount of $1,163.51 on xx/xx/2025.
The annual town taxes for 2025 have been paid in the amount of $736.77 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $343.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $343.79 with an interest rate of 2.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx.
The loan was modified on xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is xx, out of which xx is interest-bearing. The monthly P&I is $343.79 with an interest rate of 2.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2041. As per the modification agreement, the lender has forgiven principal in the amount of xx. The forgiven amount exceeds 2% of the modified principal balance. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67377039	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New Jersey	xx	xx	Yes	No	Not Applicable	Other	$0.00	$10,288.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,377.82	10.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$608.65	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
There is an active ECB lien against the subject property in favor xx.
There are 7 civil judgments against the borrower in favor of different plaintiffs, xx.
There is a state tax lien against the borrower in favor of xx.
There is a hospital lien against the borrower in favor of xx.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2025 were paid in the total amount of $10,288.52 on different dates.
The 1st installment of other taxes for 2025-2026 was due in the amount of $13.00 on xx/xx/2025.
The annual utilities charges for 2025 have been delinquent in the amount of $295.07, which was good through xx/xx/2025.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $608.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $608.65 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $61,791.77.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $61,791.77.
As per servicing comments dated xx/xx/2023, the subject property has been occupied by the owner.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2012. As per the modified term, the new principal balance is $109,716.23. The monthly P&I is $608.65 with an interest rate of 4.000% beginning on xx/xx/2013 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has forgiven principal in the amount of xx. The loan has been modified three times since origination.

HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan file. CE was tested using itemization in the file."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30573618	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,179.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$941.76	9.500%	180	xx	xx	Conventional	Fixed	Purchase	99.644%	99.644%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	674	630	50.119%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$468.29	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the amount of $9,179.94.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $468.29, which was applied for the due date of xx/xx/2025. The current P&I is $468.29 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $65,586.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is $65,586.43.
The loan was originated on xx/xx/2020.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and the lender xx, on xx. As per the modified term, the new principal balance is $79,550.10. The monthly P&I is $468.29 with an interest rate of 4.00% beginning on xx/xx/2020 and a maturity date of xx/xx/2041. There is no deferred balance and principal forgiven amount. The loan was modified twice since origination.	HUD-1 Closing Statement	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD missing. File missing final HUD. CE was tested using the TIL itemization in the file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34157026	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	South Dakota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,596.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$38.52	5.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx.
There is a junior mortgage against the subject property that was originated on xx.
The first installment of combined taxes for 2024 has been paid in the amount of $1,308.08 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $1,288.48 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $38.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $38.52 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $6,759.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as ofxx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is $6,759.47.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $X,XXX.XX. Calculated finance charge is $X,XXX.XX for an under disclosed amount of -$X,XXX.XX. The subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired.

TRID total of payment disclosed on final CD as $X,XXX.XX. Calculated total of payments is $XX,XXX.XX for an under disclosed amount of -$X,XXX.XX. The disclosed total of payments of $X,XXX.XX is not considered accurate because it is understated by more than $XXX. The subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete due to initial LE is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing Initial LE (Lvl X)     "Initial LE is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78005250	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,417.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$56.37	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	674	697	28.012%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2005, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The annual installment of county taxes for 2024 has been paid in the amount of $2,417.98 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $56.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $56.37 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date isxx. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.66 years on the job as a xx.
BWR2 has 3.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final closing disclosure is missing from the loan documents."	* Missing Initial Closing Disclosure (Lvl X) "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35650968	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,176.46	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$43.21	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	686	770	47.257%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,176.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as ofxx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $43.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $43.21 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $7,529.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the property is owner-occupied.
BWR1 has 8 years on the job as  xx.  BWR2 has 8.41 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* Document(s) Required by AUS Missing from Loan file (Lvl X) "AUS report is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrowers intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "Settlement services provider list is missing from loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72855503	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,470.45	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$45.28	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.688%	101.688%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	663	690	52.063%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
There is an active UCC lien against the subject property in favor of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,470.45 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of $45.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $45.28 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the occupancy of the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.66 years on the job as xx.   BWR2 has 1.58 years on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl X) "Final application signed by the borrower is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "A review of the loan documents shows that income documents are missing, and as a result, ATR could not be determined. XXXX and AUS are available in the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a business analyst with XXXX. BWRX has X.XX years on the job as an optician with Warby Parker."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing in loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "Settlement service providers list is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2021. Notary's signature date on the mortgage is xx/xx/2021. Note date is xx/xx/2021."	Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26212876	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,455.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$98.17	5.375%	120	xx	xx	Conventional	Fixed	Purchase	3.500%	3.500%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property, which was originated on xx.
The annual installment of county taxes for 2024 has been paid in the amount of $1,455.24 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $98.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $98.17 with an interest rate of 5.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as xx. BWR2 has 5.5 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance is incomplete due to initial CD is missing from loan documents."
																																																																																								* Missing Initial Closing Disclosure (Lvl X) "Initial CD is missing from loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8166551	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	Second	$0.00	$2,544.38	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$61.82	5.000%	360	xx	xx	Conventional	Fixed	Purchase	101.688%	101.688%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	657	655	8.621%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx.
There is a UCC lien against the subject property in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $2,544.38 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx, the borrower is current with the loan, and the next due date is xx. We are unable to determine the last payment received. The current P&I is $61.82 with an interest rate of 5.500%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB is xx.
Unable to determine RFD.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 1 year on the job as xx. Previously, BWR had multiple jobs in the last two years.
BWR2 has 4 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* LTV / CLTV > XXX% (Lvl X) "Collateral value used for underwriting is $XXXX. Amount of secondary lien is $XXXX. Loan amount is $XXXX. LTV is X.XXX% and CLTV is XXX.XXX%. Current UPB is $X,XXX.XX."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl X) "Hazard insurance certificate is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81886069	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,983.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	8.750%	120	xx	xx	HELOC	Fixed	Refinance	44.000%	44.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.375%	$790.27	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was originated on xx.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $5,983.80 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $790.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $790.27 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx.
The loan was modified on xx.
Unable to determine the reason for the default.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $790.27 with an interest rate of 5.375% beginning on xx/xx/2017 and a maturity date of xx/xx/2026. As per the modification agreement, the lender has forgiven principal in the amount of xx.	Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Connecticut license validation test As of July X, XXXX the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July Xst, XXXX."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The right of rescission is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88228335	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,247.59	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$287.15	5.250%	360	xx	xx	HELOC	Revolving	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, originated on xx.
The annual county taxes for 2024 have been paid in the amount of $1,197.69 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of $100.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $100.00 with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24944260	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,434.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$571.90	9.850%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.210%	$384.97	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
There is a junior civil judgment against the borrower, xx, in favor of xx.
The first and second combined installments of county taxes for 2025 have been paid in the total amount of $6,434.84.
No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $384.97, which was applied for the due date of xx/xx/2025. The current P&I is $384.97 with an interest rate of 4.210%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the seller’s tape data, the subject property is owner-occupied.
The loan was modified on xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $384.97 with an interest rate of 4.210% beginning on xx/xx/2015 and a maturity date of xx/xx/2035. There is no deferred balance, and the principal forgiven amount is xx. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82228022	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,986.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$136.05	9.975%	300	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$92.12	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $1,986 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of $101.00 (PITI), which was applied for the due date of xx. The current P&I is $92.12 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. The BK was discharged on xx and terminated on xx.
The loan was not modified on xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $14,364.00, and the value of the collateral is $77,000.00. The unsecured portion is $5,364.00. For the prior mortgage, the amount of the claim without deducting the value of the collateral is $68,000.00, and the unsecured portion is $0.00. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrower, xx, on xx/xx/2015. As per the modified term, the new principal balance is $13,153.49. The monthly P&I is $92.12 with an interest rate of 5.000% beginning on xx/xx/2015 and a maturity date of xx/xx/2033. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan file. A XXXX search shows an estimated value of $XXXX. Current UPB $XK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33119557	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,743.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$503.30	12.875%	300	xx	xx	Conventional	Fixed	Cash Out	96.501%	96.501%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	41.979%	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$279.07	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,371.95 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,371.95 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of $279.07, which was applied for the due date of xx/xx/2025. The current P&I is $279.07 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $15,775.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $15,775.30.
As per tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2010.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx., and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is $42,995.85. The monthly P&I is $279.07 with an interest rate of 5.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2030. There is no deferred balance and principal forgiven in the amount $533.99. The loan has been modified twice since origination.	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated amount at $XXXX. The current UPB is $xxK."	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2005. The notary's signature date on the mortgage/deed of trust is xx/xx/2005. Note date is xx/xx/2005."	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19463828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,776.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$229.92	8.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.008%	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$169.07	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx.
The 1st installment of county taxes for 2024 has been paid in the amount of $1,515.52 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $1,261.88 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $169.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $169.07 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2011.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2011. As per the modified term, the new principal balance is $28,676.83. The monthly P&I is $169.07 with an interest rate of 5.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has written off the amount of $679.94. The loan has been modified once since origination.	Credit Report HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65726333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,281.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	2.990%	120	xx	xx	HELOC	ARM	Refinance	70.805%	70.805%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.750%	$234.27	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the property that originated on xx.
There are five junior civil judgments against the borrower in favor of different plaintiffs, xx.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2024 have been paid in the total amount of $1,281.88 on different dates.
The annual installment of county taxes for 2025 is due in the amount of $301.24 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $234.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $234.27 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $39,101.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $39,101.12.
As per the collection comments dated xx/xx/2024, the subject property is owner-occupied.
Unable to determine the reason for the default of the borrower.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has matured. The subject mortgage was originated on xx/xx/2007 with the maturity date of xx/xx/2017, which has passed. The unrecorded copy of the loan adjustment agreement as a modification agreement dated xx/xx/2016 is available in the loan file, which shows that the maturity date has been extended till xx/xx/2046. The current UPB in the latest payment history is $39,101.12.	ARM Rider Credit Report Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing credit report (Lvl X) "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl X) "ARM rider is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32375006	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$11,759.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.250%	119	xx	xx	HELOC	ARM	Refinance	83.885%	83.885%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.500%	$1,498.40	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The first, second, third, and fourth installments of combined taxes for 2023 have been paid in the amount of $11,759.00.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,498.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,498.40 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $39,243.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $39,243.09.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $131,039.48. The monthly P&I is $1,498.40 with an interest rate of 5.500% beginning on xx/xx/2018 and a maturity date of xx/xx/2027. There is no deferred balance and principal forgiven amount.	Credit Report Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Connecticut license validation test."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The right of rescission is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93187102	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$16,567.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$660.83	8.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	733	Not Applicable	39.602%	Second	Final policy	XXXX	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
There is one active credit card judgment against the borrower in favor of xx.
The 1st and 2nd installments of combined taxes for 2024/2025 were paid in the total amount of $16,567.54 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $496.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $496.58 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $43,836.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $43,836.57.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is $80,828.90. The monthly P&I is $461.98 with an interest rate of 5.000%, beginning on xx/xx/2009 and a maturity date of xx/xx/2035. There is no deferred balance and principal forgiven amount.	Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing. CE was tested using the fee itemization in the file."	* Good Faith Estimate missing or unexecuted (Lvl X) "The final good faith estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62246764	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,904.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$647.49	11.749%	240	xx	xx	Conventional	Fixed	Cash Out	100.375%	100.375%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.460%	$251.02	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
There are 06 credit card judgments against the borrower in favor of different plaintiffs, xx.
The annual county taxes for 2024 were paid in the amount of $2,904.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $251.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $251.02 with an interest rate of 3.460%. The current UPB reflected as per the payment history is $45,358.62.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $251.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $251.02 with an interest rate of 3.460%. The current UPB reflected as per the payment history is $45,358.62.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2016. As per the modified term, the new principal balance is $56,178.91. The monthly P&I is $251.02 with an interest rate of 3.460% beginning on xx/xx/2016 and a maturity date of xx/xx/2046. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* LTV / CLTV > XXX% (Lvl X) "Collateral value used for underwriting is $XXXX. Amount of superior lien is $XXXX. Loan amount is $XXXX. LTV is XX.XXX% and CLTV is XXX.XXX%. Current UPB is $XXK."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16303047	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,295.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$652.56	7.875%	180	xx	xx	Conventional	Fixed	Cash Out	30.000%	30.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	29.459%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$457.97	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage origination against the subject property, which was originated on xx.
The first and second annual installments of combined taxes for 2024 have been paid in the amount of $3,295.00 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $457.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $457.97 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $46,755.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $46,755.79.
As per the comments dated xx/xx/2023, reflect that the RFD is a payment dispute.
As per the collection comments dated xx/xx/2024, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $77,199.92. The monthly P&I is $457.97 with an interest rate of 4.000% beginning on xx/xx/2015 and a maturity date of xx/xx/2020. The forgiven amount is $3,907.96, and there is no deferred balance. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl X) "ROR transaction date not consistent with note and/or HUD."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69370056	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,854.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$742.89	9.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.980%	$522.28	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a junior mortgage against the subject property originated on xx.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2025 have been paid in the total amount of $6,854.64 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $522.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $522.28 with an interest rate of 4.980%. The current UPB reflected as per the payment history is $49,811.09.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $49,811.09.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2014.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2014. As per the modified term, the new principal balance is $80,976.00. The monthly P&I is $522.28 with an interest rate of 4.980% beginning on xx/xx/2015 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has written off the amount of $1,920.75.	HUD-1 Closing Statement	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "The points and fees on the final HUD-x are handwritten."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61095060	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,639.99	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$84.93	8.000%	120	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	49.499%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is one junior mortgage against the subject property in favor of XXXX as nominee for xx, which was originated on xx and recorded on xx in the amount of xx. The amount of the junior mortgage is greater than the subject mortgage amount.
The first and second installments of county taxes for 2024 have been paid in the amount of $2,639.99 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $84.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $84.93 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $4,738.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $4,738.25.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.16 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73340387	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,904.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$326.07	10.050%	180	xx	xx	Conventional	Fixed	Cash Out	90.321%	90.321%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	45.686%	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.889%	$150.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
There are two credit card judgments against the borrower in favor of xx.
The first installment of county taxes for 2024 has been paid in the amount of $952.00 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $952.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $150.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $150.00 with an interest rate of 3.889%. The current UPB reflected as per the payment history is $26,594.08.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $26,594.08.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. The BK is still active.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $30,000.00, and the value of the collateral is $196,100.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx/xx/2021, with the secured claim amount of $29,579.20 and the arrearage amount of $0.00. The Chapter 13 plan filed on xx/xx/2021 was confirmed on xx/xx/2021. The debtor will pay $200.00 per month for 48 months. There is no comment indicating a cramdown. The BK is still active.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $31,844.04. The monthly P&I is $150.00 with an interest rate of 3.889% beginning on xx/xx/2017 and a maturity date of xx/xx/2047. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed the interest rate test, as the interest rate of XX.XXX% charged on the loan exceeds the threshold of XX.XXX%, and it is over by +X.XXX%."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51653968	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,906.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$363.88	$568.88	10.250%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	691	41.874%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$323.24	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was originated on xx.
The first & second installments of county taxes for 2025 have been paid in the amount of $1,906.24.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $323.24, which was applied for the due date of xx/xx/2025. The current P&I is $323.24 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $17,532.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $17,532.54.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers,xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $30,475.44. The monthly P&I is $323.24 with an interest rate of 5.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2030. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46328703	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,402.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$138.05	2.000%	360	xx	xx	Conventional	Fixed	Refinance	87.661%	87.661%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	49.459%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The subject mortgage is a part of the xx. The subject mortgage was consolidated with the mortgage dated xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of $4,402.84.
The annual installment of utility taxes for 2025 has been delinquent in the amount of $211.43, good through xx/xx/2025.
The annual installment of utilities/MUD taxes for 2025 is due in the amount of $1.02 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $138.05, which was applied for the due date of xx/xx/2025. The current P&I is $138.05 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $19,733.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $19,733.51.
Unable to determine RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects closing date as xx/xx/2008. Notary's signature date on the mortgage is xx/xx/2008. Note date is xx/xx/2008."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84319490	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,390.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$400.89	13.500%	180	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	37.458%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.125%	$198.86	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2006. The prior mortgage was originated xx.
The first, second, third, and fourth installments of county taxes for 2025 have been paid in the total amount of $2,390.82 on different dates.
  The annual installment of utility/MUD taxes for 2025 has been delinquent in the amount of $132.34, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $198.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $198.86 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $20,678.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $20,678.11.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, RFD is unemployment.
As per the comments dated xx/xx/2024, the current occupancy is owner-occupied.
The modification agreement was made between the borrower, xx, and the lender, xx, on xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $33,899.53. The monthly P&I is $198.86 with an interest rate of 4.125% beginning on xx/xx/2015 and a maturity date of xx/xx/2021. There is no deferred balance, and the principal forgiven amount is $60.00.		xx	3: Curable		* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at “x “ shows that the original note has been misplaced, destroyed or lost. And the duplicate copy of the note is available in the loan file located at “x.”"			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14490805	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,679.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$257.50	2.000%	360	xx	xx	Conventional	Fixed	Refinance	102.230%	102.230%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	46.169%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property xx.
There is a partial claim mortgage against the subject property originated xx.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $2,679.64.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $257.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $257.50 with an interest rate of 2.00%. The current UPB reflected as per the payment history is $35,364.04.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $35,364.04.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl X) "Final GFE is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. The current UPB is $XXK."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92597044	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,806.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,290.97	11.990%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	661	632	35.642%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.500%	$678.71	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, which was originated xx.
The first, second, third, and fourth installments of combined taxes for 2025 were paid in the amount of $7,806.24.
The annual utility charges for 2025 have been delinquent in the amount of $622.20, which is due on xx/xx/2025 and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $678.71, which was applied for the due date of xx/xx/2025. The current P&I is $678.71 with an interest rate of 3.50%. The current UPB reflected as per the payment history is $78,365.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $78,365.18.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
The loan was modified on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $131,823.32. The monthly P&I is $678.71 with an interest rate of 3.50% beginning on xx/xx/2013 and a maturity date of xx/xx/2037. There is no deferred balance, and the write-off amount is $180.67. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64766303	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	No	Not Applicable	Second	$0.00	$19,766.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$254.02	5.250%	360	xx	xx	Conventional	ARM	Cash Out	81.218%	81.218%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	40.171%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$155.67	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property that was originated xx. The first and second installments of town taxes for 2025 were paid in the amount of $6,459.44. The third installment of town taxes for 2023 is due on xx/xx/2025 in the amount of $3,423.64. The annual utilities/MUD charges for 2025 were paid in the amount of $409.52. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $184.86, which was applied for the due date of xx/xx/2025. The current P&I is $184.86 with an interest rate of 3.875%. The current UPB is $20,693.42.
Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $20,693.42. As per the comment dated xx/xx/2023, the RFD was unemployment. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. The loan was modified on xx/xx/2012.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a step rate modification. The loan was modified between the borrower and lender on xx/xx/2012. As per this modification agreement, the new principal balance is $37,569.34, and the borrower promised to pay principal and interest in the amount of $155.67 at a rate of 2.000% beginning on xx/xx/2012. According to this agreement, the new maturity date will be xx/xx/2038. There is no deferred or forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "The initial XXXX signed by the loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2005. The notary's signature date on the mortgage/deed of trust is xx/xx/2005. Note the date is xx/xx/2005."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38680654	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$19.20	$2,982.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$311.21	9.125%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	Unavailable	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$216.44	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property that originated xx.
There are 2 UCC liens against the subject property in favor of xx.
There is a credit card judgment against the borrower in favor of xx.
The 1st and 2nd installments of county taxes for 2025 were paid in the amount of $2,982.68 on xx/xx/2024 and xx/xx/2024.
The annual utility taxes for 2025 are due in the amount of $43.76 on xx/xx/2025.
The annual county taxes for 2022 are delinquent in the amount of $19.20 and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $216.44, which was applied for the due date of xx/xx/2025. The current P&I is $216.44 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $20,914.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $20,914.87.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
The loan was modified on xx/xx/2011.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $36,456.44. The monthly P&I is $216.44 with an interest rate of 5.00% beginning on xx/xx/2011 and a maturity date of xx/xx/2020. There is no deferred balance, and the forgiven amount is $600.86. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36274278	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,862.95	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.05	10.990%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Commitment	Unavailable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.750%	$151.11	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,862.95 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $151.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $151.11 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $21,052.22.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $21,052.22.
As per the seller’s tape data, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $32,728.48. The monthly P&I is $151.11 with an interest rate of 3.750% beginning on xx/xx/2012 and a maturity date of xx/xx/2020. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value at $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5391054	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,713.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$601.09	10.875%	180	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$360.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
There is an active junior mortgage against the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $6,713.36 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $360.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $360.08 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $34,456.37.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $34,456.37.
The loan was modified on xx/xx/2015.
As per the seller’s tape data, the occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $62,207.33, and the interest-bearing amount is $61,020.06. The monthly P&I is $360.08 with an interest rate of 5.00% beginning on xx/xx/2010 and a maturity date of xx/xx/2020. As per the modification agreement, the lender has forgiven principal in the amount of $1,127.17.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "The loan failed the state regulations for the prohibited fees test.
The following fee was included in the test:
Settlement / Closing / Escrow Fee paid by Borrower: $xxx.xx."	* GSE Points and Fees Test Violations (Lvl X) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68175227	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$3,882.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$582.22	9.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	78.584%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.400%	$407.55	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. The prior mortgage was originated xx. The first and second installments of county taxes for 2024/2025 have been paid in the amount of $3,882.60 on xx/xx/2024 & xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $407.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $407.55 with an interest rate of 5.400%. The current UPB reflected as per the payment history is $36,211.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $36,211.49. No details pertaining to the damage to the subject property have been observed. The loan was modified on xx/xx/2010. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers,xx, and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is $67,540.27. The monthly P&I is $407.55 with an interest rate of 5.400% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. There is no deferred balance and principal forgiven amount.	Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. CE tested with itemization document."	* Good Faith Estimate missing or unexecuted (Lvl X) "The final good faith estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "Prepayment rider missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36842999	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,706.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$714.11	10.750%	180	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Unavailable	XX/XX/XXXX	XXXX	Not Applicable	4.911%	$400.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of $5,706.86 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $400.00 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $400.00 with an interest rate of 4.910%. The current UPB reflected as per the payment history is $43,901.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $43,901.27.
The loan has been modified xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $400.00 with an interest rate of 4.911% beginning on xx/xx/2012 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Application Missing (Lvl X) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56142244	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$10,642.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$823.27	10.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.500%	$712.47	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx with instrument xx. The prior mortgage was originated on xx and recorded on xx with instrument # xx in the amount of xx with xx.
The 3rd and 4th installments of 2024 taxes for the town have been paid in the amount of $5,372.96.
The 1st and 2nd installments of 2025 taxes for the town have been paid in the amount of $5,269.06.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $712.47, which was applied for the due date of xx/xx/2025. The current P&I is $712.47 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $133,645.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $133,645.34.
As per the collection comment dated xx/xx/2023, the reason for default is unemployment.
The loan was modified on xx/xx/2021.
As per the seller's tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, there was a fraudulent activity at the bank. No further details have been found.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $203,137.06. The monthly P&I is $712.47 with an interest rate of 5.50% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. The principal forgiven amount is $65,000.00, and there is no deferred balance. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the state of New Jersey, which has unlimited assignee liability for State high cost, and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "As per the comment dated xx/xx/xxxx, there was fraudulent activity in the bank account. No further details have been found."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of $XXXX. The current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55779402	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,654.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$95.35	6.500%	120	xx	xx	Conventional	Fixed	Purchase	100.500%	100.500%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,564.29 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $95.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $95.35 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $4,565.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $4,565.53.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.41 years on the job as a closing specialist at xx
BWR2 has 3.66 years on the job as an IT desktop support at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and Recording fee at $XX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and Recording fee at $XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Higher Price Mortgage Loan (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is a second lien. First lien is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37303242	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$12,479.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	Not Applicable	10.250%	180	xx	xx	HELOC	ARM	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	14.635%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	0.000%	$348.66	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property which was originated xx.
There is a state tax lien against the borrower in favor of “xx.
  There are two child support liens against the borrower in favor of different plaintiffs, xx.
  The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $12,479.52 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $348.66, which was applied for the due date of xx/xx/2025. The current P&I is $348.66. The current UPB is $71,524.00.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $71,524.00.
As per seller’s tape data, the subject property is owner-occupied.
No details have been found regarding foreclosure.
No details have been found regarding damage.
According to the PACER, the borrowers xx filed for bankruptcy under Chapter 7 with the case# xx on xx. The bankruptcy was discharged on xx and terminated on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx filed for bankruptcy under Chapter- 7 with the case#xx on xx. As per voluntary petition schedule D (Doc#1) the amount of claim without deducting the value of the collateral is $109,848.04 and the value of the collateral is $311,000.00. The claim of prior mortgage is $338,839.81 and the unsecured portion is $27,839.81. The unsecured portion for the subject mortgage is $109,848.04. The bankruptcy was discharged on xx/xx/2011 and terminated onxx.	The modification agreement was made between the borrower xx and the lender, xx on xx. As per the modified term, the new principal balance is $104,598.04. The monthly P&I is $348.66 with an interest rate of 0.0% beginning on xx/xx/2017 and a maturity date of xx/xx/2042. There is no deferred balance and principal forgiven amount.	ARM Rider Final Truth in Lending Discl. Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl X) "ARM rider is missing from the loan documents."		Minimal	Not Covered	Not Covered	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85936623	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,658.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$414.58	8.000%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	1.000%	$216.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated xx.
The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of $4,829.30 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $216.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $216.08 with an interest rate of 1.000%. The current UPB reflected as per the payment history is $25,950.10.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $25,950.10.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property has been occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $216.08 with an interest rate of 1.000% beginning on xx/xx/2015 and a maturity date of xx/xx/2036. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Balloon Rider Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the state of New Jersey, which has unlimited assignee liability for state high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81874173	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,339.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$40.09	2.000%	360	xx	xx	Conventional	Fixed	Refinance	96.159%	96.159%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	527	Not Applicable	40.232%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $2,339.30 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $60.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $60.00 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $3,494.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $3,494.33.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed for bankruptcy under Chapter 7 with the case #xx on xx. The bankruptcy was discharged on xx and terminated on xx.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed for bankruptcy under Chapter 7 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $8,940.00, and the value of the collateral is $157,000.00. The unsecured portion is $0.00. The bankruptcy was discharged on xx and terminated on xx.	Not Applicable	Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "The property is located in NM, which has unlimited liability for high-cost loans, and HUD-X/FCD is missing to test the compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD with the estimated HUD-x and itemization is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl X) "The final truth in lending is missing from the loan document."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan document. A XXXX search shows an estimated value of $XXXX. Current UPB $XK."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93196492	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,166.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$262.34	10.500%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	49.845%	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$66.61	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,166.29 on xx/xx/2024.
The annual installment of school taxes for 2024 has been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $66.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $66.61 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $10,053.61.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $10,053.61.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is $18,020.66. The monthly P&I is $66.61 with an interest rate of 2.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2039.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the state regulations for the prohibited fees test. The below fee was included in the test: Underwriting Fee paid by Borrower: $XXX.XX."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2003. The notary's signature date on the mortgage/deed of trust is xx/xx/2003. Note date is xx/xx/2003."	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32743626	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,883.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$263.53	11.125%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	39.972%	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$112.39	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property in favor xx.
There is an IRS lien against the borrower in favor of xx.
There is a XXXXs lien found against the borrower in favor of xx.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $2,883.96 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $112.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $112.39 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $11,252.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $11,252.32.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
As per the PACER, the borrower had filed bankruptcy under Chapter 7 on xx with case #xx. The BK was dismissed on xx and terminated on xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:As per the PACER, the borrower, xx, had filed bankruptcy under Chapter 7 on xx with case #xx. The BK was dismissed on xx and terminated on xx. Further details not provided.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $21,000.59. The monthly P&I is $112.39 with an interest rate of 4.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2035. The lender has forgiven principal in the amount of $6,171.11.	Right of Rescission	xx	2: Acceptable with Warnings			* Right of Rescission missing or unexecuted (Lvl X) "The ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68012017	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,031.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$209.94	11.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$124.25	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The annual installment of county taxes for 2024 has been paid in the amount of $2,031.78 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $124.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $124.25 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $12,016.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,016.46.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $21,432.04, and the principal forgiven amount is $458.47. The monthly P&I is $124.25 with an interest rate of 5.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2035. There is no deferred balance. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4014910	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,262.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$277.48	9.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	27.425%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$139.62	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a prior mortgage against the property originated xx.
There is a hospital lien against the borrower in favor of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,631.47 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,630.29 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $139.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $139.62 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $12,787.13.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,787.13.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2013.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2013. As per the modified term, the new principal balance is $24,602.91. The monthly P&I is $139.62 with an interest rate of 4.000% beginning on xx/xx/2013 and a maturity date of xx/xx/2035. As per the modification agreement, the lender has written off the amount of $6,901.22. The loan has been modified twice since origination.	Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Prepayment Rider Missing (Lvl X) "Prepayment rider missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58915457	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	Second	$0.00	$3,949.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$249.77	5.500%	96	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, which was recorded xx.
There is an IRS lien against the borrower in favor xx.
 The first installment of county taxes for 2024/2025 has been paid in the amount of $1,974.80 on xx/xx/2024.
The second installment of county taxes for 2024/2025 has been paid in the amount of $1,974.76 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $249.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $249.77 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $2,373.78.
Borrower has made the payment for the due date xx/xx/2023 twice, which was applied on xx/xx/2023 and xx/xx/2023.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $2,373.78.
As per the seller’s tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR employment details are not available. The credit-related documents are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final CD is missing from the loan documents."
* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $xxxK. The current UPB is $x,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "ATR could not be determined as XXXX, AUS, loan approval and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement Service Providers List is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14277600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,617.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$235.19	10.000%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	43.295%	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$129.09	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active prior mortgage against the subject property originated xx. There is an active junior mortgage against the subject property, originated xx. The annual combined taxes for 2025 have been paid in the amount of $3,617.16 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $129.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $129.09 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $15,645.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $15,645.31. As per the seller’s tape data, the subject property is owner-occupied. As per the seller’s tape data, the loan was modified. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D shows the claim amount of the first mortgage is $107,495.00 and the claim of the subject mortgage is $25,186.00. The value of collateral is $127,200.00. Therefore, the unsecured portion is $5,481.00. The POC was filed by the creditor, xx, on xx/xx/2013, with the secured claim amount of $25,043.66 and the arrearage amount of $0.00. The Chapter 13 plan filed on xx/xx/2013 was confirmed on xx/xx/2017. There is no comment indicating a cram down. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2019.	The modification agreement was made between the borrower, xx, and the lender, xx, as attorney in fact for xx, on xx. As per the modified term, the new principal balance is $19,560.60. The monthly P&I is $129.09 with an interest rate of 5.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2041. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Balloon Rider Good Faith Estimate Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68380900	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,643.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$68.76	5.625%	120	xx	xx	Conventional	Fixed	Purchase	100.500%	100.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	739	Not Applicable	43.355%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property originated xx.
The annual combined taxes for 2024 have been paid in the amount of $1,643.96 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $68.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $68.76 with an interest rate of 5.630%. The current UPB reflected as per the payment history is $4,387.99.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $4,387.99.
Unable to determine the reason for the default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has less than a month on the job as a distribution operator at xx. BWR had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. The subject loan is purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is a second lien. First lien is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72345386	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,397.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$89.01	5.625%	120	xx	xx	Conventional	Fixed	Purchase	100.500%	100.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	810	Not Applicable	40.439%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property originated xx.
There are two prior state tax liens against the borrower, xx, in favor of xx.
The first and second installments of town taxes for 2025 have been paid in the total amount of $3,198.72 on xx/xx/2025 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $89.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $89.01 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $5,617.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $5,617.46.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 2.66 years on the job as an office manager with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance	xx	2: Acceptable with Warnings	* Homeownership Counselling Disclosure is missing. (Lvl X) "Homeownership counseling disclosure is missing from loan documents."
* Missing flood cert (Lvl X)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "The hazard insurance certificate is missing from the loan file."
																																																																																								* Missing Required Disclosures (Lvl X) "The settlement service providers list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
546921	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,307.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$99.29	5.625%	120	xx	xx	Conventional	Fixed	Purchase	100.500%	100.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	764	Not Applicable	39.432%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a prior mortgage against the subject property that was originated on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,307.64 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $99.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $99.29 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $6,326.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $6,326.00.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.25 years on the job as a pharmacy service representative at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final closing disclosure is missing from the loan documents."	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "Settlement service providers list is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79301342	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,648.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$109.64	5.625%	120	xx	xx	Conventional	Fixed	Purchase	100.500%	100.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	744	Not Applicable	36.215%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded xx.
The annual installment of county taxes for 2024 has been paid in the amount of $1,866.00 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $782.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $109.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $109.64 with an interest rate of 5.630%. The current UPB reflected as per the payment history is $6,919.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $6,919.27.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.75 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Hazard Insurance Origination Appraisal	xx	3: Curable	* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan documents. The current UPB is $xK."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "ComplianceEase TRID tolerance test is incomplete due to the initial CD missing from the loan documents."
* Missing flood cert (Lvl X)     "The flood insurance certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "The affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45269529	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,352.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$71.46	5.750%	120	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	2.802%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property in favor xx.
The annual installment of county taxes for 2024 has been paid in the amount of $1,352.77 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $71.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $71.46 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $4,641.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is $4,641.54.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Borrower has 1.75 years on the job as xx.
Previously, borrower has been SE. (start date not provided)

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* Homeownership Counselling Disclosure is missing. (Lvl X) "Homeownership counseling disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "The settlement service providers list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8098025	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,010.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$126.48	3.000%	103	xx	xx	Conventional	Fixed	Purchase	147.615%	147.615%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.250%	$65.83	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is one prior mortgage against the subject property originated xx.
There is a junior mortgage against the subject property that originated xx.
There is an active UCC lien against the subject property in the amount of xx in favor of xx, which was recorded on xx.
The first and second installments of combined taxes for 2023 have been paid in the total amount of $1,836.65 on xx/xx/2024 and xx/xx/2024, respectively.
The first installment of combined taxes for 2024 has been paid in the amount of $1,010.16 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $65.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $65.83 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $2,678.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $2,678.09.
The loan was modified on xx/xx/2017.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. The BK was discharged on xx and terminated on xx.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $7,057.00, and the value of the collateral is $179,200.00. The unsecured portion is $0.00. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $7,551.26. The monthly P&I is $65.83 with an interest rate of 4.250% beginning on xx/xx/2017. The maturity date is xx/xx/2028. The rate will change in three steps, which end with 4.250%. There is principal forgiven in the amount of $17,854.74. The loan has been modified thrice since origination.	Balloon Rider Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the DTI provided test, as the debt-to-income ratio was not provided, and the final loan application is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72682661	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$618.21	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$284.31	13.125%	300	xx	xx	Conventional	Fixed	Cash Out	97.596%	97.596%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	572	629	34.620%	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$115.72	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated xx.
There is one UCC lien against the borrower, xx, in favor of xx.
There is one civil judgment against the borrower, xx, in favor of xx, as servicer for xx.
The annual installment of county taxes for 2024 has been paid in the amount of $593.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $115.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $115.72 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $5,901.37	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $5,901.37.
According to the comment dated xx/xx/2023, the reason for default is payment dispute.
According to the comment dated xx/xx/2023, the subject property is owner-occupied.
The loan was modified on xx/xx/2013.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $17,049.96. The monthly P&I is $115.72 with an interest rate of 4.000% beginning on xx/xx/2013 and a maturity date of xx/xx/2030. The lender agrees to forgive the principal balance of $4,880.50. The loan has been modified thrice since the origination.	Missing or error on the Rate Lock	xx	3: Curable	* Occupancy concerns - (Lvl x) "Subject approved as OO. Tape shows subject is NOO. Further details not provided."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14630377	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$3,261.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$441.67	11.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	593	631	Unavailable	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$101.70	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, which was originated xx.
The 1st installment of county taxes for 2024 was paid in the amount of $1,630.57 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $1,630.57 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $101.70, which was applied for the due date of xx/xx/2026. The current P&I is $101.70 with an interest rate of 4.00%. The current UPB reflected as per the payment history is $7,590.22.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $7,590.22.
As per the seller’s tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2014.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender,xx, on xx. As per the modified term, the new principal balance is $23,152.90, out of which $17,364.67 is interest-bearing. The monthly P&I is $101.70 with an interest rate of 4.00% beginning on xx/xx/2014 and a maturity date of xx/xx/2035. There is no deferred balance, and the principal forgiven amount is $6,248.46. The loan has been modified thrice since origination.	Good Faith Estimate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl X) "Final GFE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14704682	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,074.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$171.28	10.990%	180	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	40.365%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$101.04	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
There is a state tax lien against the borrower in favor xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,074.58 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $101.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $101.04 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $9,851.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $9,851.32.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $17,624.40. The monthly P&I is $101.04 with an interest rate of 5.000% beginning on xx/xx/2009 and a maturity date of xx/xx/2020. As per the modification agreement, the lender has forgiven principal in the amount of $254.18. There is no deferred balance. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed the state regulation for the prohibited fees second lien test.
The following fee was included in the test:
Administration Fee paid by Borrower: $XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59654531	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,822.08	XX/XX/XXXX	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$448.00	14.500%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	XX/XX/XXXX	XXXX	Not Applicable	5.750%	$120.02	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property in favor of xx, in the amount of xx, which originated xx.
There is a civil judgment found against the borrower in favor of xx, which was recorded onxx in the amount of xx.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual utilities/MUD charges for 2025 are due in the amount of $206.10 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $120.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $120.02 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $10,752.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $10,752.72.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
According to the updated title report dated xx/xx/2025, the FC was initiated in 2015, and the notice of lis pendens located at xx was filed on xx/xx/2015. The discharge of lis pendens located at xx states that the lis pendens was discharged on xx.
No post-close bankruptcy record has been found.’
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:According to the updated title report dated 06/032025, the FC was initiated in 2015, and the notice of lis pendens located at xx was filed on xx. The discharge of lis pendens located at xx states that the lis pendens was discharged on xx. Further details were not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is $15,601.02. The monthly P&I is $120.02 with an interest rate of 5.750% beginning on xx/xx/2018 and a maturity date of xx/xx/2035.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35121292	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	No	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$242.65	10.990%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	570	Not Applicable	13.053%	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$142.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The annual installment of county taxes for 2024 has been exempt on xx/xx/2024.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $142.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $142.56 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $13,693.05.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $13,693.05.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $24,787.14. The monthly P&I is $142.56 with an interest rate of 5.000% beginning on xx/xx/2009 and a maturity date of xx/xx/2020. The principal forgiven amount is $239.14, and there is no deferred balance.	HUD-1 Closing Statement	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "File missing final HUD. CE was tested using the latest itemization in the file."	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5976042	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,808.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$194.21	6.990%	360	xx	xx	Conventional	ARM	Purchase	89.978%	89.978%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	47.145%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.750%	$121.69	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
There are two IRS liens against the borrower in favor of xx, which were recorded on xx and xx in the total amount of $XXXX. The SSN mentioned on supportive documents is consistent with the co-borrower's SSN. The IRS lien amount of xx is greater than the loan amount of $XXXX
The annual combined taxes for 2024 were paid in the amount of $1306.09 on xx/xx/2025.
The annual school taxes for 2024 were paid in the amount of $4,385.87 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $137.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $137.79 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $15,398.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $15,398.08.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers xx and the lender xx with an effective date of xx, and the new modified unpaid principal balance is $26,863.11. The modified monthly P&I of $121.69 with an interest rate of 2.750% starting on xx/xx/2011, which will be changed in five steps until the new maturity date of xx/xx/2037. The rate will change in five steps, which end with 4.125%. There is no deferred balance and principal forgiven amount.	Credit Report Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20030172	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,691.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,576.97	5.500%	180	xx	xx	Conventional	Fixed	Refinance	153.404%	153.404%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	582	66.511%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.375%	$492.84	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There are 2 active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was originated xx, and the second prior mortgage was originated xx.
The 1st installment of combined taxes for 2024 has been paid in the amount of $1,345.58 on xx/xx/2025.
The 2nd installment of combined taxes for 2024 is due in the amount of $1,345.58 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $528.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $492.84 with an interest rate of 3.380%. The current UPB reflected as per the payment history is $84,157.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $84,157.00.
The loan was modified on xx/xx/2016.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
The borrowers filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was discharged on xx.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $108,719.00, and the value of the collateral is $170,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx/xx/2016, with the secured claim amount of $111,477.57 and the arrearage amount of $0.00. The Chapter 13 plan filed on xx/xx/2016 was confirmed on xx/xx/2016. The borrower has promised to make monthly mortgage payments of $492.84 for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2022.	The modification agreement was made between the borrowers xx and the lender xx on xx. As per the modified term, the new principal balance is $111,477.57. The monthly P&I is $492.84 with an interest rate of 3.375% beginning on xx/xx/2016 and a maturity date of xx/xx/2046. There is no deferred balance and principal forgiven amount.	Good Faith Estimate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Indiana license validation test."
* ComplianceEase State Regulations Test Failed (Lvl X)     "The CE risk indicator is moderate, as the loan is failing the late fees test. Total fees charged are $XX.XX, and $XX.XX is allowed; however, it is overcharged by +$XX.XX."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL as $XX,XXX.XX. The calculated finance charge is $XX,XXX.XX for an undisclosed amount of -$XX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20769052	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$181.22	11.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	43.807%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property that originated xx.
There is a UCC lien against the subject property in favor of xx.
The annual combined taxes for 2024 were paid in the amount of $930.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $100.00, which was applied for the due date of xx/xx/2025. The current P&I is $100.00. The current UPB reflected as per the payment history is $5,679.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $5,679.89.
The borrower filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was discharged on xx.
As per the document located at xx, the P&I and interest rate were changed to $100.00 and 0.00%.
Unable to determine the reason for default.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $18,631.42, and the value of the collateral is $108,300.00. The POC was filed by the creditor, xx, on xx/xx/2008, with the secured claim amount of $22,059.48 and the arrearage amount of $3,428.06. The Chapter 13 plan filed on xx/xx/2009 was confirmed on xx/xx/2009. The borrower has promised to make monthly mortgage payments of $181.22 with interest of 11.50% for 60 months to the trustee under the Chapter 13 plan. The BK was discharged on xx.

The term loan modification agreement was made between the borrower and the lender on xx/xx/2007. As per the mod agreement, the maturity date has been extended up to xx/xx/2035. The rest of the terms of the note and mortgage remain unchanged.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73173132	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,782.01	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$274.43	10.500%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	Unavailable	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	0.000%	$352.07	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is one prior mortgage originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is one civil judgment (writ of fieri facias) against the borrower, xx. The same judgment was renewed and re-recorded on xx/xx/2018 and xx/xx/2024, respectively.
There are three judgments (writ of fieri facias) against xx in the total amount of $XXXX in favor of different plaintiffs, which were recorded and renewed on different dates.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,285.43 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $496.58 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $352.07, which was applied for the due date of xx/xx/2025. The current P&I is $352.07. The current UPB reflected as per the payment history is $13,380.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2021.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. The BK was dismissed on xx and terminated on xx.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, Jose Zapata, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2009. Schedule D of the voluntary petition was not filed by the borrower. The POC was filed by the creditor, xx, on xx/xx/2009, with the secured claim amount of $31,251.75 and the amount of arrearage of $1,862.73. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2009 and terminated on xx/xx/2009.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $28,547.43. The monthly P&I is $352.07 with an interest rate of 0.00% beginning on xx/xx/2020 and a maturity date of xx/xx/2028. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects closing date as xx/xx/2005. Notary's signature date on the mortgage/deed of trust is xx/xx/2005. Note date is xx/xx/2005."	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11179945	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,323.56	XX/XX/XXXX	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.17	7.750%	180	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	38.494%	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.500%	$350.80	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The 1st installment of school taxes for 2024 was paid in the amount of $3,661.78 on xx/xx/2024.
The 2nd installment of combined taxes for 2024 was paid in the amount of $3,661.78 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $350.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $350.80 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $34,956.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $34,956.03.
The loan was modified on xx/xx/2020.
Unable to determine the occupancy of the subject property.
The foreclosure was initiated in 2018 with the loan. The notice of default located at xx was filed by xx on xx/xx/2018 with the case #xx. The notice of rescission located at xx shows the FC case was dismissed on xx. Further detail not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:The foreclosure was initiated in 2018 with the loan. The notice of default located at xx was filed by xx on xx/xx/2018 with the case #xx. The notice of rescission located at xx shows the FC case was dismissed on xx. Further detail not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $45,824.73. The monthly P&I is $350.80 with an interest rate of 4.500% beginning on xx/xx/2020 and a maturity date of xx/xx/2035. There is no deferred balance and principal forgiven amount.	Balloon Rider Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2329818	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,764.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.63	10.625%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	39.133%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$387.02	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx. The annual combined taxes for 2023 have been paid in the amount of $9,764.66 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $387.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $387.02 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $37,544.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $37,544.81.
The loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the property inspection report dated xx/xx/2017 located at xx, the subject property needs repair of peeling paint. No details are available regarding the estimated repair cost.
As per the tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $60,445.98. The monthly P&I is $387.02 with an interest rate of 5.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2020. As per modification agreement, the lender has forgiven principal in the amount of $603.84. There is no deferred balance.	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Appraisal is missing from the loan document. XXXX search shows an estimated value at $XXXX. Current UPB $XXK."
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan failed the Connecticut license validation test."
																																																																																								* GSE Points and Fees Test Violations (Lvl X) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79721039	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,458.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$747.91	8.875%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	690	45.394%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$411.24	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, originated xx.
There are two junior notices of federal tax liens against the borrower in favor xx.
The 1st installment of county taxes for 2024 has been paid in the amount of $3,229.00 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $3,229.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $411.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $411.24 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $41,896.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $41,896.73.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and xx, on xx. As per the modified term, the new principal balance is $70,037.73. The monthly P&I is $411.24 with an interest rate of 4.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2020. There is no deferred balance, and the principal forgiven amount is $13,602.88.	Balloon Rider Initial 1003_Application Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "The balloon rider is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40333520	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$201.14	$8,190.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$951.66	10.250%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$618.60	XX/XX/XXXX	Change of Terms	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2025 were paid in the total amount of $8,190.88 on different dates.
The annual installment of utilities taxes for 2025 is delinquent in the total amount of $201.14, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $618.60, which was applied for the due date of xx/xx/2025. The current P&I is $618.60 with an interest rate of 5.000%. The current UPB reflected as per the payment history, is $46,486.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history, is $46,486.89.
Unable to determine the reason for the default.
The modification agreement was made between the borrower xx, and the lender xx, on xx. As per the modified term, the new principal balance is $96,181.45. The monthly P&I is $618.60 with an interest rate of 5.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2035. There is no deferred balance. The principal forgiven amount is $949.65. The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx, and the lender xx, on xx. As per the modified term, the new principal balance is $96,181.45. The monthly P&I is $618.60 with an interest rate of 5.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2035. There is no deferred balance. The principal forgiven amount is $949.65.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66522646	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,695.17	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$776.89	9.625%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$523.09	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $6,695.17 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $523.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $523.09 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $50,338.99.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $50,338.99.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2023, the property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2012. As per the modified term, the new principal balance is $86,999.41. The monthly P&I is $523.09 with an interest rate of 5.000% beginning on xx/xx/2012 and a maturity date of xx/xx/2020. The forgiven amount is $1,511.50, and there is no deferred balance. The loan has been modified twice since origination.	Appraisal (Incomplete) Credit Report Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan file. CE has been tested with itemization of fees."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Appraisal is missing from the loan document. A XXXX search shows an estimated value of $XXXX. Current UPB $XXXK."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the per diem interest amount test. Total fees charged of $XXX.XX exceed the fee threshold of $XX.XX by +$XX.XX."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan document."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl X)     "Credit Report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69954580	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,534.69	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$700.02	11.100%	180	xx	xx	Conventional	Fixed	Refinance	145.833%	145.833%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
There is an active junior mortgage against the subject property, which was originated xx.
 There is a credit card judgment against the borrower in the amount of xx in favor of xx., which was recorded on xx.
There is a civil judgment against the borrower in the amount of xx in favor of xx., which was recorded on xx.
 The annual installment of county taxes for 2024 has been paid in the amount of $3,393.30 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $400.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $400.00 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $26,637.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $26,637.63.
As per tape data, the subject property has been occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of $700.02, a rate of interest of 11.10000%, and a maturity date of xx/xx/2022. The P&I, as per payment history, is $400.00, and the rate of interest is 5.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* LTV or CLTV exceeds XXX% (Lvl X)     "Collateral value used for underwriting: $XXXX. Amount of first lien(s): $XXXX. Loan amount: $XXXX. LTV / CLTV = XXX.XXX%. Current UPB is $XXK."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90011393	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,079.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$452.38	9.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	37.140%	Second	Short Form Policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$150.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a prior mortgage against the subject property that was originated xx.
There is a writ of fieri facias (civil judgment) against the borrower in favor of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,463.03 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $616.55 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $150.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $150.00 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $1,722.71.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,722.71.
As per the seller's tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2011.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, “xx,” and the lender,xx, on xx. As per the modified term, the new principal balance is $23,309.71. The monthly P&I is $150.00 with an interest rate of 2.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2026. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at “xx“ shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “xx.”"	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75084172	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,873.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$731.80	10.500%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	39.557%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$199.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, originated xx.
There are two state tax liens in favor of xx. The SSN mentioned on supportive documents is inconsistent with the borrower’s SSN.
There is one civil judgment in favor of xx. The SSN mentioned on the supportive document is inconsistent with the borrower’s SSN.
The first and second installments of combined taxes for 2024 have been paid in the total amount of $6,873.64 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $199.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $199.00 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $22,883.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $22,883.42.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $48,501.68. The monthly P&I is $199.00 with an interest rate of 2.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount.		xx	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90126164	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,483.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$546.50	11.750%	180	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	47.180%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$200.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property in favor of xx.
The 2nd installment of combined taxes for 2025 has been paid in the amount of $1,747.09 on xx/xx/2024.
The 1st installment of combined taxes for 2025 has been paid in the amount of $1,736.20 on xx/xx/2024.
The annual utilities/MUD charges for 2025 are delinquent in the amount of $1,608.62 and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $200.00 with an interest rate of 2.00%. The current UPB reflected as per the payment history is $23,708.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $23,708.77.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $200.00 with an interest rate of 2.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2036.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67702643	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,672.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$582.42	14.990%	300	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage originated xx.
The 1st installment of county taxes for 2024 has been paid in the amount of $2,836.002 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $2,836.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $165.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $165.53 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $13,473.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $13,473.91.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the case #xx on xx. The bankruptcy was discharged on xx.
As per the seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is $197,700.00. The unsecured portion is $0.00. The subject mortgage was originated as second lien. The POC was filed by the creditor, xx on xx/xx/2020, with the secured claim amount of 19,078.28 and the arrearage amount of $0.00. The chapter 13 plan filed on xx/xx/2020 was confirmed on xx/xx/2020. Debtor will make payments in the amount of $1,550 per month for 60 months. There is no comment indicating a cramdown. The bankruptcy was discharged on xx.	This is a conventional fixed-rate mortgage with a P&I of $582.42, a rate of interest of 14.990%, and a maturity date of xx/xx/2025. The P&I as per payment history tape data is $165.53, and the rate of interest is 5.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20829663	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,164.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$553.23	12.610%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	57.865%	Second	Final policy	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The annual installment of county taxes for 2025 has been paid in the amount of $4,164.89 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $373.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $373.16 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $10,790.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $10,790.95.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The adjustment of the term agreement located at xx was made on xx. As per the AOT, the new principal balance is $45,020.36, and the deferred amount is $2,430.55. The monthly P&I is $373.16 with an interest rate of 5.00% beginning from xx/xx/2013.
No foreclosure activity has been found.
According to the PACER, the borrower filed bankruptcy under Chapter 7 with the case # xx on xx. The BK was discharged on xx and terminated on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $45,053.00 and the value of the collateral is $113,100.00. The unsecured portion is $9,906.00. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl X)     "The home is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The manufactured home application document is available in the updated title report located at xx, reflecting that the home is affixed permanently to the land with serial no. xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11468241	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$5,917.01	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.875%	180	xx	xx	HELOC	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, which was originated xx.
There are three credit card judgments against the borrower filed by different plaintiffs, which were recorded on different dates, in the total amount of xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx in the amount of xx.
There is a child support lien against the borrower in favor of xx, which was recorded on xx/xx/2013. The amount of the lien is not mentioned on the supportive document.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $5,917.01 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $200.00 with an interest rate of 0.000%. The current UPB reflected as per the payment history is $3,000.00.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $3,000.00.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the document located xx, there is settlement agreement made between borrower and lender in the amount of $33,000.00 with monthly payment of $200.00.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Credit Report Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA right of rescission test due to the funding date is before the third business day following consummation as ROR is missing from loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl X)     "ARM rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49640807	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$532.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Yes	xx	Not Applicable	$492.74	14.000%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Unavailable	XX/XX/XXXX	XXXX	Not Applicable	9.000%	$400.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property originated xx.
The annual installment of county taxes for 2024/2025 is due in the amount of $535.75 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $208.85 (P), which was applied for the due date of xx/xx/2025. The current P&I is $208.85. The current UPB reflected as per the payment history is $12,419.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,419.00.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. The BK was discharged on xx and terminated on xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx. The reaffirmation agreement was filed on xx/xx/2004. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $33,540.73, and the value of the collateral is $134,900.00. The unsecured portion is $3,967.31. There is no comment indicating a cramdown. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $20,688.97. The monthly P&I is $400.00 with an interest rate of 9.00% beginning on xx/xx/2016 and a maturity date of xx/xx/2022. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, along with estimated HUD-x and fee itemization, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "The tape defect shows as paying COVID. As per PH as of xx/xx/xxxx, the borrower is current, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx. Further details were not provided."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99967769	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$546.37	13.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The annual installment of county taxes for 2024 has been paid in the amount of $4,203.37 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $200 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $150 with an interest rate of 1.00%. The current UPB reflected as per the payment history is $33,635.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $33,635.43.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of $546.37, a rate of interest of 13.875%, and a maturity date of xx/xx/2037. The P&I as per payment history is $150.00, and the rate of interest is 1.00%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56080801	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,752.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$302.83	11.750%	180	xx	xx	Conventional	Fixed	Cash Out	103.363%	103.363%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	554	595	37.567%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$100.09	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active junior mortgage against the subject property in favor of xx.
The annual combined taxes for 2025 were paid in the amount of $504.04 on xx/xx/2025.
The annual school taxes for 2025 were paid in the amount of $1,213.45 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $100.09, which was applied for the due date of xx/xx/2025. The current P&I is $100.09 with an interest rate of 2.00%. The current UPB reflected as per the payment history is $15,660.40.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $15,660.40.
The loan was modified on xx/xx/2011.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $27,079.49. The monthly P&I is $100.09 with an interest rate of 2.00% beginning on xx/xx/2011 and a maturity date of xx/xx/2041. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Balloon Rider Missing or error on the Rate Lock	xx	3: Curable	* Bankruptcy History does not meet guidelines (Lvl x) "Tape shows the bankruptcy active. There is no BK found by SSN or party search on PACER."	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl X)     "The CE risk indicator is moderate, as the loan is failing the application fee test. Total fees charged are $X,XXX.XX, and $XXX.XX is allowed; it is over charged by +$XXX.XX. Fees Included: Loan Origination Fee paid by Borrower: $X,XXX.XX"
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48976855	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,573.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$612.62	8.509%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	600	573	30.283%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$291.35	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The 1st and 2nd installments of county taxes for 2024 Pay 2025 were paid in the total amount of $5,573.44 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $500.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $291.35 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $30,104.11.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $30,104.11.
No details pertaining to the damage to the subject property have been observed.
The modification agreement was made on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $78,823.75. The monthly P&I is $291.35 with an interest rate of 2.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2041. There is no deferred balance and principal forgiven amount.	Balloon Rider Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of $XXXX. The current UPB is $XXK."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl X)     "Prepayment penalty rider is missing from the loan documents."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl X) "ROR transaction date is xx/xx/XXXX, which is not consistent with note date of xx/xx/XXXX."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29066622	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,155.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	8.250%	300	xx	xx	HELOC	Fixed	Purchase	160.938%	160.938%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	10.434%	Second	Commitment	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$160.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,155.83 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $160.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $160.00 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $18,966.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $18,966.29.
The loan was modified on xx/xx/2012.
Unable to determine the reason for default.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx., on xx. As per the modified term, the new principal balance is $33,741.00. The monthly P&I is $160.00 with an interest rate of 3.000% beginning on xx/xx/2012 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Borrower Billing Rights (RESPA) (Lvl X) "Borrower billing rights are missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Not Covered	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69478568	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,984.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	xx	Not Applicable	$470.33	7.625%	180	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the amount of $8,984.18 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $189.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $189.72 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $33,368.21.

Collections Comments:According to the payment history, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $33,368.21.
As per the tape date, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per forbearance agreement located at “xx,” the new principal balance is xx and the deferred amount is $19,938.81. The monthly P&I is $189.72 with an interest rate of 3.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2044.
No details pertaining to the damage to the subject property have been observed.

As per the tape data, the bankruptcy has been discharged for the loan. The bankruptcy is not available on PACER for the subject mortgage.
The loan was modified on xx/xx/2014.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the tape data, the bankruptcy has been discharged for the loan. The bankruptcy is not available on PACER for the subject mortgage.	Not Applicable	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Missing Initial XXXX_Application (Lvl X) "Initial XXXX signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59941467	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,263.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$282.18	9.000%	360	xx	xx	Conventional	Fixed	Purchase	99.983%	99.983%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	8.866%	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	$19,750.00	3.101%	$91.60	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was originated xx.
There are multiple active HOA liens against the subject property in favor xx.
There is an active Hospital Lien against the subject property in favor of xx.
The annual installment of County taxes for 2024 has been paid in the amount of $1,679.75 on xx/xx/2024.
The annual installment of City taxes for 2024 has been paid in the amount of $1,583.33 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $91.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $91.60 with an interest rate of 3.100%. The current UPB reflected as per the payment history is $9,714.41, and the deferred amount is $19,750.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $9,714.41.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and the lender xx. on xx. As per the modified term, the new principal balance is $38,746.39 out of which $18,996.39 is interest bearing amount and deferred amount is $19,750.00. The monthly P&I is $91.60 with an interest rate of 5.00% which as per document located “399048516 - email to change interest rate” was reduced to 3.101% beginning on xx/xx/2011 and a maturity date of xx/xx/2035. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."	* ComplianceEase TILA Test Failed (Lvl X) "Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XXX.XX."
* GSE Points and Fees Test Violations (Lvl X)     "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85596504	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,659.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.750%	300	xx	xx	HELOC	ARM	Cash Out	255.000%	255.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.500%	$300.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active mortgage against the subject property, which was originated xx.
There is an IRS lien against the borrower in favor of the xx, which was recorded on xx in the amount of xx.
The 1st, 2nd, 3rd, and 4th annual installments of combined taxes for 2024 have been paid in the amount of $6,568.01 on different dates.
The 1st annual installment of county taxes for 2025 is due in the amount of $1,564.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $300.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $300.00 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $47,130.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $47,130.63.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property has been occupied by the owner.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, MERS as nominee for xx, on xx. As per the modified term, the new principal balance is $62,585.41. The monthly P&I is $300.00 with an interest rate of 4.500% beginning on xx/xx/2017 and a maturity date of xx/xx/2032. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	ARM Rider Credit Report Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Missing credit report (Lvl X) "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl X)     "ARM rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18535040	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$778.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$275.53	7.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$5,972.11	4.125%	$88.12	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two junior mortgages against the subject property originated xx.
There is a state tax lien against the borrower in favor of xx.
There is a XXXXs lien against the borrower in favor of xx.
The first installment of combined taxes for 2025 has been paid in the amount of $388.79 on xx/xx/2025.
The second installment of combined taxes for 2025 is due in the amount of $388.79 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $292.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $88.12 with an interest rate of 4.125%. The current UPB is $4,583.46, and the deferred balance as per the tape is $6,444.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $4,583.46, and the deferred balance is $6,444.88.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The modification agreement was made between the borrower, xx, and the lender, xx, on xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender,xx, on xx. As per the modified term, the new principal balance is $26,672.11. The monthly P&I is $88.12 with an interest rate of 4.125% beginning on xx/xx/2013 and a maturity date of xx/xx/2053. There is a deferred balance in the amount of $5,972.11, and the interest-bearing principal balance is $20,700.00.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4726087	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$830.47	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$309.26	10.990%	360	xx	xx	Conventional	Fixed	Cash Out	60.409%	60.409%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.625%	$131.15	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a civil judgment against the borrower in favor of xx.
The annual installment of county taxes for 2025 has been paid in the amount of $830.47 on xx/xx/2025.
The annual installment of utilities/MUD taxes for 2025 is due in the amount of $50.96 on xx/xx/2025.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2024 were paid in the total amount of $1,863.5 on different dates.
The annual water charges for 2025 are due in the amount of $50.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $399.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $131.15 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $18,964.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $18,964.31.
As per the collection comments dated xx/xx/2023, the current occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2014. As per the modified term, the new principal balance is $28,658.05. The monthly P&I is $131.15 with an interest rate of 4.625% beginning on xx/xx/2014 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XXX.XX."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not violating predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl X)     "ROR is not hand-dated by borrowers."
																																																																																								* TIL not hand dated (Lvl X) "The final TIL is not hand-dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85086486	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,948.94	XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$328.76	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	31.730%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	678	Not Applicable	39.290%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.500%	$270.11	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $974.47 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $974.47 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $813.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $270.11 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $36,512.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $36,512.47.
As per the seller's tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated in 2015. The notice of default was filed on xx/xx/2015. Further details are not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $49,115.19. The monthly P&I is $270.11 with an interest rate of 4.500% beginning on xx/xx/2016 and a maturity date of xx/xx/2041. There is no deferred balance and principal forgiven amount.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77293288	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$394.66	7.500%	360	xx	xx	FHA	ARM	Purchase	Unavailable	Unavailable	Unavailable	Yes	XXXX	xx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.500%	$151.39	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There are six certificates of sale for unpaid municipal liens against the subject property, which were recorded on different dates, totaling $XXXX As per the tax collector, these were redeemed.
There are multiple state tax liens against the borrowers xx. in favor of different plaintiffs, which were recorded on different dates, totaling the amount of xx. The amount of state tax is greater than the loan amount.
There is a child support lien against borrower xx in favor of the xx in the amount of $XXXX on xx/xx/2020.
There are multiple civil judgments against the borrowers xx. in favor of different plaintiffs, which were recorded on different dates, totaling the amount of $XXXX. The amount of civil judgment is greater than the loan amount.
The first and second installments of town taxes for 2025 have been paid in the amount of $1,161.00.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $384.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $183.81 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $37,480.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $37,480.90.
The loan was modified on xx/xx/2015.
As per the tape data, the subject property is owner-occupied.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. The BK was discharged on xx and terminated on xx.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. The BK was discharged on xx and terminated on xx.	The step modification agreement was signed between the borrowers, xx, and the lender, xx, with an effective date of xx, and the new modified unpaid principal balance is $45,906.18. The modified monthly P&I of $151.39 with an interest rate of 2.500% starting on xx/xx/2015, which will be changed in 3 steps until the new maturity date of xx/xx/2055. The rate will change in 3 steps, which end with 3.800%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial 1003_Application
Loan Program Info Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl X)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43848790	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$906.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$595.10	10.750%	360	xx	xx	Conventional	ARM	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.847%	First	Commitment	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.120%	$318.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a hospital lien against the borrower in favor of xx.
There are four active junior UCC liens against the subject property in favor of xx, which were recorded on different dates.
The annual installment of combined taxes for 2024 has been paid in the amount of $906.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,440.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $318.08 with an interest rate of 5.120%. The current UPB reflected as per the payment history is $38,576.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $38,576.56.
As per the comment dated xx/xx/2024, the subject property was damaged. Further details not provided regarding the repair and current condition.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was dismissed for failure to make plan payments on xx and terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower,xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $69,000.00, and the value of the collateral is $67,545.00. The unsecured portion is $1,455.00. The POC was filed by the creditor, xx., on xx/xx/2005, with the secured claim amount of $71,904.82, and the arrearage amount is not available. The Chapter 13 plan filed on xx/xx/2005 was confirmed on xx/xx/2005. The borrower shall pay to the trustee $192.00. There is no comment indicating a cramdown. The BK was dismissed for failure to make plan payments on xx and terminated on xx	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is $58,451.39. The monthly P&I is $318.08 with an interest rate of 5.120% beginning on xx/xx/2009 and a maturity date of xx/xx/2039. There is no deferred balance and principal forgiven amount.

Credit Report Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB is xx."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61831730	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$689.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.63	11.810%	240	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.990%	$220.73	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property, which was originated xx.
There are 2 hospital liens against the borrower filed by xx.
The annual combined taxes for 2024 were paid in the total amount of $689.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $304.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $220.73 with an interest rate of 4.99%. The current UPB reflected as per the payment history is $40,863.56.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $40,863.56.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $43,477.09. The monthly P&I is $220.73 with an interest rate of 4.99% beginning on xx/xx/2020 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount. The loan has been modified thrice since origination.	Credit Report HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82032647	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$110.16	$44.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$505.28	10.990%	360	xx	xx	Conventional	ARM	Purchase	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$169.69	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual combined taxes and the 1st installment of combined taxes for 2023-2024 are delinquent in the total amount of $110.16 on xx/xx/2025, which are good through xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $22.40 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $169.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $169.69 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $28,785.07.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $28,785.07.
According to the PACER, the borrower filed bankruptcy under Chapter 13 with the case # xx on xx. The BK was dismissed on xx and terminated on xx.
No foreclosure activity has been found.
The loan was modified on xx/xx/2016.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the case # xx on xx. The voluntary petition was filed on xx/xx/2025. No details are available regarding the claim. The BK was dismissed on xx and terminated on xx.	The modification agreement was made between the borrower and the lender on xx/xx/2016. As per the modified term, the new principal balance is $35,544.47. The monthly P&I is $169.69 with an interest rate of 4.00% beginning on xx/xx/2016 and a maturity date of xx/xx/2046. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Prepayment Penalty Rider	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28972003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$551.70	9.730%	181	xx	xx	Conventional	Fixed	Cash Out	69.680%	69.680%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.000%	$269.74	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The county taxes for 2024 are exempt.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $423.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $269.74 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $24,562.32. The deferred balance is in the amount of $30.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $24,562.32. The deferred balance is in the amount of $30.00.
The loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $31,964.72. The monthly P&I is $269.74 with an interest rate of 6.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2035. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37989931	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,189.93	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$272.08	0.000%	240	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is one junior mortgage against the subject property in favor of xx, which was originated on xx and recorded on xx in the amount of xx.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2024-2025 were paid in the total amount of $4,001.93 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $850.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $272.08. The current UPB reflected as per the payment history is $20,304.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $20,304.20.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the state of New Jersey, which has unlimited assignee liability for state high costs and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, along with estimated HUD-x and fee itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70175636	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$866.59	$3,453.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.33	6.600%	240	xx	xx	Conventional	Fixed	Refinance	66.667%	120.833%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There are two active junior mortgages against the subject property, the first junior mortgage in favor of xx.
The second junior mortgage in favor of xx.
There is one prior civil judgment against the borrower in favor of xx.
There is an active junior UCC lien against the subject property in favor of xx.
There are multiple active judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the amount of a total of $XXXX
There is an active child support lien against the borrower in favor xx.
The 1st, 3rd, and 4th installments of town taxes for 2024/2025 have been paid in the amount of $2,592.78.
The second installment of town taxes for 2025 is delinquent in the amount of $866.59 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $333.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $333.33 with an interest rate of 6.600%. The current UPB reflected as per the payment history is $29,080.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $29,080.50.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "The property is located in a state that has unlimited assignee liability for high cost loans and HUD-X/FCD is missing to test compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated amount of $XXXX; the current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78379670	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,644.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.33	0.000%	240	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There are 02 junior mortgages against the subject property. The first junior mortgage (repayment mortgage or forgivable loan) against the subject property in favor of xx, and the second junior mortgage (recapture mortgage or forgivable loan) against the subject property in favor of the xx, originated xx.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2024 and 2025 were paid in the total amount of $2,632.75 on xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $677.85(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $333.33. The current UPB reflected as per the payment history is $36,000.94.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $36,000.94.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the state of NJ, which has unlimited assignee liability for state high costs, and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated amount of $XXXK; the current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl X)     "The flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98170600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$395.83	6.600%	240	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of xx, and the second junior mortgage against the subject property in favor of xx.
There is a UCC lien against the subject property in favor of xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx.
The 1st and 2nd installments of town taxes for 2024-2025 were paid in the total amount of $3,443.67 on different dates.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $779.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $395.83. The current UPB reflected as per the payment history is $42,411.24 and deferred balance is $1,030.53.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $42,411.24.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "The property is located in NJ, a state that has unlimited assignee liability for high-cost loans, and the HUD-X is missing to test the compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl X)     "The initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl X)     "The initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl X)     "The flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "The hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38349694	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,642.27	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$479.17	6.600%	240	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There are two junior mortgages against the subject property. The first junior mortgage was originated xx. and the second junior mortgage was originated on xx.
The first and second installments of city taxes for the year 2025 have been paid in the amount of $2,321.14 on xx/xx/2025 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $960.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $479.76 with an interest rate of 6.600%. The current UPB reflected as per the payment history is $57,240.83, and the deferred balance is in the amount of $1,078.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $57,240.83, and the deferred balance is in the amount of $1,078.88.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "The property is located in a state that has unlimited assignee liability for high cost loans and HUD-X/FCD is missing to test the compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Application Missing (Lvl X) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "A review of the loan documents shows that income documents, XXXX and AUS are missing, and as a result, ATR could not be determined. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is expired."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl X)     "The initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl X)     "The initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan document."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl X)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71380912	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$908.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$588.26	3.875%	240	xx	xx	Conventional	Fixed	Refinance	89.218%	89.218%	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	567	567	32.034%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
The 1st of combined taxes for 2024/2025 has been paid in the amount of $466.01 on xx/xx/2025.
The 2nd of combined taxes for 2024/2025 is due in the amount of $442.01 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $938.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $588.26 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $57,248.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $57,248.94.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final GFE is missing or unexecuted Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Final GFE is missing or unexecuted (Lvl X) "Final GSE missing from the loan file."
* Final TIL Missing (Lvl X)     "The final truth in lending is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal Missing from the loan file. XXXX search shows an estimated value at $XXXX. Current UPB $XXK."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "Right of Rescission Missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25584696	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$747.12	10.640%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$1,917.16	4.250%	$371.65	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $217.27 on xx/xx/2024.
The annual water charges have been due in the amount of $48.00 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $532.75, which was applied for the due date of xx/xx/2025. The current P&I is $371.65 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $25,136.37, and the deferred amount is $371.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $25,136.37, and the deferred amount is $371.65.
The loan was modified on xx/xx/2014.
The borrower filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was discharged on xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $70,549.79, and the value of the collateral is $70,000. The unsecured portion is $549.79. The POC was filed by the creditor, xx, on xx/xx/2009, with the secured claim amount of $75,425.00 and the arrearage amount of $2,952.66. The Chapter 13 plan filed on xx/xx/2010 was confirmed on xx/xx/2010. The borrower has promised to make monthly mortgage payments of $149.00 per month for 18 months and $167.00 for 40 months. The BK was discharged on xx.	The step modification agreement was signed between the borrower, xx, and the lender, xx, with an effective date of xx, and the new modified unpaid principal balance is $80,267.19, out of which $65,312.91 is interest-bearing. The modified monthly P&I of $316.61 with an interest rate of 2.00% starting on xx/xx/2014, which will be changed in 4 steps until the new maturity date of xx/xx/2035. The rate will change in 4 steps, which end with 4.25%. There is a deferred balance in the amount of $1,917.16, and the principal forgiven amount is $14,954.28.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl X)     "The home is affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/XXXX, located at Ln#xx, states the subject property is a manufactured home. The serial number #xx is available in the legal description of the recorded mortgage, which is located at xx."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45695728	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,173.80	7.900%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$20,078.07	4.000%	$741.46	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with instrument # xx in the amount of $xx with xx. There is a state tax lien against the borrower in favor of xx, which was recorded on xx in the amount of xx. The first and second installments of county taxes for 2023 & 2024 have been exempted. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of $250.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $250.00 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $xx, and deferred balance is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history tape data is $xx.
The current occupancy of the subject property is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
As per the document dated xx, located at “xx” the interest rate changed to xx and the P&I is $xx.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under xx with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, xx, on xx, with the secured claim amount of $xx and the arrearage amount of $xx. The xx plan was filed on xx. The plan reflects that the debtor has to pay $xx per month. There is no comment indicating a cramdown. The BK was dismissed on xx and terminated on xx.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.000% beginning on xx and a maturity date of xx. There is a deferred principal balance in the amount of xx.	Final Truth in Lending Discl. Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed state regulations for the late fees test due to late fees percent calculated X.XXX% exceeds ate fees percent threshold of X.XXX% over by +X.XXX%."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX and other web searches do not show estimated value. Current UPB xx."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6866934	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$909.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.000%	2	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.000%	$529.27	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $909.26 on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of $529.27 (PITI), which was applied for the due date of xx. The current P&I is $529.27 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx and the deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected is xx and the deferred balance is in the amount of xx.
The loan was modified on xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is xx.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $529.27 with an interest rate of 6.000% beginning on xx and a maturity date of xx.	Balloon Rider Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Balloon Rider Missing (Lvl X) "Balloon rider is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. The current UPB is xx."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl X) "The appraisal report is missing from the loan file. As per note “xx” and the tax report attached to UT, the subject property type is a xx. The manufactured home rider and affidavit of affixation are not available in the loan file. The legal description of the subject mortgage located at “xx” shows the manufactured home with xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69783901	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$808.66	XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$592.48	8.650%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$4,394.79	4.750%	$374.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The 1st installment of county taxes for 2024 has been paid in the amount of $404.33 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $404.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $679.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $374.56 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $67,352.57, and the deferred amount is $4,394.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $67,352.57.
The loan has been modified twice since origination.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan. The foreclosure was placed on hold. Further details not provided.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan. The foreclosure was placed on hold. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $84,814.79 out of which $80,420.00 is interest bearing amount and deferred amount is $4,394.79. The monthly P&I is $374.56 with an interest rate of 4.75% beginning on xx/xx/2017 and a maturity date of xx/xx/2047. There is no principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit Report is missing from the loan file."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84087356	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$717.17	$1,335.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,088.75	9.650%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The 1st installment of county taxes for 2024 has been partially paid in the amount of $618.44 on xx/xx/2024.
The 2nd and 3rd installments of county taxes for 2024 are delinquent in the total amount of $717.17, which were due on xx/xx/2024 and xx/xx/2025 and were good through xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $500.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $500.00 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $17,665.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $17,665.93.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,088.75, a rate of interest of 9.650%, and a maturity date of xx/xx/2036. The P&I, as per payment history, is $500.00, and the rate of interest is 5.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62292973	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Puerto Rico	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	Unavailable	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$434.63	8.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	XX/XX/XXXX	XXXX	Not Applicable	0.000%	$434.58	XX/XX/XXXX	Financial Hardship	As per UT dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens were found. The subject property is located in xx, and the detailed report is not available in the UT.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $445.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $434.58. The current UPB is $40,336.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $40,336.86.
Unable to determine the occupancy of the property.
The loan was modified on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under xx with the case #xx on xx. The BK was dismissed on xx and terminated on xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under xx with the case #xx on xx. The xx filed on xx was confirmed on xx. The BK was dismissed on xx and terminated on xx.	The modification agreement was made between the borrowers, xx, and xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $95,000.00. The monthly P&I is $434.58 with an interest rate of 0.00% beginning on xx/xx/2015 and a maturity date of xx/xx/2033. There is no deferred balance and principal forgiven amount.	Credit Report HUD-1 Closing Statement Origination Appraisal	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fees and estimated HUD-x, is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents." * Missing credit report (Lvl X) "Credit report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87235068	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,667.10	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$573.31	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	7.000%	$565.65	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There are two credit card judgments against the borrower in favor of xx in the total amount of $XXXX, which were recorded on xx/xx/2020 and xx/xx/2024.
There are four civil judgments against the borrower in favor of different plaintiffs in the amount of $XXXX which were recorded on different dates.
The first, second, and third installments of county taxes for 2024 have been paid in the total amount of $872.08.
The first, second, and third installments of city taxes for 2024 have been paid in the total amount of $822.02.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $400.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $400.00. The current UPB reflected as per the payment history is $12,235.53, and the deferred balance is in the amount of $17,408.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,235.53.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2008 with an interest rate of 7.000%. As per the COT document located at “xx,” the interest rate was temporarily adjusted to 0.000% for 12 months.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxl, and the lender, xx, on xx/xx/2008. As per the modified term, the new principal balance is $82,067.13. The monthly P&I is $565.65 with an interest rate of 7.000% beginning on xx/xx/2028 and a maturity date of xx/xx/2035. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7817855	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$670.42	8.400%	360	xx	xx	Conventional	ARM	Purchase	160.000%	200.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	XXXX	XX/XX/XXXX	XXXX	Not Applicable	0.000%	$325.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property originated on xx.
There is a state tax lien against the borrower in the amount of $XXXX in the xx, which was recorded on xx/xx/2007.
The first and second installments of combined taxes for 2023-24 have been paid in the total amount of $2,901.72 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $325.00, which was applied for the due date of xx/xx/2025. The current monthly payment is $325.00 with no interest. The current UPB reflected as per the payment history is $42,679.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $42,679.77.
As per tape data, the subject property has been occupied by the unknown.
No details pertaining to the damage to the subject property have been observed.
The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2013.
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the notice of lis pendens attached with the xx, the FC was initiated on xx/xx/2008 and reinitiated on xx/xx/2010 and recorded on xx/xx/2010 with xx. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the notice of lis pendens attached with the xx, the FC was initiated on xx/xx/2008 and reinitiated on xx/xx/2010 and recorded on xx/xx/2010 with case # xx. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2013. As per the modified term, the new principal balance is $89,816.02. The monthly payment is $325.00 with no interest beginning on xx/xx/2013 and a maturity date of xx/xx/2036. There is no deferred balance and principal forgiven amount.	Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Application Missing (Lvl X) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance certificate is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2230901	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$610.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$730.33	10.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.286%	$350.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 2024 combined annual taxes were paid in the amount of $610.82 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $350.00, which was applied for the due date of xx/xx/2025. The current P&I is $350.00 with an interest rate of 2.286%. The current UPB reflected as per the payment history is $45,341.17, and the deferred balance is $21.00.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $45,341.17, and the deferred balance is $21.00.
The loan was modified on xx/xx/2013.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2013. As per the modified term, the new principal balance is $77,923.66. The monthly P&I is $350.00 with an interest rate of 2.2867% beginning on xx/xx/2013 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified thrice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan documents. CE was tested using the fee itemization in the file."	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21091723	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,635.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$101.68	7.250%	180	xx	xx	Conventional	Fixed	Purchase	98.325%	98.325%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	725	717	20.481%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $3,635.20 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $101.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $101.68 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $10,213.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $10,213.31.
According to the collection comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per tape data, the subject property has been occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the xst lien loan is ineligible due to the property being a x-x unit approved for a non-occupying BWRx. The subject lien originated as a xnd lien and was repurchased. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53197733	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,635.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,171.03	7.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	98.325%	Full Documentation	Yes	XXXX	xx	16.000%	Not Applicable	2 Family	xx	xx	Primary	No	Not Applicable	Not Applicable	717	Not Applicable	39.553%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a junior mortgage active against the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $3,635.20.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,851.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,171.03 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $313,452.95.	Collections Comments:According to servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $313,452.95.
As per the comment dated xx/xx/2024, the RFD is illness of the borrower.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl x)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl x)     "The tape and file show the subject loan is ineligible for sale to xx, as the subject is a two-unit property approved with non-occupying BWRx. Further details not provided."
* Missing flood cert (Lvl x)     "The flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "The settlement services provider list is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23006035	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$2,583.17	$1,703.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,500.84	7.375%	360	xx	xx	Conventional	Fixed	Refinance	62.175%	62.175%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	47.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $1,703.67 on xx/xx/2024 and xx/xx/2025.
The first and second installments of supplemental taxes for 2025 are delinquent in the total amount of $2,583.17 which is good through date xx/xx/2025.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,361.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,500.84 with an interest rate of 7.375%. The current UPB reflected as per payment history is $215,309.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $215,309.79.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. The tape shows the subject is NOO due to misrepresentation, as the subject property was listed for rent X days after closing. Further details not provided. Elevated for client review."	* XXXX Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XXXX TILA Test Failed (Lvl x)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Subject loan is a refinance case, originated on xx and the x-year SOL is active.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Subject loan is a refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
* XXXX TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflect XXXX's Certification. Final CD dated xx/xx/xxxx reflects XXXX's Certification at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the x-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows subject is NOO, as the subject property was listed for rent X days after closing, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWR has xx."
																																																																																								* Property is Manufactured Housing (Lvl X) "Home is affixed. As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “XXXX” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38268800	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,564.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$366.13	9.125%	360	xx	xx	Conventional	Fixed	Cash Out	86.597%	86.597%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	776	43.112%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,564.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $366.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $366.13 with an interest rate of 9.125%. The current UPB reflected as per the payment history is $44,853.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $44,853.59.
Unable to determine RFD.
As per tape data, the subject property has been occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Closing_Disclosure violations (Lvl x) "As per the document tracker, the revised closing disclosure dated xx/xx/xxxx and xx/xx/xxxx is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "The initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows VOE not completed. Further details not provided. Lender defect. The subject loan originated on xx and the X-year SOL is active. BWRX has xx. BWRX has xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82844219	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,251.91	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$420.43	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	69.686%	69.686%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	30.868%	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,251.91 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $420.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $420.43 with an interest rate of 9.500%. The current UPB reflected as per the payment history is $49,849.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $49,849.46.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape and review of the file show appraisal report is more than xxx days from the note date. FMV disclosure is available in the loan documents. Further details not provided. XXXX search shows an estimated value of $XXXX. Current UPB is $xxK."
* Compliance Testing (Lvl x)     "The tape and Infinity CE report show the loan failed the TILA finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl x)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

Loan failed the TILA foreclosure rescission finance charge of $xxx,xxx.xx exceeds the disclosed finance charge of $xxx,xxx.xx by -$xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fees of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is available; COC is not getting tested due to the loan failing TRID delivery and timing test.
The subject loan is a refinance, originated on xx, and the SOL is x years."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl x)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (xxxx) is Missing (Lvl x) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX and the X-year SOL is active. BWR has xx."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at X.XXX% exceeds APR threshold of X.XXX% by +X.XXX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29862769	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,943.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$213.36	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	63.660%	63.660%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	49.487%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx.
The annual combined taxes for 2024 were paid in the amount of $1,943.14 on xx/xx/2024.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $213.36(PI), which was applied for the due date of xx/xx/2025. The current P&I is $213.36 with an interest rate of 8.250%. The current UPB is $28,308.20.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $28,308.20.
As per seller’s tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details have been found regarding bankruptcy and foreclosure.
No details have been found regarding damage.
BWR receivesxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved XX.XX%. The Lender used xx for a child XX years of age without evidence of continuance and did not include PMI in DTI. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the X-year SOL is active. The BWR receives xx."	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx reflects transfer taxes at $xx.xx. The final CD, dated xx/xx/xxxx, reflects transfer taxes at $xx.xx. This is an increase in fees of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance case that originated on xx, and the SOL is x years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15939389	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,007.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,995.13	7.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	44.725%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $7,007.23 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,052.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,995.13 and the interest rate is 7.875%. The current UPB reflected as per the payment history is $539,852.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $539,852.27.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR provided fabricated written VOE. Further details not provided. BWR defect. The subject loan was originated on xx and the X-year SOL is active. BWR has xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57353226	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$817.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,699.09	7.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	22.603%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens or judgments have been found.
The annual county taxes for 2024 have been paid in the amount of $817.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,011.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,699.09 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $213,919.10. The PH shows a large transaction of principal payments other than P&I on xx/xx/2025 in the amount of $8,876.38. The current UPB is $213,919.10. As per the seller's comment these are borrower payment.	Collections Comments:According to servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $213,919.10.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The photo addendum of the appraisal report located at xx shows the ceiling of the subject property needs to be repaired. Also, the tape defect shows the subject property is a manufactured home and appears to have an addition of a sunroom that was in the process of being repaired. No documentation to support the repairs were completed or the property was inspected by a licensed professional was provided. Based on the appraisal comments & photos, the subject property has signs of water intrusion on the ceilings of the living room & family room. Also, comments in the appraisal indicated the dwelling is not on a permanent foundation system and strongly recommended a structural XXXX’s inspection. There is no documentation to support the repairs were completed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Tape and review of file shows water intrusion, sunroom in need of ceiling repair and MH is not on permanent foundation. XXXXD and cost to cure not provided."
* Property is Manufactured Housing (Lvl X) "Home is affixed. As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation. Tape and file shows MH is not on a permanent foundation. Elevated for client review."	* Missing Initial Closing Disclosure (Lvl x) "The initial closing disclosure is missing from the loan documents."
* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x with a sales price of $XXXX, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "The TRID total payment disclosed on the final CD was $XXX,XXX.XX. The calculated total of payments is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate due to it is understated by more than $XXX.

The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.   The subject loan is a purchase originated on xx/xx/XXXX, and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete due to the initial CD missing from the loan documents.  The subject loan is a purchase originated on xx, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10853259	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,019.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,441.88	6.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	46.936%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $1,514.00 on xx/xx/2024.
The annual city taxes for 2024 have been paid in the amount of $548.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,902.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,441.88 with an interest rate of 6.250%. The current UPB reflected as per payment history is $229,908.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $229,908.16.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "The TRID tolerance test is incomplete due to the initial CD missing from the loan documents.

The subject loan is a purchase originated on xx/xx/xxxx, and the SOL is x year."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the subject loan is uninsurable due to the BWR having another active FHA loan. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "The initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13561557	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,910.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$134.30	7.375%	180	xx	xx	Conventional	Fixed	Purchase	100.395%	100.395%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	763	33.647%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property originated on xx.
The first and second installments of county taxes for 2025 have been paid in the amount of $3,910.11 on xx/xx/2025 and xx/xx/2025.
The first and second installments of county (supplemental) taxes for 2025 are due in the amount of $253.04 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $134.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $134.30 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $14,373.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $14,373.36.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR 1 has xx, BWR 1 had xx.
BWR 2 hasxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl x) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Subject is a second lien. Tape shows appraisal delivery requirements not being met on the associated first lien loan and was not delivered x days prior to closing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27728506	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,981.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,467.09	2.625%	180	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	786	28.739%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens or judgments have been found.
The annual combined taxes for 2024 have been paid in the amount of $3,981.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,204.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,467.09 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $142,192.28.	Collections Comments:According to servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $142,192.28.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape shows adjustments are not supported, and the appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x with a sales price of $XXXX, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK. Further details not provided."	* Homeownership Counselling Disclosure is missing. (Lvl X) "Homeownership counseling disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45972344	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$2,234.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$436.90	9.949%	360	xx	xx	Conventional	Fixed	Cash Out	55.741%	55.741%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	764	734	47.348%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx”.
There is an active prior mortgage against the subject property, which was originated on xx.
 Parcel # XXXX
 The first and second installments of county taxes for 2024 were paid in the total amount of $2,234.14 on xx/xx/2024 and xx/xx/2025. Parcel # xx
 The first and second installments of county taxes for 2024 were paid in the total amount of $649.24 on xx/xx/2024 and xx/xx/2025. Parcel # xx
The first and second installments of county taxes for 2024 were paid in the total amount of $303.48 on xx/xx/2024 and xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $436.90, which was applied for the due date of xx/xx/2025. The current P&I is $436.90 with an interest rate of 9.949%. The current UPB is $49,791.97.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $49,791.97. As per the BPO report dated xx/xx/2024 located at xx," the subject property is owner-occupied. No details have been found regarding bankruptcy and foreclosure. No details have been found regarding damage. BWR1 and BWR2 xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. The Lender allowed the loan to close without sufficient documentation of additional REO and pension income. Lender defect. Revised DTI cannot be determined. Subject loan originated xx and the X-year SOL is active. Both BWRs arexx."	* Closing_Disclosure violations (Lvl x) "As per the document tracker, the revised CD dated xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl x)     "The loan failed the TILA finance charge test. Due to the finance charge disclosed on the final CD is $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an undisclosed amount of -$xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.
The loan failed the TILA Foreclosure Rescission Finance Charge Test. Due to the finance charge disclosed on the final CD is $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an undisclosed amount of -$xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.
The loan failed the TRID Total of Payments Test. Due to the finance charge disclosed on the final CD is $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an undisclosed amount of -$xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl X) "The home is affixed to the land. As per the tape data and the tax report located at "xx," the subject property is a manufactured home. The affidavit of affixation rider attached with the recorded mortgage located at "xx" shows xx, and the home is permanently affixed to the land."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98184295	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,175.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,091.81	9.125%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	25.930%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The taxes are to follow.	The loan was originated on xx/xx/2025 and the first payment date is xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,091.81 with an interest rate of 9.125%. The current UPB reflected is $380,000.00.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,091.81 with an interest rate of 9.125%. The current UPB reflected is $380,000.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject loan failed the APR-APOR spread test. Infinity compliance report shows the loan failed the HPML and QM APR threshold tests."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the Pennsylvania license validation test.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx reflects Points - Loan Discount fee at $x,xxx.xx. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fees of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges in total cannot increase more than xx% in the tolerance test. The LE dated xx/xx/xxxx reflects the sum of Section C fees and recording fees at $xxx.xx. CD dated xx/xx/xxxx reflects the sum of Section C and the recording fee at $xxx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% in the test. COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx, and the SOL is x years active."
* GSE Points and Fees Test Violations (Lvl x)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated at x.xxx% exceeding APR threshold of x.xxx% by +x.xxx%.

Loan failed Qualified Mortgage APR threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).

																																																																																								The loan failed the qualified mortgage safe harbor threshold test. APR calculated X.XXX%; APR threshold X.XXX%, over by +X.XXX%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49613652	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,288.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,438.66	6.750%	360	xx	xx	Conventional	Fixed	Purchase	88.263%	88.263%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	49.866%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of $2,166.50 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the total amount of $2,121.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,939.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,438.66 with an interest rate of 6.750%. The current UPB is $362,742.42. PH shows a bulk payment in the amount of $8,444.97 on xx/xx/2023, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. As per the comments dated xx/xx/2023, these are the borrower's payments.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is $362,742.42.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower was approved for a repayment plan, which began on xx/xx/2024 and ended on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The lender used income from a Xnd job without a X-year history. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the X-year SOL is active. The BWR is employed with xx.

xx/xx/XXXX:SOL expired; will downgrade exception to LVLX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21373159	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,844.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,233.46	6.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	43.762%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior mortgage against the subject property originated on xx.
The first and second installments of town taxes for 2025 have been paid in the total amount of $3,922.42 on xx/xx/2025 and xx/xx/2025.
The annual installment of utility/mud charges for 2025 has been paid in the amount of $50.00 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,216.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,233.46 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $315,984.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $315,984.99.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. The tape shows the subject property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl x) "Loan fails. Prohibited Fees Test. The below fees were included in the test:
Additional Home Services or Repair paid by Seller: $x,xxx.xx
Real Estate Commission paid by Seller: $x,xxx.xx
Real Estate Commission_ paid by Seller: $x,xxx.xx
Real Estate Company Flat Fee paid by Borrower: $xxx.xx
Seller - Document Prep paid by Seller: $xxx.xx
Seller—Deed Prep paid by seller: $xxx.xx
Title Closing Protection Letter paid by Borrower: $xx.xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved as OO at XX.XX%. The tape shows the subject property is NOO due to misrepresentation causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99555329	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,677.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,343.91	7.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	32.877%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,826.95 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $1,850.63 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,759.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,343.91 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $200,477.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $200,477.90.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
CCs do not show damage.
As per the tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property Marketability Issues (Lvl X) "Tape and review of the file show the condo project is in fair to poor condition due to water intrusion. During heavy rain, the roof dripped in the upstairs bathroom. A special assessment for roof replacement in the amount of $XXK has been planned for the roof repair. The inspection report verifying the completion of repairs is missing."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed TILA finance charge as the calculated finance charge of $XXX,XXX.XX exceeds the disclosed finance charge of $XXX,XXX.XX by $XXX.XX. The subject loan is a purchase case, originated on xx, and the X-year SOL is active.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38016831	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,889.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,858.35	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	806	42.166%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,889.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,388.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,858.35 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $446,006.15.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $446,006.15.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
The occupancy of the subject property is owner occupied.
BWR1 has xx.
BWR2 has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Lender use rental income from departing residence in qualifying BWR. BWR listed departing residence for xx the revised DTI is XX%. BWR defect. The subject loan was originated on xx, and the X-year SOL is active. BWRX has xx. BWRX has been xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31468037	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,949.37	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,709.33	6.875%	360	xx	xx	FHA	Fixed	Purchase	98.189%	101.689%	Full Documentation	Yes	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	49.681%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property originated on xx.
The 1st installment of county taxes for 2024 has been paid in the amount of $1,973.76 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $1,949.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment date is xx. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $1,709.33 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $260,200.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $260,200.00.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Cash out purchase (Lvl x) "The subject loan is a purchase case. The final CD dated xx/xx/xxxx reflects cash in the amount of $x,xxx.xx."
* Compliance Testing (Lvl x)     "The tape shows the revised CD was not redisclosed after a x% increase in APR. Infinity compliance report shows the loan failed the revised closing disclosure delivery date test, as the APR on the loan became inaccurate. Further details not provided."
* XXXX TILA Test Failed (Lvl x)     "This loan failed the revised closing disclosure delivery date test, and the revised closing disclosure delivery requires a new waiting period as the APR on the loan is x.xxx% and has become inaccurate."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* LTV / CLTV > XXX% (Lvl X) "Collateral value used for underwriting: $XXXX. Amount of secondary lien(s): $XXXX. Loan amount: $XXXX. LTV / CLTV = xx Current UPB is $XXXK."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58852833	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$636.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,240.11	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	753	767	33.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $636.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,566.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,240.11 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $329,486.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,566.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,240.11 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $329,486.79.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape shows structural XXXX letter and repair escrow. Appraisal report is as is, and no damage or need for structural inspection of the subject property was found."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The affidavit of affixation attached is located at “xx”, states that the manufactured home with serial # xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20388122	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$243.69	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,366.96	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	64.142%	64.142%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	688	50.003%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $243.69 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,366.96 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,366.96 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $378,340.20.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,366.96 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,366.96 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $378,340.20.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflect Points and fee at $x,xxx.xx. Final CD dated xx reflects Points and fee at $xx,xxx.xx. This is an increase in fee of $x,xxx.xx.xx for charges that cannot increase. The subject loan is a refinance case that originated on xx, and the x-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$xxx.xx.
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Verification of Employment paid by Borrower: $xx.xx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx Over by +$xxx.xx.
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Verification of Employment paid by Borrower: $xx.xx"
* Loan does not conform to program guidelines (Lvl x)     "Tape and file show the subject is a cash-out loan. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64490535	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$615.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,847.30	6.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	41.946%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $381.00 on xx/xx/2024.
The annual city taxes for 2024 have been paid in the amount of $234.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,211.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,847.30 with an interest rate of 6.875%. The current UPB reflected as per payment history is $280,008.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $280,249.89.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape and file show the homeowner education certificate is missing from the loan file. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4725635	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,485.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,331.20	6.624%	360	xx	xx	Conventional	Fixed	Purchase	80.278%	80.278%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	39.133%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of city taxes for 2024 has been paid in the amount of $863.32 on xx/xx/2024.
The annual installment of county taxes for 2024 has been paid in the amount of $622.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,571.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1331.20 with an interest rate of 6.624%. The current UPB reflected as per the payment history is $206,803.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $206,803.81.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data the subject property is owner occupied.
BWR has xx. BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape and file show the homeownership education certificate is missing from the loan file."	* Transmittal (XXXX) is Missing (Lvl X) "XXXX document is missing in loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7282802	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,776.51	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,482.16	6.875%	360	xx	xx	Conventional	Fixed	Purchase	90.972%	90.972%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	51.426%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,776.51 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,145.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,482.16 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $679,390.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $679,390.93
As per the tape, the occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID violation in charges that cannot increase test due to increase of fee in Final CD dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects Transfer Taxes at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Transfer Taxes at $x,xxx.xx. This is fee increase of +$x.xx for x% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is purchase case, originated on xx and the SOL is x year active."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated income and did not include the full child support/alimony payment in the DTI. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the X-year SOL is active. The BWR is xx"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48500549	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,139.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,044.08	6.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	808	31.983%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There prior mortgage against the subject property in favor of xx .
The annual installment of County/city taxes for 2024 has been paid in the amount of $2,139.65.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,481.11 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $2,044.08 and the interest rate is 6.750%. The current UPB is $314,334.38.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,481.11 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $2,044.08 and the interest rate is 6.750%. The current UPB is $314,334.38.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been xx
BWR2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "Loan failed the Brokerage/Finder Fee Test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx
																																																																																							Verification of Employment/Income paid by Borrower: $xx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows DTI exceeds the guidelines. Further details not provided. Lender defect. The subject loan originated on xx and the X-year SOL is active. BWRX has been xx. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18961615	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,638.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Unavailable	xx	Not Applicable	$899.14	5.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	692	Not Applicable	34.819%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$25,000.00	5.875%	$753.66	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien againstxx which is recorded on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $794.85 on xx/xx/2024.
The annual installment of county taxes for 2024 has been paid in the amount of $843.26 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,143.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $753.66 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $138,509.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $138,584.49.
Unable to determine the reason for the default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024
No foreclosure activity has been found.
As per the PACER, the borrower, xx, had filed bankruptcy underxx. The BK was discharged on xx and terminated on xx
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:As per the PACER, the borrower, xx, had filed bankruptcy under xx. The Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $170,000.00 and the value of the collateral is $170,000.00. The unsecured portion is $0.00. The BK was discharged onxx and terminated on xx. Further details not provided.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is $164,172.84. The monthly P&I is $753.66 with an interest rate of 5.8750% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. The deferred amount is $25,000.00. There is no principal forgiven amount. The loan has been modified once since origination.		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx and the X-year SOL has expired. BWR has xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23362128	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$1,783.52	$7,028.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,211.96	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	740	44.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two ECB liens against the borrower in favor of xx.
The first, second, and third installments of xx taxes for 2025 have been paid in the amount of $5,271.12.
The fourth installment of xx taxes for 2025 has been delinquent in the total amount of $1,783.52, which is good through xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 is due in the total amount of $38.07 on xx/xx/2025.
The first, second, third, and fourth installments of borough taxes for 2026 are due in the total amount of $7,028.16.
The annual installment of other taxes for 2026 is due in the amount of $62.05.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,174.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,211.96 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $664,554.42.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $664,554.42.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 is xx. Additionally, BWR1 has xx.
  BWR2 has xx. Additionally, BWR2 has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The lender qualified the SE BWR with only xx. Lender defect. Revised DTI > XXX%. The subject loan originated on xx, and the X-year SOL is active. BWR has been xx."	* Loan does not conform to program guidelines (Lvl x) "The tape shows excessive IPC (interested party contribution). The final CD reflects seller credit of $xxK. Further details not provided."	* Cash out purchase (Lvl X) "The subject is a purchase case. The final CD reflects cash to the borrower in the amount of $XX,XXX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69048314	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	Other	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,503.34	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	715	737	49.976%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. UT shows a recorded UCC mortgage against the subject property in favor of xx. The annual installment of xx taxes for 2025 has been exempt in the amount of $0.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,503.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,503.34 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $516,167.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $516,167.32.
As per tape data, the subject property has been occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.   BWR2 has xx. Previously, BWR2 xx.   BWR3 has xx. Additionally, BWR3 has xx, and BWR3 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx/xx/xxxx does not reflect HOA dues. CD dated xx/xx/xxxx reflects HOA dues at $xxx.xx.
Loan estimate dated xx/xx/xxxx does not reflect HOA initiation fee. CD dated xx/xx/xxxx reflects HOA initiation fee at $x,xxx.xx.
This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is a purchase case originated on xx, and the x-year SOL is active."
* Missing Required Disclosures (Lvl x)     "SSPL is missing from the loan documents."
* Type of Ownership is Leasehold or Cooperative (Lvl x) "The subject loan originated on xx with a maturity date of xx/xx/xxxx. Lease agreement in file expires x/xx/xx and has a xx year renewal. Tape shows a xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. Tape shows revised DTI of XX.XX%. Further details not provided. The subject loan originated on xx, and the X-year SOL is active. BWRX has xx. BWRX has xx. BWRX has xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42999895	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,554.84	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	664	Not Applicable	27.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on 0xx
No active judgments or liens have been found.
The 1st & 2nd annual installments of county taxes for 2024 have been paid in the amount of $662.50 on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3281.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2554.84 with an interest rate of 6.625%. The current UPB, reflected as per the payment history, is $394,268.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been current with the loan, and the next due date is xx/xx/2025. The current UPB is $394,268.93.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "Tape shows asset misrepresentation between BWR and an interested party to the transaction over the actual source of gift funds and cash to close. File shows gift of $xx,xxx.xx and cash to close of $xx,xxx.xx. The subject loan originated on xx and the x-year SOL is active. BWR has xx."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Fixed Loan Fee paid by Borrower: $x,xxx.xx
Lock Extension Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx

Loan fails Qualified mortgage lending policy points and fees test due to  Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Fixed Loan Fee paid by Borrower: $x,xxx.xx
Lock Extension Fee paid by Borrower: $xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66207154	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$291.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,279.41	6.990%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	763	658	49.634%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of xxtaxes for 2024/2025 has been paid in the amount of $145.60 on xx/xx/2025.
The 2nd installment ofxx taxes for 2024/2025 is due in the amount of $145.60 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,508.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,279.41 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $191,373.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $191,373.79.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject was approved at XX.XX%. Tape and review shows the X-year continuance of BWRX SSI xx. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWRX and BWRX xx, FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl x) "As per the appraisal report, which is located at ""xx,"" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at “xx” states that the manufactured home with serial # xx has been affixed to the permanent foundation. Title policy scheduled B shows an exception for the affidavit of affixation that was recorded on xx/xx/xxxx in instrument no. xx. As per the updated title report dated xx/xx/xxxx, the title defect shows a missing mobile home affixture affidavit or similar document.""	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.
The loan failed the TILA post-consummation revised closing disclosure finance charge test, disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21700031	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$11,474.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,974.96	9.625%	360	xx	xx	Conventional	Fixed	Cash Out	92.386%	92.386%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	35.271%	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two active mortgages against the subject property, which were recorded prior to the subject mortgage.
The first prior mortgage was originated on xx
  The second prior mortgage was originated on xx
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $11,474.58 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,974.96, which was applied for the due date of xx/xx/2025. The current P&I is $2,974.96 with an interest rate of 9.625%. The current UPB reflected as per the payment history is $349,663.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $349,663.32.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the lender did not include mortgage debt for the purchase of new property with a monthly PITIA of $X,XXX.XX. Revised DTI is XX.XX%. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx	* Missing Appraisal (Lvl x) "Subject loan closed without an Appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value of $xxxK. The current UPB is $xxx,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92663018	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$695.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,215.32	6.875%	360	xx	xx	Conventional	Fixed	Purchase	74.000%	74.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	817	Not Applicable	47.217%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $695.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,364.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,215.32 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $181,620.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $181,620.84.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Previously, BWR had xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The tape shows, subject loan closed with PIW and did not meet the requirements for PIW. Prior appraisal notes that the subject had adverse and safety issues and that were not addressed. The appraisal report was subject to repairs of the exposed plywood that needs to be repaired with shingles, and the broken window in the back of the shop appears to be a safety issue. Prior appraisal/current appraisal report and XXXXD/completion certificate confirming the completion of repairs is missing from the loan documents."		* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27775564	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,435.06	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,040.26	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	29.082%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of 2024 taxes for 2024 have been paid in the amount of $3,435.06 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,686.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,040.26 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $474,391.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $474,391.09.
Unable to determine RFD.
As per tape data, the subject property has been occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR was qualified based on a new employment offer starting on xx/xx/XXXX, and the employment does not start within XX days of closing and does not have sufficient reserves. Further details not provided. Lender defect. The subject loan originated onxxand the X-year SOL is active. BWR was xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34103339	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	XXXX	$0.00	$2,431.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.01	7.125%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	48.001%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one active prior Abstract of Support Judgment (Child Support Lien) against the borrower in favor of the xx, which was recorded on xx/xx/2021.
The first and second installments of county taxes for 2024 have been paid in the total amount of $2,431.68 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,628.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,179.01 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $173,264.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $173,264.69.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR  has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR was not employed at the time of closing; the revised DTI is incalculable. Further details not provided. Borrower defect. The subject loan was originated on xx and the X-year SOL is active. BWR X has xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15266177	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,180.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,105.69	7.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	718	704	49.673%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first annual installment of county taxes for 2024 has been paid in the amount of $2,090.33 on xx/xx/2025.
The second annual installment of county taxes for 2024 is due in the amount of $2,090.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,612.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,105.69 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $295,512.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $295,512.07.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx
BWR2 has xx
BWR2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows income miscalculation. The revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan was originated onxx and the X-year SOL is active. BWRX has xx	* Compliance Testing (Lvl x) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74503850	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	No	Not Applicable	First	$0.00	$5,119.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,167.87	6.875%	360	xx	xx	Conventional	Fixed	Purchase	76.744%	76.744%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	44.942%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a civil judgment against xx in favor of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $5,119.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,195.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,167.87 with an interest rate of 6.875%. The current UPB is $326,269.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $326,269.29.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape data, the occupancy of the subject property is owner-occupied.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved XX.XX%. The Lender used IRA distributions as income without evidence of continuance. Lender defect. Revised DTI XXX.XX%. Subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR receives xx	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the first lien prohibited fees test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29964734	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,986.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.69	6.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	43.601%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The 1st and 2nd installments of city taxes for 2026 were due in the total amount of $1,493.13 on xx/xx/2025 and xx/xx/2025. The 1st, 2nd, 3rd, and 4th installments of city taxes for 2025 were paid in the total amount of $2,927.71 on different dates. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,960.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,572.69 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $225,822.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $225,822.46.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.

BWR ha sxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37071747	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,866.07	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,615.05	6.990%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	781	49.898%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,866.07 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,993.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,615.05 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $241,370.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $241,370.46.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2 xx
BWR2 receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape and review shows income miscalculation. Revised DTI is XX.XX%. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has X xx BWRX xx, FICO XXX, $XXXK equity in the subject, XXXX since inception, and $X,XXX residual income.

																																																																																								xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62254128	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,079.85	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,670.82	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	801	48.960%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $3,079.87 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $3,079.85 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,225.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,670.82 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $246,380.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $246,380.08.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
BWR1 was xx. Previously, BWR1 xx BWR1 had xx
BWR2 has xx. Additionally, BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	xx	3: Curable	* Application Missing (Lvl x) "Final application is illegible, as the lender loan information and BWR employment details on the application are not clear."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "Loan fails compliance delivery and timing test for CD dated xx/xx/xxxx. The document tracker is missing and x business days were added to get the receipt date of xx/xx/xxxx, which is after the consummation date of xx/xx/xxxx."
																																																																																							* Missing Appraisal (Lvl x) "The copy of the appraisal report is illegible, as the pages of the appraisal are cut out at the edges. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR was not xx. The revised DTI is XX.XX%. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWRX was qualified xx. BWRX has xx		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9587365	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,075.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,099.44	6.490%	360	xx	xx	Conventional	Fixed	Purchase	72.678%	72.678%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	65.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active liens or judgments have been found.
The annual combined taxes for 2024 have been paid in the amount of $7,075.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,866.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,099.44 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $331,591.59.	Collections Comments:According to servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $331,591.59.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX%. Tape shows qualifying income is not supported, as the BWR xx Further details not provided. Lender defect. The subject loan originated on xx and the X-year SOL is active. BWR has xx				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55766708	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,864.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,466.14	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	75.333%	75.333%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	595	810	25.407%	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The annual installment of county taxes for 2024 has been paid in the amount of $1,790.09 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,937.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,466.14 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $197,285.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $197,285.94.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The seller’s tape data shows the mortgage is not in first lien position. The HELOC on the property was supposed to be closed and removed from the title. UT shows one prior HELOC mortgage active against the subject property, which was originated on xx."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under-disclosed amount of -$X,XXX.XX.
The loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under-disclosed amount of -$X,XXX.XX.

																																																																																								The subject loan is a refinance case; it originated on xx and the SOL is X year active."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32890355	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Other	$0.00	$22,582.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,169.33	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	31.092%	31.092%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	49.387%	Second	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a certificate of sale for an unpaid sewer lien found against the subject property in favor of “xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated onxx
There are 2 prior credit card judgments against the borrower in favor of xx
There is a prior civil judgment against the borrower in favor of xx
The annual installment of xx taxes for 2024 has been paid in the amount of $11,204.18 on xx/xx/2024.
The 1st and 2nd installments of xx taxes for 2025 were paid in the total amount of $5,602.09 on xx/xx/2025 and xx/xx/2025.
The 3rd installment of xx taxes for 2025 is due in the total amount of $5,175.88 on xx/xx/2025.
The annual installment of utilities/MUD taxes for 2025 has been paid in the amount of $600.00 on xx/xx/2025.
The annual utilities/MUD charges for 2024 have been delinquent in the amount of $639.44, which was due on xx/xx/2024.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,497.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,169.33 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $183,461.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $183,461.75.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.16 year at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report is as-is. The photo addendum of the appraisal report shows a cracked interior garage wall and debris. The estimated cost to cure is not available in the loan file. XXXXD is missing from the loan documents and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan fails Qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $x,xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fee was included in the test:
Processing Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $x,xxx.xx"
																																																																																							* Missing proof of hazard insurance (Lvl x) "Hazard insurance certificate is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed mortgage debt closed prior to closing. Revised DTI is XX% and revised LTV is XX%. Further details not provided. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWR has been xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73885084	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,881.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,413.43	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	684	37.289%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior state tax lien against the borrower in favor of xx
The 1st installment of xx taxes for 2024-2025 was paid in the amount of $1,940.56 on xx/xx/2025.
The 2nd installment of xx taxes for 2024-2025 is due in the total amount of $1,940.56 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,058.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,413.43 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $227,241.85.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $227,241.85.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

BWR1 receives xx
BWR2 receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl x) "ROR not hand-dated by borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Missing disability income docs, and xx docs are illegible. Lender defect. The subject loan originated on xx and the X-year SOL will expire on xx/xx/XXXX. BWRX receives xx. BWRX receives xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject.

																																																																																								xx/xx/XXXX:SOL expired; will downgrade exception to LVLX"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
43462614	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,080.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$450.79	10.550%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	714	Not Applicable	37.508%	Second	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property originated on xx
The 1st installment of xx taxes for 2024-2025 has been paid in the amount of $4,040.22 on xx/xx/2025.
The 2nd installment of xx taxes for 2024-2025 is due in the amount of $4,040.22 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $450.79, which was applied for the due date of xx/xx/2025. The current P&I is $450.79 with an interest rate of 10.550%. The current UPB reflected as per the payment history is $43,667.49.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $43,667.49.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has not provided employment duration. (only the joining date is provided ,but the duration period is not given). How long he work in years and months.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed IL license validation test.

This loan failed the reimbursement amount validation Test In the state of IL. Lender is licensed under state xx as  per xx The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect $xxx.xx fee. CD dated xx/xx/xxxx reflects $xxx.xx fee at $xxx.xx. This is an increase in fee for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows early payment default. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx."
* Missing proof of hazard insurance (Lvl x) "Hazard insurance policy is missing from the loan documents."	* Compliance Testing (Lvl X) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20477431	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,625.53	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.98	10.275%	240	xx	xx	Conventional	Fixed	Cash Out	63.245%	63.245%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	680	Not Applicable	46.473%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior credit card judgment against the borrower in favor of xx
There is a UCC lien found against the subject property in favor of xx
The annual installment of xx taxes for 2024 has been paid in the amount of $2,625.53 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,179.98, which was applied for the due date of xx/xx/2025. The current P&I is $1,179.98 with an interest rate of 10.275%. The current UPB reflected as per the payment history is $117,912.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $117,912.66.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved XX.XX%. The lender miscalculated the Xst mortgage payment and didn’t include the full payment for a solar debt. Lender defect. Revised DTI XX.XX%. The subject loan originated onxx and the X-year SOL is active. BWR has been xx
* GSE Points and Fees Test Violations (Lvl X)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated of XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed.

Loan failed QM APR test due to APR calculated of XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
* Higher Price Mortgage Loan (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d).

																																																																																								Loan failed QM safe harbor threshold test due to APR calculated of XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64407898	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,737.41	XX/XX/XXXX	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,195.17	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	51.073%	51.073%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	45.270%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on x
 There are two prior UCC liens against the subject property in favor of xx The first, second, third and fourth installments of xx taxes for 2025 have been paid in the total amount of $6,737.41 on xx/xx/2024, xx/xx/2024, xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower has been delinquent for 11 months on the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,954.07 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,195.17 with an interest rate of 6.500%. The current UPB reflected as per payment history is $346,985.03.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
As per the review of payment history as of xx/xx/2025, the borrower has been delinquent for 11 months on the loan. The current UPB is $346,985.03.
Unable to determine the occupancy of the subject property.
As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. The foreclosure complaint was filed on xx/xx/2025.
As per the comment dated xx/xx/2025, the step judgment was entered for xx/xx/2025. The step sale was scheduled for xx/xx/2025.
As per the comment dated xx/xx/2025, the foreclosure was on hold due to loss mitigation. As per UT dated xx/xx/2025, the foreclosure order to notice was filed on xx/xx/2025 under xx. Further details not provided.
 As per the comment dated xx/xx/2025, the borrower was approved for a trial payment plan for a 3-month period. The plan started on xx/xx/2025, in the amount of $2,758.29, and the interest rate is 6.500%. Further details not provided.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
 No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. The foreclosure complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the step judgment was entered for xx/xx/2025. The step sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was on hold due to loss mitigation. As per UT dated xx/xx/2025, the foreclosure order to notice was filed on xx/xx/2025 under xx Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Processing Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Processing Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "The tape shows the property has xx and the file lacks documentation for any associated monthly cost and confirmation of mortgagee rights. UT shows x prior UCCs against the subject property related txx. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the lender did not obtain the supporting documents for solar panel expenses in DTI. Further details not provided. Lender defect. The subject loan originated on xx and the X-year SOL is active. BWR has xx
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "The ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74740366	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,200.79	XX/XX/XXXX	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$688.21	11.875%	240	xx	xx	Conventional	Fixed	Cash Out	85.345%	85.345%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	38.615%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property that originated on xx
The 1st installment of xx taxes for 2025 has been paid in the amount of $1,200.79 on xx/xx/2025.
The 2nd installment of xx taxes for 2025 is to follow.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $688.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $688.21 with an interest rate of 11.875%. The current UPB reflected as per the payment history is $61,083.68. The deferred balance is $7,570.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $61,083.68.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject loan has been reinstated and the FC has been dismissed.
As per the comment dated xx/xx/2025, the step sale is scheduled on xx/xx/2025. No further details are available.
As per the comment dated xx/xx/2024, the deferral program has been approved to the borrower in the amount of $7,570.31 with P&I of $688.21 with an effective date of xx/xx/2024.
As per the comment dated xx/xx/2024, the reason for the default of the borrower is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The subject loan was modified on xx/xx/2024.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:The foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the subject loan has been reinstated and the FC has been dismissed. As per the comment dated xx/xx/2025, the step sale is scheduled on xx/xx/2025. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As per the seller’s tape data, the defect shows as the early payment default due to excessive obligations. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at XX.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is a second lien. First lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73010247	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,676.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,387.70	10.025%	240	xx	xx	Conventional	Fixed	Cash Out	65.725%	65.725%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	741	44.942%	Second	Unavailable	XXXX	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	8.375%	$1,964.61	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The 1st and 2nd installments of xx taxes for 2025 were paid in the total amount of $4,676.26 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,964.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,964.91 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $255,041.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $255,041.00.
The loan was modified on xx/xx/2025.
As per servicing comment dated xx/xx/2025, the property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2025. As per the modified term, the new principal balance is $255,224.36. The monthly P&I is $1,964.61 with an interest rate of 8.375% beginning on xx/xx/2025 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	xx	3: Curable	* Compliance Testing (Lvl x) "The loan fails the compliance delivery and timing test for the CD dated xx/xx/xxxx. The document tracker is missing, and x business days were added to get the receipt date of xx/xx/xxxx, which is after the consummation date of xx/xx/xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xxx.xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xxx.xx.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated xx.xxx% exceeds APR threshold of xx.xxx% over by +x.xxx%."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID violation due to decrease in lender credit on Closing Disclosure dated xxx/xx/xxxx. Initial CD dated xx/xx/xxxx reflects lender credit at $xx.xx. Final CD dated xx/xx/xxxx reflects lender credit at $xx.xx. This is decrease of +$xx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx and the x-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeding the fees threshold of $x,xxx.xx by +$xxx.xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xxx.xx.  The loan failed the GSE (Fannie Mae public guidelines) QM APR test due to the APR calculated at xx.xxx% exceeding the APR threshold of xx.xxx% by +x.xxx%."
* Loan does not conform to program guidelines (Lvl x) "Seller tape defect shows early payment default. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at XX.XXX% exceeding the APR threshold of XX.XXX% by +X.XXX%. The subject loan is a second lien. First lien is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%.

																																																																																								Loan failed CA AB XXX Higher-Priced Mortgage Loan Test due to APR calculated XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74257018	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,209.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.02	6.500%	240	xx	xx	Conventional	Fixed	Refinance	47.723%	47.723%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	48.762%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.500%	$879.87	XX/XX/XXXX	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 UCC liens against the subject property in favor of xx
The annual installment of xx taxes for 2024 has been paid in the amount of $786.58 on xx/xx/2024.
The annual installment of xx taxes for 2024 has been paid in the amount of $423.40 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 09 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2025 in the amount of $797.02 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $797.02 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $106,462.86.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 09 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $106,462.86.
As per the servicing comment dated xx/xx/2025, the loan was modified.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the forbearance plan began on xx/xx/2024 and will continue until xx/xx/2025. No further details have been found.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
BWR has 1.91xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed mortgage originated on xxwith a P&I of $797.02, a rate of interest of 6.500%, and a maturity date of xx/xx/2044. The current P&I as per the latest payment history as of xx/xx/2025 is $797.02, and the rate of interest is 6.500%. The current UPB reflected as per the payment history tape data is $106,462.86. As per the servicing comment dated xx/xx/2025, the loan was modified. The monthly P&I is $879.87 with an interest rate of 6.500% beginning on xx/xx/2025. The modification agreement is missing from the loan file.		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows undisclosed debt opened prior to closing. Revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14231350	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$975.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$432.03	9.925%	240	xx	xx	Conventional	Fixed	Cash Out	75.303%	75.303%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	33.179%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The annual installment of combined taxes for 2025 has been paid in the amount of $975.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $432.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $432.03 with an interest rate of 9.925%. The current UPB reflected as per the payment history is $44,507.17.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $44,507.17.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the defect as “early payment default.” As per the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx. Further details were not provided."
* ROR not hand dated by borrower(s) (Lvl x) "The right of rescission is not hand-dated by the borrower."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) because an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. Subject is a second lien. First lien is escrowed.
																																																																																								The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at XX.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68161984	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,427.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$439.50	10.175%	240	xx	xx	Conventional	Fixed	Cash Out	77.472%	77.472%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	37.675%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property originated on xx
The 2nd installment of xx taxes for 2025 is due in the total amount of $2,213.76 on xx/xx/2025.
The 1st installment of xx taxes for 2025 was paid in the amount of $2,213.81 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $439.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $439.50 with an interest rate of 10.175%. The current UPB reflected as per the payment history is $44,616.70.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $44,616.70.
As per the servicing comment dated xx/xx/2025, the RFD is fraud.
As per the tape data, the subject property has been occupied by the owner.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The borrower has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "As per the tape data, there is a defect for early payment default. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx. No further details provided."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) because an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is a second lien. The first lien is escrowed. Loan failed the Qualified Mortgage Safe Harbor threshold test due to APR calculated at XX.XXX% exceeding APR threshold of X.XXX% by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8074434	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	Not Applicable	Yes	Not Applicable	First	$0.00	$4,695.83	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,262.65	7.375%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	801	802	36.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $4,695.83 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $2,179.53 with an interest rate of 7.375%. The current UPB, reflected as per the payment history seller's tape is $327,600.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB, reflected as per the payment history seller's tape is $327,600.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Origination Appraisal	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The tape and review of the file show the subject loan closed with PIW, and the loan program required a full appraisal when the subject loan was restructured. Further details not provided. XXXX search shows an estimated value of $xxxK. The current UPB is xxxK."
																																																																																							* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62980743	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$2,265.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,272.49	2.750%	360	xx	xx	VA	Fixed	Cash Out	71.327%	71.327%	Full Documentation	Not Applicable	XXXX	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	43.929%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior child support lien against the borrower in favor of xx
There is a child support lien against  xx
There is a civil judgment agains txx
The first and second installments of xx taxes for 2024/2025 have been paid in the amount of $2,265.20 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,988.52(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,272.49 and the interest rate is 2.750%. The current UPB reflected as per the payment history is $285,273.05.

Collections Comments:As per tape data, the loan is paid in full.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $285,273.05.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a refinance case, originated on xx and the X-year SOL has expired.  Loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a refinance case, originated on xx and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed the TRID total of payments test. Total of payment disclosed on the final CD as $XXX,XXX.XX. Calculated total of payments is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.   Loan failed charges that cannot increase X% tolerance test. Initial CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the X-year SOL has expired."
* Loan does not conform to program guidelines (Lvl X)     "Tape shows the one-time restoration was done on another property instead of the subject property. Review of the file shows an appraisal report was made subject to completion of repairs. XXXXD is available, which states the repairs are completed on the subject property. Further details not provided."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52284107	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$8,367.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,550.29	9.250%	360	xx	xx	Conventional	Fixed	Cash Out	67.546%	67.546%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	732	49.178%	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property originated on xx
The first and second installments of xx taxes for 2024/2025 have been paid in the total amount of $8,367.00 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,550.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,550.29 with an interest rate of 9.250%. The current UPB reflected as per payment history is $309,363.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $309,363.87.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx  BWR2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx does not reflect the appraisal re-inspection fee. Post CD dated xx/xx/xxxx reflects appraisal re-inspection fee at $xxx.xx. This is an increase in the fee of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   The subject loan is a refinance, originated on xx, and the SOL is x years."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows the subject loan does not meet guideline requirements for delinquent credit history, and BWR was delinquent xXxx and xXxx on an installment account opened on xx/xx/xxxx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender excluded the full rental tax, insurance and HOA payments from the DTI. Lender defect. Revised DTI XX.XX%. Subject loan originated xxand the X-year SOL is active. The BWR is xx, BWR X is xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14787149	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,071.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,699.79	6.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	789	699	44.351%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,948.66 on xx/xx/2024
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was received on xx/xx/2025 in the amount of $3,423.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,699.79 with an interest rate of 6.750%. The current UPB reflected as per the payment history tape data is $414,069.22.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $414,069.22.
Per tape data, the occupancy of the subject property is stated as investment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeding the fees threshold of $xx,xxx.xx by +$x,xxx.xx. The below fees were included in the test. Lender Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceeding the fees threshold of $xx,xxx.xx by +$x,xxx.xx. The below fees were included in the test. Lender Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject closed as a xnd home and the BWR is xx. Further details not provided."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55821527	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,358.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,689.31	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	30.245%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on 1xx
No active judgments or liens have been found.
The 1st and 2nd installments of xx taxes for 2024/2025 were paid in the total amount of $2,358.36 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,020.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,689.31 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $412,595.51.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $412,595.51.
As per the tape data, the subject property has been occupied by the owner.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR hasxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report in the loan file is subject to completion of repairs. The tape and review of the appraisal report show solar panel documentation missing, installation of a water heater and smoke detector, painting in the bathroom and bedroom, and missing trim and siding. The estimated cost to cure is $XXK. The XXXXD completion report is missing from the loan documents. The final CD does not reflect any escrow holdback."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes		Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36237848	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,676.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.69	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	727	797	45.823%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2023-24-2025 have been paid in the total amount of $4,148.03 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,504.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,212.69 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $178,213.37.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $178,213.37.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx
BWR2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated income (change from Sched C to Sched E) and excluded an auto loan from the DTI. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the X-year SOL is active. The BWR is xx, BWR X is xx

																																																																																								xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90675390	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,704.49	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,432.08	6.250%	360	xx	xx	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	45.521%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx
The subject mortgage was re-recorded on xx/xx/2025 to correct the VA xx.
No active liens and judgments have been found against the borrower and property.
The xx taxes for 2024 were paid in the amount of $1,636.31 on xx/xx/2024.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,750.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,432.08 with an interest rate of 6.250%. The current UPB is $394,248.47.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $394,248.47.
As per seller’s tape data, the subject property is owner-occupied.
No details have been found regarding bankruptcy and foreclosure.
No details have been found regarding damage.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan failed the VA late fees test, as the late fee of x% charged on the loan exceeds the threshold of x.xxx%, and it is over by x.xxx%."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx reflects transfer taxes at $x,xxx.xx. CD dated xx/xx/xxxx reflects transfer taxes at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx, and the SOL is x years."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows the subject loan does not meet GNMA seasoning period requirements. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55838334	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,328.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,471.45	6.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	48.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on 0xx No active judgments or liens have been found. The first installment of xx taxes for 2024/2025 has been paid in the amount of $3,164.26 on xx/xx/2025. The second installment of xx taxes for 2024/2025 is due in the amount of $3,164.26 on xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,092.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,471.45 with an interest rate of 6.500%. The current UPB reflected as per payment history is $231,084.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $231,084.13.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report is as is, and the comment and photo addendum show the minor damages to the window and the front door's exterior frame; the garage's exterior siding and trim had chipped paint, and the interior paint is outdated. The cost of repairs is $X,XXX. The XXXXD report is missing from the loan documents. The final CD does not reflect the escrow holdback."		* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated income. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the X-year SOL is active. The BWR is employed with xx xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89912510	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,600.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,286.31	6.750%	360	xx	xx	Conventional	Fixed	Purchase	94.000%	94.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	749	48.503%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one credit card judgment against the borrower in favor of xx
There are fourteen state tax liens against the borrower, in favor of xx
The first and second installments of xx taxes for 2023/2024 have been paid in the total amount of $4,600.14 on xx/xx/2024 and xx/xx/2024.
The first installment of xx taxes for 2024/2025 has been paid in the amount of $2,530.08 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,939.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,286.31 with an interest rate of 6.750%. The current UPB reflected as per payment history is $342,138.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $342,138.58.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx. BWR2 has xx, BWR2 had xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWRX was not xx. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWRX and BWRX have xx
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID violation test failed due to a decrease in lender credit on the final closing disclosure. The initial LE dated xx/xx/XXXX reflects lender credit at $XXX.XX. The final CD dated xx/xx/XXXX reflects lender credit at $XXX.XX. This is a decrease of the $XX.XX fee, which has a X% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7516705	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$185.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,458.16	6.250%	360	xx	xx	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	Unavailable	644	Not Applicable	50.314%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xxtaxes for 2024 has been paid in the amount of $185.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,751.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,458.16 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $232,266.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $232,266.22.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
BWR has xx. Previously, BWR had xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. LE dated xx/xx/xxxx reflects Transfer Taxes at $xxx.xx. CD dated xx/xx/xxxx reflects Transfer Taxes at $xxx.xx. This is an increase in fee of +$x.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the x-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the loan closed x day early and did not meet the FHA flipping prohibition guidelines requirement between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx with a sales price of $xxxK and the subject loan closed on xx with a sales price of $xxxK. Further details not provided. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."
* MI, FHA or MIC missing and required (Lvl x)     "FHA MI certificate is missing from the loan documents."
* Missing flood cert (Lvl x)     "The flood certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12520210	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	XXXX	$0.00	$3,453.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,067.64	5.500%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	42.127%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are three prior civil judgments against the borrower in favor of xx
There is a prior hospital lien against the borrower in favor of xx
There is a junior credit card judgment against the borrower in favor of xx
The first and second installments of xx taxes for 2024 have been paid in the amount of $3,453.4 on xx/xx/2025 and xx/xx/2025.
The water charges have been delinquent in the amount of $257.32, which was due on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,537.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,067.64 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $187,621.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $187,621.42.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
BWR has 5 xx. Additionally, BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan fails the qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx by +$xx.xx. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx.

The loan fails the FHA QM rebuttable presumption test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx by +$xx.xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx.

The loan failed the FHA QM safe harbor test threshold test due to an APR calculated at x.xxx% exceeds the APR threshold of x.xxx% by -x.xxx%."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx by +$xx.xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows LTV was calculated based on appraised value, as the subject property was being acquired within the prior xx months. Further details not provided. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63503332	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$6,494.74	$25,469.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,211.15	5.875%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	42.506%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of xxtaxes for 2025 has been paid in the amount of $6,367.47 on xx/xx/2025.
The second installment of xx taxes for 2025 has been delinquent in the total amount of $6,464.74, which is good through xx/xx/2025.
The annual installment of utility/MUD charges for 2025 has been delinquent in the total amount of $796.32, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,211.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,211.15 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $1,045,686.35.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $1,045,686.35.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. Prohibited Fees: $x.x Tax Service Fee paid to the lender. A search of NMLS Consumer Access on xx/xx/xxxx shows the originator has a Residential Mortgage Lender License."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (xx CFR §xxxx.xx(e)(x)(iv)(D)) A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/xxxx.  The initial loan estimate delivery date test failed due to the initial LE being dated xx/xx/xxxx and delivered on xx/xx/xxxx, which is more than x business days from the initial application date of xx/xx/xxxx.  The loan fails ComplianceEase charges that cannot increase the test and charges that cannot increase more than xx% due to the loan failing the initial loan estimate delivery and timing test.  Loan failed charges in total cannot increase more than xx% in the tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees at +$xx,xxx.xx. The CD dated xx/xx/xxxx reflects the sum of Section C and the recording fee at +$xx,xxx.xx. This is a cumulative increase of +$xx,xxx.xx for charges that in total cannot increase more than xx% in the test. COC for the increase in fee is missing from the loan documents.  Loan failed charges in total cannot increase more than xx% in the tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees at $x,xxx.xx. The CD dated xx/xx/xxxx reflects the sum of the Section C fee. This is a cumulative increase of $x,xxx.xx for charges that in total cannot increase more than xx% in the test. COC for the increase in fee is missing from the loan documents."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow document is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR purchased another property X day after the closing of the subject loan. Revised DTI is over XX%. BWR defect. The subject loan originated onxx and the X-year SOL is active. BWR has xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88884152	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,434.95	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$984.78	5.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	39.947%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xxtaxes for 2024 has been paid in the amount of $1,253.45 on xx/xx/2024.
The annual installment of xxtaxes for 2025 has been paid in the amount of $1,181.50 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,344.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $984.78 with an interest rate of 5.750%. The current UPB, as reflected in the payment history, is $163,740.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $163,740.80.
As per the seller’s tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape defect shows early payment default and BWR is current now. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67436765	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,498.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,542.54	8.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	765	Not Applicable	20.021%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of xx taxes for 2024 has been paid in the amount of $749.34 on xx/xx/2024.
The second installment of xx taxes for 2024 has been paid in the amount of $749.34 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,776.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,542.54 with an interest rate of 8.125%. The current UPB, as reflected in the payment history, is $205,761.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $205,761.36.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows the defect as EPD. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94757734	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,823.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.41	6.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	777	798	41.300%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $2,823.64 on xx/xx/2024.
The water/sewer charges are due in the amount of $90.87 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,663.31(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,313.41 and the interest rate is 6.750%. The current UPB reflected as per the payment history is $201,328.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $201,328.40.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.   BWR2 has xx. Previously, BWR2 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "Subject approved as OO. Tape shows subject is NOO as BWRs have other properties including a primary and additional NOO property. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl x) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* LE/CD Issue date test Fail (Lvl x)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is xx/xx/xxxx, which is less than three business days before the consummation date of xx/xx/xxxx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The seller’s tape shows the borrower was xx days late on the first two payments by a couple of days. They are current now. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved at XX.X%. Tape shows occupancy concern as subject is NOO as the BWR owns xx. Lender defect. Review shows ATR confirmed as lender did not use rental income from subject to qualify BWR. BWRX has xx		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93717111	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,262.47	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,892.51	7.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	48.271%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024-2025 have been paid in the amount of $8,262.47 on xx/xx/2025.
The water/sewer charges are paid.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,848.89(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,892.51 and the interest rate is 7.750%. The current UPB reflected as per the payment history is $402,889.59.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $402,889.59.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows the subject is NOO as the BWR departing residence remained his primary residence. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows the subject is NOO as the BWR departing residence remained his primary residence. causing the lender to omit BWR primary housing expense. Also, tape shows SSI and life insurance claim income were grossed up incorrectly. Further details not provided. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWR receives xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88185216	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$21,342.66	$13,936.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,322.50	$4,904.67	7.125%	480	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	28.820%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active code enforcement lien against the subject property in favor ofxx
There are three prior judgments against the borrower in favor of the xx
The first installment of xx taxes for 2024/2025 has been paid in the amount of $6,631.74 on xx/xx/2024.
The first installment of xx (supplemental) taxes for 2025/2026 has been paid in the amount of $510.86 on xx/xx/2025.
The second installment of xx (supplemental) taxes for 2025/2026 is due in the amount of $464.42 on xx/xx/2025.
 The second installment ofxxtaxes for 2024/2025 is delinquent in the amount of $7,304.91, which is good through xx/xx/2025.
The annual installment of xx (supplemental) taxes for 2024/2025 is delinquent in the amount of $9,868.39, which is good through xx/xx/2025.
The annual installment of xx(supplemental) taxes for 2024/2025 is delinquent in the amount of $4,169.36, which is good through xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,322.50, which was applied for the due date of xx/xx/2025. The current monthly payment is $4,322.50 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $728,000.00. The loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $728,000.00. The loan is interest-only for 120 months.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx reflects Points—Loan Discount Fee at $xx,xxx.xx. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xx,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape data shows EPD. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. The loan is interest-only for xxx months."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65029806	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Other	$0.00	$44,660.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$18,875.57	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	69.792%	69.792%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	46.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two active notices of special tax liens against the subject property, xx
The first installment of xx taxes for 2024/2025 has been paid in the amount of $22,325.45 on xx/xx/2025.
The second installment of xx taxes for 2024/2025 has been paid in the amount of $22,335.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $18,875.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $18,875.57 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $2,505,074.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $2,505,074.81.
As per the comment dated xx/xx/2025, the reason for the default is delayed work payments.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Additionally, BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows EPD. The first payment date is xx/xx/xxxx. The payment for the due dates xx/xx/xxxx and xx/xx/xxxx was made on xx/xx/xxxx and xx/xx/xxxx, respectively. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
724749	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,258.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$136.35	7.375%	120	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	741	Not Applicable	6.375%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property that was originated on xx
The annual installment of county taxes for 2024 has been paid in the amount of $1,258.00 on xx/xx/2024.
The water charges are due in the amount of $142.90 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $136.35(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $136.35 and the interest rate is 7.375%. The current UPB reflected as per the payment history is $10,089.56.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $10,089.56.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Previously, BWR had 9 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* Intent to Proceed Missing (Lvl x) "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "The seller’s tape shows EPD. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx."
* Missing flood cert (Lvl x)     "The flood certificate is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "The settlement services provider list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85707474	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,183.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.67	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	22.946%	22.946%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	41.598%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2025 have been paid in the amount of $5,890.04 on xx/xx/2025 and xx/xx/2025.
The third installment ofxx taxes for 2025 is due in the amount of $3,646.52 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,094.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $947.67 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $147,339.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $147,339.82.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows income miscalculation and a revised DTI of XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx	* ComplianceEase State Regulations Test Failed (Lvl x) "Loan fails prohibited fees test. The below fees were included in the test: Notice of Settlement Fee paid by borrower: $xx.xx Processing Fee paid by Borrower: $xx.xx Title: Transaction Mgmt Fee paid by borrower: $xx.xx Title Closing Protection Letter, paid by Borrower: $xx.xx Warehousing Fee paid by Borrower: $xx.xx"	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79772104	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$154.50	$5,175.22	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,303.07	5.000%	360	xx	xx	Conventional	ARM	Purchase	79.000%	79.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	758	44.524%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $5,278.72 on xx/xx/2025.
The annual installment of utilities/MUD taxes for 2025 has been paid in the amount of $446.79 on xx/xx/2025.
The 4th installment of utilities/MUD taxes for 2025 has been paid in the amount of $116.54 on xx/xx/2025.
The first and second installments of utilities/MUD taxes for 2025 are delinquent in the total amount of $304.50, which is payable on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,303.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,303.07 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $794,754.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $794,754.10. Unable to determine the current condition and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. BWR1 has xx. Previously, BWR1 had 1xx. BWR2 hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/xxxx. The initial LE dated xx/xx/xxxx reflects a lender credit of $x,xxx.xx, and the final CD dated xx/xx/xxxx reflects a lender credit of $x.xx. This is a decrease of +$x,xxx.xx for a fee that has a x% tolerance test. The subject loan is a purchase originated on xx, and the SOL is x year."
																																																																																							* Intent to Proceed Missing (Lvl x) "The borrower's intent to proceed is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows income miscalculation and a revised DTI of XX%. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWRX has xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48019705	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,743.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,884.39	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	48.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property originated on xx
The first installment of xx taxes for 2024 has been paid in the amount of $7,871.71 on xx/xx/2025.
The second installment of xx taxes for 2024 has been paid in the amount of $7,871.71 on xx/xx/2025.
The water charges for 2025 have been delinquent in the amount of $430.51.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,680.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,884.39 with an interest rate of 7.250%. The current UPB, as reflected in the payment history, is $704,711.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $704,711.68.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculations, and the lender omitted debt with BOA from DTI calculations without supporting documents. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWR has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX reflects points - loan discount fee at $XXXXX.XX. Final CD dated xx/xx/XXXX reflects points - loan discount fee at $XX,XXX.XX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx and the X-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13936908	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,665.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,128.73	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	37.072%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $2,665.40 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,948.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,128.73 with an interest rate of 6.990%. The current UPB reflected as per payment history is $614,882.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $614,882.39.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR works for family company, VOE does not match paystubs and income was overstated. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWR has xx	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan failed the state regulation late fees test, as the late fee of $xxx.xx charged on the loan exceeds the threshold of $xxx.xx, and it is over by +$xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. The CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fees of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
																																																																																							The subject loan is a purchase originated on xx, and the SOL is x year."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86120215	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,434.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$806.79	6.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	46.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of $1,036.85 on xx/xx/2025.
The annual school taxes for 2024 have been paid in the amount of $1,397.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,082.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $806.79 with an interest rate of 6.62500%. The current UPB reflected as per the payment history is $125,777.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $125,777.06.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl X) "The tape and file show the subject condo project is involved in active litigation with one of the unit owners over water infiltration into their unit and demanding recovery damages to their unit. Further details not provided. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76438702	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$575.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.69	6.500%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	48.977%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $575.24 on xx/xx/2024 and xx/xx/2025.
 No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $1,414.13, which applied for the due date of xx/xx/2025. The current P&I is $1,235.69 with an interest rate of 6.500%. The UPB is not mentioned in the latest payment history. The UPB per payment history tape as of xx/xx/2025 is $194,059.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is not mentioned in the latest payment history. The UPB per payment history tape as of xx/xx/2025 is $194,059.00.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The tape and file show the HOA questionnaire available in the file does not provide any information regarding critical repairs or inspections within the past x years. The file does not contain any inspection report addressing the condo project condition. Tape shows condo had a deficiency at the time of underwrite. The appraisal report is as is with no pending repairs or visible damage. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70050407	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$1,853.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,284.04	7.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	48.027%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of xx taxes for 2024 has been paid in the amount of $926.57 on xx/xx/2024.
The second installment of xx taxes for 2024 has been paid in the amount of $926.57 on xx/xx/2025.
The water charges are due in the amount of $87.72, which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,603.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,284.04 with an interest rate of 7.250. The current UPB, as reflected in the payment history is $329,449.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $329,449.03.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWR has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The LE dated xx/xx/XXXX does not reflect points -loan discount fee. The CD dated xx/xx/XXXX reflects points-loan discount fee of $X,XXX.XX. This is an increase in fees of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84456450	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,617.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,545.21	5.000%	360	xx	xx	VA	Fixed	Purchase	85.094%	85.094%	Full Documentation	Yes	XXXX	xx	5.820%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	708	32.865%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,572.41 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,235.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,545.21 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $804,584.70.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $804,584.70.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR has  xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan does not meet the xx% guaranty requirement of GNMA. Further details not provided."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X) "Initial escrow account disclosure is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34557969	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,458.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,182.95	8.000%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	741	34.057%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual xxtaxes for 2024 were paid in the amount of $2,458.08 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,761.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,182.95 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $293,236.21.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $293,236.21. As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income. No foreclosure activity has been found. No post-close bankruptcy record has been found. No information has been found related to damage or repairs. As per servicing comments dated xx/xx/2024, the subject property has been occupied by the owner. BWR has been xx. BWR2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan does not meet guidelines, as the non-occupying borrower is involved in the subject loan. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "The loan failed the charges that cannot increase X% tolerance test. The loan estimate (LE) dated xx/xx/XXXX reflects a points-loan discount fee of $X,XXX.XX. The closing disclosure (CD) dated xx/xx/XXXX reflects a points-loan discount of $X,XXX.XX. This represents an increase in fees of $XXX.XX for charges that cannot increase. A valid change of circumstance (COC) for the increase in fee is missing from the loan documents. The subject is a purchase case originated on xx and the X-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure is missing from the loan document."
																																																																																								* Intent to Proceed Missing (Lvl X) "Intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97133701	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$631.41	6.490%	360	xx	xx	Conventional	Fixed	Purchase	22.222%	22.222%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	795	48.850%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,565.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $631.41 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $98,976.27.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $98,976.27.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The tape shows a defect, that the condition of the property is unacceptable. There were no details that the repairs were completed.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Compliance failing for State Regulations PA License Validation Test. In the state of PA, the lender is licensed under state ID xx As of XXXX per the xx
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Tax Certificate Fee. Final CD dated xx/xx/XXXX reflects Tax Certificate Fee at $XX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* Missing Required Disclosures (Lvl X) "Homeownership counseling disclosure is missing from the loan documents. Your home loan toolkit disclosure tracking is missing in the loan file. The intent to proceed document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9065269	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,890.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,909.17	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	751	44.957%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
The first installment of xx taxes for 2024 has been paid in the amount of $945.00 on xx/xx/2025.
The second installment of xx taxes for 2024 has been paid in the amount of $945.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,271.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,909.17 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $434,776.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $434,776.69.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
BWR 2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. The tape shows miscalculation of BWR's income as the co-borrower's income was declining. Revised DTI is XXX%. Further details not provided. Lender defect. The subject originated on xx, and the X-year SOL is active. BWRX has xx	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx does reflect points—loan discount fee and transfer taxes fee—at $xxx.xx. The CD dated xx/xx/xxxx reflects points—loan discount fee and transfer taxes fee—at $x,xxx.xx. This is an increase in fees of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject is a purchase case originated on xx and the x-year SOL is active."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69224048	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,477.73	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,633.77	7.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	101.850%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	48.997%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property that originated on xx
The annual installment of combined taxes for 2024 has been paid in the amount of $4,477.73 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,254.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,633.77 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $240,166.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $240,166.53.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Additionally, BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl x) "The tape and review of the file show the subject was closed with xxcredit was repulled, and an attempt was made to rerun the AUS, which is not acceptable. Further details not provided."	* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect Flood Transfer Fee. CD dated xx/xx/XXXX reflects Flood Transfer Fee at $XX.XX.
Loan estimate dated xx/xx/XXXX does not reflect Investor review fee. CD dated xx/xx/XXXX reflects Investor review fee at $XXX.XX.
Loan estimate dated xx/xx/XXXX does not reflect Tax Certificate Fee. CD dated xx/xx/XXXX reflects Tax Certificate Fee at $XX.XX.
Loan estimate dated xx/xx/XXXX does not reflect Compliance Audit / Quality Control Fee. CD dated xx/xx/XXXX reflects Compliance Audit / Quality Control Fee at $XXX.XX.
Loan estimate dated xx/xx/XXXX reflects Processing Fee at $XXX.XX. CD dated xx/xx/XXXX reflects Processing Fee at $XXX.XX.
Loan estimate dated xx/xx/XXXX reflects Underwriting Fee at $XXX.XX. CD dated xx/xx/XXXX reflects Underwriting Fee at $XXX.XX.
																																																																																								This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is a purchase case originated on xx, and the X-year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35955669	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,224.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,212.93	6.375%	360	xx	xx	Conventional	Fixed	Purchase	55.080%	55.080%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	48.717%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $6,448.76 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,028.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,212.93 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $506,159.22.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $506,159.22.
According to the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX%. Tape shows two undisclosed debt with a total monthly payment of $X,XXX opened prior to closing. Revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR started xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "This loan failed the written list of service providers disclosure date due to the written list of service providers disclosure date being less than the seventh business day before consummation of the transaction.

Loan failed charges that cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and Recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and Recording fee at $XXXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31492554	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,341.78	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	30.121%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
The 1st installment of combined taxes for 2025 has been paid in the amount of $839.55 on xx/xx/2024.
The 2nd installment of combined taxes for 2025 has been paid in the amount of $839.55 on xx/xx/2025.
The 1st installment of combined taxes for 2025 supplemental has been paid in the amount of $469.09 on xx/xx/2025.
The 2nd installment of combined taxes for 2025 supplemental has been paid in the amount of $469.09 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,595.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,341.78 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $199,181.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $199,181.37.
As per the seller’s tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The tape shows repairs required prior to closing of the loan are not completed. The appraisal report shows some deferred maintenance on the sheds, and it is cosmetic repairs. An excerpt from an email conversation shows the subject property needs repairs, which will not be completed until April 2025. No evidence has been found regarding repair completion.
BWR1 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The tape shows that the required repairs prior to loan closing have not been completed. The appraisal report does not reflect any deferred maintenance. An email dated xx/xx/XXXX states that the repairs are required and will not be completed until April XXXX. A final inspection report confirming the completion of these repairs is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* Intent to Proceed Missing (Lvl x) "The borrower's intent to proceed is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed TRID total of payments test due to charge $XXX,XXX.XX allow $XXX,XXX.XX less by $X,XXX.XX."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82675832	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$562.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,832.28	7.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	36.467%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of xx taxes for 2025 has been paid in the amount of $562.00 on xx/xx/2025.
The 2nd installment of xx taxes for 2025 is due in the amount of $562.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,407.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,832.28 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $273,695.06.	Collections Comments: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $273,695.06.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape and review of the file shows the appraisal report shows a damaged window, missing deck railing, and loose desk boards."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a purchase, originated on xx, and the X-year SOL is active.

TRID total of payment disclosed on final CD as $XXX,XXX.XX. Calculated total of payments is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than -$XXX.XX.

Exception downgraded to LVL X:

The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d)."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at “xxstates that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5075506	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,778.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,433.75	6.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	732	33.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 has been paid in the amount of $1,389.07 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $1,389.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,962.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,433.75 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $214,580.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $214,580.57.
Unable to determine the occupancy of the subject property
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx
Previously BWR1 had xx
BWR2 has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR xx. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWRX hasxx. BWRX has xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28856737	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,760.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$758.86	6.750%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	43.665%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
The first installment of xx taxes for 2024 has been paid in the amount of $1,353.94 on xx/xx/2024.
  The second installment of xx taxes for 2024 has been paid in the amount of $625.74 on xx/xx/2025.
  The annual installment of utilities/MUD charges for 2025 is due in the amount of $175.00 on xx/xx/2025.
The second installment of xx taxes for 2025 is due in the amount of $1,760.98 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $955.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $758.86 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $115,753.08.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $115,753.08.
   No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
   No post-close bankruptcy record has been found.
BWR has 2 xx
Previously, BWR had xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows BWR xx. Further details not provided. BWR defect. The loan originated on xx, and the X-year SOL is active. BWR has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX reflect points - loan discount fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects Points - Loan Discount fee at $X,XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is X year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79936765	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,800.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.02	7.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	772	Not Applicable	49.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2026 are due in the total amount of $1,900.04 on xx/xx/2025 and xx/xx/2025.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2025 have been paid in the total amount of $3,800.08 on xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,096.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,773.02 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $248,246.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $248,246.74.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property has critical repairs. The type and cost of repairs are not available. No information has been found regarding completion of repairs.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape shows the subject property is a condo with critical repairs, and review requirements were not met. Further details not provided. The review of the file shows the xxxxD, or XXXX certificate of repair completion, is missing. XXXX search shows an estimated value of $XXXX. The current UPB is $xxxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved as NOO at XX.XX%. The tape shows rental income misrepresentation, and the documentation for the borrower returning to work is xx BWR defect. Further details not provided. The subject originated onxx, and the X-year SOL is active. BWR has xx
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X) "Initial escrow account disclosure signed by borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74626117	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,788.67	7.250%	360	xx	xx	Conventional	Fixed	Purchase	98.943%	98.943%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	703	22.163%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,951.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,201.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,788.67 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $260,954.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $260,954.06.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID violation due to decrease in lender credit on CD dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects lender credit at $xxx.xx. Final CD dated xx/xx/xxxx reflects lender credit at $xxx.xx. This is decrease of $x.xx for fee which has x% tolerance test. Valid COC for the decrease in xx is missing from the loan documents. The subject is a purchase case originated on xx, and the x-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape shows the appraised value on the AUS report does not match the appraised value on the appraisal report. Further details not provided. Appraisal shows value of $xxx,xxx.xx. Current UPB $xxxK."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24855199	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,243.98	5.625%	360	xx	xx	VA	Fixed	Purchase	84.926%	84.926%	Full Documentation	Yes	XXXX	xx	5.780%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	55.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,443.27 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,362.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,243.98 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $378,785.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $378,785.92.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows the subject loan does not meet the xx% guaranty requirement of GNMA. Further details not provided."
																																																																																							* Missing Initial xxxx_Application (Lvl x) "Initial application signed by the loan originator is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47304047	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,611.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,114.29	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	807	770	41.304%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a civil judgment against the borrower in favor of xx
The 1st installment of xx taxes for 2025 has been paid in the amount of $3,305.96 on xx/xx/2025.
The 2nd installment of xx taxes for 2025 is due in the amount of $3,305.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,393.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,114.29 with an interest rate of 7.625%. The current UPB is $439,038.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $439,038.54.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner occupied.
BWR has xx BWR has xx
BWR 2 has xx. BWR has xx. BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx does reflect Points - Loan Discount Fee $x.xx. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is available from the loan documents."
																																																																																							* Property Marketability Issues (Lvl x) "Tape and appraisal report shows that the subject property is located on a double lot that has the potential for subdivision, and the lot should be subdivided into two parcels, both with their own legal description and PID number. Further details not provided. Subject is a SF in Minneapolis xx UPB $xxxK."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98808691	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.27	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	49.201%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
No active judgments or liens have been found.
The first installment of xx taxes for 2023/2024 has been paid in the amount of $4,180.70 on xx/xx/2024.
The second installment of xxtaxes for 2023/2024 has been paid in the amount of $2,966.19 on xx/xx/2024.
The first annual installment ofxxtaxes for 2024/2025 has been paid in the amount of $4,048.71 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,103.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,103.27 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $148,685.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $148,685.02.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy subject property.
Unable to determine the reason for the default.
The borrower has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged of $x,xxx.xx exceeding the fee threshold of $x,xxx.xx by $x,xxx.xx.  The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Tax Certificate Fee paid by Borrower: $xx.xx
Wire Transfer Fee paid by Borrower: $xx.xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test.  The loan estimate dated xx/xx/xxxx reflects points—loan discount fee at $x,xxx.xx. The CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. The loan estimate dated xx/xx/xxxx reflects a tax certificate fee of $xx.xx. CD dated xx/xx/xxxx reflects a tax certificate fee of $xx.xx. This is a cumulative increase in fees of $xxx.xx for charges that cannot increase.  A valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl x)     "Loan failed GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeding the fees threshold of $x,xxx.xx by +$x,xxx.xx. The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Tax Certificate Fee paid by Borrower: $xx.xx
Wire Transfer Fee paid by Borrower: $xx.xx"
* Intent to Proceed Missing  (Lvl x)     "Intent to proceed is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows PITI was miscalculated. Further details not provided. The revised DTI is XX.XX% Borrower defect. The subject loan was originated on xx, and the X-year SOL is active. The borrower has xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25745603	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,119.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,320.64	6.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	30.575%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,119.87 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,609.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,320.64 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $203,779.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $203,779.44.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As per the seller’s tape data, it shows EPD. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan fails Qualified mortgage lending policy points and fees test due to Fees charged $X,XXX.XX exceeds fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
Administration Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Tax Service Fee paid by Borrower: $XX.XX
Underwriting Fee paid by Borrower: $XXX.XX
Wire Transfer Fee paid by Borrower: $XX.XX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "This loan failed the written list of service providers disclosure date test for less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.

TRID violation in charges that cannot increase test due to increase of fee in Final CD dated xx/xx/XXXX. Initial LE dated xx/xx/XXXX reflects Wire Transfer Fee & Transfer Taxes at $X.XX & $XXX.XX. Final CD dated xx/xx/XXXX reflects Wire Transfer Fee & Transfer Taxes at $XX.XX & $XXX.XX. This is fee increase of $XX.XX & $X.XX for X% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is purchase case, originated on xx and the SOL is X year expired.

Loan failed charges than in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and Recording fee at $XXXX.XX. CD dated Xxx/xx/XXXX reflects the sum of Section C and Recording fee at $XXX.XX. This is a cumulative increase of $XXXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $X,XXX.XX Exceeds Fees threshold of $X,XXX.XX Over by +$X,XXX.XX.
The below fees were included in the test:
Administration Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Tax Service Fee paid by Borrower: $XX.XX
Underwriting Fee paid by Borrower: $XXX.XX
Wire Transfer Fee paid by Borrower: $XX.XX"
																																																																																								* Intent to Proceed Missing (Lvl X) "The borrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49307198	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,871.69	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,483.54	5.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	Not Applicable	30.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	42.758%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.125%	$1,454.20	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,871.69 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,514.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,454.20 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $295,048.79.
The due dates are advanced from xx/xx/2023 to xx/xx/2025 due to modification.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $295,048.79.
As per the comment dated xx/xx/2024, the reason for the default is loss of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2024 to xx/xx/2024.
BWR has 2 years on the job as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, on xx/xx/2025. As per the modified term, the new principal balance is $296,470.33. The monthly P&I is $1,454.20 with an interest rate of 5.125% beginning on xx/xx/2025 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Transmittal (1008)	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows IPC (Interested Party Contribution) of $xK exceeded BWR's closing costs of $xK on the loan. Further details not provided."	* Transmittal (XXXX) is Missing (Lvl X) "The final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52042817	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,786.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,947.91	6.990%	360	xx	xx	Conventional	Fixed	Purchase	56.965%	56.965%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	793	43.127%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $17,786.76 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,947.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,947.91 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $587,954.43.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $587,954.43.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 2.16 years on the job as a xx.
BWR2 has 6.83 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWRX grad student income does not meet the requirements to qualify. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX and the X-year SOL is active. BWRX has X.XX years on the job as xx. BWRX has X.XX years on the job as a xx, $XXXK equity in the subject and $X,XXX residual income."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at +$XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/XXXX and the SOL is X year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10697017	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,637.60	6.625%	360	xx	xx	Conventional	Fixed	Purchase	77.500%	77.500%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	48.101%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,562.44 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,142.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,637.60 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $252,849.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $252,849.69.
As per the tape, the subject property is owner-occupied.
The appraisal report is as-is. Review of the loan file shows the subject property has 3 wooden stoves inserted, and one of them is inefficient, and the buyer agreed in the purchase contract to remove it within 30 days. The appraisal report should have been subject to the removal of the inefficient wooden stove.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a XXXX at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as-is. Review of the loan file shows the subject property has x wooden stoves inserted, and one of them is inefficient, and the buyer agreed in the purchase contract to remove it within xx days. The appraisal report should have been subject to the removal of the inefficient wooden stove."
* Assets do not meet guidelines (Lvl x) "Tape shows sufficient funds to close were not satisfactorily verified. Bank statements in the file show $xxK (savings accounts and EMD) in assets, satisfying the cash to close required of $xxK. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR's income is not supported. Revised DTI is XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX and the X-year SOL is active. BWR has X months on the job as a XXXX at xx and $XXK equity in the subject.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45135779	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,212.63	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,972.66	$6,972.66	6.375%	360	xx	xx	Conventional	ARM	Cash Out	50.481%	50.481%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$5,563.94	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
There are four XXXX liens against the borrower with different plaintiffs recorded on different dates with a total amount of $XXXX.
The 1st installment of county taxes for 2024 has been paid in the amount of $10,970.65 on xx/xx/2024.
The 2nd installment of county taxes for 2024 has been paid in the amount of $15,295.65 on xx/xx/2024.
The 1st installment of county taxes for 2025 is due in the amount of $11,212.63 on xx/xx/2025.
The annual installment of water/sewer charges is delinquent in the amount of $4,728.87, which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $10,330.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,563.94 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $1,091,370.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $1,091,370.49.
As per the collection comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
As per the collection comment dated xx/xx/2024, the RFD is decreased in income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was last modified on xx/xx/2012.
The foreclosure was initiated on the loan in 2024. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, FC was closed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, FC was closed.
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, xx, with an effective date of xx/xx/2012, and the new modified unpaid principal balance is $1,312,500.00. The modified monthly P&I of $4,175.49 with an interest rate of 2.000% starting on xx/xx/2012, which will be changed in 3 steps until the new maturity date of xx/xx/2052. The rate will change in 3 steps, which end with 4.000%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18759675	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,132.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$661.25	$968.88	5.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	612	Not Applicable	9.784%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.625%	$1,156.98	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx.
There is an IRS lien against the borrower in favor of xx, which was recorded on xx/xx/2011 in the amount of $XXXX
The first installment of county taxes for 2024 has been paid in the amount of $2,131.92 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $2,000.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,659.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,156.98 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $142,282.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $142,282.71.
As per the comment dated xx/xx/2023, the reason for default is loss of income.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $151,708.51. The monthly P&I is $1,156.98 with an interest rate of 4.625% beginning on xx/xx/2024 and a maturity date of xx/xx/2039. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "The initial XXXX application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl X) "The TIL is not hand-dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59807566	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Not Applicable	xx	xx	No	No	Not Applicable	First	$0.00	$6,725.71	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,680.87	3.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	40.075%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of $XXXX with xx.
The first installment of county taxes for 2025 is due in the amount of $6,725.71 on xx/xx/2025.
The first and second installments of county taxes for 2024 have been paid in the amount of $11,878.87 on xx/xx/2024 and xx/xx/2025.
The annual installment of water/sewer charges is due in the amount of $327.78 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on7/15/2025 in the amount of $3,880.28(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,680.87 and the interest rate is 3.250%. The current UPB reflected as per the payment history is $568,184.94.
PH shows a large payment of $19,427.88 in May 2025. The CC dated xx/xx/2025 shows the same amount paid by BWR.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $568,184.94.
As per the comment dated xx/xx/2024, the reason for the default is illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is located in a FEMA disaster area. CCs do not show damage.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14318665	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,834.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,530.80	8.125%	360	xx	xx	Conventional	Fixed	Purchase	94.992%	94.992%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	644	47.533%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$28,555.54	2.000%	$974.95	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
No active judgments or liens have been found.
The 1st annual installment of county taxes for 2024 have been paid in the amount of $5,917.43 on xx/xx/2025.
The 2nd annual installment of county taxes for 2024 are due in the amount of $5,917.43 on xx/xx/2025.
the annual water and sewer charges for 2024 have been delinquent in the total amount of $121.98, which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,581.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,384.78 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $246,550.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $246,550.61.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
According to the PACER, the borrower, xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2011. The BK was discharged on xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx filed bankruptcy under Chapter 13 with the case #xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $319,067.00, and the value of the collateral is $345,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx/xx/2011, with the secured claim amount of $347,118.74 and the arrearage amount of $4,706.29. The modified chapter 13 plan filed on xx/xx/2011 was confirmed on xx/xx/2011. The borrower has promised to make monthly mortgage payments of $980.00 for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2015.	The step modification agreement was signed between the borrower,xx, and the lenderxx, with an effective date of xx/xx/2010, and the new modified unpaid principal balance is $350,506.48, out of which $321,950.94 is the interest-bearing amount and the deferred amount is $28,555.54. The modified monthly P&I of $974.95 with an interest rate of 2.000% starting on xx/xx/2010, which will be changed in 4 steps until the new maturity date of xx/xx/2050. The rate will change in 4 steps, which end with 4.50%. There is no principal forgiven amount.		xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33715725	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	No	Not Applicable	First	$0.00	$656.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$156.71	4.130%	180	xx	xx	Conventional	Fixed	Cash Out	52.500%	52.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx.

No active judgments or liens have been found.

The annual 1st installment of county taxes for 2024 has been paid in the amount of $637.87 on xx/xx/2024.

The annual 2nd installment of county taxes for 2024 has been paid in the amount of $176.16 on xx/xx/2024.

The annual 1st installment of county taxes for 2025 is due in the amount of $656.61 on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $156.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $156.71 with an interest rate of 3.880%. The current UPB, reflected as per the payment history, is $10,900.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $10,900.52.
As per the collection comment dated xx/xx/2024. The RFD is a disaster.
No details pertaining to the damage to the subject property have been observed. As per the seller's tape data, the subject property is occupied by an unknown party.
The loan has not been modified since origination.
No foreclosure activity has been found.
The bankruptcy was filed under Chapter 7 with the case #xx. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2019.
BWR has 25 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $20,190.00, and the value of the collateral is $40,000.00. The unsecured portion is $0.00. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Report Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final CD is missing from the loan documents. Unexecuted copy of CD available in the file was used to test CE."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents."
* Homeowner's Counseling disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing proof of hazard insurance (Lvl X)     "Evidence of hazard insurance is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Notice of servicing transfer is missing the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28889685	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,354.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$437.23	3.780%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	42.073%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 are paid in the amount of $1,354.23 on different dates.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $437.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $437.23 with an interest rate of 3.530%. The current UPB reflected as per the payment history is $28,332.84.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $28,332.84.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2018. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.
Unable to determine the occupancy of the subject property.
BWR has 20.16 years on the job as a machinist with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $55,187.00, and the value of the collateral is $71,514.00. The unsecured portion is $0.00. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final CD is missing from the loan file. CE was tested using initial CD."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete as initial LE is missing from the loan file."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Notice of servicing transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl X)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96300167	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,578.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$474.54	3.071%	360	xx	xx	Conventional	Fixed	Refinance	74.360%	74.360%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	46.972%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which was originated on xx/xx/2024 and recorded on xx/xx/2024 with the instrument #XXXX
The first installment of county taxes for 2025 is due in the amount of $4,578.86 on xx/xx/2025.
The first and second installments of county taxes for 2024 have been paid in the total amount of $5,499.03 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,145.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $474.54 with an interest rate of 3.071%. The current UPB reflected as per the payment history is $100,915.38. As per tape data, the deferred balance is $3,796.32.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $100,915.38.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2021. The bankruptcy was discharged on xx/xx/2021 and terminated on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.1 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2021. The reaffirmation agreement was filed on xx/xx/2021. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $111,351.00, and the value of the collateral is $115,000.00. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2021 and terminated on xx/xx/2021.	Not Applicable	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan closed without an appraisal report. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXXK."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU (XXXX) and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55567507	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,424.51	XX/XX/XXXX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,218.89	4.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	646	Not Applicable	55.005%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.125%	$996.54	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2014 and recorded on xx.
There is an active junior partial claim mortgage against the subject property originated on xx/xx/2016 and recorded on xx.
The annual combined taxes for 2024 have been paid in the amount of $4,247.53 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,943.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $996.54 with an interest rate of 4.125%. The current UPB reflected as per payment history is $147,910.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $147,910.75.
Unable to determine the reason for default.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
As per the UT dated xx/xx/2025, the FC was initiated in 2020. The notice of lis pendens, which is located at “Ln# xx,” was recorded on xx/xx/2020. The release of lis pendens was recorded on xx/xx/2020. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the UT dated xx/xx/2025, the FC was initiated in 2020. The notice of lis pendens, which is located at “Ln# xx,” was recorded on xx/xx/2020. The release of lis pendens was recorded on xx/xx/2020. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2025. As per the modified term, the new principal balance is $149,846.47. The monthly P&I is $996.54 with an interest rate of 4.125% beginning on xx/xx/2025 and a maturity date of xx/xx/2042. There is no deferred balance and principal forgiven amount.	Good Faith Estimate	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "The loan failed the FHA QM safe harbor test threshold test due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed."
																																																																																								* Good Faith Estimate missing or unexecuted (Lvl X) "Final GFE is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36186189	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$585.54	4.926%	360	xx	xx	Conventional	Fixed	Refinance	70.968%	70.968%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	46.473%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx.
There is an active credit card judgment against the subject borrower in favor of the xx, in the amount of $XXXX, which was recorded on xx/xx/2020.
The annual installment of county taxes for 2024 has been paid in the amount of $1,279.58 on xx/xx/2025.
The annual installment of water charges for 2025 has been delinquent in the total amount of $19.00, which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan. and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1002.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $585.54 with an interest rate of 4.925%. The current UPB reflected as per the payment history is $93,199.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $93,199.74.
As per comment dated,xx/xx/2025 RFD is illness of borrower.
As per comment dated xx/xx/2025,occupancy is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  As per the comment dated xx/xx/2025, the loan is in foreclosure. As per the comment dated xx/xx/2025, foreclosure was closed. No further details provided.
No post-close bankruptcy record has been found.
BWR has 5.41 years on the job as xx.
Foreclosure Comments:As per the comment dated xx/xx/2025, the loan is in foreclosure. As per the comment dated xx/xx/2025, foreclosure was closed. No further details provided.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect points - loan discount fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed signed by the borrower is missing and ITP is located at XXXXXXXXX.pdf Pg#XXXX."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU (Locator#XXXXXXXXX Pg#XXX) and its recommendation is approve/eligible with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86602089	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,070.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,434.82	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	51.777%	51.777%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	49.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of $XXXX with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $8,070.68 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,434.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,434.82 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $455,853.84.	Collections Comments:The current status of the loan is active bankruptcy.
Unable to determine the reason for default.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $455,853.84.
According to PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2024. The bankruptcy case is still active.
No foreclosure activity has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
BWR1 has been SE for 33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2024. As per voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is $267,536.00, and the value of the collateral is $250,000.00. The unsecured portion is $17,536.00. The POC was filed by the creditor xx, on xx/xx/2025, with the secured claim amount of $463,037.44 and the arrearage amount of $0.00. The approved Chapter 13 (Doc #2) plan was filed on xx/xx/2024 and is not yet confirmed. The borrower shall pay a monthly payment of $1,909.00 per month for 60 months to the trustee under the Chapter 13 plan. The bankruptcy case is still active.	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The CE risk indicator is critical, as the loan is failing the TILA Foreclosure Rescission Finance Charge Test. Total fees charged are $XXX,XXX.XX, and allowed is $XXX,XXX.XX, it is undercharged by -$XX.XX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges cannot increase more than XX% in the tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and the recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and the recording fee at $XXX.XX. This is a cumulative increase of $X,XXX.XX for charges that in total cannot increase more than XX% per test. COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower/borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by LP (Locator# XXXXXXXXX Page #XXX) and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86895214	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Not Applicable	xx	xx	Yes	No	Not Applicable	First	$0.00	$15,112.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Unavailable	Not Applicable	xx	Not Applicable	$3,312.50	6.625%	554	xx	xx	Conventional	ARM	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	793	793	26.080%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.250%	$2,377.38	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx.
There is an active judgment against the subject borrower in favor of xx, which was recorded on xx/xx/2023.
The annual first installment of county taxes for 2024 has been paid in the amount of $7,556.13 on xx/xx/2024.
The annual second installment of county taxes for 2024 has been paid in the amount of $7,556.12 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,817.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,377.38 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $510,333.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $510,333.82.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
The borrower, xx, filed bankruptcy under Chapter 11 with the case #xx on xx/xx/2013. The BK was dismissed on xx/xx/2013 and terminated on xx/xx/2013.
Unable to determine the occupancy of the subject property.
RFD was not found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 11 with the case #xx on xx/xx/2013. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $57,036.04. The unsecured portion is $635,068.00. The BK was dismissed on xx/xx/2013 and terminated on xx/xx/2013.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2012. As per the modified term, the new principal balance is $640,651.34. The current monthly P&I is $2,377.38 with an interest rate of 3.250% beginning on xx/xx/2017 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.		xx	3: Curable		* Type of Ownership is Leasehold Or Cooperative (Lvl x) "The subject leasehold agreement is in the file, and the leasehold expiring terms are not available in the lease agreement, and the mortgage matures on xx/xx/xxxx. UT shows alert for the same. There is a lease component for this condo but it is a fee simple property. This is a fee simple property with a lease to the common areas, land."			Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35262221	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Unavailable	No	FEMA Disaster	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,136.44	4.375%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	29.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx.
There are two active credit card judgments against the borrower in favor of xx. which were recorded on xx/xx/2024 and xx/xx/2025. The amount of lien is not available on supporting document.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,923.56 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,468.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,136.44 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $384,246.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $384,246.29.
Unable to determine the reason for the default.
According to the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment dated xx/xx/2024, the foreclosure was closed as the borrower reinstated the loan.
No post-close bankruptcy record has been found.

BWR has 1 year on the job as an xx.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The foreclosure sale is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, foreclosure sale was postponed due to FEMA. As per the comment dated xx/xx/2024, the foreclosure was closed as the borrower reinstated the loan.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points and fees. The final CD dated xx/xx/XXXX reflects points and fees at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72540255	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,801.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$3,115.54	4.375%	360	xx	xx	Conventional	ARM	Purchase	99.048%	99.048%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	755	38.911%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $9,465.37 on xx/xx/2024 and xx/xx/2024.
The annual installment of county taxes for 2025 is due in the amount of $9,801.54 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,021.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,952.98 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $535,749.04.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $535,749.04.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the reason for the default.
Unable to determine owner occupancy.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case #xx on xx/xx/2020. The BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.
BWR1 has employment experience as a dentist and worked at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case #xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $602,958.00, and the value of the collateral is $655,331.00. The unsecured portion is $0.00. The BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the city/county tax/stamps fee, intangible tax, or state tax/stamps fee. The CD dated xx/xx/XXXX reflects a city/county tax/stamps fee at $X,XXX.XX, an intangible tax fee at $X,XXX.XX, & a state tax/stamps fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46831172	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$6,735.16	$8,052.73	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,833.06	6.125%	372	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	43.325%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.125%	$5,833.04	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx.
There is a state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2016 in the amount of $XXXX
There is a child support lien against the borrower in favor of xx, which was recorded on xx/xx/2018, and the amount is not mentioned in the supportive document.
The first installment of county taxes for 2025 has been paid in the amount of $4,026.37 on xx/xx/2024.
The second installment of county taxes for 2025 is due in the amount of $4,026.36 on xx/xx/2025.
The first and second installments of supplemental county taxes for 2024/2025 have been delinquent in the total amount of $6,735.16, which is good through xx/xx/2025.	This is construction to permanent loan the first payment is due on xx/xx/2024.According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,098.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,833.04 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $948,480.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $948,480.55.
Unable to determine reason for default.
As per seller tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $959,996.95. The monthly P&I is $5,833.04 with an interest rate of 6.125% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan failed QM lending policy points and fees test due to fees charged of $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
Below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72265259	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,389.69	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,766.76	5.789%	360	xx	xx	Conventional	ARM	Refinance	82.000%	82.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	41.830%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$4,767.81	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx.
There is a prior civil judgment against the borrower in favor of xx in the amount of $XXXX recorded on xx/xx/2021.
The 1st and 2nd installments of town taxes for 2025 have been paid in the amount of $6,713.45.
The 3rd installment of town taxes for 2025 is due in the amount of $3,588.62 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,186.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,767.81 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $984,175.46. The due dates were advanced from xx/xx/2024 to xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $984,175.46. The due dates were advanced from xx/xx/2024 to xx/xx/2025.
As per the comment dated xx/xx/2024, the RFD is unemployment.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.33 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $988,768.14. The monthly P&I is $4,767.81 with an interest rate of 5.000% beginning on xx/xx/2025 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Loan failed the xx prohibited fees test. The below fees were included in the test:
CPL paid by Borrower: $xx.xx
E-Recording Fee paid by Borrower: $x.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3416231	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,255.20	XX/XX/XXXX	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,843.82	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	54.947%	54.947%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	670	760	30.371%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.840%	$1,201.78	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
There are 4 child support liens against the borrower in favor of xx, which were recorded on different dates.
There are 2 civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2011 and xx/xx/2021 for a total of $6,274.85.
There are 2 credit card judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of $60,946.09.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $3,255.2 on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,644.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,201.78 with an interest rate of 3.84%. The current UPB reflected as per the payment history is $226,498.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $228,594.31.
The loan was modified on xx/xx/2015.
The foreclosure was initiated on the loan in 2017, and the lis pendens, located at Ln# xx, was filed on xx/xx/2017. As per the notice of sale located at Ln# xx, dated xx/xx/2018, the foreclosure sale was scheduled for xx/xx/2018. The release of lis pendens located at Ln# xx was filed on xx/xx/2020. No additional details have been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the updated title, the foreclosure was initiated on the loan in 2017, and the lis pendens, located at Ln# xx, was filed on xx/xx/2017 with the case #xx. As per the notice of sale located at Ln# xx, dated xx/xx/2018, the foreclosure sale was scheduled for xx/xx/2018. The release of lis pendens located at Ln# xx was filed on xx/xx/2020. No additional details have been found regarding the closure status of the foreclosure case.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers xx and lender xx with an effective date of xx/xx/2015, and the new modified unpaid principal balance is $304,244.46. The modified monthly P&I of $921.33 with an interest rate of 2.00% starting on xx/xx/2015, which will be changed in 3 steps until the new maturity date of xx/xx/2055. The rate will change in 3 steps, which end with 3.84%. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96963900	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,027.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$579.08	6.250%	360	xx	xx	Conventional	Fixed	Purchase	102.228%	102.228%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	489	Not Applicable	39.943%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.750%	$383.36	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx.
There is one criminal judgment against the borrower, in favor of the xx, in the total amount of $XXXX which was recorded on xx/xx/2025.
There are two junior civil judgments against the borrower, in favor of the xx, in the total amount of $XXXX, which were recorded on xx/xx/2024 and xx/xx/2024.
The annual installment of county taxes for 2024 has been paid in the amount of $2,027.61 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $937.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $514.56 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $81,758.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $81,758.14.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers xx and lender xx, with an effective date of xx/xx/2012, and the new modified unpaid principal balance is $95,239.80. The modified monthly P&I of $383.36 with an interest rate of 3.750% starting on xx/xx/2012, which will be changed in 6 steps until the new maturity date of xx/xx/2042. The rate will change in 6 steps, which end with 6.000%. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at “xx“ shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx.”"	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT violate predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
943663	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,628.21	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.38	8.175%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	521	464	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.875%	$949.75	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx. There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of $XXXX. There are 3 child support liens against the borrower in the total amount of $XXXX filed by different plaintiffs and recorded on different dates. The annual installment of combined taxes for 2024 has been paid in the amount of $4,628.21 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,596.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $949.75 with an interest rate of 4.875%. The current UPB reflected as per the tape data is $175,690.22.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $175,690.22. The loan was modified on xx/xx/2014. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the tape data, the subject property is owner-occupied. As per the comment dated xx/xx/2024, the subject property was damaged due to hail. The borrower has received a loss draft check in the amount of $2,794.78. There is no comment to confirm the current status of repairs. Subsequent CCs do not show damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2014. As per the modified term, the new principal balance is $200,391.07. The monthly P&I is $949.75 with an interest rate of 4.875% beginning on xx/xx/2014 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	Initial 1003_Application Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal and FMV disclosure is available in the loan file."	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The loan data is X.XX% and allowed $X.XX%. The variance is X.XX%."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl X)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58042248	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,376.64	XX/XX/XXXX	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,859.00	$2,317.31	6.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$1,270.18	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx.
There are four active HOA liens against the subject property in favor of xx, which were recorded on different dates in the total amount of $XXXX
There is one HOA lien in favor of xx, located at “xx,” which was recorded on xx/xx/2019 in the amount of $XXXX. The address mentioned on the supportive document is inconsistent with the subject property address.
There are four federal tax liens against the borrower in favor of xx, which were recorded on different dates in the amount of $XXXX.
The first installment of Borough taxes for 2026 has been paid in the amount of $4,188.32 on xx/xx/2025.
The second, third, and fourth installments of Borough taxes for 2026 are due in the total amount of $6,282.48 on xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,422.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,699.99 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $307,930.29 and deferred balance is $20,384.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $307,930.29.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
As per UT, the foreclosure was initiated multiple times in this loan from 2011 to 2022, and the latest release of the foreclosure is located at “xx,” which indicates that the FC action is hereby discontinued without prejudice on xx/xx/2022. Further information not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per UT, the foreclosure was initiated multiple times in this loan from 2011 to 2022 and the latest release of the foreclosure is located at “xx” which indicates that the FC action is hereby discontinued without prejudice on xx/xx/2022. Further information not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers xx and lender xx, with an effective date of xx/xx/2014, and the new modified unpaid principal balance is $393,392.59. The modified monthly P&I of $1,270.18 with an interest rate of 2.000% starting on xx/xx/2014, which will be changed in 4 steps until the new maturity date of xx/xx/2050. The rate will change in 4 steps, which end with 4.250%. There is no deferred balance and principal forgiven amount.	Credit Report HUD-1 Closing Statement	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x shows few fees are handwritten on HUD-x."	* Missing credit report (Lvl X) "Credit report is missing."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29766878	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$6,943.44	$2,944.99	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$481.59	11.730%	360	xx	xx	Conventional	Fixed	Cash Out	26.852%	26.852%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.135%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2009 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2021 has been paid in the amount of $2,944.99 on xx/xx/2021.
The annual installment of combined taxes between 2022 and 2024 has been delinquent in the amount of $6,943.44, which is good through xx/xx/2025. The tax amount is more than 4% of the loan amount.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $292.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $256.71 with an interest rate of 10.730%. The current UPB reflected as per the payment history is $25,765.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $25,765.09.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject is TXxxAx loan. Appraisal report and FMV disclosure are available in the loan documents."	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59928830	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$771.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,033.18	3.375%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	822	25.567%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $786.50 on xx/xx/2024.
The first and second installments of county taxes for 2024 are due in the amount of $781.32 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $255.84(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $80.81 and the interest rate is 3.000%. The current UPB reflected as per the payment history is $15,690.25.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $15,690.25.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 & BWR2 receive social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a construction-to-permanent loan with a P&I of $1,033.18, a rate of interest of 3.375%, and a maturity date of xx/xx/2051. The P&I as per payment history tape data is $80.81, and the rate of interest is 3.000%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Appraisal report is subject to completion of construction and XXXXD is missing from the loan documents. Final CD reflects escrow holdback in the amount of $XXX,XXX."
																																																																																						* Loan has escrow holdback. No proof it was released (Lvl X) "Final CD dated xx/xx/XXXX reflects escrow holdback in the amount of $XXX,XXX. Proof for release of escrow holdback is missing from the loan documents."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59908115	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Second	$577.47	$577.47	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$554.24	9.660%	360	xx	xx	Conventional	Fixed	Cash Out	74.724%	74.724%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2001 and recorded on xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/1999 in favor of xx, recorded on xx/xx/1999 in the amount of $XXXX xx.
There are 2 civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2011 and xx/xx/2022 in the total amount of $3,514.95.
The 2024 combined annual taxes have been delinquent in the amount of $577.47, which were due on xx/xx/2024 and good through xx/xx/2025.
The 2023 combined annual taxes were paid in the amount of $594.40 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $554.24, which was applied for the due date of xx/xx/2025. The current P&I is $554.24 with an interest rate of 8.91%. The current UPB reflected as per the payment history is $16,650.25, and the deferred balance is $5,551.42.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $16,650.25, and the deferred balance is $5,551.42.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $554.24, a rate of interest of 9.66%, and a maturity date of xx/xx/2031. The P&I as per payment history tape data is $554.24, and the rate of interest is 8.91%. There is a difference in the rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2020, and the deferred balance per tape is $5,551.42. The modification agreement is missing from the loan file.	Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the first lien origination fee test due to the loan charges more than a X% origination fee.
This loan failed the origination fee and broker fee test due to the loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than X%."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the TILA APR test, as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "The ROR document is not hand-dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37572089	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$744.53	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$406.63	9.900%	360	xx	xx	Conventional	Fixed	Cash Out	71.154%	71.154%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $744.53 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $333.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $271.00 with an interest rate of 5.400%. The current UPB reflected as per the payment history is $25,271.04. As per tape, the deferred amount is $5,454.82. The borrower has been making the payments as per AOT. The adjustment of the term agreement is located at XXXX, page #XXXX	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $24,797.07.  As per the tape, the deferred amount is $5,454.82.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The adjustments of the terms agreement located at xx.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject is TXxxAx loan. Appraisal report and FMV disclosure is available in the loan documents."	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X) "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18234811	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,365.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.45	7.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	XXXX	xx	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	53.514%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.000%	$620.47	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $682.56 on xx/xx/2025.
The second installment of county taxes for 2024 has been paid in the amount of $682.56 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,063.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $620.47 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $73,275.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $73,275.49.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $81,627.77. The monthly P&I is $620.47 with an interest rate of 6.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2040. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed state regulations for the late charge fee test due to late charge of $XX.XX exceeds the threshold of $XX by $X.XX."
* GSE Points and Fees Test Violations (Lvl X)     "This loan does NOT violate predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87134183	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,827.70	XX/XX/XXXX	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,660.63	7.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	44.012%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$27,000.00	3.500%	$1,278.98	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1999 and recorded on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2022 in the amount of $XXXX
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2011 in the amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $4,827.70 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,140.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,274.98 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $302,050.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $302,050.20.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
As per UT dated xx/xx/2025, the FC was initiated multiple times in 2009 and 2013. The latest foreclosure case was initiated in 2013. The lis pendens located at Ln#xx, was filed on xx/xx/2013. The foreclosure final judgment located at Ln#xx, was entered on xx/xx/2016 in the amount of $328,669.56. As per the order of dismissal located at Ln#xx, the foreclosure case has been dismissed on xx/xx/2017.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Foreclosure Comments:As per UT dated xx/xx/2025, the FC was initiated multiple times in 2009 and 2013. The latest foreclosure case was initiated in 2013. The lis pendens located at Ln#xx, was filed on xx/xx/2013. The foreclosure final judgment located at Ln#xx, was entered on xx/xx/2016 in the amount of $328,669.56. As per the order of dismissal located at Ln#xx, the foreclosure case has been dismissed on xx/xx/2017.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2019. As per the modified term, the new principal balance is $356,118.75, out of which $329,118.75 is the interest-bearing amount and the deferred amount is $27,000.00. The monthly P&I is $1,278.98 with an interest rate of 3.500% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no principal forgiven amount. The loan has been modified three times since origination.	Missing or error on the Rate Lock	xx	3: Curable		* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at “xx shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at ”xx"	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31174826	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,816.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$798.58	5.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	731	33.322%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.875%	$509.91	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx.
There is a hospital medical lien against the borrower in favor of xx, which was recorded on xx/xx/2023. The amount of the lien is not provided.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of $XXXX
There is a monetary judgment against the borrower in favor of xx, which was recorded on xx/xx/2019. The amount of the lien is not provided.
The 2nd installment of county taxes for 2025 is due in the total amount of $908.29 on xx/xx/2025.
The 1st installment of county taxes for 2025 has been paid in the amount of $908.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $893.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $509.91 with an interest rate of 3.875%. The current UPB reflected as per the payment history tape data is $118,937.13.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $118,937.13.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. The bankruptcy was discharged on xx/xx/2020 and terminated on xx/xx/2020.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition does not show the amount of the claim. The bankruptcy was discharged on xx/xx/2020 and terminated on xx/xx/2020.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $124,308.41. The monthly P&I is $509.91 with an interest rate of 3.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl X) "Appraisal document is missing from the loan file. XXXX value shows $XXXK & UPB value shows $XXXK."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR document is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69450990	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,820.16	XX/XX/XXXX	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,667.95	8.143%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.750%	$2,012.68	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx in the amount of $XXXX with xx. There are 3 UCC liens in favor of xx which were recorded on xx/xx/2016, xx/xx/2021 and xx/xx/2022 respectively. The amount of lien is not mentioned. There is a state tax lien against the borrower in the amount of $XXXX which was recorded on xx/xx/2011 in favor of XXXX. There is a judgment against the borrower in the amount of $XXXX which was recorded on xx/xx/2021 in favor of xx. There is a judgment in the amount of $XXXX which was recorded on xx/xx/2015 in favor of xx. The 1st and 2nd annual installments of town taxes for 2024 have been paid in the amount of $5,303.90 on xx/xx/2025 and xx/xx/2025.
The 3rd annual installment of town taxes for 2024 has been paid in the amount of $2,758.13 on xx/xx/2025.
Annual utility charges are due in the amount of $332.08 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,110.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,012.68 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $289,351.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $289,351.87.
The loan was modified on xx/xx/2020.
The foreclosure was initiated on loan in 2014. The lis pendens is located at “xx”, the complaint was filed on xx/xx/2016 with case#-xx. No details found.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The foreclosure was initiated on loan in 2014. The lis pendens is located at “xx”, the complaint was filed on xx/xx/2016 with case#-xx. No details found.
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $236,551.71, and the value of the collateral is $195,000.00. The unsecured portion is $41,551.71. The POC was filed with the secured claim amount of $301,631.41 and the arrearage amount of $139,606.25. The chapter 13 plan filed on xx/xx/2020 was confirmed on xx/xx/2020. The debtor shall pay the trustee the amount of $200.00 for 36 months. There is no comment indicating a cramdown. The BK was terminated on xx/xx/2020.	The modification agreement was made between the borrowers xx and the lender xx on xx/xx/2020. As per the modified term, the new principal balance is $310,312.53. The monthly P&I is $2,012.68 with an interest rate of 6.750%, beginning on xx/xx/2020 and a maturity date of xx/xx/2050. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan fails the prohibited fees test due to fees charged, $XX.XX, exceeding the fees threshold of $X.XX by +$XX.XX. The below fee was included in the test: Flood certification fee paid by borrower: $XX.XX"
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of $XXX,XXX.XX exceeds the disclosed finance charge of $XXX,XXX.XX by $XX.XX.

Exception downgraded to LVL X:
The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-years SOL has expired."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. The current UPB is $XXXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43921684	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,025.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$834.72	10.540%	264	xx	xx	Conventional	Fixed	Cash Out	79.989%	79.989%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/1999 and recorded on xx in the amount of $XXXX with xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $4,025.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $741.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $727.49 with an interest rate of 8.790%. The current UPB reflected as per the payment history is $14,710.88.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $14,710.88.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2005 with a P&I of $834.72, a rate of interest of 10.540%, and a maturity date of xx/xx/2027. The P&I as per payment history tape data is $727.49, and the rate of interest is 8.790%. The current UPB is $14,710.88. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92548500	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,485.81	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$867.42	3.750%	157	xx	xx	Conventional	Fixed	Refinance	42.157%	42.157%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	39.783%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $397.92 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $2,052.91 on xx/xx/2024.
The annual installment of utilities/MUD charges for 2024 has been paid in the amount of $34.98 on xx/xx/2024.
The annual installment of utilities/MUD charges for 2025 is due in the amount of $34.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $867.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $867.42 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $92,410.28.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $92,410.28.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 9 months on the job as a XXXX with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl x) "The loan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL as $xx,xxx.xx. The calculated finance charge is $xx,xxx.xx for an under-disclosed amount of -$x,xxx.xx. The loan failed the TILA finance charge test. The finance charge disclosed on the final TIL is $xx,xxx.xx. The calculated finance charge is $xx,xxx.xx for an under-disclosed amount of -$x,xxx.xx. The loan failed the TILA APR test due to the APR disclosed on the final TIL as x.xxx%. The calculated APR is x.xxx% for an under-disclosed APR of -x.xxx%.

The loan failed the TILA post-consummation revised closing disclosure foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL as $xx,xxx.xx. The calculated finance charge is $xx,xxx.xx for an under-disclosed amount of -$x,xxx.xx.        The loan failed the TILA post-consummation revised closing disclosure finance charge test. The finance charge disclosed on the final TIL is $xx,xxx.xx. The calculated finance charge is $xx,xxx.xx for an under-disclosed amount of -$x,xxx.xx.     The loan failed the TILA post-consummation revised closing disclosure APR test due to the APR disclosed on the final TIL as x.xxx%. The calculated APR is x.xxx% for an under-disclosed APR of -x.xxx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the revised closing disclosure delivery date test (waiting period required). (XX CFR §XXXX.XX(f)(X)(ii)) The revised closing disclosure delivery requires a new waiting period and The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The revised closing disclosure receipt date is provided, and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing/settlement date if no consummation date is provided, of the transaction.

																																																																																								This loan failed the TRID post-consummation reason for redisclosure validation test. This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84741519	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,008.46	XX/XX/XXXX	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$872.41	4.375%	180	xx	xx	Conventional	Fixed	Purchase	62.162%	62.162%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	25.972%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.375%	$468.64	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of $2,493.65 on different dates.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 are due in the total amount of $3,008.46 on different dates.
No prior year’s delinquent taxes have been found
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,309.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is$872.41 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $3,598.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $3,598.85.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
The foreclosure was initiated on the loan in 2018. The notice of pendency was filed on xx/xx/2018. The cancellation of lis pendens was filed on xx/xx/2018 and recorded on xx/xx/2018. Thereafter, the foreclosure was reinitiated on the loan in 2019. The notice of pendency was filed on xx/xx/2019. The cancellation of lis pendens was filed on xx/xx/2019 and recorded on xx/xx/2019. Thereafter, the foreclosure was reinitiated on the loan in 2022. The notice of pendency was filed on xx/xx/2022. The cancellation of lis pendens was filed on xx/xx/2023 and recorded on xx/xx/2023. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2018. The notice of pendency was filed on xx/xx/2018. The cancellation of lis pendens was filed on xx/xx/2018 and recorded on xx/xx/2018. Thereafter, the foreclosure was reinitiated on the loan in 2019. The notice of pendency was filed on xx/xx/2019. The cancellation of lis pendens was filed on xx/xx/2019 and recorded on xx/xx/2019. Thereafter, the foreclosure was reinitiated on the loan in 2022. The notice of pendency was filed on xx/xx/2022. The cancellation of lis pendens was filed on xx/xx/2023 and recorded on xx/xx/2023. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2013. As per the modified term, the new principal balance is $106,133.73. The monthly P&I is $468.64 with an interest rate of 4.375% beginning on xx/xx/2013 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.		xx	1: Acceptable					Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2704451	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,242.51	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,337.77	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	79.633%	79.633%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	697	39.256%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$20,443.48	4.375%	$953.06	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2011 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,242.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,411.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $953.06 with an interest rate of 4.735%. The current UPB reflected as per the payment history is $201,652.54 and the deferred balance is $20,443.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $201,652.54.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is $236,283.48 out of which $215,840.00 is interest bearing amount and deferred amount is $20,443.48. The monthly P&I is $953.06 with an interest rate of 4.375% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no principal forgiven amount. The loan has been modified three times since origination.	Good Faith Estimate	xx	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl X) "The final GFE document is missing in the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54739234	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	xx	No	Bankruptcy	Unavailable	xx	Not Applicable	Unavailable	xx	Not Applicable	$200.79	5.500%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.500%	$128.17	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2011 and recorded on xx.
There is one civil judgment against the borrower, xx, in favor of xx in the amount of $XXXX, which was recorded on xx/xx/2018.
The annual installment of borough taxes for 2025 has been paid in the amount of $255.78 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $1,554.48 on xx/xx/2024.
The annual installment of county taxes for 2025 has been paid in the amount of $1,058.16 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $465.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $128.17 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $16,854.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $16,854.93.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2016.
As per the document located at “xx,” the foreclosure was initiated on the loan in 2018. The complaint was filed on xx/xx/2018 with the case xx. The judgment was entered on xx/xx/2019. The FC sale was scheduled for xx/xx/2019. The FC was put on hold due to bankruptcy filing. The order to vacate foreclosure was filed on xx/xx/2020. According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the xx on xx/xx/2019. The BK was terminated on xx/xx/2020.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the document located at “xx,” the foreclosure was initiated on the loan in 2018. The complaint was filed on xx/xx/2018 with the case #xx. The judgment was entered on xx/xx/2019. The FC sale was scheduled for xx/xx/2019. The order on motion for postponement of sheriff’s sale was filed on xx/xx/2019. The FC was put on hold due to bankruptcy filing. The order to vacate foreclosure was filed on xx/xx/2020. According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The BK was terminated on xx/xx/2020.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The BK was terminated on xx/xx/2020. Unable to open BK documents on PACER.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2016. As per the modified term, the new principal balance is $24,849.34. The monthly P&I is $128.17 with an interest rate of 5.500% beginning on xx/xx/2017 and a maturity date of xx/xx/2057. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. Flood Certificate Hazard Insurance HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the subject is a non-compliant HPML loan. Infinity compliance report shows the loan failed HPML test. Further details not provided."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."
* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file. XXXX shows the estimated value as $XXXX. The current UPB is $xx,xxx.xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Compliance failing for State Regulations PA License Validation Test."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan file."
* Higher Price Mortgage Loan (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47279779	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$537.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$577.58	6.952%	360	xx	xx	Conventional	Fixed	Cash Out	79.303%	79.303%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$194.91	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/1990 and recorded on xx/xx/1990 in the amount of $XXXX with xx.
The annual combined taxes for 2024 were paid in the amount of $341.07 on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of $196.35 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $498.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $194.91 with an interest rate of 2.000%. The current UPB reflected as per the payment history tape data is $52,647.89.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $52,647.89.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrower, Barry Jay Gazaway, filed for bankruptcy under Chapter 7 with the case # xx on xx/xx/2013. The bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013.
The loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 7 with the case # xx on xx/xx/2013. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $69,822.00, and the value of the collateral is $91,000.00. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013.

The step modification agreement was signed between the borrower, xx, and lender xx, with an effective date of xx/xx/2017, and the new modified unpaid principal balance is $63,300.15. The modified monthly P&I of $194.91 with an interest rate of 2.000% starting on xx/xx/2017, which will be changed in 3 steps until the new maturity date of xx/xx/2056. The rate will change in 3 steps, which end with 3.875%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal and FMV disclosure is missing from the loan file."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl X) "Fair market value of homestead property acknowledgment is missing from the loan file."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl X)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38347869	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,347.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$499.73	9.740%	240	xx	xx	Conventional	Fixed	Cash Out	54.073%	54.073%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx.
No active judgments or liens have been found.
For Parcel #xx
The 2nd installment of county taxes for 2025 is due in the total amount of $150.30 on xx/xx/2025.
The first installment of county taxes for 2025 has been paid in the amount of $643.22 on xx/xx/2025.
For Parcel #xx
The 2nd installment of county taxes for 2025 is due in the total amount of $1,520.14 on xx/xx/2025.
The first installment of county taxes for 2025 has been paid in the amount of $5,033.77 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $792.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $478.68 with an interest rate of 9.140%. The current UPB reflected as per the payment history is $6,236.20, and the deferred balance is $6,681.12.

Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $6,236.20.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The conventional fixed-rate mortgage with a P&I of $499.73, a rate of interest of 9.74%, and a maturity date of xx/xx/2026. The P&I as per payment history tape data is $478.68, and the rate of interest is 9.140%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2020 and the deferred balance is $6,681.12. The modification agreement is missing from the loan file.	Credit Report Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Mobile Home (Lvl X) "Home is not affixed to the land. Appraisal report is missing. As per the tape data, the subject property is a mobile home. The affidavit of affixation document is not available in the loan file. The ALTA X endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Unable to determine whether the home is attached to the permanent foundation."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Indiana license validation test, as the Indiana House Enrolled Act XXXX requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (Xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA APR test due to APR calculated X.XXX% exceeds APR threshold X.XXX% under disclosed by -X.XXX%."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70658455	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,121.74	XX/XX/XXXX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,100.00	$1,650.93	5.500%	360	xx	xx	Conventional	ARM	Cash Out	62.992%	62.992%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$1,053.94	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of $XXXX which originated on xx/xx/2005 and was recorded on xx.
There are 03 XXXX liens against the borrower in favor of xx, which were recorded on xx/xx/2015, xx/xx/2016, and xx/xx/2019 in the total amount of $XXXX
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $2,121.74 on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,467.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,053.94 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $242,083.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $242,083.71.
According to the updated title report dated xx/xx/2025. The foreclosure was initiated in 2010 with the loan. As per the notice of trustee sale located at Ln#150041 Page#38, it was filed on xx/xx/2010, which was recorded on xx/xx/2010. The foreclosure sale is scheduled for xx/xx/2011. As per the cancellation of the notice of trustee’s sale located at Ln#150041 Page#40, which was filed on xx/xx/2010, which was recorded on xx/xx/2010, the foreclosure case has been cancelled. Further details not provided.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:According to the updated title report dated xx/xx/2025. The foreclosure was initiated in 2010 with the loan. As per the notice of trustee sale located at Ln#xx, it was filed on xx/xx/2010, which was recorded on xx/xx/2010. The foreclosure sale is scheduled for xx/xx/2011. As per the cancellation of notice of trustee’s sale located at Ln#xx, which was filed on xx/xx/2010, which was recorded on xx/xx/2010, the foreclosure case has been cancelled. No further information is available to understand the current status of the foreclosure process. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified term, the new principal balance is $252,176.46. The monthly P&I is $1,053.94 with an interest rate of 4.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x shows few fees are handwritten on HUD-x."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA APR test due to APR disclosed on final TIL as X.XXX%. Calculated APR is X.XXX% for an under disclosed APR of -X.XXX%."
																																																																																								* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77255303	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$978.18	XX/XX/XXXX	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$772.30	5.750%	240	xx	xx	Conventional	Fixed	Cash Out	59.140%	59.140%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	680	651	63.143%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$294.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2024 were paid in the total amount of $978.18 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $675.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $294.56 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $78,211.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $78,211.16.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
The foreclosure was initiated on the loan. As per the foreclosure document located at (Ln#xx), the foreclosure complaint was filed on xx/xx/2013.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with the case # xx on xx/xx/2010. The bankruptcy was discharged on xx/xx/2014 and terminated on xx/xx/2015.
The loan was modified on xx/xx/2022.
As per collection comment dated xx/xx/2023, the subject property was damaged due to lightning and fire on xx/xx/2023. The same comment shows BWR received a loss draft check in the amount of $86,707.07. As per the comment dated xx/xx/2024, the contractor stated that less than 5% of the work remained to be completed. Unable to confirm the current status of the repairs. Subsequent CCs do not show damage.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated on the loan. As per the foreclosure document located at (Ln#xx), the foreclosure complaint was filed on xx/xx/2013. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrowers xx filed for bankruptcy under Chapter 13 with the case # xx on xx/xx/2010. As per voluntary petition schedule D (Doc# 1) the amount of claim without deducting the value of the collateral is $104,857.43 and the value of the collateral is $165,000.00. The unsecured portion is $0.00. The POC was filed by the creditor Suntrust Mortgage, Inc. on xx/xx/2010, with the secured claim amount of $104,857.43 and the arrearage amount of $8,703.76. The amended chapter 13 (Doc #4) plan was filed on xx/xx/2010, and confirmed on xx/xx/2011. The borrower has promised to make monthly mortgage payment of $511.51 for 60 months to the trustee under the chapter 13 plan. The bankruptcy was discharged on xx/xx/2014 and terminated on xx/xx/2015.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $82,282.49. The monthly P&I is $294.56 with an interest rate of 3.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XXX.XX.

																																																																																								Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XXX.XX."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29468630	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,263.87	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$919.70	6.875%	360	xx	xx	Conventional	ARM	Cash Out	51.852%	51.852%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	657	Not Applicable	48.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx in the amount of xx as nominee for xx. There is an active PACE lien against the subject property in favor of xx, which was recorded on xx/xx/2022 in the amount of $XXXX. The annual installment of county taxes for 2024 has been paid in the amount of $6,127.72 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,988.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,093.20 with an interest rate of 8.875%. The current UPB is $128,545.13.
As per the deferment agreement which is located at “xx,” the deferred balance is $5,518.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $128,545.13.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
The foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2025, the foreclosure was on hold as the loan was reinstated. No further details are available.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the reason for default is loss of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.

BWR has 15 years on the job as a XXXX with xx.
Foreclosure Comments:The foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2025, the foreclosure was on hold as the loan was reinstated. No further details are available.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does reflect City/County Tax/Stamps, State Tax/Stamps at $X.XX and $X.XX, The CD dated xx/xx/XXXX reflects City/County Tax/Stamps, State Tax/Stamps at +$XXX.XX and +$XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/XXXX and the SOL is X year."
* Higher Price Mortgage Loan (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15130093	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$780.30	4.500%	360	xx	xx	Conventional	Fixed	Refinance	57.356%	57.356%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	47.988%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The property is a unit in a CO-OP.
According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 in the amount of xx
There is a prior state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2009 in the amount of $708.54.
The annual installment of combined taxes for 2025 is exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $780.30, which was applied for the due date of xx/xx/2025. The current P&I is $780.30 with an interest rate of 4.500%. The current UPB is $150,993.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $150,993.92.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner occupied.
BWR receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "Loan failed the late fees test due to the late fee charged of x.xxx%, exceeding the fee threshold of x.xxx% by x.xxx%."
* Missing proof of hazard insurance (Lvl x)     "Evidence of hazard insurance is missing from the loan documents."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl x) "The subject loan originated on xx/xx/xxxx with a maturity date of xx/xx/xxxx. As per the lease agreement located at “xx,” the ground lease is held by xx, and the leasehold expires on xx/xx/xxxx."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33571972	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,148.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,926.49	4.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	719	685	43.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amounts of $6,148.00 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,306.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,926.49 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $367,578.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $367,578.32.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the occupancy of the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.

BWR1 received trust and other income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows increased DTI of XXX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR receives trust and rental income, FICO XXX, and $XXXK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrowers’/ borrower’s income is $XX,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU (Locator# XXXXXXXXX-XXXXXXX Pg#XXX) and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73104359	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,075.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$581.42	5.500%	360	xx	xx	Conventional	Fixed	Refinance	75.852%	75.852%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	666	38.241%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$27,605.44	5.000%	$301.88	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx.
There is a state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of XXXX
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $1,789.68 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $697.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $301.88 with an interest rate of 5.000%. The current UPB reflected as per the tape data is $59,885.08. As per tape data deferred balance is in amount $27,605.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $59,885.08. No details pertaining to the damage to the subject property have been observed. The loan was modified on xx/xx/2021. As per the document located at Ln#xx, there is notice of foreclosure sale on xx/xx/2019. Further details not provided. According to the PACER, the borrower xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020. As per tape data, the subject property is owner-occupied.

Foreclosure Comments:As per the document located at XXXX page#27 there is notice of foreclosure sale on xx/xx/2019. Further details not provided.

Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $81,783.00, and the value of the collateral is $127,962.50. The unsecured portion is $0.00. The POC was filed by the creditor, XXXX, on xx/xx/2019, with the secured claim amount of $86,898.99 and the arrearage amount of $8,305.28. The Chapter 13 plan was filed on xx/xx/2019. Chapter 13 plan yet not confirmed. The borrower has promised to make monthly mortgage payments of $1,380.00 per month for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $90,211.60, out of which $62,606.16 is the interest-bearing amount and the deferred amount is $27,605.44. The monthly P&I is $301.88 with an interest rate of 5.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the MO license-prohibited fees test: an underwriting fee of $XX.XX was paid to the lender. A search of NMLS Consumer Access on xx/xx/XXXX shows the originator has a Residential Mortgage Lender License."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA Finance Charge test due to the calculated finance charge of $XXX,XXX.XX exceeds the disclosed finance charge of $XXX,XXX.XX by -$XXX.XX. The subject loan is a refinance, originated on xx/xx/XXXX, and the SOL has expired.

The loan failed the TILA foreclosure rescission finance charge test. Total fees charged are $XXX,XXX.XX, and allowed are $XXX,XXX.XX; it is over charged by -$XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52025288	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,128.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,273.11	$1,859.03	4.625%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	58.450%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2004 and was recorded on xx.
There is a notice of special tax lien against the subject property, which was recorded on xx/xx/2016.
 The annual first installment of county taxes for 2024-2025 has been paid in the amount of $3,564.29 on xx/xx/2024.
The annual second installment of county taxes for 2024-2025 has been paid in the amount of $3,564.29 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,808.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,946.43 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $149,312.09, and the deferred balance is $43,180.53.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025..The current UPB is $149,312.09.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
The foreclosure was initiated on this loan in 2009, and as per the document located at xx, the lis pendens was filed on xx/xx/2009, which was recorded on xx/xx/2009. As per the document Notice of Sale located at xx. The foreclosure sale is scheduled on xx/xx/2010 in the amount of $334,815.08. As per the document located at 1300740 page #45, lis pendens was canceled on xx/xx/2011. No further information is available.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.

Foreclosure Comments:The foreclosure was initiated on this loan in 2009, and as per the document located at xx, the lis pendens was filed on xx/xx/2009, which was recorded on xx/xx/2009. As per the document Notice of Sale located at xx. The foreclosure sale is scheduled on xx/xx/2010 in the amount of $334,815.08. As per the document located at xx, lis pendens was canceled on xx/xx/2011. No further information is available.

Bankruptcy Comments:Not Applicable	This is a conventional ARM-rate mortgage originated on xx/xx/2004 with a P&I of $1,273.11, a rate of interest of 4.62500%, and a maturity date of xx/xx/2034. The P&I as per payment history tape data is $1,946.43, and the rate of interest is 7.000%. The current UPB is reflected on tape in the amount of $152,502.26. As per the seller’s tape data, the loan has been modified on xx/xx/2021. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47748792	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$919.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$449.37	9.642%	360	xx	xx	Conventional	Fixed	Cash Out	79.985%	79.985%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	8.640%	$337.02	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $489.09 on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of $430.66 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $465.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $337.02 with an interest rate of 8.64%. The current UPB reflected as per the payment history is $37,688.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $37,688.72.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence has been found regarding litigation and contested matters.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx., and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $39,914.6. The monthly P&I is $337.02 with an interest rate of 8.640% beginning on xx/xx/2022 and a maturity date of xx/xx/2044. As per the modification agreement, the lender has forgiven principal in the amount of $17,205.65. The loan has been modified once since origination.	Credit Report	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject is TXxxAx loan. Appraisal report and FMV disclosure are available in the loan documents."	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X) "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95035806	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,313.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$977.19	$1,332.72	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	Other	xx	20.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$1,097.59	4.250%	$748.95	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2015 in the amount of $XXXX.
The first and second installments of combined taxes for 2024 have been paid in the amount of $3,313.98 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,349.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $748.95 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $161,841.63.	Collections Comments:As per the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $161,841.63.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is $173,817.59. The deferred balance is $1,097.59, and the interest-bearing amount is $172,720.00. The monthly P&I is $748.95 with an interest rate of 4.250% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no principal forgiven amount. The loan has been modified thrice since origination.	Credit Report	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Montana license validation test."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21224072	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,498.36	XX/XX/XXXX	Unavailable	Unavailable	Bankruptcy	Chapter 7	xx	Not Applicable	Yes	xx	$1,929.69	$2,656.11	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	604	634	48.200%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$1,317.84	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2024 and recorded on xx.
There are 3 hospital liens against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $XXXX.
The 1st and 2nd annual installments of county taxes for 2024 have been paid in the amount of $2,498.36 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,042.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,317.84 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $350,546.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $350,546.99.
The loan was modified on xx/xx/2022.
The foreclosure was initiated in 2012 with the loan. As per the notice of trustee’s sale document located at (Ln#xx), the foreclosure sale was scheduled for xx/xx/2012. As per the cancellation of the trustee’s sale located at (Ln#xx), the foreclosure sale was canceled. The foreclosure was placed on hold as the borrower filed for bankruptcy under Chapter 7 on xx/xx/2012. No further information was found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2012. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in 2012 with the loan. As per the notice of trustee’s sale document located at (Ln#xx), the foreclosure sale was scheduled for xx/xx/2012. As per the cancellation of trustee’s sale located at (Ln#xx), the foreclosure sale was canceled. The foreclosure was placed on hold as borrower filed for bankruptcy under chapter 7 on xx/xx/2012 and the bankruptcy was discharged on xx/xx/2012 and terminated on xx/xx/2012. No further information found.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2012. The reaffirmation agreement was filed on xx/xx/2012. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $364,273.00, and the value of the collateral is $210,000.00. The unsecured portion is $154,273.00. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.	The modification agreement was made between the borrowers, xx, and the lender, Fay Servicing, LLC, on xx/xx/2022. As per the modified term, the new principal balance is $368,127.73. The monthly P&I is $1,317.84 with an interest rate of 3.00% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount. The loan has been modified four times since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2006. The notary's signature date on the mortgage/deed of trust is xx/xx/2006. Note date is xx/xx/2006."	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80497284	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,552.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,343.35	6.250%	360	xx	xx	Conventional	Fixed	Purchase	74.897%	74.897%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	784	35.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx in the amount of $XXXX with xx. No active judgments or liens have been found. The first and second installments of county taxes for 2024-2025 have been paid in the amount of $9,552.78 on xx/xx/2024 & xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,701.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,343.35 with an interest rate of 6.250%. The current UPB reflected as per the payment history tape data is $528,104.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $528,104.82.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

  BWR1 has 10.91 years on the job as a XXXX with xx
BWR2 and BWR3 receive retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6773059	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,792.69	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,615.64	7.540%	360	xx	xx	Conventional	Fixed	Purchase	68.085%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	38.809%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx in the amount of $800,000.00 with First xx. There is one junior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2023 in the amount of $XXXX. The annual installment of combined taxes for 2024 has been paid in the amount of $23,792.69 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,861.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,615.64 with an interest rate of 7.540%. The current UPB reflected as per the payment history is $786,147.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $786,147.58.
As per the seller's tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 11.41 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $X,XXX,XXX.XX. The calculated finance charge is $X,XXX,XXX.XX for an undisclosed amount of -$XXX.XX."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect points - loan discount fee. CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject is a purchase case originated on xx/xx/XXXX, and X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80838133	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$335.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Not Applicable	14.930%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$4,564.78	4.125%	$226.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2000 and recorded on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $335.57 on xx/xx/2025.
The annual installments of combined taxes for 2024 have been exempt.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $404.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $226.56 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $30,248.27. As per tape, the deferred amount is $4,564.78.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $30,248.27. As per tape, the deferred amount is $4,564.78.
Unable to determine the reason for default.
No foreclosure activity has been found.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2004. The bankruptcy was discharged on xx/xx/2005 and terminated on xx/xx/2005.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2004. As per voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is $20,000.00, and the value of the collateral is $34,000.00. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2005 and terminated on xx/xx/2005.	The modification agreement was made between the borrower and the lender on xx/xx/2019. As per the modified term, the new principal balance is $42,234.72, out of which $37,669.94 is the interest-bearing amount and the deferred amount is $4,564.78. The monthly P&I is $226.56 with an interest rate of 4.125% beginning on xx/xx/2019 and a maturity date of xx/xx/2030. There is no principal forgiven amount.	Credit Report HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal and FMV disclosure is missing from the loan file."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl X) "Fair market value of homestead property acknowledgment is missing from the loan file."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl X)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial XXXX signed by loan originator is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89369027	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,935.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$249.89	3.750%	140	xx	xx	Conventional	Fixed	Refinance	11.411%	11.411%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	771	Not Applicable	7.489%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx.
No active judgments or liens have been found.
The 1st annual installment of town taxes for 2025 has been paid in the amount of $1,471.12 on xx/xx/2025.
The 2nd annual installment of town taxes for 2025 has been paid in the amount of $1,464.17 on xx/xx/2025.
The water charges are delinquent in the amount of $128.56, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $715.08 which was applied for xx/xx/2025. The current P&I is $249.89 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $23,391.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $23,391.62.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’ tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 14.41 years on the job as an associate at xx. Additionally, BWR has been SE as a partner for 7.91 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable		* Missing proof of hazard insurance (Lvl x) "Hazard document is missing in loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24619478	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,109.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,128.08	8.375%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of $6,554.92 on xx/xx/2025.
The second installment of combined taxes for 2024 has been paid in the amount of $6,554.92 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,880.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,390.02 with an interest rate of 9.125%. The current UPB reflected as per the payment history is $532,371.38.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $532,371.38.
As per the seller's tape date, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan closed under the no-ratio loan program.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Loan Program Info Disclosure Transmittal (1008)	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl X) "Loan program disclosure is missing from the loan document."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79373975	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,880.53	7.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx.

No active judgments or liens have been found.

The annual installment of county taxes for 2024/2025 has been paid in the total amount of $17,325.88 on xx/xx/2025 and xx/xx/2024.

No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was received on xx/xx/2025 in the amount of $11,373.45 (PITI), which was applied for the due date of xx/xx/2025.The current P&I is $9,134.85 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $1,080,985.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,080,985.42.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan approved under no ratio loan program.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58216537	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,276.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,072.11	7.990%	360	xx	xx	Conventional	ARM	Purchase	65.000%	65.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx.
There is an active code enforcement lien against the subject property in favor of the xx, which was recorded on xx/xx/2024 in the amount of $XXXX
There is one XXXXs lien against the borrower in favor of xx, which was recorded on xx/xx/2024, in the amount of $XXXX
There is one civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $2,276.20 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,647.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,254.01 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $143,656.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $143,656.07.
As per the seller's tape date, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan closed as a no-ratio loan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $X,XXX.XX exceeds fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:

Courier / Messenger Fee paid by Borrower: $XX.XX
Mortgage Broker Fee paid by Borrower: $X,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Processing Fee paid by Borrower: $XXX.XX

Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to an APR charged of XX.XXX%, which is X.XXX% higher than the APR threshold of X.XXX%.

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $X,XXX.XX exceeds fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:

Courier / Messenger Fee paid by Borrower: $XX.XX
Mortgage Broker Fee paid by Borrower: $X,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Processing Fee paid by Borrower: $XXX.XX

Loan failed the GSE (Freddie mac public guidelines) QM APR test due to an APR charged of XX.XXX%, which is X.XXX% higher than the APR threshold of X.XXX%."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55323905	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,656.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.54	6.625%	360	xx	xx	Conventional	Fixed	Refinance	87.500%	87.500%	Full Documentation	Yes	XXXX	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.410%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.500%	$625.60	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
There are three IRS liens against the borrower in favor of xx, in the amount of $XXXX, which were recorded on xx/xx/2015, xx/xx/2016, and xx/xx/2017.
There are two judgments against the borrower in favor of xx, in the total amount of $XXXX, which were recorded on xx/xx/2016 and xx/xx/2016.
There are two civil judgments against the borrower in favor of xx in the total amount of $XXXX which were recorded on xx/xx/2017 and xx/xx/2024.
The annual county taxes for 2024 have been paid on xx/xx/2024 in the amount of $1,656.83.
The annual county taxes for 2025 are due on xx/xx/2026 in the amount of $1,656.83.
No prior delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $972.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $625.60 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $148,935.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $148,935.67.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
No foreclosure activity found in the loan file.
No bankruptcy-related information was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is $161,491.32. The monthly P&I is $625.60, with an interest rate of 3.500% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount. The loan has been modified thrice since origination.	Credit Report	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43911336	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$546.24	XX/XX/XXXX	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$841.11	11.984%	360	xx	xx	Conventional	Fixed	Cash Out	111.385%	111.385%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2000 and recorded on xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2000 and was recorded on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $535.32 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $650 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $650 with an interest rate of 7.00%. The current UPB reflected as per the payment history is $11,347.09. As per seller's tape, the deferred balance is $2,607.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $11,347.09.
As per the seller’s tape data, the loan was modified on xx/xx/2013.
The foreclosure was initiated on the loan in 2002 with lis pendens located at xx was filed on xx/xx/2002 with the case #xx. The release of lis pendens, located at xx, was entered on xx/xx/2002. No additional details have been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2002. Schedule D was filed on xx/xx/2002. No further details are available. The BK was discharged on xx/xx/2002 and terminated on xx/xx/2002.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The foreclosure was initiated on the loan in 2002 and the lis pendens located at xx was filed on xx/xx/2002 with the case #xx. The release of lis pendens is located at xx was entered on xx/xx/2002. No additional details have been found regarding the closure status of the foreclosure case.
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2002. Schedule D was filed on xx/xx/2002. No further details are available. The BK was discharged on xx/xx/2002 and terminated on xx/xx/2002.	This is a conventional fixed-rate mortgage originated on xx/xx/2000 with a P&I of $841.11, a rate of interest of 11.98%, and a maturity date of xx/xx/2030. The P&I as per payment history tape data is $650, and the rate of interest is 7.00%. The current UPB is reflected on tape in the amount of $13078.28. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2013. The modification agreement is missing from the loan file.	Right of Rescission	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40362864	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.69	9.870%	300	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	8.870%	$330.70	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $818.15 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $1,310.89 on xx/xx/2025.
The annual installment of city taxes for 2024 has been paid in the amount of $761.84 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $632.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $330.70 with an interest rate of 8.870%. The current UPB reflected as per the payment history is $30,154.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $30,154.72.
As per tape data, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is $35,487.84. The monthly P&I is $330.70 with an interest rate of 8.870% beginning on xx/xx/2020 and a maturity date of xx/xx/2038. There is no deferred balance, and the principal forgiven amount is $1,051.83. The loan has been modified once since origination.	Credit Report Initial 1003_Application Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject is TXxxAx loan. Appraisal report and FMV disclosure are missing from the loan documents."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl X) "FMV disclosure are missing from loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl X)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from loan documents. XXXX search shows an estimated amount of $XXXK. The current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "The initial application is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57858573	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Other	$0.00	$1,379.14	XX/XX/XXXX	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,575.68	11.990%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx.
There is a prior mortgage against the subject property originated on xx/xx/1997 and recorded on xx/xx/1997 in the amount of $XXXX with xx.
There is a XXXX’s lien against the borrower in favor of xx, which was recorded on xx/xx/2001 in the amount of $XXXX
There is a junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of $XXXX
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of $XXXX
 The annual installment of county taxes for 2024 has been paid in the amount of $1,379.14 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $579.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $413.18 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $95,945.88 and deferred balance is $97,134.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $95,945.88.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.

As per the updated title report of xx/xx/2025, the foreclosure was initiated multiple times on the loan. The foreclosure was reinitiated in 2014. The latest lis pendens was filed on xx/xx/2014, which was located at “xx” and recorded on xx/xx/2014. The Cancellation of Notice of Default xx/xx/2015, which was located at “xx” and recorded on xx/xx/2015. Further details not provided.

According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx on xx/xx/2008. The BK was dismissed on xx/xx/2009 and terminated on xx/xx/2009.

Foreclosure Comments:As per the updated title report of xx/xx/2025, the foreclosure was initiated multiple times on the loan. The foreclosure was reinitiated in 2014. The latest lis pendens was filed on xx/xx/2014, which was located at “xx” and recorded on xx/xx/2014. The Cancellation of Notice of Default xx/xx/2015, which was located at “xx” and recorded on xx/xx/2015. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx on xx/xx/2008. The BK was dismissed on xx/xx/2009 and terminated on xx/xx/2009.	This is an ARM mortgage with a P&I of $1,575.68, a rate of interest of 11.99000%, and a maturity date of xx/xx/2036. The P&I as per payment history is $413.18, and the rate of interest is 2.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22523796	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,555.03	7.250%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	727	28.993%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,236.90 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,015.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,555.03 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $223,166.44.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $223,166.44.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.83 years on the job as a xx.
BWR2 has 3.83 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x) "The initial xxxx signed by the loan originator is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges cannot increase more than XX% in the tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and the recording fee at $X,XXX.XX. The CD dated xx/xx/XXXX reflects the sum of Section C and the recording fee at $X,XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX% per test. COC for the increase in fee is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75063084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,267.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$644.51	4.000%	360	xx	xx	Conventional	Fixed	Purchase	52.941%	52.941%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.930%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2015 and recorded on xx.
There are two active HOA liens against the subject property in favor of xx, which were recorded on different dates for the total amount of $XXXX
The annual installment of combined/city taxes for 2024/2025 has been paid in the total amount of $3,827.16.
The annual installment of combined taxes for 2025 is due in the amount of $4,418.70 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,038.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $644.51 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $105,495.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $105,495.34.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR 1 has 1.1 years on the job as an xx.

BWR 2 has been an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Good Faith Estimate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$X,XXX.XX."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75724855	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,152.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,504.88	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	79.683%	79.683%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	695	679	21.766%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.875%	$990.89	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx.
There is a PACE lien against the subject property in favor of xx, in the amount of $XXXXrecorded on xx/xx/2020.
There is a civil judgment active against the borrower in favor of xx in the amount of $XXXX recorded on xx/xx/2023.
The annual combined taxes for 2024 have been paid in the amount of $5,152.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,988.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $990.89 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $267,999.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $267,999.97.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been  SE for xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $282,450.40. The monthly P&I is $990.89 with an interest rate of 2.875% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Hazard Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final TIL is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an underdisclosed amount of -$XXX.XX.

The loan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an underdisclosed amount of -$XXX.XX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects Intangible Tax at $XX.XX and State Tax/Stamps at $XX.XX. CD dated xx/xx/XXXX reflects Intangible Tax at $XXX.XX and State Tax/Stamps at $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) """The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower’s income was $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The AUS is missing from the loan file. QM-ATR SOL has expired.""""		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71626022	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,602.00	8.990%	360	xx	xx	Conventional	Fixed	Purchase	79.375%	79.375%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.393%	$831.16	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx.
There are three civil judgments and one hospital lien against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $XXXX.
There is a state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of $XXXX
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $2,804.42 on xx/xx/2025 and xx/xx/2025.
The annual utilities/MUD taxes for 2025 have been delinquent in the amount of $1,006.71, which was due and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,513.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $831.16 with an interest rate of 4.393%. The current UPB reflected as per the payment history is $167,409.38.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $167,409.38.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2016.
As per the deferment agreement dated xx/xx/2020, which is located at xx, the servicer deferred 2 payments in the amount of $1,662.32.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2016. As per the modified term, the new principal balance is $187,745.53. The monthly P&I is $831.16 with an interest rate of 4.393% beginning on xx/xx/2016 and a maturity date of xx/xx/2056. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the state New Jersey which has unlimited assignee liability for state high cost & we are unable to test compliance due to missing HUD."	* Compliance Testing (Lvl x) "The tape and the file show the subject property is located in a UAL state, and HUD-x is missing from the loan file."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure is missing from the loan document."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21455032	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,794.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.10	3.124%	120	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	18.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $2,794.60 on xx/xx/2025 and xx/xx/2025.
The water/sewer charges for 2025 are due in the amount of $82.06 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $846.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $437.10 and the interest rate is 3.124%. The current UPB reflected as per the payment history is $5,550.08.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $5,550.08.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for the default is excessive obligation.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.0 years on the job as a xx.
  BWR2 does not have any employment history.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Initial Closing Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The initial loan estimate delivery date test failed due to the initial LE dated xx/xx/XXXX and delivered on xx/xx/XXXX, which is more than X business days from the initial application date of xx/xx/XXXX.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test (XX CFR §XXXX.XX(e)(X)(iv)(D)). A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on Xxx/xx/XXXX and Xxx/xx/XXXX."
* Missing credit report (Lvl X)     "The credit report is missing from the loan file."
																																																																																								* Missing Initial Closing Disclosure (Lvl X) "The initial CD is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13879932	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,183.46	XX/XX/XXXX	xx	No	Dismissal	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,313.02	6.000%	360	xx	xx	Conventional	Fixed	Refinance	75.387%	75.387%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Not Applicable	Unavailable	Not Applicable	59.775%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$724.35	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx)
There is an active PACE lien against the subject property in favor of xx, which was recorded on xx/xx/2023.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $4,183.46 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,493.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,016.72 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $145,083.02.
The PH tape data shows the deferred balance as $18,761.46. The deferred agreement dated xx/xx/2021 is located at “xx,” which reflects the total deferred amount of $18,761.46.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $145,083.02.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2011.
As per UT, the foreclosure was initiated in this loan in 2010. The lis pendens, located at xx, was filed on xx/xx/2010. The recession of the foreclosure located at xxstates that the case was dismissed on xx/xx/2011 and the recession of FC was recorded on xx/xx/2011. Further details not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2023. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.

Foreclosure Comments:As per UT, the foreclosure was initiated in this loan in 2010. The lis pendens, located at 1300812 pg#7, was filed on xx/xx/2010. The recession of the foreclosure located at xxstates that the case was dismissed on xx/xx/2011 and the recession of FC was recorded on xx/xx/2011. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2023. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $176,381.00, and the value of the collateral is $540,000.00. The unsecured portion is $0.00. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.	The step modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2011. As per the modified term, the new modified unpaid principal balance is $219,741.47. The modified monthly P&I of $724.35 with an interest rate of 2.000% starting on xx/xx/2011, which will be changed in 4 steps until the new maturity date of xx/xx/2046. The rate will change in 4 steps, which end with 4.750%. There is no deferred balance and principal forgiven amount.

Credit Report Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48048913	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,248.95	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$77,875.21	4.375%	$1,212.64	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,583.79 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,583.79 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,678.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,212.64 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $251,217.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $251,217.91.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2010. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $335,551.00, and the value of the collateral is $350,000.00. The unsecured portion is $0.00. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is $352,501.89. The monthly P&I is $1,212.64 with an interest rate of 4.375% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is a deferred balance in the amount of $77,875.21 and no principal forgiven amount. The interest-bearing amount is $274,626.68. The loan has been modified twice since origination.	Credit Report Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing credit report (Lvl X) "Credit report is missing." * Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52461933	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,613.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$868.09	8.950%	240	xx	xx	Conventional	Fixed	Cash Out	24.514%	24.514%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	524	Not Applicable	49.514%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.444%	$750.06	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/1986 and recorded on xx.
There is an active ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/2021 in the amount of $XXXX
The annual installment of borough taxes for 2026 has been paid in the amount of $1,403.48 on xx/xx/2025.
The annual second, third, and fourth installments of borough taxes for 2026 are due in the amount of $4,210.44 on xx/xx/2025, xx/xx/2026, and xx/xx/2026.
 The annual installment of utility charges for 2025 has been delinquent in the total amount of $8,849.48, which was due on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,451.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $750.06 with an interest rate of 4.444%. The current UPB is $13,062.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is $13,062.60.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2014. As per the modified term, the new principal balance is $87,488.83. The monthly P&I is $750.06 with an interest rate of 4.444% beginning on xx/xx/2014 and a maturity date of xx/xx/2026. There is no deferred balance and principal forgiven amount.

Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.

CE risk indicator is Moderate as the loan is failing TILA APR Test due to APR calculated X.XXX% less by APR threshold of X.XXX% by -X.XXX%.

Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XX,XXX.XX."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
821442	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,264.79	4.625%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	758	35.318%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.625%	$5,264.79	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $11,172.64 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan is construction to permanent and the first payment is due on xx/xx/2023. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,991.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,264.79 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $985,298.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $985,298.67.
As per tape data, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.75 years on the job as xx.
BWR2 has 6.75 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx and xx, on xx/xx/2023. As per the modified term, the new principal balance is $1,024,000.00. The monthly P&I is $5,264.79 with an interest rate of 4.625% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges in total cannot increase more than XX% tolerance test. The LE dated xx/xx/XXXX reflects the sum of Section C fees and recording fees at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and the recording fee at $X,XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX%. COC for the increase in fee is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The right of rescission is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79539503	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,230.73	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,908.39	7.990%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	697	Not Applicable	31.471%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx.
No active judgments or liens found.
The annual installment of county taxes for 2024 has been paid in the amount of $5,021.50 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,473.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,908.39 with an interest rate of 7.990%. The current UPB is $256,399.07.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $256,399.07.
Unable to determine the reason for the default.
As per the tape, the subject property is a second home.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 20.5 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX reflects points - a loan discount fee at $X,XXX.XX. The CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX.  The loan estimate dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. The CD dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68607014	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,028.40	XX/XX/XXXX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,044.60	4.500%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	683	679	117.308%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.875%	$573.59	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2012 and recorded on xx.
No active judgments or liens have been found.
The annual 1st installment of county taxes for 2024 has been paid in the amount of $4,014.20 on xx/xx/2025.
The annual 2nd installment of county taxes for 2024 is due in the amount of $4,014.20 on xx/xx/2025.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,581.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $573.59 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $153,030.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $153,030.35.
The foreclosure was initiated in the loan in 2019. As per the lis pendens located at “xx”, the complaint was filed on xx/xx/2019 with case#xx.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The foreclosure was initiated in the loan in 2019. As per the lis pendens located at “xx”, the complaint was filed on xx/xx/2019 with case#xx.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and the lender xx on xx/xx/2022. As per the modified term, the new principal balance is $161,290.03. The monthly P&I is $573.59 with an interest rate of 2.875%, beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Initial Escrow Acct Disclosure Origination Appraisal	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X) "Initial escrow account disclosure is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXXK."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63055547	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,987.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,642.32	6.875%	360	xx	xx	Conventional	Fixed	Purchase	94.583%	94.583%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	57.472%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$43,679.07	2.875%	$783.87	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,788.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,562.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $783.87 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $208,641.88 and deferred balance is $43,679.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $208,641.88.
No details pertaining to the damage to the subject property have been observed.
As per the seller tape, the subject property is owner-occupied.
The modification agreement was made between the borrower, xx, on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lenderxx, on xx/xx/2021. As per the modified term, the new principal balance is $267,119.07. The monthly P&I is $783.87 with an interest rate of 2.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2021. The deferred balance is $43,679.07 and interest bearing balance is $223,440.00. No principal forgiven amount. The loan has been modified thrice since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67076240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,996.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Yes	xx	Not Applicable	$734.76	8.450%	360	xx	xx	Conventional	Fixed	Cash Out	42.105%	42.105%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	45.774%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx. There is an active junior mortgage against the subject property in favor of the xx in the amount of $XXXX, which originated on xx/xx/2018 and recorded on xx. The annual installment of county taxes for 2024 has been paid in the amount of $1,996.18 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $551.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $190.02 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $7,858.27 and the deferred balance is $5,822.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $7,858.27.
As per the tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2009. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.
According to servicing comments dated xx/xx/2018, the subject property was damaged due to hurricane. The roof of the subject property was damaged and had water leaks. No details are available regarding the estimated repair cost. Subsequent comments do not show any damage.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2009. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $92,235.81, and the value of the collateral is $105,300.00. The unsecured portion is $0.00. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	This is a conventional fixed-rate mortgage originated on xx/xx/2005 with a P&I of $734.76, a rate of interest of 8.45000%, and a maturity date of xx/xx/2035. The P&I as per payment history tape data is $190.02, and the rate of interest is 3.750%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2010 and the deferred balance is $5,822.25. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower." * TIL not hand dated (Lvl X) "The final TIL is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18844650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,659.00	XX/XX/XXXX	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.09	3.625%	180	xx	xx	Conventional	Fixed	Cash Out	51.695%	51.695%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.081%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.625%	$616.20	XX/XX/XXXX	Change of Terms	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2012 and recorded on xx.
There is an active civil judgment against the borrower in favor of “xx,” which was recorded on xx/xx/2019 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $6,659.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,856.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $616.20 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $149,350.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $149,350.79.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2017. As per the notice of lis pendens located at “Ln#xx,” the complaint was filed on xx/xx/2017 and recorded on xx/xx/2017. No further details provided.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2017. As per the notice of lis pendens located at “xx”, the complaint was filed on xx/xx/2017 and recorded on xx/xx/2017. No further details provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $156,029.38. The monthly P&I is $616.20 with an interest rate of 3.625% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Credit Report Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing credit report (Lvl X) "Credit report is missing." * Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86503294	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,315.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.06	10.460%	300	xx	xx	Conventional	Fixed	Cash Out	61.868%	61.868%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	505	517	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The annual installments of combined taxes for 2024 are due in the amount of $1,351.54 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $462.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $421.54 with an interest rate of 9.710%. The current UPB reflected as per the payment history is $8,781.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $8,781.53.
As per the tape, the subject property is occupied by unknown person.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $500.06, a rate of interest of 10.460%, and a maturity date of xx/xx/2028. The P&I as per payment history tape data is $421.54, and the rate of interest is 9.71000%. There is a difference in the rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2012. The modification agreement is missing from the loan file.	Credit Application Flood Certificate Hazard Insurance Right of Rescission	xx	2: Acceptable with Warnings	* Application Missing (Lvl X) "Application is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $XX,XXX.XX exceeds Disclosed Finance charge of $XX,XXX.XX over by -$XX,XXX.XX. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

The CE risk indicator is moderate as the loan is failing TILA Foreclosure Rescission Finance Charge Test. Total fees charged is $XX,XXX.XX and allowed is $XX,XXX.XX, but it is over charged by $XX,XXX.XX.

Loan failed TILA APR test due to APR calculated X.XXX% exceeds APR threshold XX.XXX% over by -X.XXX%."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan file."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl X)     "ROR document is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl X) "The final TIL document is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44022044	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,600.03	XX/XX/XXXX	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,706.29	7.990%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx.
No active judgments or liens have been found.
The annual installment of utility taxes for 2025 is due in the amount of $593.13.
The annual installment of combined/city/utility taxes for 2024 has been paid in the total amount of $14,600.03.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,647.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,334.42 with an interest rate is 9.375%. The current UPB reflected as per the payment history is $631,256.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $617,151.19.
As per the tape data, the occupancy of the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, a tree had fallen on the subject property. Furthermore, the comment dated xx/xx/2025 indicates that the subject property was damaged due to wind on xx/xx/2024.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2024, the sale date is scheduled on xx/xx/2024.
No post-close bankruptcy record has been found.

The subject loan closed as a no-ratio loan.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, the sale date is scheduled on xx/xx/2024. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl X) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date (xx/xx/XXXX) is less than three business days before the consummation date (xx/xx/XXXX).

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%.

Loan fails Qualified mortgage lending policy points and fees test due to Fees charged $XX,XXX.XX Exceeds Fees threshold of $XX,XXX.XX Over by +$XXX.XX.
The below fees were included in the test:
Electronic Document Delivery APR paid by Borrower: $XX.XX
Mortgage Broker Fee paid by Borrower: $XX,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Underwriting Fee paid by Borrower: $X,XXX.XX"
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan contains a value for one, but not both of the following fields: As Disclosed Lender's Title Insurance Policy and Actual Lender's Title Insurance Policy; or As Disclosed Owner's Title Insurance Policy and Actual Owner's Title Insurance Policy. The CFPB's Official Interpretations to the TILA-RESPA Integrated Disclosure (TRID) Final Rule requires the use of a specific calculation to arrive at the value to be provided on the disclosure forms. The Lender's Title Insurance Policy is always disclosed as the full policy amount, even if a simultaneous issue of the Owner's Title Insurance Policy is present. The Owner's Title Insurance Policy is calculated by taking the full owner's title insurance premium, adding the simultaneous issuance premium for the lender's coverage (if any), and then deducting the full premium for the lender's coverage. The value derived from this calculation is required for accurate tolerance testing under TRID, and should be entered in the "as disclosed" field in ComplianceAnalyzer.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% Exceeds APR threshold of X.XXX% Over By +X.XXX%. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."
																																																																																								* Settlement date is different from note date (Lvl X) "Final CD reflects closing date as xx/xx/XXXX. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/XXXX. Note date is xx/xx/XXXX."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65241429	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$31.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$533.16	10.540%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
There is a prior mortgage against the subject property that originated on xx/xx/1985 and was recorded on xx.
 The annual installment of combined taxes for 2022 has been paid in the amount of $31.96 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $469.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $469.89 with an interest rate of 10.540%. The current UPB reflected as per the payment history is $11,381.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $11,381.44.
As per the tape, the subject property occupancy is stated as an investor.
As per the comment dated xx/xx/2024, the roof of the subject property was damaged due to hail and wind on xx/xx/2023. Insurance of the claim check was received in the amount of $5,332.46 on xx/xx/2024. The estimated cost of repair is not available. No information has been found regarding completion of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* Final TIL Missing or Not Executed (Lvl x) "The final TIL is missing from the loan documents."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x) "The Initial is missing from the loan file."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan file. XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing required X-X family rider (Lvl X) "Missing required X-X family rider."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1404507	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,372.92	XX/XX/XXXX	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,767.27	5.625%	360	xx	xx	Conventional	Fixed	Purchase	93.030%	93.030%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	611	609	53.726%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$73,293.50	4.375%	$1,140.73	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $4,198.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,254.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,140.73 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $248,165.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $248,165.93.
The loan was modified on xx/xx/2021.
The foreclosure was initiated in 2008 with the loan. As per the notice of lis pendens located at Ln#xx, the foreclosure complaint was filed on xx/xx/2008 in favor of xx, with the case #xx, which was recorded on xx/xx/2008. As per the notice of foreclosure sale located at (xx), the foreclosure sale was scheduled for xx/xx/2009. As per the notice of dismissal located at (xx), the foreclosure was cancelled. No further information was found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
Foreclosure Comments:The foreclosure was initiated in 2008 with the loan. As per the notice of lis pendens located at Ln#xx, the foreclosure complaint was filed on xx/xx/2008 in favor of xx, with the case #xx, which was recorded on xx/xx/2008. The foreclosure final judgment located at (Ln#xx) was entered on xx/xx/2009 in the amount of $327,055.82. As per the notice of foreclosure sale located at (xx), the foreclosure sale was scheduled for xx/xx/2009. As per the notice of dismissal located at Ln#xx, the foreclosure was cancelled. No further information was found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and the lender xx on xx/xx/2021. As per the modified term, the new principal balance is $331,635.80, out of which $258,342.30 is the interest-bearing amount and the deferred amount is $73,293.50. The monthly P&I is $1,140.73 with an interest rate of 4.375% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no principal forgiven amount. The loan has been modified three times since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl X) "The final TIL is not hand-dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70282811	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,408.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,127.73	7.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	775	777	38.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,408.25 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,556.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,127.73 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $287,817.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $287,817.72.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is a second home.

BWR has 6.00 years on the job as a xx
BWR 2 has 25.00 years on the job as a XXXX with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the TILA finance charge test. The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than -$XXX.XX."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does reflect an appraisal fee of $XXX.XX, a credit report fee of $XX.XX, and a flood certification - single charge or life of loan fee of $XX.XX. The CD dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX, a credit report fee of $XX.XX, and a flood certification - single charge or life of loan fee of $XX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84742671	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$892.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$531.10	9.398%	324	xx	xx	Conventional	Fixed	Cash Out	79.994%	79.994%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	507	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
There are 3 civil judgments against XXXX in favor of multiple plaintiffs for the total amount of $XXXXrecorded on xx/xx/2016, xx/xx/2016, and xx/xx/2022.
There are 4 hospital liens against XXXX in favor of multiple plaintiffs recorded on xx/xx/2018, xx/xx/2019, xx/xx/2019, and xx/xx/2024. The amount is not available.
The annual installment of combined taxes for 2024 has been paid in the amount of $892.88 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $722.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $379.37 and the interest rate is 6.00%. The current UPB reflected as per the payment history is $58,795.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $58,795.80.
As per the seller’s tape, the subject property is owner occupied.
The loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $531.10, a rate of interest of 9.398%, and a maturity date of xx/xx/2034. The P&I as per payment history tape data is $379.37, and the rate of interest is 6.00%. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. Initial 1003_Application	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal and FMV disclosure are available in the loan file."	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan file."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "The application is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61891055	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,396.99	XX/XX/XXXX	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$327.43	7.125%	360	xx	xx	Conventional	Fixed	Purchase	79.987%	79.987%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	No	No	732	Not Applicable	25.755%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	7.125%	$462.40	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx.
No active judgments or liens have been found.
The annual installment of school taxes for 2024 has been paid in the amount of $1,724.22 on xx/xx/2024.
The 1st installment of combined taxes for 2025 was paid in the amount of $836.39 on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the total amount of $836.38 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $972.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $462.70 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $65,644.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $65,644.32.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
The foreclosure was initiated on this loan in 2019, and the lis pendens located at Ln#xx, was filed on xx/xx/2019, and the amended complaint was filed on xx/xx/2022. As per the document located at Ln#xx, the lis pendens has been canceled on xx/xx/2022.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2009. The bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2010.
As per tape data, the property occupancy is stated as investor.
Foreclosure Comments:The foreclosure was initiated on this loan in 2019, and the lis pendens located at Ln#xx, was filed on xx/xx/2019, and the amended complaint was filed on xx/xx/2022. As per the document located at Ln#xx, the lis pendens has been canceled on xx/xx/2022.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xxFlicker filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2009. As per voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is $40,418.00, and the value of the collateral is $37,000.00. The unsecured portion is $3,418.00. The bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The modification agreement was made between the borrower and the lender on xx/xx/2022. As per the modified term, the new principal balance is $67,939.21. The monthly P&I is $462.40 with an interest rate of 7.125% beginning on xx/xx/2022 and a maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34083813	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$24,458.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,741.25	$4,459.54	6.375%	360	xx	xx	Conventional	Fixed	Purchase	72.139%	72.139%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	702	32.449%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$212,735.44	4.375%	$3,102.28	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx.
There are 19 civil judgments against the borrower in favor of the xx, which were recorded on different dates, in the total amount of $XXXX
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of $24,458.32 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,401.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,102.28 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $435,452.61.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $435,452.61.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The FC was initiated multiple time on the loan in 2016 and 2019. The complaint was filed on xx/xx/2019. The FC was canceled on xx/xx/2022.
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the case # xx on xx/xx/2020. The bankruptcy was dismissed on xx/xx/2021 and terminated on xx/xx/2021.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the UT dated xx/xx/2025, the FC was initiated multiple time on the loan in 2016 and 2019. As per the notice of lis pendens located at “Ln#xx,” the complaint was filed on xx/xx/2019. As per the release of lis pendens located at “Ln#xx, the FC was canceled on xx/xx/2022.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, Keith Meyers, filed for bankruptcy under Chapter 13 with the case # xx on xx/xx/2020. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $855,416.33, and the value of the collateral is $743,722.00. The unsecured portion is $111,694.33. The POC was filed by the creditor xx, on xx/xx/2020, with the secured claim amount of $856,368.56 and the arrearage amount of $358,027.54. The chapter 13 plan filed on xx/xx/2020 was not confirmed. The borrower has promised to make monthly payments of $3,246.76 per month for 8 months, $4,950.00 per month for 6 months, $5,950.00 per month for 12 months, $7,062.86 per month for 33 months, and $94,948.21 per month for 1 month to the trustee. The bankruptcy was dismissed on xx/xx/2021 and terminated on xx/xx/2021.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $708,369.80, out of which $495,634.36 is the interest-bearing amount and the deferred amount is $212,735.44. The monthly P&I is $3,102.28 with an interest rate of 4.375% beginning on xx/xx/2022 and a maturity date of xx/xx/2041. There is no principal forgiven amount.		xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71040991	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,011.74	7.500%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	728	715	43.226%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx.
There is one active junior mortgage against the subject property, which was originated on xx/xx/2023 and recorded on xx.
  No active judgments or liens have been found.
For parcel #xx
The annual installment of combined taxes for 2024 has been paid in the amount of $7,767.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,179.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,011.74 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $559,747.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the payment history is $559,747.80.
As per tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 8.83 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62265270	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,430.56	4.875%	180	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	42.128%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	7.500%	$793.19	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx.
  There are two prior mortgages against the subject property. The first originated on xx/xx/2010 and was recorded on xx. The second originated on xx/xx/2013 and was recorded on xx.
There is an active prior judgment against the borrower in favor of xx, which was recorded on xx/xx/2015 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $1,115.93 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,431.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $793.19 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $185,742.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $185,742.93.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, Milton Louis Leist, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2023. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.
BWR has 9 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2023. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $194,902.00, and the value of the collateral is $213,502.00. The unsecured portion is $0.00. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.	This is a conventional fixed-rate mortgage with a P&I of $1,430.56, a rate of interest of 4.87500%, and a maturity date of xx/xx/2033. The P&I according to the payment history is $793.19, and the rate of interest is 7.500%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl x) "Subject loan is TXxxAx. Appraisal report and FMV disclosure is available in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "Loan failed compliance ease delivery and timing test for initial closing disclosure dated xx/xx/XXXX. Document tracker is missing and X business days were added to get receipt date xx/xx/XXXX which is on the consummation date xx/xx/XXXX."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25669485	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	XXXX	$0.00	$4,594.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,596.29	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	66.857%	66.857%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$32,565.94	4.000%	$954.40	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx. There are 11 HOA liens against the subject property in favor of xx, different plaintiffs, which were recorded on different dates in the total amount of $XXXX The 1st and 2nd installments of combined taxes for 2025 were due in the total amount of $4,594.32 on xx/xx/2025 and xx/xx/2025. The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $4,414.95 on xx/xx/2024 and xx/xx/2024.
The annual installment of water for 2025 has been delinquent in the total amount of $7.67, which is good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,604.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $954.40 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $217,102.38. As per tape, the deferred balance is $32,565.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $217,102.38. As per tape, the deferred amount is $32,565.94.
No foreclosure activity has been found.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. The bankruptcy was discharged on xx/xx/2022 and terminated on xx/xx/2022.
The loan was modified on xx/xx/2020.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. As per voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is $262,238.00, and the value of the collateral is $286,409.00. The unsecured portion is $0.00. The POC was filed by the creditor xx on xx/xx/2017, with the secured claim amount of $270,441.29 and the arrearage amount of $14,571.59. The amended chapter 13 (Doc #27) plan was filed on xx/xx/2017 and confirmed on xx/xx/2017. The borrower has promised to make monthly payments of $313.91 for 60 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on xx/xx/2022 and terminated on xx/xx/2022.	The modification agreement was made between the borrower and the lender on xx/xx/2020. As per the modified term, the new principal balance is $260,927.11, out of which $228,361.17 is the interest-bearing amount and the deferred amount is $32,565.94. The monthly P&I is $954.40 with an interest rate of 4.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2060. There is no principal forgiven amount.	Credit Report Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XX.XX."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27987000	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,170.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,114.70	4.125%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	22.294%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$1,072.79	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 were due in the total amount of $2,595.98 on different dates.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 were paid in the total amount of $2,574.64 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,530.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,072.79 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $240,683.63. PH shows a large transaction in the amount of $6,120.16 on xx/xx/2025, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. As per the collection comment dated xx/xx/2025, this payment is made by the borrower in the amount of $6,173.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $240,683.63.
The loan was modified on xx/xx/2019.
The foreclosure was initiated on this loan in 2010, and the complaint was filed on xx/xx/2010. As per the notice of trustee’s sale located at xx, the foreclosure sale was scheduled on xx/xx/2010. As per the document located at xx, the lis pendens was canceled on xx/xx/2011. Again, the foreclosure case resumed in 2012, and the complaint was filed on xx/xx/2012. As per the document located at xx, the lis pendens was canceled on xx/xx/2013. Again, the foreclosure case resumed in 2014, and the complaint was filed on xx/xx/2014, and the lis pendens was canceled on xx/xx/2015. Again, the foreclosure case resumed in 2015, and the complaint was filed on xx/xx/2015, and the lis pendens was canceled on xx/xx/2016.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the property is owner-occupied.
According to servicing comments dated xx/xx/2023, the subject property was damaged. No details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs in the latest collection comments.
Foreclosure Comments:The foreclosure was initiated on this loan in 2010, and the complaint was filed on xx/xx/2010. As per the notice of trustee’s sale located at xx, the foreclosure sale was scheduled on xx/xx/2010. As per document located at xx, the lis pendens was canceled on xx/xx/2011. Again, the foreclosure case resumed in 2012, and the complaint was filed on xx/xx/2012. As per the document located at xx, the lis pendens was canceled on xx/xx/2013. Again, the foreclosure case resumed in 2014, and the complaint was filed on xx/xx/2014, and the lis pendens was canceled on xx/xx/2015. Again, the foreclosure case resumed in 2015, and the complaint was filed on xx/xx/2015, and the lis pendens was canceled on xx/xx/2016.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2019. As per the modified term, the new principal balance is $256,686.09. The monthly P&I is $1,072.79 with an interest rate of 4.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2060. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Final Truth in Lending Discl. Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl X) "The appraisal is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55701228	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$967.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$723.48	11.540%	240	xx	xx	Conventional	Fixed	Cash Out	77.793%	77.793%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.750%	$706.15	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $967.96 on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,027.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $706.15 with an interest rate of 3.750%. The current UPB as per the payment history is $36,513.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is $36,513.31.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2024, the repayment plan has been approved for 5 months with the monthly payment of $1,232.52, which was effective from xx/xx/2024 to xx/xx/2024.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is $72,498.70. The monthly P&I is $706.15 with an interest rate of 3.750% beginning on xx/xx/2020 and a maturity date of xx/xx/2027. There is no deferred balance. The lender has forgiven the principal balance of $654.73. The loan has been modified once since origination.	Credit Report Initial 1003_Application	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject is TXxxAx loan. Appraisal report and FMV disclosure are available in the loan documents."	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X) "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial XXXX signed by loan originator is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3769729	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,221.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,121.24	3.720%	360	xx	xx	Conventional	Fixed	Purchase	89.011%	89.011%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	44.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx.
No active judgments or liens have been found.
The first and second installments of town taxes for 2025 have been paid in the total amount of $3,610.54 on xx/xx/2025 and xx/xx/2025.
The annual installment of utility taxes for 2025 is due in the amount of $279.00.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,883.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,121.24 with an interest rate of 3.720%. The current UPB reflected as per the payment history is $233,451.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $233,451.05.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 11 years on the job as a XXXX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date (xx/xx/xxxx) is less than three business days before the consummation date (xx/xx/xxxx)"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Program Compliance Review paid by Borrower: $xxx.xx
Program Lender Commitment paid by Borrower: $x,xxx.xx
Program Lender Participation Fee paid by Borrower: $x,xxx.xx
Title - CPL paid by Borrower: $xx.xx
Title - Norice of Settlement paid by Borrower: $xx.xx
Title - Patriot Act Search paid by Borrower: $xx.xx
Title Attorney Option Fee paid by Borrower: $xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the TRID total of payments test due to a charge of $xxx,xxx.xx, allowing $xxx,xxx.xx, less by $xxx.xx.

TRID violation in charges that cannot increase the test due to the increase of the fee in the final CD dated xxx/xx/xxxx. The initial LE dated xx/xx/xxxx does not reflect the transfer taxes fee. The final CD dated xxx/xx/xxxx reflects a transfer tax fee of $xxxx.xx. This is a fee increase of $xxxx.xx for the x% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/xxxx, and the SOL is x year expired."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TILA Test Failed (Lvl X) "This loan failed TRID total of payments test due to charge $XXX,XXX.XX allow $XXX,XXX.XX less by $XXX.XX."		Moderate	Pass	Fail	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36350049	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	xx	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,319.83	5.125%	324	xx	xx	Conventional	Fixed	Refinance	96.395%	96.395%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	747	25.296%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$35,756.11	4.000%	$862.12	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2011 and recorded on xx.
There is an active junior mortgage against the subject property in favor of XXXX as nominee for xx in the amount of $XXXX, which was originated on xx/xx/2025 and recorded on xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2020 in the amount of $XXXX
The taxes are to follow.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,771.51(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $862.12 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $197,822.15 and deferred balance is $35,756.11.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $197,822.15.
The loan was modified on xx/xx/2021.
As per tape data, the subject property is owner-occupied.
As per the foreclosure document located at “xx,” the foreclosure was initiated in 2015, and the complaint was filed on xx/xx/2015 with the case #xx. The foreclosure judgment was entered on xx/xx/2016 in the amount of $40,297.97. Further details not provided.
According to the PACER, the borrowers filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2016. The bankruptcy was dismissed on xx/xx/2020 and terminated on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the foreclosure document located at “xx,” the foreclosure was initiated in 2015, and the complaint was filed on xx/xx/2015 with the case #xx. The foreclosure judgment was entered on xx/xx/2016 in the amount of $40,297.97. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrowers xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $230,784.00, and the value of the collateral is $165,000.00. The unsecured portion is $65,784.00. The POC was filed by the creditor Seterus Inc. on xx/xx/2016, with the secured claim amount of $230,570.89 and the arrearage amount of $0.00. The Chapter 13 (Doc #50) plan was filed on xx/xx/2016 and confirmed on xx/xx/2016. The borrower has promised to make monthly payments of $760.41 for 60 months to the trustee under the Chapter 13 plan. The bankruptcy was dismissed on xx/xx/2020 and terminated on xx/xx/2020.	The modification agreement was made between the borrowers xx and the lender xx on xx/xx/2021. As per the modified term, the new principal balance is $242,036.11. The interest-bearing amount is $206,280.00, and the deferred amount is $35,756.11. The monthly P&I is $862.12 with an interest rate of 4.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no principal forgiven amount.	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Pennsylvania license validation test."
																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl X) "Initial TIL is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4022992	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,719.23	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	693	Not Applicable	46.360%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$61,305.86	4.625%	$1,021.21	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $2,944.03 on xx/xx/2025.
The 1st, 2nd, and 3rd installments of school taxes for 2024 have been paid in the total amount of $5,399.25 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,902.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,021.21 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $147,977.29.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $147,977.29.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. The bankruptcy was discharged and terminated on xx/xx/2013.
The foreclosure was initiated on this loan in 2014, and the notice of pendency located at Ln#xx was filed on xx/xx/2014 with the case #xx. As per the cancellation document located at Ln#xx, the notice of pendency has been canceled and discharged on xx/xx/2014. Further details were not provided.
The loan was modified on xx/xx/2019.
As per the deferment agreement dated xx/xx/2021, which is located at xx, the servicer deferred 13 payments in the amount of $22,474.25.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:The foreclosure was initiated on this loan in 2014, and the notice of pendency located at xx was filed on xx/xx/2014 with the case #xx. As per the cancellation document located at Ln#xx, the notice of pendency has been canceled and discharged on xx/xx/2014. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. The Chapter was converted from Chapter 13 to Chapter 7 on xx/xx/2013. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $262,429.80, and the value of the collateral is $250,000.00. The unsecured portion is $12,429.80. The POC was filed by the creditor, Federal National Mortgage Association, on xx/xx/2012, with the secured claim amount of $261,540.51 and the arrearage amount of $2,030.02. The bankruptcy was discharged and terminated on xx/xx/2013.	The modification agreement was made between the borrower and the lender on xx/xx/2019. As per the modified term, the new principal balance is $284,457.61, out of which $223,151.78 is the interest-bearing amount and the deferred amount is $61,305.86. The monthly P&I is $1,021.21 with an interest rate of 4.625% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. The loan has been modified thrice since origination.	Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55043914	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.39	7.950%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	506	Not Applicable	42.686%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with xx in the amount of xx
There are two prior mortgages against the subject property. The first originated on xx/xx/1998 and was recorded on xx. The second mortgage was originated on xx/xx/1998 and recorded on xx/xx/1998 with instrument #xx in the amount of $XXXX
There is one active judgment against the subject property in favor of xx, which was recorded on xx/xx/2023 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $3,611.13 on xx/xx/2024.
The water/sewer charges are delinquent in the amount of $91.88, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $795.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $412.71 with an interest rate of 10.875%. The current UPB, reflected as per the payment history, is $28,458.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is $28,458.13.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject is TXxxAx loan. Appraisal report and FMV disclosure are available in the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan documents."
																																																																																								* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X) "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83741458	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,127.80	XX/XX/XXXX	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,175.16	11.748%	360	xx	xx	Conventional	Fixed	Refinance	84.071%	84.071%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.960%	$456.66	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2002 and recorded on xx in the amount of xx with xx.
There is an IRS lien against the borrower in favor of the xx, which was recorded on xx/xx/2024 in the amount of $XXXX
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of $XXXX
The first and second installments of county taxes for 2025 have been paid in the total amount of $1,127.80 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,003.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $456.66 with an interest rate of 2.960%. The current UPB reflected as per the payment history is $118,918.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $118,918.75.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
The foreclosure was initiated on the loan in 2016. According to the updated title report dated xx/xx/2025, the Notice of Trustee Sale was recorded on xx/xx/2016, and the rescission was recorded on xx/xx/2017. Further details not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2003. The BK was discharged on xx/xx/2004 and terminated on xx/xx/2005.

Foreclosure Comments:The foreclosure was initiated on the loan in 2016. According to the updated title report dated xx/xx/2025, the Notice of Trustee Sale was recorded on xx/xx/2016, and the rescission was recorded on xx/xx/2017. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2003. Unable to review the BK, as the document is not available on PACER. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2004 and terminated on xx/xx/2005.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $128,390.33. The monthly P&I is $456.66 with an interest rate of 2.960% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Initial 1003_Application	xx	2: Acceptable with Warnings	* Missing credit report (Lvl X) "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand dated by the BWR."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83070079	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	XXXX	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$967.06	6.500%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	700	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$2,163.38	4.375%	$662.69	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx.
There is one junior mortgage against the subject property, which was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $XXXX with xx.
There is one HOA lien against the subject property in favor of the xx in the amount of $XXXX which was recorded on xx/xx/2012.
The annual installment of county taxes for 2024 has been paid in the amount of $3,992.02 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,212.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $662.69 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $134,679.45.
As per the deferral agreement, which is located at "xx," there is a deferred balance in the amount of $19,091.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $134,679.45.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the property was damaged due to a disaster on xx/xx/2024. The cost of repair and nature of damage are not available. CCs do not show details regarding damage/repairs. No comments have been found regarding repair completion.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx , on xx/xx/2019. As per the modified term, the new principal balance is $152,243.38. The monthly P&I is $662.69 with an interest rate of 4.375% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is a deferred balance in the amount of $2,163.38, and there is no principal forgiven amount. The loan has been modified twice since origination.	Flood Certificate	xx	2: Acceptable with Warnings			* Missing flood cert (Lvl X) "Flood Certificate is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40661711	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$584.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$316.67	7.625%	180	xx	xx	Conventional	Fixed	Refinance	56.500%	56.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	578	Not Applicable	38.304%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	7.625%	$121.10	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2001 and recorded on xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $584.40 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $277.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $121.10 with an interest rate of 7.625%. The current UPB reflected as per the tape data is $8,042.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $8,042.87.
Unable to determine the RFD.
The loan was modified on xx/xx/2014.
No foreclosure activity has been found.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The BK was dismissed on xx/xx/2023 and terminated on xx/xx/2023.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, Karen Rose Wall, filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $19,792.70 and the value of the collateral is $81,155.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx/xx/2020, with the secured claim amount of $19,042.42 and the arrearage amount of $7,762.63. The Chapter 13 plan filed on xx/xx/2020 was confirmed on xx/xx/2020. The borrower shall pay a monthly payment of $526.00 for 1 month and then an amount of $535.00 for 55 months to the trustee. The BK case was dismissed on xx/xx/2023 and terminated on xx/xx/2023.	The modification agreement was made between the borrower and the lender on xx/xx/2014. As per the modified term, the new principal balance is $14,891.29. The monthly P&I is $121.10 with an interest rate of 7.625% beginning on xx/xx/2015 and a maturity date of xx/xx/2034. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement	xx	4: Unacceptable	* Release of mortgage (Lvl X) "As per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx in the amount of $XXXX with MERS as nominee for xx. The legal description of the subject mortgage shows two tracts (Tract X and Tract X). As per the partial release document located at xx, Tract X has been released from the subject mortgage, which was recorded on xx/xx/XXXX with xx."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan documents. CE was tested using fee itemization."	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95468391	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,430.12	7.990%	360	xx	xx	Conventional	ARM	Purchase	65.000%	65.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	656	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx.
There are two prior civil judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $8,146.47 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,681.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,842.43 and the interest rate is 9.750%. The current UPB reflected as per the payment history is $325,620.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $325,620.35.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The loan fails the qualified mortgage lending policy points and fees test due to fees charged, $xx,xxx.xx, exceeding the fees threshold of $x,xxx.xx by +$x,xxx.xx. The below fees were included in the test: Courier/messenger fee paid by borrower: $xx.xx Mortgage broker fee paid by borrower: $x,xxx.xx Points—loan discount fee paid by borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx exceeding the fees threshold of $x,xxx.xx by +$x,xxx.xx.  The below fees were included in the test: Courier/messenger fee paid by borrower: $xx.xx Mortgage broker fee paid by borrower: $x,xxx.xx Points—loan discount fee paid by borrower: $x,xxx.xx
The loan fails the GSE (Fannie Mae public guidelines) QM APR test due to APR calculated at xx.xxx% exceeds the APR threshold of x.xxx% by +x.xxx%. The subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. The CD dated xx/xx/XXXX reflects Points—loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d). The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. The loan failed the qualified mortgage APR threshold test due to the APR calculated at XX.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25834626	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,875.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$674.04	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	67.500%	67.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	31.178%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$26,108.47	3.500%	$598.22	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2010 and recorded on xx.
No active judgments or liens have been found.
The annual installment of city taxes for 2025 has been paid in the amount of $0.00 on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,088.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $598.22 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $147,662.13 and deference balance is $26,108.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is $147,662.13.
No details pertaining to the damage to the subject property have been observed.
As per the BPO dated xx/xx/2024, the subject property is owner-occupied and in average condition.
As per the comment dated xx/xx/2025, the reason for default was excessive obligations.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $180,532.07. The monthly P&I is $598.22 with an interest rate of 3.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is deferred balance of $26,108.47 and interest bearing is $154,423.60. The loan has been modified four times since origination.	Good Faith Estimate	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Pennsylvania license validation test."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
																																																																																								* Initial Good Faith Estimate is Missing (Lvl X) "Initial GFE is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33109120	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$593.13	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$879.64	9.540%	240	xx	xx	Conventional	Fixed	Cash Out	89.623%	89.623%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx.
There is a credit card judgment against the borrower in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $593.13 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $650.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $650.25 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $12,089.92 and the deferred balance is $2,660.33.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $12,089.92.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. The bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2010.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $88,678.17, and the value of the collateral is $85,300.00. The unsecured portion is $3,378.17. The bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2010.	This is a conventional fixed-rate mortgage originated on xx/xx/2007 with a P&I of $879.64, a rate of interest of 9.540%, and a maturity date of xx/xx/2027. The P&I as per payment history tape data is $650.25, and the rate of interest is 5.250%. The current UPB is $12,089.92. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2018. The modification agreement is missing from the loan file.	Credit Application Final Truth in Lending Discl. Mortgage Insurance	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl X) "The home is not affixed. As per the appraisal report located at “xx,” the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA X endorsement is not attached to the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl X) "Initial XXXX signed by loan originator is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA APR test due to the APR disclosed on the final TIL as X.XXX%. The calculated APR is XX.XXX% for an under-disclosed APR of -XX.XXX%."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan file."
																																																																																								* MI, FHA or MIC missing and required (Lvl X) "The mortgage insurance certificate is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80543612	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,725.25	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	802	Not Applicable	15.240%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of 2025 taxes for town have been paid in the total amount of $5,830.86 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was received on xx/xx/2025 in the amount of $2,820.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,725.25 with an interest rate of 7.625%.The current UPB reflected as per the payment history is $238,549.30.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $238,549.30.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 52 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* Compliance Testing (Lvl x) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +$x.xxx%. Subject loan is escrowed.

Loan fails Qualified mortgage lending policy points and fees test due to Fees charged $x.xxx.xx Exceeds Fees threshold of $x.xxx.xx Over by +$xx.xx.
The below fees were included in the test:
Commitment Fee paid by Borrower: $xxx.xx
Rate Access paid by Borrower: $x,xxx.xx
Tax Service Fee paid by Borrower: $xx.xx
Wire Transfer Fee paid by Borrower: $xxx.xx"
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; or The Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; or
The Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. FAIL This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test. This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan does charge fee(s) not provided for in this act, which is prohibited.
A mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) a broker fee.
A mortgage lender shall have the right to charge only the following fees:
x. Application fee
x. Origination Fee
x. Lock in fee
x. Commitment Fee
x. Warehouse Fee"
* ComplianceEase TILA Test Failed (Lvl x)     "The loan failed the TILA finance charge test due to calculated finance charge of $xxx,xxx.xx exceeds the disclosed finance charge of $xxx,xxx.xx by -$xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Appraisal Fee, Flood Elevation Cert, Recording Service Fee, Title - Patriot Act Search [Custom Fee], Title Document Preparation Fee, Title Endorsement Fee ,Title Examination Fee, Warehousing Fee and Wire Transfer Fee. CD dated xx/xx/xxxx reflects  Appraisal Fee at $xxx.xx, Flood Elevation Cert Fee at $xx.xx, Recording Service Fee at $xx.xx, Title - Patriot Act Search Fee at $xx.xx , Title Document Preparation Fee at $xx.xx, Title Endorsement Fee at $xx.xx ,Title Examination Fee at $xx.xx, Warehousing Fee at $xx.xx and Wire Transfer Fee at $xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/xxxx, and the x-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan documents."			Moderate	Not Covered	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61648180	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,912.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$9,782.02	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	69.950%	69.950%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	771	32.031%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of $15,912.92 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $16,863.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $9,782.02 with an interest rate of 7.500%. The current UPB is $1,364,857.29.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $1,364,857.29.
Unable to determine the RFD.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been SE for 2.91 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects Lender Credit at $xx,xxx. Final CD dated xx/xx/xxxx reflects Lender Credit at +$x,xxx.xx. This is decrease of $xx,xxx.xx for fee which has x% tolerance test. The subject loan is a refinance case that originated on xx/xx/xxxx, and the x-year SOL is active."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59680369	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,917.88	3.500%	348	xx	xx	Conventional	Fixed	Refinance	77.723%	77.723%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	40.599%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.500%	$1,024.16	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx.
  There is an active junior mortgage against the subject property originated on xx/xx/2023 in favor of xx.
  There are two judgments active against the subject borrower; the judgments were recorded on different dates in favor of different plaintiffs in the total amount of $XXXX
  The first installment of county taxes for 2024 has been paid in the amount of $9,072.83 on xx/xx/2025.
  The second installment of county taxes for 2024 has been paid in the amount of $9,072.83 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,024.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,024.16 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $212,740.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $212,740.64.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject property occupancy is owner occupied.
Unable to determine the reason for the default.
BWR1 has been SE at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is $223,326.27. The monthly P&I is $1,024.16 with an interest rate of 3.500% beginning on xx/xx/2023 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Affiliated Business Disclosure Hazard Insurance Missing Initial Closing Disclosure	xx	2: Acceptable with Warnings	* Missing Initial Closing Disclosure (Lvl X) "Initial closing disclosure is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Evidence of hazard insurance is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72703893	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,097.18	XX/XX/XXXX	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,581.52	5.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	545	Not Applicable	28.734%	First	Final policy	Not Applicable	XXXX	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$1,109.46	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx.
There is one XXXX's lien against the property in favor of xx, XXXX  lienholder, initiated the foreclosure by filing the complaint on xx/xx/2019, which was recorded on xx/xx/2019. The lis pendens was dismissed without prejudice.
  There are 2 state tax liens against the borrower in favor of XXXX. The first lien which was recorded on xx/xx/2019 in the amount of $XXXX, the second state tax lien in the amount of $XXXX which was recorded on xx/xx/2019.
There is a civil judgment against the borrower in favor of xx in the amount of $XXXX which was recorded on xx/xx/2022.
The 1st and 2nd annual installments of county taxes for 2024 have been paid in the amount of $3,097.18 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,900.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,109.46 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $248,000.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $248,000.35.
The RFD is unable to be determined.
The FC was initiated multiple times on loan. The latest FC was initiated in 2020. As per the “Notice of Election and Demand for Sale” located at xx”, the sale was scheduled for xx/xx/2020. The Withdrawal of Notice of Election and Demand for Sale was recorded on xx/xx/2021. Further details not provided.
According to the PACER, the borrower xx filed bankruptcy under Chapter 07 with the case #xx on xx/xx/2012. The debtor was discharged on xx/xx/2012 and the BK was terminated on xx/xx/2013. As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The FC was initiated multiple times on loan. The latest FC was initiated in 2020. As per the “Notice of Election and Demand for Sale” located at “xx”, the sale was scheduled for xx/xx/2020. The Withdrawal of Notice of Election and Demand for Sale was recorded on xx/xx/2021. Further details not provided.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under Chapter 07 with the case #xx on xx/xx/2012. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $256,235.79, and the value of the collateral is $250,000.00. The unsecured portion is $6,235.79. The BK was discharged on xx/xx/2012 and the BK was terminated on xx/xx/2013.	The modification agreement was made between the borrower xx and the lender xx, on xx/xx/2020. As per the modified term, the new principal balance is $265,460.06. The monthly P&I is $1,109.46 with an interest rate of 4.000%, beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl X) "appraisal document is missing."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33389358	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,199.21	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	55.249%	55.249%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	655	Not Applicable	35.759%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 has been paid in the amount of $1,098.28 on xx/xx/2024.
The second installment of county taxes for 2024/2025 has been paid in the amount of $1,098.28 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,448.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,199.21 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $297,179.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $297,179.80.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property occupancy is stated as investor.
BWR receives SSI and retirement income
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99239934	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$731.65	7.695%	264	xx	xx	Conventional	Fixed	Refinance	103.320%	103.320%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	655	676	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 are paid in the total amounts of $2,513.88 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $800.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $731.65 with an interest rate of 7.695%. The current UPB reflected as per the payment history is $2,150.18 and the deferred balance is $2,252.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $2,150.18 and the deferred balance is $2,252.59.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial XXXX signed by the loan originator is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Not all borrowers signed TIL (Lvl X)     "Final TIL is not signed by the borrower."
																																																																																								* TIL not hand dated (Lvl X) "Final TIL is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79481980	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Not Applicable	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$752.16	11.497%	360	xx	xx	Conventional	Fixed	Cash Out	96.775%	96.775%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.747%	$752.16	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the total amount of $880 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is 0xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $775.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $752.16 with an interest rate of 11.497%. The current UPB reflected as per the payment history is $10,095.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $10,095.09.
Unable to determine reason for default.
  As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $752.16, a rate of interest of 11.4970%, and a maturity date of xx/xx/2031. As per the PH tape data, the rate of interest is 10.7470%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified, and the deferred balance per tape is $6,243.19. The modification agreement is missing from the loan file.	Initial 1003_Application Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5053017	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Not Applicable	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,586.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.82	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$59,988.65	4.625%	$648.79	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,586.03 on xx/xx/2024.
The annual installment of water/sewer charges for 2025 is due in the amount of $106.26 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,550.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $648.79 with an interest rate of 4.625%. The current UPB is $133,632.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $133,632.28.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $201,761.11. The monthly P&I is $648.79 with an interest rate of 4.625% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred balance in the amount of $59,988.65 and no principal forgiven amount. The loan has been modified twice since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial XXXX is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63758392	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Not Applicable	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,429.10	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$730.31	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	751	32.750%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$471.51	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Parcel # xx.
The annual installment of county taxes for 2024 has been paid in the amount of $39.75 on xx/xx/2024.
Parcel # xx.
The annual installment of county taxes for 2024 has been paid in the amount of $2,389.35 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,066.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $471.51 with an interest rate of 3.000%. The current UPB reflected is $125,165.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is $125,165.48.
As per the seller’s tape data, the subject property is owner-occupied.
The modification agreement was made between the borrower and the lender on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified term, the new principal balance is $131,712.02. The monthly P&I is $471.51 with an interest rate of 3.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79935078	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,688.49	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.31	4.125%	300	xx	xx	Conventional	Fixed	Refinance	101.968%	101.968%	Full Documentation	Yes	XXXX	xx	20.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	77.142%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$339.40	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 2025/2026 county annual taxes are due in the amount of $1,688.49 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $692.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $339.40 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $87,963.79.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $87,963.79.
The loan was modified on xx/xx/2021.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $94,808.42. The monthly P&I is $339.40 with an interest rate of 3.00% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.		xx	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29436945	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,049.40	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,088.06	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	590	739	34.115%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$1,208.16	3.000%	$584.75	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx.
There is a credit card judgment against the borrower in favor of xx.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $3,524.70 on xx/xx/2024 and xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $983.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $584.75 with an interest rate of 3.000%. The current UPB reflected as per the tape data is $168,553.08. The deferred balance is $1,208.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $168,553.08.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
The loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the FC was initiated on xx/xx/2024. As per the comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023.  As per the comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2023. As per the modified term, the new modified unpaid principal balance is $174,370.53, out of which $173,162.37 is the interest-bearing amount and the deferred amount is $1,208.16. The monthly P&I is $584.75 with an interest rate of 3.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2068.		xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91124038	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$1,008.96	$1,004.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$645.77	10.440%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The annual installment of water/sewer charges for 2025 has been delinquent in the total amount of $1,008.96, which is good through xx/xx/2025.
No active judgments or liens have been found.
Parcel # xx
The 1st installment of combined taxes for 2024 has been paid in the amount of $1,785.94 on xx/xx/2025.
The 2nd installment of combined taxes for 2024 is due in the amount of $1,004.19 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $645.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $645.77 with an interest rate of 10.440%. The current UPB reflected as per the payment history is $8,714.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $9,830.19.
As per tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the xx, the borrower, xx. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. The POC was filed by the creditor, xx. The chapter 13 plan filed on xx/xx/2006 was confirmed on xx/xx/2011. The debtor shall pay in the amount of $458.00 monthly for 60 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.	Not Applicable	Final Truth in Lending Discl. Origination Appraisal	xx	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl X) "Signed page of final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $X,XXX.XX."
																																																																																								* TIL not hand dated (Lvl X) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49931061	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,067.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$949.21	3.750%	240	xx	xx	Conventional	Fixed	Refinance	46.686%	52.518%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	695	Not Applicable	44.318%	First	Short Form Policy	Not Applicable	XXXX	XX/XX/XXXX	XXXX	Not Applicable	3.750%	$501.40	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property that originated xx. There is an active junior child support lien against the borrower in favor of xx. The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $4,067.25 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,104.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $501.40 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $119,124.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $119,124.18.
As per the tape, the subject property is owner-occupied.
As per the BPO report located at xx. No information regarding the current condition of the subject property. Subsequent CCs do not show damages.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $124,564.06. The monthly P&I is $501.40 with an interest rate of 3.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed the TILA finance charge test. Finance charge disclosed on Final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$X,XXX.XX.

Loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on Final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$X,XXX.XX.

Loan failed TILA APR test because APR calculated at X.XXX% exceeds APR threshold of X.XXX% under disclosed by -X.XXX%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$17,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31902635	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,000.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,429.73	8.880%	480	xx	xx	Conventional	ARM	Cash Out	91.510%	91.510%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$39,556.30	5.000%	$994.75	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated xx.
There is a certificate of sale for unpaid municipal liens found against the subject property in favor of xx.
There is a certificate of sale for unpaid municipal liens found against the subject property in favor of xx.
There are 2 UCC liens against the subject property in favor of xx.
There is a hospital or medical lien against the borrower in favor of xx.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $4,500.15 on xx/xx/2025 and xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of $95.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,962.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,090.17 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $164,081.98, and the deferred balance is $60,853.88.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $164,081.98.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the xx, the borrowers, xx. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.
The loan was modified on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrowers, xx. The POC was filed by the creditor, xx, with the xx. The chapter 13 plan filed on xx/xx/2012 was confirmed on xx/xx/2012. The borrower has promised to make monthly mortgage payments of $533.18 for 60 months to the trustee. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.

The step modification agreement was signed between the borrowers, xx, and the new modified unpaid principal balance is $231,321.65, out of which $191,765.35 is interest bearing amount and the deferred amount is $39,556.30. The modified monthly P&I of $994.75 with an interest rate of 5.000% starting on xx/xx/2016, which will be changed in 2 steps until the new maturity date of xx/xx/2048. The rate will change in 2 steps, which end with 5.875%. There is no principal forgiven amount. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55723799	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Second	$3,422.31	$6,844.62	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,638.13	8.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$107,142.25	3.875%	$1,025.49	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There are 02 hospital liens against the borrower in favor of xx.
There are 02 credit card judgments against the borrower in favor of xx.
There are 02 civil judgments against the borrower in favor of xx.
There is an active water lien against the subject property in favor of xx.
The 1st installment of town taxes for 2024 has been delinquent in the amount of $3,422.31, which is good through xx/xx/2025.
The 2nd installment of town taxes for 2024 is due in the amount of $3,422.31 on xx/xx/2026.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,978.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,025.49 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $233,372.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $233,372.21.
The loan was modified on xx/xx/2019.
According to the servicing comment dated xx/xx/2022, the foreclosure was initiated in 2022 with the loan. According to the servicing comment dated xx/xx/2022, the complaint was filed on xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure has been put on hold due to the xx, and the projected hold end date is xx/xx/2023. As per the servicing comment dated xx/xx/2023, the foreclosure file has been closed. Further details not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is owner-occupied.
Foreclosure Comments:According to the servicing comment dated xx/xx/2022, the foreclosure was initiated in 2022 with the loan. According to the servicing comment dated xx/xx/2022, the complaint was filed on xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure has been put on hold due to the xx, and the projected hold end date is xx/xx/2023. As per the servicing comment dated xx/xx/2023, the foreclosure file has been closed. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $357,140.84, out of which $249,998.59 is the interest-bearing amount and the deferred amount is $107,142.25. The monthly P&I is $1,025.49 with an interest rate of 3.875% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	4: Unacceptable	* Release of mortgage (Lvl X) "As per the updated title report dated xx/xx/XXXX, the BWR received the property on xx/xx/XXXX, and the subject mortgage originated on xx/xx/XXXX and was recorded on xx/xx/XXXX. There is a warranty deed recorded on xx/xx/XXXX showing complete release of the subject mortgage located at xx, recorded on xx/xx/XXXX with instrument xx. The legal description of the warranty deed dated xx/xx/XXXX is consistent with the legal description of the subject mortgage."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial XXXX is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80111019	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,522.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,611.93	7.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	636	53.348%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$14,353.98	3.000%	$843.98	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was xx.
There is an active junior mortgage against the subject property in xx.
There is a civil judgment in favor of xx.
There are 02 credit card judgments in favor of xx.
There is an active HOA lien against the subject property in favor of xx.
The annual county taxes for 2024 were paid in the amount of $4,522.58 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,451.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $843.98 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $223,015.58. As per tape, the deferred amount is $14,353.98.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $223,015.58.
No foreclosure activity has been found.
According to the xx, the borrowers xx. The bankruptcy was discharged on xx/xx/2016 and terminated on xx/xx/2016.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx, the borrowers xx. The bankruptcy was discharged on xx/xx/2016 and terminated on xx/xx/2016.	The modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified term, the new principal balance is $250,113.98, out of which $235,760.00 is the interest-bearing amount and the deferred amount is $14,353.98. The monthly P&I is $843.98 with an interest rate of 3.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27115474	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,665.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,084.62	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	775	42.766%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $16,665.58 on xx/xx/2024 and xx/xx/2025, respectively. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,084.62 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $8,084.62 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $1,179,685.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,179,685.49.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the subject property was damaged on xx. No details have been found regarding xx. The subsequent comments do not show damages.

BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$21,301.23	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1479812	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,372.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,821.74	7.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	783	775	41.640%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual city taxes for 2025 were paid in the amount of $797.57 on xx/xx/2025.
The annual county taxes for 2024 were paid in the amount of $575.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,821.74, which was applied for the due date of xx/xx/2025. The current P&I is $1,821.74 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $248,114.45.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $248,114.45.
As per tape, the property occupancy is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50624189	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,860.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,608.53	$2,104.30	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$3,071.40	3.125%	$941.24	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,860.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,487.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $941.24 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $244,837.69.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $244,837.69.
The loan was modified on xx/xx/2021.
As per the seller’s tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the xx.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx. The xx. The borrower has promised to make monthly payments of $260.00 for 36 months to the xx under the xx. The plan reflects arrearage for the subject loan xx. The bankruptcy was dismissed on xx.	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $260,786.91. The interest-bearing amount is $257,715.51, and the deferred amount is $3,071.40. The monthly P&I is $941.24 with an interest rate of 3.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no principal forgiven amount.		xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79266281	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,103.13	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,733.81	7.500%	360	xx	xx	Conventional	ARM	Refinance	68.903%	68.903%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
  No active judgments or liens have been found.
The first installment of combined taxes for 2025 has been paid in the amount of $4,551.57 on xx/xx/2024.
The second installment of combined taxes for 2025 has been paid in the amount of $4,551.56 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,358.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,380.93 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $524,557.97.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $524,557.97.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
  No post-close foreclosure record has been found.
No post-close bankruptcy record has been found.
Subject loan approved under the ATR exempt loan program with no ratio.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: (xx CFR §xxxx.xx(e)(x)(ii)) The revised loan estimate delivery date is provided, and the revised loan estimate method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx/xx/xxxx reflects points—loan discount fee at $x,xxx.xx. The CD dated xx/xx/xxxx reflects points—a loan discount fee at $x,xxx.xx. The loan estimate dated xx/xx/xxxx reflects a mortgage broker fee of $x,xxx.xx. The CD dated xx/xx/xxxx reflects a mortgage broker fee of $x,xxx.xx. This is a cumulative increase in fee of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/xxxx, and the SOL is x years."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails GSE (Fannie Mae public guidelines) QM APR test is due to the APR calculated at xx.xxx% exceeds the APR threshold of xx.xxx% by +x.xxx%. The subject loan is escrowed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d). The loan failed the qualified mortgage APR threshold test due to the APR calculated at XX.XXX% exceeding the APR threshold of XX.XXX% by +X.XXX%. The subject loan is escrowed. The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30649530	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,149.24	7.750%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,025.84 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,326.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,454.07 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $110,406.01.
As per the servicing comment dated xx/xx/2025, xx/xx/2025, and xx/xx/2025, the payments made in the months of Jan-25, Feb-25, and Apr-25 are BWR payments.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $110,406.01.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.

The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

The loan failed the Qualified Mortgage APR threshold test because the calculated APR of xx.xxx% exceeds the APR threshold of x.xxx% by +x.xxx%.

The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at xx.xxx%, exceeding the APR threshold of x.xxx% by +x.xxx%.

The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged ($xx,xxx.xx) exceeding the fee threshold of $x,xxx.xx by $x,xxx.xx.

Electronic Document Delivery Fee paid by borrower: $xx.xx.  Mortgage Broker Fee (Indirect): $x,xxx.xx.  Points—Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx reflects a point loan discount fee at $x,xxx.xx, a credit report fee at $xxx.xx, an electronic document delivery fee at $xx.xx, an appraisal fee at $xxx.xx, and an appraisal review fee at $xxx.xx. The CD dated xx/xx/xxxx reflects point-loan discount fee at $x,xxx.xx, credit report fee at $xx.xx, electronic document delivery fee at $xx.xx, appraisal fee at $xxx.xx, and appraisal review fee at $xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XX% exceeds APR threshold of X.XX% over by +X.XX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Moderate	Not Tested	Pass	No Result	Not Tested	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82894574	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$330.52	7.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.029%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$6,302.21	6.250%	$175.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two active junior mortgages against the subject property. The first mortgage was originated on xx.
The annual installment of county taxes for 2025 has been paid in the amount of $0.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $542.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $175.08 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $12,879.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $12,879.54.
As per the comment dated xx/xx/2024, the reason for default is a servicing problem.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the subject loan was released from foreclosure referral hold. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the subject loan was released from foreclosure referral hold. Further details not provided.

																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $21,895.41. The monthly P&I is $175.08 with an interest rate of 6.250% beginning on xx/xx/2023 and a maturity date of xx/xx/2033. There is a deferred balance in the amount of $6,302.21, and the interest-bearing amount is $15,593.20. There is no principal forgiven amount.	Final Truth in Lending Discl.	xx	3: Curable		* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl X) "The TILA APR test failed, as the final TIL is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36784485	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,875.81	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	97.168%	97.168%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.125%	$1,165.87	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are three junior state tax liens active against the borrowers, xx.
There is one prior state tax lien active against the borrowers, xx.
There are four junior civil judgments active against the borrowers, in the names of xx.
There is one prior civil judgment active against the borrower, xx.
The 1st and 2nd installments of city taxes for 2025 have been paid in the total amount of $6,701.33 on xx/xx/2025 and xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of $197.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,769.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,165.87 with an interest rate of 2.125%. The current UPB reflected as per the payment history is $336,231.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $336,231.61.
As per tape data, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx As per the modified term, the new principal balance is $369,188.48. The monthly P&I is $1,165.87 with an interest rate of 2.125% beginning on xx/xx/2020 and a maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and review of the file show the final HUD-x is missing from the loan documents. Further details not provided."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93846852	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,527.00	XX/XX/XXXX	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.95	3.375%	180	xx	xx	Conventional	Fixed	Refinance	66.425%	66.425%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	721	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There are 2 junior mortgages against the subject property. The first mortgage against the subject property in favor of xx. The annual installment of combined taxes for 2024 has been paid in the amount of $1,527.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $919.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $564.95 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $20,334.12. As per the collection comments dated xx/xx/2024, the payments received in the month of Oct 2024 are borrower payments.	Collections Comments:According to the servicing comment, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $20,334.12. As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation. As per the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party. As per the servicing comment dated xx/xx/2024, a repayment plan was offered to the borrower. As per the foreclosure document located at xx. As per the document located at xx. As per the servicing comment dated xx/xx/2024, the foreclosure step sale was scheduled on xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure case was canceled and the file was closed. Further details not provided. No post-close bankruptcy record has been found. The loan has not been modified since origination. No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the foreclosure document located at xx. As per the servicing comment dated xx/xx/2024, the foreclosure step sale was scheduled on xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure case was canceled and the file was closed. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47273881	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,875.22	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$384.46	8.500%	360	xx	xx	Conventional	Fixed	Purchase	67.568%	67.568%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of school and combined taxes for 2024 & 2025 have been paid in the total amount of $2875.22 on xx/xx/2024 and xx/xx/2025.
The water & sewer charges are due in the amount of $326.89 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $761.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $384.46 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $6,688.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $6,688.48.
As per the collection comment dated xx/xx/2024, the reason for the default is the death of the borrower’s family member.
As per the seller's tape data, the loan was modified on xx/xx/2019.
As per the tape data, the occupancy of the subject property is owner-occupied.
According to servicing comments dated xx/xx/2024, the subject property was damaged, such as roof damage
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Unavailable	Credit Report Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing credit report (Lvl X) "Credit report is missing."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3723119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$4,070.61	$8,141.22	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.000%	Unavailable	xx	xx	Unavailable	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the severe defects are shown as xx. No further details are available.
There are two junior mortgages against the subject property. The first junior mortgage originated on xx.
The 1st installment of city taxes for 2024 has been delinquent in the amount of $4070.61 is good through xx/xx/2025.
The 2nd installment of city taxes for 2024 is due in the amount of $4070.61 on xx/xx/2026.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. We are unable to determine the last payment was received. The current P&I is $1,851.00 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $241,609.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $241,609.21.
As per the tape data, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Note Origination Appraisal	xx	4: Unacceptable	* Mortgage missing / unexecuted (Lvl X) "The subject mortgage is missing. The unrecorded copy of the subject mortgage is not available in the loan files."
* Note is missing or unexecuted (Lvl X) "As per the seller's tape data, the loan was originated on xx/xx/XXXX with a loan amount of $XXXX, but the original note is missing. The lost note affidavit is not available in the loan file."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl X) "Appraisal is missing from the loan file. XXXX shows the estimated value as $XXXX, and the current UPB is $XXXK."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39960734	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,799.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,074.45	11.537%	240	xx	xx	Conventional	Fixed	Cash Out	95.727%	95.727%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	11.030%	$815.45	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx.
The annual combined taxes for 2024 were paid in the total amount of $1,727.42 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,118.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $815.45 with an interest rate of 11.03%. The current UPB reflected as per the payment history is $84,788.84.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $84,788.84.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
 As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. As per the modified term, the new principal balance is $87,799.95. The monthly P&I is $767.32 with an interest rate of 10.315% starting on xx/xx/2018, which will be changed in 2 steps until the new maturity date of xx/xx/2058. The rate will change in 2 steps, which end with 11.030%. There is no deferred balance and principal forgiven amount.	xx	3: Curable	* Compliance Testing (Lvl x) "Tape data shows HPML - Non Compliant. Infinity CE shows the subject loan failed for HPML. Further details are not provided."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61500542	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,141.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$660.82	10.275%	360	xx	xx	Conventional	Fixed	Refinance	79.990%	79.990%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	542	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,141.67 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $748.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $351.81 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $45,797.47 and the deferred balance is $13,448.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $45,797.47.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property was damaged. The nature of damage and cost of repair were not available. No comments have been found regarding repair completion.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $660.82, a rate of interest of 10.27500%, and a maturity date of xx/xx/2036. The P&I as per payment history is $351.81, and the rate of interest is 6.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2020 and the deferred balance is $13,448.00. The modification agreement is missing from the loan file.	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal report and FMV disclosure are available in the loan file."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA Finance Charge Test due to the calculated finance charge of $XXX,XXX.XX exceeds the disclosed finance charge of $XXX,XXX.XX by an undisclosed amount of -$XXX.XX. The loan failed the TILA Foreclosure Rescission Finance Charge Test due to the calculated finance charge of $XXX,XXX.XX exceeds the disclosed finance charge of $XXX,XXX.XX by an undisclosed amount of -$XXX.XX."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl X)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
																																																																																								* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
810658	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,466.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,247.37	6.250%	360	xx	xx	Conventional	ARM	Purchase	82.955%	82.955%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	39.072%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,466.72 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 07/01/205 in the amount of $2,659.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,247.37 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $187,979.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $187,979.80.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Lender did not include retained current primary mortgage payment in DTI. Lender defect. Actual DTI is XX.XX%. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR is employed as a XXXX for X years, FICO XXX, $XXK equity in the subject, $XXK in assets after closing. XXXX since inception.

																																																																																								xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36282704	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,821.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$779.84	6.375%	360	xx	xx	VA	Fixed	Purchase	45.045%	45.045%	Full Documentation	Not Applicable	XXXX	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	729	22.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a UCC lien against the borrower in favor of xx.
The annual installment of county taxes for 2025 is due in the amount of $1,787.69 on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,072.96(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $779.84 with an interest rate is 6.375%. The current UPB reflected as per the payment history is $118,901.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $118,901.65.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "The loan fails the compliance delivery and timing test for the CD dated xx/xx/xxxx. The document tracker is missing, and x business days were added to get the receipt date of xx/xx/xxxx, which is before the consummation date of xx/xx/xxxx."
																																																																																							* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21988281	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,818.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$287.26	4.500%	180	xx	xx	Conventional	Fixed	Refinance	35.093%	35.093%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	802	Not Applicable	43.133%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,818.29 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $287.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $287.26 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $21,283.95.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $21,283.95.
Unable to determine the reason for default.
As per tape data, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51020767	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	First	$0.00	$1,317.99	XX/XX/XXXX	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$779.36	3.125%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a credit card judgment against the borrower in favor of xx.
The annual installments of county taxes for 2025 are due in the amount of $1,324.61 on xx/xx/2026. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,098.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $779.36 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $19,735.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $19,735.65.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated, the foreclosure was initiated on the loan on xx/xx/2024. As per the comment dated, the hearing was entered on xx/xx/2024. Further details are not found.
According to the xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.

Foreclosure Comments:As per the comment dated, the foreclosure was initiated on the loan on xx/xx/2024. As per the comment dated, the hearing was entered on xx/xx/2024. Further details are not found.
Bankruptcy Comments:According to the xx. The chapter 13 plan was confirmed on xx/xx/2019. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee is missing from the loan documents."
* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at “xx“ shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx.”"	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl X)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl X)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search reflects an estimated value of $XXXX. The current UPB is $XX,XXX.XX."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22239314	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,535.22	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$682.18	7.250%	360	xx	xx	Conventional	ARM	Cash Out	22.222%	22.222%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	44.983%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the amount of $1,535.22 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $682.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $682.18 with an interest rate of 7.25%. The current UPB reflected as per the payment history is $98,521.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $98,521.26.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

BWR receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Initial 1003_Application Loan Program Info Disclosure Transmittal (1008)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $xxK."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl x)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "The transmittal summary is missing from the loan documents. The transmittal provided by the seller is not matching the closing term of the subject loan."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36726897	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,471.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.50	5.750%	360	xx	xx	Conventional	Fixed	Purchase	93.898%	93.898%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$32,916.37	4.500%	$1,086.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property originated on xx.
There is a state tax lien against the borrower in favor of the xx.
The annual installment of county taxes for 2025 has been paid in the amount of $7,042.85 on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2025 were due in the total amount of $7,471.52 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,890.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,086.00 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $233,610.58, and the deferred amount is $33,498.00.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $233,610.58, and the deferred amount is $33,498.00.
Unable to determine the reason for default.
No foreclosure activity has been found.
According to the xx. The bankruptcy was discharged on xx/xx/2021 and terminated on xx/xx/2021.
The loan was modified on xx/xx/2022.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx. The amended Chapter 13 plan was filed on xx/xx/2018 and confirmed on xx/xx/2018. The borrower has promised to make monthly payments of $415.00 for 41 months and $888.00 for 19 months to the xx. The bankruptcy was discharged on xx/xx/2021 and terminated on xx/xx/2021.	The modification agreement was made between the borrower and the lender on xx/xx/2022. As per the modified term, the new principal balance is $274,484.37, out of which $241,568.00 is interest-bearing, and the deferred balance is $32,916.37. The monthly P&I is $1,086.00 with an interest rate of 4.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement	xx	3: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL document is missing in the loan file." * Missing credit report (Lvl X) "Credit report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9771826	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,274.51	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,335.15	3.990%	360	xx	xx	Conventional	Fixed	Refinance	44.304%	44.304%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	35.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $6,274.51 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,086.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,335.15 with an interest rate of 3.99%. The current UPB reflected as per the payment history is $259,477.17.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $259,477.17.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "The loan failed the X% tolerance test for charges that cannot increase. The loan estimate dated xx/xx/XXXX does not reflect points - loan discount fee. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fees of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case that originated on xx/xx/XXXX, and the SOL of X years has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43696743	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,516.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,508.04	7.112%	360	xx	xx	Conventional	Fixed	Cash Out	69.072%	69.072%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	688	Not Applicable	41.687%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $10,516.36 on xx/xx/2024 and xx/xx/2025.
The annual installment of water/sewer charges has been delinquent in the amount of $416.31, which was due on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,424.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,508.04 with an interest rate of 7.112%. The current UPB reflected as per the payment history is $643,136.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $643,136.32.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase x% tolerance test.  The initial LE dated xx/xx/xxxx does not reflect points - loan discount fee. The final CD dated xx/xx/xxxx reflects points - loan discount fee at $xxx.xx. The initial LE dated xx/xx/xxxx does not reflect the appraisal re-inspection fee. The final CD dated xx/xx/xxxx reflects the appraisal re-inspection fee at $xxx.xx. This is a cumulative increase in fees of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/xxxx, and the x-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The loan failed the TILA rescission finance charge test due to the finance charge disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a refinance case that originated on xx/xx/XXXX, and the X-year SOL is active.

Exception downgraded to LVL X:
																																																																																								The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-years SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96888713	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,813.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,245.87	8.625%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,813.88 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,232.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,341.25 with an interest rate of 9.125%. The current UPB reflected as per the payment history is $283,920.04.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $283,920.04.
As per the seller’s tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the subject property was damaged. As per the comment dated xx/xx/2023, the borrower received a xx. The nature of the damage and cost of repair are not available. No comments have been found regarding repair completion.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44868699	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,338.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$266.84	5.000%	360	xx	xx	FHA	Fixed	Purchase	97.465%	97.465%	Full Documentation	Not Applicable	XXXX	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	38.098%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two state tax liens against the borrowers, xx.
The first and second installments of combined taxes for 2024 have been paid in the total amount of $2,338.68 on xx/xx/2025 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $662.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $266.84 with an interest rate of 5.000%. The current UPB as per the payment history is $33,588.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is $33,588.39.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl.	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the subject is a noncompliant HPML loan. Infinity CE report shows the loan passed the HPML test."
* GSE Points and Fees Test Violations (Lvl x) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test as the final TIL is missing from the loan documents.

Exception downgraded to LVL X:

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl X)     "TIL is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at “xx" state that the manufactured home has been affixed to the permanent foundation."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94319122	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,507.44	7.750%	360	xx	xx	Conventional	ARM	Cash Out	46.053%	46.053%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
  No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the amount of $5,156.24 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,668.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,901.57 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $343,579.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $343,579.37.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject loan approved under ATR exempt loan program with no ratio
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged of $xx,xxx.xx. Exceeds the fees threshold of $xx,xxx.xx by $x,xxx.xx. The below fees were included in the test: Electronic Document Delivery paid by Borrower: $xx.xx Mortgage Broker Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx. Exceeds the fees threshold of $xx,xxx.xx by $x,xxx.xx.  The below fees were included in the test: Electronic Document Delivery paid by Borrower: $xx.xx Mortgage Broker Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx

Loan failed GSE (Fannie Mae public guidelines) the QM APR test is due to the APR calculated at xx.xxx%, which exceeds the APR threshold of x.xxx% by +x.xxx%. The subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the CA AB XXX higher-priced mortgage loan test (CA AB XXX, California Financial Code Division X.X XXXX(a)) due to an APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed.

The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X))an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated at XX.XXX% exceeding APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at XX.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72086886	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$3,666.76	$3,666.76	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,281.01	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	665	Not Applicable	17.662%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior mortgage against the subject property, which was originated on xx.
No active judgments or liens have been found.
The second installment of town taxes for 2022 is due in the total amount of $3,666.76 on xx/xx/2026. The first installment of town taxes for 2024 has been delinquent in the amount of $3,666.76, which is good through xx/xx/2025	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,383.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $349.75 with an interest rate of 2.730%. The current UPB reflected as per the payment history is $109,882.59.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $109,882.59.
As per the tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated in 2025. The xx. The xx.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated in 2025. The xx. The xx.
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,281.01, a rate of interest of 6.875%, and a maturity date of xx/xx/2037. The P&I as per payment history is $349.75, and the rate of interest is 2.7300%. There is a difference in the rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55120931	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,075.54	3.125%	180	xx	xx	Conventional	Fixed	Cash Out	68.450%	68.450%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	712	740	37.535%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the amount of $4,593.72 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,462.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,075.54 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $358,059.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $358,059.25.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl X) "Home is not affixed. As per the appraisal report, which is located at " xx," the subject property type is a manufactured home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Missing Initial XXXX_Application (Lvl X) "The initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl X) "The hazard insurance policy is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59812681	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,816.56	8.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	20.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active utility service charges lien against the subject property in favor of the xx. The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amounts of $3,805.14 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,204.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,816.56 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $221,034.06.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $221,034.06.
Unable to determine reason for default.
  As per tape data, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65430629	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,208.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$660.90	5.040%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$5,358.69	4.000%	$333.09	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property in the xx.
The 1st and 2nd annual installment of town taxes for 2025 has been paid in the amount of $3,834.99 on xx/xx/2025 and xx/xx/2025.
The sewer charges is delinquent in the amount of $75.00 which are good through xx/xx/2025
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,114.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $334.62 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $13,780.48 and deferred balance is $5,358.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $13,780.48.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The recast agreement was made between the borrower xx. As per the modified term, the new principal balance is $24,585.16. The monthly P&I is $333.09 with an interest rate of 4.00% beginning on xx/xx/2023 and a maturity date of xx/xx/2031. There is a deferred balance in the amount of $5,358.69 and interest bearing amount is $19,226.47.	Balloon Rider Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl X) "The balloon rider is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the state regulations for the prohibited fees test. The below fee was included in the test: Lien Protection Fee paid by Borrower: $XX.XX."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl X)     "ROR is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl X) "The final TIL is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31558341	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Other	XXXX	$0.00	$37,095.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$12,643.11	6.625%	182	xx	xx	Conventional	Fixed	Refinance	84.706%	84.706%	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Secondary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are xx liens against the subject property in favor of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $37,095.74 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $18,402.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $12,643.11 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $1,074,234.28.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,074,234.28.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
Unable to determine employment details, as the credit documents are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Transmittal (1008)	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl X) "The original note is missing. The lost note affidavit is not available in the loan file. The loan was not modified."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final closing disclosure is missing from the loan documents."	* Homeownership Counselling Disclosure is missing. (Lvl X) "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl X)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1235268	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,180.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$249.93	5.875%	360	xx	xx	Conventional	ARM	Purchase	65.000%	65.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $2,009.77 on xx/xx/2024.
The annual installment of combined taxes for 2026 has been paid in the amount of $2,180.43 on xx/xx/2025.
The annual water charges for 2025 have been delinquent in the amount of $6,498.42, which was good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $649.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $259.97 with an interest rate of 9.00%. The current UPB reflected as per the payment history is $19,940.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $19,940.70.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the occupancy of the subject property is stated as second home.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$X,XXX.XX.

Loan failed TILA APR test due to APR calculated X.XXX% exceeds APR threshold X.XXX% under disclosed by -X.XXX%."
																																																																																								* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92064862	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Other	XXXX	$0.00	$1,021.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$873.95	7.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	39.965%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.625%	$450.68	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The subject mortgage was re-recorded on xx.
There are xx liens found against the subject property in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $108.81 on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of $333.25 on xx/xx/2024.
The annual installment of utilities/MUD taxes for 2024 has been paid in the amount of $579.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $830.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $450.68 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $104,806.71.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $104,806.71.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
According to the xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The Chapter 13 plan filed on xx/xx/2025 was confirmed on xx/xx/2025. The borrower shall pay a xx under the Chapter 13 plan. The bankruptcy case is still active.	The modification agreement was made between the borrower and the lender on xx/xx/2019. As per the modified term, the new principal balance is $114,118.81. The monthly P&I is $450.68 with an interest rate of 3.625% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount.	Mortgage Insurance	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* MI, FHA or MIC missing and required (Lvl X) "MI certificate is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49936272	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$14,441.09	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,640.00	6.220%	360	xx	xx	Conventional	ARM	Cash Out	83.037%	83.037%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$93,704.01	2.875%	$1,624.83	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active xx against the subject property in favor of the xx.
There is a child support lien against the borrower in favor of xx.
There is a civil judgment against the borrower in favor of xx.
The annual first and second installments of county taxes for 2024 have been paid in the amount of $14,441.09 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,231.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,624.83 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $252,754.16. As per tape data, the deferred balance is $104,259.93.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $252,754.16.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. As per the modified term, the new principal balance is $390,009.82, out of which $296,305.81 is the interest-bearing amount and the deferred amount is $93,704.01. The monthly P&I is $1,624.83 with an interest rate of 2.875% beginning on xx/xx/2022 and a maturity date of xx/xx/2042.	Initial 1003_Application	xx	2: Acceptable with Warnings			* Missing Initial XXXX_Application (Lvl X) "Initial XXXX is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
48012801	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,990.91	7.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	28.120%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $3,262.80 on xx/xx/2025 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,743.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,990.91 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $400,651.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $400,651.81.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84690050	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,922.30	XX/XX/XXXX	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,528.83	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	676	Not Applicable	25.859%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$146,432.44	6.000%	$452.67	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,844.27 on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $5,078.03 on xx/xx/2025 and xx/xx/2025.
The annual Utilities/MUD charges for 2025 are due in the amount of $447.24 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,045.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $452.67 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $79,066.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $79,066.64.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
According to the xx.
The foreclosure was initiated in 2010 with the loan. As per the document located at xx.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in 2010 with the loan. As per the document located at xx.
Bankruptcy Comments:According to the xx. The borrower has promised to make monthly payments of $600.00 for 7 months and $830.00 for 53 months to the trustee under the Chapter 13 plan. The plan reflects arrearage for the subject loan totaling $32,978.27, and the trustee has committed to pay monthly payments of $610.71 for 54 months toward the arrearage. The bankruptcy was discharged on xx/xx/2023 and terminated on xx/xx/2023.	The modification agreement was made between the borrower and the lender on xx/xx/2020. As per the modified term, the new principal balance is $228,704.12, out of which $82,271.68 is the interest-bearing amount and the deferred amount is $146,432.44. The monthly P&I is $452.67 with an interest rate of 6.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2060. As per the modification agreement, the lender has forgiven principal in the amount of $78,078.16. The loan has been modified twice since origination.	HUD-1 Closing Statement	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."
																																																																																							* Type of Ownership is Leasehold Or Cooperative (Lvl x) "As per the final title policy located at xx, it shows that the property is leasehold. The subject loan originated on xx/xx/xxxx with a maturity date of xx/xx/xxxx. As per the lease agreement located at Ln#xxxxxx, page #xx, the lease terms started from xx/xx/xxxx until xx/xx/xxxx."	* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74917226	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,256.78	3.750%	351	xx	xx	Conventional	Fixed	Refinance	92.293%	92.293%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	20.906%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2023/2024 have been paid in the total amount of $5,238.07 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024/2025 has been paid in the amount of $2,880.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,768.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,256.78 with an interest rate of 5.410%. The current UPB reflected as per the payment history is $256,472.68.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $256,472.68.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl X) "As per short form policy is located at xx, the subject property is fee simple. As per the rider on the mortgage, the subject property type is leasehold and the ground lease analysis is located at xx. As per the document located at xx, the lease expiration date is xx/xx/XXXX. The lease agreement is not available in the loan file. PT confirms there is no leasehold agreement available."	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID violation test failed due to a decrease in lender credit on the final CD. The initial LE dated xx/xx/xxxx reflects a lender credit of $x,xxx.xx. The final CD dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. This is a decrease of $x,xxx.xx for a fee that has a x% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/xxxx, and the x-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing in loan documents."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows HUD-x is missing. The property is UAL. Further details not provided. A review of documents shows the final CD is available at xx."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x)     "Initial application signed by the loan originator is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. Per the Work Number verification dated xx/xx/XXXX the borrower was no longer employed as of xx/xx/XXXX; the loan closed xx/xx/XXXX and the X-year SOL is active. BWR has been xx last XX months, $XXK equity in subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93600362	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$733.26	XX/XX/XXXX	Not Applicable	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$966.86	4.875%	360	xx	xx	Conventional	Fixed	Refinance	88.689%	88.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	764	44.291%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.875%	$601.18	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a child support lien against the borrower in favor of xx.
There are 4 judgments against the subject borrower in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $733.26 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $944.85(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $601.18 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $159,313.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $159,313.06.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
The foreclosure was initiated on the loan in 2021. As per servicing comment dated xx/xx/2021, the foreclosure has been put on hold due to loan a modification. Further details not provided.
According to the xx.
As per tape data, the property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated on the loan in 2021. As per servicing comment dated xx/xx/2021, the foreclosure has been put on hold due to a loan modification. Further details not provided.
Bankruptcy Comments:According to the xx, the borrower xx, and Schedules were not filed. The bankruptcy was discharged on xx/xx/2019 and terminated on xx/xx/2020.

																																																																																		The modification agreement was made between the borrowers, xx. As per the modified term, the new principal balance is $171,365.65. The monthly P&I is $601.18 with an interest rate of 2.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43024803	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,209.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$473.51	11.450%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	44.577%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $1,770.25 on xx/xx/2025.
The annual school taxes for 2024 have been paid in the amount of $617.21 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $454.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $445.87 with an interest rate of 10.670%. The current UPB reflected as per the payment history is $17,428.71 and deferred balance is $2,412.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $17,428.71.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $473.51, a rate of interest of 11.45000%, and a maturity date of xx/xx/2029. The P&I as per payment history tape data is $445.87, and the rate of interest is 10.670%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2020 and the deferred balance is in the amount of $2,412.70. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66635997	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$851.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$874.08	8.375%	360	xx	xx	Conventional	ARM	Cash Out	83.333%	83.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	No	No	657	Not Applicable	39.910%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The annual installment of county taxes for 2025 has been paid in the amount of $851.40 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $580.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $567.39 with an interest rate of 3.695%. The current UPB reflected as per the payment history is $60,710.60 and deferred balance is $3,419.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $60,710.60.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
According to the xx. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2013.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2013.	This is a conventional fixed-rate mortgage with a P&I of $874.08, a rate of interest of 8.37500%, and a maturity date of xx/xx/2036. The P&I as per payment history tape data is $567.39, and the rate of interest is 3.695%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2021. The modification agreement is missing from the loan file.		xx	4: Unacceptable	* Property is Mobile Home (Lvl X) "Home is not affixed. As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."		* TIL not hand dated (Lvl X) "Final TIL is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40999006	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,710.44	XX/XX/XXXX	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,064.22	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	68.936%	68.936%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	46.016%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$670.25	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a PACE lien against the subject property in favor of xx.
There is a junior civil judgment against the borrower in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $6,521.97 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,425.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $670.25 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $142,508.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $142,508.73.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the borrower filed an insurance claim as the subject property had roof damage. As per the servicing comments dated xx/xx/2025, the borrower received claim checks in the total amount of $1,109.25. No comments have been found regarding the completion of the repairs.
The loan was modified on xx/xx/2018.
As per the updated report of xx/xx/2025, the foreclosure was initiated in 2009. The xx, which is located at xx. Further details not provided.
Bankruptcy was filed xx the BK was discharged on xx/xx/2014 and terminated on xx/xx/2015.

Foreclosure Comments:As per the updated report of xx/xx/2025, the foreclosure was initiated in 2009. The xx. Further details not provided.
Bankruptcy Comments:According to the xx. The BK was discharged on xx/xx/2014 and terminated on xx/xx/2015.	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $157,132.48. The monthly P&I is $670.25 with an interest rate of 4.000% beginning on xx/xx/2018 and a maturity date of xx/xx/2056. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$X,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$X,XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74954287	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,219.58	XX/XX/XXXX	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,042.44	9.470%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	8.310%	$729.51	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior civil judgement against the borrower in favor of the xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,219.58 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,478.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $729.51 with an interest rate of 8.310%. The current UPB reflected as per the payment history is $72,753.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $72,753.03.
As per the tape, the subject property is owner-occupied.
The comment dated xx/xx/2025, reflects the RFD is a curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023, which was on hold due to bankruptcy. The bankruptcy was dismissed on xx/xx/2024. As per the comment dated xx/xx/2025, the FC was re-initiated in 2025. As per the comment dated xx/xx/2025, the FC sale was scheduled on xx/xx/2025. As per the collection comment dated xx/xx/2025, the loan was reinstated. Further details are not provided.

Bankruptcy was filed under xx. The BK was dismissed on xx/xx/2024 and terminated on xx/xx/2025.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023, which was on hold due to bankruptcy. The bankruptcy was dismissed on xx/xx/2024. As per the comment dated xx/xx/2025, the FC was re-initiated in 2025. As per the comment dated xx/xx/2025, the FC sale was scheduled on xx/xx/2025. As per the collection comment dated xx/xx/2025, the loan was reinstated. Further details are not provided.
Bankruptcy Comments:According to the xx. The BK was dismissed on xx/xx/2024 and terminated on xx/xx/2025.	The step modification agreement was signed between the borrowers xx, and the new modified unpaid principal balance is $82,263.84. The modified monthly P&I of $729.51 with an interest rate of 8.310% starting on xx/xx/2021, which will be changed in three steps until the new maturity date of xx/xx/2039. The rate will change in three steps, which end with 9.470%. There is no deferred balance and the principal forgiven amount is $14,545.18. The loan has been modified four times since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the subject is a noncompliant HPML loan. Infinity did not perform the regulatory compliance test due to the HUD-x is missing from the loan file."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the preliminary HUD-x and itemization, is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by loan originator is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43665537	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,186.20	XX/XX/XXXX	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$3,163.56	6.375%	360	xx	xx	Conventional	ARM	Refinance	79.388%	79.388%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	708	62.484%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$952.49	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a XXXX's lien found against the borrower in favor of xx.
There is a UCC lien found against the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of $3,186.20 on xx/xx/2024 and xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,365.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $952.49 with an interest rate of 2.000%. The current UPB reflected as per the tape data is $219,958.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $219,958.85.
The loan was modified on xx/xx/2013.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2014, and the notice of default located at xx, the sale was scheduled for xx/xx/2014 and xx/xx/2015. As per the notice of rescission of notice of default located at xx, the foreclosure sale and the notice of default have been canceled.
According to the xx. The bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2010.
As per the tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, it shows a loss draft. There is no comment to confirm the exact cost or current status of repairs.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2014, and the notice of default located at xx. As per the notice of trustee’s sale located at Lxx. As per the notice of rescission of notice of default located at xx, the foreclosure sale and the notice of default have been canceled.
																																																																																	Bankruptcy Comments:According to the xx. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx. The bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The modification agreement was made between the borrower and the lender on xx/xx/2013. As per the modified term, the new modified unpaid principal balance is $419,817.79. The monthly P&I is $952.49 with an interest rate of 2.000% beginning on xx/xx/2013 and a maturity date of xx/xx/2049. The lender has forgiven principal in the amount of $124,817.79.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33965949	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,613.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,675.00	$2,033.47	6.000%	360	xx	xx	Conventional	ARM	Cash Out	67.000%	67.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$67,984.09	4.000%	$1,116.84	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st annual installment of county taxes for 2025 has been paid in the amount of $4,806.53 on xx/xx/2024. The 2nd annual installment of county taxes for 2025 has been paid in the amount of $4,806.53 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,121.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,116.84 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $255,206.93. There is a deferred balance in the amount of $67,987.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $255,206.93.
No foreclosure activity has been found.
According to the xx. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.As per the seller’s tape, the property is owner occupied.
As per the comment dated xx/xx/2025, the property had water damage. The estimated cost of repairs is xx. The date of loss is xx/xx/2024. The insurance was filed with xxwas released. No comments have been found stating the damages have been repaired.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The POC was filed with the secured claim amount of xx. The chapter 13 plan was confirmed on xx/xx/2011. The debtor shall pay the trustee the amount of $260.00 for 60 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.	The modification agreement was made between the borrower xx. As per the modified term, the new principal balance is $335,210.44. The monthly P&I is $1,116.84 with an interest rate of 4.00%, beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred balance in the amount of $67,984.09 and interest bearing amount is $267,226.35. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Loan Program Info Disclosure Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl X)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$70,438.29	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11932169	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$676.87	XX/XX/XXXX	Not Applicable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.05	10.500%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.750%	$389.04	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx.
The annual county taxes for 2024-25 have been paid on xx/xx/2024 in the amount of $676.87.
No prior delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $458.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $389.04 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $14,033.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $14,033.57.
The RFD is unable to be determined
No details pertaining to the damage to the subject property have been observed.
As per the document located at xx, foreclosure was initiated and a petition was filed on xx/xx/2021. Per comment dated xx/xx/2023, the hearing was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. According to comments on xx/xx/2023, the sale was postponed due to a publication error, and the sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure sale was cancelled due to reinstatement funds received. The attorney confirmed FC was closed on xx/xx/2023.
No post-close bankruptcy record has been found.
The loan has been modified one time since origination.
Foreclosure Comments:As per the document located at xx, foreclosure was initiated and a petition was filed on xx/xx/2021. Per comment dated xx/xx/2023, the hearing was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. According to comments on xx/xx/2023, the sale was postponed due to a publication error, and the sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure sale was cancelled due to reinstatement funds received. The attorney confirmed FC was closed on xx/xx/2023.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. As per the modified term, the new principal balance is $50,015.85. The monthly P&I is $389.04, with an interest rate of 4.75% beginning on xx/xx/2013 and a maturity date of xx/xx/2028. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Final Truth in Lending Discl. Origination Appraisal Right of Rescission	xx	3: Curable	* Final TIL Missing or Not Executed (Lvl x) "The final TIL is missing from the loan file."	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate.

The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. Loan Date is 'X' months. The variance is XX months.

This loan failed the lender fees test due to one of the following findings: (NC §XX-X.XA(e); NC XX-XX(a), (g)) The loan is a first-lien closed-end mortgage with a principal amount that is greater than or equal to $XX,XXX, and the sum of all lender fees exceeds the greater of X.XX% of the principal amount or $XXX. Lender fees are all fees designated for the lender other"
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA APR test as the final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl X)     "Appraisal report is missing."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1037253	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,229.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$1,061.64	8.350%	360	xx	xx	Conventional	Fixed	Cash Out	78.652%	78.652%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual county taxes for 2024 have been paid on xx/xx/2024 in the amount of $5,229.41.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,825.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $979.16 with an interest rate of 5.100%. The current UPB reflected is $91,454.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $91,454.98.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is rented by investor.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2013 and terminated on xx/xx/2013.	This is a conventional fixed-rate mortgage with a P&I of $1,061.64, a rate of interest of 8.35000%, and a maturity date of xx/xx/2036. The P&I as per payment history tape data is $979.16, and the rate of interest is 5.100%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal report and FMV disclosure are missing from the loan file. Per statute, the x-year SOL has expired."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl X) "Fair market value of homestead property acknowledgment is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl X)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52725290	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,926.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,256.09	7.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	760	753	37.315%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual town taxes for 2025 have been paid in the amount of $2,926.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,348.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,256.09 with an interest rate of 7.625%. The current UPB reflected as per payment history is $316,375.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $316,375.90.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9191039	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,864.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,407.94	4.000%	348	xx	xx	Conventional	Fixed	Refinance	54.152%	54.152%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	797	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$1,416.63	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $5,817.54 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,441.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,416.63 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $278,192.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $278,192.77. Unable to determine the RFD. As per the tape data, the subject property is owner-occupied. The loan was modified on xx/xx/2023. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is construction to permanent loan. The modification agreement was made between the borrower and the lender on xx/xx/2023. The monthly P&I is $1,416.63 with an interest rate of 4.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock Right of Rescission	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report dated xx/xx/XXXX is subject to completion of construction. The estimated cost of construction is not available. XXXXD is missing from the loan documents and the final CD reflects $XXXK in escrow holdback."
* Loan has escrow holdback. No proof it was released (Lvl X) "The final CD reflects $XXXK in escrow holdback and proof of release of escrow holdback is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57972480	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.76	3.750%	164	xx	xx	Conventional	Fixed	Refinance	35.263%	35.263%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	30.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The annual installments of combined taxes for 2024 have been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $845.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $522.76 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $61,112.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $61,112.68.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Missing Initial xxxx_Application (Lvl x) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89939181	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,003.01	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$867.15	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$0.00	3.000%	$340.13	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property that was originated on xx.
The annual installment of county taxes for 2024 has been paid in the amount of $962.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $607.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $340.13 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $89,816.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $89,816.30.
As per the seller’s data, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
According to the xx. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $95,011.40. The monthly P&I is $340.13 with an interest rate of 3.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10730087	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,496.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$440.59	7.750%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $1,496.26 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $576.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $338.55 with an interest rate of 7.71%. The current UPB reflected as per the payment history is $7,796.07, and the deferred balance is $311.68.
As per the deferment agreement located at xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $7,796.07.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the deferment agreement located at xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the issue related to HPML-non compliant. Infinity CE is not testing due to missing documents from the loan documents."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal is missing from the loan documents. XXXX search shows an estimated value of $XXXX. The current UPB is $XK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "The initial XXXX signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29352970	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	No	Not Applicable	First	$0.00	$5,505.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,417.89	7.750%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 is due in the total amount of $5,505.87 on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $8,769.05 on xx/xx/2024 and xx/xx/2024.
The annual utilities/MUD charges for 2025 have been delinquent in the amount of $1,533.06, which was good through xx/xx/2025.
The annual water charges have been delinquent in the amount of $1,551.81, which was good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,195.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,802.61 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $331,860.66.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $331,860.66.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The subject loan was approved under the ATR exempt loan program with no ratio.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Missing Initial xxxx_Application (Lvl x) "The initial xxxx application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl X) "The subject loan is a purchase case; the final closing disclosure dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16034794	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,917.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$796.80	6.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	619	Not Applicable	57.871%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.125%	$469.74	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $2,493.03 on xx/xx/2024.
The annual installment of city taxes for 2024 was paid in the amount of $424.57 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $931.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $469.74 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $122,334.59.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $122,334.59.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $128,615.41. The monthly P&I is $469.74 with an interest rate of 3.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock Mortgage Insurance for LTV>80%	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Mortgage Insurance Certificate missing (Lvl X) "The mortgage insurance certificate is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17108318	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$18,783.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,152.39	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.500%	$1,612.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx. The annual installment of town taxes for 2025 has been paid in the amount of $9,392.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,462.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,612.00 with an interest rate of 3.50%. The current UPB reflected as per the payment history is $396,388.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $396,388.10.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
As per the latest BPO report dated xx/xx/2024 located at xx. No more information has been found related to damage or repairs in the latest 24 months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $416,116.86. The monthly P&I is $1,612.00 with an interest rate of 3.50% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal is missing from the loan documents. XXXX search shows an estimated value of $XXXX The current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "The initial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72046361	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$13.00	$3,065.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$694.68	9.875%	360	xx	xx	Conventional	Fixed	Cash Out	20.779%	20.779%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	703	644	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of $1,017 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of county taxes for 2026 are due in the total amount of $3052.08 on different dates.
The annual installment of other taxes for 2026 has been delinquent in the total amount of $13.00, which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,013.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $694.68 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $13,518.86 and deferred balance is $1,672.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $13,518.86.
As per tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA Finance Charge test due to Calculated Finance charge of $XXX,XXX.XX exceeds Disclosed Finance charge of $XXX,XXX.XX over by -$XXX.XX. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

The CE risk indicator is moderate as the loan is failing TILA Foreclosure Rescission Finance Charge Test. Total fees charged are $XXX,XXX.XX and allowed are $XXX,XXX.XX, It is over charged by $XXX.XX."
* ROR not hand dated by borrower(s) (Lvl X)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl X) "TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9024574	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,938.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$478.00	10.670%	240	xx	xx	Conventional	Fixed	Cash Out	33.116%	33.116%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$13,189.54	4.875%	$342.98	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx.
There are two real estate tax liens against the subject property in favor of xx.
There are two utility liens against the subject property in favor of xx.
The first, second, third, and fourth installments of town taxes for 2025 have been paid in the total amount of $3,842.63 on xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025.
The first and second installments of town taxes for 2026 have been paid in the total amount of $1,669.34 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,022.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $342.98 with an interest rate of 4.875%. The current UPB is $51,196.30. As per the tape, the deferred balance is $13,189.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $51,196.30. As per the tape, the deferred balance is $13,189.54.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $73,098.34. The monthly P&I is $342.98 with an interest rate of 4.875% beginning on xx/xx/2019 and a maturity date of xx/xx/2029. The new interest bearing principal balance is $59,908.80. The deferred balance is $13,189.54. There is no principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the State of Massachusetts, which has unlimited assignee liability for state high cost and we are unable to test compliance due to missing HUD."	* Compliance Testing (Lvl x) "Tape and review of the loan file show the final HUD-x is missing from the loan documents and the subject property is located in a UAL state."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25304465	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,614.81	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$973.60	6.440%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	524	Not Applicable	41.207%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$76,524.46	3.750%	$548.54	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $3,614.81 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $966.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $548.54 with an interest rate of 3.75%. The current UPB reflected as per the payment history is $116,960.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $116,960.15.
No foreclosure activity has been found.
According to the xx. The bankruptcy was dismissed on xx/xx/2011 and terminated on xx/xx/2011.
The loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx. The unsecured portion is $0.00. The bankruptcy was dismissed on xx/xx/2011 and terminated on xx/xx/2011.	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $212,799.46, out of which $136,275.00 is the interest-bearing amount and the deferred amount is $76,524.46. The monthly P&I is $548.54 with an interest rate of 3.750% beginning on xx/xx/2017 and a maturity date of xx/xx/2057. As per the modification agreement, the lender has forgiven principal in the amount of $58,403.57.		xx	2: Acceptable with Warnings			* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the disclosed APR high-cost threshold exception test. Loan data is X.XXX% and allowed data is X.XXX%. The variance is +X.XXX%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43340572	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,936.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.67	4.875%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$3,361.10	3.250%	$29.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two civil judgments against the borrower in favor of xx.
There are two xx liens against the borrower in favor of the xx.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $2,936.42 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $389.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $29.56 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $7,441.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $7,441.15.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $11,295.94, out of which $7,934.84 is the interest-bearing amount and the deferred amount is $3,361.10. The monthly P&I is $29.56 with an interest rate of 3.250% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. The loan has been modified three times since origination.	Credit Report Final Truth in Lending Discl. Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23159302	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$7,083.04	XX/XX/XXXX	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,680.82	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	62.500%	62.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	55.463%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$78,487.39	5.000%	$917.24	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two xx.
The annual installment of county taxes for 2024 has been paid in the amount of $6,925.37 on xx/xx/2024.
The water charges for 2025 are delinquent in the amount of $233.31, which is good through xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,170.49, which was applied for the due date of xx/xx/2025. The current P&I is $917.24 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $183,235.55, and the deferred principal balance is $78,487.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $183,235.55.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan was modified on xx/xx/2021.
As per the document located at xx. The notice of voluntary dismissal and cancellation of the notice of lis pendens was filed on xx/xx/2011.
According to the xx. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the document located at xx. The notice of voluntary dismissal and cancellation of the notice of lis pendens was filed on xx/xx/2011.
Bankruptcy Comments:According to the xx. The subject POC was not found on the pacer. The chapter 13 plan filed on xx/xx/2012 was confirmed on xx/xx/2012. The debtor shall pay to the trustee $269.28 for 5 months and $584.10 for 55 months. The plan states that the arrearage will be paid outside the plan. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.
The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $268,708.69. The monthly P&I is $917.24 with an interest rate of 5.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is deferred principal balance in the amount of $78,487.39, and the interest-bearing balance is $190,221.30. The loan has been modified once since origination.	Final Truth in Lending Discl. Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44626701	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$39,761.33	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$9,186.61	6.790%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	41.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $39,761.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $9,303.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $9,186.61 with an interest rate of 6.79%. The current UPB reflected as per the payment history is $1,391,783.05.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,391,783.05.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91827982	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$1,600.77	$2,774.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,057.01	11.140%	360	xx	xx	Conventional	Fixed	Refinance	95.453%	95.453%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	651	639	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of village taxes for 2024 has been paid in the amount of $490.78 on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of $759.49 on xx/xx/2025.
The annual installment of school taxes for 2025 is delinquent in the amount of $1,600.27, which is good through on xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $724.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $326.33 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $71,753.76.
The prior loan modification agreement located at xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $71,753.76.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
According to the xx. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.	The subject is a conventional fixed-rate mortgage with a P&I of $1,057.01, a rate of interest of 11.140%, and a maturity date of xx/xx/2037. The P&I as per payment history tape data is $326.33, and the rate of interest is 3.875%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2023. The modification agreement is missing from the loan file.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27655253	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,558.46	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,188.30	$1,440.53	6.990%	360	xx	xx	Conventional	ARM	Purchase	80.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	665	42.099%	First	Final policy	Not Applicable	XXXX	XX/XX/XXXX	XXXX	Not Applicable	3.011%	$811.26	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior mortgage against the subject property that was originated on xx
There are two summaries of the memorandum of agreement for xx.
The annual installment of county taxes for 2024 has been paid in the amount of $3,500.53 on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,337.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $811.26 with an interest rate of 3.011%. The current UPB as per the payment history is $135,620.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is $135,620.67.
As per the comment dated xx/xx/2025, the reason for default is death of family member.
As per the comment dated xx/xx/2023, the borrower's income was impacted due to Covid-19.
The loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. As per the modified term, the new principal balance is $157,725.62. The monthly P&I is $811.26 with an interest rate of 3.011% beginning on xx/xx/2021 and a maturity date of xx/xx/2043. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final HUD dated xx/xx/XXXX reflects cash in the amount of $X,XXX.XX."
																																																																																								* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66475887	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,125.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,013.74	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	31.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,062.98 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,062.91 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,448.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,013.74 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $282,235.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $282,235.76.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR receives xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39281221	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,890.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Yes	xx	Not Applicable	$3,295.64	8.680%	360	xx	xx	Conventional	Fixed	Cash Out	93.273%	93.273%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.000%	$2,318.45	XX/XX/XXXX	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property in favor of xx.
There is an active junior mortgage against the subject property in favor of xx.
There is a writ of civil judgment against the subject property in favor of xx.
There is a credit card judgment against the borrower in favor of xx.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2025 were paid in the total amount of $7,890.68 on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of $3,379.01 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,397.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,318.45 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $256,978.48 and the deferred balance is $49,437.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $256,978.48.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
According to the xx. The BK was discharged on xx/xx/2007 and terminated on xx/xx/2007.
As per the tape data, the subject property is owner-occupied.
According to servicing comments dated xx/xx/2024, the subject property is damaged. Further details are not provided. The date of loss and nature of damage are not available in the CCs. Subsequent CCs do not show damage.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2007 and terminated on xx/xx/2007.	This is a conventional fixed-rate mortgage originated on xx/xx/2005 with a P&I of $3,295.64, a rate of interest of 8.6800%, and a maturity date of xx/xx/2035. The P&I as per payment history tape data is $2,318.45, and the rate of interest is 5.00%. The current UPB is reflected as per the payment history is in the amount of $256,978.48. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2008 and the deferred balance is $49,437.67. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test as the final TIL is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl X) "The final truth in lending is missing from the loan document." * Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9796591	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,101.15	XX/XX/XXXX	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$983.63	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	74.872%	74.872%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	691	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$54,366.32	2.125%	$393.79	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a xx No redemption information found. The first, second, and fourth installments of town taxes for 2024/2025 have been paid in the amount of $6,467.9 on xx/xx/2025, xx/xx/2025, and xx/xx/2024. The annual installment of town taxes for 2025 is due in the amount of $2,330.51 on xx/xx/2025.
The third installment of utility charges for 2025 is due in the amount of $151.37 on xx/xx/2025.
The annual installment of utility charges for 2025 has been delinquent in the total amount of $0.89, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,471.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $393.79 with an interest rate of 2.130%. The current UPB reflected as per the payment history is $119,320.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $119,320.21.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
As per the updated report of xx/xx/2025, the foreclosure was initiated in 2020. The latest lis pendens was filed on xx/xx/2020, which was located at xx. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the updated report of xx/xx/2025, the foreclosure was initiated in 2020. The latest lis pendens was filed on xx/xx/2020, which was located at xx. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $181,622.87. The monthly P&I is $393.79 with an interest rate of 2.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred amount of $54,366.32 and no principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29670369	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Not Applicable	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,834.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$368.85	12.250%	360	xx	xx	HELOC	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are six state tax liens against the borrower in favor of xx.
The first and second installments of county taxes for 2024 have been paid in the amount of $1,509.87 on xx/xx/2025 and xx/xx/2025.
For Parcel #xx
The first and second installments of county taxes for 2024 have been paid in the amount of $324.87 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $166.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $166.95 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $7,540.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $7,540.18.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the xx. The BK was discharged on xx/xx/2004 and terminated on xx/xx/2008.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2004 and terminated on xx/xx/2008.	This is a conventional fixed-rate mortgage with a P&I of $193.92, a rate of interest of 11.478%, and a maturity date of xx/xx/2026. The P&I as per payment history tape data is $187.59, and the rate of interest is 9.250%. The maturity date per tape is xx/xx/2033. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Initial 1003_Application Origination Appraisal	xx	3: Curable		* Missing Initial xxxx_Application (Lvl x) "Initial xxxx signed by loan originator is missing from the loan files."	* Missing Appraisal (Lvl X) "Appraisal report is missing."		Minimal	Not Covered	Not Covered	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9762813	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,403.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$1,602.33	5.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$52,458.30	4.500%	$1,326.42	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two junior mortgages. First originated on xx. The second originated on xx.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of $5,403.16 on xx/xx/2025 and xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of $5,187.16 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,007.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,326.42 with an interest rate of 4.500%. The current UPB is not available in PH, and as per tape, the current UPB is $277,760.15.
There is a deferred balance in the amount of $52,458.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is not available in PH, and as per tape, the current UPB is $277,760.15.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
According to the xx. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the value of the collateral is xx. The POC was filed by the creditor, xx. The chapter 13 plan filed on xx/xx/2016 was confirmed on xx/xx/2016. The debtor shall pay $150.00 per month for 5 months and $780.00 per month for 55 months. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020.	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $347,505.91. The monthly P&I is $1,326.42 with an interest rate of 4.500% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is a deferred balance in the amount of $52,458.30 and no principal forgiven amount. The interest bearing amount is $295,047.61. The loan has been modified thrice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Loan Program Info Disclosure Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, along with estimated HUD-x and fee itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl X)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value at $XXXX. Current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86182357	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,135.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	2.750%	349	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$86,274.00	2.750%	$715.55	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 3 civil judgments against the borrower in favor of xx.
There is a credit card judgment against the borrower in favor of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of $1513.84 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $4499.25 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,593.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $715.55 with an interest rate of 2.75%. The current UPB reflected as per the payment history is $193,008.05 and the deferred balance is $86,274.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $193,008.05.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx. As per the modified term, the new principal balance is $294,447.83, out of which $208,173.83 is the interest-bearing amount and the deferred amount is $86,274.00. The monthly P&I is $715.55 with an interest rate of 2.75% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Note Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."
* Note is missing or unexecuted (Lvl x) "The original note is missing. The lost note affidavit is not available in the loan file. The loan has been modified."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing from loan documents."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40816777	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	No	Not Applicable	First	$0.00	$696.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$829.04	11.910%	240	xx	xx	Conventional	Fixed	Cash Out	66.425%	66.425%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.625%	$581.97	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 4 code enforcement liens against the subject property in favor of xx.
There is one civil judgment against the borrower in favor of xx.
The first installment of county taxes for 2024 has been paid in the amount of $348.31 on xx/xx/2024.
The second installment of county taxes for 2024 has been paid in the amount of $348.31 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $820.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $581.97 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $23,983.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
Unable to determine the reason for default.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $23,983.48.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property is stated as investor.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. As per the modified term, the new principal balance is 67,496.45. The monthly P&I is $581.97 with an interest rate of 3.625% beginning on xx/xx/2017 and a maturity date of xx/xx/2029. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or incomplete ROR/RTC	xx	2: Acceptable with Warnings	* Missing or incomplete Right of Rescission (Lvl X) "Right of rescission is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl X) "The home is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The manufactured home affidavit of affixation attached, located at “xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36845824	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,251.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$610.22	9.630%	275	xx	xx	Conventional	Fixed	Cash Out	82.519%	82.519%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
For Parcel # xx.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $1,841.58 on xx/xx/2025.
For Parcel # xx.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $409.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $610.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $610.22 with an interest rate of 9.630%. The current UPB reflected as per the payment history is $21,533.75 and the deferred balance is $2,179.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $21,533.75.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96524887	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,558.85	7.250%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	819	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
 No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $7,385.87 on xx/xx/2024.
The water/sewer charges are delinquent in the amount of $188.70 which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,569.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,075.97 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $368,809.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $368,809.00.
 As per the tape data, the subject property is secondary home.
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl X) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated X/XX/XX does reflect Appraisal Re-Inspection Fee at $XXX.XX.CD dated X/XX/XX reflects Appraisal Re-Inspection Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL is expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14489583	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,564.47	8.490%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	682	777	43.322%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated and recorded on xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of town taxes for the year 2025 have been paid in the total amount of $1,848.56 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,939.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,564.47 with an interest rate of 8.490%. The current UPB reflected as per payment history is $457,308.42.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $457,308.42.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy of the subject property is secondary.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been xx.
BWR2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at x.xxx% exceeds the APR threshold of x.xxx% by +x.xxx%. The subject loan is escrowed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has been xx, BWRX has been xx, FICO XXX, $XXXK equity in the subject, XXXX since inception and $XX,XXX residual income. Review shows ATR confirmed."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50720371	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,821.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,867.43	5.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$79,780.99	4.000%	$1,051.98	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property that originated on xx.
The first and second installments of county taxes for 2024/2025 has been paid in the total amount of $5,821.38 on xx/xx/2024 and xx/xx/2025.
The annual installment of utilities/MUD charges for 2003 & 2004 have been delinquent in the total amount of $8,563.00, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,051.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,051.98 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $241,196.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $241,196.61.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $331,487.23. The monthly P&I is $1,051.98 with an interest rate of 4.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred balance in the amount of $79,780.99. There is no principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the preliminary HUD-x and itemization, is missing from the loan file. Seller tape reflects an issue with compliance."	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the per diem interest amount test."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
																																																																																								* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59915297	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$6,207.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,613.33	$2,491.76	5.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	653	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.875%	$1,196.50	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are xx, which were filed by the different plaintiffs and recorded on xx.
There are 3 state tax liens in favor of xx.
 There are 2 civil judgments against the borrower in favor of different plaintiffs and recorded on different dates in the total amount of $78,073.6.
There is a credit card judgment against the borrower in favor of xx.
The first and second installments of county taxes for 2024-25 have been paid in the total amount of $7,779.98 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,143.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,196.50 with an interest rate of 3.875%. The current UPB is $278,492.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $278,492.68.
As per the tape data, the subject property is owner-occupied.
The modification agreement was made between the borrower and the lender on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the xx. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.	The modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified term, the new principal balance is $291,688.00. The monthly P&I is $1,196.50 with an interest rate of 3.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.		xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10118596	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,448.46	XX/XX/XXXX	xx	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,385.37	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	84.906%	84.906%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$92,000.46	2.000%	$406.56	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx., and the second prior mortgage was originated on xx.
There is a XXXX's lien against the borrower in favor of xx.
There are two junior civil judgments against the borrower in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $2,350.52 on xx/xx/2024.
The annual installment of water charges for 2025 has been delinquent in the total amount of $1,024.90, which is good through xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,280.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $406.56 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $124,931.86 and deferred balance is $92,000.46. As per the comment dated xx/xx/2023, the payment received in the month of Sept 2023 is a borrower payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $124,931.86.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
As per the UT dated xx/xx/2025, the FC was initiated on xx/xx/2014. The FC was initiated by filing the notice of lis pendens on xx/xx/2014, which was recorded on xx/xx/2014. The notice of lis pendens released was filed on xx/xx/2014 and recorded on xx/xx/2014. As per the release of lis pendens located at xx. Further details not provided.
According to the xx. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.

Foreclosure Comments:As per the UT dated xx/xx/2025, the FC was initiated on xx/xx/2014. The FC was initiated by filing the notice of lis pendens on xx/xx/2014, which was recorded on xx/xx/2014. The notice of lis pendens released was filed on xx/xx/2014 and recorded on xx/xx/2014. As per the release of lis pendens located at xx. Further details not provided.
																																																																																	Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $226,257.26. The deferred balance is $90,000.46. The interest-bearing amount is $134,256.80. The monthly P&I is $406.56 with an interest rate of 2.00% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no principal forgiven amount. The loan has been modified three times since origination.	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXXK."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59455676	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,538.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,046.85	6.500%	360	xx	xx	FHA	Fixed	Purchase	99.533%	99.533%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.199%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$28,982.04	4.500%	$582.18	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of $233.16 on xx/xx/2025.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,305.74 on xx/xx/2024.
The annual installment of utilities/MUD charges for 2024 has been paid in the amount of $233.16 on xx/xx/2024.
The annual installment of water and sewer taxes for 2025 is delinquent in the total amount of $619.74, which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,321.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $582.18 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $121,981.68 and deferred balance is $30,146.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $121,981.68.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $158,482.20, out of which $129,500.16 is the interest-bearing amount and the deferred amount is $28,982.04. The monthly P&I is $582.18 with an interest rate of 4.500% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no principal forgiven amount. The loan has been modified four times since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl X)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84127601	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$436.52	10.490%	360	xx	xx	Conventional	Fixed	Cash Out	96.792%	96.792%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $267.08 on xx/xx/2025.
The annual installment of school taxes for 2025 is due in the amount of $162.22 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $288.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $288.11 and the interest rate is 7.740%. The current UPB reflected as per the payment history is $8,993.47 and the deferred balance is $3,576.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $8,993.47 and the deferred balance is $3,576.86.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $436.02, a rate of interest of 10.490%, and a maturity date of xx/xx/2033. The P&I as per payment history tape data is $288.11, and the rate of interest is 7.740%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape, the loan was modified on xx/xx/2021. The tape shows the deferred balance is $3,576.86. The modification agreement is missing from the loan file.

Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application	xx	4: Unacceptable	* Property is Mobile Home (Lvl X) "Home is not affixed. As per the seller’s tape, the subject property type is a mobile home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is not scanned properly, as the bottom part is not legible."	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed the state regulations interest rate test due to the loan having an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. The interest rate charged XX.XXX%, exceeds the threshold of X.XXX% by +X.XXX%."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan file."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial XXXX is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91975383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,587.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,208.68	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	57.756%	57.756%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	765	765	50.193%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $669.21 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $1,866.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,522.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,208.68 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $169,589.50. As per the comment dated xx/xx/2024, the payments received in the month of July 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $169,589.50.
As per the seller’s data, the subject property is stated as a second home.
As per the comment dated xx/xx/2025, the subject property was damaged; as per the comment dated xx/xx/2025, the borrower received a check in the amount of xx The nature of the damage and cost of repair are not available. No comments have been found regarding repair completion.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 received xx.
BWR2 received xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the Pennsylvania license validation test.

The loan failed state regulations interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. Interest rate charged x.xxx% exceeds threshold of x.xxx% over by +x.xxx%."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/xxxx reflects Appraisal Re-Inspection Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. The subject loan is a refinance case that originated on xx/xx/xxxx, and the x-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60802182	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,464.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,918.64	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	807	Not Applicable	18.854%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $7,464.57 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,658.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,918.64 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $270,076.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $270,076.06.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65948546	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,020.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,565.91	7.910%	360	xx	xx	Conventional	ARM	Refinance	82.581%	82.581%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	691	40.357%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The annual installment of combined taxes for 2024 was paid in the amount of $10,020.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,771.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,565.91 with an interest rate of 7.910%. The current UPB is $566,675.54.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $566,675.54.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Missing proof of hazard insurance (Lvl x) "The hazard insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL will expire XX/XX/XX. BWRX has xx. BWRX has xx, FICO XXX, XXXX over the last XX months and $XXXK equity in the subject."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31622206	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,593.70	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,776.50	6.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	No	Yes	811	Not Applicable	28.238%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual installment of county taxes for 2025 is due in the amount of $3,593.70 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,178.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,776.50 with an interest rate of 6.990%. The current UPB is $402,807.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $402,807.14.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is rented by investor.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10653127	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,754.67	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$940.51	4.000%	360	xx	xx	Conventional	ARM	Refinance	78.800%	78.800%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	644	669	33.677%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.125%	$438.48	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There are 2 junior mortgages against the subject property. The mortgage was recorded on xx., and the second in the amount of xx. There are xx liens against the subject property in favor of xx. There are 2 water/sewer liens against the subject property in favor of xx. The first was recorded on xx. The annual 1st and 2nd installments of town taxes for 2025 have been paid in the amount of $2,754.67 on xx/xx/2025 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $817.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $438.48 with an interest rate of 3.1250%. The current UPB reflected as per the payment history is $113,782.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $113,782.32.
According to the updated title report, the foreclosure was initiated on loan in 2014. The notice of default located was filed on xx/xx/2014. As per the trustee’s sale, the sale was scheduled for xx/xx/2015. Further FC details are not provided. The foreclosure re-initiated on loan in 2017.  The notice of default was filed on xx/xx/2017. There is a release of notice of default located at xx.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:According to the updated title report, the foreclosure was initiated on loan in 2014. The notice of default located was filed on xx/xx/2014. As per the trustee’s sale, the sale was scheduled for xx/xx/2015. Further FC details are not provided. The foreclosure re-initiated on loan in 2017.  The notice of default was filed on xx/xx/2017. There is a release of notice of default located at xx.

																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx. As per the modified term, the new principal balance is $120,056.63. The monthly P&I is $438.48 with an interest rate of 3.1250% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination. It has a balloon provision.	Right of Rescission	xx	2: Acceptable with Warnings			* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan file." * TIL not hand dated (Lvl X) "Final TIL is not hand dated by the borrower."	* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2004. The notary signature date on the mortgage/deed of trust is xx/xx/2004. Note date is xx/xx/2004."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45878235	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,313.70	XX/XX/XXXX	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,943.53	6.121%	360	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	25.874%	First	Unavailable	Not Applicable	Unavailable	XX/XX/XXXX	XXXX	$151,822.25	4.750%	$754.60	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property that was originated on xx.
The first installment of county taxes for 2024/2025 has been paid in the amount of $5,122.54 on xx/xx/2025.
The annual installment of water charges for 2025 has been delinquent in the amount of $61.30, which is good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,680.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $754.60 with an interest rate of 4.750%. The current UPB as per the payment history is $115,748.79, and the deferred principal balance is $151,822.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB as per the payment history is $115,748.79, and the deferred principal balance is $151,822.25.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2010.
As per the notice of foreclosure located at xx. Further details not provided.
According to the xx. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the notice of foreclosure located at xx. Further details not provided.
																																																																																	Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion should be $36,836.00. The intention of the debtor is to reaffirm the secured claim. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The step modification agreement was signed between the borrower, xx, and the new modified unpaid principal balance is $321,880.51. The modified monthly P&I of $514.98 with an interest rate of 2.000% starting on xx/xx/2010, which will be changed in 4 steps until the new maturity date of xx/xx/2050. The rate will change in 4 steps, which end with 4.75%. There is a deferred balance in the amount of $151,822.25, and the interest-bearing balance is $170,058.26. The loan has been modified once since origination.	Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl X) "Credit Report is missing."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29763732	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,196.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$860.18	9.186%	360	xx	xx	Conventional	Fixed	Cash Out	105.153%	105.153%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $2,196.04 on xx/xx/2025 and xx/xx/2025.
The annual water and sewer charges for 2025 have been delinquent in the amount of $108.36, which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $860.18, which was applied for the due date of xx/xx/2025. The current P&I is $860.18 with an interest rate of 8.186%. The current UPB reflected as per the payment history is $11,014.90, and the deferred balance is $8,201.17.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $11,014.90.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $860.18, a rate of interest of 9.186%, and a maturity date of xx/xx/2032. The P&I as per payment history tape data is $860.18, and the rate of interest is 8.186%. There is a difference in the rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified, and the deferred balance is $8,201.17. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Not all borrowers signed TIL (Lvl X)     "The final TIL is not signed by the borrower."
* Prepayment Rider Missing (Lvl X)     "Prepayment rider is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl X)     "ROR is not hand-dated by the borrower."
																																																																																								* TIL not hand dated (Lvl X) "The final TIL is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86514924	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,561.10	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,224.45	4.500%	172	xx	xx	Conventional	Fixed	Refinance	86.111%	86.111%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	33.640%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $3,561.10 on xx/xx/2025 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,752.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,224.45 with an interest rate of 4.500%. The current UPB is $140,657.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $140,657.95.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."
* Compliance Testing (Lvl x)     "The loan fails the compliance delivery and timing test for the revised CD dated xx/xx/xxxx. The document tracker is missing, and x business days were added to get the receipt date of xx/xx/xxxx, which is after the consummation date of xx/xx/xxxx."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Kansas license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID violation due to decrease in lender credit on CD dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. This is decrease of -$x,xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11775600	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,289.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,496.64	7.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	767	791	28.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2026 are due in the amount of $3,289.92 on xx/xx/2025 and xx/xx/2025.
The annual 1st, 2nd, 3rd and 4th installments of county taxes for 2025 have been paid in the amount of $6,482.61 on xx/xx/2024, xx/xx/2024, xx/xx/2025 and xx/xx/2025, respectively.
The annual 1st installment of utility charges for 2025 has been paid in the amount of $252.37 on xx/xx/2025.
The annual 2nd installment of utility charges for 2025 is due in the amount of $236.13 on xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,955.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,496.64 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $335,953.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $335,953.61.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55742939	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$654.11	15.920%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	XX/XX/XXXX	XXXX	$390.00	3.250%	$428.73	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx.
The annual county taxes for 2024 have been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $428.73, which was applied for the due date of xx/xx/2025. The current P&I is $428.73 with an interest rate of 3.25%. The current UPB reflected as per the payment history is $15,131.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $15,131.12.
The loan was modified on xx/xx/2020.
According to the xx. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2017.
The foreclosure was initiated on the loan in 2008, and the notice of execution of xx located at xx. The foreclosure case was reinitiated in 2014. The notice of execution of xx. Further details not provided.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:The foreclosure was initiated on the loan in 2008, and the notice of execution of xx. The foreclosure case was reinitiated in 2014. The notice of execution of xx. Further details not provided.
Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. The POC was filed by the creditor, xx and the arrearage amount of $0.00. The chapter 13 xx plan was filed on xx/xx/2016, which is not confirmed yet. The borrower has promised to make monthly payments of $509.57 for 60 months to the trustee under the Chapter 13 plan. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2017.

The modification agreement was made between the borrowers xx. As per the modified term, the new principal balance is $36,199.46, out of which $35,809.46 is the interest-bearing amount and the deferred amount is $390.00. The monthly P&I is $428.73 with an interest rate of 3.25% beginning on xx/xx/2021 and a maturity date of xx/xx/2028. There is no principal forgiven amount.	Credit Report HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal report is missing."
* Missing credit report (Lvl X)     "Credit report is missing"
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial XXXX is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39804235	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,803.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,174.92	7.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $4,644.98 on xx/xx/2024 and xx/xx/2025.
The 1st installment of county taxes for 2025 is due in the total amount of $1,803.54 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,084.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,361.92 with an interest rate of 9.370%. The current UPB reflected as per the payment history is $161,165.05.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,084.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,361.92 with an interest rate of 9.370%. The current UPB reflected as per the payment history is $161,165.05.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
As per tape, the subject property has been occupied by the owner.
Subject loan closed as a no-ratio loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged of $x,xxx.xx exceeding the fees threshold of $x,xxx.xx by +$x,xxx.xx. The below fees were included in the test:
Electronic Document Delivery paid by Borrower: $xx.xx
Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (Lvl x) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeding the fees threshold of $x,xxx.xx by +$x,xxx.xx. The below fees were included in the test: Electronic Document Delivery paid by Borrower: $xx.xx Mortgage Broker Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx Loan fails. GSE (Fannie Mae public guidelines) QM APR test due to APR calculated at x.xxx% exceeding APR threshold of xx.xxx% by +x.xxx%. The subject loan is escrowed."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) because an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).
The loan fails to qualify as a mortgage. APR threshold test due to APR calculated at X.XXX% exceeding APR threshold of XX.XXX% by +X.XXX%. The subject loan is escrowed.
The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at X.XXX%, exceeding the APR threshold of XX.XXX% by +X.XXX%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88215812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,964.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$767.07	3.500%	180	xx	xx	Conventional	Fixed	Refinance	114.709%	114.709%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	70.338%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$24,977.12	3.500%	$234.32	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $1,964.78 on xx/xx/2024 and xx/xx/2024.
The 1st installment of combined taxes for 2025 is due in the amount of $1,672.86 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $562.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $234.32 with an interest rate of 3.500%. The current UPB is $57,430.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $57,430.90.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
According to the xx. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the seller’s tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.	The modification agreement was made between the borrower, xx, on xx/xx/2021. As per the modified term, the new principal balance is $85,463.69. The monthly P&I is $234.32 with an interest rate of 3.500% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is deferred balance in the amount of $24,977.12 and no principal forgiven amount. The loan has been modified twice since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing Initial XXXX_Application (Lvl X) "Initial XXXX is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69736569	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,179.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.58	8.125%	360	xx	xx	Conventional	Fixed	Purchase	82.000%	82.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	757	742	41.571%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior hospital lien against the subject borrower in favor of xx.
There is a prior credit card judgment against the subject borrower in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $1,132.56 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,659.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,278.58 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $170,674.65.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $170,674.65.
Unable to determine the reason for the default.
According to the servicing comment on xx/xx/2024, the subject property was damaged by such wear and tear. The cost of repair is not available. No comments have been found regarding repair completion.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property occupancy is stated as investor.
BWR1 has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Appraisal report is as is. The improvement section of the appraisal report shows the subject property needed repairs to the central heat and air, the window unit with heat source, the winterized safety cover on the pool, and the pool pump. Appraisal report does not reflect the cost to cure amount. xxxxD/Completion report for the repairs is missing from the loan documents. The final CD does not reflect any holdback."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9539383	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$708.65	XX/XX/XXXX	xx	No	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$980.85	11.710%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.000%	$812.41	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a real estate tax lien against the subject property in favor of xx
The annual installment of county taxes for 2024 has been paid in the amount of $694.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,154.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $812.41 with an interest rate of 6.000%. The current UPB reflected as per the tape data is $126,632.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $126,632.22.
The loan was modified on xx/xx/2020.
According to the updated title report dated xx/xx/2025, the FC was initiated in xx and the notice of lis pendens located at xx was filed on xx/xx/2019. As per the release of lis pendens located at xx, the lis pendens has been released on xx/xx/2020. Further details were not provided.
According to the PACER, the borrowers filed bankruptcy under xx. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the FC was initiated in xx and xx respectively. The last foreclosure was initiated in xx and the notice of lis pendens located atxx was filed on xx/xx/2019. As per the release of lis pendens located at xx), the lis pendens has been released on xx/xx/2020. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrowers, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $106,518.00, the value of the collateral is $97,000.00, and the unsecured portion is $9,518.00. The POC was filed by the creditor, xx with the secured claim amount of $107,566.47 and the arrearage amount of $4,413.24. The Chapter 13 plan filed on xx/xx/2013 was confirmed on xx/xx/2013. The borrower shall pay a monthly payment of $250.00 for 60 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.	The modification agreement was made between the borrower and the lender on xx/xx/2020. As per the modified term, the new principal balance is xx The monthly P&I is $812.41 with an interest rate of 6.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2050. There is no deferred balance and principal forgiven amount.	Credit Report HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "This loan is from the State’s name which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* Compliance Testing (Lvl x) "Tape and review of the loan file show the final HUD-x is missing from the loan documents."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x) "Initial application signed by the loan originator is missing from the loan documents."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx Current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84276397	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$816.14	6.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	725	Not Applicable	32.858%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$499.74	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property originated on xx.
There are four state tax liens and one IRS lien found in favor of the xxThe SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There are five municipal liens against the subject property in favor of the xx.
There is a credit card judgment against the subject borrower in favor of xx
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $2,572.40 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $982.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $499.74 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $132,343.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $132,343.76.
Unable to determine the reason for default.
No foreclosure activity has been found.
According to the PACER, the borrower filed for bankruptcy under xx. The bankruptcy was discharged on xx/xx/2014 and terminated on xx/xx/2014.
The loan was modified on xx/xx/2022.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is $132,000.00. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2014 and terminated on xx/xx/2014.	The modification agreement was made between the borrower and the lender on xx/xx/2022. As per the modified term, the new principal balance is xx The monthly P&I is $499.74 with an interest rate of 3.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. The loan has been modified thrice since origination.	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the per diem interest amount test. The per diem interest amount charged on the loan $XXX.XX, exceeds the per diem interest charge or credit threshold of $XXX.XX."
																																																																																								* GSE Points and Fees Test Violations (Lvl X) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78771252	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,567.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,521.75	7.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	799	718	32.867%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $1,567.23 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,567.24 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,898.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,521.75 with an interest rate of 7.990%. The current UPB as per the payment history is $332,136.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is $332,136.06.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 10.08 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable				* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2023. The notary’s signature date on the mortgage/deed of trust is xx/xx/2023. Note date is xx	Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26839739	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,306.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,803.98	7.990%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	729	710	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $1,653.01 on xx/xx/2024.
The second installment of county taxes for 2024 has been paid in the amount of $1,653.01 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,123.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,178.22 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $376,098.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $376,098.84.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
Subject loan closed as a no-ratio loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID violation in charges that cannot increase the test due to an increase of fee in the Final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX, reflects Points - Loan Discount Fee at $X.XX. The final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is a fee increase of $X,XXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL is X year expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "The loan failed the Qualified Mortgage APR Threshold Test due to the APR calculated at 14.924% exceeds the APR threshold of 9.410% by +5.514%.

																																																																																									Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 14.924% Exceeds APR threshold of 8.660% By +6.264%. The subject loan is escrowed."	Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94403001	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$625.73	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$550.47	9.640%	240	xx	xx	Conventional	Fixed	Cash Out	86.000%	86.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	No	619	664	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2025 are due in the amount of $625.73 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $550.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $550.47 with an interest rate of 9.640%. The current UPB reflected as per payment history is $14,622.89. The deferred balance is $820.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $14,622.89. The deferred balance is $820.68.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl X) "Home is not affixed. As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XX,XXX.XX."
* Missing flood cert (Lvl X)     "Flood Certificate is missing from the loan file."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial XXXX is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42708357	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,071.01	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,755.69	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	655	Not Applicable	35.148%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been sold or forfeited in the total amount of $13,944.92, which was good through xx/xx/2025.
The annual installment of county taxes for 2023 has been paid in the amount of $10,799.89 on xx/xx/2023.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,755.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,755.69 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $631,079.55.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $631,079.55.
As per tape data, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR has 30.16 years on the job as axx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32601882	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$723.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$611.35	10.291%	252	xx	xx	Conventional	Fixed	Cash Out	78.749%	78.749%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	573	Unavailable	First	Unavailable	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.250%	$403.88	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior child support lien against the borrower in favor of xx
The annual installment of combined taxes for 2025 has been paid in the amount of $723.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $701.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $403.88 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $51,239.45.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $51,239.45.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx The monthly P&I is $403.88 with an interest rate of 5.250% beginning on xx/xx/2022 and a maturity date of xx/xx/2041. There is no deferred balance and principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal report and FMV disclosure are available in the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl x)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl x) "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL is $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XX.XX."
* Missing Initial XXXX_Application (Lvl X)     "Initial XXXX signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60174706	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,001.21	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$899.96	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	56.815%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.125%	$573.01	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active HOA lien against the subject property in favor of xx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $875.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $573.01 with an interest rate of 3.125%. The current UPB reflected as per the tape data is $148,867.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $148,867.09.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
The foreclosure was initiated on the loan in xx As per the document located atxx. As per the document located atxx foreclosure file has been closed.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.

Foreclosure Comments:The foreclosure was initiated on the loan in xx As per document located atxx. As per document located atxx, the foreclosure file has been closed. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is xx The monthly P&I is $573.01 with an interest rate of 3.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.

																																																																																				xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5939271	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$74.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,844.30	7.990%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active UCC lien against the subject property in favor of xxThe amount is not provided.
Parcel # xx
The annual installment of county taxes for 2024 has been paid in the amount of $8,546.51 on xx/xx/2024.
The annual installment of water/sewer charges for 2025 is due in the amount of $74.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,595.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,225.04 with an interest rate of 9.800%. The current UPB reflected as per the payment history is $380,903.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $380,903.08.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18420720	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.38	9.576%	180	xx	xx	Conventional	Fixed	Cash Out	87.731%	87.731%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	689	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.000%	$839.48	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx
There is a credit card judgment against the borrower in favor of xx.
The annual installment of county taxes for 2025 has been paid in the amount of $2,465.04 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,132.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.48 with an interest rate of $839.48. The current UPB reflected as per the payment history is $6,345.05.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $6,345.05.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2016.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2016. As per the modified term, the new principal balance is xx The monthly P&I is $839.48 with an interest rate of 5.00% beginning on xx/xx/2016 and a maturity date of xx/xx/2026. There is no deferred balance and principal forgiven amount.	Initial 1003_Application	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the Pennsylvania license validation test."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial XXXX signed by loan originator is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29657511	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,597.61	7.990%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $11,058.13 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $14,971.97 on xx/xx/2025.
The annual installment of utility taxes for 2024 has been paid in the amount of $934.73 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $10,972.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,717.00 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $884,037.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $884,037.29.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the subject property was damaged. The nature of damage and cost of repair is not available. No comments have been found regarding repair completion.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found
Subject loan closed under no ratio loan program.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58529812	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,068.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,833.19	7.625%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	734	797	30.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,068.40 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,326.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,833.19 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $255,421.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $255,421.87.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property occupancy is stated as a second home.

BWR1 has 8 months on the job as a xx.
BWR2 has 25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Loan Origination Fee. Final CD dated xx/xx/XXXX reflects Loan Origination Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired.

TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. Initial CD dated xx/xx/XXXX reflects lender credit at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of +$XXX.XX for fee which has X% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94235582	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,681.59	8.500%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $4,289.22 on xx/xx/2024 and xx/xx/2025.
The annual installment of sewer charges for 2025 has been delinquent in the total amount of $179.82, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,046.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,836.40 with an interest rate of 9.125%. The current UPB reflected as per the payment history is $336,761.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $336,761.26.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The subject loan was approved under the no-income and full-asset verification loan program.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12353297	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Not Applicable	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,652.20	XX/XX/XXXX	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,493.76	6.125%	300	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$1,356.31	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active HOA lien against the subject property in favor of xx
The 1st and 2nd annual installments of county taxes for 2024 have been paid in the amount of $1,652.20 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,493.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,356.31 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $252,406.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $252,406.20.
The loan was modified on xx/xx/2014.
As per the notice of trustee’s sale located atxx the foreclosure sale was scheduled for xx As per the cancellation of notice of sale located atxx, the foreclosure sale was cancelled. No further information found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the property tax card, the property type is vacant land.
Foreclosure Comments:The foreclosure was initiated in xx with the loan. As per the notice of trustee’s sale located at xx, the foreclosure sale was scheduled for xx/xx/2013. As per the cancellation of notice of sale located at xx, the foreclosure sale was cancelled. The foreclosure was re-initiated on xx as per the notice of trustee’s sale located at xx, the foreclosure sale was scheduled for xx/xx/2014. As per the cancellation of notice of sale located at xx, the foreclosure sale was cancelled. The foreclosure was reinitiated on xx/xx/2021. As per the notice of trustee’s sale located at xx, the foreclosure sale was scheduled for xx/xx/2021. As per the cancellation of notice of sale located at xx, the foreclosure sale was cancelled. The foreclosure was reinitiated on xx/xx/2021. As per the notice of trustee’s sale located atxx the foreclosure sale was scheduled for xx/xx/2021. As per the cancellation of notice of sale located at xx, the foreclosure sale was cancelled. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is xx The monthly P&I is $1,356.31 with an interest rate of 2.000% beginning on xx/xx/2014 and a maturity date of xx/xx/2044. As per the modification agreement, the lender has forgiven principal in the amount of $35,302.69. There is no deferred balance.	Credit Report Final Truth in Lending Discl. Origination Appraisal	xx	4: Unacceptable	* Property is Vacant Land (Lvl X) "As per the tape, property tax card and XXXX, the property type is vacant land."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx Current UPB is $XXXK."
* Missing credit report (Lvl X) "Credit report is missing."	* Cash out purchase (Lvl 1) "The subject loan is purchase case. Final HUD dated xx/xx/2005 reflects cash to in the amount of $205."
																																																																																									* Settlement date is different from note date (Lvl 1) "Final HUD reflects closing date as xx/xx/2005. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2005. Note date is xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1668871	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$937.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$404.34	10.430%	264	xx	xx	Conventional	Fixed	Cash Out	60.555%	60.555%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active civil judgment against the borrower in favor of “xx.
The annual installment of county taxes for 2024 has been paid in the amount of $937.25 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $395.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $395.94 with an interest rate of 10.130%. The current UPB reflected as per the payment history is $17,661.65 and deferred balance is $2,672.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $17,661.65.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Mobile Home (Lvl X) "Home is not affixed. As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA APR test due to APR calculated X.XXX% exceeds APR threshold XX.XXX% under disclosed by -X.XXX%."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17153197	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$493.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,033.88	8.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	735	Not Applicable	45.351%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $474.20 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,515.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,033.88 with an interest rate of 8.125%. The current UPB is $269,739.69.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $269,739.69.
As per the tape data, the occupancy of the subject property is stated as investment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 23.33 years on the job as axx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable		* Missing proof of hazard insurance (Lvl x) "The hazard insurance certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85900251	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,306.28	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$498.42	8.990%	360	xx	xx	Conventional	ARM	Refinance	77.500%	77.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.262%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,306.28 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $455.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $455.28 with an interest rate of 7.00%. The current UPB is $14,899.65, and the deferred balance is $670.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected $14,899.65.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2005.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx. The BK was discharged on xx/xx/2025 and terminated on xx/xx/2015.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers,xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $57,193.00, and the value of the collateral is $82,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, with the secured claim amount of $58,016.22 and the arrearage amount of $478.04. The chapter 13 plan filed on xx/xx/2010 was confirmed on xx/xx/2010. The borrower has promised to make monthly mortgage payments of $1,140.00 for 1 month and $485.00 per month for 59 months to the trustee under the Chapter 13 plan. The plan reflects arrearage for the subject loan totaling $478.00, and the trustee has committed to pay arrearage payments on a pro rata basis. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.

This is a conventional ARM-rate mortgage originated on xx/xx/2004 with a P&I of $455.28, a rate of interest of 7.000%, and a maturity date of xx/xx/2034. The P&I as per payment history tape data is $455.28, and the rate of interest is 7.000%. The current UPB is reflected on tape in the amount of xx As per the seller’s tape data, the loan was modified on xx/xx/2005. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "This loan is NOT violate predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (Lvl X)     "The note states, if the index is no longer available, the noteholder will choose a new index that is based upon comparable information. The noteholder will give notice of this choice."
																																																																																								* Prepayment Rider Missing (Lvl X) "The prepayment rider is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84661090	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,800.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$635.17	10.483%	360	xx	xx	Conventional	Fixed	Cash Out	84.793%	84.793%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	Unavailable	Not Applicable	5.250%	$427.65	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two active real estate liens against the subject property in favor of different plaintiffs, in the total amount of $XXXX which were recorded on different dates.
There are 8 hospital, medical, or attorney liens against the borrower in the total amount of $XXXX in favor of different plaintiffs, which were recorded on different dates.
There is a state tax lien against the xx in favor of the xx. The SSN mentioned on the supporting documents is inconsistent with BWR's SSN.
There is a Writ of Fieri Facias (civil judgment) against the borrower in favor of xx
The annual installments of combined taxes for 2024 have been paid in the amount of $1,543.26 on xx/xx/2025.
The annual installments of city taxes for 2024 have been paid in the amount of $257.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $495.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $427.65 with an interest rate of 5.250%. The current UPB is $14,243.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $14,243.24.
Unable to determine the RFD.
The modification agreement was made on xx/xx/2009.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the monthly P&I is $427.65 with an interest rate of 5.250% beginning from xx/xx/2019. There is no deferred balance and principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl X) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Not all borrowers signed TIL (Lvl X)     "The final TIL is not signed by the borrower."
* Prepayment Rider Missing (Lvl X)     "Prepayment rider is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl X)     "ROR is not hand-dated by the borrower."
																																																																																								* TIL not hand dated (Lvl X) "The final TIL is not hand-dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92583465	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,235.91	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$587.40	8.390%	360	xx	xx	Conventional	Fixed	Cash Out	83.884%	83.884%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	XXXX	Not Applicable	7.640%	$532.52	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
Parcel # xx
  The 1st and 2nd installments of county taxes for 2025 are due in the total amounts of $836.14 on xx/xx/2025 and xx/xx/2026.
The annual installment of county taxes for 2024 is paid in the amount of $866.41 on xx/xx/2025.
Parcel # xx
The 1st and 2nd installments of county taxes for 2025 are due in the total amounts of $369.5 on xx/xx/2025 and xx/xx/2026.
The annual installment of county taxes for 2024 is paid in the amount of $376.21 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $532.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $532.52 with an interest rate of 7.640%. The current UPB reflected as per the payment history is $8,304.93 and deferred balance is $9,419.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $8,304.93.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 As per the seller’s tape data, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $587.40, a rate of interest of 8.390%, and a maturity date of xx/xx/2035. The P&I as per payment history tape data is $532.52, and the rate of interest is 7.640%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the fees, compensation, and points test due to the aggregate of fees, compensation, and points exceeds X% of the loan amount financed."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL is $XX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL is $XX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA APR test due to APR calculated X.XXX% exceeds APR threshold X.XXX% under disclosed by -X.XXX%."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Not all borrowers signed TIL (Lvl X)     "The final TIL is not signed by the borrower."
																																																																																								* TIL not hand dated (Lvl X) "The final TIL is not hand-dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94338728	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$481.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$471.01	11.990%	240	xx	xx	Conventional	Fixed	Refinance	57.073%	57.073%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.500%	$245.23	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior civil judgment in favor of xx
There are three junior credit card judgments in favor of different plaintiffs, which were recorded on different dates in the total amount of XXXX
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $481.60 on xx/xx/2024 and xx/xx/2025.
The annual installment of water charges for 2025 has been delinquent in the total amount of $172.82, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $419.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $245.23 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $34,537.48. As per the comment dated xx/xx/2024, the borrower made a payment in July 2024.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $34,537.48.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the RFD is borrower illness.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $42,366.00, and the value of the collateral is $60,710.00. The unsecured portion is $0.00. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The modification agreement was made between the borrowers, xx. As per the modified term, the new principal balance is xx The monthly P&I is $245.23 with an interest rate of 3.500% beginning on xx/xx/2017 and a maturity date of xx/xx/2041. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Initial 1003_Application	xx	3: Curable	* Property is Manufactured Housing (Lvl x) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. As per the final title policy schedule B, located at “xx,” there is an exception for the affidavit of affixation recorded on xx	* Missing Initial XXXX_Application (Lvl X) "Initial XXXX is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl X)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl X) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75018588	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$11,738.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,596.76	7.160%	360	xx	xx	Conventional	ARM	Refinance	72.877%	72.877%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	731	37.874%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage (XXXXs lien contract) against the subject property, which was originated on xx
The annual combined taxes for 2024 were paid in the total amount of $11,738.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,095.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,596.76 with an interest rate of 7.160%. The current UPB reflected as per the payment history is $484,547.24.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $484,547.24.
As per tape, the property occupancy is stated as primary.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 11 months on the job as a xx
  BWR2 has 1.83 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a construction-to-permanent loan originated on xx, . According to payment history as of xx/xx/2025, the borrower is making the payment from xx/xx/2024 with a P&I of $3,596.76 and a rate of interest of 7.16%. The current UPB reflected as per the payment history is xx The modification agreement is missing from the loan file.	Hazard Insurance Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl X) "The final CD dated xx/xx/XXXX reflects an escrow holdback of $XXXK. Proof of release of escrow holdback is missing from the loan documents."	* Missing proof of hazard insurance (Lvl x) "The hazard insurance policy is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83491966	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,253.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,131.12	8.290%	360	xx	xx	Conventional	ARM	Purchase	39.709%	39.709%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	40.191%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,253.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,702.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,131.12 with an interest rate of 8.290%. The current UPB reflected as per the payment history is $148,714.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $148,714.26.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23186006	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Other	$0.00	$4,120.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,596.67	8.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	731	775	31.038%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the amount of $4,336.14 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,596.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,596.67 with an interest rate of 8.00%. The current UPB reflected as per the payment history is $214,320.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $214,320.65.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence has been found regarding litigation and contested matters.
As per tape data, the occupancy of the subject property is stated as second home.
No details pertaining to the damage to the subject property have been observed.
BWR1 & BWR2 have been SE for 6 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X) "Initial escrow account disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83175012	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,898.55	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,147.87	8.625%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $15,898.55 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,792.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,291.00 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $780,131.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $780,131.39.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The subject loan was approved under the ATR exempt loan program with no ratio.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report in the loan file is subject to completion of repairs. The available xxxxD confirms all the repairs are completed except the drywall patches. Updated xxxxD is missing from the loan documents, and the final CD does not reflect any escrow holdback amount. XXXX search shows an estimated value of $XXXX. The current UPB is $xxxK."
* Missing Initial Closing Disclosure (Lvl x)     "The initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject is a purchase case originated on xx/xx/XXXX, and the X-year SOL has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87391507	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,417.22	7.250%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,972.18 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,216.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,649.56 with an interest rate of 9.375%. The current UPB reflected as per the payment history tape is $204,144.65.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape is $204,144.65.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Subject loan closed under a no-ratio loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91777128	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,339.30	XX/XX/XXXX	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,305.00	6.650%	360	xx	xx	Conventional	Fixed	Cash Out	81.313%	81.313%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.500%	$854.07	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is one state tax lien against xx in favor of the xx.
There are two civil judgments active against xx in favor of xx.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $3,532.22 on xx/xx/2025 and xx/xx/2025.
The 3rd and 4th installments of town taxes for 2025 are due in the total amount of $3,715.46 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of town taxes for 2026 are due in the total amount of $3,623.84 on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1708.1 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $854.07 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $160,799.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $160,799.10.
As per tape data, the subject property is owner occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
The foreclosure was initiated on the loan in xx The lis pendens was filed on xx The release of lis pendens was filed on xx and recorded on xx Further details not provided.
No post-close bankruptcy record has been found.
.

Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in xx The lis pendens was filed on xx The release of lis pendens was filed on xx/xx/2021 and recorded on xx Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is xx The monthly P&I is $854.07 with an interest rate of 5.500% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-X/FCD is missing to test the compliance (Lvl X) "The property is located in xx a state that has unlimited assignee liability for high-cost loans, and the final HUD is missing to test the compliance."	* Compliance Testing (Lvl x) "Tape and review of the loan file show the final HUD-x is missing from the loan documents."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx Current UPB is $XXXK."
* Missing credit report (Lvl X)     "Credit report is missing."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14049201	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,588.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$936.51	8.350%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	XXXX	XX/XX/XXXX	XXXX	Not Applicable	4.250%	$688.50	XX/XX/XXXX	Change of Terms	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The annual installment of combined taxes for 2024 has been paid in the amount of $4,588.23 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,306.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $688.50 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $60,189.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $60,189.86.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx. The modified monthly P&I of $641.56 with an interest rate of 3.475% starting on xx/xx/2011, which will be changed in 2 steps until the new maturity date of xx/xx/2037. The rate will change in 2 steps, which end with 4.250%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal report and FMV disclosure are missing from the loan file. Per statute, the x-year SOL has expired."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl X) "Fair market value of homestead property acknowledgment is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl X)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xx The current UPB is $XXK."
* Missing credit report (Lvl X)     "Credit report is missing."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83911354	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,856.95	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,521.56	7.990%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installments of combined, city and school taxes for 2024 have been paid in the total amount of $5,791.26 on xx/xx/2024 and xx/xx/2024.
The annual installment of utility charges for 2024 has been paid in the amount of $4,065.69 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,856.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,855.48 and unable to determine the current interest rate. The current UPB reflected as per the payment history is $337,697.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $337,697.26.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The subject loan was approved under the ATR exempt loan program with no ratio.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25639982	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$1,232.15	$2,700.33	XX/XX/XXXX	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$875.23	8.250%	360	xx	xx	Conventional	ARM	Purchase	89.961%	89.961%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	30.416%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$272.69	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property that was originated on xx.
The annual installment of school taxes for 2025 is due in the amount of $2,700.33 on xx/xx/2025.
The annual installment of combined taxes for 2025 is delinquent in the amount of $1,232.15, which was due on xx/xx/2025 and is good through xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $272.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $272.69 with an interest rate of 4.000%. The current UPB as per the payment history is $37,015.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is $37,015.13.
The loan was modified on xx/xx/2020.
As per the document located at “xx,” the foreclosure was initiated on the loan in xx and the complaint was filed on xx with case #2017-05442. The judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2019. The sale was postponed to xx/xx/2019. The sale has been postponed to xx/xx/2019 due to bankruptcy filing.
According to the PACER, the borrower, xx. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the document located at “xx,” the foreclosure was initiated on the loan in xx and the complaint was filed on xx with case xx. The judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2019. The sale was postponed to xx/xx/2019. The sale has been postponed to xx/xx/2019 due to bankruptcy filing. The borrower, xx. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020.
Bankruptcy Comments:According to the PACER, the borrower, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $48,515.50, and the value of the collateral is $200,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, with the secured claim amount of $61,277.03 and the arrearage amount of $61,277.03. The debtor's objection to the allowance of the claim was filed on xx/xx/2020. The chapter 13 plan was filed on xx/xx/2019. The plan was not confirmed. The arrearage to be paid through the plan was in the amount of $20,000.00. As per the stipulation dated xx/xx/2020, the debtor and creditor have agreed to a loan modification agreement. The order on stipulation was filed on xx/xx/2020. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020.	The modification agreement was made between the borrower, xx. The monthly P&I is $272.69 with an interest rate of 4.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2040. There is no deferred balance and principal forgiven amount. The loan has been modified thrice since origination.	Final Truth in Lending Discl. HUD-1 Closing Statement	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows missing HUD. Further details not provided. Review of the file shows the available HUD is not executed properly, as the points and fees are handwritten."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "Points and fees are handwritten on the final HUD-x."
																																																																																							* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at “xx” shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx"	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39410383	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$706.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$589.93	11.244%	360	xx	xx	Conventional	Fixed	Cash Out	86.810%	86.810%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$4,365.89	5.000%	$235.20	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of the xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $706.86 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $366.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $234.41 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $11,127.16. The deferred balance is $4,365.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $11,127.16. The deferred balance is $4,365.89.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2016.
According to servicing comments dated xx/xx/2023, the subject property was damaged. Further details are not provided. Subsequent comments do not show damage.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. The monthly P&I is $235.20 with an interest rate of 5.000% beginning on xx/xx/2016 and a maturity date of xx/xx/2029. There is no principal forgiven amount.	Final Truth in Lending Discl. Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan fails the discount fee test due to fees charged, $X,XXX.XX, exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX.
The below fee was included in the test:
Loan Discount Fee paid by Borrower: $X,XXX.XX"
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final truth in lending is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is does not violate predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl X)     "The prepayment rider is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "The right of rescission is not hand-dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23748488	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,183.50	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,039.58	7.250%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC financing statement against the subject property in favor of xx.
The 1st and 2nd installments of town taxes for 2026 are due in the total amount of $8,091.75 on xx/xx/2026 and xx/xx/2026.
The 3rd and 4th installments of town taxes for 2025 are due in the total amount of $8,325.43 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $7,858.06 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,516.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,806.99 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $717,650.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $717,650.24.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl X)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Financial Literacy Education Fee paid by Lender: $XX.XX
Real Estate Commission Fee paid by Seller: $XX,XXX.XX"
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at +$X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL is expired.

Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does reflect Mortgage Broker Fee at $XX,XXX.XX. CD dated xx/xx/XXXX reflects Mortgage Broker Fee at $XX,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL is expired."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92154178	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,499.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,880.52	7.750%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	771	722	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 is due in the amount of $2,499.48 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,256.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,775.31 and interest rate is 9.375%. The current UPB reflected as per the payment history is $209,384.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $209,384.15.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is a second home.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the bona fide discount point test because it is a first lien mortgage, has a principal amount that is greater than or equal to $XX,XXX, and charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does reflect Appraisal Re-Inspection Fee at $XXX.XX. CD dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91597655	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$496.04	5.750%	360	xx	xx	Conventional	Fixed	Purchase	25.000%	25.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Secondary	Yes	Yes	No	773	749	49.205%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op. According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a recorded UCC mortgage against the subject property in favor of xx.
No active judgments or liens have been found.
The annual installment of borough taxes for 2025 is exempt.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $496.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $496.04 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $83,335.77	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $83,335.77.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.75 years on the job as a xx
BWR2 has 6 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "Loan failed the late fees test due to the late fee charged of x.xxx%, exceeding the fee threshold of x.xxx% by x.xxx%."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test.
Initial LE dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx.
Initial LE dated xx/xx/xxxx does not reflect Appraisal. Final CD dated xx/xx/xxxx reflects Appraisal at $xxx.xx.
This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/xxxx and the x-year SOL has expired."
* Intent to Proceed Missing  (Lvl x)     "Intent to proceed is missing from the loan documents."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl x) "The subject loan originated on xx/xx/xxxx with a maturity date of xx/xx/xxxx. As per the lease agreement located at “xx,” the ground lease is held by xx., and the leasehold expires on xx/xx/xxxx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Not Covered	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5582625	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,865.09	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,908.73	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	752	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one XXXX’s lien against the subject property in favor of xx.
The first installment of county taxes for 2024 has been paid in the amount of $1,432.55 on xx/xx/2024.
The second installment of county taxes for 2025 has been paid in the amount of $1,432.54 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,354.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,908.73 with an interest rate of 7.500%. The current UPB as per the payment history is $410,821.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is $410,821.88.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per tape data, the subject property occupancy is second home.
No details pertaining to the damage to the subject property have been observed.
BWR has 7 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Intent to Proceed Missing (Lvl X) "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1645105	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$4,598.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,204.72	7.350%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	633	576	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,598.29 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,304.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,204.72 with an interest rate of 7.350%. The current UPB reflected as per the payment history is $204,162.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $204,162.15.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal report and FMV disclosure are available in the loan file."	* Home Equity Consumer Disclosure is missing from the loan file (Lvl X) "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl X)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl X)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl X)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97659407	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$2,995.65	$6,590.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$1,101.27	7.340%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	622	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.100%	$531.85	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage originated on xx.
There is a junior mortgage originated on xx.
There is a credit card judgment against the borrower in favor of xx.
The 1st installment of town taxes for 2024 is delinquent in the amount of $2,995.65, which is good through xx/xx/2025.
The 1st installment of other taxes for 2024 has been paid in the amount of $599.13 on xx/xx/2025.
The 2nd installment of town taxes for 2024 is due in the amount of $2,995.65 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,293.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $757.78 with an interest rate of 4.000%. The current UPB is $194,669.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $194,669.98.
As per the collection comment dated xx/xx/2024, the subject property has damages. Unable to determine the type of damage and the estimated cost of repair. No comments have been found regarding the repairs have been completed or not.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
According to the PACER, the borrower,xx. The BK was dismissed on xx/xx/2008 and terminated on xx/xx/2009.
As per the collection comment dated xx/xx/2024, the reason for default is borrower’s death.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $156,516.00, and the value of the collateral is $261,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, with the secured claim amount of $183,520.74 and the arrearage amount of $27,156.62. The Chapter 13 plan was filed on xx/xx/2008. The debtor shall pay $50.00 each month for 12 months and a lump sum of $17,584.44. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2008 and terminated on xx/xx/2009.	The step modification agreement was signed between the borrower, xx. The modified monthly P&I of $531.85 with an interest rate of 2.100% starting on xx/xx/2024, which will be changed in 4 steps until the new maturity date of xx/xx/2064. The rate will change in 4 steps, which end with 5.500%. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx The current UPB is $XXXK."
* Missing Initial XXXX_Application (Lvl X)     "The initial XXXX is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54270484	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$939.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,595.89	7.790%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	816	Not Applicable	23.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $882.71 on xx/xx/2024.
The annual school taxes for 2024 have been paid in the amount of $56.81 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,595.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,595.89 with an interest rate of 7.790%. The current UPB reflected as per payment history is $493,269.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $493,269.43.
As per the seller’s tape, the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl X) "The original note is missing. The lost note affidavit is not available in the loan file. Also, the loan was not modified."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan failed the TRID disclosure dates and method of delivery validation test. This loan contains either a Revised Loan Estimate Receipt Date that is the same day as the Revised Loan Estimate Delivery Date, or the Initial Closing Disclosure Receipt Date that is the same day as the Initial Closing Disclosure Delivery Date, or the Revised Closing Disclosure Receipt Date that is the same day as the Revised Closing Disclosure Delivery Date.

The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects an appraisal fee at $XXX.XX and an attorney's fee (closing agent and other title services) at $XX.XX & a credit report fee of $XX.XX & a flood certification—single charge or life of loan. $X.XX & Verification of Employment [Custom Fee] $XX.XX. CD dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX and Attorney's Fee (Closing Agent and Other Title Services) at $XX.XX & Credit Report Fee $XX.XX & Flood Certification—Single Charge or Life of Loan $X.XX & Verification of Employment [Custom Fee] $XX.XX This is an increase in fee of $X,XXX.XX for charges that cannot increase.

																																																																																								Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and the recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects the sum of Section C and the recording fee at $XXX.XX. This is a cumulative increase of $XXXX.XX for charges that in total cannot increase more than XX% per test."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48012992	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,473.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,635.55	8.490%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	776	Not Applicable	41.510%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
Parcel # xx
The annual installments of combined taxes for 2024 have been paid in the amount of $6,607.33 on xx/xx/2024.
Parcel # xx
The annual installment of combined taxes for 2024 has been paid in the amount of $5,866.05 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,078.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,635.55 with an interest rate of 8.49000%. The current UPB reflected as per the payment history is $722,579.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $722,579.87.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR 1 has 17.33 years on the job as xx
BWR 2 has 8.33 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the credit report and flood certification fee. CD dated xx/xx/XXXX reflects a credit report and a flood certification fee at $XX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97425381	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,455.83	7.250%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	783	773	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,888.92 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,159.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,952.13 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $353,961.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $353,961.44.
As per tape data, the subject property is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl X) "Subject loan is a purchase case. Final CD dated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49768537	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,069.67	7.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,993.78 on xx/xx/2024.
The water/sewer charges are delinquent in the amount of $24.02, which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,300.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,425.91 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $290,410.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $290,410.85.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan closing as a no ratio loan program.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX reflect Points - Loan Discount fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects Points - Loan Discount fee at +$X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/XXXX and the SOL is X year."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d). (HPML)"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40909160	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$1,075.89	$992.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$382.26	8.851%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $381.60 on xx/xx/2025.
The annual installment of school taxes for 2025 is due in the amount of $992.14 on xx/xx/2025.
The annual installment of combined taxes for 2025 is delinquent in the amount of $1,075.89, which was due on xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $382.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $382.26 with an interest rate of 8.851%. The current UPB as per the payment history is $1,014.82, and the deferred principal balance is $11,411.20.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is $1,014.82, and the deferred principal balance is $11,411.20.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xx The current UPB is $XXK."
* ComplianceEase State Regulations Test Failed (Lvl X)     "The loan failed the interest rate test, as the interest rate charged of X.XXX% exceeds the interest rate threshold of X.XXX% over by +X.XXX%."
* GSE Points and Fees Test Violations (Lvl X)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6464040	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$564.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$894.12	9.840%	360	xx	xx	Conventional	Fixed	Refinance	98.356%	98.356%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property that was originated on xx
There are two prior credit card judgments against the borrower in favor of the xx
There is an active junior credit card judgment against the borrower in favor of xx
The first and second installments of county taxes for 2024 have been paid in the amount of $564.42 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,007.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $893.14 with an interest rate of 9.840%. The current UPB reflected as per the payment history is $76,903.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $76,903.92.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
According to the PACER, the borrower, xx. The BK was discharged on xx/xx/2014 and terminated on xx/xx/2014.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $99,359.61, and the value of the collateral is $47,100.00. The unsecured portion is $52,259.61. The BK was discharged on xx/xx/2014 and terminated on xx/xx/2014.	The subject is a conventional fixed-rate mortgage with a P&I of $894.12, a rate of interest of 9.840%, and a maturity date of xx/xx/2038. The P&I as per payment history tape data is $893.14, and the rate of interest is 9.840%. There is a difference in P&I with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2013. The modification agreement is missing from the loan file.

Initial 1003_Application	xx	4: Unacceptable	* Property is Mobile Home (Lvl X) "Home is not affixed. As per the appraisal report, which is located at "xx," the subject property type is a modular home, and the tape data shows the subject property type is a mobile home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Missing Initial xxxx_Application (Lvl x) "Initial xxxx is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge disclosed on the final TIL is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX.
																																																																																								The loan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90640191	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$29,924.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,009.07	5.840%	360	xx	xx	Conventional	Fixed	Purchase	45.946%	45.946%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	796	24.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $29,924.75 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,061.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,009.07 with an interest rate of 5.840%. The current UPB reflected as per the payment history is $811,430.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $811,430.80.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 5 months on the job as a xx, BWR1 had 10.91 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl X) "Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of $XXX.XX. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78136109	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,162.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,600.32	8.390%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	743	751	41.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,162.98 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,173.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,600.32 with an interest rate of 8.390%. The current UPB reflected as per the payment history is $206,551.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $206,551.50.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as a chiropractor for 7.5 years and xx
BWR2 has been SE as a rolfer for 7.50 years and at xx
BWR3 has been SE for 6.91 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The appraisal report shows the subject is a condotel unit in the Mercer project. The project has amenities like an HOA lounge with a bar, a game area, a community pool, a lounge, and professional offices/services. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10762867	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Not Applicable	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,999.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,168.89	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	89.315%	89.315%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	657	59.565%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$1,153.99	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two state tax liens against the borrower, xx, in the total amount of $XXXX in favor of the xx
The first installment of county taxes for 2024-2025 has been paid in the amount of $3,999.89 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,387.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,153.99 with an interest rate of 3.000%. The current UPB as per the payment history is $306,189.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is $306,189.75.
The loan was modified on xx/xx/2021.
According to the PACER, the borrowers, xx. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
As per the comment dated xx/xx/2023, the roof damage has been fixed. Further details have not been provided.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrowers, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $322,973.00 and the value of the collateral is $288,000.00. The unsecured portion is $34,973.00. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.	The modification agreement was made between the borrowers, xx. The monthly P&I is $1,153.99 with an interest rate of 3.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl X) "The mortgage insurance certificate is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93567635	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,256.35	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,775.11	8.250%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024/2025 has been paid in the amount of $4,621.41 on xx/xx/2025.
The 2nd installment of county taxes for 2024/2025 is due in the amount of $4,634.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,947.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,997.06 with an interest rate of 9.375%. The current UPB is $495,562.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $495,562.08.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl X) "The subject loan is purchase case. Final CD dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX.
Loan estimate dated xx/xx/XXXX does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX.This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72509920	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,619.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,392.69	6.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	35.466%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$7,032.64	3.750%	$826.31	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two junior state tax liens against the borrower in favor of xx in the total amount of $XXXX, which were recorded on xx/xx/2014 and xx/xx/2014.
There are two junior liens (1 hospital and 1 credit card) against the borrower in favor of “different plaintiffs” in the total amount of $XXXX, which was recorded on xx/xx/2019 and xx/xx/2019.
There is one junior notice of federal tax lien against the borrower in favor of the xx
The annual county taxes for 2024 have been paid in the amount of $3,619.96 on xx/xx/2024.
The annual sewer charges for 2024 are delinquent in the amount of $42.50, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,345.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $826.31 with an interest rate of 3.750%. The current UPB reflected as per payment history is $190,353.32. The deferred balance is $7,032.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $190,353.32. The deferred balance is $7,032.64.
The loan was modified on xx/xx/2019.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $198,881.00, and the value of the collateral is $255,000.00. The unsecured portion is $0.00. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.	The modification agreement was made between the borrower, xx. The monthly P&I is $826.31 with an interest rate of 3.750% beginning on xx/xx/2019 and a maturity date of xx/xx/2069. There is a deferred balance in the amount of $7,032.64 and no principal forgiven amount. The interest-bearing principal balance is $205,280.00.	Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "The loan failed the state regulations for the first lien prohibited fees test. The below fees were included in the test: Underwriting fee: $XXX."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The ROR document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40971122	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,380.85	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,413.33	$1,773.25	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	678	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$67,046.61	5.500%	$789.72	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 junior mortgages active against the subject property the first was in favor of xx
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of $3,380.85 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are paid in the total amount of $3,263.18 on xx/xx/2024 and xx/xx/2024.
The annual utility charges for 2025 are due in the amount of $25.74 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,337.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $789.72 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $148,036.87 and deferred balance is $67,046.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $148,036.87.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
According to the PACER, the borrower, xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $215,000.00 and the value of the collateral is $180,336.00. The unsecured portion is $34,664.00. The POC was filed by the creditor, xx, with the secured claim amount of $227,250.36 and the arrearage amount of $27,243.62. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2019. The debtor shall pay $519 for 60 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.	The modification agreement was made between the borrower, xx. The monthly P&I is $789.72 with an interest rate of 5.500% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is deferred balance in the amount of $67,046.61. Interest bearing amount is $153,114.68.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58984753	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$430.97	9.162%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$1,222.07	7.125%	$410.52	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx The prior mortgage was originated on xx
For Parcel # xx
The annual installment of combined taxes for 2024 was exempted on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $482.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $410.52 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $40,996.58.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $40,996.58.
As per tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. The monthly P&I is $410.52 with an interest rate of 7.125% beginning on xx/xx/2018 and a maturity date of xx/xx/2038. There is no deferred balance and principal forgiven amount.	Credit Report Flood Certificate Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows subject loan is TXxxAx. Appraisal report is missing from the loan file. FMV disclosure is available."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan file. XXXX search shows an estimated value of xx Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl X)     "Flood certification document is missing from the loan documents"
																																																																																								* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand dated by the BWR."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7874911	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,205.46	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,905.66	7.750%	360	xx	xx	Conventional	Fixed	Refinance	66.500%	66.500%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	683	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of $2,205.46 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,330.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,905.66 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $264,265.99.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $264,265.99.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the occupancy of the subject property is stated as investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Prepayment Penalty Rider	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the defect as credit. Further details are not provided." Subject approved using DSCR."
* Missing required x-x family rider (Lvl x)     "The x-x family rider is missing from the loan documents."
																																																																																							* Prepayment Rider Missing (Lvl x) "Prepayment rider missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5764469	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,746.66	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	687	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property originated on xx
The annual installment of county taxes for 2024 has been exempted.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,922.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,746.66 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $1,020,855.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $1,020,855.55.
As per tape data the subject property occupancy stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Prepayment Penalty Rider	xx	3: Curable		* Prepayment Rider Missing (Lvl x) "The prepayment rider is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12620660	xx	xx	XXXX	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$33,190.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$18,941.16	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	59.313%	59.313%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	702	723	44.844%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $33,190.92 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $18,941.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $18,941.16 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $2,826,147.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $2,826,147.20.
No details pertaining to the damage to the subject property have been observed.
  As per the seller's tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 13.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Subject is under construction and XXXXD dated xx/xx/XXXX shows installation of the door handle, elevator, and outdoor kitchen countertop is still pending. The estimated cost to cure is not available in the loan file. An updated XXXXD or completion certificate is missing from the loan file. and the final CD does not reflect the escrow holdback amount. XXXX search shows an estimated value of $XXXX. Current UPB is $X.XM."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl x) "Subject loan is TXxxAx. FMV disclosure is missing from the loan file. Appraisal in file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl x)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "The AUS/DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "The final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74491985	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,196.99	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,114.29	7.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	No	No	801	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024-2025 has been paid in the amount of $5,196.99 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,772.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,114.29 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $428,444.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $428,444.41 No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per tape, the subject property is owner-occupied. BWR has been SE for 10 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test. This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan fails qualified mortgage points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Processing Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Processing Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the Dual Broker Compensation Test. (XX CFR §XXXX.XX(d)(X))
This loan has borrower paid broker compensation of $X,XXX.XX and broker compensation paid by another party of $XX,XXX.XX.
This loan contains compensation to the broker from both the borrower and lender for loan origination activities. If any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction for loan origination activities.

Exception downgraded to LVL X:

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X))an APR calculated at X.XX% exceeds the APR threshold of X.XX% by +X.XX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12157318	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,006.37	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,335.04	8.375%	480	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	683	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual installment of county taxes for 2024 has been paid in the amount of $5,006.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,335.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,335.04 with an interest rate of 8.375%. The current UPB is $183,909.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $183,909.07.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Condo/PUD Rider Prepayment Penalty Rider	xx	3: Curable	* Condo / PUD rider Missing (Lvl x) "The PUD rider is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Subject loan is NOO and approved using DSCR. The tape shows the defect related to credit. Further details not provided."
* Missing required x-x family rider (Lvl x)     "x-x Family rider is missing from the loan documents."
																																																																																							* Prepayment Rider Missing (Lvl x) "The prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82566812	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,540.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,887.75	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	60.575%	60.575%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	764	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first, second, third, and fourth installments of county taxes for 2024 have been paid in the total amount of $1,542.86 on different dates. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,887.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,887.75 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $258,531.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $258,531.08. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Prepayment Penalty Rider	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Subject loan is NOO and approved using DSCR. The tape shows the defect related to credit. Further details not provided."
* Missing required x-x family rider (Lvl x)     "The subject is NOO. x-x family rider is missing from the loan documents."
																																																																																							* Prepayment Rider Missing (Lvl x) "Prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53327254	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,986.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,957.25	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	66.879%	66.879%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	692	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,827.33 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,401.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,998.18 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $291,045.89.

Collections Comments:According to the servicing comments, the current status of the loan is active performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $291,045.89.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Prepayment Penalty Rider	xx	3: Curable	* Missing proof of hazard insurance (Lvl x) "The hazard insurance policy is missing from the loan documents."
* Note data is missing or inaccurate (Lvl x)     "The subject mortgage was originated on xx. The note addendum is missing from the loan file."
																																																																																							* Prepayment Rider Missing (Lvl x) "Prepayment rider missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7646125	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$4,627.45	$2,202.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,896.89	7.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 are delinquent in the total amount of $4,627.45, which were due on and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,991.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,896.89 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $266,209.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $266,209.20.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial 1003_Application Transmittal (1008)	xx	3: Curable	* Missing credit report (Lvl x) "Credit report missing from the loan file."
* Missing Initial xxxx_Application (Lvl x)     "Initial application is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3309674	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,477.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,096.60	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	65.789%	65.789%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county school taxes for 2024 has been paid in the amount of $7,109.34 on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of $3,368.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,096.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,096.60 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $434,576.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $434,576.61.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO and was approved using DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	3: Curable		* Missing credit report (Lvl x) "Credit report is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36570682	xx	xx	XXXX	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,698.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,603.11	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	40.171%	40.171%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	Yes	769	778	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual installment of county taxes for 2024 was paid in the amount of $ 9,310.96 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,008.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,603.11 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $233,116.17.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $233,116.17.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to the updated title report dated xx/xx/2025, there is a notice of commencement filed in xx , against the subject property xx for removal and repairs of storm damages, floors, cabinets, outlets, and hot water tanks, which was recorded on xx/xx/2025. The amount is not mentioned in the supportive document. The file does not show completion. CCs do not show damage.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Prepayment Penalty Rider	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the defect related to the property. Appraisal is as is with an appraised value of xx XXXX search shows an estimated value of xx The current UPB is $xxxK."
																																																																																							* Prepayment Rider Missing (Lvl x) "Prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7976873	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,593.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,409.59	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	763	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of $5,796.52 on xx/xx/2025.
The 2nd installment of combined taxes for 2025 has been paid in the amount of $5,796.82 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,651.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,409.59 with an interest rate of 9.00%. The current UPB reflected as per the payment history is $421,106.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $421,106.23.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject is NOO, and the tape shows the defect as credit. Further details not provided. The subject loan originated on xx	* Missing proof of hazard insurance (Lvl X) "Evidence of hazard insurance is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32417838	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,642.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,953.29	8.250%	360	xx	xx	Conventional	ARM	Refinance	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	681	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property that was originated onxx
There are 4 prior civil judgments against the borrower in favor of multiple plaintiffs for the total amount of $XXXX recorded on xx/xx/2016, xx/xx/2017, xx/xx/2019, and xx/xx/2022.
The first and second installments of town taxes for 2025 have been paid in the amount of $4,642.52 on xx/xx/2024 and xx/xx/2025.
The water/sewer charges for 2025 are delinquent in the amount of $64.49 on xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,955.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,955.74, and the interest rate is 8.250%. The current UPB reflected as per the payment history is $258,256.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $258,256.41.
As per the comment dated xx/xx/2025, the subject property is tenant occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Missing required X-X family rider (Lvl X) "The subject is NOO. X-X family rider is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl X) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56412511	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	$0.00	$23,824.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$14,849.94	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	69.565%	69.565%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	750	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two code violation liens against the subject property in favor of the xx
There is one state tax lien against the borrower in favor of the xx.
The annual installment of county taxes for 2024 has been paid in the amount of $22,871.33 on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $17,158.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $14,849.94 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $1,983,701.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $1,983,701.58.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Notice of Servicing Transfer Prepayment Penalty Rider	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the defect as credit. Further details are not provided. Subject approved using DSCR."
* Missing required x-x family rider (Lvl x)     "The subject is NOO. x-x family rider is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Prepayment Rider Missing (Lvl x) "Prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6348283	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,524.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,345.88	$6,942.31	7.375%	360	xx	xx	Conventional	Fixed	Refinance	56.129%	56.129%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	Yes	749	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $6,762.20 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $6,762.20 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,647.46 (interest only), which was applied for the due date of xx/xx/2025. The current monthly payment is $5,346.88 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $870,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $870,000.00.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Subject loan is NOO and was approved using DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The subject loan is NOO. The tape shows the defect as credit. Further details are not provided. Subject approved using DSCR."	* Settlement date is different from note date (Lvl X) "Final CD reflects closing date as xx/xx/XXXX. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/XXXX. Note date is xx/xx/XXXX."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55698977	xx	xx	XXXX	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,657.53	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,277.93	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	736	736	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,657.53 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,277.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,277.93 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $175,257.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $175,257.11.
As per the seller’s tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO and was approved using DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows defect at credit. Subject was approved using DSCR."
																																																																																							* Missing proof of hazard insurance (Lvl x) "Hazard insurance is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16642756	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$702.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,125.00	7.500%	360	xx	xx	Commercial	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	740	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual first installment of county taxes for 2024 has been paid in the amount of $351.37 on xx/xx/2025.
The annual second installment of county taxes is due in the amount of $351.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,624.93 (PITI), which was applied for the due date of xx/xx/2025. The current monthly payment is in the amount of $1,125.00 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $180,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is $180,000.00.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject loan is NOO and approved using DSCR. The tape shows the defect related to credit. Further details not provided."		* Settlement date is different from note date (Lvl 1) "Settlement date is xx/xx/2024 and note date is xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3749235	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Not Applicable	xx	xx	No	No	Not Applicable	First	$973.92	$500.50	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,643.87	7.125%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	762	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $500.50 on xx/xx/2024 and xx/xx/2025. The water/sewer charges for 2024 are due in the amount of $973.92, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,734.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,643.87 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $242,201.62.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is $242,201.62.
As per tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO, and BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject loan is NOO and approved using DSCR. The tape shows the defect related to credit. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37448116	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,778.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,971.28	$3,729.84	7.990%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	745	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens found.
The 1st installment of town taxes for 2025 has been paid in the amount of $2,694.61 on xx/xx/2025.
The 2nd installment of town taxes for 2025 has been paid in the amount of $2,694.60 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,944.20 (Interest only), which was applied for the due date of xx/xx/2025. The current P&I is $2,971.28 with an interest rate of 7.990%. The current UPB is $446,250.00.
The loan has an interest-only period for 120 months.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $446,250.00.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner-occupied.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Subject is NOO, and the tape shows the defect as credit. Further details not provided. The subject loan originated on xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53801688	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,626.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,275.21	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	74.167%	74.167%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	762	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st installment of county taxes for 2025 has been paid in the amount of $1,626.00 on xx/xx/2025. The 2nd installment of county taxes for 2025 is due in the amount of $1,626.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,587.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,275.21 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $176,839.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $176,839.70. Unable to determine the reason for default. As per the tape, the subject property occupancy is stated as an investor. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject loan is NOO and approved using DSCR. The tape shows the defect related to credit. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39335322	xx	xx	XXXX	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,599.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,248.44	$4,101.95	7.875%	360	xx	xx	Commercial	Fixed	Refinance	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	727	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $2599.42 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,586.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,248.44 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $495,000.00. There is an interest-only period of 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $495,000.00.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO and was approved using DSCR.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The subject loan is NOO. The tape shows the defect as a credit. Further details are not provided. Subject approved using DSCR."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24556403	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,113.00	XX/XX/XXXX	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.73	5.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$41,863.64	5.375%	$1,021.31	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st annual installment of county taxes for 2024 has been paid in the amount of $3,556.50 on xx/xx/2025.
The 2nd annual installment of county taxes for 2024 is due in the amount of $3,556.50 on xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,854.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,021.31 with an interest rate of 5.3750%. The current UPB reflected as per the payment history is $201,086.02 and deferred balance $41,863.64.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $201,086.02.
As per the comment dated xx/xx/2025, the RFD is illness of the borrower.
As per the comment dated xx/xx/2024, the foreclosure referred to an attorney. The FC is on hold due to loss mitigation. The borrower was offered a trial payment that began on xx/xx/2025 and ran until xx/xx/2025.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 16.58 years on the job as a xx
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure referred to an attorney. The FC is on hold due to loss mitigation. The borrower was offered a trial payment that began on xx/xx/2025 and ran until xx/xx/2025.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx. The monthly P&I is $1,021.31 with an interest rate of 5.3750%, beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is deferred balance in the amount of $41,863.64 and interest bearing amount is $201,325.63. The loan has been modified once since origination.	Affiliated Business Disclosure Transmittal (1008)	xx	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48913312	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$718.22	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,886.14	6.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	38.613%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $689.49 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,439.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,886.14 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $288,101.49.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $288,101.49.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 3.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx reflects transfer taxes at $x,xxx.xx. The CD dated xx/xx/xxxx reflects transfer taxes at $x,xxx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase originated on xx/xx/xxxx, and the SOL is x year."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows the subject loan closed with another FHA mortgage on the REO property and does not meet any policy exemptions. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57141383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$8.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,200.43	6.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	608	641	39.905%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one prior state tax lien against the borrower in favor of thexx.
There is one prior civil judgment against the borrower in favor of xx.
The annual installment of county taxes for 2024/2025 has been paid in the amount of $8.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,712.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,200.43 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $342,117.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $342,117.18.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the subject property is owner-occupied.
Unable to determine reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 receives xx
BWR2 receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "The loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeding the fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx

The loan failed the qualified mortgage lending policy points and fees test due to fees charged, $x,xxx.xx, exceeded the fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* Loan does not conform to program guidelines (Lvl x)     "As per the seller’s tape, the loan is uninsurable due to an unpaid judgment in the amount of $x,xxx.xx. No further details are available."
* MI, FHA or MIC missing and required (Lvl x)     "The FHA mortgage insurance certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl x)     "The loan failed the FHA QM rebuttable presumption test due to fees charged: $x,xxx.xx; fees threshold: $x,xxx.xx; over by +$xxx.xx. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows subject loan closed without documenting evidence of payoff for an unpaid judgment of $X,XXX. Further details not provided. Lender defect. The subject loan originated on xx
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "The loan failed the FHA QM safe harbor loan test due to the APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% over by X.XXX%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
257512	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,490.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,502.08	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	709	46.812%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,164.00 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $326.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,103.95(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,502.08 and the interest rate is 6.625%. The current UPB reflected as per the payment history is $542,493.90.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $542,493.90.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.08 years on the job as a xx, BWR2 had 8 months on the job as a xx. Prior to this, BWR2 had 2.75 years on the job as xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx Tape shows BWR was not employed at closing. Revised DTI is XX%. Further details not provided. BWR defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40510372	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,983.85	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,207.37	7.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	45.504%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,021.24 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $962.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,572.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,207.37 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $169,829.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $169,829.35.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.33 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed debt. Revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX and the X-year SOL is active. BWR has X.XX years on the job as a xx
																																																																																								* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14276928	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	$8,625.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,236.23	6.500%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	582	56.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a notice of assessment (PACE lien) against the subject property in favor of the xx.
There is one prior civil judgment against the borrower in favor of xx.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $8,625.36 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,076.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,236.23 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $511,543.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $511,543.14.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.

BWR1 has 2 years on the job as a xx
BWR2 has 4 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows the BWRX credit report was not obtained, and the revised DTI could not be determined. Further details not provided. Lender defect. The subject loan originated on xx	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase xx% tolerance test. Initial LE dated xx/xx/xxxx reflects Recording Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Recording Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "FHA mortgage insurance certificate is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report in the loan file is subject to providing a building permit for the detached garage, and the photo addendum reflects that the kitchen renovation is not finished. The estimated cost of repairs is not available, and the final CD does not reflect escrow holdback. XXXXD is missing from the loan documents. Seller provided the garage permit. Downgraded to LVLX."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34784735	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,428.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$697.47	7.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	47.191%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 has been paid in the amount of $714.02 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $714.02 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $961.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $697.47 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $98,353.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $98,353.96.
As per the seller’s tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 20 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for XX years at xx"
* Compliance Testing (Lvl X)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $X,XXX.XX Exceeds Fees threshold of $X,XXX.XX Over by +$XXX.XX.
The below fees were included in the test:
Lender Fee paid by Borrower: $X,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX"
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee, Lender Fee and Tax Service Fee. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at +$X,XXX.XX, Lender Fee at +$X,XXX.XX and Tax Service Fee at +$XX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL is expired."
* GSE Points and Fees Test Violations (Lvl X)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $X,XXX.XX Exceeds Fees threshold of $X,XXX.XX Over by +$XXX.XX.

The below fees were included in the test:
Lender Fee paid by Borrower: $X,XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX"
																																																																																								* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39114225	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$692.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,930.50	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	781	777	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $692.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,120.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,930.50 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $265,882.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $265,882.33.
As per the tape, the subject property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx, and annual payments (debt service) are $xx,xxx.xx, and the debt service coverage ratio (DSCR) is x.xx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan closed with a DSCR of x.xx, which is less than x and is not eligible for cash-out refinance with xx LTV. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73509101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,925.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,567.56	6.875%	360	xx	xx	Conventional	Fixed	Refinance	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	704	23.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $2,925.08 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $2,925.08 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,305.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,567.56 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $237,606.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $237,606.12.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 3.50 years on the job xx
BWR2 has 2.51 years on the job xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan LTV of xx exceeds the maximum LTV of xx for loans owned in whole or in part or securitized by Freddie Mac, and the subject loan was not previously owned by Freddie Mac. Further details not provided."	* ROR not hand dated by borrower(s) (Lvl X) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82105531	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,650.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$840.98	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	750	805	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,650.25 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,063.43(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $840.98 and the interest rate is 6.375%. The current UPB reflected as per the payment history is $133,652.00.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $133,652.00.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 16.66 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl x) "The tape shows the subject loan is not eligible for sale to Freddie Mac, as the subject condo project has a total of xx units, and only x units were sold and x are under contract. Further details not provided. XXXX search shows an estimated value of xx Current UPB $xxxK."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33222394	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$546.34	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,706.58	8.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	26.969%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The 1st installment of county taxes for 2024/2025 has been paid in the amount of $273.17 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 has been paid in the amount of $273.17 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the borrower did not start the first payment of the loan. The current P&I is $2,706.58 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $352,000.00.	Collections Comments:The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the current P&I is $2,706.58 with an interest rate of 8.500%. The current UPB is $352,000.00.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner occupied.
BWR has been SE for 2 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject is an HPML loan. Infinity compliance report shows the loan failed HPML tests."	* Cash out purchase (Lvl X) "Subject is purchase case. Final CD reflects cash to in the amount of $X,XXX.XX."
* Higher Price Mortgage Loan (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d). Tape shows same.

Loan failed the CA AB XXX higher-priced mortgage loan test (CA AB XXX, California Financial Code Division X.X XXXX(a)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80775020	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,127.77	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,073.82	7.250%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	786	797	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,127.77 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, with the first payment date being xx/xx/2025. The borrower did not start the first payment of the loan. According to payment history tape data as of xx/xx/2025, the current P&I is $2,073.82 with an interest rate of 7.250%. The current UPB reflected as per the payment history tape data is $304,000.00.	Collections Comments:According to payment history tape data as of xx/xx/2025, the current P&I is $2,073.82 with an interest rate of 7.250%. The current UPB reflected as per the payment history tape data is $304,000.00.
As per the tape data, the subject property occupancy is investor.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Subject loan is commercial. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Property is Commercial Prop (Lvl X) "Tape and review of the appraisal report shows that the subject property is being utilized as a halfway and recovery house. In accordance with program guidelines, boarding houses and mixed-use properties are ineligible. The borrowers are leasing the property to a business entity. Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as-is. The improvement and the photo addendum of the appraisal report show cracks on the exterior walls. The estimated cost to cure is not available in the loan documents. xxxxD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47322161	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,371.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$353.36	5.990%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	811	788	16.257%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2025 have been due in the total amount of $2,371.16 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $650.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $353.36 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $56,308.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $56,308.52.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

BWR2 receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value of xx The current UPB is $xxK."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "The loan failed the charges that cannot increase X% tolerance test. The loan estimate (LE) dated xx/xx/XXXX reflects a credit report fee of $XXX.XX and a state tax/stamp of $X.XX. The closing disclosure (CD) dated xx/xx/XXXX reflects a credit report fee of $XXX.XX and state tax/stamps of $XXX.XX. This represents an increase in fees of $XXX.XX for charges that cannot increase. A valid change of circumstance (COC) for the increase in fee is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34315304	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	Second	$0.00	$2,424.70	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$326.28	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	59.417%	59.417%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.805%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $2,759.06 on xx/xx/2025 and xx/xx/2025.
The 1st installment of combined taxes for 2024 has been partially paid in the amount of $1,045.17 on xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $326.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $326.28 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $44,843.11.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $44,843.11.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by owner.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Hazard Insurance Origination Appraisal	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject was closed without an appraisal report. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx The current UPB is xxK."
* Compliance Testing (Lvl x)     "Tape shows the initial LE was not provided within x business days of application. Further details not provided. Review of the file shows the initial LE was provided to the borrower within x business days of application. Infinity CE is not failing any delivery and timing tests."
* Missing Appraisal (Lvl x)     "Appraisal document is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																																																																																							* Missing proof of hazard insurance (Lvl x) "Hazard insurance is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24721209	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$8,838.25	XX/XX/XXXX	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,594.17	4.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	641	Not Applicable	36.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior partial claim mortgage against the subject property originated on xx
The annual combined taxes for 2024 have been paid in the amount of $8,484.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,747.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,594.17 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $293,861.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $293,861.84.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per UT dated xx/xx/2025, the foreclosure was initiated on this loan in xx As per the document located at xx, the FC was voluntarily dismissed by the subject lender, and the lis pendens has been released on xx/xx/2023.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2023, the property is owner-occupied.
BWR has 3 years on the job xx
Foreclosure Comments:As per UT dated xx/xx/2025, the foreclosure was initiated on this loan in xx As per servicing comment dated xx/xx/2023, the foreclosure was on hold due to loss mitigation. The lis pendens located at xx was filed on xx/xx/2012 and recorded on xx/xx/2022. As per the document located at xx, the FC was voluntarily dismissed by the subject lender and the lis pendens has been released on xx/xx/2023.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows LNIB. Further details not provided."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29681529	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,481.21	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,049.00	6.625%	360	xx	xx	Conventional	Fixed	Purchase	76.190%	76.190%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	769	801	49.343%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the total amount of $5,261.96 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,880.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,049.00 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $315,921.97.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $315,921.97.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was not modified.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 10 years on the job xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan closed with PIW and PIW disclosure signed by the BWR is missing from the loan documents. XXXX search shows an estimated value of xx Current UPB $xxxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows rental income miscalculation, as the rental income from departure REO was used in qualifying income. The revised DTI is XX.XX%. Lender defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94318657	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,252.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,552.44	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	49.324%	49.324%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	684	42.505%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 2nd installment of combined taxes for 2024 is due in the total amount of $7,126.38 on xx/xx/2025.
The 1st installment of combined taxes for 2024 was paid in the amount of $7,126.38 on xx/xx/2025
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,552.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,552.44 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $248,896.29.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $248,896.29.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 4.58 years on the job axx.
BWR 2 has 4.66 years on the job xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape and file show the subject loan closed with PIW and was eligible for Value Acceptance + PDR, and the PDR report was not documented by the lender. Further details not provided. XXXX search shows an estimated value of xx Current UPB $xxxK."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx/xx/xxxx does reflect Points—Loan Discount Fee at $x,xxx.xx. The CD dated xx/xx/xxxx reflects Points—Loan Discount Fee at $x,xxx.xx. This is an increase in fees of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees, recording fees, and property taxes at $x,xxx.xx. Due to the CD dated xx/xx/xxxx, the sum of Section C fees, recording fees, and property taxes is +$x,xxx.xx. This is a cumulative increase of $x,xxx.xx for charges that in total cannot increase more than xx% in the test. COC for the increase in fee is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan document."
																																																																																							* Missing Required Disclosures (Lvl x) "The settlement services provider list is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59825206	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,880.81	7.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	100.395%	Full Documentation	Yes	XXXX	xx	35.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	763	Unavailable	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property that was originated on xx.
The current tax status is to follow.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,586.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,880.81 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $415,493.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $415,493.46.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 4 months on the job xx
BWR2 has 6.25 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Transmittal (1008)	xx	3: Curable	* XXXX TRID Tolerance Test is Incomplete (Lvl x) "TRID tolerance test is incomplete as initial CD is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows appraisal delivery requirements not being met on the subject loan, and it was not delivered x days prior to closing. Review of the file shows the appraisal was delivered on xx/xx/xxxx, and the subject loan closed on xx/xx/xxxx. Further details not provided. XXXX search shows an estimated value of xx Current UPB is $xxxK."
* Missing Initial Closing Disclosure (Lvl x)     "Initial CD is missing from the loan file."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "The final transmittal summary is missing from the loan documents."	* LTV / CLTV > XXX% (Lvl X) "Collateral value used for underwriting is $XXXX. Amount of secondary lien is $XXXX. Loan amount is xx LTV is xx and CLTV is xx Current UPB is $XXXK."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39819831	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,832.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,521.67	8.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	49.709%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,832.66 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,721.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,521.67 and the interest rate is 8.875%. The current UPB reflected as per the payment history is $191,142.78.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $191,142.78.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.75 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.X%. The tape shows the lender is unable to use bank statement program with tax returns in file. Lender defect. Revised DTI is greater than XXX% with income from tax return. Subject loan originated xx	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Subject loan is a purchase case, originated on xx/xx/xxxx and the x-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. CD dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx.
Loan estimate dated xx/xx/xxxx reflects Credit Report Fee at $xxx.xx. CD dated xx/xx/xxxx reflects Credit Report Fee at $xxx.xx.
This is a cumulative increase in fee of $xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the x-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan file."	* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X))an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53674700	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,846.89	7.125%	360	xx	xx	FHA	Fixed	Refinance	85.667%	85.667%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	612	Not Applicable	41.638%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been exempted
No prior year’s delinquent taxes have been found.
The subject loan was originated on xx/xx/2025 and the first payment date is xx/xx/2025. As per the payment history tape data as of xx/xx/2025 the borrower is current with the loan and the next due date is xx/xx/2025. The current P&I is $1,846.89 with an interest rate of 7.125%. The current UPB as per the tape data is $274,134.00	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $274,134.00.
The subject property occupancy is owner occupied.
No details pertaining to the damage to the subject property have been observed.

The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.16 years on the job xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl x) "Subject loan is FHA. Required MI cert is missing from the loan file."	* Loan does not conform to program guidelines (Lvl X) "Tape shows the subject loan is uninsured as the loan amount exceeds the maximum loan amount threshold. The maximum base loan amount should have been $XXX,XXX.XX. The difference between the subject loan base amount and the max base is $XX,XXX. Further details are not provided."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87736245	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,098.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,233.45	8.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	733	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,098.66 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,661.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,233.45 with an interest rate of 8.250%. The current UPB is $429,570.97.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $429,570.97.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is investment.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx, and annual payments (debt service) are $xx,xxx.xx, and the debt service coverage ratio (DSCR) is x.xx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape shows insufficient HOA data on the questionnaire. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70862554	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,449.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,074.62	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	47.923%	47.923%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	747	Not Applicable	36.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx. The amount of lien is not available on supporting document.
The annual installment of county taxes for 2024 has been paid in the amount of $914.85 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $1,331.64 on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of $1,203.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,951.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,074.62 with an interest rate of 7.750%. The current UPB is $149,680.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $149,680.34.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is owner occupied.

BWR has been SE for 5.58 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Mortgage Broker fee. CD dated xx/xx/xxxx reflects Mortgage Broker fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/xxxx. Initial CD dated xx/xx/xxxx reflects Lender Credit at $x,xxx.xxx. Final CD dated xx/xx/xxxx reflects Lender Credit at $x,xxx.xx. This is decrease of $xxx.xx for fee which has x% tolerance test.
Subject loan is a refinance, originated on xx and the SOL is x years."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape shows subject loan is TXxxAx and note date > xx days from first payment date. As per Note, note date is xx. Further details are not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6885168	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,078.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.34	3.250%	360	xx	xx	Conventional	ARM	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	707	41.708%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024-2025 have been paid in the total amount of $3,078.62 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,481.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,384.74 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $210,940.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $210,940.33.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.75 years on the job xx
BWR2 has 1.41 years on the job axx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape and review of the file shows the subject loan was originated with no ARM margin. Further details not provided."	* Loan program disclosure missing or unexecuted (Lvl X) "The loan program disclosure missing or unexecuted."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX% (the subject loan is an ARM, and CE is using the highest possible interest in the first X years for P&I). The borrower's income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU xxand its recommendation is Approve/Eligible with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64910694	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,669.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,115.44	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	44.699%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
For Parcel # xx
The 2024 county annual taxes were paid in the amount of $352.41 on xx/xx/2024.
The 2024 school annual taxes were paid in the amount of $681.29 on xx/xx/2024.
The annual utilities charges for 2024 have been paid in the amount of $348.28 on xx/xx/2024.
For Parcel # xx
The 2024 county annual taxes were paid in the amount of $113.10 on xx/xx/2024.
The 2024 school annual taxes were paid in the amount of $32.95 on xx/xx/2024.
The annual utilities charges for 2024 have been paid in the amount of $141.84 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,563.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,115.44 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $157,611.95.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $157,611.95.
As per the servicing comment dated xx/xx/2024, the reason for default is disaster impact.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the borrower is on a forbearance plan.
According to servicing comments dated xx/xx/2024, the subject property was damaged due to wind. Subsequent comments do not show any further details.
As per the tape data, the subject property is owner-occupied.
BWR has 4 months on the job xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan documents."
* Missing proof of hazard insurance (Lvl x) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows bank statements were falsified. Further details not provided. BWR defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/XXXX. Initial CD dated xx/xx/XXXX reflects lender credit at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects lender credit at $XXX.XX. This is decrease of +$XXX.XX for fee which has X% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Rate Lock Fee. Final CD dated xx/xx/XXXX reflects Rate Lock Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at (xx), the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at (xx) state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90176927	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,836.47	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,664.36	4.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	40.182%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,683.01 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,106.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,664.36 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $299,234.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $299,234.92.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the continuance of SE income used for qualification was not supported by the tax returns. Further details were not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE as an xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl X)     "Loan failed the qualified mortgage lending policy points and fees test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$XXX.XX. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $X,XXX.XX Processing Fee paid by Borrower: $XXX.XX Underwriting Fee paid by Borrower: $XXX.XX."
* GSE Points and Fees Test Violations (Lvl X)     "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$XXX.XX. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $X,XXX.XX Processing Fee paid by Borrower: $XXX.XX Underwriting Fee paid by Borrower: $XXX.XX"
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4740582	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,590.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,436.90	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	46.003%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.375%	$1,364.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,590.52 on xx/xx/2024.
The water charges are delinquent in the amount of $47.56 on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,508.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,364.00 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $236,245.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $236,245.72.
As per the collection comment dated xx/xx/2025, the RFD of the borrower is medical illness.
As per the collection comment dated xx/xx/2024, the borrower is active on a three-month trial period plan from xx/xx/2024 to xx/xx/2025 in the amount of $1,499.21. No further details have been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified with an offer letter starting post-close for a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. The monthly P&I is $1,364.00 with an interest rate of 6.375% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "The TRID tolerance test is incomplete due to Initial LE and initial CD are missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "As per the seller’s tape data, the subject loan was delinquent. The loan has been modified and brought current. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. The loan was modified on xx/xx/xxxx."
																																																																																							* Property Marketability Issues (Lvl x) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx with a sales price of xx is closest to the subject property. XXXX search shows an estimated value of xx Current UPB is $xxxK. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2270042	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,619.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$469.66	7.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	47.120%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $1,341.78 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2025 is due in the amount of $1,619.44 on xx/xx/2025.
The annual installment of water/sewer charges for 2025 is due in the amount of $285.91 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $720.4 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $469.66 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $67,522.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $67,522.71.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
The tape and review of the appraisal report show that it meets safety, soundness, and structural integrity requirements; missing siding and fascia boards that could lead to water or pest intrusion needed to be repaired. The estimated cost to cure is available in the loan file in the amount of $250.
BWR has 4 months on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The tape and review of the appraisal report show that it meets safety, soundness, and structural integrity requirements; missing siding and fascia boards that could lead to water or pest intrusion needed to be repaired. The estimated cost to cure is available in the loan file in the amount of $xxx. xxxxD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape shows the property needed to be repaired to satisfy safety, soundness, and structural integrity standards. Lack of siding and facia boards on exterior walls could allow water or pests to enter. Tape shows repairs are not completed."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18475484	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$992.36	6.750%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	662	781	49.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens found. The annual installment of school taxes for 2024 has been paid in the amount of $2,156.96 on xx/xx/2024. The annual installment of combined taxes for 2025 has been paid in the amount of $1,675.05 on xx/xx/2025. The annual installment of village taxes for 2025 is to follow. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,540.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $992.36 with an interest rate of 6.750%. The current UPB is $152,468.60.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $152,468.60. No details pertaining to the damage to the subject property have been observed. The loan has not been modified. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property is owner occupied. BWR1 has 1 month on the job xx. BWR1 has prior xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan fails the qualified mortgage lending policy points and fees test because the fees charged, $x,xxx.xx, exceed the fees threshold of $x,xxx.xx by $x,xxx.xx. The below fees were included in the test: Document Preparation Fee paid by Borrower: $xxx.xx Loan Origination Fee paid by borrower: $xxx.xx Points—Loan Discount Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "The TRID tolerance test is incomplete because the initial CD is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test because the fees charged, $x,xxx.xx, exceed the fee threshold of $x,xxx.xx by +$x,xxx.xx.  The below fees were included in the test: Document Preparation Fee paid by Borrower: $xxx.xx Loan Origination Fee paid by borrower: $xxx.xx Points—Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $xxx.xx Rate Lock Extension paid by Borrower: $x,xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Issue with the Initial CD (Closing Disclosure) (Lvl x)     "Initial CD is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved at XX%. Tape shows revised DTI XX.XX%. Tape shows address correction on BWRX from NYS to Canadian residence changed AUS findings. Review shows ATR confirmed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73924537	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,124.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,877.83	6.750%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	817	Not Applicable	37.438%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. Tax status is to follow.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,552.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,877.83 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $442,933.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $442,933.81.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.36 years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx does not reflect points—loan discount fee. The CD dated xx/xx/xxxx reflects points—loan discount fee—at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx reflects an appraisal fee of $xxx.xx. The CD dated xx/xx/xxxx reflects an appraisal fee of $xxx.xx. This is an increase in fee of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx reflects the VOE fee [Custom Fee] at $xx.xx. The CD dated xx/xx/xxxx reflects the VOE fee [Custom Fee] at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

This loan failed the TRID disclosure dates and method of delivery validation test."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. The tape shows the lender is unable to use rental income as it is not properly documented . Lender defect. Revised DTI XX.XX%. Subject loan originated xx/xx/XXXX and the X-year SOL is active. BWRs is employed with XXXX for X year, in same line of work for X years. xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80249210	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,139.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$965.81	4.875%	360	xx	xx	Conventional	Fixed	Refinance	96.561%	96.561%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	37.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
The annual installment of combined taxes for 2024 has been paid in the amount of $4,139.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,034.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $965.81 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $164,259.67 and the deferred balance is $1,717.44.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $164,259.67 and the deferred balance is $1,717.44.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. Tape shows buyback due to undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX and the X-year SOL has expired. BWR has X years on the job as a xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14727467	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,502.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.14	2.750%	360	xx	xx	Conventional	Fixed	Refinance	16.966%	16.966%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	32.650%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $4,502.14.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,125.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $502.14 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows lender did not establish xx years of continuous retirement income. Further details not provided. Lender defect. The subject loan originated on xx and the xx-year SOL has expired. BWR receives pension income, FICO XXX and XXXX in the last XX months."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18451077	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$403.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$571.76	5.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	695	749	38.256%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $403.74 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $831.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $571.76 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx. Previously, BWR2 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject is not purchasable, as the single-wide manufactured housing does not meet the guidelines."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xxdoes not reflect Points - Loan Discount Fee. CD dated xx reflects Points - Loan Discount Fee at xx. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the xx-year SOL has expired."
* Higher Price Mortgage Loan (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of xx over by +X.XXX%."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "Appraisal," the subject property type is a manufactured home. The ALTA X endorsement is attached to the final title policy. The manufactured home rider attached with the recorded mortgage located at “xx” states that the manufactured home with serial # ASXXXXX has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64792580	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	$4,610.28	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,144.69	3.625%	360	xx	xx	Conventional	Fixed	Refinance	73.178%	73.178%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	763	Not Applicable	44.632%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property originated on xx with lender xx, and recorded on xx/xx/2024 with instrument #XXXX in the amount of $XXXX
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2021 in the amount of $XXXX.
There is an active junior credit card judgment against xx, which was recorded on xx in the total amount of $XXXX
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $4,610.28 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,588.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,144.63 with an interest rate of 3.62500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject is xx and approved at xx. Tape shows lender did not obtain income verification, as the subject was a NOO. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX and the xx-year SOL has expired. BWR has been xx, FICO XXX, XXXX over the last XX months and xx equity in the subject."
																																																																																								* Settlement date is different from note date (Lvl X) "The settlement date (xx/xx/XXXX) is different from the note date (xx/xx/XXXX)."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43547233	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$2,047.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.09	3.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	710	Not Applicable	37.997%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $2,047.84 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,207.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $898.09 with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
BWR has been xxs. Previously, BWR had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject is NOO and approved at xx. The tape shows lender closed the subject loan with an issue related to SE income. Further details not provided. Lender defect. The subject loan originated on xx and the xx-year SOL has expired. BWR has beenxx, FICO XXX, XXXX over the last XX months and xx equity in the subject."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35794843	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,408.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$524.42	4.625%	360	xx	xx	Conventional	Fixed	Refinance	66.277%	66.277%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $4,408.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $524.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $524.42 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The reason for default is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR 1 has been xx. BWR 2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl X) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx. Initial LE dated xx reflects Lender Credit at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects Lender Credit at $X. This is decrease of $X,XXX.XX for fee which has X% tolerance test. Valid COC for the decrease in lender credit missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is xx years."
* Loan does not conform to program guidelines (Lvl X)     "The tape shows the subject originated as a subordinate lien with the same lender. Further details not provided."
* Missing flood cert (Lvl X)     "Flood insurance is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61741668	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,350.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,065.74	6.990%	360	xx	xx	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	671	51.862%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
  No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $2,350.64 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,344.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,065.74 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
  Unable to determine the reason for the default.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has xx. BWR2 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan was initially disclosed as an FHA and later switched to conventional with out PMI. Further details are not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. The tape shows income was miscalculated. Lender Defect. Unable to use tip income for BWR with less than two-year history of receipt documented. Revised DTI is xx. Subject loan originated xx and the xx-year SOL is active. BWR is employed as a xx. BWRX is a xx for X months. FICO XXX, residual income of xx last XX months and $XXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx does not reflect Points - Loan Discount Fee. CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX.
Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. CD dated xx reflects Appraisal Re-Inspection Fee at $XXX.XX.
																																																																																								This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50455721	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$681.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,257.99	4.000%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	674	Not Applicable	37.088%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one active junior mortgage against the subject property originated on xx
The first installment of county taxes for 2024 has been paid in the amount of $340.51 on xx/xx/2024.
The second installment of county taxes for 2024 has been paid in the amount of $340.51 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,687.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1257.99 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows no defect noted. Further details not provided. Subject originated xx. BWR has been xx last xx months."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49823984	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$145.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$493.29	4.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	724	7.588%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgment or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $145.96 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $807.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $493.29 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR1 has xxt.
BWR2 has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "As per the updated title report dated xx/xx/xxxx, the subject property was acquired by the borrower “xx” on xx through a cash sale deed recorded on xx in instrument #xx, book xx, page xx. Said deed is attached with the POA. The “Act of deposit and correction recorded on xx/xx/xxxx in instrument #xx book xx page xx shows that the cash deed and mortgage attached to the POA are incorrect for the transaction and the corrected POA is recorded. The tape defect also shows “Louisiana repurchase, because the title company closed with the wrong power of attorney form."	* Intent to Proceed Missing (Lvl X) "Intent to proceed signed by borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55879648	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,778.36	7.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	614	52.151%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx. The annual installment of county taxes for 2024 has been exempted. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,289.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,778.36 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the seller’s tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR 1 has xx.
   BWR 2 has 6 years on the job as a lead in HC trans processing with Sutherland Global Service.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape and file show the post-close AUS risk recommendation changed to refer after adding the gift funds to the total assets. Review of loan file shows gift letters of $xx,xxx & $x,xxx are in the loan file. AUS at the time of closing is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76589679	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,907.10	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,156.32	4.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	725	Not Applicable	49.505%	First	Final policy	Not Applicable	Not Applicable	Unavailable	XXXX	Not Applicable	7.000%	$1,872.89	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2022 in the amount of $XXXX The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of $4,936.00 on xx/xx/2025 and xx/xx/2025. The 3rd and 4th installments of town taxes for 2024 were paid in the total amount of $5,098.47 on xx/xx/2024 and xx/xx/2024. The annual water charges have been delinquent in the amount of $1,048.79, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,806.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,872.89 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx. The due dates have been advanced from xx/xx/2021 to xx/xx/2024 due to loan modification.	Collections Comments:As per the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the servicing comment dated xx, the reason for default is death of the borrower. As per the tape data, the subject property is owner-occupied. As per the notice of lis pendens, the foreclosure was initiated on the loan on xx. As per the comment dated xx, the FC was closed due to loan modification. No post-close bankruptcy record has been found. The loan was modified on xx. No details pertaining to the damage to the subject property have been observed. BWR has 4 years on the job as a substitute XXXX at the Ringwood Board of Education.
Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in xx. As per the notice of lis pendens located at xx”. The complaint was filed on xx and recorded on xx. As per the comment dated xx, the FC was closed due to loan modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2024. As per the modified term, the new principal balance is $277,000.00. The monthly P&I is $1,872.89 with an interest rate of 7.000% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows no issue, and the borrower makes timely payments. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.  Loan estimate dated xx does not reflect Points - Loan Discount Fee. CD dated xx reflects Points - Loan Discount Fee atxx. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. CD dated xx reflects Appraisal Re-Inspection Fee at $XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the xx-year SOL has expired."
* Missing proof of hazard insurance (Lvl X)     "Hazard insurance is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (Locator#Buonomo contract & misc.pdf_PG#XX) and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17008715	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$0.00	$1,719.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$355.80	4.875%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a civil judgment against the borrower in favor of xx in the amount of $XXXX recorded on xx.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the amount of $1,719.54.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $448.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $355.80 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $47,112.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $47,112.27.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, Jeffrey L. Heiney, filed bankruptcy under Chapter 7 with the case #22-50874 on xx/xx/2022. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.	Not Applicable	Credit Report Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the final HUD-x is missing. Review of loan file shows HUD-x is in loan file. Further details not provided."
* Loan does not conform to program guidelines (Lvl x) "The seller's tape shows the borrower pays ahead/due for x/x. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx."	* Annual Percentage Rate less than Stated Original Rate (Lvl X) "Final TIL shows APR is X.XXX% and Note rate is X.XXX%."
* Missing Appraisal (Lvl X)     "The appraisal report is missing from the loan file. A XXXX search shows an estimated value of $XXXX. Current UPB $XXK."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59331529	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,908.02	XX/XX/XXXX	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	$800.71	$991.93	5.500%	360	xx	xx	Conventional	ARM	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.750%	$1,009.03	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property originated on xx/xx/2004 in favor of xx, in the amount of xx, which was recorded on xx/xx/2004 with instrument #xx.
The first installment of county taxes for 2025 has been paid in the amount of $1,954.01 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,954.01 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,010.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,010.00 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per seller tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2009.
As per the UT report dated xx/xx/2025, the notice of pendency document located at “xx” shows that the notice of lis pendense was filed on xx, and the second lis pendens was filed on xx. The FC was put on hold as the borrower filed bankruptcy under Chapter 13 with the case # xx on xx. The BK was dismissed on xx/xx/2007 and terminated on xx/xx/2008.

Foreclosure Comments:As per the UT report dated xx/xx/2025, the notice of pendency document located at “xx” shows that the first foreclosure lis pendens was filed on xx/xx/2006, and the second lis pendens was filed on xx/xx/2007. The FC was put on hold as the borrower filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2006. The BK was dismissed on xx/xx/2007 and terminated on xx/xx/2008.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2006. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $179,804.00, and the value of the collateral is $230,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, National City Bank, on xx, with the secured claim amount of $18,764.60 and the arrearage amount of $13,647.74. The Chapter 13 plan filed on xx/xx/2006 was confirmed on xx/xx/2007. There is no comment indicating a cramdown. The BK was dismissed on xx terminated on xx.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is $186,905.32. The monthly P&I is $1,009.03 with an interest rate of 5.750% beginning on xx/xx/2009 and a maturity date of xx/xx/2039. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and review of the loan file shows the final HUD-x is missing from the loan documents."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "Tape shows the defect as the borrower pays on time. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx."	* Final TIL Missing or Not Executed (Lvl X) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB is xx."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68144011	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,598.55	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,519.33	6.490%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	33.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active state tax lien against the borrower in favor of “xx for the amount of $XXXX, which was recorded on xx.
The annual installment of county taxes for 2024 has been paid in the amount of $5,598.55 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,495.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,519.33 with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. The tape shows income misrepresentation. Further details not provided. BWR defect. The subject originated on xx, and the xx-year SOL is active. BWR has beenxx, FICO XXX, XXXX since inception, and $XXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx reflects points - loan discount fee $X,XXX.XX. Final CD dated xx reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is a purchase case originated onxx, and the xx-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29419231	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$885.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,329.63	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	74.818%	74.818%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	682	43.099%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 is due in the amount of $885.62 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,585.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,329.63 with an interest rate of 6.750%. The current UPB reflected is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx. Additionally, BWR1 xx.
BWR2 has been xx. BWR2 hasxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx reflects points—loan discount fee at $x,xxx.xx. The CD dated xxreflects points—loan discount fee at $x,xxx.xx. The loan estimate dated xx reflects a credit report fee of $xx.xx. The CD dated xx reflects a credit report fee of $xx.xx. The loan estimate dated xx reflects transfer taxes at $xxx.xx. CD dated xx reflects transfer taxes at $xxx.xx. This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject is a refinance case originated on xx, and the xx-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "The loan failed the GSE (Fannie Mae public guidelines) Points and Fees Test due to the calculated points and fees of $x,xxx.xx exceeded the disclosed points and fees of $x,xxx.xx for an undisclosed amount of +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Tax Service Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at xx. Tape shows BWR works for family business and income docs provided do not match tax returns. Further details not provided. BWR defect. The subject originated on xx, and the X-year SOL is active. BWRX has xx. Additionally, BWRX receives social security income. BWRX has been xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38359430	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,923.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$980.08	5.125%	360	xx	xx	Conventional	Fixed	Cash Out	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	662	47.352%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior credit card judgment against the borrower in favor of xx
The annual combined taxes for 2024 were paid in the amount of $1,923.18 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,318.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $980.08 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.
As per the deferral agreement located at (xx), the deferred amount is $5,880.48, which is applied for the due dates from 10/23 to 3/24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is unemployment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the borrower is on a forbearance plan.
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to Covid-19.
BWR1 has xx. Previously, BWR had xx.   BWR2 has xx. Previously, BWR2 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged of $x,xxx.xx exceeding the fees threshold of $x,xxx.xx by +$xxx.xx. The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Tax Related Service Fee paid by Borrower: $xx.xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved atxx. The tape shows qualifying income was not stable, and BWR lost the job post-closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year is active. BWRX has xx. BWRX hasxx, FICO XXX, and $XXXK equity in the subject.

xx/xx/XXXX:SOL expired; will downgrade exception to LVLX."
* Compliance Testing (Lvl X)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase State Regulations Test Failed (Lvl X)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations (Lvl X)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged: $X,XXX.XX exceeds Fees threshold of $X,XXX.XX over by +$XXX.XX The below fees were included in the test:
Application Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Tax Related Service Fee paid by Borrower: $XX.XX"
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx, the borrower income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (Locator #xx), and its recommendation is “Accept” with a DTI of xx."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34923879	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,581.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,132.70	8.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	4.499%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two prior medical liens against the subject borrower in favor of xx, which were recorded on xx/xx/2016 and xx/xx/2018. The amount of liens are not mentioned in the supporting documents.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,581.24 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,136.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,132.70 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx reflects the sum of Section C fees and the recording fee at $xxx.xx. The CD dated xx reflects the sum of Section C and the recording fee at $xx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% per test.

The loan fails the Qualified Mortgage Lending Policy points and fees test because the fees charged ($xx,xxx.xx) exceed the fee threshold of $x,xxx.xx by $x,xxx.xx."
* Loan does not conform to program guidelines (Lvl x) "Tape shows verified assets of $xxxK, which does not satisfy the cash-to-close requirement of xx. Bank statement in the file shows xx in assets. Tape also shows the lender did not document x months of PITI reserves as required by guidelines. Subject originatedxxand the BWR has been xXxx the last xx months."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

																																																																																								This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51046685	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$702.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,539.40	8.874%	360	xx	xx	Conventional	Fixed	Refinance	27.721%	27.721%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	679	665	55.537%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $702.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,174.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,539.40 with an interest rate of 8.874%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and review of the file shows initial disclosures were issued more than x business days from the application date. Infinity CE report fails the initial disclosure date test. Further details not provided."
* ComplianceEase RESPA Test Failed (Lvl x)     "The loan failed the RESPA timing test due to the Settlement Services Provider List and the Homeownership Counseling Organization Disclosure were issued x days after initial application date. Initial loan application date is xx and the documents are dated xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan failed the Qualified Mortgage APR Threshold Test due to the APR calculated at x.xxx%, exceeding the APR threshold of x.xxx% by +x.xxx%.  The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at x.xxx%, exceeding the APR threshold of x.xxx% by +x.xxx%. The subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl x)     "Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%.

Loan failed Qualified Mortgage APR Test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved atxx DTI. The Lender allowed the loan to close with a foreclosure started on a rental property X/XXXX that is now current and did not include the HOA payment on another property. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the xx-year SOL is active. The BWR is xx, FICO XXX, $X,XXX residual income, $XXX.XK in assets and xx equity in the subject.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Pass	Fail	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22729295	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,058.22	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,216.18	7.375%	300	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	674	44.769%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the total amount of $1,058.22 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,605.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,216.18 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx. Additionally, BWR1 rxx.
BWR2 has xx. Additionally, BWR2 xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and review of the file shows the loan fails the initial CD delivery date test, as the E-consent does not meet the x-business-day requirement. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the xx-year SOL is active.

Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $xxx.xx. CD dated xx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the xx-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx.

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)); an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."
																																																																																								* Settlement date is different from note date (Lvl X) "The final CD reflects the closing date as xx. The notary signature date on the mortgage/deed of trust is xx. The note date is xx/xx/XXXX."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48938635	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,954.49	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,057.67	7.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	753	38.298%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
  No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,836.31 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3809.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,057.67 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:ccording to the servicing comments, the current status of the loan is performing. ·
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows the lender did not obtain the verification of receipt and source of gift funds for $XXXK and $XXXK, respectively. Lender defect. The subject loan originated on xx and the xx-year SOL is active. BWR has been Sxx, FICO XXX, XXXX since inception and xx equity in the subject. Review shows ATR confirmed."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx does not reflect Points - Loan Discount Fee. CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX.
Loan estimate dated xx reflects Credit Report Fee at $XXX.XX. CD datedxx reflects Credit Report Fee at $XXX.XX.
Loan estimate dated xxX does not reflect State Tax/Stamps. CD dated xx reflects State Tax/Stamps at $X,XXX.XX.
																																																																																								This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84047554	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,338.17	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$919.69	7.624%	360	xx	xx	Conventional	Fixed	Cash Out	47.776%	47.776%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	611	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $4,238.63 on xx/xx/2024.
The annual installment of county taxes for 2026 is due in the amount of $4,338.17 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,427.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $919.69 with an interest rate of 7.624%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is xx. BWR was qualified using the xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject is xx. Tape shows the current lease has exceeded the x-year guidelines term. Lease is a xx year term with xx months remaining."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67148968	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,901.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,828.64	10.624%	360	xx	xx	Conventional	Fixed	Cash Out	30.446%	30.446%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	592	Not Applicable	42.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $1,901.54 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,583.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,828.64 with an interest rate of 10.624%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx does not reflect the mortgage broker fee. The CD dated xx reflects a mortgage broker fee of $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx does not reflect the credit report fee. The CD dated xx reflects a credit report fee of $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges cannot increase more than xx% in the tolerance test. The LE dated xx reflects the sum of Section C fees and the transfer taxes fee at $x,xxx.xx. The CD dated xx reflects the sum of Section C and the transfer taxes fee at $x,xxx.xx. This is a cumulative increase of $x,xxx.xx for charges that in total cannot increase more than xx% per test. COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan does not conform to program guidelines (Lvl x) "The tape defect shows early payment default. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "The loan failed the Qualified Mortgage APR Threshold Test due to APR calculated XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The loan failed The Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. The loan fails Qualified mortgage lending policy points and fees test due to fees charged $X,XXX.XX Exceeds Fees threshold of $X,XXX.XX Over by +$X,XXX.XX. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $X,XXX.XX Points - Loan Discount Fee paid by Borrower: $X,XXX.XX Underwriting Fee paid by Borrower: $XXX.XX"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75522615	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$534.09	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,848.80	6.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	49.525%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $534.09 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,268.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,848.80 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The reason for default is unable to be determined from the latest collection comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. BWR hasxx. BWR has xx. BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR was not employed at the time of closing. Further details are not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx. Previously, BWR had xx, FICO XXX and $XXK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19626084	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$604.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.06	7.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	99.714%	Full Documentation	Yes	XXXX	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	743	23.948%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $303.80 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $303.80 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $698.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $567.06 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined from the latest collection comments
As per the seller's tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the borrower, xx is active duty (Air Force) from xx/xx/2025 to xx/xx/2026.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx. BWR1 hasxx. BWR2 has xx. BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase x% tolerance test. The loan estimate dated xx reflects a loan origination fee at $xxx.xx. CD dated xx reflects a loan origination fee at $xxx.xx. This is an increase in fee of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "Tape shows due to outstanding deferred maintenance on the property that the BWR did not perform after closing. Appraisal report is as and there is no mention of deferred maintenance. FNMA downgraded the appraisal to unacceptable to USBank and had to repurchase the loan. Further details are not provided.""	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

																																																																																								This loan has failed Consummation or Reimbursement Date Validation Test: test and consummation or reimbursement date validation test."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52611034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,307.46	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,134.20	5.990%	360	xx	xx	Conventional	Fixed	Purchase	75.021%	75.021%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	47.624%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,307.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $2,134.20 with an interest rate of 5.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $2,134.20 with an interest rate of 5.990%. The current UPB, reflected as per the payment history, is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR receives pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows excessive IPC (interested party contribution). Final CD reflects a seller credit of $xxK. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25240641	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,613.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,087.60	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	73.207%	73.207%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	27.813%	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property originated on xx
There is a prior civil judgment against the subject borrower in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $5,613.29 on xx/xx/2025.
The annual water charges for 2025 are due in the amount of $114.78 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,087.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,087.60 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx. Previously, BWR had xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX% DTI. Tape and review shows debt miscalculation as lender missed the primary mortgage. Revised DTI is xx. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx, FICO XXX, XXXX since inception, xx equity in the subject, and $X,XXX residual income."	* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62753061	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$929.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$542.34	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	759	701	54.084%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one judgment against the borrower xx.
The 1st annual installment of county taxes for 2024 has been paid in the amount of $464.71 on xx/xx/2025.
The 2nd annual installment of county taxes for 2024 is due in the amount of $464.71 on xx/xx/2025
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $657.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $542.34 with an interest rate of 7.1250%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been xx. BWR2 has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx DTI. The Lender included the departing rental income without a lease agreement. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the X-year SOL is active. Both BWR’s are xx, FICO XXX, $X,XXX residual income, XXXX since inception and $XX.XK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24863146	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,641.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,425.39	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	667	28.411%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first installment of county taxes for 2024 has been paid in the amount of $1,966.33 on xx/xx/2025. The second installment of county taxes for 2024 has been paid in the amount of $1,820.68 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,947.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,425.39 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is x. As per the seller's tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 has xx. BWR2 has xx. BWR3 hasxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Loan fails Qualified mortgage lending policy points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl x)     "Tape and review of loan file shows property does not have an operating well or city water. Appraisal report shows the cost of hauling and maintaining water tanks add an additional cost of $xxx to $xxx months. XXXX search shows estimated value at xx and current UPB xx. Redfin shows subject is a xx acre lot between x subdivisions with city water available at one of the corners on the lot. Subject home is a xxx SF home in need of repair. Elevated for client review."
																																																																																							* Settlement date is different from note date (Lvl x) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25984825	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,899.71	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,721.39	6.990%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	776	770	46.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of town taxes for 2024 has been paid in the amount of $7,899.71 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,721.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,721.39 with an interest rate of 6.900%. The UPB is not reflected in the document. The current UPB reflected as per the tape of the payment history as of xx/xx/2025 is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape of the payment history is $258,358.14.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 2.91 years on the job as a XXXX with xx
BWR2 has been SE for 4.16 years at xx
  BWR3 has 1.08 years on the job as a XXXX with xx Inc between xx/xx/2015 and xx/xx/2023 for 8.16 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. The tape and review shows PITI for primary residence omitted taxes and insurance in DTI calculation. Lender defect. Revised DTI is XX.XX%. Subject loan originated xx/xx/XXXX and the X-year SOL is active. BWR is employed with xx. FICO XXX, residual income of $XXXX, $XXXK equity in the subject, $XXK in assets."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28377730	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,056.50	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,662.03	6.875%	360	xx	xx	Conventional	Fixed	Purchase	73.761%	73.761%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	49.844%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
  No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,056.50 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,185.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,662.03 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  As per tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows BWR quit their job and retired prior to closing. Further details not provided. BWR defect. The subject loan originated on xx, and the xx-year SOL is active. BWR has xx, and FICO is XXX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65065864	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$2,795.09	$5,427.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,626.76	6.750%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	567	761	38.752%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The 1st installment of combined taxes for 2025 is delinquent in the amount of $2,795.09, which is good through xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of $2,713.68 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,307.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,626.76 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing..
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is owner occupied.
The borrower has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx does not reflect the condo questionnaire. CD dated xx reflects Condo Questionnaire at $xx.xx. The loan estimate dated xx/xx/xxxx reflects a credit report fee of $xxx.xx. CD dated xx reflects a credit report fee at $xxx.xx. This is a cumulative increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Subject loan was approved with an LTV of xx.xx%, which exceeds the LTV threshold of xx%, and the FICO dropped to xxx. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47725162	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,637.93	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,464.69	6.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	689	27.621%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2026 is due in the amount of $818.97 on xx/xx/2025.
The second installment of county taxes for 2026 is due in the amount of $818.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,111.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,464.69 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx. Previously, BWR1 had 9.66 years on the job as a special education XXXX at The Summit School.
BWR2 has xx. Previously, BWR2 had xx and prior to that, BWR2 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x, with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of xx. Current UPB is xx."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$X,XXX.XX. Subject loan is a purchase case, originated on xx and the xx-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl X)     "Initial CD is missing from the loan documents."
																																																																																								* Missing Initial LE (Lvl X) "Initial LE is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38220618	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,517.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,348.57	3.125%	360	xx	xx	Conventional	Fixed	Purchase	93.319%	93.319%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	48.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
Parcel #xx
The annual installment of county taxes for 2025 is due in the amount of $2,517.00 on xx/xx/2025.
Parcel #xx
The annual installment of county taxes for 2025 is due in the amount of $563.47 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,980.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,348.57 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape shows the appraisal report is not acceptable to FNMA. Further details not provided. The appraisal report is as is with no damage or repairs required, and the subject is located in a xxarea and has a private well for a water source and a private septic tank, which is typical for the market area. XXXX search shows an estimated value of $XXXX. Current UPB xx"	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete due to the initial LE being missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl X)     "The initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx, as the borrower income is $X,XXX.XX and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator #xx), and its recommendation is “Approve/Eligible” with a DTI of xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17958275	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,656.55	XX/XX/XXXX	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.07	4.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	696	38.358%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien against the borrower in favor of xx.
The 1st & 2nd installments of state & county taxes for 2024 have been paid in the total amount of $4,215.54, which were paid on xx/xx/2024, xx/xx/2024, xx/xx/2024, and xx/xx/2025.
The 1st & 2nd installments of state & county taxes for 2025 are due in the total amount of $4,656.55, which were due on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025.
No prior delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,825.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,143.25, with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified since origination.
As per review of the collection comment dated xx/xx/2023, foreclosure was initiated on the loan. Per comment dated xx, foreclosure was put on hold due to mod approval. According to comments on xx, the foreclosure case was closed due to the modification being complete.
No bankruptcy-related information was found.

BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:As per review of the collection comment dated xx/xx/2023, foreclosure was initiated on the loan. Per comment dated xx/xx/2023, foreclosure was put on hold due to mod approval. According to comments on xx/xx/2023, the foreclosure case was closed due to the modification being complete.
Bankruptcy Comments:Not Applicable	"This is a conventional fixed-rate mortgage with a P&I of $1,348.07, an interest rate of 4.375%, and a maturity date of xx/xx/2049. The P&I, as per payment history is $1,143.25, and the rate of interest is unable to be determined. There is a difference in P&I with respect to note. The loan modification agreement is missing from the loan file."	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. The tape shows the lender did not document evidence of payoff for the garnishment debt. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has xx. BWRX has xx, FICO XXX, and $XXK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.  The subject loan is a purchase, originated on xx, and the xx-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete because the initial LE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from loan documents."
* Missing Initial LE (Lvl X)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The settlement services provider list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89458185	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,447.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$594.14	4.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	43.971%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.875%	$459.29	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual combined taxes for 2024 have been paid on xx/xx/2024 in the amount of $3,290.08.
The annual utilities/MUD taxes for 2025 are due on xx/xx/2025 in the amount of $94.69.
The annual 1st & 2nd installments of combined taxes for 2025 are due in the total amount of $3,464.58, which were due on xx/xx/2025 and xx/xx/2025.
No prior delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $903.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $459.29, with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity found in the loan file.
No bankruptcy-related information was found.
BWR has xx. Previously, BWR had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $459.29 with an interest rate of 2.875% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "Tape shows an asset documentation issue due to the source of funds for large deposits totaling $xK not being documented. Bank statement in the file shows $xxK in assets, and the cash-to-close requirement is xx. Further details not provided. Subject originated xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at xx. Tape shows the lender did not establish stability of income. Further details not provided. Lender defect. The subject loan was originated on xx, and the xx-year SOL has expired. BWR hasxx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete because the initial LE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
* Missing Initial LE (Lvl X)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx, the borrower income is $X,XXX.XX, and total expenses are in the amount of xx, and the loan was underwritten by LP (Locator #xx), and its recommendation is “Accept” with a DTI of xx."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41957688	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,148.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$706.86	8.125%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	695	Not Applicable	17.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,062.32 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,082.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $706.86 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "The tape shows BWR does not have business assets. There are multiple large deposits in BWR's individual bank statements which is coming from online business as payouts for e-filing returns. Bank statements in the file show xx in assets, and the cash-to-close requirement is xx. Further details not provided."
																																																																																							* Property Marketability Issues (Lvl x) "The tape shows the subject condo project is on the FNMA ineligible project and is not warrantable, as the HOA has a lease for the pool and clubhouse with mandatory costs. The condo questionnaire is missing, and the appraisal report is as is with no repairs or damage. Further details not provided. XXXX search shows an estimated value of xx. Current UPB xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan is xx and was approved at xx%. Tape shows issues with rental housing and ownership of two entities with the same name. The revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the xx-year SOL is active. BWR has been xx, FICO XXX, XXXX since inception, xx equity in the subject and $X,XXX residual income. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11836626	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$834.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,680.74	7.500%	360	xx	xx	Conventional	Fixed	Refinance	79.859%	79.859%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	773	730	48.252%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	7.500%	$1,680.74	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual city and county taxes for 2024 have been paid in the amount of $853.00, which were paid on xx/xx/2025 and xx/xx/2025.
No prior delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,940.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,680.74, with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity found in the loan file.
No bankruptcy-related information was found.

BWR1 has xx. Previously, BWR1 had xx.
  BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers,xx and the lender, xx, onxx. As per the modified term, the new principal balance is xx. The monthly P&I is $1,680.74 with an interest rate of 7.500% beginning on xx and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the state regulations brokerage/finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* GSE Points and Fees Test Violations (Lvl x)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Construction Management Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Construction Management Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the loan is construction to permanent, and the modification to the permanent loan did not get recorded in time. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl X) "Home is affixed. As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial #xx has been affixed to the permanent foundation."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88187070	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,593.42	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,461.60	9.750%	360	xx	xx	Conventional	Fixed	Cash Out	79.501%	79.501%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	696	38.243%	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx
There is one civil judgment against the prior owners, “xx,” in favor of xx., which was recorded on xx/xx/2022. The lien amount is not provided.
The first installment of county taxes for 2025 has been paid in the amount of $1,296.71 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,296.71 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx, with the first payment date is xx. As per the review of payment history as of xx/xx/2025, the borrower is current with the loan; the next due date is xx/xx/2025. The current P&I is $1,461.60 with an interest rate of 9.750%. The current UPB reflected as per payment history is $170,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, with the first payment date is xx/xx/2025. As per the review of payment history as of xx/xx/2025, the borrower is current with the loan; the next due date is xx/xx/2025. The current UPB is xx
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 & BWR2 xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl x) "Tape shows as per guidelines a full appraisal is required. Review of the file shows the subject loan closed with an exterior-only inspection report. Further details not provided. XXXX search shows an estimated value of xx. Subject is a xnd lien. Current UPB is xx. First lien originated xx in the amount of xx."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37896568	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$743.85	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,090.71	7.000%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	41.819%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $743.85 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,230.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,090.71 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows prior delinquency. According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx DTI. The Lender closed the loan with XX months personal bank statements without evidence the BWR was SE and the application did not disclose the business name or how long employed. Lender defect. Subject loan originated xx and the xx-year SOL is active. The BWR is xx, FICO XXX, $XXK in assets, XXXX over the last xx months and xx equity in the subject."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32717818	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$2,888.23	$5,513.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,545.82	8.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	785	Not Applicable	37.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024/2025 has been delinquent in the amount of $2,888.23, which is good through xx/xx/2025.
The 2nd installment of county taxes for 2024/2025 is due in the amount of $2,625.66 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,524.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,545.82 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $27,622.75, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. As per the comment dated xx/xx/2025, these are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx. Additionally, BWR receives xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows prior delinquency. According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71861700	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,299.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$914.16	6.875%	360	xx	xx	FHA	Fixed	Purchase	98.188%	101.134%	Full Documentation	Yes	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	668	55.647%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property originated on The annual installment of combined taxes for 2024 has been paid in the amount of $5,299.74 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,478.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $914.16 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx. Previously, BWR had xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows xXxx. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx."	* LTV / CLTV > XXX% (Lvl X) "Collateral value used for underwriting is $XXXX. Amount of secondary lien is $XXXX. Loan amount is xx. LTV is xx and CLTV is xx. Current UPB is xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76137605	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,637.85	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,578.22	6.625%	360	xx	xx	Conventional	Fixed	Purchase	94.203%	94.203%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	43.226%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property that was originated on xx
The 1st annual installment of county taxes for 2024/2025 has been paid in the amount of $4,818.93 on xx/xx/2024.
The 2nd annual installment of county taxes for 2024/2025 has been paid in the amount of $4,818.92 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,020.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,578.22 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The seller's tape shows the status of the loan as x*xx. According to payment history as of xx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "TRID violation in charges that cannot increase the test due to the increase of the fee in the final CD dated xx. The initial LE dated xx reflects the underwriting fee at $XXX.XX. The final CD dated xx reflects the underwriting fee at $XXX.XX. This is a fee increase of $X.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx, and the SOL is xx year expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66971967	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,769.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,327.40	5.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	797	754	29.338%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $3,619.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,851.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,327.40 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
BWR1 has xx.
BWR2 has xx. Previously, BWR2 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Subject loan was originated on xx. Tape shows the LO license was expired at the time of application, lock, and closing. NMLS site search shows the license status for the LO was not active between xx/xx/xxxx and xx/xx/xxxx."
* Missing Initial Closing Disclosure (Lvl x)     "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76675672	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$462.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,524.24	6.375%	360	xx	xx	Conventional	Fixed	Purchase	79.995%	79.995%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	775	777	49.963%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $444.23 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,780.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,524.24 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
BWR1 has xx.
 BWR2 has a xx. Previously, BWR2 had xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject loan was originated on xx. Tape shows at the time of the loan application and rate lock, the designated loan originator’s license was either expired or inactive. Further details not provided. The NMLS site search shows the LO's license has been active from xx/xx/xxxx to present."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74154567	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$461.47	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,620.04	6.500%	360	xx	xx	Conventional	Fixed	Purchase	78.164%	78.164%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	794	48.702%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $443.01 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,823.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,620.04 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl x) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an undisclosed amount of -$x,xxx.xx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Subject loan was originated on xx. Tape shows at the time of the loan application, the designated loan originator’s license was either expired or inactive. Further details not provided. The NMLS site search shows the LO's license has been active from xx to present."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77901363	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$549.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,108.62	6.375%	360	xx	xx	Conventional	Fixed	Purchase	73.799%	73.799%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	792	20.628%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $527.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,267.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,108.62 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx.
BWR2 has been xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject loan was originated on xx. Tape shows the LO license was expired at the time of application, lock, and closing. NMLS site search shows the license status for the LO was not active between xx/xx/xxxx and xx/xx/xxxx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21536918	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$416.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$933.88	4.250%	180	xx	xx	Conventional	Fixed	Purchase	33.180%	33.180%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	37.279%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior child support lien against the borrower in favor of xx, which was recorded on xx in the amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $399.96 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,038.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $933.88 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject loan was originated on xx. Tape shows the LO license was expired at the time of application, and rate lock. NMLS site search shows the license status for the xx was not active between xx/xx/xxxx and xx/xx/xxxx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
125603	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,692.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,749.25	6.875%	360	xx	xx	Commercial	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,692.92 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,127.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,749.25 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR is an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Flood Certificate	xx	3: Curable	* Missing flood cert (Lvl x) "Flood certificate is missing from the loan documents."
																																																																																							* Missing required x-x family rider (Lvl x) "The subject loan is xx. x-x family rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53985978	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,473.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,637.78	9.625%	360	xx	xx	Commercial	Fixed	Refinance	68.327%	68.327%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,607.77 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,936.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,637.78 with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property occupancy is stated as an investor.
BWR is an xx, and the subject loan was xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Prepayment Penalty Rider	xx	3: Curable	* DSCR is less than x.xx (Lvl x) "Net operating income is xx, and annual payments (Debt Service) are xx, and the debt service cover ratio (DSCR) is x.xx, which is less than x."
* Missing flood cert (Lvl x)     "The flood certificate is missing from the loan documents."
																																																																																							* Prepayment Rider Missing (Lvl x) "The prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74396715	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,157.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,436.12	7.490%	360	xx	xx	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of city taxes for 2025 was paid on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,020.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,436.12 with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an xx, and the subject loan was approved asxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Flood Certificate	xx	3: Curable	* Missing flood cert (Lvl x) "The flood certificate is missing from the loan documents."
																																																																																							* Missing required x-x family rider (Lvl x) "The subject is xx. x-x family rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27803279	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,382.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$828.84	7.250%	360	xx	xx	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,327.47 on xx/xx/2024.
The annual installment of water charges for 2025 is due in the amount of $342.76 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,037.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $828.84 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the current occupancy.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an xx and the subject loan was approved as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable		* Missing flood cert (Lvl x) "The flood certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44560181	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,173.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.83	7.375%	360	xx	xx	Commercial	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are three prior credit card judgments against the borrower in the total amount of $XXXX filed by different plaintiffs and recorded on different dates.
There are four prior state tax liens against the borrower in favor of the xx, which were recorded on different dates, in the total amount of $XXXX.
The 1st and 2nd installments of town taxes for 2024 have been paid in the total amount of $2,086.74 on xx/xx/2025 and xx/xx/2025.
The annual installment of town taxes for 2024 has been paid in the amount of $4,173.47 on xx/xx/2024.
The annual installment of utilities/MUD taxes for 2024 has been paid in the amount of $134.40 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,733.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,049.83 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the current occupancy.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an xx, and the subject loan was approved as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Prepayment Penalty Rider	xx	3: Curable		* Missing flood cert (Lvl x) "The flood certificate is missing from the loan documents." * Prepayment Rider Missing (Lvl x) "The prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67315850	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$87.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,586.08	7.375%	360	xx	xx	Commercial	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $14,219.99 on xx/xx/2025 and xx/xx/2025, respectively.
The first and second supplemental installments of county taxes for 2024 are due in the total amount of $87.60 on xx/xx/2026 and xx/xx/2026, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,957.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,586.08 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
BWR is an xx, and the subject loan was approved as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Flood Certificate Hazard Insurance	xx	3: Curable	* Balloon Rider Missing (Lvl x) "The balloon rider is missing from the loan documents."
* Missing flood cert (Lvl x)     "The flood certification document is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl x) "Evidence of hazard insurance is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60562408	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,999.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,970.79	6.875%	360	xx	xx	Commercial	Fixed	Purchase	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $8,999.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,903.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,970.79 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR is an xx and the subject loan was approved as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Flood Certificate Hazard Insurance	xx	3: Curable	* Missing flood cert (Lvl x) "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl x)     "The hazard insurance certificate is missing from the loan documents."
																																																																																							* Missing required x-x family rider (Lvl x) "x-x family rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34937665	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,416.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,051.17	$1,280.79	8.625%	360	xx	xx	Commercial	Fixed	Refinance	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 05 municipal liens against the subject property in favor of xx, which were recorded on different dates, in the total amount of $XXXX
The annual installment of borough taxes for 2025 has been paid in the amount of $763.00 on xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of $371.71 on xx/xx/2025.
The annual installment of school taxes for 2025 is due in the amount of $3,258.54 on xx/xx/2025.
The annual sewer charges for 2022-2023 have been delinquent in the amount of $1869.80, which was due on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,618.27 (PITI), which was applied for the due date of xx/xx/2025. The current monthly payment is $1,618.27 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx. The loan has interest only terms for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an xx and the subject loan was approved as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable		* Missing flood cert (Lvl x) "The flood certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9436646	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,053.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$497.75	6.500%	360	xx	xx	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property, which was originated on xx and recorded on xx in the amount of $XXXX with x.
The annual installments of county taxes for 2024 have been paid in the amount of $1,053.23 on xx/xx/2024.
The utility charges for 2025 have been delinquent in the total amount of $1.48, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $644.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $497.75 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR is an xx and the subject loan was approved as xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Flood Certificate	xx	3: Curable		* Missing flood cert (Lvl x) "The flood certificate is missing from the loan documents." * Missing required x-x family rider (Lvl x) "x-x Family rider is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25385798	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,972.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,920.93	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	802	37.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx in the amount of $XXXX
There are 4 credit card judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $5,733.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,486.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,920.93 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the defect as “borrower is current.” As per payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is xx. Further details were not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. The tape shows income miscalculation. The revised DTI is xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has xx. BWRX has xx, FICO XXX, $XXK equity in the subject, and xx residual income. XXXX since inception."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx reflects points—loan discount fee at $X,XXX.XX. The CD dated xx reflects Points—Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64441213	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,838.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,928.48	5.990%	360	xx	xx	Conventional	Fixed	Purchase	52.358%	52.358%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	49.026%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024-2025 have been paid in the amount of $5,838.44 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,618.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,928.48 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been xx. Additionally, BWR receives xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx DTI. The Lender excluded rental payments on X REO properties. Lender defect. Revised DTI XX.XX%. Subject loan originated xx and the xx-year SOL is active. The BWR is xxs, FICO XXX, $X,XXX residual income, xx in assets and xx equity in the subject. XXXX since inception."	* Loan does not conform to program guidelines (Lvl x) "As per the seller's tape data shows defects, as the borrower is current. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81055816	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,317.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,861.66	5.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	43.228%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active HOA lien against the subject property in favor of xx which was recorded on xx/xx/2023 in the amount of $XXXX
The first and second installments of county taxes for 2024 have been paid in the amount of $7,317.78 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was received on xx/xx/2025 in the amount of $3,469.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,861.66 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to payment history, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per comment dated xx/xx/2023, the subject property is owner-occupied.
BWR has xx. Additionally, BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As the tape reflects, income misrep, the borrower does not qualify with accurate DTI, and the borrower is current."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved atxx. The tape shows income misrepresentation by BWR. Further details were not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has xx. Additionally, BWR has been xx, FICO XXX, and $XXXK equity in the subject."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling organizations disclosure is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl X) "Hazard insurance policy is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54741856	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,683.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.06	7.125%	360	xx	xx	FHA	Fixed	Cash Out	62.181%	62.181%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	751	54.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $841.51 on xx/xx/2025.
The second installment of county taxes for 2025, in the amount of $841.51, is due on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,023.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $754.06 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives xx.
 BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the borrower quit the job before closing and does not qualify. The borrower is current. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is xx."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the xx-year SOL is active. BWRX receives social security income, BWRX has xx, FICO XXX, and xx equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34437807	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,400.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,806.54	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	42.780%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $2,436.67 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $5,963.41 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,809.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,806.54 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy is unable to be determined.
The appraisal report in the loan file is as-is. The photo addendum shows the subject's garage has standing water that needs to be removed. The estimated cost to cure is not available in the loan file. CCs do not show any damage.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx DTI. The file is missing lease agreements and evidence of tax / insurance payments on additional REO properties. Lender defect. Revised DTI undetermined. Subject loan originated xx and the xx-year SOL is active. The BWR is Sxx, FICO XXX, unknown residual income, $XX.XK in assets and $XXK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report in the loan file is as-is. The photo addendum shows the subject's water stain on concreate floor that needs to be removed. The estimated cost to cure is not available in the loan file. xxxxD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89532007	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,246.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,230.62	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	797	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,878.78 on xx/xx/2025.
 The annual installment of school taxes for 2024 has been paid in the amount of $3,360.48 on xx/xx/2025.
The annual installment of utilities/MUD charges for 2024 has been paid in the amount of $1,007.40 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,119.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,230.62 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $174,975.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $174,975.57.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows contact assignment not permitted. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3488337	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,130.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,034.85	6.250%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	46.254%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property originated on xx in favor of xx in the amount of $XXXX, which was recorded on xx4 with the instrument #xx.
There is a state tax lien against the borrower in favor of the xx, which was recorded on xx in the amount of $3,495.75.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2016. The amount of the lien is not provided.
There is a child support lien against the borrower in favor of the XXXXand
XXXX which was recorded on xx/xx/2017. The amount of the lien is not provided.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $2,130.64 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,500.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,034.85 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows an increased revised DTI of xx. Lender defect. The subject loan originated on xx, and the xx-year SOL is active. BWR has xx, FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the TILA PCCD coverage conflict validation test due to the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "FHA MI certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73210509	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,422.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,941.57	6.875%	360	xx	xx	Conventional	Fixed	Purchase	46.154%	46.154%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	714	49.607%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the amount of $2,422.78 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,941.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,941.57 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. BWR1 receives pension. BWR2 receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx does not reflect the appraisal review fee. The CD dated xx reflects an appraisal review fee of $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx, and the SOL is xx year."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved atxx. Tape shows undisclosed debt. The revised DTI is xx. BWR defect. The subject loan was originated on xx, and the xx-year SOL is active. BWRX receives pension income, and BWRX receives xx, FICO XXX, $XXXK equity in the subject, and $X,XXX residual income."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15609726	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$3,034.73	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,021.35	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	48.569%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $3,034.73 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,341.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,021.35 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved at xx. The tape shows a rental income miscalculation, as the lender considered rental income from departure REO. The revised DTI is xx. The subject loan was originated on xx, and the xx-year SOL is active. BWR has xx. FICO XXX, XXXX since inception, and residual income $X,XXX."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62424037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$108.35	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,886.36	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	771	757	49.967%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,321.57 on xx/xx/2024.
The water/sewer charges for 2025 are due in the amount of $108.35 with the due date of xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,186.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,886.36 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR1 has xx. Additionally, BWR1 has xx.
BWR2 has xx. Additionally, BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the loan failed the QM points and fees test, as the points and fees on the subject loan of xx were more than the max allowable of x%. Further details not provided. Infinity CE report shows the loan failed the QM points and fees test."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Lender Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Lender Fee paid by Borrower: $x,xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx DTI. The Lender included Other interest in the rental calculations on free & clear properties. Lender defect. Revised DTI xx. Subject loan originated xx and the xx-year SOL is active. The BWR is xx, BWR X is xx, FICO XXX, $X,XXX residual income, $XK in assets and $XXK equity in the subject, XXXX since inception."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23447881	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,699.65	5.375%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	723	46.895%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2024 have been exempt.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,466.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,699.65 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,466.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,699.65 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the revised LE delivery date test due to the revised LE delivery date is after the initial CD delivery date."
* MI, FHA or MIC missing and required (Lvl x)     "FHA MI certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX and the X-year SOL is active. BWRX has XX.XX years on the job as a XXXX at XXXX has X.XX years on the job as a XXXX at XXXX, FICO XXX, and $X,XXX equity in the subject."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6774080	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,007.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,654.23	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	73.350%	73.350%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	711	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two prior credit card judgments against the borrower. The first prior judgment was in favor of xx, in the amount of $XXXX, which was recorded on xx/xx/2023, and the second prior judgment was in favor of xx in the amount of $XXXX, which was recorded on xx/xx/2024.
The first and second installments of town taxes for 2025 have been paid in the total amount of $2,702.73 on xx/xx/2025 and xx/xx/2025, respectively.
The first and second installments of town taxes for 2026 are due in the total amount of $2,903.39 on xx/xx/2026 and xx/xx/2026, respectively.
The third and fourth installments of town taxes for 2025 are due in the total amount of $3,104.05 on xx/xx/2025 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,244.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,654.23 with an interest rate of 7.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
BWR is an xx, and the subject loan was approved as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape data shows early payment default. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42336561	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,718.46	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,158.26	8.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	753	675	44.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $7,409.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. As per the tape data as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current P&I is $4,158.26, and the interest rate is 8.2500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. As per the tape data as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current P&I is $4,158.26, and the interest rate is 8.2500%. The UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was not modified.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR1 has been xx.
BWR2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx DTI. The Lender closed the loan without evidence of HOA, taxes and insurance on X properties. Revised DTI unknown. Subject loan originated xx and the xx-year SOL is active. The BWR is xxs, FICO XXX, $XXK in assets and $XX.XK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Occupancy concerns - (Lvl x) "Tape shows the lender did not verify occupancy for BWRx. The application shows BWRx owns a property xx as primary. The occupancy affidavit shows both the BWRs will occupy the subject as primary ((xx)."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17853224	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,461.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,979.48	8.375%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	702	Not Applicable	34.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the amount of $3,461.41 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,374.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,979.48 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
Unable to confirm the current occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows a TRID violation. Infinity did not perform regulatory compliance tests, as the subject is xx. Further details not provided."
																																																																																							* Occupancy concerns - (Lvl x) "The subject was approved as xx. The tape and initial xxxx show BWR intended to occupy the subject as a primary residence. Final xxxx, xxxx, loan approval, and occupancy affidavit show the property will be occupied as an NOO property. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6577166	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$2,125.49	$4,250.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,448.53	6.875%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	705	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 2nd installments of town taxes for 2024 is due in the total amount of $2,125.49 on xx/xx/2026.
The 1st installment of town taxes for 2024 is delinquent in the amount of $2,125.49. Good through date is not available on the report.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,755.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,448.53 with an interest rate of 6.875%. The current UPB is not available in payment history, and as per tape data, the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
As per the tape data, the occupancy of the subject property is stated as investment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an xx, and the subject loan was approved as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape defect shows the subject loan closed in xx. The initial LE, initial application, rate lock agreement was signed by xx as an individual. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53954395	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,815.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,058.21	8.875%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	66.972%	Second	Final policy	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx. The prior mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of $XXXX with xx.
The annual installment of county taxes for 2024 has been paid in the amount of $2,703.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,058.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,058.21 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xxc.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl x) "The tape and infinity compliance report show the loan failed TRID tolerance tests."
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged of $x,xxx.xx. Exceeds the fees threshold of $x,xxx.xx by +$xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Lock Extension Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx reflects points—loan discount fee at $xxx.xx. The CD datedxx reflects points—loan discount fee at $x,xxx.xx. The loan estimate datedxx reflects a loan origination fee of $xxx.xx. The CD dated xx reflects a loan origination fee of $x,xxx.xx. The loan estimate datedxx does not reflect the lock extension fee. CD dated xx reflects Lock Extension Fee at $xxx.xx. The loan estimate dated xx reflects transfer taxes at $xxx.xx. The CD datedxx reflects transfer taxes at $xxx.xx. This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx Exceeds the fees threshold of $x,xxx.xx. Over by +$xxx.xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Lock Extension Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx"
																																																																																							* Missing Appraisal (Lvl x) "Appraisal is missing from the loan document. XXXX search shows an estimated value at $xxxK. Current UPB is xx."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96847997	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,476.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,224.27	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	42.417%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 has been paid in the amount of $1,588.85 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,549.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,224.27 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
 No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.   BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl x) "Tape shows the subject loan is ineligible for sale to Fannie Mae, as the subject condo project has been flagged as not eligible, and the file shows subject loan closed with PIW, and the condo questionnaire is missing from the loan documents. Further details not provided. XXXX search shows an estimated value of $XXXX. Current UPB is xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26427812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,448.79	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,254.66	$1,000.00	8.000%	120	xx	xx	Conventional	Fixed	Cash Out	46.440%	46.440%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	725	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	8.000%	$1,000.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,270.84 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,589.25, which was applied for the due date of xx/xx/2025. The current interest only payment is $1,000.00 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx. The loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
The loan was modified on xx/xx/2025. The modification agreement consists of 120 months of interest-only payment of $1,000.00 with an interest rate of 8.000% beginning on xx/xx/2024, and thereafter the P&I is $1,254.66 beginning on xx/xx/2034.
As per the seller’s tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an xx and the subject loan was approved as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, on xx/xx/2025. As per the agreement, the MOD is effective from xx/xx/2024. As per the modified term, the new principal balance is $150,000.00. The modification agreement consists of 120 months of interest-only payment of $1,000.00 with an interest rate of 8.000% beginning on xx/xx/2024, and thereafter the P&I is $1,254.66 beginning on xx/xx/2034 with a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount. The seller's tape shows that a loan modification agreement was made to correct the note and mortgage, the interest-only period and payments, and the subsequent P&I term and payments.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape and review of the file show the investor rejected the loan for purchase due to incorrect note terms. The original note reflects interest-only payment terms, and the CD for the individual transaction was properly executed. Borrowers and the lender execute a modification agreement to correct the note and mortgage/rider to revise the loan to reference the correct interest-only period and payments and subsequent P&I term and payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25310962	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,277.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,440.04	2.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	45.989%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$24,900.00	2.990%	$1,162.13	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,277.58 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,755.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,162.13 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the tape data, the occupancy of the subject property is owner-occupied.
As per the tape defect, it shows the forbearance plan is from 8/2022 to 11/2022.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Previously, BWR had xx, and prior to that, BWR had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx, and the lender, xx, on xx. As per the modified term, the new principal balance is xx The monthly P&I is $1,162.13 with an interest rate of 2.990% beginning on xx and a maturity date of xx/xx/2064. There is a deferred balance in the amount of $24,900.00, and the principal forgiven amount is not available. The loan has been modified once since origination.	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan was modified on xx.
Tape shows the borrower was on FB plan several times, most recently from xx/xx/xxxx to xx/xx/xxxx. The deferral was applied to bring the account current.
According to payment history tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at xx. The tape shows the instability of BWR's income history. The required minimum XX-month details could not be determined. Revised DTI is XX%. Further details were not provided. Lender defect. The subject loan originated on xx and the xx-year SOL has expired. BWR has xx, FICO XXX, $XXK equity in the subject and xx residual income."
* Compliance Testing (Lvl X)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx, the borrower income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (Locator# xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46892669	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,649.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$10,609.40	6.875%	360	xx	xx	Conventional	ARM	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	799	26.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $7,649.20 on xx/xx/2024 and xx/xx/2025.
The annual installment of water/sewer charges is delinquent in the amount of $143.94, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $11,432.91(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $10,609.40 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Occupancy concerns - (Lvl x) "The subject was approved as xx. Tape shows the occupancy concern as BWRx occupied the subject as primary, and the non-occupant BWRx retained the departure residence as his primary. Review shows ATR confirmed."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61883052	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,265.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,595.83	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	722	759	49.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $4,265.04 on xx/xx/2024 and xx/xx/2025.
The first and second installments of county (supplemental) taxes for 2023/2024 are due in the total amount of $376.56 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,049.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,595.83 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is stated as an investor.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
  BWR2 has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Occupancy concerns - (Lvl x) "The subject was approved as xx. Tape shows the subject is a second home, as BWR uses the subject as a second home for vacations and weekly visits. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan is xx and was approved at xx. Tape shows rental income misrepresentation as BWR uses the subject as a second home for vacations and weekly visits. Revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx, and the xx-year SOL is active. BWRX has xxt; BWRX has xxf, Fremont; FICO XXX, XXXX since inception, $XXXK equity in the subject, and $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24045600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$158.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$54.26	5.500%	120	xx	xx	Conventional	Fixed	Purchase	92.712%	92.712%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	665	Not Applicable	41.139%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx, with instrument #xx. The prior mortgage was originated on xx and recorded on xx with the instrument #xx in the amount of $XXXX with MERS as nominee for Fairway Independent Mortgage.
The annual installment of county taxes for 2024 has been paid in the amount of $158.83 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $54.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $54.26 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject is a second-lien DPA loan in the amount of $xxxx, and the first-lien loan was approved at xx. Tape shows PITI miscalculation and is ineligible for manual underwriting due to not having a positive xx-month rental history. The revised DTI is xx. Further details not provided. BWR has xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20599234	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,521.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$9,803.09	8.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	792	49.312%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $10,521.86 on xx/xx/2024 and xx/xx/2025, respectively.
The annual installment of water & sewer charges for 2025 is due in the amount of $218.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $11,895.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $9,803.09 with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx. PH shows a large payment in the month of August 2024 in the total amount of $35,522.79; as per collection comments dated xx/xx/2024 & xx/xx/2024, this is the borrower's payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at xx. Tape shows income continuance issue, as the borrower was on temporary leave at the time of closing and never went back to work. The revised DTI isxx. Further details not provided. BWR defect. The subject loan originated on xx, and the xx-year SOL is active. BWRX has xx. BWRX has xx. FICO XXX, $XXXK equity in the subject, XXXX since inception and $XX,XXX residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31892850	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Alabama	xx	xx	No	No	Not Applicable	First	$0.00	$4,754.95	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,185.05	8.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	92.140%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	786	Not Applicable	39.779%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $4,754.95 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,824.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,185.05 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been xx. Additionally, the BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and the infinity CE result show the loan failed the QM APR threshold test. Loan failed QM APR threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
* GSE Points and Fees Test Violations (Lvl x)     "Loan failed GSE (Freddie Mac public guidelines) QM APR threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%.

Loan failed QM APR threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22752125	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$449.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,722.22	6.875%	360	xx	xx	FHA	Fixed	Purchase	98.188%	103.188%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	696	42.508%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior mortgage against the subject property originated onxx and recorded on xx with instrument #xx in the amount of $XXXX with xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $449.12 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,211.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,722.22 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.   .
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx. Previously, BWR1 had xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the loan is not insured and is missing builder documents, and the POA is not accepted. Further details not provided. The subject is an SFR, and the appraisal is as-is; no repairs were identified, and per review of the file, POA not required on the loan as the BWR signed closing documents as an individual and was not signed by someone as an attorney in fact for BWR."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70887620	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,370.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$825.66	8.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	699	Not Applicable	45.429%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property, which was originated on xx and recorded on xx in the amount of $XXXX with xx.
The first and second installments of county taxes for 2024 have been paid in the total amount of $1,370.12 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,035.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $825.66 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx DTI. The Lender used rental income to offset the payment without a rental history and the borrower does not have primary housing expense. Lender defect. Revised DTI xx. The BWR is xx. The subject loan originatedxx and the xx-year SOL is active, FICO XXX, $X,XXX residual income, $XXK in reserves and xx equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58531666	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,501.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,148.68	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	810	42.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2025 has been paid in the amount of $3,750.60 on xx/xx/2025.
The second installment of combined taxes for 2025 is due in the amount of $3,750.60 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,128.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,148.68 and the interest rate is 6.875%. The current UPB reflected as per the payment history is xx..	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has xxc.
  BWR2 has xx. Previously, BWR2 had been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved atxx. Tape shows a XX-month history for variable income is not documented. Further details not provided. Lender defect. The subject loan originated on xx, and the xx-year SOL is active. BWRX has xx.; BWRX has xx, FICO XXX, and $XXK equity in the subject. Review sows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60073660	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,881.13	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,698.55	5.500%	360	xx	xx	Conventional	Fixed	Refinance	96.500%	96.500%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	49.442%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,881.13 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,828.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,698.55 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
BWR receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceed the fees threshold of $x,xxx.xx over by +$x.xx. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xxx.xx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of $x,xxx.xx exceed the fees threshold of $x,xxx.xx over by +$x.xx.
The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows undisclosed debt opened prior to closing. Revised DTI is xx. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR receives xx, FICO XXX, $XXXK equity in the subject, XXXX since inception, and $X,XXX residual income."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40080872	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,946.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,477.61	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	759	49.899%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $3,946.23 on xx/xx/2024 and xx/xx/2025.
The 1st installment of county supplemental taxes for 2024-2025 was paid in the amount of $337.90 on xx/xx/2025.
The 2nd installment of county supplemental taxes for 2024-2025 is due in the total amount of $307.19 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,323.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,477.61 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows undisclosed debt opened prior to closing. Revised DTI is xx. Further details not provided. BWR defect. The subject loan originated on xx, and the xx-year SOL is active. BWR has xx, FICO XXX, $XXK equity in the subject, XXXX since inception, and $X,XXX residual income."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$X,XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28937678	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,385.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,242.19	$6,010.90	6.875%	480	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	782	790	38.034%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Parcel # xx
The first and second installments of county taxes for 2024 have been paid in the total amount of $6,704.93 on xx/xx/2024 and xx/xx/2025.
The first installment of county taxes for 2025 is due in the amount of $5,285.13 on xx/xx/2025.
Parcel # xx
The first and second installments of county taxes for 2024 have been paid in the total amount of $43.82 on xx/xx/2024.
The first installment of county taxes for 2025 is due in the amount of $34.72 on xx/xx/2025.
Parcel # xx
The first and second installments of county taxes for 2024 have been paid in the total amount of $220.75 on xx/xx/2024 and xx/xx/2024.
The first installment of county taxes for 2025 is due in the amount of $2,065.75 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,242.16, which was applied for the due date of xx/xx/2025. The current interest payment is $5,242.16 with an interest rate of 6.880%. The current UPB reflected as per the payment history is xx. There is an interest-only period of 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the qualified mortgage interest-only test due to this loan is an interest-only loan. This loan failed the qualified mortgage loan term test due to the loan term exceeds xx years."
* Missing proof of hazard insurance (Lvl x)     "The hazard insurance certificate is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl x) "The tape and appraisal report shows the subject property is an SFR with a log cabin design style. XXXX search shows an estimated value of xx. Current UPB xx."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70273303	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,160.91	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.47	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	20.918%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2017. The amount of judgment was not mentioned on the supporting document.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of $XXXX
The annual installments of county taxes for 2026 have been paid in the amount of $3,160.91 on xx/xx/2025.
The annual installments of utilities/MUD charges for 2025 have been paid in the amount of $60.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,280.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $935.47 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx. As per the payment deferral approval letter, located at "3517566453 Goudjo, payment deferral program.pdf," the deferred balance is $3,741.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $3,741.88.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is unemployment.
As per the seller’s tape data, the loan has been modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX%. Tape shows the business converted from K-X to Sch C, and business tax returns for the year XXXX are missing. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for X.XX years at Primo Trucking, FICO XXX, and $XXK equity in the subject. Review shows ATR confirmed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35628775	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	No	Not Applicable	Second	$0.00	$1,586.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$612.76	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	42.857%	42.857%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	762	40.982%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx and recorded on xx in the amount of xx.
There are 2 state tax liens against the borrowers,xx, in favor of the xx, which were recorded on xx/xx/2023 and xx/xx/2025, in the total amount of $XXXX. The annual installment of county taxes for 2024 has been paid in the amount of $1,086.65 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $612.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $612.76 with an interest rate of 5.75000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
As per servicing comment dated xx/xx/2025, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 receives xx.
BWR2 has xx. Additionally, the BWR2 receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. The current UPB is xx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "As per seller tape defect, we are not in first lien position. There is a $XXXX HELOC lien that was not paid off or subordinated in this transaction. As per the updated title report dated xx/xx/xxxx, there is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of xx with xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51118350	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$691.35	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.33	6.990%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	38.066%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $691.35 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $769.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $567.33 with an interest rate of 6.99%. The current UPB reflected as per the payment history is xx.
The PH shows a large transaction on xx/xx/2024 in the total amount of $3,810.65. As per collection comment dated xx/xx/2024, these are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per servicing comments dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
As per the comment dated xx/xx/2024, the borrower is on a forbearance plan from xx/xx/2024 to xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
Previously, BWR had xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* MI, FHA or MIC missing and required (Lvl x) "The MI certificate is missing from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows that the BWR was not employed at the time of closing. Further details are not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the xx-year SOL is active. BWR has x, FICO XXX, and $XK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36246327	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,919.01	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,594.08	6.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	748	47.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,153.29 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $1,492.20 on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of $2,273.52 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,245.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,594.08 with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx. Previously, BWR had xx.
BWR2 has xx. Previously, BWR2 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at xx. The tape shows BWR was not employed with qualifying employer at the time of closing. The revised DTI is xx. Further details not provided. BWR defect. The subject originated on xx, and the xx-year SOL is active. BWRX has xx. BWRX has xx, FICO XXX, XXXX since inception, $XXK equity in the subject, and a residual income of $X,XXX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. The CD dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								TRID Violation due to decrease in lender credit on closing disclosure dated xx. The initial LE dated xx/xx/XXXX reflects lender credit at $XXX.XX; the final CD dated xx reflects the lender at $X.XX. This is a decrease of +$XXX.XX for a fee that has a X% tolerance test. The subject loan is a purchase, originated on xx/xx/XXXX, and the xx-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34050439	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,388.17	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,223.78	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	705	Not Applicable	43.740%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior credit card judgment against the subject borrower in favor of xx, which was recorded on xx/xx/2020 in the amount of $XXXX
The annual county taxes for 2024 were paid in the amount of $2,364.29 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,223.78, which was applied for the due date of xx/xx/2025. The current P&I is $1,223.78 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved as xx at xx. Tape shows undisclosed debts opened prior to closing. The revised DTI is xx. Further details not provided. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWR has been xx. FICO XXX, XXXX since inception, and xx residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4686821	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,556.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,526.10	7.250%	360	xx	xx	Conventional	Fixed	Purchase	94.949%	94.949%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	785	49.966%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens found.
The annual installment of combined taxes for 2024 has been paid in the amount of $7,556.40 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,399.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,526.10 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx. Previously, BWR1 was xx.
BWR2 has xx. Previously, BWR2 was xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$xx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $xx,xxx.xx exceed fees threshold of $xx,xxx.xx over by +$xx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
																																																																																							Underwriting Fee paid by Borrower: $x,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. The tape shows BWR was not employed at closing. The revised DTI is xx. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX and the xx-year SOL is active. BWRX has xx. BWRX has xx. FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80769620	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,537.10	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.47	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	747	38.399%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage (forfeiture agreement) against the subject property, which originated on xx/xx/2021 and was recorded on xx/xx/2022 with Instrument # xx in the amount of $XXXX with the xx For Parcel #xx. The first installment of combined taxes for 2024 was paid in the amount of $249.21 on xx/xx/2025. For Parcel # xx. The first installment of combined taxes for 2024 was paid in the amount of $596.20 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $815.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $564.47 with an interest rate of 7.99%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape, the subject property is owner-occupied.
The appraisal report in the loan file is as-is. The improvement section shows the garage exterior in need of scraping and painting and the front exterior missing partial fascia. The estimated cost to cure is $1,300.00. CCs do not damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx. BWR1 has prior employment experience as a xx.
BWR2 hasx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Legal Description	xx	4: Unacceptable	* Legal Description missing (Lvl X) "According to the updated title report dated xx/xx/XXXX, the borrower acquired the property through a vesting deed, which was recorded on xx/xx/XXXX. The legal description is missing from the vesting deed. UT shows alert for the same."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report in the loan file is as-is. The improvement section shows the garage exterior in need of scraping and painting and the front exterior missing partial fascia. The estimated cost to cure is $x,xxx. xxxxD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows undisclosed debt opened prior to closing. The revised DTI is xx. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the xx-year SOL is active. BWRX has xx. BWRX has xx. BWRX has xx, FICO XXX, and XXXX since inception, $XXK equity in the subject, and residual income of $XXX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,300.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26213465	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,369.13	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$498.48	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	42.857%	42.857%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	803	Not Applicable	49.975%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found
The annual combined taxes for 2024 have been paid in the amount of $2,369.13 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $498.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $498.48 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property occupancy is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No foreclosure activity has been found.
BWR has xx. Previously, BWR had xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan is xx and was approved at xx. Tape shows undisclosed debt opened prior to closing. The revised DTI isxx. Further details not provided. BWR defect. The subject loan was originated on xx, and the xx-year SOL is active. BWR has xx, FICO XXX, XXXX since inception, and $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89038362	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,652.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,505.17	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	44.232%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior UCC financing statement against the subject property in favor of xx, which was recorded on xx/xx/2021.
The 1st, 2nd, 3rd, and 4th installments of city taxes for 2025 have been paid in the total amount of $4,652.57 on different dates.
The 1st installment of city taxes for 2026 has been paid in the amount of $1,163.14 on xx/xx/2025.
The 2nd installment of city taxes for 2026 is due in the amount of $1,163.14 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,988.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,505.17 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The appraisal report is completed as is. The photo addendum shows the interior and exterior paint peel for the porch door and the paint peel for the shed. The cost of repair is not available. The 1004D is missing from the loan file. No information is available to confirm the current status of repairs. Subsequent CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Previously, BWR had xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx reflects an appraisal fee of $xxx.xx. The CD dated xx/xx/xxxx reflects an appraisal fee of $xxx.xx. This is an increase in fee of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows undisclosed debt opened prior to closing. Revised DTI is xx. Further details not provided. BWR defect. The subject loan originated on xx, and the xx-year SOL is active. BWR has xx FICO XXX, xx equity in the subject, XXXX since inception, and $X,XXX residual income."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74691611	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,876.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,527.39	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	49.811%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active UCC lien against the subject property in favor of xx., which was recorded on xx/xx/2025.
The first, second, third, and fourth installments of county taxes for 2025 have been paid in the total amount of $5,704.88 on different dates.
The first, second, third, and fourth installments of county taxes for 2026 are due in the total amount of $5,876.25 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,066.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,527.39 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl x) "Evidence of hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved atxx. Tape shows the lender used only a xx-year tax return instead of the required X years. Further details not provided. Lender defect. Subject loan originated on xx, and the xx-year SOL is active. BWR has beenxx, FICO XXX, XXXX since inception, and $XXXK equity in the subject.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$X,XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75376479	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$2,624.95	$5,227.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$842.11	6.250%	120	xx	xx	Conventional	Fixed	Cash Out	16.667%	16.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	41.553%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 has been paid in the amount of $2,638.97 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is delinquent in the amount of $2,624.95, which was due on xx/xx/2025, and is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $842.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $842.11 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable		* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx, and the xx-year SOL is active. BWR has xx, FICO XXX, and XXXX since inception."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5661151	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,920.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,408.09	5.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	791	40.337%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installments of county taxes for 2024 have been paid in the amount of $1,882.19 on xx/xx/2025.
The first installment of county taxes for 2025 has been paid in the amount of $451.34 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,559.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,408.09 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  BWR1 has xx.   BWR2 has xx. Previously, BWR2 had xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at xx. Tape shows BWR was not employed prior to closing. Revised DTI is over xx. Further details not provided. BWR defect. The subject loan originated onxx, and the xx-year SOL is active. BWRX has xx, and BWRX hasxx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57798666	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,461.06	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,446.45	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	72.372%	72.372%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	48.208%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first installment of town taxes for 2026 has been paid in the amount of $865.27 on xx/xx/2025. The second installment of town taxes for 2026 is due in the amount of $865.26 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,834.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,446.45 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. As per the tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has xx. Additionally, BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report is as is. The photo addendum of the subject property shows ceiling water damage in the kitchen and sunroom. The estimated cost to cure is not available in the loan file. XXXXD/completion certificate is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan failed qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "Loan failed the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xxx.xx."
																																																																																							* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at xx. Tape shows undisclosed debt opened prior to closing. The revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx, and the xx-year SOL is active. BWR has xx. Additionally, BWR has xx, FICO XXX, and $XXXK equity in the subject and xx residual income. BWR has been XXXX since inception."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59815572	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,686.70	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,294.88	6.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	742	Not Applicable	38.746%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2024/2025 have been paid in the amount of $3,686.70 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,283.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,294.88 and the interest rate is 6.250%. The current UPB reflected as per the payment history is $534,109.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $534,109.84.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Additionally, BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the lender excluded the debt of the departing REO without evidence of sale. The revised DTI is XX.XX%. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWR has xx. Additionally, BWR has xx	* MI, FHA or MIC missing and required (Lvl x) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28789797	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	$0.00	$603.06	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.57	6.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property, which was originated on xx.
The annual xx taxes for 2024 were paid in the amount of $603.06 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx, and the first pay date is xx. According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,153.57 with an interest rate of 6.875%. The current UPB is $175,600.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx, and the first pay date is xx. According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,153.57 with an interest rate of 6.875%. The current UPB is $175,600.00.
As per the seller’s tape data, the subject property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject loan was refinanced within xx months, and the lender used the recently appraised value of xx rather than the original purchase price of xx for the LTV/CLTV calculation. Using the lower value LTV increases from xx to xx. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10340688	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$3,874.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$317.52	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	24.000%	24.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	42.052%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2015, the subject mortgage was originated on xx
There is a prior civil judgment against the borrower in favor of xx
There is an active civil judgment against the borrower in favor of xx
The 1st installment of xx taxes for 2025 has been paid in the amount of $910.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $317.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $317.52 with an interest rate of 4.880%. The current UPB, reflected as per the payment history, is $49,578.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $49,578.12.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. The tape shows undisclosed debts opened prior to closing. DTI exceeds allowable threshold. Further details not provided. Lender defect. The subject originated on xx, and the X-year SOL has expired. BWR receives xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents. The subject is a refinance case originated on xx, and X-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl X)     "Initial CD is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24129879	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,367.73	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.69	7.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	Yes	647	Not Applicable	36.626%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage that was originated on xx
There is an active prior civil judgment against the borrower in favor of xx
The annual installment of xx taxes for 2024 was paid in the amount of $2,273.02 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,938.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,212.69 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $173,576.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $173,576.21.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* Missing Initial Closing Disclosure (Lvl x) "Initial closing disclosure is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl x) "Tape shows guide section xxxx.xx(n) requirements were not met. As per the condo questionnaire in the loan file, all the repairs are xxx% completed. No critical repairs and deferred maintenance are present. Further details are not provided. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx, and the X-year SOL has expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15659312	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,864.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,277.09	4.000%	360	xx	xx	Conventional	Fixed	Refinance	83.594%	83.594%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	46.240%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior UCC judgment against the subject property in favor of xx
The annual installment of xx taxes for 2024 has been paid in the amount of $3,709.62 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,775.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,277.09 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $237,169.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $237,169.52.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "The initial closing disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41310138	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$4,582.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,582.70	3.000%	360	xx	xx	Conventional	Fixed	Refinance	79.366%	79.366%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	814	40.296%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of xx taxes for 2024 has been paid in the amount of $4,399.46 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,261.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,582.70 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $335,138.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $335,138.92.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged. The date of loss was xx/xx/2024. The borrower received a loss draft check for claim #xx in the total amount of $79,069.75. No information regarding the nature of damage and the current condition of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the borrower, Charles Didier, is deceased. No death certificate found in loan file.
BWR1 has been xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan closed without an appraisal. The property inspection waiver is missing from the loan documents. XXXX search shows an estimated value at $XXXX. The current UPB is $XXXK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "The subject loan was approved at XX.XX%. Tape shows the lender did not obtain sufficient income that meets the agency requirements. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL has expired. BWRX has been xx. BWRX has xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "ComplianceEase TRID tolerance test is incomplete due to the initial closing Disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$53,365.07	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77617257	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,010.09	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$865.12	4.250%	180	xx	xx	Conventional	Fixed	Cash Out	63.889%	63.889%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	603	Not Applicable	25.550%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active UCC Financing statement against the subject property in favor of xx
The 1st installment of combined taxes for 2024 has been paid in the amount of $969.69 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,312.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $865.12 with an interest rate of 4.250%. The current UPB, reflected as per the payment history, is $89,836.53.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is $89,836.53.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
The loan has not been modified since origination.
BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL has expired. BWR xx."
* ComplianceEase TILA Test Failed (Lvl X)     "The TRID total of payment disclosed on the final CD is $XXX,XXX.XX. The calculated total of payments is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.   The subject loan is a refinance, originated on xx, and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete due to the initial CD missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the xx AB XXX higher-priced mortgage loan test due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).  The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."
* Missing Initial Closing Disclosure (Lvl X)     "The initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2288614	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,649.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$565.80	3.500%	360	xx	xx	Conventional	Fixed	Purchase	60.870%	60.870%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	795	Not Applicable	43.092%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment ofxxtaxes for 2024 has been paid in the amount of $2,543.06 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $900.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $565.80 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $114,091.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $114,091.80.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the occupancy of the subject property is stated as investment.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved at XX.XX%. Tape shows ATR issue. Further details not provided. Lender defect. Subject originated xxX and the X-year SOL has expired. BWR has xx."
																																																																																								* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17285997	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,307.39	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,172.27	3.250%	360	xx	xx	VA	Fixed	Cash Out	97.949%	97.949%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	35.242%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior civil judgment against the borrower in favor of xx
The annual installment of xxtaxes for 2024 has been paid in the amount of $1,307.39 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,487.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,172.27 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $249,611.04.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $249,611.04.
As per the collection comment dated xx/xx/2024, the reason for default was the illness of the borrower.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Appraisal report is as is, and the photo addendum shows that the property needs repairs for the minor wood rot window sill. The estimated cost of repairs is not available. xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan is uninsurable due to the absence of a demonstrable tangible net benefit to the borrower and a loan-to-value (LTV) ratio that exceeds program eligibility thresholds. Further details are not provided. Final CD shows BWR is getting cash out $xxK. Subject originated xx. xXxx last xx months."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The TRID tolerance test is incomplete because the initial CD is missing from the loan documents. The subject loan is a refinance that originated on xx, and the X-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing Initial Closing Disclosure (Lvl X) "The initial closing disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9047190	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,249.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$507.51	4.875%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	781	760	40.746%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $2,159.12 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $721.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $507.51 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $90,789.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $90,789.71.
The reason for default is unable to be determined.
As per tape data, the subject property is an investor.
The appraisal report is as-is. The improvement section of the appraisal report shows the balcony is in need of repairs and missing carpet. The estimated cost to cure is $2,500. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as-is. The improvement section of the appraisal report shows the balcony is in need of repairs and missing carpet. The estimated cost to cure is $xxxx. xxxxD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved at XX.XX%. Tape shows ATR issue. Further details not provided. Lender defect. Subject originated xx and the X-year SOL has expired. BWR has xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43863271	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,168.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.04	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	74.242%	74.242%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	39.354%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,168.77 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,769.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,278.00 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $229,790.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $229,790.66.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. The tape shows miscalculation of income. Further details not provided. Lender defect. The subject originated on xx, and the X-year SOL has expired. BWR has xx

xx/xx/XXXX:SOL expired; will downgrade exception to LVLX"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents. The subject is a purchase case originated on xx, and the X-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl X)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45071085	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,709.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$995.25	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	64.093%	64.093%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	745	31.059%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two civil judgments against the borrower in favor of xx. The second civil judgment was xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,561.16 on xx/xx/2024.
The annual installment of water charges is delinquent in the amount of $10.12, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,418.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $995.25 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $157,879.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $157,879.60.
As per seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal not dated (Lvl x) "Appraisal report is not dated."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "The TRID tolerance test is incomplete because the initial CD is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB: $XXXK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "The subject approved at XX.XX%. Tape shows undisclosed debt. Lender defect. The subject loan was originated on xx, and the X-year SOL has expired. BWR has been xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50038267	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,552.50	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$954.89	5.885%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	771	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,370.40 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,486.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $954.89 with an interest rate of 5.885%. The current UPB reflected as per the payment history is $136,356.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $136,356.05.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.

BWR xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows non QM loan never sold. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61454323	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,864.39	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,241.28	4.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	805	811	35.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,669.81 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,803.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,241.28 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $235,163.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $235,163.51.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxK. Comp #x, with a sales price of $XXXX, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73850214	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,904.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,766.00	10.374%	480	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	568	Not Applicable	26.589%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are three active water/sewer liens against the subject property in favor of xx
There are three prior civil judgments againstxx.
The annual installment of city taxes for 2025 has been paid in the amount of $4,904.90 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,611.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,766.00 with an interest rate of 10.374%. The current UPB reflected as per the payment history is $200,855.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $200,855.75.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
The appraisal report is as-is. The improvement and the photo addendum of the appraisal report show water penetration to the front and rear bedroom ceilings. The estimated cost to cure is not available in the loan files. CCs do not show damage.
BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report is as-is. The improvement and the photo addendum of the appraisal report show water damage to the front and rear bedroom ceilings. The estimated cost to cure is not available in the loan files. XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Pennsylvania license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%.

Loan failed Qualified Mortgage Loan Term Test, as the loan term exceeds xx years."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx.

Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%.

Loan failed GSE (Fannie Mae public guidelines) Loan Term Test, as the loan term exceeds xx years."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows miscalculation of monthly PITIA reserves. Revised DTI is XX.XX%. Lender defect. Further details not provided. The subject loan originated on xx, and the X-year SOL is active. BWR receives xx"
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at XX.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24358106	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,107.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,475.58	9.374%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	32.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior tax mortgage was originated on xx. The second prior tax mortgage was originated on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,107.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,475.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,475.58 with an interest rate of 9.374%. The current UPB reflected as per the payment history is $416,627.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $416,627.26.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

BWR has xx. Previously, BWR1 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Loan failed the QM lending policy points and fees test due to fees charged of $xx,xxx.xx exceed the fees threshold of $xx,xxx.xx by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged ($xx,xxx.xx) exceed the fees threshold of $xx,xxx.xx by $x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx

Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated at x.xxx%Exceeds APR threshold of x.xxx% by +x.xxx%. The subject loan is escrowed."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl x)     "Home equity loan copies of documents is missing from the file"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl x)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file"
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file"
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR was not xx. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX%, which exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).

The loan failed the Qualified Mortgage APR Threshold Test due to the APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at X.XXX%, exceeding APR threshold of X.XXX% by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21660583	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,125.79	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,290.85	4.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	37.107%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a civil judgment against the borrower in favor of xx
The annual installments of xxtaxes for 2024 have been paid in the amount of $4,920.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,290.85 and the interest rate is 4.250%. The current UPB reflected as per the tape is $237,306.26.	Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $237,306.26.
Unable to determine the reason for the default.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the lender did not establish a X-year continuance of the trust income used for qualification. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR receives xx"
* Good Faith Estimate missing or unexecuted (Lvl X)     "The final good faith estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl X) "The settlement services provider list is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23707525	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,451.33	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,348.57	3.125%	360	xx	xx	Conventional	Fixed	Purchase	87.720%	87.720%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	28.660%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2024 have been paid in the amount of $8,625.20 on xx/xx/2024 and xx/xx/2025.
The first installment of county taxes for 2025 is due in the amount of $2,451.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,348.57 and the current interest rate is 3.125%. The current UPB reflected per the tape is $493,860.10.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected per the tape is $493,860.10.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x, with a sales price of $XXXX, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43395609	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,028.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,237.84	6.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	46.631%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2024/2025 have been paid in the amount of $14,077.03 on different dates.
The annual installments of utilities/MUD taxes for 2025 are delinquent in the amount of $427.88 on xx/xx/2025.
The annual installment of water/sewer charges for 2025 is delinquent in the amount of $427.88 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,130.12 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,237.84 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $350,771.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $350,771.57.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. The tape shows an undisclosed car loan opened prior to closing, which resulted in a revised DTI of XX%. BWR defect. The subject loan originated onxx and the X-year SOL is active. The borrower has xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71403580	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,417.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,664.36	7.625%	360	xx	xx	Conventional	Fixed	Purchase	74.886%	74.886%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	49.706%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on 3xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2024 have been paid in the total amount of $7,409.32 on xx/xx/2025 and xx/xx/2025.
The first and second installments of supplemental county taxes for 2023 and 2024 have been paid in the total amount of $4,008.33 on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,664.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,664.36 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $650,640.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $650,640.68.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* Assets do not meet guidelines (Lvl x) "The tape shows gift funds were not from an eligible donor. The file shows total gift assets of $xxxK submitted towards closing came from donors that are not eligible. Gift letters show the donor is BWR's xx. Cash to close requirement of $xxxK. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows the property is NOO due to misrepresentation, causing the lender to omit the BWR xx. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72209917	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	$5,060.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,392.73	7.875%	360	xx	xx	Commercial	Fixed	Cash Out	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	744	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active HOA lien against the subject property in favor of xx
The 1st, 2nd, 3rd, and 4th installments of xx taxes for 2025-2026 are due in the total amount of $5,060.18 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,392.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,392.73 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $329,544.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $329,544.30.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape data, the property occupancy is stated as investment.
Subject loan is NOO, and BWR was xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx, and annual payments (debt service) are $xx,xxx.xx, and the debt service cover ratio (DSCR) is x.xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68088792	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,421.45	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,827.17	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	744	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first, second, third, and fourth installments of xx taxes for 2025/2026 are due in the amount of $1,421.45 on different dates.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,827.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,827.17 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $251,652.02.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $251,652.02.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
Subject loan is NOO. BWR was xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx, annual payments are $xx,xxx.xx, and their debt service cover ratio (DSCR) is x.xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50543905	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,565.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,892.43	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	744	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of xx taxes for 2025-2026 were due in the total amount of $1,565.88 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,892.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,892.43 with an interest rate of 7.870%. The current UPB reflected as per the payment history is $260,639.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $260,639.58.
As per tape data, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx, and annual payments (debt service) are $xx,xxx.xx, and the debt service cover ratio (DSCR) is x.xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57800909	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,875.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.17	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	744	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of xx taxes for 2025-2026 are due in the total amount of $1,875.40 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,740.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,740.17 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $239,668.58.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $239,668.58.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the occupancy of the subject property is stated as investor.
Subject loan is NOO. BWR wasxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48389764	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,315.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,806.59	3.000%	360	xx	xx	Conventional	Fixed	Purchase	89.959%	89.959%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	35.743%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of xx taxes for 2024 have been paid in the total amount of $6,315.64 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,084.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,806.59 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $605,385.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $605,385.20.
As per the servicing comment dated xx/xx/2023, the subject property was damaged due to fire, and the date of loss was xx/xx/2021. The disaster inspection report dated xx/xx/2022 ("xx") shows that the property was destroyed in a fire. As per servicing comments, the BWR had filed an insurance claim with a total claim of $396,104.85 to rebuild the property, and subsequent CCs show multiple loss draft checks were received by the borrower. As per the comment dated xx/xx/2023, the loss draft check was released in the total amount of $85,777.05, which was after 80% of inspection results. Further details are not provided. XXXX and Realtor show pictures of the property, which was built in 2023.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80113874	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,052.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,305.15	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	779	782	42.978%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,052.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,852.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,305.15 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $1,116,056.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,116,056.95.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx.
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Commercial Prop (Lvl X) "The subject property approved as Xnd home and is being used as an xx. The subject property has X bedrooms and an indoor pool. XXXX search reflects an estimated value of $XXXX. The current UPB is $X.XM."	* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject closed with xxs, and the loan program allows onlyxxs. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36239303	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,463.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,778.93	4.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	41.983%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on 1xx.
The annual installment of xx taxes for 2024 has been paid in the amount of $8,463.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,833.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,778.93 and the interest rate is 4.625%. The current UPB reflected as per the payment history is $1,431,208.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,431,208.61.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Tape show fees to be charged for exceptions are too high, making the loan scratch and dent. The final CD reflects closing costs in the amount of $xx,xxx.xx. Infinity compliance results show the loan is failed for x% tolerance test."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX. Final CD dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xxand the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74701966	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,530.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,494.78	6.750%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	49.879%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2024/2025 have been paid in the total amount of $8,530.54 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,909.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,494.78 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $689,982.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $689,982.98.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated SE income using mileage figures from the depreciation schedule. Lender defect. Revised DTI XX.XX%. The BWR is xx. The subject loan originated xx and the X-year SOL is active, FICO XXX, $X,XXX residual income, $XX.XK in reserves and $XXK equity in the subject."	* Intent to Proceed Missing (Lvl x) "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34090757	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,198.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,230.75	9.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	10.483%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,198.96 on xx/xx/2025.
 No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,898.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,230.75 with an interest rate of 9.375%. The current UPB reflected is $267,371.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $267,371.33.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified.
No details pertaining to the damage to the subject property have been observed.
BWR2 has beenxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Closing_Disclosure violations (Lvl x) "As per the document tracker, the revised closing disclosure dated xx/xx/xxxx is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx, and the x-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37757429	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,311.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,691.10	10.625%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	653	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of xx taxes for 2024/2025 are due in the total amount of $3,311.16 on different dates.
No prior year’s delinquent taxes have been found.
According to the payment history tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was made on xx/xx/2025 in the total amount of PITI $2,098.44. The current P&I is $1,691.10 with an interest rate of 10.625%. The current UPB reflected as per the payment history is $182,385.00.	Collections Comments:The current status of the loan is performing.
According to the payment history tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $182,385.00.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is stated as investment.
Subject loan is NOO. BWR was xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx, annual payments (debt service) are $xx,xxx.xx, and the debt service cover ratio (DSCR) is x.xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22089941	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,442.06	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,593.28	4.375%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	Unavailable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.274%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$962.16	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of xx taxes for 2024-2025 have been paid in the total amount of $4,442.06 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,101.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,346.65 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $268,487.92.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $268,487.92.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the subject property needs repairs. As per the servicing comment dated xx/xx/2024, the borrower filed the claim, and the check was received in the amount of $12,554.57. No comments were found regarding the completion of repairs. Subsequent comments do not show damages.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx/xx/2015, and the new modified unpaid principal balance isxx The modified monthly P&I of $962.16 with an interest rate of 2.000% starting on xx/xx/2015, which will be changed in 3 steps until the new maturity date of xx/xx/2055. The rate will change in 3 steps, which end with 4.375% and P&I of $1,346.55. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete)
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Initial 1003_Application
Missing or error on the Rate Lock
Missing Required Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Transmittal (1008)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal was more than xxx days old at closing and expired at closing. The appraisal update is missing in loan documents. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR was xxFurther details not provided. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx
* Cash out purchase (Lvl X)     "The subject loan is a purchase case. Final HUD-X dated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl X)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d).

Loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl X)     "Initial TIL is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl X)     "Mortgage insurance certificate is missing from loan documents."
* Missing credit report (Lvl X)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl X)     "Flood certificate is missing from the loan documents."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing in the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
* Qualified Mortgage DTI exceeds XX% (Lvl X)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is X,XXX.XX and total expenses are in the amount of $X,XXX.XX. AUS report is missing from the loan documents. The subject loan originated on xx, and the X-year SOL has expired."
																																																																																								* Transmittal (XXXX) is Missing (Lvl X) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64810306	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,397.70	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,439.28	5.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	748	37.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 medical liens against the borrower in favor of xx.
There are 5 prior civil judgments against the borrower in favor of xx.
There is a prior judgment in favor of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st and 2nd installments of xx taxes for 2024 have been paid in the amount of $1,397.70 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,132.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,439.28 with an interest rate of 5.75%. The current UPB reflected as per the payment history is $407,405.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $407,405.32.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx.
BWR2 has been xx. Previously, BWR2 had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows pending scratch and dent sale for occupancy misrepresentation. CCs do not show damages. Further details are not provided."
* Occupancy concerns - (Lvl x) "The subject was approved as an OO. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect points - loan discount fee. Final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49012889	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	South Carolina	xx	xx	No	No	Not Applicable	First	$0.00	$21,367.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,735.18	2.750%	360	xx	xx	Conventional	Fixed	Purchase	57.265%	57.265%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	787	Not Applicable	49.391%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior UCC lien against the subject property in favor of xx
The first and second installments of xx taxes for 2024-2025 have been paid in the amount of $21,367.02 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,735.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,735.18 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $610,523.04.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $610,523.04.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy of the subject property is secondary.
No details pertaining to the damage to the subject property have been observed.
BWR has xx. Previously, BWR had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46943255	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,368.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,412.66	2.750%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	778	72.822%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien against the subject property in favor of xx
The first and second installments of xx taxes for 2024 have been paid in the amount of $9,368.88 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,324.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,412.66 and the interest rate is 2.750%. The current UPB reflected as per the payment history is $543,222.57.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $2,412.66 and the interest rate is 2.750%. The current UPB reflected as per the payment history is $543,222.57.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives xx
  BWR2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows income misrepresentation. Further details not provided. BWR defect. Subject loan originated on xx, and the X-year SOL has expired. BWRX receives xx, BWRX has been xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does reflect Points - Loan Discount Fee at $XXX.XX. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case that originated on xx, and the X-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl X)     "VA guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test; this loan has a qualified mortgage DTI of XX.XX%. The borrower's income is $XXXX.XX, and total expenses are in the amount of $XXXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98664811	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,321.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,391.89	5.000%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	796	Not Applicable	47.818%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior UCC lien against the borrower in favor of xx
The first and second installments of xx taxes for 2024 have been paid in the amount of $13,321.00 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,624.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,391.89 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $601,543.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $601,543.94.
As per the collection comments dated xx/xx/2023, the RFD is a payment dispute.
As per the tape, the occupancy of the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR xx."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed TILA finance charge test due to the finance charge disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown as the fee itemization is missing.  The subject loan is a purchase, originated onxx, and the SOL of X year has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is $XX,XXX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89362774	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$8,406.79	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,677.33	4.625%	360	xx	xx	Conventional	Fixed	Purchase	68.503%	68.503%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	741	41.723%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a credit card judgment against the borrower in favor of xx. The name is inconsistent with the borrower.
For Parcel # xx
The annual installment of combined taxes for 2024 has been paid in the amount of $56.74 on xx/xx/2024.
The annual utilities/MUD charges for 2024 have been paid in the amount of $35.27 on xx/xx/2024.
For Parcel #xx
The annual installment of combined taxes for 2024 has been paid in the amount of $56.74 on xx/xx/2024.
The annual utilities/MUD charges for 2024 have been paid in the amount of $35.27 on xx/xx/2024.
For Parcel # xx
The annual installment of combined taxes for 2024 has been paid in the amount of $4,766.86 on xx/xx/2024.
The annual utilities/MUD charges for 2024 have been paid in the amount of $3,455.91 on xx/xx/2024.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,677.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,677.33 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $315,241.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $315,241.11.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR has been xx
BWR2 has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl x) "Tape shows assets could not be verified. Bank statements in the file show $xxxK that satisfy the cash-to-close requirement of $xxxK. Further details not provided. Subject originated xx. xXxx since inception."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69471378	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,165.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,784.10	2.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	699	34.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is an active real estate tax lien against the subject property in favor of xx
There is one prior civil judgment against the borrower in favor ofxx
There is one UCC Financing Statement against the subject property in favor ofxx
The first and second installments of xxtaxes for 2024/2025 have been paid in the amount of $7,165.38 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,452.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,784.10 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $388,180.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $388,180.87.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 was qualified xx. Previously, BWR1 had xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as an OO. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of $XXX.XX. Subject loan is a purchase case, originated on xxand the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX.
Loan estimate dated xx/xx/XXXX reflects transfer taxes at $XXX.XX. CD dated xx/xx/XXXX reflects transfer taxes at $XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* Missing DU/GUS/AUS as required by guidelines (Lvl X) "AUS report at the time of closing is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10383413	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,478.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,327.52	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	56.957%	56.957%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	701	45.649%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.500%	$1,224.57	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st installment of xx taxes for 2024 was paid in the amount of $3,563.40 on xx/xx/2025.
The annual installment of water/sewer charges for 2025 are due in the amount of $155.32 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,922.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,224.57 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $261,488.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $261,488.08.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 & BWR2 have beenxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx. As per the modified term, the new principal balance isxx. The monthly P&I is $1,224.57 with an interest rate of 4.500% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. This modification document is not signed by the borrower and lender.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX & BWRX have been xx. Additionally, BWRX has been xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a refinance case originated on xx, and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by LP Locator Automated Underwriting Findings and its recommendation is Accept/Eligible with a DTI of XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9742394	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	$6,878.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,701.31	2.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	32.943%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,792.84 on xx/xx/2024.
The annual installment of combined taxes for 2025 is due in the amount of $6,878.96 on xx/xx/2025.
The water/sewer charges are due in the amount of $63.30 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,433.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,701.31 and the interest rate is 2.750%. The current UPB reflected as per the payment history is $371,259.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $371,259.46.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at “xx,“ shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “xx”"
* Release of mortgage (Lvl x) "According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. There is a satisfaction of mortgage,xx, which shows that the subject mortgage originated onxx and had been canceled or satisfied. As per the rescission document located at “xx,” the satisfaction was erroneously recorded. The rescission was recorded to cancel the satisfaction."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR xx. Further details not provided. BWR defect. The loan originated on xx, and the X-year SOL has expired. BWR has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under-disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does reflect transfer taxes at $X,XXX.XX. CD dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. The subject loan is a purchase case that originated on xx, and the X-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76254424	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,456.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,606.37	2.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	49.283%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
There is one junior UCC financing statement, which was recorded on xx
The 1st and 2nd installments of xx taxes for 2024 have been paid in the total amount of $7,456.76 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,323.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,606.37 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $360,259.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $360,259.78.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed debt. The revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan was originated onxx, and the X-year SOL has expired. BWR hasxx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points—loan discount fee. The CD dated xx/xx/XXXX reflects points—loan discount fee at $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (Locator #DU/LP#_Pg#XXXX), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54152987	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,030.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.61	2.875%	360	xx	xx	Conventional	Fixed	Purchase	94.170%	94.170%	Full Documentation	No	Unavailable	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	705	50.401%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of xx taxes for 2024 have been paid in the total amount of $10,030.57 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,289.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,117.61 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $455,542.78.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $455,542.78.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been xx
BWR2 has xx. BWR2 had xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed student debt was not included in DTI. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has been xx
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents. Available MI monthly premium is $XXX.XX and the original MI monthly premium is $XXX.XX."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by LP (xx) and its recommendation is accept with a DTI of XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17689243	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$10,979.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,893.94	2.750%	180	xx	xx	Conventional	Fixed	Purchase	90.533%	90.533%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	26.184%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a water/sewer lien against the subject property in favor of xx
The 1st and 2nd installments of xx taxes for 2024 have been paid in the total amount of $10,979.12 on xx/xx/2024 and xx/xx/2025, respectively.
The annual installment of water charges for 2025 is delinquent in the amount of $137.90, which is good through xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,031.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,893.94 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $431,505.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $431,505.25.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Revised DTI is XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has Xxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19594964	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,628.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,325.58	2.875%	360	xx	xx	Conventional	Fixed	Purchase	23.293%	23.293%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	40.669%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of xx taxes for 2024-2025 have been paid in the total amount of $17,628.16 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,952.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,325.58 with an interest rate of 2.8750%. The current UPB reflected as per the payment history is $289,154.43.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $289,154.43.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as an OO. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge is disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under-disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is available in the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35077236	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,546.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,794.88	3.375%	360	xx	xx	Conventional	Fixed	Purchase	88.357%	88.357%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	706	43.190%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an HOA lien in favor of xx. The property address/legal mentioned on the supportive document does not match the address/legal description of the subject property.
There are two prior hospital liens against the borrower, xx.
There are two prior judgments against the borrower in favor of xx.
There are two junior judgments against the borrower, xx.
There is an active UCC judgment against the subject property in favor of xx.
The 1st and 2nd installments of xx taxes for 2024 have been paid in the amount of $2,563.86 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,794.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,794.88 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $370,129.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $370,129.53.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been xx
BWR2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed debt not included in DTI. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has been xx. BWRX has xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl X)     "Initial CD is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx, and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18475834	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,593.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,378.11	3.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	44.770%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property originated on xx
There is one junior UCC lien against the subject property in favor of xx
The annual xxtaxes for 2024 have been paid in the amount of $9,209.92 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,439.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,378.11 with an interest rate of 3.500%. The current UPB reflected as per payment history is $268,404.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is $268,404.72.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan was originated on xx, and the X-year SOL has expired. BWR has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.   The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "The loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points—loan discount fee. The CD dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is approve/eligible with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61128724	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,163.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.29	3.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	771	37.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of xx taxes are paid in the amount of $1,163.00 on xx/xx/2025.
The 2nd installment of xxtaxes are due on xx/xx/2025 in the amount of $1,163.00.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,238.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $925.29 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $197,886.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $197,886.52.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has xx
BWR2 has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows misrepresentation of employment. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has xx. BWRX has xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2974474	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,387.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,461.88	3.375%	360	xx	xx	Conventional	Fixed	Purchase	74.999%	74.999%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	9.175%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien against the subject property in favor of xx
The first and second installments of xx taxes for 2024-2025 have been paid in the amount of $7,387.20 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,461.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,461.88 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $303,984.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $303,984.65.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has xx. Previously,
BWR had xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Occupancy concerns - (Lvl x) "The subject was approved as NOO. Tape shows occupancy misrepresentation. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43370866	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,140.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,272.99	2.875%	360	xx	xx	Conventional	Fixed	Purchase	89.999%	89.999%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	737	719	38.901%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior UCC judgment against the subject property in favor of xx
The 1st and 2nd installments of xx taxes for 2024-2025 have been paid in the total amount of $10,140.14.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,514.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,272.99 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $500,130.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $502,272.25.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the co-borrower xx. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has xx. BWRX has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX reflects Transfer Taxes at $XXX.XX. Final CD dated xx/xx/XXXX reflects Transfer Taxes at $XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99818801	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$2,469.88	$9,551.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,194.53	2.250%	180	xx	xx	Conventional	Fixed	Purchase	69.937%	69.937%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	16.955%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2026 are due in the total amount of $4,775.57 on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of $4,584.58 on xx/xx/2025 and xx/xx/2025.
The 4th installment of town taxes for 2025 is due in the total amount of $2,469.87 on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of $210.00 on xx/xx/2025.
The 3rd installment of town taxes for 2025 is delinquent in the amount of $2,469.88, which was due on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,358.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,455.83 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $170,093.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $170,093.70.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2023.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $2,194.53, a rate of interest of 2.250%, and a maturity date of xx/xx/2036. The P&I as per payment history tape data is $1,455.83, and the rate of interest is 2.250%. There is a difference in current P&I with respect to the note. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR wasxx. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL has expired. BWR hasxx
* ComplianceEase State Regulations Test Failed (Lvl X)     "The loan fails the prohibited fees test. The below fees were included in the test: Attorney's fees paid by seller: $XXX.XX Builder fee paid by borrower: $XXX.XX HOA one-time membership paid by borrower: $X,XXX.XX HOA start-up fee paid by borrower: $XXX.XX HOA working capital paid by borrower: $XXX.XX Real estate commission paid by seller: $X,XXX.XX Title - closing protection letter paid by borrower: $XX.XX"
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8561835	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,698.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.12	3.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	735	762	26.079%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $1,911.86 on xx/xx/2024. The annual installment of school taxes for 2024 has been paid in the amount of $7,786.46 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,133.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,133.12 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $229,175.17.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $229,175.17.
As per the tape data, the subject property is non-owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
BWR2 has xx
Previously, BWR2 xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report dated xx/xx/XXXX is subject to completion of construction. XXXXD showing completion of construction is missing from the loan document, and the final CD does not reflect the escrow holdback."	* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan failed the QM points and fees test, and the waiting period requirement was not satisfied. The subject loan is NOO, and Infinity did not perform regulatory compliance tests. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63819398	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,792.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,555.99	2.625%	360	xx	xx	Conventional	Fixed	Purchase	72.088%	72.088%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	808	749	48.054%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $2,792.24 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,907.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,555.99 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $352,873.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $352,873.91.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.

BWR1 has been xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has been xx."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57472225	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$9,742.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,986.36	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	695	780	49.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 10 child support liens against the borrower in favor of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is an active credit card judgment against the borrower in favor of xx.
There is an active civil judgment against the borrower in favor of xx
There is an active UCC lien against the subject property in favor of xx
The 1st and 2nd installments of xx taxes for 2024/2025 have been paid in the total amount of $9,742.62 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,986.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,986.36 with an interest rate of 3.25000%. The current UPB reflected as per the payment history is $420,565.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $420,565.82.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows miscalculation of liabilities. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx. BWRX has xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. Initial LE dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX. Final CD dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX.
This is an increase in fee of $XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated onxx, and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower income is $XX,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42917410	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,637.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,985.53	3.125%	360	xx	xx	Conventional	Fixed	Purchase	79.930%	79.930%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	754	35.954%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xxtaxes for 2024/2025 have been paid in the amount of $13,637.44 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,241.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,985.53 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $642,444.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $642,444.82.
As per the seller’s tape data, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as an OO. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge is disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.
																																																																																								The subject loan is a purchase case that originated on xx and the X-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50178352	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,959.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$809.03	2.875%	360	xx	xx	Conventional	ARM	Purchase	70.397%	70.397%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	797	798	40.864%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,721.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,368.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $809.03 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $178,881.49.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $178,881.49.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and the infinity compliance report show the loan did not meet the QM/APOR requirements, as the loan failed the QM safe harbor APR threshold test."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8165925	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,629.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.64	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	739	Not Applicable	49.892%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,364.13 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,717.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,071.64 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $222,444.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $222,444.75.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the tape data, the subject property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
BWR has xx. Additionally, BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Initial LE Notice of Servicing Transfer	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a purchase case that originated on xx and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete, as the initial LE is missing from loan documents. The subject loan is a purchase that originated on xx, and the X-year SOL has expired."
* Missing Initial LE (Lvl X)     "The initial LE dated xx/xx/XXXX is missing from the loan documents. The document tracker is available at xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl X) "The affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51804984	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,314.07	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,793.83	3.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	739	Not Applicable	44.734%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of xx taxes for 2024 have been paid in the total amount of $4,314.07 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,367.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,793.83 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $370,229.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $370,229.49.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39612321	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$4,321.71	$11,723.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,630.08	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	44.488%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two junior UCC liens against the subject property in favor of xx
The first and second installments ofxx taxes for 2024 have been paid in the amount of $11,723.4 on xx/xx/2024 and xx/xx/2025.
The first and second installments of xxaxes for 2021 have been delinquent in the total amount of $4,321.71, which is good through xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,919.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,630.08 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $567,110.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $567,110.42.
As per the comment dated xx/xx/2023, the reason for default is servicing problem.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has been xx
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $XX,XXX.XX and the loan was underwritten by DU Locator xxand its recommendation is Approve/Eligible with a DTI of XX.XX%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61689289	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,150.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,993.55	3.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	673	730	41.813%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $4,150.75 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,787.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,993.55 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $395,897.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $395,897.77.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has xx
BWR1 had xx
BWR2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows assets could not be verified. Bank statement in the file shows $xxK in assets, satisfying the cash-to-close requirement of $xxK. Further details not provided. Subject originated xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is available in the loan file."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. The CD dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. This is an increase in fee of $X.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68260222	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,304.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.45	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	805	801	33.583%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an initial UCC filing against the subject property in favor of xx
The annual installment of combined taxes for 2024 was paid in the amount of $1,600.24 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,571.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,264.45 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $265,225.24.
The PH shows a large transaction on xx/xx/2023 in the total amount of $8,423.74, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. As per the seller's comments, the borrower paid down the mortgage payment during their marriage.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $265,225.24.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx
BWR2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points—loan discount fee. The CD dated xx/xx/XXXX reflects Points—Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53223117	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,729.20	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,304.67	2.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	49.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior UCC lien against the subject property in favor of xx
The first and second annual installments of county taxes for 2024 have been paid in the total amount of $11,729.20 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,363.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,304.67 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $512,512.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $512,512.19.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated onxx, and the X-year SOL has expired. BWR hasxx
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX reflects Transfer Taxes at $XXX.XX. Final CD dated xx/xx/XXXX reflects Transfer Taxes at $XXX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by LP Locator xx and its recommendation is Accept/Eligible with a DTI of XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13533796	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$2,042.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,076.74	3.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	42.745%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The 1st and 2nd installments of x taxes for 2024 have been paid in the total amount of $2,042.77 on xx/xx/2024 and xx/xx/2025.
The annual installment of water charges are due in the amount of $43.00, which is due on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,481.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,076.74 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $216,809.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $216,809.84.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows income miscalculation. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has beenxx
																																																																																								* Compliance Testing (Lvl X) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40554482	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,365.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,296.24	4.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	801	773	48.965%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual xx taxes for 2024 were paid in the amount of $6,110.81 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,232.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,296.24 with an interest rate of 4.50%. The current UPB reflected as per the payment history is $240,927.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $240,927.39.
As per the comment dated xx/xx/2023, the RFD is a payment dispute.
As per the seller’s tape data, the subject property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows misrepresentation of income. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX receives xx. BWRX has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of $XXX.XX.
Subject loan is a purchase case, originated onxx and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect points - loan discount fee. Final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of XX.XX%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64969132	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,512.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,054.01	3.000%	360	xx	xx	Conventional	ARM	Purchase	62.167%	62.167%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	816	10.638%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien against the subject property in favor of xx
The annual installment of xx taxes for 2024 has been paid in the amount of $9,512.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,004.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,054.01 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $152,971.63.
As per the collection comment dated xx/xx/2024 and xx/xx/2025, the payments made in the months of Aug 2024 and Feb 2025 are borrower payments.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $152,971.63.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed debt not included in DTI. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX hasxx. BWRX has xx
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated onxx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57913813	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,284.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,263.48	3.750%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	49.108%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2024 have been paid in the total amount of $3,284.42 on xx/xx/2024 and xx/xx/2025.
The water charges for 2025 have been delinquent in the amount of $67.72, which is due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,701.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,263.48 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $457,710.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $457,710.47.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As per seller tape data, there is a liability calculation error."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23149452	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,466.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,729.08	5.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	644	708	40.533%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien against the subject property in favor of xx
The annual installment ofxxtaxes for 2024 has been paid in the amount of $10,047.59 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,031.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,729.08 with an interest rate of 5.375%. The current UPB reflected as per the payment history is $289,763.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,031.69 (PITI), which was applied for the due date of xx/xx/2025. The current UPB reflected as per the payment history is $289,763.11.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the loan does not meet the QM APOR requirements. Further details not provided. Review of infinity CE report shows the loan failed the QM APR test due to an APR calculated at x.xxx%, exceeding the APR threshold of x.xxx% by +x.xxx%."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl X)     "Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%.

																																																																																								Loan failed Qualified Mortgage APR Test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95947182	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,939.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,889.80	3.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	693	Not Applicable	45.934%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a credit card judgment against the borrower in favor of xx
The annualxxtaxes for 2024 were paid in the amount of $7,622.25 on xx/xx/2024.
The annual water charges for 2025 have been delinquent in the amount of $19.61, which was due on xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,007.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,889.80 with an interest rate of 3.75%. The current UPB reflected as per the payment history is $377,527.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $377,527.52.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx
BWR had xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the recorded Covenants, Conditions, and Restrictions (CC&Rs) are not compliant with agency underwriting guidelines and may impact loan eligibility."	* MI, FHA or MIC missing and required (Lvl X) "The mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83611077	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,688.17	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,643.81	3.625%	360	xx	xx	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	736	Not Applicable	53.120%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $8,340.64 on xx/xx/2024.
The annual water charges for 2025 have been delinquent in the amount of $181.24, which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,531.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,643.81 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $324,364.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $324,364.59.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has been xx
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The seller’s tape data shows CC&Rs do not meet agency guidelines."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect points—loan discount fee. The CD dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. The loan estimate dated xx/xx/XXXX reflects a processing fee of $XXX.XX. CD dated xx/xx/XXXX reflects a processing fee of $XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
* Missing flood cert (Lvl X)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10515264	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,592.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,385.98	4.500%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	764	48.448%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments ofxx taxes for 2024 have been paid in the amount of $4,592.67 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,974.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,385.98 and the interest rate is 4.500%. The current UPB reflected as per the payment history is $443,803.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $443,803.49.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
The appraisal report is subject to the completion of renovation. The estimated cost to complete the renovation is not available in the loan file.  CCs do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Appraisal report is completed as “subject to the completion of construction”. Available XXXXD shows landscaping has been installed. The XXXXD/completion certificate confirming the completion of entire construction and utilities are on/working is missing from the loan documents. The final CD does not reflect the escrow holdback. XXXX search reflects an estimated value of $XXXK. The current UPB is $XXXK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has been xx
* ComplianceEase TILA Test Failed (Lvl X)     "Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of $XXX.XX. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case, originated onxx, and the X-year SOL has expired."
* Missing DU/GUS/AUS as required by guidelines (Lvl X)     "The AUS report is missing from the loan documents. Post-closure AUS is available at xx."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX. AUS from the time of closing is missing from the loan documents. Post-closure AUS is available at xx, and its risk recommendation is approve/eligible at XX.XX% DTI."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28514941	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,224.55	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,178.20	5.000%	360	xx	xx	Conventional	Fixed	Purchase	84.930%	84.930%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	800	Not Applicable	39.755%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of combined taxes for 2025 is due in the amount of $4,224.55 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,595.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,178.20 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $383,259.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $383,259.94. Unable to determine the reason for the default. As per the tape, the subject property is occupied by unknown. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR was approved xx. Previously, BWR had multiplexx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan was originated on xx, and the X-year SOL has expired. BWR was approved xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90354814	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	$0.00	$9,264.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,861.03	3.990%	360	xx	xx	Conventional	Fixed	Purchase	71.843%	71.843%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	Not Applicable	35.495%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is an active UCC lien against the subject property in favor of xx
The 1st installment of county taxes for 2024 was paid in the amount of $4,424.91 on xx/xx/2025.
The 2nd installment of county taxes for 2024 was paid in the amount of $4,632.29 on xx/xx/2025.
Thexxtaxes for 2024 have been partially paid in the amount of $207.38 on xx/xx/2025.
The annual water charges for 2025 are due in the amount of $116.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,078.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,861.03 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $561,003.20.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $561,003.20.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as an OO. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD is $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated onxx, and the X-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated onxx and the X-year SOL has expired."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx. Notary's signature date on the mortgage/deed of trust is xx. Note date is xx."	Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70641892	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,793.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,413.45	4.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	45.302%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,229.69 on xx/xx/2025.
The annual installment of city taxes for 2024 has been paid in the amount of $2,564.05 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,413.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,413.45 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $248,377.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $248,377.81.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has beenxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as an OO. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The TRID tolerance test is incomplete due to the initial CD missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl X)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66577461	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,615.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,256.72	3.500%	360	xx	xx	Conventional	Fixed	Purchase	79.391%	79.391%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	760	23.778%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $16,615.04 on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $5,691.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,256.72 with an interest rate of 3.500%. The current UPB is $888,090.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $888,090.32.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject loan does not meet TRID delivery requirements, as it closed one day early. Further details not provided. Infinity compliance report shows the loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is xx/xx/xxxx, which is less than three business days before the consummation date of xx/xx/xxxx."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $XX,XXX.XX exceed fees threshold of $XX,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $XXX.XX
Funding, Wire, or Disbursement Fee paid by Borrower: $XX.XX
Points - Loan Discount Fee paid by Borrower: $XX,XXX.XX
Processing Fee paid by Borrower: $XXX.XX
Underwriting Fee paid by Borrower: $XXX.XX."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx and the X-year SOL has expired.

The loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is xx/xx/XXXX, which is less than three business days before the consummation date of xx/xx/XXXX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XX,XXX.XX. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XX,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1457686	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,994.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,233.79	4.875%	360	xx	xx	Conventional	Fixed	Purchase	84.067%	84.067%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	813	759	40.033%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a junior mortgage against the subject property originated on xx The first and second installments of xx taxes for 2024 have been paid in the total amount of $4,994.90 on xx/xx/2025 and xx/xx/2025. The annual water/sewer charges are delinquent in the amount of $104.05, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,228.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,537.91 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $174,732.64. As per the collection comments dated xx/xx/2024, xx/xx/2025, xx/xx/2025, and xx/xx/2025, the borrower made large additional principal payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $174,732.64.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the loan recast modification was completed. The mod effective date is xx/xx/2025. The P&I is $1,537.91.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject property is a new construction. The appraisal report is subject to the completion of new construction. Available xxxxD confirms interior and exterior improvements are completed and the front landscaping was not completed. The estimated cost to complete is $x,xxx. The xxxxD report is missing from the loan documents. The final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows employment misrepresentation. Further details not provided. BWR defect. Subject loan originated on xx, and the X-year SOL has expired. BWR has xx
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA Finance Charge test due to the calculated finance charge of $XXX,XXX.XX exceeds the disclosed finance charge of $XXX,XXX.XX by -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase, originated on xx, and the SOL of X year has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement is missing from the loan documents"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99244274	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,616.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,309.46	5.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	Yes	795	Not Applicable	38.352%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $5,392.16 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,930.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,309.46 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $219,845.51.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $219,845.51.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject is NOO and approved at XX.XX%. Tape shows miscalculation of liabilities. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16022446	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,339.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,470.36	4.990%	360	xx	xx	Conventional	Fixed	Purchase	55.847%	84.996%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	739	47.248%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property originated onxx
The 1st and 2nd installments of xx taxes for 2024 have been paid in the total amount of $17,339.82 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,470.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,470.36 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $616,643.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $616,643.00.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows debt miscalculation. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has xx; BWRX has xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an underdisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is available in the loan file."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points—loan discount fee. The CD dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx, and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $XX,XXX.XX and total expenses are in the amount of $XX,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40460440	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,393.01	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,450.19	5.125%	360	xx	xx	Conventional	Fixed	Purchase	33.016%	33.016%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	773	793	43.106%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $18,617.29 on xx/xx/2024.
The annual installments of water charges for 2025 have been delinquent in the amount of $41.61, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,645.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,450.19 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $358,883.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $358,883.67.
Unable to determine the reason for the default.
As per the tape data, the occupancy is stated as a secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx
BWR2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the lender did not obtain sufficient income documents. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has been xx
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx, and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete due to initial LE is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing Initial LE (Lvl X)     "Initial LE is missing from the loan documents."
* Missing Required Disclosures (Lvl X)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl X)     "Notice of servicing transfer is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64561070	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,241.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,809.15	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	46.448%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd xx taxes for 2024 have been paid in the total amount of $12,241.52 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,809.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,809.15 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $504,820.04.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $504,820.04.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan was originated on xx, and the X-year SOL is expired. BWR has xx
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65312793	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,086.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.80	5.250%	360	xx	xx	Conventional	Fixed	Purchase	94.979%	94.979%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	35.067%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of xx taxes for 2024/2025 has been paid in the amount of $3,543.43 on xx/xx/2025.
The second installment of xx taxes for 2024/2025 is due in the amount of $3,543.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,306.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,566.80 and the interest rate is 5.250%. The current UPB reflected as per the payment history is $262,002.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $262,002.86.
Unable to determine the reason for the default.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Additionally, BWR had xxs. Additionally, BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx
* Cash out purchase (Lvl X)     "The subject loan is purchase case. Final CD dated xx/xx/XXXX reflects cash to in the amount of $XX,XXX.XX."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated onxx and the X-year SOL has expired.

TRID total of payment disclosed on final CD as $XXX,XXX.XX. Calculated total of payments is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX.
Loan estimate dated xx/xx/XXXX does not reflect Transfer Taxes. CD dated xx/xx/XXXX reflects Transfer Taxes at $X,XXX.XX.
This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5260856	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,397.06	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,761.48	5.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	774	38.135%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a UCC lien against the subject property in favor of xx The 1st and 2nd installments of xx taxes for 2025 were paid in the amount of $7,397.06 on xx/xx/2025 and xx/xx/2025. The annual water charges for 2025 are delinquent in the total amount of $286.47, which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,618.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,761.48 with an interest rate of 5.75%. The current UPB reflected as per the payment history is $618,187.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $618,187.03.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2023, the subject property was damaged due to hail on xx/xx/2023. The borrower has filed a claim, and the estimated cost of repairs is $21,653.54. There is no evidence to confirm the current status of repairs.
BWR1 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows income miscalculation. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has xx
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$21,653.54	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5681833	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,198.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,234.54	5.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	749	40.289%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $4,990.63 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,739.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,234.54 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $283,642.46.
As per the comment dated xx/xx/2024, the payments made in May 2024 are borrower payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $283,642.46.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as an OO. Tape shows occupancy misrepresentation. Further details not provided."	* Compliance Testing (Lvl X) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an underdisclosed amount of -$XX,XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is available in the loan file.  The loan failed the TRID total of payment test. The TRID total of payment disclosed on the final CD as $XXX,XXX.XX. The calculated total of payments is $XXX,XXX.XX for an under-disclosed amount of -$XX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate due to it is understated by more than $XXX.

The loan failed the TILA APR test due to the APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by -X.XXX%."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points—loan discount fee. The CD dated xx/xx/XXXX reflects points—loan discount fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   The subject loan is a purchase that originated on xx, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82184341	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,760.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,240.80	5.375%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	635	39.715%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2025 are due in the amount of $7,760.15 on xx/xx/2025 and xx/xx/2025.
The annual installment of xx taxes for 2024 has been paid in the amount of $7,679.89 on xx/xx/2024.
The water charges for 2025 are delinquent in the amount of $12.85, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,056.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,240.80 and the interest rate is 5.375%. The current UPB reflected as per the payment history is $382,689.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $382,689.66.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for the default is a payment dispute.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has  xx. Additionally, BWR1 has xx. Previously, BWR1 was xx.
BWR 2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income was not documented. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL has expired. BWR X has xx
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7607391	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,455.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,490.54	4.625%	360	xx	xx	Conventional	Fixed	Purchase	74.999%	74.999%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	37.553%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
  The 1st and 2nd installments of xx taxes for 2024 have been paid in the amount of $9,455.57 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,490.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,490.54 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $410,498.97.
The PH shows additional principal curtailment from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025 in the total amount of $72,245.54. Collection comments show these are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $410,498.97.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR's income and employment could not be verified. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has xx
																																																																																								* ComplianceEase TILA Test Failed (Lvl X) "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a purchase case, originated onxx, and the X-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18713933	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,169.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,525.56	4.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	43.323%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,169.25 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,400.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,525.56 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $289,953.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $289,953.50.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan did not have a valid AUS. The subject loan was approved at xx.xx%, and LP/AUS available in the file shows a risk recommendation of caution. Further details not provided. Subject originated xx. xXxx last xx months."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated onxx and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
																																																																																								* Missing Initial XXXX_Application (Lvl X) "Initial application signed by the loan originator is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99168126	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,019.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$436.05	2.625%	360	xx	xx	Conventional	ARM	Purchase	31.503%	31.503%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	50.024%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of xx taxes for 2025 has been paid in the amount of $757.86 on xx/xx/2025.
The second, third, and fourth installments of xx taxes for 2025-2026 are due in the amount of $2,264.88 on xx/xx/2025, xx/xx/2026, and xx/xx/2026.
The water/sewer charges are paid on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $763.64(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $436.05 and the interest rate is 2.625%. The current UPB reflected as per the payment history is $101,776.70.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $101,776.70.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx
* Cash out purchase (Lvl X)     "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does reflect a points-loan discount fee. The CD dated xx/xx/XXXX reflects a points-loan discount fee of $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx, and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower income is $X,XXX.XX, and total expenses are in the amount of $XXX.XX, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32321571	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,137.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,879.13	5.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	40.621%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The 1st installment of xx taxes for 2025 has been paid in the amount of $2,068.87 on xx/xx/2025.
The 2nd installment of xxtaxes for 2025 is due in the amount of $2,068.87 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,252.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,879.13 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $305,558.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $305,558.01.
The loan has not been modified since origination.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Assets do not meet guidelines (Lvl x) "Tape shows assets were insufficient. Bank statements in the file show $xxxK in assets satisfy the cash-to-close requirement of $xxK. Further details not provided. Subject originated xx. xXxx last xx months."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79134537	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,468.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,136.24	3.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	683	48.933%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien against the subject property in favor of xx
The first and second installments of xx taxes for 2024 have been paid in the amount of $5,468.40 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,719.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,136.24 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $424,764.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $424,764.15.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has xx. Previously, BWR1 had xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR hasxx, BWRX has xx."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a purchase, originated on xx, and the SOL is X year."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is $XX,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13353169	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$10,432.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,392.19	4.375%	360	xx	xx	Conventional	Fixed	Purchase	68.741%	68.741%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	720	Not Applicable	47.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a credit card judgment against the borrower in favor of xx
There is a UCC lien found against the subject property in favor ofxx
There are three utility liens against the subject property in favor of xx
The first and second installments of xx taxes for 2024 have been paid in the total amount of $10,432.32 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,455.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,392.19 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $456,088.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $456,088.10.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.  The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. The CD dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl X)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50717620	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,090.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,470.30	4.875%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	736	49.997%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The second installment of xx taxes for 2026 is due in the amount of $4,976.31 on xx/xx/2025.
The first installment of xx taxes for 2026 has been paid in the amount of $5,114.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,418.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,470.30 with an interest rate of 4.875%. The current UPB is $442,495.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $442,495.37.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR hasxx
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37104823	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,093.98	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,838.07	4.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	690	47.238%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2025 are due in the amount of $6,093.98 on xx/xx/2025 and xx/xx/2025.
The first and second installments of xxtaxes for 2024 have been paid in the amount of $6,406.30 on xx/xx/2024 and xx/xx/2024.
The annual installment of water charges has been delinquent in the amount of $22.49, which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,443.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,838.07 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $341,863.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $341,863.35.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
BWR2 hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx exceeds Fees threshold of $xx,xxx.xx over by +$x,xxx.xx. The below fees were included in the test:
Document Preparation Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx

The loan fails the Qualified Mortgage Lending Policy points and fees test due to Fees charged ($xx,xxx.xx) exceed the fee threshold of $xx,xxx.xx by $x,xxx.xx.  The below fees were included in the test:
Document Preparation Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows several closing documents are missing from the loan file. Further details not provided. The file shows all important documents like the note, mortgage, final CD, appraisal, credit documents, and title from closing are available in the loan package."
* Missing Initial xxxx_Application (Lvl x) "The initial xxxx signed by the loan originator is missing from the loan files."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a purchase that originated on xx, and the SOL is X year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40527401	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$13,897.28	$12,267.50	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,518.26	5.125%	360	xx	xx	Conventional	ARM	Purchase	86.155%	86.155%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	45.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien found against the subject property in favor of xx
The annual installment of xx taxes for xx/xx/2024 has been delinquent in the total amount of $13,897.28, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,749.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,518.26 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $621,934.24.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $621,934.24.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx. The BK is still active.
As per tape, the subject property is owner-occupied.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $628,700.23 and the value of the collateral is $750,000.00. The unsecured portion is $0.00. The POC was filed by the creditor, xx, with the secured claim amount of $634,910.80 and the arrearage amount of $5,104.25. Thexx. The borrower shall pay a monthly payment of $1,350.00 for 60 months to the trustee under the xx. The bankruptcy case is still active.	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows unable to verify assets. Bank statement in the file shows $xxxK assets satisfy the cash-to-close requirement of $xxxK. Further details not provided. Subject originated xx. xXxx last xx months."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76104434	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,313.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,395.21	4.990%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	40.709%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,067.29 on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,150.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,395.21 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $245,492.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $245,492.96.
As per the comment dated xx/xx/2024, the RFD is a payment dispute. Further details not provided.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape and file show the appraisal report dated xx/xx/xxxx was completed after the closing date xx/xx/xxxx with an appraised value of $xxxK. XXXX shows an estimated value of $xxxK. Current UPB $xxxK."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14449308	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,944.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,530.78	5.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	Not Applicable	46.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien against the subject property in favor of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $8,944.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,360.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,530.78 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $449,827.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $449,827.89.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.

BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated bonus income. Lender defect. Revised DTI XX.XX%. The BWR is employed xx. The subject loan originated xx and the X-year SOL is active, FICO XXX, $X,XXX residual income, $XX.XK in reserves, XxXX since inception and $XXX.XK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47131513	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,236.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,058.02	6.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	797	792	48.094%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 is due in the amount of $1,236.18 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,487.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,058.02 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $332,857.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $332,857.79.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "The loan failed the state regulation late fees test, as the late fee of x% charged on the loan exceeds the threshold of x.xxx%, and it is over by x.xxx%."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape shows assets could not be verified. Bank statements in the file show that including the EMD, total verified assets of $xxK do not satisfy the cash-to-close requirement of $xxK. Subject originated xx. xXxx since inception."			Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75499180	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,264.17	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,359.62	5.625%	360	xx	xx	Conventional	Fixed	Purchase	89.713%	89.713%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	49.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of xx taxes for 2024 have been paid in the total amount of $4,264.17 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,886.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,359.62 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $397,561.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $397,561.57.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation. Revised DTI is XX.X%. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82202413	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,449.46	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,049.60	6.125%	360	xx	xx	Conventional	ARM	Purchase	89.322%	89.322%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	733	44.571%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of $5,449.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,717.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,049.60 and the interest rate is 6.125%. The current UPB reflected as per the payment history is $488,927.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $488,927.48.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
BWR2 has xx
Previously, BWR2 had xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows a TRID violation due to BWR signing closing documents too soon. Infinity compliance report shows the loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided and the initial closing disclosure receipt date was less than three business days before the consummation date."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl x) "The loan program disclosure is missing from the loan document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46979847	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,087.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,812.04	4.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	45.461%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of xx taxes for 2025 has been paid in the amount of $1,032.13 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of xxtaxes for 2025 are due in the total amount of $3,087.75 on xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,218.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,812.04 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $326,387.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $326,387.36.
Unable to determine the reason for default.
According to the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWR hasxx	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39226525	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	XXXX	$0.00	$7,919.45	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$597.18	5.990%	360	xx	xx	Conventional	Fixed	Purchase	28.857%	28.857%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	765	Not Applicable	49.978%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 3 prior credit card judgments against the borrower in favor of xx
There are 4 prior civil judgments against the borrower in favor of xx
There is a credit card judgment against the borrower in favor of xx
The annual installment of xx taxes for 2024 has been paid in the amount of $7,602.67 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,450.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $597.18 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $96,240.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $96,240.57.
As per tape data, the subject property is non-owner-occupied.
As per photo addendum located at xx, the subject property was damaged. The cost of repair is not available. CCs do not show any damage or repair.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx. Additionally, BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender included rental income without a history of receipt. Lender defect. Revised DTI XX.XX%. The BWR is employed with xx and was previously xx. The subject loan originated xx and the X-year SOL is active, FICO XXX, $X,XXX residual income, $XX.XK in reserves, X x XX since inception and $XXX.XK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25172488	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,632.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,143.20	4.990%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	806	44.822%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 was paid in the amount of $2,816.00 on xx/xx/2025.
The 2nd installment of combined taxes for 2024 was due in the amount of $2,816.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,357.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,143.20 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $371,985.06.
As per collection comment dated xx/xx/2024, the payments made in Apr 2024 are borrower payments.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $371,985.06.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx. Previously, BWR1 had xx.  BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows xx. Further details not provided. BWR defect. Subject loan originated on xx, and the X-year SOL is active. BWRX has xx. BWRX has xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase that originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98348263	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$2,609.54	$4,604.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,557.64	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	29.525%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
For parcel # xx
The 1st installment of county taxes from 2023 to 2025 has been paid in the total amount of $5,000.8 on xx/xx/2024 and xx/xx/2025.
The second installment of county taxes for 2023-24 have been delinquent in the amount of $2,343.83, which was due on xx/xx/2024 and is good through xx/xx/2025.
For parcel # xx
The 1st installment of county taxes from 2023 to 2025 has been paid in the total amount of $566.83 on xx/xx/2024 and xx/xx/2025.
The second installment of county taxes for 2023-24 have been delinquent in the amount of $265.71, which was due on xx/xx/2024 and is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,037.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,557.64 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $228,509.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $228,509.23.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
Tape shows the condo building was deemed to be in need of critical repairs and is ineligible for agency approval. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 8 months on the job as xx with xx. Previously, BWR had 1.83 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed with PIW. Tape shows the condo building was deemed to be in need of critical repairs and is ineligible for agency approval. The condo questionnaire is missing from the loan file. The inspection report identifying and confirming the completion of the repairs is missing. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36014547	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,358.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,267.94	10.500%	240	xx	xx	Conventional	Fixed	Cash Out	94.495%	94.495%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	746	43.310%	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2019 and recorded on xx/xx/2020 in the amount of $XXXX with xx.
The 1st installment of county taxes for 2024/2025 has been paid in the amount of $4,179.39 on xx/xx/2025.
The 2nd installment of county taxes for 2024/2025 is due in the amount of $4,179.39 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,267.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,267.94 with an interest rate of 10.500%. The current UPB reflected as per the payment history is $126,364.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $126,364.97.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.50 years on the job as xx with xx. Additionally, BWR1 receives social security income. BWR2 receives SSI and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete)	xx	4: Unacceptable	* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to the APR calculated at XX.XXX% exceeds the APR threshold of XX.XXX% over by +X.XXX%. The subject is a second lien and the first lien is not escrowed. The subject loan originated on xx, and the X-year affirmative defense period is open."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. The current UPB is $xxxK."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase the x% tolerance test. The initial loan estimate dated xx/xx/xxxx does not reflect points - loan discount fee. The final CD dated xx/xx/xxxx reflects points - loan discount fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx, and the x-year SOL is active."
* Loan does not conform to program guidelines (Lvl x)     "Tape and file show the subject originated as a non-QM loan on xx/xx/xxxx, and the appraisal was done after the loan closed on xx/xx/xxxx. Further details not provided."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46835156	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,696.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,904.86	6.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	726	48.894%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second annual installments of county taxes for 2024 have been paid in the total amount of $5,696.14 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,803.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,904.86 with an interest rate of 6.130%. The current UPB reflected as per the payment history is $308,000.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $308,000.03.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 1.33 years on the job as xx with xx. Previously, BWR2 had 2.83 years on the job as xx at xx.
  BWR3 has 10 months on the job as xx at xx. Additionally, BWR3 has 4.08 years on the second job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR's employment could not be verified. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has X.XX years on the job as an associate with Amazon, BWRX has XX months on the job as xx at xxsince inception, and $XXK equity in the subject.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36170697	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$628.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.84	7.375%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	782	768	47.739%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $628.38 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,412.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $733.84 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $105,840.78.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $105,840.78.
As per the tape, the subject property is owner-occupied.
The tape and appraisal report show the subject property is in C5 condition with significant deferred maintenance and a need for substantial repairs. The post-close full appraisal in the file shows the property is in C2 condition with all the repairs completed. CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx for 7.91 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape and appraisal report show the subject property is in Cx condition with significant deferred maintenance and a need for substantial repairs. The post-close full appraisal in the file shows the property is in Cx condition with all the repairs completed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46516011	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,766.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,191.27	7.500%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	663	Not Applicable	54.997%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a child support lien against the borrower in favor of xx, which was recorded on xx/xx/2015. The supportive document does not reflect the lien amount.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $3,766.74 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,592.21 (PITI), which was applied for the due date of xx/xx/2027. The current P&I is $2,191.27 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $310,997.66.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $310,997.66.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceed fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl x) "Tape and the appraisal report show the subject property does not meet FHA requirements for manufactured homes due to the HUD data plate and HUD certification label not being attached to the exterior of the dwelling. Also, wind, roof load, and thermal zones do not meet the minimum HUD requirement for the location of the subject property. Mortgage rider shows affixation. Appraisal report also shows there are x ADUs, and the second double-wide manufactured home is is not on a permanent foundation. The appraiser did not allocate any value to the ADUs and additional MH. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d).

Loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at “xx," the subject property type is a manufactured home. The manufactured home rider attached to the recorded mortgage located at “xx” states that the manufactured home with serial # xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31486323	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,891.97	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$490.75	3.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	42.309%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.000%	$400.86	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a junior mortgage against the subject property that was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $XXXX with xx. There is a writ of fieri facias (civil judgment) against the borrower in favor of xx for the amount of $XXXX recorded on xx/xx/2017. The annual installment of combined taxes for 2024 has been paid in the amount of $1,891.97 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $923.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $400.86 and the interest rate is 3.000%. The current UPB reflected as per the payment history is $109,973.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $109,973.50.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2025, the forbearance plan was approved from xx/xx/2025 to xx/xx/2025. As per the comment dated xx/xx/2025, the HAF funds received are in the amount of $7,000.00.
As per the comment dated xx/xx/2025, the reason for the default is illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
The appraisal report is as-is. The improvement and the photo addendum of the appraisal report show missing sheetrock in the bath area, missing thermostat cover, the utilities were not in service, and the XXXXal systems were not checked. The estimated cost to cure is $200. CCs do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as xx at xx. Previously, BWR had 1.41 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $111,976.24. The monthly P&I is $400.86 with an interest rate of 3.000% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as-is. The improvement and the photo addendum of the appraisal report show missing sheetrock in the bath area, missing thermostat cover, the utilities were not in service, and the XXXXal systems were not checked. The estimated cost to cure is $xxx. xxxxD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. Subject originated x/xx/xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income could not be verified using paystubs. VOE and WX are available in the file. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has X months on the job as xx, and $X,XXX equity in the subject." * Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$200.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2238740	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,799.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,188.69	3.990%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	45.042%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $7,875.50 on xx/xx/2024.
The annual installment of utilities/MUD taxes for 2024 has been paid in the amount of $4,924.02 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,460.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,188.69 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $404,958.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $404,958.56.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as xx at xx. BWR had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows misrepresentation of employment details, as the BWR is xx and was not disclosed at the time of application, and the lender used rental income from the departing residency without proof of rent or security deposits. BWR defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has X months on the job as xx at xx over the last XX months and $XXXK equity in the subject."
* Cash out purchase (Lvl X)     "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to the borrower in the amount of $XX,XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53215289	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,765.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,646.84	6.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	792	44.072%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior notice of child support lien against xx in favor of xx in the amount of $XXXX, which was recorded on xx/xx/2021.
The annual installment of combined taxes for 2024 has been paid in the amount of $11,765.15 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,856.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,646.84 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $432,949.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $432,949.43.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11.66 years on the job as xx at xx.
BWR2 has been xx at xx for 5.41 years and at xx for 5.41 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX% DTI. The Lender miscalculated income. Lender defect. Revised DTI XX.XX%. The subject loan originated xx and the X-year SOL is active. The BWR is employed with xx for XX.X years, BWR X is xx with xx for X years and xx for X years. FICO XXX, $X,XXX residual income, $XXK in reserves, XXXX since inception and $XXK equity in the subject."	* Settlement date is different from note date (Lvl 1) "Final CD reflects the closing date as xx/xx/2023. The notary's signature date on the mortgage/deed of trust is xx/xx/2023. Note date is xx."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6397153	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,439.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,862.10	7.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	No	Yes	788	Not Applicable	32.041%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first, second, and third installments of county taxes for 2024 have been paid in the amount of $1,439.94.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,032.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,862.10 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $259,551.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $259,551.92.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has 8.91 years on the job as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The subject is a condotel unit at xx, located in xx. The project has amenities such as a heated pool and spa, fitness center, and full rental management. XXXX search shows an estimated value of $xxxK. The current UPB is $xxxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93522642	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,277.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.12	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	749	717	49.715%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior judgment against the borrower in favor of xx, in the amount of $XXXX, which was recorded on xx/xx/2007.
There is one junior credit card judgment against the borrower in favor of xx, in the amount of $XXXX, which was recorded on xx/xx/2025.
The first installment of county taxes for 2025 has been paid in the amount of $1,138.56 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,138.56 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,040.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,773.12 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $247,325.32.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $247,325.32.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 14.58 years on the job as xx with xx. Additionally, BWR1 receives social security income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated rental income. Lender defect. Revised DTI XX.XX%. The BWR is employed with xx for XX years and receives SSI, BWR X receives SSI. The subject loan originated xx and the X-year SOL is active. FICO XXX. $X,XXX residual income. $XXK in reserves. $XXK equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84247877	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,444.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,952.31	7.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	694	Not Applicable	46.717%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual installments of county taxes for 2024 have been paid in the amount of $3,306.62 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,853.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,952.31 with an interest rate of 7.500%. The current UPB is $564,830.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $564,830.50.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has been xx as xx for 3.41 years. Additionally, BWR has been xx for 6.16 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows an IPC violation, as the seller credit of $xx,xxx.xx on the final CD exceeds the closing cost of $xx,xxx.xx by $x,xxx.xx. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73921344	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,281.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,798.65	6.000%	360	xx	xx	VA	Fixed	Refinance	71.429%	71.429%	Full Documentation	Not Applicable	XXXX	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	757	38.882%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, the prior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,281.80 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,056.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,798.65 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $295,057.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $295,057.89.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives VA benefits income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape and file show subject did not meet the VA xxx-day seasoning period. Subject closed on xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15459627	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,547.86	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,134.11	6.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	655	41.820%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2016. The amount of the lien is not mentioned on the supportive document.
The first installment of county taxes for 2025 has been paid in the amount of $3,547.86 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $3,547.86 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,965.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,134.11 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $342,946.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $342,946.89.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.41 years on the job as xx with xx. BWR2 has 29.41 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase the x% tolerance test. The initial LE dated xx/xx/xxxx does not reflect a verification fee. The final CD dated xx/xx/xxxx reflects a verification fee of $xx.xx. This is an increase in fee of xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   TRID violation test failed due to a decrease in lender credit on the final closing disclosure dated xx/xx/xxxx. The initial CD dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. The final CD dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. This is a decrease of -$x,xxx.xx for a fee that has a x% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the x-year SOL is active."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows the subject loan is not insurable, and a notice for return (NOR) was issued for the subject loan as the SSN verification for the BWRx failed. File shows BWRx and BWRx are permanent resident alien and not US citizens. Photo ID of BWRx is available in the loan file. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24453451	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,675.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,814.92	5.490%	360	xx	xx	Conventional	Fixed	Refinance	84.881%	84.881%	Full Documentation	Yes	Other	xx	12.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	55.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2025 are due in the amount of $2,675.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,147.42, which was applied for the due date of xx/xx/2025. The current P&I is $1,814.92 with an interest rate of 5.49%. The current UPB reflected as per the payment history is $315,384.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $315,384.87.
As per tape data, the subject property is owner-occupied.
The appraisal report is completed as is. The photo addendum shows the peeling paint on the exterior. The cost of repair is not available. No evidence is available to confirm the current status of repairs. CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.25 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender used XXX% of the lease amount for rental income of an ADU unit without a history. Lender defect. Revised DTI XX.XX%. The BWR is employed with xx as xx for X.X years. The subject loan originated xx and the X-year SOL is active, FICO XXX, $X,XXX residual income, XXXX since inception and $XXK equity in the subject (LTV XX%)."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Appraisal report is as is. Photo addendum shows peeling paint on the exterior of the property. The estimated cost to cure is not available in the loan file. xxxxD report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl x)     "Tape and review of the file shows subject loan does not meet RefiNow loan program guidelines, as BWRs on the subject loan are not the same when they purchase the property. As per the recording sequence, the loan origination is correct. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97785640	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,073.89	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,582.08	6.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	Yes	778	Not Applicable	38.991%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $12,073.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,256.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4582.08 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $693,933.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $693,933.33.
As per seller’s tape data, the subject property occupancy is secondary.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 7.5 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "The tape and file show the LE and initial CD issued on xx/xx/xxxx were received on xx/xx/xxxx after the delivery of the revised CD issued on xx/xx/xxxx. Infinity compliance report shows the loan failed TRID delivery and timing tests. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the TRID disclosure delivery date validation test. The loan contains one of the following conditions: A revised loan estimate delivery date is on the initial closing disclosure.

The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan fails the Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx,xxx.xx, exceed the fees threshold of $xx,xxx.xx by $xx,xxx.xx.  The below fees were included in the test:
Administration Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Tax Service Fee paid by Borrower: $xx.xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xx,xxx.xx. This is an increase in fee of $xx,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/xxxx, and the SOL is x year."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged ($xx,xxx.xx) exceed the fees threshold of $xx,xxx.xx by $xx,xxx.xx.  The below fees were included in the test:
Administration Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Tax Service Fee paid by Borrower: $xx.xx"
																																																																																							* Settlement date is different from note date (Lvl x) "The final CD reflects the closing date as xx. The notary's signature date on the mortgage/deed of trust is xx. Note date is xx."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8349833	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,983.33	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$836.77	6.499%	360	xx	xx	Conventional	Fixed	Cash Out	57.565%	57.565%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	31.474%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
For Parcel #xx
The annual installment of county taxes for 2025 is due in the amount of $113.88 on xx/xx/2025.
The annual installment of school taxes for 2025 is due in the amount of $1,869.45 on xx/xx/2025.
The annual installment of city taxes for 2025 is to follow.
Parcel # xx
The annual installment of county taxes for 2025 is due in the amount of $1.94 on xx/xx/2025.
The annual installment of school taxes for 2025 is due in the amount of $31.91 on xx/xx/2025.
The annual installment of city taxes for 2025 is to follow.
Parcel # xx
The annual installment of county taxes for 2025 is due in the amount of $1.94 on xx/xx/2025.
The annual installment of school taxes for 2025 is due in the amount of $31.91 on xx/xx/2025.
The annual installment of city taxes for 2025 is to follow.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $836.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $836.77 with an interest rate of 6.499%. The current UPB reflected as per the payment history is $131,173.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $131,173.26.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as xx at xx. Previously, BWR had 6.5 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The copy of the appraisal report is illegible as the pages of the appraisal are cut out at the edges. Tape shows an ineligible condo project. Review of appraisal shows some water leakage over time on the condo building, some balcony work in need of repair. No structural damage. The inspection report verifying the completion of work is missing. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $x,xxx.xx, exceeding the fees threshold of $x,xxx.xx by +$x,xxx.xx.  The below fees were included in the test: Points—loan discount fee paid by borrower: $x,xxx.xx Tax service fee paid by borrower: $xx.xx Underwriting fee paid by borrower: $x,xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the x-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceed the fees threshold of $x,xxx.xx by +$x,xxx.xx.  The below fees were included in the test: Points—loan discount fee paid by borrower: $x,xxx.xx Tax service fee paid by borrower: $xx.xx Underwriting fee paid by borrower: $x,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87341190	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$387.81	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,814.20	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	773	40.571%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $387.81 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,286.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,814.20 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $705,633.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $705,633.90.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
According to the tape data, the subject property is owner-occupied.
BWR has been SE for 2.41 years as xx with xx. Additionally, BWR has 1.25 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	3: Curable		* Transmittal (xxxx) is Missing (Lvl x) "The transmittal summary at the origination time is missing from the loan documents. The post-close transmittal summary is available at xxxxxxxxx_XXXX.pdf_Pg#xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows BWR xx and salaried income miscalculation. Also, the lender did not document tax returns for additional businesses owned by BWR. The revised DTI is XX.XXX%. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWR has been xx for X.XX years as xx. Additionally, BWR has X.XX years on the job as xx with xx, FICO XXX, XXXX since inception, and $XXK equity in the subject, and $X,XXX residual income. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42408710	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.52	5.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	743	808	48.993%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The taxes are to follow.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $994.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $915.52 with an interest rate of 5.50%. The current UPB reflected as per the payment history is $160,711.10.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $160,711.10.
As per tape, the property occupancy is stated as investment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The subject loan is NOO and approved at xx.xx%. The tape shows the subject loan was underwritten according to agency guidelines and is not eligible for sale for agencies. Further details not provided."
																																																																																							* Missing Required Disclosures (Lvl x) "Note was signed as members of the LLC only and not in their individual capacity. There is no personal obligor on the note, no guarantee and no LLC loan approval."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved at XX.XX% using individual BWR DTI. Note was signed as members of the LLC only and not in their individual capacity. There is no personal obligor on the note and no guarantee. Lender defect. Subject originated xx and the X year SOL is active. XXXX since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92616687	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.52	5.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	743	808	48.942%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been exempted.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $989.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $915.52 with an interest rate of 5.50%. The current UPB reflected as per the payment history is $160,711.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $160,711.10.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.

BWR1 has 12.83 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The subject loan is NOO and approved at xx.xx%. The tape shows the subject loan was underwritten according to agency guidelines and is not eligible for sale for agencies. Further details not provided."
																																																																																							* Missing Required Disclosures (Lvl x) "Note was signed as members of the LLC only and not in their individual capacity. There is no personal obligor on the note, no guarantee and no LLC loan approval."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved at XX.XX% using individual BWR DTI. Note was signed as members of the LLC only and not in their individual capacity. There is no personal obligor on the note and no guarantee. Lender defect. Subject originated xx and the X year SOL is active. XXXX since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37931942	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,693.39	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,027.90	6.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	797	Not Applicable	49.912%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2026 have been paid in the amount of $5,693.39 on xx/xx/2025.
The annual utilities/MUD charges for 2026 are due in the amount of $41.18 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,529.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,027.90 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $329,054.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $329,054.83.
As per the seller’s tape data, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.5 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl x) "Tape shows sufficient funds at closing were not satisfactorily verified. Tape and bank statements show $xxxK (savings account and EMD) in assets does not satisfy the cash to close required of $xxxK (cash to close on CD $xxxK and the subject transaction also requires reserves in the amount of $xx,xxx. Verified asset shortfall for $xxK at closing, xXxx since inception."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74140391	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,135.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,449.04	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	654	53.561%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,135.02 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,318.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,722.61 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $286,413.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $286,413.12.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 7 months on the job as xx. Previously, BWR1 had 1.58 years on the job as xx at xx.
BWR2 has 7 months on the job as xx at xx. BWR2 had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows subject loan was deemed ineligible as the BWR income is from xx. Further details not provided. Subject originated xx. xXxx since inception."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan documents."	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD dated xx reflects cash to in the amount of $XXX.XX."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94677560	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$540.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,377.02	6.875%	360	xx	xx	Conventional	Fixed	Purchase	62.644%	62.644%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	792	780	41.447%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2024 have been paid in the amount of $540.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,550.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,377.02 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $205,754.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $205,754.34.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 17.5 years on the job as xx with xx.
BWR2 has 6.83 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "The loan fails the brokerage/finder fee test due to fees charged of $x,xxx.xx. Exceeds the fees threshold of $x,xxx.xx by $x,xxx.xx. The below fees were included in the test: Loan Origination Fee paid by Seller: $xxx.xx Points—Loan Discount Fee paid by Seller: $x,xxx.xx Processing Fee paid by Seller: $xxx.xx"
																																																																																							* Occupancy concerns - (Lvl x) "The subject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows the lender did not verify BWR primary rental housing expenses. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has XX.X years on the job as xx with xx BWRX has X.XX years on the job as xx with xx, FICO XXX, XXXX since inception, $XXXK equity in the subject, and $X,XXX residual income."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11949554	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$879.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,066.04	5.250%	360	xx	xx	Conventional	Fixed	Purchase	88.212%	88.212%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	49.953%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $879.12 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,293.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,066.04 with an interest rate of 5.250%. The current UPB is $370,214.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $370,214.31.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 5.91 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX%. Tape shows bonus income miscalculation. Revised DTI is XX%. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has X.XX years on the job as xx with xx FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10878979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$733.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,902.04	5.500%	360	xx	xx	Conventional	Fixed	Purchase	59.821%	59.821%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	39.049%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is no active junior mortgage that has been found.
The 1st installment of county taxes for 2024/2025 is paid in the amount of $733.14 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,046.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,902.04 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $327,059.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,902.04 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $327,059.55.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.66 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows subject is NOO as BWR listed the subject property for rent after closing. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows the subject is NOO as BWR listed the subject property for rent after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx, and the X-year SOL is active. BWR has X.XX years on the job as xx with xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34430240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,860.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,733.89	4.500%	360	xx	xx	VA	Fixed	Purchase	102.150%	102.150%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	49.302%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 are due in the amount of $1,860.11 on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,934.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,733.89 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $339,472.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $339,472.73.
As per the servicing comment dated xx/xx/2025, the reason for default is payment dispute.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Cash out purchase (Lvl x) "The subject loan is a purchase case. The final CD dated xx/xx/xxxx reflects cash to in the amount of $x,xxx.xx."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the loan is uninsurable, as the VA issued the COE in error and the BWR is not eligible for survivor spouse benefits."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "The VA guaranty certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55769327	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$83.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,557.64	4.990%	360	xx	xx	Conventional	Fixed	Purchase	92.516%	92.516%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	76.893%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $83.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,785.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,557.64 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $288,726.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $288,726.96.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 11 months on the job as xx.
Previously, BWR had 1.25 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Tape and file show the subject loan was approved as a portfolio loan at XX.XX% due to a UW error. Lender defect. Further details not provided. The subject loan originated on xx, and the X-year SOL is active. BWR has XX months on the job as xx at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."	* ComplianceEase TILA Test Failed (Lvl x) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97811479	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$351.60	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,372.69	4.750%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	618	55.843%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $351.60 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,571.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,372.69 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $257,214.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $257,214.88.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.66 years on the job as xx with xx.
BWR2 has 1 year on the job as xx with xx.
Previously, BWR2 was a full-time student at xx between xx for 2.41 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As per the tape, the VOM provided by the Agency reflects xx late payments within the last xx months and the notes state that the borrower pays sporadically and makes a lump sum payment to bring the account current. According to the tape as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13163452	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$264.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,165.72	4.990%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	28.960%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $264.15 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,270.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,165.72 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $216,346.65.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $216,346.65.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape and file show the appraisal report delivered on xx/xx/xxxx was not delivered x days prior to the consummation date of xx/xx/xxxx. The AUS submission was inadvertently marked as "YES" for the appraisal inspection waiver, although BWR had indicated "NO" for the AIR waiver disclosure. Further details not provided."	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash in the amount of $X,XXX.XX."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78713085	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,051.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,788.75	7.999%	360	xx	xx	Conventional	Fixed	Purchase	54.935%	54.935%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	No	725	Not Applicable	49.912%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 are due in the total amount of $5,051.34 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,513.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,788.75 with an interest rate of 7.999%. The current UPB reflected as per the payment history is $242,460.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $242,460.09.
As per the tape data, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx for 7.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated bank statement income. Lender defect. Revised DTI XX.XX%. The BWR is xx with xx. for X.X years. The subject loan originated xx and the X-year SOL is active, FICO XXX, $X,XXX residual income, and $XXXK equity in the subject. XXXX since inception."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date (xx/xx/xxxx) is less than three business days before the consummation date (xx/xx/xxxx)."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows TPR exception. Further details not provided."
* Missing flood cert (Lvl x)     "Flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl x) "As per the appraisal report, which is located at “xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation. Schedule B of the short-form policy, which is located at xx, reflects that the mobile home installation is on a foundation system, which was recorded on xx/xx/xxxx in instrument #xxxx-xxxxxx."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated of X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed.

																																																																																								Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated of X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31464988	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,430.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,245.23	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	38.850%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $5,430.02 on xx/xx/2024 and xx/xx/2025, respectively. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,245.23 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $3,245.23 with an interest rate of 7.625%. The current UPB is $456,477.05.	Collections Comments: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $456,477.05. No details pertaining to the damage to the subject property have been observed. As per tape data, the subject property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date is less than six business days before the consummation date."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows TPR exception. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57611056	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,177.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,867.78	7.375%	360	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	49.503%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of $XXXX
There is a hospital lien against the borrower in favor of xx, which was recorded on xx/xx/2025, in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $21,177.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,867.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $ $3,867.78 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $550,479.66.	Collections Comments:According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $550,479.66.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx for 5.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows rental income miscalculation. The revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWR has been xx for X.XX years at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
* Cash out purchase (Lvl X)     "The subject loan is a purchase case. The final CD, dated xx/xx/XXXX, reflects cash to in the amount of $X,XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17352117	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$405.20	$405.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,128.12	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	794	32.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $490.28 on xx/xx/2024 and xx/xx/2025.
The 1st installment of county taxes for 2025 has been delinquent in the total amount of $405.20, which is good through xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $405.19 on xx/xx/2026.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $2,419.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,128.12 with an interest rate of 6.875%. The current UPB is $318,409.22.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $318,409.22.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.50 years on the job as xx at xx.
BWR2 has 8.58 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing Required Disclosures (Lvl x) "The settlement service providers list is missing from the loan documents"
																																																																																							* Property Marketability Issues (Lvl x) "The tape and appraisal report show the subject property is located in LAVA zone x and is not eligible for sale to FNMA, and the loan was too aged to be resold to Freddie Mac. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37837913	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$182.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,355.00	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	815	Not Applicable	49.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The subject mortgage was re-recorded on xx to correct the county name on the subject mortgage from "xx".
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $182.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,543.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,355.00 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $214,573.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $214,573.28.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.58 years on the job as xx. Previously, BWR had 1 year on the job as xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated variable income. Revised DTI XX.XX%. The BWR is employed with xx as xx for X.X years. The subject loan originated xx and the X-year SOL is active, FICO XXX, $X,XXX residual income, $XXX in reserves and $XXK equity in the subject."		* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$X,XXX.XX."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82096728	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,381.50	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,414.36	6.490%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	46.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,680.00 on xx/xx/2025.
The annual installment of school taxes for 2025 is due in the amount of $3,667.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,947.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,414.36 and the interest rate is 6.490%. The current UPB reflected as per the payment history is $221,706.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $221,706.83.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "Tape shows net proceeds from the sale of home were short and did not meet the reserve guidelines. Review of the file shows total available assets per DU of $xxxK satisfy the cash-to-close requirement of $xxK. Further details not provided. Subject originated xx. xXxx since inception."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the xx license validation test."
* Missing Initial xxxx_Application (Lvl x)     "The initial xxxx application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1879794	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,134.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,242.75	6.625%	360	xx	xx	VA	Fixed	Cash Out	58.109%	58.109%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	35.343%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of 2024 taxes for the county has been paid in the amount of $1,134.24 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,387.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,242.75 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $193,741.58.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $193,741.58.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject property is owned free and clear, with no existing liens. VA guidelines do not permit cash-out refinancing on unencumbered properties. The current loan is not covered by mortgage insurance. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42004455	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,924.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,439.07	7.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	757	738	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $3,582.50 on xx/xx/2025 and xx/xx/2024.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of $10,924.29 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,914.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,439.07 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $778,114.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $778,114.42.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has been xx for 7.25 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows early payment default due to miscommunication. Tape also shows that BWR was xxxx in the last xx months. As per payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95496137	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,068.69	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,002.39	7.125%	360	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	45.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,641.77 on xx/xx/2025.
The annual installments of other taxes for 2024 have been paid in the total amount of $4,426.92 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,002.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,002.39 with an interest rate of 7.125%. The current UPB reflected as per the seller’s tape data is $587,673.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $587,673.00.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR post-closing employment with a start date of xx/xx/2024 as xx with xx. Additionally, BWR receives pension and xx income. Previously, BWR had 17.16 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated rental income and qualified with IRA distribution income that was not supported with a X year continuance. Revised DTI XX.XX%. The BWR was starting a new job with xx as xx after closing, receives rental and Pension income. The subject loan originated xx and the X-year SOL is active, FICO XXX, $XXXX residual income, $XK reserves and $XXXK equity in the subject."		* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64362251	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,343.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,525.30	7.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	675	43.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 were paid in the amount of $1,343.42 on xx/xx/2025 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,972.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,525.30 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $647,427.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $647,427.25.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives trust income. BWR2 has 25.66 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows trust does not have X year history of payouts. Lender defect. The tape reflects an increased DTI of XXX.XX%. Further details are not provided. The subject loan originated on xx, and the X-year SOL is active. BWRX receives trust income. BWRX has XX.XX years on the job as xx with xx. FICO XXX, XXXX since inception, and $XXXK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx. The notary's signature date on the mortgage/deed of trust is xx. Note date is xx."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64136097	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,515.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,677.95	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	809	42.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of 2025 taxes for the county have been paid in the total amount of $2,515.44 on xx/xx/2025 and xx/xx/2025, respectively.
The annual installment of water charges is due in the amount of $64.95 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,093.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,677.95 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $570,793.23.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $570,793.23.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been xx for 16 years at xx.
BWR2 has 10.66 years on the job as xx at xx. Additionally, BWR2 receives tip income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Tape and review of the appraisal report show the subject is ineligible due to structural, health, and safety issues not being addressed, as the improvement features deferred maintenance and physical depreciation due to excavation and radon work. Tape and CD show $XXXX paid at closing for excavation and radon. Total cost to cure not provided. An inspection report by a qualified professional addressing the safety, soundness, and habitability of the subject property confirming the work has been completed is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The file is missing the Sch C to determine the BWR’s income. Revised DTI with BWR X only XX.XX%. Lender defect. The BWR is xx with xx for XX years, BWR X is employed with xx for XX.X years. The subject loan originated xx and the X-year SOL is active, FICO XXX, $X,XXX residual income, $XXK in reserves, XXXX since inception and $XXXK equity in the subject."
																																																																																								* Cash out purchase (Lvl X) "The subject loan is purchase case. Final CD reflects cash to borrower in the amount of $X,XXX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7889353	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,146.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,307.53	7.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	96.791%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	752	49.475%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx in the amount of $XXXX, which was originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument xx. The 1st installment of county taxes for 2024/2025 has been paid in the amount of $3,146.29 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,256.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,307.53 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $313,585.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $313,585.58.
As per the tape data, the subject property is owner-occupied.
The appraisal report in the loan file is as-is. The photo addendum of the appraisal report shows the crawlspace and wall near the sump have peeling paint. The estimated cost to cure is in the amount of $150.00. CCs do not show damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx at xx for 4.66 years and at xx for 1.33 years.
BWR2 has been xx for 8.66 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as-is. The photo addendum of the appraisal report shows peeling paint on the crawlspace and wall near the sump. The estimated cost to cure is $xxx.xx. xxxxD report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved as OO at XX.XX%. Tape shows occupancy misrepresentation as the lender used rental income from BWRX departure residence while the BWRX continued to reside in the departure property. Excluding the rental income, the revised DTI is XX%. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has been xx for X.XX years at xx. BWRX has been xx for X.XX years at xx, FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$150.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20147031	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,516.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,919.40	4.250%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	42.558%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior civil judgment against the borrower in favor of the “xx” which was recorded on xx/xx/2019. The judgment amount is not mentioned. The first installment of combined taxes for 2025 has been paid in the amount of $5,516.48 on xx/xx/2025. The second installment of combined taxes for 2025 is due in the amount of $5,516.48 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,894.06 (PITI), which was applied to the due date of xx/xx/2025. The current P&I is $4,919.40 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $923,355.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $923,355.29.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
As per collection comment dated xx/xx/2024, the subject property was damaged due to fire on xx/xx/2024. The BWR filed an insurance claim for an approximate amount of $22,222.53. Comment dated xx/xx/2024 shows 100% structural repairs have been completed. Further details are not provided.
BWR has 8.67 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan closed as a renovation loan, and property renovations were completed. Appraisal report dated xx/xx/xxxx confirms that the subject has been completed."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,335.46	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3309212	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,781.87	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,296.70	6.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	100.684%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	44.047%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
There is one junior mortgage open against the subject property in the amount of $XXXX which was recorded on xx/xx/2025 in favor of xx.
The first installment of county taxes for 2026 has been paid in the amount of $1,390.94 on xx/xx/2025.
The second installment of county taxes for 2026 is due in the amount of $1,390.94 on xx/xx/2025.
The water and sewer charges have been delinquent in the amount of $165.12, which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,296.70 with an interest rate of 6.250%. The current UPB reflected as per the tape data is $210,600.00.	Collections Comments:The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $210,600.00.
As per the tape data, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
BWR has 5 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report is as is. Tape shows the subject condo project is non-warrantable due to incomplete foundation repairs. The condo questionnaire shows a need for foundation repairs. XXXXD or an inspection from a licensed professional confirming the completion of repairs and the structural integrity of the condo buildings is missing from the loan documents. The final CD does not reflect the escrow holdback."		* LTV / CLTV > XXX% (Lvl X) "Collateral value used for underwriting: xx. Amount of secondary lien(s): $XXXX. Loan amount: xx. LTV / CLTV = xx / xx. Current UPB is $XXXK."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96156492	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,676.61	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.64	6.990%	360	xx	xx	Conventional	Fixed	Purchase	62.264%	62.264%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	787	Not Applicable	33.855%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $3,676.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, with the first payment date on xx/xx/2025. According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,096.64 with an interest rate of 6.990%. The current UPB reflected as per the tape is $165,000.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, with the first payment date on xx/xx/2025. According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $165,000.00.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has been xx for 12.08 years with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The loan is closed without an appraisal. The tape and condo questionnaire show the condo project needs repairs for seawall & structural concrete, garage & flood recovery work, roofing & gutters, patio pavers, stairs & fencing, HVAC, landscaping & irrigation, and civil & utility infrastructure. Also, the condo project is involved in active litigation with the dock owners association over seawall responsibility. Inspection of the report by a licensed professional confirming the completion of repairs and the structural integrity of the building is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl x) "The TRID total of payment disclosed on the final CD is $xxx,xxx.xx. The calculated total of payments is $xxx,xxx.xx for an under-disclosed amount of -$xxx.xx. The disclosed total of payments of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
																																																																																							The subject loan is a purchase case, originated on xx, and the x-year SOL is active."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55662374	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,585.54	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,933.89	7.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	42.041%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $1,792.77 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,792.77 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,296.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,933.89 and the interest rate is 7.375%. The current UPB reflected as per the payment history is $278,480.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $278,480.83.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.5 years on the job at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows rental income miscalculation as the lease agreement is missing from the loan documents. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has X.X years on the job at xx, FICO XXX, XXXX since inception, and $X,XXX residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51517606	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$1,560.27	$2,878.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,254.74	6.250%	360	xx	xx	FHA	Fixed	Purchase	101.722%	101.722%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	651	42.771%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of $2,878.04 on xx/xx/2024 and xx/xx/2025.
The 1st installment of county taxes for 2023-2024 has been paid in the amount of $1,409.34 on xx/xx/2023.
The 2nd installment of county taxes for 2023-2024 is delinquent in the amount of $1,560.27, which was due on xx/xx/2024 and is good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,864.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,254.74 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $360,746.80.
As per the servicing comment dated xx/xx/2025, the payments made in the month of Jun-25 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $360,746.80.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 4.5 years on the job at xx.
CO-BWR has 6 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan does not meet the FHA $xxx downpayment mortgage program requirements, as the prior loan was financed under the HUD xxx program. File shows BWRs have no existing FHA loans and no REO property. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan documents."	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD, dated xx/xx/XXXX, reflects cash to be in the amount of $X,XXX.XX."
* LTV / CLTV > XXX% (Lvl X)     "Collateral value used for underwriting: $XXX,XXX.XX. Loan amount: xx. LTV / CLTV = xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54925064	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,952.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,183.79	7.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	48.008%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx.
There is an active state tax lien that is prior to the subject mortgage against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of $XXXX
The annual combined taxes for 2024 have been paid in the amount of $9,952.76 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,391.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,183.79 with an interest rate of 7.125%. The current UPB is $615,372.28.	Collections Comments:According to collection comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $615,372.28.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx for 5 years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX%. Tape shows supporting documents for undisclosed federal debt acknowledged in the declaration section of the final application are missing. Also, tape shows BWR is xx as a xx, and supporting documents conforming ownership percentage in the business are missing from the loan documents. Online search shows BWR is a xx as business was acquired by a private equity firm. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has been xx for X years with xx, FICO XXX, and $XXK equity in the subject. XXXX since inception."	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Kansas license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88049167	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,134.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$484.55	3.500%	120	xx	xx	Conventional	Fixed	Cash Out	55.682%	55.682%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	24.292%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.500%	$97.72	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/1998 and recorded on xx/xx/1998 in the amount of $XXXX with xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2016 in the amount of $XXXX
The first installment of county taxes for 2024/2025 has been paid in the amount of $1,067.37 on xx/xx/2025.
The second installment of county taxes for 2024/2025 is due in the amount of $1,067.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $456.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $97.72 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $6,665.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $6,665.66.
As per the comment dated xx/xx/2024, the RFD is a payment adjustment.
As per the seller's tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. The BK was discharged on xx and terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $26,227.00 and the value of the collateral is $59,400.00. The unsecured portion is $0.00. The BK was discharged on xx and terminated on xx.	The modification agreement was made between the borrower and the lender on xx/xx/2022. As per the modified term, the new principal balance is $9,881.91. The monthly P&I is $97.72 with an interest rate of 3.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2032. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape defect reflects low balance buyout. As per PH the current UPB is $x,xxx.xx. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed the TILA finance charge test. Finance charge disclosed on final TIL is $X,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL is $X,XXX.XX. Calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$XXX.XX

Loan failed TILA APR test due to APR calculated X.XXX% exceeds APR threshold X.XXX% under disclosed by -X.XXX%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18079968	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	$0.00	$728.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$454.79	8.790%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$285.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 junior mortgages against the subject property. The first junior mortgage was originated on xx/xx/2015 and recorded on xx/xx/2016 with Instrument # xx in the amount of $XXXX
There is one junior credit card judgment against the borrower in favor of xx, in the amount of $XXXX, which was recorded on xx/xx/2024.
There are two prior state tax liens against the borrower in favor of xx in the total amount of $XXXX, which were recorded on xx/xx/1992 and xx/xx/2000.
There are two junior state tax liens against the borrower in favor of xx in the total amount of $XXXX, which were recorded on xx/xx/2020 and xx/xx/2021.
The 1st installment of county taxes for 2024 has been paid in the amount of $364.29 on xx/xx/2025.
The 2nd installment of county taxes for 2024 has been partially paid in the amount of $245.34 on 0xx/xx/2025, and the remaining balance is due in the amount of $118.95 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $391.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $224.58 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $21,162.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $21,162.57.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. The BK was dismissed on xx and terminated on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $23,082.00, and the value of the collateral is $105,300.00. The unsecured portion is $0.00. The POC was filed on xx, with the secured claim amount of $23,087.33 and the arrearage amount of $810.38. The Chapter 13 plan was filed on xx. The debtor shall pay the trustee the amount of $250.00 monthly for 48 months. There is no comment indicating a cramdown. The BK was dismissed on xx and terminated on xx.	The step modification agreement was signed between the borrower, xx, and lender, xx, with an effective date of xx/xx/2011, and the new modified unpaid principal balance is $57,134.06. The modified monthly P&I of $215.59 with an interest rate of 2.00% starting on xx/xx/2011, which will be changed in 4 steps until the new maturity date of xx/xx/2040. The rate will change in 4 steps, which end with 4.750%. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with the itemization of fees and the estimated HUD-x, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "The defect reflects low balance buyout. As per PH the current UPB is $xx,xxx.xx. Further details not provided."	* Final TIL Missing or Not Executed (Lvl X) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl X)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing credit report (Lvl X)     "The credit report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76581605	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,849.23	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$406.09	10.750%	240	xx	xx	Conventional	Fixed	Cash Out	77.581%	77.581%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	755	23.563%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2024. The prior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx.
The first and second installments of combined taxes for 2024 have been paid in the amount of $3,849.23 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $406.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $406.09 with an interest rate of 10.750%. The current UPB reflected as per the payment history is $27,561.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $27,561.37.
As per the servicing comment dated xx/xx/2024, the reason for default is a servicing problem.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as xx with xx. Previously, BWR1 had 4 years on the job as xx at xx.
BWR2 has 2.08 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* Loan does not conform to program guidelines (Lvl x)     "The seller’s tape data shows early payment default. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx."
* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%. The subject loan is a second lien. The first lien is escrowed."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98411540	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,519.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.66	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	84.211%	84.211%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	22.744%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,572.91 on xx/xx/2025.
The annual installment of combined taxes for 2025 is due in the amount of $1,519.72 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $696.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $505.66 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $36,040.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $36,040.96.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at “xx,” the subject property type is a manufactured home. The ALTA X endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."		* ComplianceEase State Regulations Test Failed (Lvl X) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50832980	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,691.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$392.66	10.250%	240	xx	xx	Conventional	Fixed	Cash Out	60.596%	60.596%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	783	36.840%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx
The annual installment of combined taxes for 2025 has been paid in the amount of $1,691.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $385.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $385.21 with an interest rate of 9.970%. The current UPB reflected as per the payment history is $37,512.76.
PH shows large transaction on Sept 2024. As per the seller's response these are borrower paymemts.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $37,512.76.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The foreclosure was initiated in xx with the loan. The request for notice of foreclosure located at (xx) was filed on xx. Further details were not provided.
No post-close bankruptcy record has been found.
BWR1 has 20.08 years on the job as xx with xx.
BWR2 has 9 months on the job as xx with xx. Previously, BWR had 2 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB $xxK."
* Compliance Testing (Lvl x)     "The tape and Infinity compliance report show the loan failed state regulations interest rate test."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan failed the interest rate test due to the APR calculated at xx.xxx%, exceeding the APR threshold of x.xxx% by +x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $xx,xxx.xx. The calculated finance charge is $xx,xxx.xx for an undisclosed amount of -$xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.
The loan failed the TILA Foreclosure Rescission Finance Charge Test due to the calculated finance charge of $xx,xxx.xx exceeds the disclosed finance charge of $xx,xxx.xx by an undisclosed amount of -$xx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx/xx/xxxx does not reflect the transfer taxes. The CD dated xx/xx/xxxx reflects transfer taxes at $xx.xx. This is a cumulative increase in fee of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/xxxx, and the x-year SOL is active."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)); an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).
																																																																																								The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at XX.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."		Moderate	Pass	Fail	No Result	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6621201	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,106.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.27	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	79.417%	79.417%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	44.845%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xxr.
There is an active prior mortgage against the subject property originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xx
The 1st installment of county taxes for 2025 has been paid in the total amount of $1,106.00 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,106.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $461.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $461.95 with an interest rate of 10.411%. The current UPB reflected as per the payment history is $38,886.18.
As per the seller's response, the payments made in the month of Sept-24 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $38,886.18.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 19.83 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $xxK."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan failed the interest rate test due to the APR calculated at xx.xxx%, exceeding the APR threshold of xx.xxx% by +x.xxx%."
* Homeowner's Counseling disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows MN Code Violation. Minnesota Code Ann. § xx.xx xa (Usury Rate), Further details not provided."
																																																																																							* Missing Required Disclosures (Lvl x) "A list of settlement service providers is missing from the loan file."	* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is non escrowed. The subject is a second lien. The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated of XX.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is non escrowed. The subject is a second lien."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3721146	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,283.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$643.10	2.875%	120	xx	xx	Conventional	Fixed	Cash Out	35.263%	35.263%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	789	15.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior state tax lien found against the subject borrower in favor of xx, which was recorded on xx/xx/2020 in the amount of $XXXX
The 1st installment of county taxes for 2024 has been paid in the amount of $1,283.78 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $1,283.78 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $992.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $643.10 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $39,215.33.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $39,215.33.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 39.5 years on the job as xx with xx.
BWR2 receives SSN income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows the defect as VOE. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has XX.X years on the job as xx with xx. BWRX receives SSI income, FICO XXX, and $XXXK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41223931	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,629.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$399.35	10.500%	240	xx	xx	Conventional	Fixed	Cash Out	67.987%	67.987%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	36.286%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx/xx/2020 and recorded on xx/xx/2021 with the Book/Page xx
The first installment of county and city taxes for 2026 has been paid in the total amount of $2,624.31 on xx/xx/2025 and xx/xx/2025.
The second installment of county and city taxes for 2026 is due in the total amount of $2,629.66 on xx/xx/2025.
The annual installment of Utilities/MUD changes for 2025 has been paid in the amount of $325.21 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $399.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $399.35 with an interest rate of 10.500%. The current UPB reflected as per the payment history is $39,310.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $39,310.48.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.

BWR has 7 months on the job as xx at xx. Previously, BWR had 1.5 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx, and the x-year SOL is active."
* Loan does not conform to program guidelines (Lvl x) "Tape shows early payment default. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%. The subject loan is a second lien. The first lien is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed MD COMAR Higher-Priced Mortgage threshold test due to APR calculated XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%."		Moderate	Pass	Pass	Pass	Pass	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70799118	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,343.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$386.01	10.000%	240	xx	xx	Conventional	Fixed	Cash Out	78.487%	78.487%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	31.359%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2024. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of xx. The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $3,260.06 on xx/xx/2025 and xx/xx/2026. The 1st and 2nd installments of county taxes for 2025 are paid in the total amount of $2,885.62 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $386.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $386.01 with an interest rate of 10.000%. The current UPB reflected as per the payment history is $39,375.16.	Collections Comments:According to servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $39,375.16.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has six months on the job as xx with xx. BWR has previous employment experience as xx with xx for 6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape data shows early payment default. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx."	* Higher Price Mortgage Loan (Lvl X) "The loan failed the Higher-Priced Mortgage Loan Test due to the APR calculated at XX.XXX%. Exceeds APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed.
																																																																																								The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at XX.XXX%, which exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67099875	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,404.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$490.82	10.250%	240	xx	xx	Conventional	Fixed	Cash Out	63.596%	63.596%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	781	21.959%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx.
The first installment of county taxes for 2025 has been paid in the amount of $3,202.00 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $3,202.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $481.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $481.52 with an interest rate of 9.970%. The current UPB is $41,358.53.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $41,358.53.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 18.75 years on the job as xx with xx. BWR 2 has 10.83 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing Required Disclosures	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $xxK."
* Compliance Testing (Lvl x)     "Tape and the infinity compliance report show the loan failed the maximum interest rate allowed test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan failed the interest rate test, as the interest rate charged of xx.xxx% exceeds the interest rate threshold of x.xxx% over by +x.xxx%."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase the x% tolerance test. The initial LE dated xx/xx/xxxx does not reflect a transfer taxes fee. The final CD dated xx/xx/xxxx reflects a transfer taxes fee of $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx, and the x-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "The AUS report is missing from the loan documents."
* Missing Required Disclosures (Lvl x) "Settlement service providers list is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl X) "The loan failed the qualified mortgage safe harbor threshold test due to APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. Subject is a second lien. The first lien is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. Subject is a second lien. The first lien is escrowed."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67028910	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,010.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.29	10.500%	240	xx	xx	Conventional	Fixed	Cash Out	79.062%	79.062%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	757	41.349%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xxr.
There is an active prior mortgage against the subject property originated on xx/xx/2021 and recorded on xx/xx/2021 with Instrument xx
The first installment of county taxes for 2024 has been paid in the amount of $2,505.00 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $2,505.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $435.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $435.64 with an interest rate of 10.444%. The current UPB reflected as per the payment history is $41,676.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $41,676.31.
As per the comment dated xx/xx/2024, as per the state rate adjusted, the current interest rate changed from 10.555% to 10.444%, and P&I changed from $437.29 to $435.64.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 months on the job as xx with xx.
Previously, BWR had 10 months on the job as xx with xx.
Previously, BWR had 14 years on the job as xx with xx.
BWR2 has 10.33 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and the infinity compliance report show the loan failed the maximum interest rate allowed test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx reflects points—loan discount fee at $xxx.xx. The CD dated xx reflects points—loan discount fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx, and the SOL is x years."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "The homeownership counseling disclosure is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "The settlement service providers list is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated at XX.XXX% exceeds the APR threshold of XX.XXX% by +X.XXX%. Subject is a second lien. First lien is escrowed. The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at XX.XXX% exceeds the APR threshold of XX.XXX% by +X.XXX%."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58392395	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,930.00	XX/XX/XXXX	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$418.07	11.000%	360	xx	xx	Conventional	Fixed	Cash Out	71.695%	71.695%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	742	35.332%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xxr.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx
The 1st installment of county taxes for 2025 was paid in the amount of $965.00 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $965.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $398.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $398.65 with an interest rate of 10.411%. The current UPB reflected as per the payment history is $42,056.81.
The rate reduction agreement is located at xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $42,056.81.
The notice of foreclosure dated xx is located at xx. No further details have been found.
No post-close bankruptcy record has been found.
According to the seller's response dated xx/xx/2025, there has been no modification to the loan. The payments have been changed as a result of an adjustment in the APR.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR1 has 6 months on the job as a XXXX xx at xx. BWR had multiple jobs in the last 2 years.
BWR2 has 4.83 years on the job as xx at xx.
Foreclosure Comments:The notice of foreclosure dated xx is located at xx. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan failed the interest rate test due to the interest rate calculated at xx.xxx%, exceeding the interest rate threshold of xx.xxx% by +x.xxx%."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflect Appraisal Fee. Post CD dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the x-year SOL is active.

TRID violation due to decrease in lender credit on CD datedxx. Initial LE dated xx/xx/xxxx reflects lender credit at $xxx.xx. Post CD dated xx/xx/xxxx reflects lender credit at $xxx.xx. This is decrease of +$xx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx and the x-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x) "Tape shows loan originations repurchased due to Minnesota Statutory Violation - Minn. Stat. § xx.xx, Subd. xa (Usury Rate Exceeded). Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at XX.XXX% exceeding the APR threshold of XX.XXX% by +X.XXX%. The subject loan is a second lien. First lien is escrowed.

																																																																																								The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR being calculated at XX.XXX% exceeding the APR threshold of XX.XXX% by +X.XXX%."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92111388	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$798.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$386.97	8.375%	240	xx	xx	Conventional	Fixed	Cash Out	65.590%	65.590%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	34.308%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument xx
The first and second installments of county taxes for 2024 have been paid in the amount of $846.90 on xx/xx/2024 and xx/xx/2024.
The first and second installments of county taxes for 2025 are due in the amount of $798.36 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $386.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $386.97 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $44,728.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $44,728.69.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value at $XXXX. Current UPB is $xxK."
* Compliance Testing (Lvl x)     "Tape and file show a TRID violation due to the revised LE and initial CD being sent to the BWR on the same day."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the TRID disclosure delivery date validation test. The loan contains one of the following conditions: A revised loan estimate delivery date is on the initial closing disclosure."
* ComplianceEase TILA Test Failed (Lvl x)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $xx,xxx.xx. The calculated finance charge is $xx,xxx.xx for an under disclosed amount of -$xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24976999	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,894.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.37	8.500%	180	xx	xx	Conventional	Fixed	Cash Out	65.857%	65.857%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	43.669%	Second	Unavailable	XXXX	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2024. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx
There are 02 prior state tax liens found against the subject borrower in favor of xx, which were recorded on xx/xx/2022 and xx/xx/2022 in the total amount of $3,991.82.
The annual installment of county taxes for 2024 has been paid in the amount of $3,894.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $492.37 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $492.37 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $48,611.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $48,611.72.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
According to the tape data, the subject property is owner-occupied.

BWR has 16.08 years on the job as xx with xx.
Additionally, BWR has 2.25 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $xxK."
* Compliance Testing (Lvl x)     "The tape and the file show the subject loan failed the delivery and waiting period requirement for the revised LE, as the loan closed on xx and the revised LE dated xx/xx/xxxx was not received by the BWR."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl x)     "The loan failed TILA foreclosure rescission finance charge of $xx,xxx.xx exceeds the disclosed finance charge of $xx,xxx.xx by -$xx.xx.

The subject loan is a refinance, originated on xx, and the SOL is x years."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The TRID violation is due to a decrease in lender credit on the closing disclosure dated xx/xx/xxxx. The initial LE dated xx/xx/xxxx reflects lender credit at $xxx.xx; the final CD dated xx/xx/xxxx reflects the lender at $x.xx. This is a decrease of $xxx.xx for a fee that has a x% tolerance test.  The loan failed charges than in total, they cannot increase more than the xx% tolerance test. The LE dated xx/xx/xxxx reflects the sum of section C fees and the recording fee at $xxx.xx. The CD dated xx reflects the sum of Section C and the recording fee at $xxx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% per test. COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx/xx/xxxx, and the SOL is x years."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape shows a defect, as there was a xnd citing for an incorrect PUD name. It looks like Funding worked with Title to obtain it; however, the PUD name remains slightly inaccurate. Should reflect Forest Lakes West; however, the PUD Rider and Scrivener’s Affidavit reflect Forest Lake West. PUD Rider and Scrivener’s were re-recorded with the county in Feb xxxx. Further details were not provided."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50746887	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	Other	$0.00	$676.81	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$461.34	10.250%	300	xx	xx	Conventional	Fixed	Cash Out	63.659%	63.659%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	44.954%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 active mortgages against the subject property, which were recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The first prior mortgage was originated on xx/xx/1996 and recorded on xx/xx/1996 in the amount of $XXXX with Book/Page # 439 / 52, and the second prior mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx.
There is a prior medical lien against the subject borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of $XXXX
The annual county taxes for 2024 were paid in the amount of $676.81 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $461.34, which was applied for the due date of xx/xx/2025. The current P&I is $461.34 with an interest rate of 10.25%. The current UPB reflected as per the payment history is $49,598.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $49,598.83.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 34 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and infinity CE report shows the loan failed the waiting period test due to an increase in APR. Further details not provided."
* ComplianceEase TILA Test Failed (Lvl x) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is second lien. First lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11213515	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,469.85	3.125%	180	xx	xx	Conventional	Fixed	Refinance	83.071%	83.071%	Full Documentation	Yes	XXXX	xx	6.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	49.166%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The current status is to follow.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,163.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,469.85 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $44,776.05.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $44,776.05.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows repurchase. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "Compliance is failing for state regulations. PA license validation test. In the state of PA, the lender is licensed under state ID #XXXXX as per the NMLS website."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test due to the calculated finance charge of $XX,XXX.XX exceeds the disclosed finance charge of $XX,XXX.XX by -$X,XXX.XX.
The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of $XX,XXX.XX exceeds the disclosed finance charge of $XX,XXX.XX by -$X,XXX.XX.
The loan failed the TILA APR test due to APR calculated, X.XXX%, exceeds the APR threshold of X.XXX% by -X.XXX%."
* Initial Good Faith Estimate is Missing (Lvl X)     "Initial GFE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21639366	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Dakota	xx	xx	xx	North Dakota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,488.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$628.86	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	68.644%	68.644%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	710	40.903%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,327.10 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $628.86, which was applied for the due date of xx/xx/2025. The current P&I is $628.86 with an interest rate of 10.50%. The current UPB reflected as per the payment history is $53,810.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $53,810.69.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.33 years on the job as xx at xx.
BWR2 has 11.33 years on the job and an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does reflect Loan Origination Fee at $xxx.xx. CD dated xx/xx/xxxx reflects Loan Origination Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. The subject loan is a refinance case that originated on xx/xx/xxxx, and the x-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows early payment default. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx."
* Missing Required Disclosures (Lvl x) "Settlement services provider list is missing from loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at XX.XXX% exceeding the APR threshold of XX.XXX% by +X.XXX%. The subject loan is a second lien. First lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated XX.XXX% exceeds APR threshold of XX.XXX% over by +X.XXX%."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49934105	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,993.46	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.80	10.375%	240	xx	xx	Conventional	Fixed	Cash Out	73.125%	73.125%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	697	44.736%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,993.46 on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $613.80, which was applied for the due date of xx/xx/2025. The current P&I is $613.80 with an interest rate of 10.375%. The current UPB reflected as per the payment history is $61,191.46.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $61,191.46.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives SSI, or retirement income.
BWR2 has been xx for 5.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl x) "The loan failed the TILA foreclosure rescission finance charge test. The finance charge disclosed on the final CD is $xx,xxx.xx. The calculated finance charge is $xx,xxx.xx for an underdisclosed amount of -$xx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.
The subject loan is a refinance, originated on xx, and the SOL is x years."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape shows early payment default. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx."	* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X))an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is second lien. The first lien is escrowed. The loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57985313	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,199.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$580.32	9.000%	240	xx	xx	Conventional	Fixed	Cash Out	58.423%	58.423%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	43.213%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 credit card judgments against the borrower in favor of xx and xx, which were recorded on xx/xx/2017 and xx/xx/2023 in the total amount of $XXXX
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of $4,199.42 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $580.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $580.32 with an interest rate of 9.00%. The current UPB reflected as per the payment history is $64,018.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $64,018.69.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.91 years on the job as xx at xx. Previously, BWR had 15.09 years on the job as xxr with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx reflects Points - Loan Discount Fee at $$x,xxx.xx. PCCD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																							Subject loan is a refinance case, originated on xx and the x-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows debt miscalculation, as debts were excluded without supporting documents. The revised DTI is XX.XX%. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has X.XX years on the job as xx at xx, FICO XXX, XXXX since inception, and $X,XXX residual income. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10340527	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,293.37	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$493.63	4.625%	360	xx	xx	Conventional	Fixed	Refinance	90.575%	90.575%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	685	Not Applicable	26.474%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,293.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $781.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $463.92 with an interest rate of 4.100%. The current UPB reflected as per the payment history is $69,315.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $69,315.51.
According to the seller's response dated xx/xx/2025, there has been no modification to the loan. The payments have been changed as a result of an adjustment in the APR.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows APR adjustment. Further detail not provided. Infinity CE report does not fail for the APR test."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34804834	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,111.99	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.35	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	71.029%	71.029%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	702	33.615%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $XXXX with xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,987.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $744.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $744.35 and the interest rate is 9.875%. The current UPB reflected as per the payment history is $76,606.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $76,606.36.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.5 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl x) "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape shows EPD. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the CA AB XXX higher-priced mortgage loan test due to an APR calculated at XX.XXX% exceeds the APR threshold of XX.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d). The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at XX.XXX% exceeds the APR threshold of XX.XXX% by +X.XXX%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28479746	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,883.56	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$914.96	7.000%	360	xx	xx	VA	Fixed	Purchase	103.402%	103.402%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	611	Not Applicable	43.973%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	5.500%	$608.38	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior active credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2007 in the amount of $XXXX
There is one junior partial claim mortgage against the subject property originated on xx/xx/2022 in favor of xxs, in the amount of xx, which was recorded on xx/xx/2022.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,688.22 on xx/xx/2024.
The annual installment of water/sewer charges for 2025, in the amount of $241.00, is due on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,429.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $608.38 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $78,087.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $78,087.38.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
As per the updated report of xx/xx/2025, the foreclosure was initiated in xx. The lis pendens was filed on xx, which was located at “xx” and recorded on xx. The lis pendens was canceled on xx, which was located at “xx” and recorded on xx. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the updated report of xx/xx/2025, the foreclosure was initiated in xx. The lis pendens was filed on xx, which was located at “xx” and recorded on xx. The lis pendens was canceled on xx, which was located at “xx” and recorded on xx. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $86,792.00. The monthly P&I is $608.38 with an interest rate of 5.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2042. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "The CE risk indicator is elevated as the loan is failing for the Loan Origination Fee Test. Total fees charged are $X,XXX.XX, and $X,XXX.XX is allowed; it is overcharged by +$XX.XX."
* MI, FHA or MIC missing and required (Lvl X)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx.The notary's signature date on the mortgage/deed of trust is xx. Note the date is xx."	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17755816	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,098.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$673.96	4.250%	360	xx	xx	Conventional	Fixed	Refinance	76.111%	76.111%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	No	796	Not Applicable	32.941%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been in the amount of $4,098.02 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $661.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $661.98 with an interest rate of 4.100%. The current UPB reflected as per the payment history is $78,948.16.
As per the tape and letter located at “xx," the interest rate was reduced from 4.25% to 4.10%. The payment was reduced from $673.96 to $661.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $78,948.16.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Infinity did perform regulatory compliance, as the subject is NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33260812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$534.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$965.26	6.500%	360	xx	xx	VA	Fixed	Purchase	102.150%	102.150%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	584	Not Applicable	44.437%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	2.000%	$641.51	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with book/page #XXXX
The annual installment of county taxes for 2025 is due in the amount of $534.68 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $925.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $747.38 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $88,584.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $88,584.47.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. The bankruptcy was discharged on xx and terminated on xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $145,698.00, and the value of the collateral is $135,200.00. The unsecured portion is $10,498.00. The POC was filed by the creditor, xx, on xx, and an amended POC was filed by the creditor, xx, on xx, with the secured claim amount of $147,410.46 and the arrearage amount of $10,797.05. The approved chapter 13 (xx) plan was filed on xx and confirmed on xx. The borrower has promised to make monthly mortgage payments of $1,084 for 58 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on xx and terminated on xx.	The step modification agreement was signed between the borrower and lender with an effective date of xx/xx/2016, and the new modified unpaid principal balance is $137,335.16. The modified monthly P&I of $641.51 with an interest rate of 2.000% starting on xx/xx/2016, which will be changed in 3 steps until the new maturity date of xx/xx/2038. The rate will change in 3 steps, which end with 4.00%. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan is subject to a prior servicer modification that resulted in a non-amortizing payment structure. Consequently, the Payment Change (PC) reflects terms that do not align with traditional amortization schedules and may not conform to investor delivery or servicing transfer guidelines. The loan was modified on xx/xx/xxxx."	* MI, FHA or MIC missing and required (Lvl X) "VA loan guaranty certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36724607	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,809.00	XX/XX/XXXX	Not Applicable	No	Not Applicable	Chapter 13	xx	XXXX	Not Applicable	xx	Not Applicable	$610.84	7.875%	300	xx	xx	Conventional	Fixed	Cash Out	65.041%	65.041%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.034%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of $XXXX, which originated on xx/xx/2002 and was recorded on xx/xx/2002 with the xx.
There are 2 real estate tax liens against the subject property in favor of xx, which were recorded on xx/xx/2010 and xx/xx/2012 in the total amount of $XXXX
The first installment of town taxes for 2025 has been paid in the amount of $2,809.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,774.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,591.91 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $95,248.55.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $95,248.55.
As per the latest BPO report dated xx/xx/2023 located at (xx), the subject property needs replacement of the roof and the estimated cost of repairs is $4,000.00. There is no evidence to confirm the current status of repairs in the latest collection comments.
The loan was modified on xx/xx/2025.
The foreclosure was initiated in 2023 with the loan. As per the notice of sale located at xx, the foreclosure sale was scheduled for xx. The foreclosure has been placed on hold as the borrower filed for bankruptcy under Chapter 13 on xx. The bankruptcy is still active.
According to the PACER, the borrower Irvin Senter filed for bankruptcy under Chapter 13 with the case #xx on xx. The bankruptcy case is still active.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in xx with the loan. As per the notice of sale located at xx, the foreclosure sale was scheduled for xx. The foreclosure has been placed on hold as the borrower filed for bankruptcy under Chapter 13 onxx. The bankruptcy is still active.
Bankruptcy Comments:According to the PACER, the borrower Irvin Senter filed for bankruptcy under Chapter 13 with the case #xx on xx. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is $124,614.09, and the value of the collateral is $266,000.00. The unsecured portion is $0.00. The prior POC was filed by the creditor xx on xx, with the secured claim amount of $19,314.84 and the arrearage amount of $19,314.84. The POC was filed by the creditor xx on xx, with the secured claim amount of $130,343.98 and the arrearage amount of $130,343.98. The amended chapter 13 (xx) plan was filed on xx and confirmed on xx. The borrower has promised to make monthly payments of $7,950.00 for 3 months and $2,838.00 for 57 months to the trustee under the Chapter 13 plan. The bankruptcy case is still active.	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The defect reflects low balance buyout. As per PH the current UPB is $x,xxx.xx. Further details not provided"	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test due to the calculated finance charge of $XXX,XXX.XX exceeds the disclosed finance charge of $XXX,XXX.XX by -$XXX.XX.

The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of $XXX,XXX.XX exceeds the disclosed finance charge of $XXX,XXX.XX by -$XXX.XX."
* Missing credit report (Lvl X)     "Credit report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97166476	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,711.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,196.12	4.250%	180	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	800	766	49.671%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.250%	$1,179.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2024 have been paid in the amount of $2,711.83 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,732.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,179.08 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $97,240.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $97,240.22.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is owner-occupied.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx for 20.83 years at xx.
BWR2 has been xx for 13.42 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2020. As per the modified term, the new principal balance is $141,809.61. The monthly P&I is $1,179.08 with an interest rate of 4.250% beginning on xx/xx/2020 and a maturity date of xx/xx/2033. There is no deferred balance and no principal forgiven amount. The loan has been modified 2 times since origination.	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape and review of the updated xxxxD report show that all repairs have been completed. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx and the X-year SOL has expired.

Loan failed charges that in total cannot increase more than XX% tolerance test. Initial LE dated xx/xx/XXXX reflects the sum of Section C fees and Recording fee at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects the sum of Section C and Recording fee at $X,XXX.XX. This is a cumulative increase of +$XX.XX for charges that in total cannot increase more than XX% test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by LP Locator XXXXXXXXXX_AUFINDING_XXXXXXXX-XXCB-XXXB-XXXX-EBDXXXBXXXAX and its recommendation is Accept/Eligible with a DTI of XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55827058	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	Other	$0.00	$4,390.27	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,418.33	10.120%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	38.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are three prior mortgages against the subject property. The first prior tax mortgage was originated on xx/xx/2006 in favor of xx., which was recorded on xx/xx/2006. The tax mortgage amount is not available on the supportive document. The second prior tax mortgage was originated on xx/xx/2006 in favor of xx, which was recorded on xx/xx/2006 in the amount of $20,706.30. The third prior mortgage was originated on xx/xx/1996 and recorded on xx/xx/1996 in favor of xx, in the amount of $XXXX
There are two civil judgments against xx in favor of xx, in the total amount of $XXXX, which were recorded on xx/xx/2019.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,390.27 on xx/xx/2024.
No prior year’s delinquent taxes have been found
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,986.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,418.33 with an interest rate of 10.120%. The current UPB reflected as per the payment history is $98,258.16. The deferred balance as per tape is $18,539.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $98,258.16. The deferred balance as per tape is $18,539.28.
As per the comment dated xx/xx/2025, the reason for default is business failure.
The loan has not been modified since origination.
As per the deferment agreement located at “xx” dated xx/xx/2022 the total deferred amount is $15,702.62.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows disclosure timing. Further details not provided. Infinity CE report does not fail for the disclosure timing test."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl x)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl x)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3039805	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,571.51	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$712.17	3.625%	360	xx	xx	VA	Fixed	Cash Out	89.234%	89.234%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	668	31.435%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.125%	$628.80	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a hospital lien against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $2,468.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,209.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $628.80 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $133,640.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $133,640.08.
The RFD is unable to be determined.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 months on the job as xx at xx. Previously, BWR had 14.75 years on the job as xx with xx. Additionally, BWR1 receives VA benefit income.
BWR 2 has 10 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx., on xx/xx/2021. As per the modified term, the new principal balance is $146,787.43. The monthly P&I is $628.80 with an interest rate of 3.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and no principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the loan origination fee test due to the loan charges the veteran a loan origination fee and unauthorized fees, the total of which exceeds x% of the loan amount."
* Loan does not conform to program guidelines (Lvl x) "Tape reflects EBO-Data Issue terms will not match Ginnie Net. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98994457	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,015.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$852.86	4.125%	360	xx	xx	VA	Fixed	Refinance	102.909%	102.909%	Streamline Refinance	No	XXXX	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	771	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxxr.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of $XXXX
The first and second installments of county taxes for 2024 have been paid in the total amount of $4,015.36 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,314.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $852.86 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $155,701.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $155,701.94.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan does not meet the seasoning period requirement of xxx days. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "VA guaranty certificate is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl X) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $XXX.XX. The final CD dated xx/xx/XXXX reflects Lender Credit at $X.XX. This is a decrease of $XXX.XX for a fee that has a X% tolerance test. The subject is a refinance case originated on xx, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19084414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,253.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,288.70	5.625%	360	xx	xx	VA	Fixed	Purchase	102.400%	102.400%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.543%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.000%	$1,188.18	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The mortgage was re-recorded on xxwith book/page XXXX to add the inclusion of an omitted VA rider.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $1,101.70 on xx/xx/2024 and xx/xx/2024.
The 1st installment of combined taxes for 2025 has been paid in the amount of $475.81 on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of $777.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,402.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,188.18 with an interest rate of 4.00%. The current UPB reflected as per the payment history is $168,298.19.
The PH shows a large transaction on Mar 2025. As per the seller's response these are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $168,298.19.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx, and the lender, xx, with an effective date of xx/xx/2016, and the new modified unpaid principal balance is $238,012.65. The modified monthly P&I of $991.10 with an interest rate of 2.000% starting on xx/xx/2016, which will be changed in three steps until the new maturity date of xx/xx/2041. The rate will change in three steps, which end with 4.000%. There are no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The subject mortgage originated on xx/xx/xxxx. The tape defect shows, "PC is tied to a prior servicer mod that does not amortize." UT does not show any partial claim mortgage against the subject property. The loan was modified on xx/xx/xxxx. Further details were not provided."	* ComplianceEase TILA Test Failed (Lvl X) "This loan failed the TILA APR test, as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl X)     "The final TIL is missing from the loan documents."
* Missing credit report (Lvl X)     "The credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23430396	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,818.59	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,273.33	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	29.077%	29.077%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	797	Not Applicable	49.754%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of $1,818.59 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,508.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,273.33 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $185,150.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $185,150.10.
Unable to determine the reason for the default.
As per the tape data, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject is NOO and approved at XX.XX%. Tape shows lender missed mortgage debt. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR receives social security income, FICO XXX, and $XXXK equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42116261	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,151.04	4.125%	360	xx	xx	Conventional	Fixed	Refinance	91.346%	91.346%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	37.048%	First	Commitment	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.125%	$840.85	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2022.
The tax status is to follow.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,603.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $840.85 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $190,528.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $190,528.32.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is servicing problems.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.27 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $197,501.24. The monthly P&I is $840.85 with an interest rate of 4.125% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Good Faith Estimate Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the New York subprime home loan initial GFE disclosure date validation test due to the loan has a closing date on or after February xx, xxxx, as the initial GFE disclosure date was not provided."
* Loan does not conform to program guidelines (Lvl x) "Tape defect shows PIF reversal not completed within investor's reporting timelines. As per PH, the current UPB is $xxx,xxx.xx. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. A review of the file shows the income documents are missing. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has X.XX years on the job as xx with xx, and $XXK equity in the subject."
* Good Faith Estimate missing or unexecuted (Lvl X)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl X)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl X)     "Initial TIL is missing from the loan documents."
* Intent to Proceed Missing  (Lvl X)     "Intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72354794	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,014.95	XX/XX/XXXX	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,290.89	5.500%	360	xx	xx	VA	Fixed	Purchase	102.200%	102.200%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	45.441%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.375%	$1,312.70	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property originated on xx/xx/2017 and recorded on xx/xx/2017 in favor of xx in the amount of $XXXX
The first installment of county taxes for 2026 has been paid in the amount of $674.55 on xx/xx/2025.
The second, third, and fourth installments of county taxes for 2026 are due in the amount of $2,014.95 on xx/xx/2025, xx/xx/2026, and xx/xx/2026, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,726.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,312.70 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $214,364.71.
The PH shows a large transaction on Mar 2025. As per the seller's response, these are the borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $214,364.71.
Unable to determine the reason for the default.
As per UT, the foreclosure was initiated on the loan in xx. The Lis Pendens and the release of the Lis Pendens were filed multiple times from 2010 to 2016. The latest notice of default, located at xx, was filed on xx. As per the notice of trustee’s sale located at “xx,” the sale was scheduled on xx. Notice of rescission was filed on xx The loan was modified on xx/xx/2016.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per UT, the foreclosure was initiated on the loan in xx. The Lis Pendens and the release of the Lis Pendens were filed multiple times from 2010 to 2016. The latest notice of default, located at xx, was filed on xx. As per the notice of trustee’s sale located at “xx,” the sale was scheduled onxx. Notice of rescission was filed on xx. The loan was modified on xx/xx/2016.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, xx, and lender, xx, with an effective date of xx/xx/2016, and the new modified unpaid principal balance is $289,005.64. The modified monthly P&I of $1,144.50 with an interest rate of 2.000% starting on xx/xx/2016, which will be changed in 3 steps until the new maturity date of xx/xx/2044. The rate will change in 3 steps, which end with 3.375%. There is no deferred balance and no principal forgiven amount.	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the PC tied to a prior servicer modification that does not amortize. As per loan modification agreement located at "xx," the loan was modified on xx/xx/xxxx with a loan amount of $xxx,xxx.xx. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx."	* MI, FHA or MIC missing and required (Lvl X) "VA loan guaranty certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26546205	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,786.14	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,802.81	2.625%	180	xx	xx	Conventional	Fixed	Cash Out	53.600%	53.600%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	760	22.090%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2025 with the instrument xx
The annual installment of combined taxes for 2024 has been paid in the amount of $7,786.14 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,930.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,802.81 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $214,186.44.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $214,186.44.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 21.08 years on the job as a xx at xx.
BWR2 has 6.75 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan was pooled as a xx-year mortgage, while the actual term is xx years. The Agency does not permit re-delivery under these circumstances."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXXK."
* ComplianceEase Exceptions Test Failed (Lvl X)     "This loan failed the Kansas license validation test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57304399	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$910.79	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,665.57	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	610	661	39.489%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2023. The prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx.
There is a state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $910.79 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,929.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,665.57 with an interest rate of 6.99%. The current UPB reflected as per the payment history is $244,600.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $244,600.77.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
According to the tape data, the subject property is owner-occupied.
BWR1 has 1 month on the job as xxr with xx. Previously, BWR1 was SE for 1.08 years.
  BWR2 has 11 months on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceed the fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of $x,xxx.xx exceed the fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80387470	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,411.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,174.92	3.750%	360	xx	xx	Conventional	Fixed	Refinance	69.317%	69.317%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	43.483%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.125%	$958.87	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $4,411.82 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,607.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $958.97 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $251,153.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $251,153.85.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2022.
BWR has 2.92 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $262,570.07. The monthly P&I is $958.87 with an interest rate of 3.125% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $XXXK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "Subject loan was approved at XX%. Tape shows the lender omitted debt with a monthly payment of $XXX without supporting documents. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has X.XX years on the job as xx. and FICO XXX."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $X,XXX.XX, exceeding the fees threshold of $X,XXX.XX by +$XXX.XX.  The below fees were included in the test: Loan origination fee paid by borrower: $XXX.XX Points—loan discount fee paid by borrower: $X,XXX.XX."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA foreclosure rescission finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an underdisclosed amount of -$X.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.  The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl X)     "The loan fails the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of $X,XXX.XX, exceeding the fee threshold of $X,XXX.XX by +$XXX.XX.  The below fees were included in the test: Loan origination fee paid by borrower: $XXX.XX Points—loan discount fee paid by borrower: $X,XXX.XX."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21765182	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	No	Not Applicable	First	$0.00	$2,386.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,661.05	6.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	791	19.783%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,386.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,133.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,661.05 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $261,456.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $261,456.84.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 9.33 years on the job as a XXXX
BWR2 has 12.91 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. The CD dated xx/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/xxxx, and the x-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Tax Service Fee paid by Borrower: $xx.xx

The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Tax Service Fee paid by Borrower: $xx.xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38441683	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,560.45	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,752.85	5.750%	360	xx	xx	FHA	Fixed	Cash Out	76.429%	76.429%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	53.288%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xxr.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $5,338.03 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,700.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,752.85 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $297,092.01. As per the payment history, there are two large payments in the amount of $8,100.63 on xx/xx/2025 and $8,100.63 on xx/xx/2025. The comment dated xx/xx/2025 shows the large payments received from the borrower.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $297,092.01.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the forbearance plan began on xx/xx/2024 and ended on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the property is owner-occupied.
According to the updated title report dated xx/xx/2025, there is a notice of commencement filed in xx, against the subject property (xx) for re-roofing, which was recorded on xx/xx/2024. The amount is not mentioned in the supportive document. The file does not show completion.
BWR receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged of $xx,xxx.xx exceeds the fees threshold of $x,xxx.xx by $x,xxx.xx. The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated at x.xxx% exceeds APR threshold of x.xxx% by -x.xxx%.The subject loan is escrowed.

The loan fails the FHA QM Rebuttable Presumption Test due to fees charged of $xx,xxx.xx exceeds the fees threshold of $x,xxx.xx by $x,xxx.xx. The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx/xx/xxxx does not reflect the document preparation fee. The CD dated xx/xx/xxxx reflects a document preparation fee of $xx.xx. The loan estimate dated xx/xx/xxxx reflects transfer taxes at $x,xxx.xx. The CD dated xx/xx/xxxx reflects transfer taxes at $x,xxx.xx. This is a cumulative increase in fee of +$xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx, and the x-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $x,xxx.xx Over by +$x,xxx.xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Loan does not conform to program guidelines (Lvl x)     "The tape shows the defect as GNMA uninsurable due to the borrower being delinquent. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36258303	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,354.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,458.75	3.000%	360	xx	xx	Conventional	Fixed	Refinance	89.870%	89.870%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	48.387%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $4,354.82 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,048.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,458.75 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $307,613.78, and as per the tape, the deferred balance is $18,078.76. The deferral agreement is located at “xx.”	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $307,613.78.
No details pertaining to the damage to the subject property have been observed.
 As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 9 months on the job as xx with xx. Previously, BWR had 6 months on the job as xx with xx. Prior to this, BWR had 1.83 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows repurchase. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56227229	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,392.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,737.96	6.990%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	49.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior civil judgment against XXXX in favor of xx, in the amount of $XXXX, which was recorded on xx/xx/2021. The SSN provided on the supporting document is inconsistent with the subject borrower.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $1,392.64 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,237.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,737.96 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $549,483.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $549,483.41.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.25 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is not signed by the borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The tape defect shows PIF reversal not completed within the investor's reporting timelines. No evidence of PIF was found in the loan file and in the latest PH. As per PH, the borrower is current with the loan, and the current UPB is $xxx,xxx.xx. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65319449	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,451.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,706.48	3.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	780	43.817%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior UCC Financing Statement against the subject property in favor of xx, which was recorded on xx/xx/2023.
The first and second installments of combined taxes for 2025 have been paid in the total amount of $4,362.89 on xx/xx/2025 and xx/xx/2025.
The first and second installments of school taxes for 2024/2025have been paid in the total amount of $12,088.3 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,269.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,706.48 with an interest rate of 3.125%. The current UPB is $581,206.62 and the deferred balance is $41,498.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $581,206.62.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been xx for 6.75 years at xx.
  BWR2 has 1 year on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "As per the tape, the loan is delinquent and is entered into forbearance on xx/xx/xxxx. No longer eligible for sale. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the rate lock fee. The CD dated xx reflects a rate lock fee of $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase originated on xx, and the SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78212600	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,965.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,110.26	3.490%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	740	742	38.346%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$59,600.00	3.490%	$2,581.61	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 IRS liens in favor of xx, which were recorded on xx/xx/2023 in the total amount of $68,626.10. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of $XXXX
The first installment of county taxes for 2025 has been paid in the amount of $3,982.60 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $3,982.59 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,614.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,581.61 with an interest rate of 3.490%. The current UPB reflected as per the payment history is $663,570.99 and the deferred balance is $59,600.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $663,570.99.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as xx at xx. BWR1 had prior self-employment as xx between xx/xx/2015 and xx/xx/2021 for 6.41 years.
BWR2 has 3 months on the job as xx at xx. BWR2 had prior employment experience as xx between xx/xx/2016 and xx/xx/2021 for 5.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2025. As per the modified term, the new principal balance is $727,041.84, out of which $667,441.84 is the interest-bearing amount and the deferred amount is $59,600.00. The monthly P&I is $2,581.61 with an interest rate of 3.490% beginning on xx/xx/2025 and a maturity date of xx/xx/2062. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX%. Tape shows stability of BWRs income was not established. Further details not provided. Lender defect. The subject loan originated onxx, and the X-year SOL has expired. BWRX has X months on the job as xxr at xx, BWRX has X months on the job as xx at xx, and $XXK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54088637	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,238.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,227.43	5.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	46.347%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of 3,238.56 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,610.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,227.43 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $538,078.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $538,078.00.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner-occupied.
BWR has 2 months on the job as xx at xx. BWR has prior employment experience as xx for 3.25 years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at $XXXX. Current UPB is $xxxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the lender did not establish two-year stability of salaried income as the BWR was SE. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has X months on the job as a xx at xx. BWR has prior employment experience as xx for X.XX years with xx and XXXX since inception. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50240569	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,075.71	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,492.91	6.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	740	26.097%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of $4,537.88 on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of $4,537.83 on xx/xx/2025.
The water charges for 2025 are delinquent in the amount of $25.46 and are good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,537.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,492.91, and the interest rate is 6.990%. The current UPB reflected as per the payment history is $674,886.35.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $674,886.35.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 25.83 years on the job with xx.
BWR2 has been an xx for 25.83 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. The tape shows the subject is NOO, as the BWR listed the property for rent. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43332280	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,154.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$525.22	5.750%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	XXXX	xx	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Not Applicable	722	Not Applicable	44.096%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,068.38 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $610.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $525.22 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $89,137.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $89,137.89.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.

BWR receives SSI, VA benefit income& pension.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents.

The subject loan is a purchase, originated on xx, and the SOL is x year."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the subject VA loan with no entitlement. Further details not provided."
* Missing flood cert (Lvl x)     "The flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl x) "The settlement service providers list is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XX,XXX.XX for an under disclosed amount of -$X,XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The loan failed the TILA APR test due to the APR calculated at X.XXX%, which exceeds the APR threshold of X.XXX% by -X.XXX%.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57970210	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,843.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,753.75	6.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	101.689%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	655	682	53.150%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx/xx/2025 in favor of xx, which was recorded on xx/xx/2025 with instrument xx
There is an active UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The annual installment of county taxes for 2024 has been in the amount of $1,843.34 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,674.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,753.75 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $592,264.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $592,264.62.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 1.83 years on the job as xx with xxs. Previously, BWR1 had 3.91 years on the job as xx at xx.
BWR2 has 1.41 years on the job as xx. Additionally, BWR2 has 3 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. Tape shows both BWRs Sched C show losses. The revised DTI is XXX.XX%. Lender defect. The subject loan originated on xx and the X-year SOL is active. BWRX has X.XX years on the job as xx with xx. BWRX has X.XX years on the job as xx with xx. Additionally, BWRX has X years on the job as xx with xx."	* Intent to Proceed Missing (Lvl x) "The borrower's intent to proceed is missing in loan documents."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage insurance certificate is missing from the loan documents"
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3239181	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,672.35	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.67	7.125%	360	xx	xx	FHA	Fixed	Cash Out	65.949%	65.949%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	550	735	42.208%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $XXXX with xx
The annual installment of combined taxes for 2024 has been paid in the amount of $2,323.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,838.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,079.67 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $158,529.39.

Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $158,529.39.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 20 years on the job as xx with xx.
BWR2 has 10 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows an increased DTI of XX.XX%, Further details not available. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWRX has XX years on the job as xx with xxs. BWRX has XX years on the job as xx with xx. FICO XXX, XXXX since inception $XXK equity in the subject."	* Loan does not conform to program guidelines (Lvl x) "The tape and file subject loan was incorrectly closed as a cash-out refinance loan with a non-occupying BWRx. The final CD reflects cash to BWR in the amount of $xxK and non-mortgage debts totaling $x,xxx paid off through the subject transaction. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64173360	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,501.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,875.65	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	64.634%	64.634%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	49.904%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $1,501.43 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,363.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,875.65 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $264,615.19.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $264,615.19.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR receives asset depletion income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender did not subtract $XXXK from assets used in the asset depletion qualifying calculation. Lender defect. Revised DTI XX.XX%. The BWR was qualified on an asset utilization program. The subject loan originated xx and the X-year SOL is active, FICO XXX, $XXX residual income, and $XXXK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35898943	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,469.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,796.88	$2,034.17	8.625%	360	xx	xx	Conventional	Fixed	Refinance	58.275%	58.275%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	641	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $6,469.72 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,796.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,796.88 with an interest rate of 8.625%. The current UPB reflected as per the payment history is $249,910.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $249,910.12.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is originated as NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows missing flood insurance policy. Provide the condo master flood policy. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5271928	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,523.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$795.77	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	739	27.989%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The tax status is to follow.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,688.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $795.77 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $164,721.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $164,721.74.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied, and the borrower intends to keep the property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as xx withxx. BWR had prior employment experience as xx at xx.
BWR2 has 6.16 years on the job as a patient service representative at UPMC.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape and file show proceeds from a bridge loan of $xxK taken against REO property were used as funds for closing of the subject loan."	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl X) "Compliance failing for state regulations. PA license validation test. In the state of PA, the lender is licensed under state ID #XXXXX as per the NMLS website."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7846113	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$10,898.64	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,256.36	3.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	49.842%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.125%	$1,324.11	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The subject mortgage was re-recorded on xx to include the PUD rider.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the total amount of $10,898.64 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,041.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,324.11 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $277,164.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $277,164.79.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx at xx for 3 years and at xx for 4.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $2,256.36, a rate of interest of 3.125%, and a maturity date of xx/xx/2051. The P&I as per payment history is $1,324.11, and the rate of interest is 3.125%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape defect reflects a correspondent loan sold to the wrong investor and now cannot be sold to FNMA."	* ComplianceEase TILA Test Failed (Lvl X) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* Intent to Proceed Missing  (Lvl X)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70575466	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$20,217.49	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,435.00	3.875%	360	xx	xx	Conventional	Fixed	Refinance	74.081%	74.081%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	740	38.419%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active XXXX’s lien contract against the subject property in favor of xx located at “xx,” which was recorded on xx/xx/2022 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $20,217.49 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,435.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,435.00 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $495,177.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $495,177.98.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 15 years on the job as xx at xx.
BWR2 has 4.50 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows misrepresentation of employment details, as the BWR changed from W-X to xx prior to recertification of loan. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has XX years on the job as xx at xx. BWRX has X.XX years on the job as xx at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial loan estimate dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX. Final CD dated xx reflects Appraisal Fee at $XXX.XX. This is an increase in the fee in the amount of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case that originated on xx/xx/XXXX, and the X-year SOL has expired.  Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of Section C fees and Recording fee at $XXX.XX. Final CD dated xx reflects the sum of Section C and Recording fee at $XXX.XX This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case that originated on xx, and the X-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl X)     "Initial escrow account disclosure is missing from the loan document."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14089979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,557.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.47	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	756	Not Applicable	18.790%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $2,557.82 on xx/xx/2024 and xx/xx/2024.
The 1st installment of combined taxes for 2025 is paid in the amount of $2,072.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,362.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $848.47 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $177,831.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $177,831.15.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows insufficient appraisal. Review of the appraisal report shows all the information is accurate and complete. XXXX search shows an estimated value of $XXXX. Current UPB $xxxK. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62361205	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$26,097.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,842.01	3.125%	360	xx	xx	Conventional	Fixed	Purchase	57.333%	57.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	44.428%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 were paid in the amount of $26,097.30 on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2025 have been delinquent in the amount of $386.20, which was good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,350.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,842.01 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $381,482.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $381,482.12.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.00 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows insufficient credit and prior foreclosure history. Credit report shows BWR has only x active tradelines, and BWR had filed bankruptcy chapter x on xx. Subject loan originated on xx. BWR has been SE for x.xx years at xx. and has a FICO of xxx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed TILA Finance Charge Test due to finance charge disclosed on Final CD as xx. Calculated Finance charge is xx for an under disclosed amount of -$XXX.XX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does reflect a mortgage broker fee of $X.XX. The CD dated xx reflects a mortgage broker fee of $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XXX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XXX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1981843	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,694.48	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,340.31	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	46.113%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 were due in the total amount of $3,694.48 on xx/xx/2025 & xx/xx/2025.
The installment of combined taxes for 2025 was paid in the amount of $3,601.99 on xx/xx/2024.
The installment of utilities charges for 2025 is due in the amount of $241.68 on xx/xx/2025.
The annual utilities charges for 2025 have been delinquent in the amount of $164.33, which was due on xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,797.19 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,340.31 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $348,573.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $348,573.18.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property was owner-occupied.
BWR has 4.66 years on the job as a XXXX at xx. Additionally, BWR has been SE as an xx for 6.50 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a XXXX at xx, FICO XXX, and $XXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX.
Loan estimate dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX. Final CD dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX.
																																																																																								This is a cumulative increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60737861	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$19,586.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,482.18	6.625%	360	xx	xx	Conventional	Fixed	Refinance	85.158%	85.158%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	38.658%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.625%	$4,482.18	XX/XX/XXXX	Change of Terms	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2016 in the amount of $2,156.44.
There are two prior child support liens against the borrower in favor of “xx,” which were recorded on xx/xx/2016 and xx/xx/2016 in the total amount of $XXXX
There is an IRS lien against the borrower in favor of the xx, which was recorded on xx/xx/2024 in the amount of $XXXX
The annual installment of combined taxes for 2024 has been paid in the amount of $19,586.41 on xx/xx/2024.
The annual installment of water charges for 2025 has been delinquent in the amount of $165.78, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,604.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,482.18 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $685,406.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $685,406.74.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 4.1 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, on xx/xx/2024. As per the modified term, the new principal balance is $700,000.00. The monthly P&I is $4,482.18, with an interest rate of 6.625% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There are no deferred balances or principal forgiven amounts.	Right of Rescission	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan fails the Qualified Mortgage Lending Policy points and fees test because the fees charged ($xx,xxx.xx.xx) exceed the fees threshold of $xx,xxx.xx by +$xxx.xx.  Administration Fee paid by Borrower: $x,xxx.xx
Fraud Review Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Rate Lock Fee paid by Borrower: $xx,xxx.xx
Title Update Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx

The revised closing disclosure delivery does not require a new waiting period and:
The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either
"xx" or "xx" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.

This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:
The Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Rate Lock Fee. CD dated xx/xx/xxxx reflects Rate Lock Fee at $xx,xxx.xx. This is an increase in fee of $xx,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. CD dated xx/xx/xxxx reflects Appraisal Fee at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl x) "Final CD reflects closing date as xx/xx/xxxx. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/xxxx. Note date is xx/xx/xxxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX%. The tape shows BWR has declining income. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been an SE for X.X years at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject. Review shows ATR confirmed."
																																																																																								* Compliance Testing (Lvl X) "Loan failed. Qualified Mortgage Safe Harbor threshold test due to APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88576497	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,430.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$960.76	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	75.490%	75.490%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	37.757%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.375%	$933.23	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second annual installments of county taxes for 2024 have been paid in the amount of $1,430.18 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,219.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $933.23 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $161,182.32. The due dates are advanced from xx/xx/2023 to xx/xx/2024 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $161,182.32.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case xx on xx/xx/2024. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.

BWR has 5.5 years on the job as a XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case #xx on xx/xx/2024. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $148,000.00, and the value of the collateral is xx. The unsecured portion is $29,700.00. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrower, xx, on xx/xx/2024. As per the modified term, the new principal balance is $161,856.84. The monthly P&I is $933.23 with an interest rate of 6.375% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.X years on the job as a xx, FICO XXX, and $XXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "The loan fails the Qualified Mortgage Lending Policy points and fees test due to Fees charged ($X,XXX.XX) exceed the fee threshold of $X,XXX.XX by $XXX.XX.  The below fees were included in the test:
Fraud Review Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Underwriting Fee paid by Borrower: $X,XXX.XX"
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. The CD dated Xxx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. The loan estimate dated xx/xx/XXXX does not reflect the appraisal fee. The CD dated Xxx/xx/XXXX reflects an appraisal fee of $XXX.XX. The loan estimate dated xx/xx/XXXX does not reflect transfer taxes. The CD dated Xxx/xx/XXXX reflects transfer taxes at $X.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl X)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged ($X,XXX.XX) exceed the fees threshold of $X,XXX.XX by $XXX.XX.  The below fees were included in the test:
Fraud Review Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Underwriting Fee paid by Borrower: $X,XXX.XX"
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "The right of rescission signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2620992	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,806.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$451.43	3.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	673	49.873%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
There is an active civil judgment against the borrower in favor of xx, in the amount of $XXXX, which was recorded on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $1,806.84 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $725.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $451.43 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $88,172.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $88,172.81.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.66 years on the job as a XXXX with xx. BWR2 receives SSI and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows undisclosed mortgage debt. Further details were not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a XXXX with xx. BWRX receives SSI and pension income, FICO XXX, XXXX in the last XX months, and has $XXK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU Locator xx, and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10790232	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,286.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$440.61	3.875%	360	xx	xx	Conventional	Fixed	Purchase	93.700%	102.725%	Full Documentation	Yes	XXXX	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	684	16.053%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
There is a junior mortgage (down payment assistance mortgage) that was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amounts of $2,808.79 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2025 is due in the amount of $2,286.67 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $988.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $440.61 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $86,787.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $86,787.21.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as a XXXX III, collections with xx.
BWR2 has 4 months on the job as a delivery driver with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows an unsalable MSHDA loan. The subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with instrument xx. Further details are not provided."	* Cash out purchase (Lvl X) "The subject loan is purchase case, Final CD dated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that total cannot increase more than XX% tolerance test. The LE dated xx/xx/XXXX reflects a recording fee at $XX.XX and transfer taxes of $X.XX. The CD dated xx/xx/XXXX reflects a recording fee at $XXX.XX and transfer taxes of $XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX% test. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67831611	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$827.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,053.20	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	73.333%	73.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	39.558%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx. No active judgments or liens have been found. The first and second installments of county taxes for 2024 have been paid in the amount of $827.44 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,345.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,053.20 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $223,598.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $223,598.08. As per the seller's tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 4.33 years on the job as a XXXX with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a XXXX with xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl X)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged ($X,XXX.XX) exceed the fees threshold of $X,XXX.XX by $XXX.XX.  The below fees were included in the test: Fraud Review Fee paid by Borrower: $XXX.XX Points—Loan Discount Fee paid by Borrower: $X,XXX.XX Underwriting Fee paid by Borrower: $X,XXX.XX"
* GSE Points and Fees Test Violations (Lvl X)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged ($X,XXX.XX) exceeding the fee threshold of $X,XXX.XX is over by +$XXX.XX.  The below fees were included in the test: Fraud Review Fee paid by Borrower: $XXX.XX Points—Loan Discount Fee paid by Borrower: $X,XXX.XX Underwriting Fee paid by Borrower: $X,XXX.XX"
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17573468	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,957.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,739.20	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	58.417%	58.417%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	44.063%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,188.74 on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of $7,768.30 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,738.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,739.20 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $363,953.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $363,953.22.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 13.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows DTI exceeded tolerance. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for XX.XX years at xx, FICO XXX, XXXX in the last XX months, $XXXK equity in the subject, and $X,XXX residual income."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% the borrower’s income was $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of XX%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46240292	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,189.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,304.16	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	39.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 has been paid in the amount of $4,189.08 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,179.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,304.16 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $456,758.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $456,758.76.
The loan has not been modified since origination.
As per the tape, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.50 years on the job as an investment advisor with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows collateral value was not accepted. Review of appraisal shows large adjustments. Comp #x with a sales price of $xxxK, is closest to the subject property. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."	* Missing credit report (Lvl X) "The credit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79666213	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,003.67	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$421.44	3.750%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	33.845%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with xx
There is one junior mortgage against the subject property originated on xx/xx/2021 in favor of the xx, which was recorded on xx/xx/2021.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,403.45 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2025 is due in the amount of $1,003.67 on xx/xx/2025.
The annual water/sewer charges have been delinquent in the amount of $166.01, which was due on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $904.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $421.44 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $85,324.52.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $85,324.52.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the borrower's income was impacted by Covid-19
BWR has 1.33 years on the job as a XXXXal assembly at xx. BWR had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject loan was previously indemnified. No further details provided."	* Cash out purchase (Lvl X) "The subject is a purchase case. The final CD shows cash to BWR in the amount of $XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63941671	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,178.79	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,398.03	7.000%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	34.179%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $14,178.79 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,463.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,398.03 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $504,207.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $504,207.15.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a XXXX with xx. Previously, BWR had 1.75 years on the job as a XXXX with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR was salaried and became XXXX, and the lender did not document sufficient history to qualify using XXXX income. Further details not provided. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been on the job for one month as a biostatistician with xx, FICO XXX, XXXX since inception and $XXXK equity in subject. Review shows ATR confirmed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84338549	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,449.79	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,166.35	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	45.330%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 has been paid in the amount of $3,547.38 on xx/xx/2025.
The annual water/sewer charges for 2024/2025 are delinquent in the total amount of $1,406.08, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,995.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,166.35 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $246,450.90. The deferred balance is $14,932.18. As per the deferral agreement dated xx/xx/2023, which is located at xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $246,450.90. The deferred balance is $14,932.18.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a transporter for 6.33 years. Additionally, BWR had 2.66 years on the job as a unit supplier specialist at the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR does not have sufficient income. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE as a xx for X.XX years, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect transfer taxes. The CD dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. The loan estimate dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. The CD dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $X.XX; the final CD dated xx/xx/XXXX reflects the lender at $XXX.XX. This is a decrease of +$XXX.XX for a fee that has a X% tolerance test.
The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17931385	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,286.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.24	7.250%	360	xx	xx	Conventional	Fixed	Purchase	96.997%	96.997%	Full Documentation	Yes	XXXX	xx	18.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	47.587%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx.
There is a junior mortgage against the subject property recorded on xx/xx/2024 in favor of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,143.00 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,143.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,299.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,740.24 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $252,418.04.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $252,418.04.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
BWR has 4 months on the job as an XXXX at xx. BWR has prior employment experience as a XXXX with xx between xx/xx/2022 and xx/xx/2024 for 1.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX% DTI. The Lender miscalculated income. Lender defect. Revised DTI XX.XX%. The BWR is employed with xx as an XXXX for X months. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $X,XXX residual income, $X,XXX in reserves and XXXX since inception."	* Transmittal (xxxx) is Missing (Lvl x) "The final transmittal summary is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an undisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8754085	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,850.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.38	3.250%	360	xx	xx	Conventional	Fixed	Purchase	74.522%	74.522%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	39.717%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of $4,850.83 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,605.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,018.38 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $216,052.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $216,052.40.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.41 years on the job as a XXXX with the xx. Previously, BWR has been SE for 3.66 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape and file show proceeds from a bridge loan of $xxK taken against REO property were used as funds for closing of the subject loan."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a XXXX with xx. BWR has been SE for X.XX years at xx. FICO XXX, XXXX in the last XX months, $XXK equity in the subject, and $X,XXX residual income."
* Cash out purchase (Lvl X)     "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash in the amount of $X,XXX.XX."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36198979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,165.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,988.16	5.975%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	48.883%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2024 has been paid in the amount of $1,291.42 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of town taxes for 2024 are due in the total amount of $3,874.26 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,568.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,988.16 with an interest rate of 5.975%. The current UPB reflected as per the payment history is $329,223.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $329,223.79.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as an XXXX at the xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed debt not included in DTI. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as an XXXXr at the xx, FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income. BWR works in xx, and the OO subject property is in CT. Seller rebuttal is that BWR works remotely. Downgraded to LVLX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10801448	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,824.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,578.64	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	49.415%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
There is a prior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2021 in the amount of $XXXX
The first installment of combined taxes for 2024 has been paid in the amount of $1,824.29 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,548.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,578.64 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $373,065.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $373,065.91.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 2.33 years on the job as a XXXXrepresentative with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "Subject was approved as OO. Tape shows occupancy issue and may be NOO. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. The subject loan is a purchase case that originated on xx/xx/xxxx, and the x-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows there is an occupancy issue and the rental income used to qualify was not supported. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a XXXXrepresentative at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22222465	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,888.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,614.66	6.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	781	772	19.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $8,888.00 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,627.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,614.66 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $398,457.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $398,457.48.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR was approved using an offer letter as a graduate sxx. Prior to this, BWR was a student at xx between 2018 and 2024.  BWR2 and BWR3 have been SE for 17.9 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows the subject loan is not eligible for delivery to XXXX, as the condo questionnaire was not completed at the time of closing. File shows the subject loan closed with xx and the condo questionnaire is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB $xxxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48064550	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,763.10	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,198.05	8.535%	360	xx	xx	Conventional	Fixed	Refinance	67.526%	67.526%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	544	Not Applicable	44.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with xx
There is a water/sewer lien against the subject property in favor of the xx in the amount of $XXXX recorded on xx/xx/2023.
The 1st installment of town taxes for 2024 has been paid in the amount of $3,381.55 on xx/xx/2025.
The 2nd installment of town taxes for 2024 is due in the amount of $3,381.55 on xx/xx/2026.
The water charges for 2025 are due in the amount of $87.75 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,047.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,198.05 with an interest rate of 8.535%. The current UPB reflected as per the payment history is $147,611.21.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $147,611.21.
As per the comment dated xx/xx/2025, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 21.25 years on the job as a XXXX with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows investor stopped funding correspondent loans after this loan closed but prior to purchase. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52205943	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,409.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,751.02	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	73.846%	73.846%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	40.945%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The first installment of town taxes for 2026 has been paid in the amount of $1,352.33 on xx/xx/2025.
The second installment of town taxes for 2026 is due in the amount of $1,352.32 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is10/01/2025. The last payment was received on xx/xx/2025 in the amount of $3,400.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,751.02 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $379,244.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $379,244.48.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the RFD is a payment dispute. Further details not provided.
As per the seller’s tape data, the subject property is owner-occupied.
BWR has been SE as a home improvement contractor for 4 years and at xx for 2.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the loan does not meet the guidelines. Revised DTI is XX.X%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE as a xx for X years, FICO XXX, and $XXXK equity in the subject."	* ComplianceEase TILA Test Failed (Lvl x) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/xxxx is more than xx calendar days after the consummation date xx/xx/xxxx."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl x) "The subject loan closed on xx/xx/xxxx, and the xxxx submitted at closing indicates a DTI of xx.xxx% and an LTV of xx.xxx%. While an AUS dated xx/xx/xxxx is available in the loan file showing a DTI of xx%, the AUS submitted at closing is missing from the loan documentation."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16763230	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$738.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,298.05	7.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	36.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx.
There is a state tax lien against the borrower in favor of the xx in the amount of $XXXX recorded on xx/xx/2024.
The first and second installments of county taxes for 2024-2025 have been paid in the total amount of $738.62 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,023.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,298.05 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $338,506.59.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $338,506.59.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 8 months on the job as a construction manager with xx. Additionally, BWR has been SE for 21 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender excluded a debt and used the full lease amount of $XX,XXX without evidence of the full rent payments. Lender defect. Revised DTI in excess of XXX%. The BWR is SE for XX years with xx located in OR and recently started a new position with xx located in HI as a Construction Manager for X months. BWR is relocating from HI to ID. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $XXXK in reserves, and $XXK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is subject to the installation of smoke alarms. xxxxD is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "The loan fails the qualified mortgage lending policy points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $x,xxx.xx by $xxx.xx.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $xxx.xx Underwriting Fee paid by Borrower: $xxx.xx"
* GSE Points and Fees Test Violations (Lvl x) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx exceeds fees threshold of $x,xxx.xx by $xxx.xx. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $xxx.xx Underwriting Fee paid by Borrower: $xxx.xx"	* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).

The loan failed the qualified mortgage safe harbor threshold test due to the APR being calculated at X.XXX%. Exceeds APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77452270	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$960.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.00	6.490%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	17.523%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $675.64 on xx/xx/2024.
The annual city taxes for 2024 have been paid in the amount of $283.59 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,233.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $985.00 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $154,253.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $154,253.05.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.25 years on the job as a supervisor of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl x) "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows IPC (interested party contribution) of $x,xxx exceeded the closing cost of $x,xxx.xx, and reducing the sales price by the amount of overage, the LTV increases from xx.xx% to xx.xx%, which requires MI coverage that was not obtained at closing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93664161	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,702.62	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,597.36	7.625%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	684	44.101%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$107,322.00	6.750%	$2,808.85	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,702.62 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,808.85 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $465,537.56, and the deferred balance is $107,322.00.
As per the comment dated xx/xx/2024, the payments made in Feb 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $465,537.56, and the deferred balance is $107,322.00.
As per the collection comment dated xx/xx/2025, the RFD is the illness of the principal mortgage.
As per the comments dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the borrower is disputing for fund to repairs. Further details are not provided.
The loan has been modified on xx/xx/2025.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to fire on xx/xx/2024. Unable to determine the actual cost of repairs. As per the comment dated xx/xx/2025, the loss draft check was received in the amount of $11,508.18. As per the document located at "xx," the final disbursement of the insurance funds was enclosed, and this final disbursement will complete the borrower's claim process. The document does not specify the final disbursement amount. Unable to determine the current status of repair.
The inspection report dated xx/xx/2025 located at "xx'" shows that all repairs have been completed.
As per the servicing comment, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the FC sale was scheduled on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was put on hold due to loss mitigation. As per the latest comment dated xx/xx/2025, the FC was closed.
No post-close bankruptcy record has been found.
BWR1 has 17.5 years on the job as an analyst at xx.
BWR2 has 5.33 years on the job as a lead medical technologist at xx.
Foreclosure Comments:As per the servicing comment, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the FC sale was scheduled on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was put on hold due to loss mitigation. As per the latest comment dated xx/xx/2025, the FC was closed.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2025. As per the modified term, the new principal balance is $572,859.56, and the interest-bearing amount is $465,537.56. The monthly P&I is $2,808.85 with an interest rate of 6.750% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred balance in the amount of $107,322.00.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan failed revised loan estimate delivery date test due to the revised loan estimate delivery date is less than four business days from initial CD delivery date."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the loan is EPD. The first payment was due on xx/xx/xxxx. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx, and the deferred balance is $xxx,xxx.xx."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl x) "Subject originated x/xx/xx in the amount of $xxxK. BWR was DLQ and loan modified on x/xx/xx in the amount of $xxxK, $xxxK interest bearing and $xxxK deferred. Tape shows original appraised value $xxxK. Redfin shows estimated value $xxxK. Recommend BPO."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24337151	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,203.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,352.63	6.000%	360	xx	xx	Conventional	Fixed	Purchase	74.039%	74.039%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	753	Not Applicable	49.976%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,203.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,386.83, which was applied for the due date of xx/xx/2025. The current P&I is $2,352.64 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $390,523.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $390,523.18.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 22 years on the job as a sales and licensing with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The tape shows the subject does not meet QM loan requirements, as the points and fees exceeded the threshold. Infinity compliance report shows the loan failed the QM points and fees test."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged of $xx,xxx.xx exceeding the fees threshold of $xx,xxx.xx by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx exceeding the fees threshold of $xx,xxx.xx by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx"	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58282170	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,263.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,730.06	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	45.000%	45.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of $XXXX
There are 2 civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2015 and xx/xx/2015 in the total amount of $XXXX.
The 1st and 2nd installments of town taxes for 2026 are due in the total amount of $6,631.76 on xx/xx/2026 and xx/xx/2026.
The 4th installment of town taxes for 2025 is due in the total amount of $3,480.42 on xx/xx/2025.
The 1st, 2nd, and 3rd installments of town taxes for 2025 have been paid in the total amount of $9,783.10 on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The annual installment of sewer charges for 2025 is due in the amount of $195.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,020.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,730.06 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $219,432.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $219,432.70.
As per the servicing comment dated xx/xx/2025, the reason for default is the death of the borrower’s family member.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed the xx prohibited fees test. The below fees were included in the test:
Title - Closing Protection Letter paid by Borrower: $XX.XX
Title - Electronic Document Delivery paid by Borrower: $XX.XX
Title - Tax Certification Fee paid by Borrower: $XX.XX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. Initial LE dated xx/xx/XXXX reflects lender credit at $XX.XX. Final CD dated xx/xx/XXXX does not reflect lender credit. This is decrease of -$XX.XX for fee which has X% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10734206	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,696.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$8,671.88	$10,253.50	7.500%	360	xx	xx	Conventional	ARM	Purchase	75.000%	85.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	Unavailable	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx
There is an active junior mortgage against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the amount of $22,696.96 on xx/xx/2024 and on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $10,916.95(interest and escrow), which was applied for the due date of xx/xx/2025. The current monthly interest-only payment is $8,507.91 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $1,361,181.97. Note has interest only period of 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $1,361,181.97.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2025, the subject property is owner occupied.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. The CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. Initial LE dated xx/xx/XXXX reflects lender credit at $XXXX.XX. The final CD dated xx/xx/XXXX does not reflect lender credit. This is a decrease of -$X,XXX.XX for fee which has X% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.
The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81928129	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$1,870.33	$7,300.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,211.04	8.500%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx
There are no active judgments or liens found.
The 1st and 2nd town taxes for 2025 were paid in the total amount of $3,560.15 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of town taxes for 2026 are due in the total amount of $3,650.41 on xx/xx/2026 and xx/xx/2026.
The 4th installment of town taxes for 2025 is due in the total amount of $1,870.33 on xx/xx/2025.
The 3rd installment of town taxes for 2025 has been delinquent in the total amount of $1,870.33, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,880.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,211.04 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $153,725.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $153,725.16.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl X) "Loan failed the xx prohibited fees test. The below fees were included in the test: Financial Literacy Education(APR) paid by Lender: $XX.XX
Homeowner's Association Dues paid by Borrower: $X,XXX.XX
Title Closing Protection Letter paid by Borrower: $XX.XX."
																																																																																								* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98665744	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,155.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,001.18	$3,281.95	9.875%	360	xx	xx	Conventional	ARM	Cash Out	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx
There is a certificate of forfeiture for a real estate tax lien against the subject property in favor of the xx, which was recorded on xx/xx/2021 in the amount of $XXXX
There is an active judgment against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of $XXXX
The 1st installment of county taxes for 2025 has been paid in the amount of $7,155.77 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,403.13, which was applied for the due date of xx/xx/2025. The current interest-only payment is $3,001.18 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $364,700.00. As per the note, the loan is interest-only for 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $364,700.00.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
* Missing Initial Closing Disclosure (Lvl x) "Initial CD is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46021992	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,730.50	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,995.84	8.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx
There is a UCC lien found against the subject property in favor of xx, which was recorded on xx/xx/2024.
There is a state tax lien found against the borrower in favor of the xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The 1st, 2nd, and 3rd installments of town taxes for 2025 have been paid in the total amount of $4,965.15 on different dates.
The 1st, 2nd, and 4th installments of town taxes for 2025-2026 are due in the total amount of $5,130.60 on different dates.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of $470.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,642.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,995.84 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $264,602.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $264,602.00.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The subject was approved under a no-ratio and ATR-exempt loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Appraisal report is as is; the improvement section and photo addendum show a crack in the rear chimney and wood siding. The estimated cost to cure is $xxx. The downspout is missing in the front right. xxxxD is missing from the loan file. The final CD does not reflect holdback."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Title Closing Protection Letter (CPL) paid by Borrower: $xx.xx
Title-Tax Certificate paid by Borrower: $xx.xx."	* ComplianceEase TRID Tolerance Test Failed (Lvl X) "TRID violation test failed due to a decrease in lender credit on the final closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $XX.XX. The final CD dated xx/xx/XXXX does not reflect lender credit. This is a decrease of $XX.XX for a fee that has a X% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49017005	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,070.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,175.47	$2,531.00	7.875%	360	xx	xx	Conventional	ARM	Cash Out	65.000%	65.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $3,907.23 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,903.35 (PITI), which was applied for the due date of xx/xx/2025. The current interest-only payment is $2,175.47 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $331,500.00. This loan is interest-only for 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $331,500.00.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the borrower has filed a claim for damage due to the hurricane. The date of loss is xx/xx/2022, and the borrower filed an insurance claim for the loss amount of $4,936.82. A comment dated xx/xx/2025 states that 95% of repairs are completed and the wiring at the back of the house or garage needs to be repaired. No further information regarding repairs was found in the comments.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test.  Loan estimate dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. Loan estimate dated xx/xx/XXXX does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX. Loan estimate dated xx/xx/XXXX does not reflect Recording Service Fee. CD dated xx/xx/XXXX reflects Recording Service Fee at $X.XX. Loan estimate dated xx/xx/XXXX reflects Transfer Taxes at $X,XXX.XX. CD dated xx/xx/XXXX reflects Transfer Taxes at $X,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,936.82	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73908502	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,705.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,261.48	6.800%	360	xx	xx	Conventional	Fixed	Purchase	64.933%	64.933%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	748	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $3,557.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,684.55, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,261.48 with an interest rate of 6.800%. The current UPB reflected as per the payment history is $186,526.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $186,526.54.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Higher Price Mortgage Loan (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14923258	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,372.57	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,659.64	7.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	39.527%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
There is a prior child support lien against the borrower in favor of the xx, which was recorded on xx/xx/2024 in the amount of $XXXX
  The annual installments of county taxes for 2025 have been paid in the amount of $2,277.66 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,057.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,659.64 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $542,328.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $542,328.64.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has been SE as a driver for 6.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape indicates suspension from FHLMC, resulting in all loans being held on the warehouse line. Immediate action is required to facilitate movement. The loan has been approved with MI. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41366086	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,579.77	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$758.86	6.750%	360	xx	xx	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	660	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx No active judgments or liens have been found. The 1st installment of city taxes for 2026 has been paid in the amount of $663.08 on xx/xx/2025. The 2nd installment of city taxes for 2026 is due in the total amount of $663.08 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,281.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $761.57 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $112,770.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $112,770.70.
As per the seller’s response, the default rate took effect from xx/xx/2023 through xx/xx/2023. P&I was recast for the xx/xx/2023 payment. The loan has not been modified since origination.
As per the tape data, the occupancy of the subject property is stated as investment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the BPO report dated xx/xx/2023 located at (xx), the subject property needs repairs of exterior power washing and replacement of missing vinyl trim and roof pieces, and the estimated cost of repairs is $900.00. Unable to determine the current status of repairs.
BWR is an LLC, and the loan was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Prepayment Penalty Rider	xx	2: Acceptable with Warnings			* Missing required X-X family rider (Lvl X) "The subject is NOO. X-X family rider is missing from the loan documents." * Prepayment Rider Missing (Lvl X) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$900.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13013958	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,871.46	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$802.64	6.750%	360	xx	xx	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	660	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 xx
No active judgments or liens have been found.
The 1st installment of city taxes for 2026 has been paid in the amount of $717.87 on xx/xx/2025.
The 2nd installment of city taxes for 2026 is due in the amount of $717.86 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,404.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $802.64 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $118,852.19.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $118,852.19.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the occupancy of the subject property is stated as investment.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Prepayment Penalty Rider	xx	2: Acceptable with Warnings			* Missing required X-X family rider (Lvl X) "X-X family rider is missing from the loan documents." * Prepayment Rider Missing (Lvl X) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42210807	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,496.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,084.21	6.625%	360	xx	xx	Conventional	Fixed	Purchase	88.211%	88.211%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	49.983%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $2,396.39 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,685.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,084.21 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $323,752.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $323,752.98.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.5 years on the job as a XXXX at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender excluded a $XXX.XX monthly liability. Lender defect. Revised DTI XX.XX%. The BWR is employed with xx as the XXXX for X.X years. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $XX.XK in reserves, $X,XXX residual income and $XX.XK equity in the subject. XXXX since inception."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11365082	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,724.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,492.94	6.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	42.074%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx
There is an active HOA lien against the subject property in favor of xx, an xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The first and second installments of county taxes for 2025 are due in the total amount of $1,724.16 on xx/xx/2025 and xx/xx/2026.
The first and second installments of county taxes for 2024 were paid in the total amount of $117.62 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,534.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,492.94 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $368,571.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $368,571.55.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.58 years on the job as a psychiatric XXXX with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape and file show the subject loan does not meet FNMA purchase eligibility requirements, as the BWR on the loan is an irrevocable trust, which per FNMA Bx-x-xx makes it ineligible for purchase and securitization. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25927788	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,654.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,026.79	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	32.211%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $1,654.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,333.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,026.79 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $159,842.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $159,842.34.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 22.91 years on the job as a XXXX with the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. BWR lives and works in a different state. Elevated for client review."	* XXXX Risk Indicator is "Elevated" (Lvl x) "The loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to the calculated points and fees of $x,xxx.xx exceeding the disclosed points and fees of $x,xxx.xx for an undisclosed amount of +$x.xx."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (XXXX public guidelines) QM points and fees test due to the fees charged at $x,xxx.xx exceeding the fees threshold of $x,xxx.xx by $x.xx. The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
																																																																																							Underwriting Fee paid by Borrower: $xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows the subject is NOO due to misrepresentation, as the BWR lives and works in a different state causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX.XX years on the job as a XXXX with the XXXX, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24227483	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,742.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,912.89	6.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	101.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	765	48.326%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
There is an active junior mortgage against the subject property originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
The 1st and 2nd installments of county taxes for the year 2024/2025 have been paid in the total amount of $2,742.82 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,440.42, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,912.89 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $297,781.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $297,781.88.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives worker compensation income.
Previously, BWR had 15.91 years on the job as a XXXX with xx and receives workers' compensation.
BWR 2 has 8.41 years on the job as a XXXX with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR was on approved leave at the time of closing and lender did not document return date prior to closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX receives worker compensation income, BWRX has X.XX years on the job as a XXXX with xx, FICO XXX, and XXXX since inception."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30207987	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,129.40	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,185.48	7.125%	360	xx	xx	Conventional	Fixed	Purchase	94.847%	94.847%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	50.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The 2nd installment of county taxes for 2025 is due in the total amount of $1,660.58 on xx/xx/2025.
The 1st installment of county taxes for 2025 was paid in the amount of $1,468.82 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,082.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,185.48 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $612,937.09.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $612,937.09.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX% DTI. The Lender excluded a debt. Lender defect. Revised DTI XX.XX%. The BWR is SE with xx X.X years. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $XK in reserves, $X,XXX residual income and $XX.XK equity in the subject (LTV XX.XX%). The loan has been XxXX since inception."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36858995	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,392.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,612.02	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	38.638%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $6,136.46 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,646.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,612.02 with an interest rate of 6.500%. The current UPB is $412,500.81.	Collections Comments:According to the servicing comments, the current states of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $412,500.81.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR has 4.25 years on the job as a XXXX with xx.
BWR has 4.25 years on the job as a XXXX at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation, as the BWR already has two financed primary residences within XX months. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows the subject is NOO due to occupancy misrepresentation, as the BWR already has two financed primary residences within XX months, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a XXXX at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38421983	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,692.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,585.22	6.625%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	585	Not Applicable	35.574%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $5,692.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,615.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,585.22 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $402,307.29.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $402,307.29.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 10 months on the job as a transformation project manager with xx. Previously,
BWR had SE for 3.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject loan does not meet the eligibility requirement, as the existing mortgage getting refinanced had a late payment inside xx months. Further details not provided. Subject FHA loan originated x/xx/xx and was approved at xx.xx%. xXxx since inception."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47571303	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,242.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,462.46	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	742	48.756%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
No active judgments or liens have been found.
For Parcel # xx
The 1st installment of combined taxes for 2024 has been paid in the amount of $4,242.80 on xx/xx/2025.
The 2nd installment of combined taxes for 2024 is due in the amount of $4,242.80 on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,596.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,462.46 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $364,037.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $364,037.09.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 months on the job as a customer relationship advocate at xx. Previously, BWR1 had multiple jobs in the last two years.   BWR2 has 3.75 years on the job as a XXXX with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject approved at XX.XX%. Tape shows income miscalculation, as the OT income is declining and the lender did omit debts without supporting documents. The revised DTI is XX%. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX months on the job as a customer relationship advocate at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect an appraisal fee. The CD dated xx/xx/XXXX reflects an appraisal fee at $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on Xxx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4824042	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$196.47	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.94	7.125%	360	xx	xx	Conventional	Fixed	Purchase	93.846%	93.846%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	37.274%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $196.47 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $196.47 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $996.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $821.94 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $112,939.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $112,939.36.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
The appraisal report dated xx/xx/2023 is as is. The photo addendum attached to the appraisal shows water and dampness in the basement. The cost of repair is not available. No comment has been found regarding completion of repairs.
BWR qualified using an offer letter as a XXXX at xx. Previously, BWR was a student at the xx for 2.75 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The tape and appraisal report show dampness in the basement. XXXXD addressing the dampness due to water in the basement or an XXXX's inspection verifying the structural integrity of the building by a licensed professional is missing from the loan documents. Final CD does not reflect the escrow holdback."		* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR has fluctuating income, and the lender did not document a full XX-month history. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR qualified using an offer letter as a XXXX at XXXX, FICO XXX, XXXX since inception, and $XXK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17819514	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	Idaho	xx	xx	No	No	Not Applicable	First	$0.00	$4,361.88	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,707.60	6.375%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	749	733	13.350%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 has been paid in the amount of $2,180.94 on xx/xx/2024.
The 2nd installment of school taxes for 2024 has been paid in the amount of $2,180.94 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,427.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,707.60 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $429,882.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $429,882.77.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
BWR has 9 years on the job as a professional land surveyor with xx. Additionally, BWR receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows income miscalculation, and the lender did not obtain tax returns. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X years on the job as a professional land surveyor with xx. Additionally, BWR receives SSI income, FICO XXX, XXXX since inception, and $XXXK equity in the subject. Review shows ATR confirmed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79380879	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,972.01	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,944.89	7.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	41.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The annual installments of combined taxes for 2024 have been paid in the amount of $1,972.01 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,944.89 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $585,540.00.	Collections Comments:The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $585,540.00.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
BWR has less than 1 month on the job as a director of research with the xx. Previously, BWR was SE as a director of research for 2.91 years with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows homebuyer education was not completed by BWR prior to closing. Also, tape shows the subject loan closed with xx% MI coverage, which does not meet the xx% coverage requirement. Further details not provided."
																																																																																							* Revised Loan Estimate is missing (Lvl x) "The revised LE dated xx/xx/xxxx is missing from the loan documents. The document tracker is available at xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61314924	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,304.30	5.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	48.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,928.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,304.30 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $383,980.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $383,980.57.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 9.41 years on the job as a XXXX with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows APR increased by x.xxx% without a three-day waiting period. Infinity compliance report does not fail the delivery and timing test. Further details were not provided."
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does reflect Appraisal Review Fee at $x.xx, Credit Report Fee at $xx.xx and Transfer Taxes at $xxx.xx. CD dated xx/xx/xxxx reflects Appraisal Review Fee at $xxx.xx, Credit Report Fee at $xx.xx and Transfer Taxes at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47846003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,239.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,618.54	7.450%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	779	43.198%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $4,119.76 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $4,119.76 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,669.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,618.54 with an interest rate of 7.450%. The current UPB reflected as per the payment history is $795,726.18.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $795,726.18.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as a XXXX at xx. Additionally, BWR1 has been SE for 1.33 years at xx.
BWR2 qualified using an offer letter as a XXXX at xx starting on xx/xx/2024. BWR2 has had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as-is. The improvement and the photo addendum of the appraisal report show rotten wood on the front box window. The estimated cost to cure is $xxx. xxxxD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows misrepresentation of employment. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X months on the job as a XXXX at xx. BWRX qualified using an offer letter as a XXXX at xx starting on xx/xx/XXXX, FICO XXX, XXXX since inception, and $XXK equity in the subject."
																																																																																								* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68889881	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,480.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,060.92	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	788	793	45.059%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The first installment of combined taxes for 2026 has been paid in the amount of $4,511.79 on xx/xx/2025.
The second installment of combined taxes for 2026 has been partially paid in the amount of $10.32 on xx/xx/2025.
The second, third, and fourth installments of combined taxes for 2026 are due in the amount of $13,480.38 on xx/xx/2025, xx/xx/2026, and xx/xx/2026.
The annual installment of utility/MUD charges for 2025 is delinquent in the amount of $844.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,787.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,060.92 with an interest rate is 6.125%. The current UPB reflected as per the payment history is $992,602.69.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $992,602.69.
As per the tape, the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 years on the job as an assistant director of nursing at xx.
BWR2 has 4.83 years on the job as a XXXX manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape and review of the files show BWR paid non-mortgage debt in the amount of $xxK at closing, which does not meet the business purpose guidelines, and the subject loan closed with a prepayment penalty, which is not allowed as per the investor guidelines. Further details not provided. Current UPB $xxxK. Review treated loan as NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95513959	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$665.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,826.41	6.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	819	795	48.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $692.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,026.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,826.41 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $274,118.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $274,118.95.
As per the tape, the subject property occupancy is stated as a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 15 years at xx.
BWR2 has 0.91 years on the job as a registered XXXX with xx. Previously, BWR2 had 2 years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl x) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape show subject is a single wide NOO MH second home that is not eligible for sale to the GSEs."
* Missing Initial Closing Disclosure (Lvl x)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (Lvl x) "An appraisal report shows the type of subject property as a manufactured home. The affixation affidavit available in the loan file located at (xx) shows that the home is permanently affixed to the land. The MH rider is attached to the mortgage. Also, the VIN/Serial # (xx) is mentioned in the subject mortgage. The final title policy located at "xx" shows an exception for the affidavit of affixture recorded in xx."			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39247003	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,540.32	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,759.29	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	51.618%	51.618%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	736	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $2,540.43 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $2,540.32 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,748.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,748.40 with an interest rate of 7.875%. The current UPB reflected as per the payment history $240,326.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $240,326.06.
As per the tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx, annual payments (debt service) are $xx,xxx.xx, and the debt service cover ratio (DSCR) is x.xx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject loan closed with the daily simple interest calculation method, which is a breach of the investor's purchase agreement. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38538878	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,152.30	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$11,612.24	$14,862.21	7.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	20.394%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of $3,152.30.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current interest-only payment is $11,612.24 with an interest rate of 7.625%. The current UPB reflected as per the payment history as per tape is xx. As per the note, the loan is interest-only for 120 months.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
  As per the tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.5 years at xx. Additionally, BWR has been SE for 5.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows loan product was changed to interest only without a x-day waiting period. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62271635	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,937.69	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,429.27	4.875%	360	xx	xx	Conventional	ARM	Purchase	75.033%	75.033%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	651	753	27.445%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx
There is an active junior mortgage against the subject property that was originated on xx/xx/2025 and recorded on xx/xx/2025 xx
The annual installment of combined taxes for 2025 has been paid in the amount of $9,058.69 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,318.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,429.27 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $619,965.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $619,965.63.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 4 months on the job as an associate with xx. Previously, BWR had 1.41 years on the job as an associate with xx. Prior to that, BWR had 1.41 years on the job as a project manager at xx. BWR 2 has 2.91 years on the job as a senior director with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Loan Program Info Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl x)     "Tape and credit report show BWR had an open charge-off account with a balance of $xxK in the last xx months. Further details not provided. Subject originated xx/xx/xx. xXxx last xx months."
* Loan program disclosure missing or unexecuted (Lvl x)     "ARM loan program disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl x) "Hazard insurance certificate is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl X) "The loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points - loan discount fee. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. The loan estimate dated xx/xx/XXXX does not reflect the rate lock fee. The final CD dated xx/xx/XXXX reflects the rate lock fee at $X,XXX.XX. The loan estimate dated xx/xx/XXXX reflects transfer tax fee at $X,XXX.XX. The final CD dated xx/xx/XXXX reflects transfer tax fee at $XX.XX. This is a cumulative increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73502597	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$865.92	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,772.18	6.990%	360	xx	xx	Conventional	Fixed	Refinance	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	767	49.625%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $865.92 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,136.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,772.18 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $412,172.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $412,172.44.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
Both BWRs have been SE for 7.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape and file show the subject loan closed at xx%, exceeding the LTV threshold of xx% for a refinance transaction. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81063568	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,747.46	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,457.91	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	664	681	40.967%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$140,309.96	6.000%	$2,861.11	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx
There is a junior mortgage against the subject property that was originated on xx/xx/2023 and recorded on xx/xx/2024 with xx
The first, second, and third installments of town taxes for 2025 have been paid in the amount of $8,741.74 on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,901.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,861.11 and the interest rate is 6.000%. The current UPB reflected as per the payment history is $518,681.15.
As per the document located at “xx,” the Covid deferral plan was approved from xx/xx/2023 to xx/xx/2024 in the amount of $11,003.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $518,681.15.
As per the comment dated xx/xx/2025, the reason for the default is payment adjustment.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details are not provided.
As per the comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19. As per the document located at “xx,” the Covid deferral plan was approved from xx/xx/2023 to xx/xx/2024 in the amount of $11,003.39.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2025, the subject property was damaged. The type of damage and amount are not available. As per the comment dated xx/xx/2025, the property is in fair condition. No details have been found regarding the completion of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 25.50 years on the job as a XXXX with xx.
BWR2 has 10 months on the job as a XXXX with xx. Previously, BWR2 had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, on xx/xx/2025. As per the modified term, the new principal balance is $660,309.79, with the deferred principal balance of $140,309.96 and the interest-bearing principal balance of $519,999.83. The monthly P&I is $2,861.11 with an interest rate of 6.000% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape shows the forbearance in the amount of $xxx,xxx.xx for xx-year terms. The loan was modified on xx/xx/xxxx; the new principal balance is xx, with the deferred principal balance of $xxx,xxx.xx. The current UPB reflected as per the payment history is $xxx,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows rental income calculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is expired. BWRX has XX.XX years on the job as a XXXX with xx. BWRX has XX months on the job as a XXXX with xx, FICO XXX, $XXXK equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl X)     "The loan failed the state regulations for the first lien prohibited fees test.

The following fees were included in the test:
Deed Prep Fee paid by Borrower: $XXX.XX
Municipal Sewer paid by Borrower: $X,XXX.XX
Title-Closing service Letter paid by Borrower: $XX.XX
Title-Notice of Settlement Filing paid by Borrower: $XX.XX
Title-Overnight Fee paid by Borrower: $XX.XX
Title-Transaction Management Fee paid by Borrower: $XX.XX"
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8309954	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	$3,597.21	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.56	6.990%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	762	779	22.805%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of $1,786.00 on xx/xx/2025.
The annual school taxes for 2025 are due in the amount of $1,846.23 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,253.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $797.56 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $119,802.31.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $119,802.31.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 0.33 months on the job as an XXXX with xx. BWR has multiple prior employment experiences as a XXXX with xx between xx/xx/2024 and xx/xx/2025 for 4 months and a bachelor of BA with xx between xx/xx/2019 and xx/xx/2024 for 4.66 years.
BWR2 has 1.66 years on the job as a XXXX with xx. BWR2 has prior employment experience as a XXXX instructor with xx between xx/xx/2022 and xx/xx/2023 for 1.25 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape and file shows BWRx (xx) being on the title only contributed $xxK towards the cash-to-close requirement. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78861285	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,184.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,840.05	2.990%	360	xx	xx	Conventional	Fixed	Refinance	44.821%	44.821%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	47.363%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
There are two prior credit card judgments against the borrower in favor of different plaintiff names, which were recorded on different dates, in the total amount of $XXXX
There is one active prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2011, in the amount of $XXXX
The 1st installment of town taxes for 2026 is due in the amount of $4,046.00 on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of $4,046.00 on xx/xx/2026.
The 3rd installment of town taxes for 2025 has been paid in the amount of $4,333.50 on xx/xx/2025.
The 4th installment of town taxes for 2025/2026 is due in the amount of $4,214.73 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,402.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,840.05 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $385,737.39.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $385,737.39.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a customer service representative with xx.
Previously, BWR had 14.5 years on the job as a CS systems analyst with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXXK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl X)     "Subject loan was approved at XX.XX%. Tape shows income miscalculation due to inconsistent alimony. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a customer service representative with xx and receives child support, FICO XXX, and XXXX last XX months. $XXXK equity in subject."
* ComplianceEase State Regulations Test Failed (Lvl X)     "The loan fails the prohibited fees test due to fees charged, $XXX.XX, exceeding the fees threshold of $X.XX by +$XXX.XX.  The below fees were included in the test: Title - Recording Mortgage Payoff and paid by borrower: $XX.XX Title-Closing Service Letter paid by Borrower: $XX.XX"
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1290943	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,796.09	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,510.12	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	73.571%	73.571%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	703	Not Applicable	45.612%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx
There are seven prior credit card judgments against the borrower, xx
There are multiple civil judgments against xx in the total amount of $XXXX. UT shows the alert for the same owner/borrower is a common name resulting in many judgments, unable to confirm if valid against borrower(s).
The first, second, and third installments of town taxes for 2025 have been paid in the amount of $4,759.47 on different dates.
The fourth, first, and second installments of town taxes for 2025/2026 are due in the amount of $4,796.90 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,074.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,510.12 with an interest rate of 7.990%. The current UPB, reflected as per the payment history, is $205,722.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $205,722.07.
Unable to determine the RFD.
As per the seller’s tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.25 years on the job as a XXXX at the xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as NOO at XX.XX%. Tape shows undisclosed debt opened prior to closing. The revised DTI is XX.XX%. Further details are not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a XXXX at the xx. FICO XXX and $XXK equity in the subject, XXXX since inception, and $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53682245	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,965.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,622.73	8.990%	360	xx	xx	Commercial	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	648	Not Applicable	17.514%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
There is one prior hospital lien against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of $XXXX
The first, second, and third installments of town taxes for 2025 have been paid in the total amount of $7,376.00 on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
  The fourth installment of town taxes for 2025 is due in the amount of $2,589.36 on xx/xx/2025.
The first and second installments of town taxes for 2026 are due in the amount of $4,982.00 on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,356.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,622.73 with an interest rate of 8.990%. The current UPB reflected as per the payment history is $323,899.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $323,899.99.
As per the seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC; the subject loan was qualified using the 12-month business bank statement loan program.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	4: Unacceptable	* Missing Required Disclosures (Lvl X) "BWR is LLC. Note was signed as member of the LLC not in the individual names. Loan does not have a personal guarantee."	* Assets do not meet guidelines (Lvl x) "The subject loan approved with xx months bank statement. The tape shows business funds and gifts in the amount of $xxxK used to meet the reserve requirement, which does not meet guidelines. There are large amount in xx months bank statement on xx/x at xxK, xx/xx at xxK, x/xx at xxK and x/xx at xxxK. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25097611	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,640.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,189.49	8.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	731	Not Applicable	36.860%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx
No active judgments or liens have been found.
The 1st installment of city taxes for 2024 has been paid in the amount of $3,640.26 on xx/xx/2025.
The 2nd installment of city taxes for 2024 is due in the amount of $3,640.26 on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,025.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,189.49 with an interest rate of 8.990%. The current UPB reflected as per the payment history is $390,305.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $390,305.99.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

BWR has been SE for 30.75 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16853303	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,932.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,016.91	7.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	789	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The annual taxes for 2024 have been paid in the amount of $3,932.00.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,430.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,016.91 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $138,944.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $138,944.65.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl x) "Subject is NOO. Tape and file show credit card advance loan funds of $xxK were used as funds required for closing. Bank statements in the file show total verified assets of $xxK, which includes a gift asset of $xK, satisfies the cash-to-close requirement of $xxK. Subject loan originated on xx/xx/xxxx, FICO xxx, and xXxx since inception."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40892249	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,405.76	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,305.12	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	813	40.268%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,405.76 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,037.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,305.12 with an interest rate of 6.625%. The current UPB is $356,070.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $356,070.67.
As per tape data, the subject property is owner occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

  BWR1 has 2.75 years on the job as a XXXX practitioner with xx.   BWR2 has been SE for 8.75 years at a business owned by him.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "Subject approved as OO. Tape shows lender repurchased loan over occupancy concern."	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx/xx/xxxx reflects points—loan discount fee at $x,xxx.xx. The CD dated xx/xx/xxxx reflects Points—Loan Discount Fee at $x,xxx.xx. The loan estimate dated xx/xx/xxxx does not reflect the appraisal re-inspection fee. CD dated xx/xx/xxxx reflects Appraisal Re-Inspection Fee at $xxx.xx. This is a cumulative increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/xxxx and the SOL is x year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows lender repurchased the loan over occupancy concern. BWR defect. Subject originated X/XX/XX and the X year SOL is active. BWRX has X.XX years as xx. FICO XXX. $XXK equity in subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58596836	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,277.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,220.28	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	760	Not Applicable	49.352%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 have been paid in the total amount of $641.80 on xx/xx/2025 and xx/xx/2025.
The 3rd and 4th installments of county taxes for 2026 are due in the total amount of $638.92 on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,568.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,220.28 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $342,309.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $342,309.81.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has less than 1 month on the job as a xx. Previously, BWR had 3.16 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Flood Certificate
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx exceed the fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of $xx,xxx.xx exceed the fees threshold of $xx,xxx.xx over by +$xxx.xx. The below fees were included in the test:
Document Preparation Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing in loan documents."
* Missing flood cert (Lvl x)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "The initial CD is missing from loan documents."
* Missing Initial LE (Lvl x)     "The initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows undisclosed debt opened prior to closing. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as an associate at xx. Additionally, BWR has X.XX years on the job as a XXXX with xx, FICO XXX, and $XXK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl X)     "The loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The TRID tolerance test is incomplete, as the initial LE and initial CD are missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7530442	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$569.22	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.29	6.500%	360	xx	xx	Conventional	Fixed	Purchase	69.231%	69.231%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	803	809	41.280%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $569.22 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $982.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $853.29 with an interest rate of 6.50%. The current UPB reflected as per the payment history is $133,491.10.

Collections Comments:The current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $133,491.10.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 7.41 years on the job as a director with xx. Additionally, BWR1 receives SSI income. BWR2 receives SSI and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Review shows tax returns do not support income used to qualify BWR. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a director with xx, BWRX receives SSI income. BWRX receives SSI and pension income, FICO XXX, XXXX since inception and $XXK equity in the subject."
																																																																																						* Occupancy concerns - (Lvl X) "The subject was approved as OO. The review of the initial and final application reflects that the property is NOO and occupancy affidavit shows property will be OO. Review of the file shows this is NOO as BWR has a retained primary. Elevated for client review."		* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34543264	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,499.07	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.11	3.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	48.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 is due in the amount of $2,499.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,795.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,795.23 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $265,599.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $265,599.02.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
BWR has 6 months on the job as a legal assistant with xx. Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows income miscalculation, as YTD income was not supported and debt was opened prior to closing. The revised DTI is XX.XX%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a legal assistant with xx. Previously, BWR had multiple jobs in the last two years. FICO XXX, and $XXK equity in the subject and $XXX residual income."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67182393	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	$0.00	$2,819.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,184.71	3.125%	360	xx	xx	Conventional	Fixed	Refinance	94.972%	94.972%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	745	40.714%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,819.19 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,632.98 (PITI), which was applied for xx/xx/2025. The current P&I is $2,184.71 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $458,364.18.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $458,364.18..
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 & BWR2 receive social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxK. Comp #x, with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Closing disclosure dated xx/xx/XXXX reflects Lock Extension Fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects Lock Extension Fee at $X,XXX.XX.
Loan estimate dated xx/xx/XXXX reflects Appraisal Fee at $XXX.XX. CD dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX.
This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* MI, FHA or MIC missing and required (Lvl X) "The mortgage insurance certificate is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80249926	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$786.51	$711.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$728.81	6.250%	180	xx	xx	Conventional	Fixed	Purchase	55.921%	55.921%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	13.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2023 have been paid in the total amount of $718.92 on xx/xx/2024 and xx/xx/2023.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $711.24 on xx/xx/2025 and xx/xx/2026.
The 1st and 2nd installments of county taxes for 2024 are delinquent in the total amount of $786.51 which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $865.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $728.81 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $41,611.67. As per the comment dated xx/xx/2025, the payments made in August 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $41,611.67.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.41 years on the job as a senior XXXX developer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject property was a park model home, which is an ineligible type of manufactured home. Subject loan closed as an SFR, and the mortgage has a PUD rider. XXXX search shows an estimated value of $xxxK. Current UPB is $xxK."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (Lvl x) "The home is affixed to the land. The affidavit of affixation located at “xx” states that the manufactured home with serial # xx has been affixed to the permanent foundation. The final title policy schedule B, located at xx, shows an exception for affixation of affidavit. The seller’s tape data shows that the subject property type is manufactured home."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18104633	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$550.34	XX/XX/XXXX	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$628.66	3.490%	180	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	44.582%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.490%	$316.46	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with xx
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of $XXXX
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of $XXXX
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $516.00 on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of $550.34 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $612.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $316.46 with an interest rate of 3.490%. The current UPB reflected as per the payment history is $74,922.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $74,922.92.
As per the servicing comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the FC was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to reinstatement.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2019.
The appraisal report is completed as is. The photo addendum shows stucco damage. The cost of repair is not available. The 1004D is missing from the loan file. No details are available to confirm the current status of repairs.
BWR has 1.58 years on the job as an xx. BWR has prior employment experience of 6.25 years as a customer quality specialist SR with xx.

Foreclosure Comments:As per the UT dated xx/xx/2025, FC was initiated on the loan on xx/xx/2020. The notice of trustee's sale located at “xx” was filed on xx/xx/2020 and recorded on xx/xx/2020. The FC sale was scheduled on xx/xx/2020. The notice of cancellation of trustee's sale located at “xx” was filed on xx/xx/2020 and recorded on xx/xx/2020. As per the comment dated xx/xx/2025, the FC was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2019. As per the modified term, the new principal balance is $81,817.83. The monthly P&I is $316.46 with an interest rate of 3.490% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Appraisal report is as is, and the photo addendum shows stucco damage. The estimated cost to cure is not available in the loan file. xxxxD is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."
* Loan does not conform to program guidelines (Lvl x) "Subject loan originated on xx/xx/xxxx. Tape shows the lender did not verify the history of the previous mortgage. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%. The borrowers’/borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97590255	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$590.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$602.09	3.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	100.880%	Full Documentation	Yes	XXXX	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	603	Not Applicable	40.280%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with xx
There is an active junior mortgage against the subject property in favor of the xx in the amount of $XXXX, which originated on xx/xx/2020 and was recorded on xx/xx/2020 with the instrument #XXXX
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $590.96 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $747.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $602.09 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $111,311.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $111,311.60.
As per tape data, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as XXXX with xx. Additionally, BWR has been SE for 1.16 years at xx. BWR has prior employment experience as SE for 4 months at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR is employed by a family member, and the lender failed to obtain X-year tax returns. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as XXXX with xx. Additionally, BWR has been SE for X.XX years at xx, and FICO XXX."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects a loan origination fee of $X,XXX.XX. The CD dated Xxx/xx/XXXX reflects a loan origination fee of $X,XXX.XX. This is a cumulative increase in fee of $X.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80107923	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,235.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,412.74	3.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	37.250%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
There is a junior mortgage against the subject property that was xx
The first and second installments of county taxes for 2024 have been paid in the amount of $4,135.50 on xx/xx/2024 and xx/xx/2025.
The first and second installments of county taxes for 2025 are due in the amount of $4,235.94 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,138.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,412.74 and the interest rate is 3.500%. The current UPB reflected as per the payment history is $698,471.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $698,471.50.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 years on the job as a xx. Additionally, BWR1 has been SE for 3.58 years at xx, and BWR1 receives disability income.
BWR2 has 1.08 years on the job as a manager with xx. Previously, BWR2 has been SE for 1.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows income miscalculation, as BWRX YTD income was not supported. The revised DTI is XX.XX%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X years on the job as xx. Additionally, BWRX has been SE for X.XX years at xx, and BWRX receives disability income. BWRX has X.XX years on the job as a manager with xx, FICO XXX, $XXXK equity in the subject, and $X,XXX residual income."
* Cash out purchase (Lvl X)     "The subject loan is a purchase case. The final CD dated xx/xx/XXXX, reflects cash to the borrower in the amount of $XX,XXX.XX."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated Xxx/xx/XXXX reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on Xxx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing Required Disclosures (Lvl X) "Settlement service providers list is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8958944	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,826.71	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,650.71	3.750%	360	xx	xx	FHA	Fixed	Refinance	96.334%	96.334%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	44.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,913.35 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,913.36 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,158.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,650.71 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $316,717.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $316,717.62.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a territory XXXX at xx. BWR has prior employment experience as a manager with xx. between xx/xx/2018 and xx/xx/2019 for 9 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape and review of the credit report show the subject was closed with an expired credit report. The loan does not meet program guideline requirements, as the new credit report resulted in refer/ineligible findings due to the qualifying FICO decreasing. Subject originated x/x/xx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects loan origination fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects loan origination fee at $X,XXX.XX.
Loan estimate dated xx/xx/XXXX reflects appraisal fee at $XXX.XX. CD dated xx/xx/XXXX reflects appraisal fee at $X,XXX.XX.
This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The loan failed charges that in total cannot increase more than XX% tolerance test. The LE dated xx/xx/XXXX reflects the sum of section C fees and the recording fee at $XXX.XX. The CD dated xx/xx/XXXX reflects the sum of section C and the recording fee at $XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for the increase in fee is missing from the loan documents.

The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
* Credit report >XX days old at closing (Lvl X)     "The credit report is XX days old at closing."
* Higher Price Mortgage Loan (Lvl X)     "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a) (X)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c) and (d).

Loan failed QM safe harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed."
* MI, FHA or MIC missing and required (Lvl X)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl X)     "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at “xx” state that the manufactured home with serial #xx has been affixed to the permanent foundation."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU (xx), and its recommendation is approve/eligible with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57420794	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,155.83	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.09	5.000%	360	xx	xx	VA	Fixed	Purchase	49.083%	49.083%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	704	48.766%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $2,155.83 on xx/xx/2025 and xx/xx/2026.
The 1st installment of county taxes for 2025 is partially paid in the amount of $7.01 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $937.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $767.09 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $138,758.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $138,758.55.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
BWR1 has 9.25 years on the job as a xx.
BWR2 has 5 months on the job as an administrative assistant at xx. Previously, BWR2 had 1.16 years on the job as a XXXX at xx, and prior to that, BWR2 had 10 months on the job as a XXXX at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows loan closed without VA entitlement. The borrowers are currently using their entitlement on two existing loans for retained investment properties. The VA entitlement has not been restored, and the loan amount is less than $xxx,xxx; bonus entitlement is not available. A VA Loan Guaranty cannot be issued for this loan."
* MI, FHA or MIC missing and required (Lvl x)     "VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86224714	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,049.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,276.80	3.375%	360	xx	xx	VA	Fixed	Cash Out	83.065%	83.065%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	42.661%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
 No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,637.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,821.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,276.80 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $476,066.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $476,066.36. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. BWR has been SE for 7 years as a home inspector with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject loan does not meet the seasoning requirement for modified loans on a VA refinance loan. x consecutive monthly payments post modification were not applied prior to closing. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase case that originated on xx/xx/XXXX, and the SOL X-year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.  Loan failed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflect points - loan discount fee at $X.XX. CD dated Xxx/xx/XXXX reflect points - loan discount fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the SOL X-year has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8280892	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,824.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,263.19	2.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	742	42.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 2nd annual installment of combined taxes for 2024 has been paid in the amount of $912.36 on xx/xx/2025.
The 1st annual installment of combined taxes for 2024 has been paid in the amount of $912.36 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,572.76(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,263.19 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $275,475.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $275,475.26.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 15.16 years on the job as a XXXX with xx.

BWR2 has 9 months on the job as a XXXX in xx. BWR2 has prior employment experience as a xx for 4.41 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape shows proof that repairs outlined in the purchase contract were completed prior to closing is missing from the loan file. Appraisal report is as is. Review of purchase contract shows need to do plumbing repair are required at kitchen, bath sink and toilet line. The estimated cost to cure is not available in the loan file. xxxxD is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."
* Assets do not meet guidelines (Lvl x) "Tape shows a large deposit on the business account in the amount of $x,xxx on xx/xx/xx that was not sourced. The bank statement in the file shows assets of $xx,xxx.xx, and the cash-to-close requirement is $xx,xxx.xx. Further details not provided. The subject loan originated on xx/xx/xxxx, FICO xxx and $xxK equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows rental income miscalculation. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has XX.XX years on the job as a XXXX with xx, BWRX has X months on the job as a XXXX in xx, FICO XXX, $XXK equity in the subject, and $X,XXX residual income."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. The CD dated xx/xx/XXXX reflects an appraisal fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9402716	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,344.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.95	3.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	742	Not Applicable	43.151%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,296.53 on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of $1,047.62 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $787.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $385.95 with an interest rate of 3.500%. The current UPB is $72,878.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $72,878.38.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 2.25 years on the job as an XXXX with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject loan closed as a x-unit condominium project with a homeowner flood insurance policy, and agency guidelines require an HOA master flood policy, and it was provided post-close. Further details not provided."	* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, the borrower’s income was $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by LP (xx) and its recommendation is accept with a DTI of XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46224221	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,256.70	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,314.25	3.750%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	38.639%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
No active judgments or liens have been found.
The first installment of combined taxes for 2025 has been paid in the amount of $2,128.35 on xx/xx/2025.
The second installment of combined taxes for 2025 is due in the amount of $2,128.35 on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,825.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,314.25 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $1,072,025.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,072,025.01.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a technical program manager with xx, BWR had 2.16 years on the job as a delivery manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Occupancy concerns - (Lvl x) "The subject was approved as OO. Tape shows the subject is NOO as BWR relocated to xx, and the lender did not obtain documentation verifying the ability to work remotely. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows the subject is NOO due to occupancy not being supported, as BWR relocated to xx and the lender did not obtain documentation verifying the ability to work remotely, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a technical program manager with xx, FICO XXX, and $XXXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "The loan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX reflects points - loan discount fee at $XX,XXX.XX. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $XX,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on Xxx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38948747	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,826.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,921.06	7.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	788	742	40.446%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $2,826.03 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,921.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,921.06 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $695,346.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $695,346.82.
Unable to determine the RFD.
As per the tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 5.83 years at xx. Additionally, the BWR1 receives capital gains income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxK. Comp #x, with a sales price of xx is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18180423	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,550.88	4.125%	360	xx	xx	Conventional	Fixed	Purchase	87.671%	87.671%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	802	28.287%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,231.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,914.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,550.88 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $293,791.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $293,791.89.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a director of technical content at xx. Previously, BWR had 1 year on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x, with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "The loan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect the transfer tax fee. The final CD dated xx/xx/XXXX reflects the transfer tax fee at $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88694020	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,836.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,893.67	3.000%	360	xx	xx	Conventional	Fixed	Purchase	82.263%	82.263%	Full Documentation	Yes	XXXX	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	811	42.113%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $1,836.96 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,324.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,893.67 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $406,792.65.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $406,792.65.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 1.66 years on the job as a xx. BWR2 had prior employment experience as a housekeeper at xx between xx/xx/2015 and xx/xx/2019 for 4.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl x) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x with a sales price of xx, is closest to the subject property. Current UPB is $xxxK."	* ComplianceEase Exceptions Test Failed (Lvl X) "This loan has failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect Rate Lock Fee. The final CD dated xx/xx/XXXX reflects Rate Lock Fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case that originated on xx/xx/XXXX, and the SOL X-year has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $XXXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (xx), and its recommendation is Approve/Eligible with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80634031	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$12,790.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.61	2.875%	360	xx	xx	Conventional	Fixed	Purchase	72.925%	72.925%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	811	816	29.451%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 has been paid in the amount of $3,197.54 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of combined taxes for 2025 are due in the total amount of $9,592.62 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,356.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,117.61 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $456,844.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $456,844.12.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is a secondary home.
BWR has 33.08 years on the job as a XXXX with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Misc. Non-APR Fee paid by Borrower: $xx.xx
Settlement or Closing Fee paid by Borrower: $x,xxx.xx
Title Courier Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
																																																																																							* Property Marketability Issues (Lvl x) "Tape and the appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxx. Comp #x with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79398958	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,293.09	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,660.31	6.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	819	Not Applicable	40.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2024 have been paid in the amount of $5,293.09 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,654.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,660.31 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $263,125.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $263,125.97.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the comment dated xx/xx/2024, the roof of the subject property was damaged. The loss draft check was received in the amount of $40,000.00 on xx/xx/2024. No details have been found regarding the completion of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 19.5 years on the job as a border patrol agent at the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x, with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. The CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67674272	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	No	Not Applicable	First	$0.00	$3,093.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,593.66	3.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	36.891%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior state tax lien against the borrower in favor of the xx for the amount of $490.00, recorded on xx/xx/2012.
The annual installment of combined taxes for 2025 has been paid in the amount of $3,093.74 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,164.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,593.66 and the interest rate is 3.000%. The current UPB reflected as per the payment history is $335,999.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $335,999.52.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.75 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x, with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31655305	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,076.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.97	3.750%	360	xx	xx	VA	Fixed	Cash Out	89.875%	89.875%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	25.287%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $1,065.60 on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $1,076.44 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,215.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $973.97 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $196,834.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $196,834.13.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 7 months on the job as an xx. Previously, BWR had 10 months on the job as an XXXX with xx. Prior to that, BWR had 11.25 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "In VA refinance loans, there should be a waiting period or gap between the xxx-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."	* MI, FHA or MIC missing and required (Lvl X) "VA loan guaranty certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8214996	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$638.24	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$879.11	3.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	40.334%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of $638.24 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,084.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $879.11 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $177,744.52.	Collections Comments:
As per the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $177,744.52.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 8.83 years at xx. Additionally, BWR receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the stability of the borrower’s self-employment income was not adequately established. Revised DTI is XX.XX%. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at xxe, FICO XXX, and $XXK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35533698	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,879.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,020.50	3.750%	360	xx	xx	Conventional	Fixed	Purchase	72.222%	72.222%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	26.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is one junior mortgage against the subject property, which was originated on xx. There is a state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2024 in the amount of $XXXX. The 2nd installment of combined taxes for 2025 is due in the amount of $1,439.52 on xx/xx/2026. The 1st installment of combined taxes for 2025 has been paid in the amount of $1,439.52 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,596.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,020.50 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $1,201,074.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,201,074.57.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.75 years on the job as a XXXX with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl x) "Tape and review of the updated appraisal report shows the subject is a legal single-family home with an ADU and has multiple kitchens. Subject has x legal working kitchens with stoves. No other stoves were present at the time of inspection. XXXX search shows an estimated value of $XXXX. Current UPB is $x.xM."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete as the initial LE is missing from loan documents. The subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL has expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38218376	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,737.28	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,620.04	6.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	34.242%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of combined taxes for 2024 have been paid in the total amount of $1,627.86 on xx/xx/2024 and xx/xx/2025.
The first and second installments of combined taxes for 2025 are due in the amount of $1,737.28 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,925.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,620.04 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $422,951.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $422,951.58.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to the Covid-19 pandemic.
BWR has 3.75 years on the job as a XXXX with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender used a WVOE and paystubs that had conflicting information and did not support the income used for qualifying. Lender defect. Revised DTI cannot be determined.The BWR is employed with xx for X.X years. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $X,XXX in reserves, and $XXK equity in the subject.

																																																																																								xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
996430	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,206.16	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,897.97	6.250%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	708	43.391%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $3,198.00 on xx/xx/2024.
The annual installment of city taxes for 2024 was paid in the amount of $2,008.16 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,174.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,897.97 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $462,260.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $462,260.42.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives SSI, pension, and VA benefits income.
BWR2 receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the initial closing disclosure receipt date is less than x business days before the consummation date. Further details not provided. Infinity compliance report shows the loan failed the initial closing disclosure delivery date test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The initial closing disclosure receipt date of xx/xx/xxxx is less than three business days before the consummation date of xx/xx/xxxx."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. Initial loan estimate dated xx/xx/XXXX does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/XXXX reflects Points - Loan Discount Fee at $XX,XXX.XX. Initial loan estimate dated xx/xx/XXXX reflects Credit Report Fee at $XX.XX. Final CD dated xx/xx/XXXX reflects Credit Report Fee at $XXX.XX. This is a cumulative increase in fees of +$XX,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33851665	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,585.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$685.45	2.875%	240	xx	xx	Conventional	Fixed	Refinance	41.667%	41.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	35.098%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The mortgage was re-recorded on xx/xx/2020 with xx to correct the legal on the page and on the rider.
The annual installment of county taxes for 2024 has been paid in the amount of $4,585.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $685.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $685.45 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $100,570.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $100,570.99.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
BWR receives SSI and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape and file show the subject property was damaged due to the OR wildfire. The subject loan closed without an appraisal. xxxxD in a file dated xx/xx/xxxx shows the subject property has been replaced with a new home completed in a workman like manner, utilities were on and functional on the inspection day, and appliances and smoke/carbon monoxide alarms were installed. Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value of $XXXX. Current UPB: $XXXK."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects a point-loan discount fee at $X,XXX.XX. The CD dated xx/xx/XXXX reflects point-loan discount fee at $X,XXX.XX. This is an increase in fee of $X.XX for charges that cannot increase. COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl X) "The hazard insurance policy is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64729327	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,906.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.74	2.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	35.348%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,906.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,039.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $581.74 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $121,840.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $121,840.72.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2023, the borrower’s income was impacted by covid-19, and the borrower was on the FB plan for 11 months.
BWR has 7.75 years on the job as a transportation planner with the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl x) "Tape and the appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $X,XXX.XX exceeds the fees threshold of $X,XXX.XX by $X,XXX.XX. The below fees were included in the test: Administration Fee paid by Borrower: $XXX.XX Points—Loan Discount Fee paid by Borrower: $X,XXX.XX Processing Fee paid by Borrower: $XXX.XX Underwriting Fee paid by Borrower: $XXX.XX"
* GSE Points and Fees Test Violations (Lvl X)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged ($X,XXX.XX) exceed the fees threshold of $X,XXX.XX over by +$X,XXX.XX.  The below fees were included in the test: Administration Fee paid by Borrower: $XXX.XX Points—Loan Discount Fee paid by Borrower: $X,XXX.XX Processing Fee paid by Borrower: $XXX.XX Underwriting Fee paid by Borrower: $XXX.XX"
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66456926	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$4,427.63	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,506.29	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	44.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 junior mortgages active against the subject property. The 1st was in favor of xx, originated on xx/xx/2015, and recorded on xx/xx/2015. The 2nd was in favor of xx, originated on xx/xx/2023, and recorded on xx/xx/2023.
The annual installments of combined taxes for 2024 have been paid in the amount of $4,227.63 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,068.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,506.29 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $272,117.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $272,117.32.
Unable to determine RFD.
As per the seller’s tape data, the subject property is owner-occupied.
According to the seller's tape data, the payment deferred agreement was signed with $27,113.00 as the deferred balance.
No details regarding to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.91 years on the job as a senior XXXX at xx. Previously, BWR had 1.33 years on the job as a developer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape and appraisal report show that the comparables selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x, with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* Initial Good Faith Estimate is Missing (Lvl X) "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl X)     "Initial TIL is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by Du located at xx and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40775444	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,148.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,238.28	4.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	48.004%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$66,800.00	4.500%	$1,790.58	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $7,148.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received in the amount of $1,790.58. The current P&I is $1,790.58 with an interest rate of 4.500%. The current UPB reflected as per tape is $463,295.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per tape is $463,295.60.
As per the comment dated xx/xx/2024, the RFD is unemployment.
As per the comment dated xx/xx/2023, the borrower's income wad impacted due to covid-19.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property has contaminated drywall. No further details have been found.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a manager at xx. Previously, BWR had 5.25 years on the job as a xx. Additionally, BWR receives child support income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2025. As per the modified term, the new principal balance is $465,094.28. The monthly P&I is $1,790.58 with an interest rate of 4.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred balance in the amount of $66,800.00 and no principal forgiven amount. The interest-bearing amount is $398,294.28. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "Tape shows asset shortfall. Bank statements in the file show $xxK of verified assets satisfy the cash-to-close requirement of $xxK at closing without any shortfall. Further details not provided."
* Loan does not conform to program guidelines (Lvl x) "The tape data shows the loan was modified on xx/xx/xxxx with deferred balance in the amount of $xx,xxx.xx. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows child support income was not averaged correctly and was unstable due to irregular payments. Revised DTI is XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a manager at xx, FICO XXX, $X,XXX.XX equity in the subject, and $X,XXX residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12731506	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,957.82	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,189.00	3.125%	360	xx	xx	Conventional	Fixed	Purchase	93.761%	93.761%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	706	43.854%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
The 1st installment of county taxes for 2024 (paid in 2025) was paid in the amount of $3,523.91 on xx/xx/2025.
The 2nd installment of county taxes for 2024 (pay 2025) is due in the amount of $3,478.91 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,280.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,189.00 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $462,339.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $462,339.60.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 months on the job as an XXXX with xx. Additionally, BWR1 has 8.58 years on the job as an XXXX with xx.
BWR2 has 5.5 years on the job as a registered XXXX with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows the loan closed with eligible/caution findings resulting in a manual underwriting. The agency would not accept documentation to support the manual post-closing underwriting. Further details not provided. Subject originated XX/XX/XXXX."	* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $XX,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by LP Locator xx and its recommendation is Caution with a DTI of XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8395845	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,244.89	3.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	41.401%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $2,753.16 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,849.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,244.89 with an interest rate of 3.250%. The current UPB is $257,283.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $257,283.58.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 21.41 years on the job as a lead XXXX/associate with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl x) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x with a sales price of xx, is closest to the subject property. Post close CDA support valuation. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."	* Compliance Testing (Lvl X) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72630816	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,158.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,953.96	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	76.201%	76.201%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	26.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,158.75 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,953.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,953.96 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $708,303.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $708,303.25.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 12.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl x) "Loan failed compliance ease delivery and timing test for revised CD dated xx/xx/xxxx. Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is after the consummation date xx/xx/xxxx."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl x) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxK. Comp #x with a sales price of xx, is closest to the subject property. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8660003	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$312.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$432.13	6.375%	180	xx	xx	Conventional	Fixed	Purchase	49.020%	49.020%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Modular Housing	xx	xx	Primary	Yes	Yes	No	806	806	22.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $303.00 on xx/xx/2024 and xx/xx/2025, respectively.
The first and second installments of county taxes for 2025 are due in the total amount of $312.90 on xx/xx/2025 and xx/xx/2026, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $550.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $432.13 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $43,637.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $43,637.05.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 & BWR2 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl x) "The tape and review of the file show the subject property is a park model home, which is an ineligible type of manufactured housing. The loan was erroneously delivered as a single-family residence (SFR). Further details not provided. XXXX search shows an estimated value of $XXXX. Current UPB is $xxK."	* Higher Price Mortgage Loan (Lvl X) "Loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(b), (c), and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55993390	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,987.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,965.75	6.625%	360	xx	xx	Conventional	Fixed	Purchase	42.758%	42.758%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	29.059%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,987.04 on xx/xx/2024.
The annual water bill has been due in the amount of $80.83 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,193.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,965.75 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $299,760.48.
As per the collection comment dated, xx/xx/2025, the payments received in the month of Jan 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $299,760.48.
The comment dated xx/xx/2024 shows that the borrower wants to make a large payment of $200K and discussed it with the agents. As per the comment dated xx/xx/2025, there is an issue of dispute for credit reporting and payments. Further comment dated xx/xx/2025 reflects that the dispute has been resolved. Further details not provided.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found
BWR has 5.08 years on the job as a XXXX with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Assets do not meet guidelines (Lvl x) "The tape shows that, excluding the large unsourced deposit, the assets are short to close by $x,xxx. Bank statements in the file show $xxxK in assets and the cash-to-close requirement of $xxxK. Further details not provided. The subject loan originated on xx/xx/xxxx, xXxx in the last xx months, and $xxxK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61051253	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$1,494.86	$5,891.30	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,655.80	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	698	49.854%	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$51,700.00	6.250%	$2,924.31	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first, second, third, and fourth installments of county taxes for 2025 have been paid in the amount of $5,747.61 on xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025.
The second installment of county taxes for 2026 is due in the amount of $1,472.82 on xx/xx/2025.
The first installment of county taxes for 2026 is delinquent in the amount of $1,494.86, which is good through xx/xx/2025.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current interest rate is 6.250% and P&I is $2,924.31. The current UPB reflected as per the tape is $513,859.00 and the deferred balance is $51,700.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $513,859.00 and the deferred balance is $51,700.00.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
As per the comment dated xx/xx/2024, there is a payment dispute.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.41 years on the job as a medical technologist at the xx.
BWR2 has 5 years on the job as a customer service representative at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx on xx/xx/2025. As per the modified term, the new principal balance is $566,779.83, with the deferred principal balance of $51,700.00 and the interest-bearing principal balance of $515,079.83. The monthly P&I is $2,924.31 with an interest rate of 6.250% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the lender did not document the rental income used. Revised DTI is XX%. Further details not provided. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a medical technologist at the xx. BWRX has X years on the job as a customer service representative at xx, FICO XXX, $XXK equity in the subject, and a residual income of $X,XXX."	* Loan does not conform to program guidelines (Lvl x) "The tape shows the Flex mod completed back on xx/xx/xxxx, and the new UPB is $xxx,xxx.xx with the deferred balance of $xx,xxx.xx for xxx months. The loan was modified on xx/xx/xxxx. According to tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx."	* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10643829	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,578.33	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,411.18	6.575%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	49.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $2,578.33 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $2,578.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,411.18 with an interest rate of 6.575%. The current UPB reflected as per the tape is $528,063.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $528,063.00.
As per the servicing comment dated xx/xx/2025, the reason for the default is unemployment.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated with the loan on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure activity was removed due to reinstatement. Further details were not provided.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2025, the dispute has been found regarding the current balance. Further details were not provided.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.66 years on the job as a quality analyst with xx.
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated with the loan on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure activity was removed due to reinstatement. Further details were not provided.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows EPD. The first payment date is xx/xx/xxxx. As per PH, the BWR made payment for the due date of xx/xx/xxxx on xx/xx/xxxx. Tape shows the third payment, which is xx/xx/xxxx, is past due by more than xxx days. The revised FICO score is xxx. Mortgage payments were late for the previous xx months. According to tape as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a quality analyst with xx, FICO XXX, and $XXXK equity in the subject. Subject shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52921538	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,822.53	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.28	6.875%	360	xx	xx	Conventional	Fixed	Purchase	54.083%	54.083%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	34.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $607.93 on xx/xx/2025.
The annual installment of school taxes for 2024 was paid in the amount of $3,401.21 on xx/xx/2025.
The annual installment of utilities/MUD charges for 2024 was paid in the amount of $1,429.36 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,084.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,083.28 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $163,769.21.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $163,769.21.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the borrower is active on a forbearance plan from xx/xx/2025 to xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.41 years on the job as an XXXX with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows income and asset misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as an XXXX with xx, FICO XXX, and $XXXK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46163640	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,629.95	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,882.23	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	48.694%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.500%	$2,395.67	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $3,715.25 on xx/xx/2024.
The annual combined taxes for 2025 are due in the amount of $1,629.95 on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,976.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,395.67 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $374,633.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $374,633.73.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the loan was modified on xx.
Tape and file show a large hole in the ceiling of the subject family room that is covered with plastic, and an inspection report by a licensed professional confirming safety, structural soundness, or habitability of the subject property is missing from the loan file. 1004D dated xx reflects the ceiling has been repaired. CCs do not show any damages.
BWR has 2.58 years on the job at Winkler Consulting Group.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $376,227.30. The monthly P&I is $2,395.67 with an interest rate of 6.500% beginning on xx and a maturity date of xx. The creditor has forgiven the principal balance in the amount of $76,000.00 and amount of principal forgiven is exceeds 2% of modification amount.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "The TRID tolerance test is incomplete due to the initial CD missing from loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl x) "The initial closing disclosure is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16608961	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,204.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,918.38	6.875%	360	xx	xx	FHA	Fixed	Purchase	77.873%	77.873%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	601	39.750%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,204.34 on xx/xx/2024.
The annual water charges for 2025 are due in the amount of $55.49 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,858.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,918.38 with an interest rate of 6.875%. The current UPB, reflected as per the payment history, is $286,192.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $286,192.26.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR1 has 10 months on the job as an accounts receivable with xx. Previously, BWR1 had multiple jobs in the last two years.
Additionally, BWR1 receives child support income.
BWR2 has 5 months on the job as an xx.
BWR2 had prior employment experience as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows repairs due to disaster. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94629945	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,982.56	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.37	8.500%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	717	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for 2025 have been paid in the total amount of $3,725.03 on xx/xx/2025 and xx/xx/2025.
The 4th installment of town taxes for 2025 is due in the total amount of $1,257.53 on xx/xx/2025.
The 1st and 2nd installments of town taxes for 2026 are due in the total amount of $2,491.28 on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,153.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,153.37 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $149,115.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $149,115.60.
Unable to determine the RFD.
As per the tape data, the subject property is stated as non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl x) "Subject loan is NOO and was approved using DSCR. Tape shows bank statements were altered. Further details not provided. Subject loan originated on xx. BWR has $xxxK equity in the subject."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48544387	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,775.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,146.47	7.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	769	790	37.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,727.28 on xx/xx/2025.
The annual water charges for 2025 are due in the total amount of $75.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,146.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,146.47 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $313,708.12.
As per the comment dated xx/xx/2025 and 05/07/20025, the payments made in the months of February 2025 and May 2025 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $313,708.12.
Unable to determine the reason for default.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.16 years on the job as a xx. Additionally, BWR1 receives retirement income. BWR1 has prior employment experience as a xx.
BWR2 has 33.50 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Commercial Prop (Lvl X) "The subject approved as a second home. Review of the appraisal report shows subject is a unit at the xx. Current UPB $XXXK. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx reflects Points—Loan Discount Fee at $x,xxx.xx. The CD dated xx reflects points—loan discount fee at $x,xxx.xx. The loan estimate dated xx reflects an appraisal fee of $xxx.xx. The CD dated xx reflects an appraisal fee of $xxx.xx. The loan estimate dated xx reflects transfer taxes at $x,xxx.xx. The CD dated xx reflects transfer taxes at $x,xxx.xx. This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx, and the x-year SOL has expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. Tape shows the lender did not obtain VOE within XX business days before closing. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has X.XX years on the job as a xx. Additionally, BWRX receives retirement income. BWRX has XX.XX years on the job as a xx, and xx equity in the subject. Review shows ATR confirmed.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85066491	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,392.09	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,291.24	7.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	813	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of city taxes for 2025 have been paid in the total amount of $4,722.30 on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of $59.00 on xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 is due in the amount of $164.14 on xx/xx/2025.
The annual water/sewer charges for 2025 have been delinquent in the amount of $164.14, which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,954.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,291.24 with an interest rate of 7.62500%. The current UPB reflected as per the payment history is $462,948.34.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $462,948.34.
Unable to determine the reason for default.
As per tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Note data is missing or inaccurate (Lvl X) "The tape and review of the file show the subject loan closed erroneously with an individual BWR, and the lender provided a correct note, changing the BWR from an individual to an LLC."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14369993	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,902.26	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,258.13	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	48.430%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $8,546.17 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,303.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,258.13 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $317,043.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $317,043.26.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* Missing Initial Closing Disclosure (Lvl x) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR was approved as xx of the business. Revised DTI is XX.XX%. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has been SE for xx, xx equity in the subject, and $X,XXX residual income.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
* Compliance Testing (Lvl X)     "The loan fails the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged of $XX,XXX.XX exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX.
The below fees were included in the test.
Application Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $XX,XXX.XX
Processing Fee paid by Borrower: $XXX.XX
Tax Service Fee paid by Borrower: $XX.XX
Underwriting Fee paid by Borrower: $XXX.XX"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete due to the initial CD is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl X)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $XX,XXX.XX exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX.
The below fees were included in the test.
Application Fee paid by Borrower: $XXX.XX
Points - Loan Discount Fee paid by Borrower: $XX,XXX.XX
Processing Fee paid by Borrower: $XXX.XX
Tax Service Fee paid by Borrower: $XX.XX
																																																																																								Underwriting Fee paid by Borrower: $XXX.XX"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76190883	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$66,046.17	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$22,538.00	8.250%	360	xx	xx	Conventional	Fixed	Purchase	78.947%	78.947%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	31.500%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $66,046.17 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $22,538.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $22,538.00 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $2,973,870.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $2,973,870.89.
As per the collection comment dated xx/xx/2025, the reason for the default is servicing problems.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 10.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Closing_Disclosure violations (Lvl x) "The tape and file show the final CD provided to the BWR disclosed incorrect closing terms, with the loan product reflecting as xx-year interest-only and fixed. The subject loan actually closed as a xx-year fixed-rate loan. The subject is the purchase transaction that originated on xx, and the x-year TRID-TILA SOL has expired."
																																																																																							* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at x.xxx% Exceeds APR threshold of x.xxx% by +x.xxx%."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76482136	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,028.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,032.36	4.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	643	40.804%	First	Final policy	Not Applicable	Not Applicable	Unavailable	XXXX	$24,283.00	4.000%	$1,625.88	XX/XX/XXXX	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior notice of federal tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2020 in the amount of $XXXX
The 1st and 2nd installments of combined taxes for 2023 have been paid in the total amount of $8,846.00 on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2024 are due in the total amount of $9,028.00 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,755.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,625.88 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $388,364.41. As per the collection comment dated xx/xx/2025, the payments made in May 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $388,364.41.
As per the collection comments dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per comment dated xx/xx/2024, the forbearance plan began on xx/xx/2024 and ended on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the loan was modified with an effective date of xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 12.91 years on the job as an accounting specialist with XXXX
BWR2 has been SE as an XXXX for 1.83 years. Previously, BWR2 had 1.75 years on the job as a XXXX with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $2,032.36, a rate of interest of 4.00000%, and a maturity date of xx. The P&I as per payment history tape data is $1,625.88, and the rate of interest is 4.000%. As per the collection comments dated xx/xx/2025 and xx/xx/2025, the loan was modified with the new principal balance is $389,023.77. The monthly P&I is $1,625.88 with an interest rate of 4.000% beginning on xx and a maturity date of xx. There is a deferred balance of $24,283.00 and no principal forgiven amount. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows MI coverage was rescinded, as the lender did not document that the tax lien of $XXK has been satisfied. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has XX.XX years on the job as an accounting specialist xx., BWRX has been xx, FICO xx, and xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl X)     "Loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Broker Fee paid by Borrower: $XXX.XX
Title - Title Guarantee Fee paid by Borrower: $XXX.XX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
* Missing Initial XXXX_Application (Lvl X)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8839275	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,127.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,723.42	3.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	719	716	49.215%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$12,500.00	3.250%	$1,544.35	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active municipal lien against the subject property, which is good through xx/xx/2025, in the amount of $XXXX
There are four civil judgments against the borrower in favor of different plaintiffs, which were recorded on xx/xx/2006, xx/xx/2011, xx/xx/2021, and xx/xx/2024 in the total amount of $XXXX.
There are two credit card judgments against the borrower in favor of xx, which were recorded on xx/xx/2014 and xx/xx/2023 in the total amount of $XXXX
The 2024 combined annual taxes were paid in the amount of $3,962.10 on xx/xx/2024.
The annual water charges for 2025 have been delinquent in the amount of $496.35, which is good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,262.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,544.35 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $407,185.46 and the deferred amount is $12,500.00.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $407,185.46.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the reason for default is curtailment of income.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives disability and social security income.
BWR2 has 1.50 years on the job as a xx. Previously, BWR2 had 6.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx., on xx. As per the modified term, the new principal balance is $427,044.08. The interest-bearing amount is $414,544.08 and the deferred amount is $12,500.00. The monthly P&I is $1,544.35 with an interest rate of 3.25% beginning on xx and a maturity date of xx. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWRX has fluctuating income, and YTD earnings do not support qualifying income. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX receives disability and social security income, BWRX has X.XX years on the job as a xx, FICO xx, and xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl X)     "Loan failed the compliance, ease of delivery, and timing tests for the initial closing disclosure dated xx. Document tracker is missing and X business days were added to get receipt date xx/xx/XXXX which is less than X business days before the consummation date of xx/xx/XXXX."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx reflects Appraisal Fee at $XXX.XX. Final CD dated xx reflects Appraisal Fee at $XXX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator# xx) and its recommendation is approve/eligible with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6336615	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,430.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,213.86	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	798	39.331%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2022 in the amount of $XXXX
The annual combined taxes for 2025 have been paid in the amount of $871.06 on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of $2,490.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,583.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,213.86 with an interest rate of 7.375%. The current UPB is $173,796.05.	Collections Comments:As per collection comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $173,796.05.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx. Additionally, BWR1 receives social security income.
BWR2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing Required Disclosures	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows property is a second home. Review shows ATR confirmed."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the xx license validation test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan failed the interest rate test, as the interest rate charged of x.xxx% exceeds the interest rate threshold of x.xxx% over by +x.xxx%."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing in loan documents."
* Missing Initial LE (Lvl x)     "The initial LE is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "Settlement service providers list is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete, as the initial LE is missing from loan documents. The subject loan is a purchase originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54148086	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,777.25	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,557.24	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	740	34.197%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,777.25 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,888.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,557.24 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $239,362.93.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $239,362.93.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The appraisal report was completed on an as-is basis. Review of the tape and appraisal identifies a water leak in the basement floor, wall discoloration, and typical floor cracking. CCs do not show any damage.
BWR has 1.25 years on the job as a xx. Previously, BWR had 7 months on the job as an xx, and prior to that, BWR was a full-time xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (xxxx) is Missing (Lvl x) "The final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl X)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx and the X-year SOL has expired.

TRID total of payment disclosed on final CD as $XXX,XXX.XX. Calculated total of payments is $XXX,XXX.XX for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate due to it is understated by more than $XXX. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "The loan failed charges that cannot increase the X% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4485412	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,390.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,329.46	7.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	48.411%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $10,784.89 on xx/xx/2024.
The other annual taxes for 2024 have been paid in the amount of $4,605.69 on xx/xx/2025.
The other annual taxes for 2025 are due in the amount of $4,224.64 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,719.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,329.46 with an interest rate of 7.000%. The current UPB reflected as per payment history is $640,376.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $640,376.56.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at xx. Tape shows the income documents were fabricated, and employment verification shows xx., with significantly lower pay. Further details not provided. BWR defect. The subject loan originated on xx and the X-year SOL is active. BWR has X.XX years on the job as a xx, FICO xx, XXXX since inception, and xx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl X)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73019931	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,608.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,221.44	4.625%	360	xx	xx	Conventional	Fixed	Purchase	96.985%	96.985%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	766	Not Applicable	46.214%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of city taxes for 2024 has been paid in the amount of $817.00 on xx/xx/2024.
The annual installment of county taxes for 2025 is due in the amount of $1,608.00 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,715.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,221.44 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $408,066.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $408,066.60.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xx, BWR had 5 months on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR misrepresented income and employment with different job titles and rate of pays on the subject loan while applying for another mortgage loan simultaneously. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a xx, FICO xx, XXXX in the last XX months, and xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx reflects Appraisal Fee at $XXX.XX. Final CD dated xx reflects Appraisal Fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx, and the X-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60808583	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,092.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.13	6.500%	360	xx	xx	Conventional	Fixed	Purchase	71.671%	71.671%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	27.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 2nd installment of combined taxes for 2025 is due in the amount of $1,546.15 on xx/xx/2025.
The 1st installment of combined taxes for 2025 has been paid in the amount of $1,546.15 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1856.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,599.13 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $248,753.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $248,753.82.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Tape and the condo questionnaire show the subject condo project has repairs for deck coatings, railing replacement, and roof ventilation issues posing structural safety and soundness issues; the estimated amount of xx has been planned. The 1004D report, an inspection report verifying the completion of structural safety and soundness issues, is missing from the loan documents.
BWR has less than 1 month on the job as a xx. Previously, BWR had xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Tape and the condo questionnaire show the subject condo project has repairs for deck coatings, railing replacement, and roof ventilation issues posing structural safety and soundness issues; the estimated amount of xx has been planned for the building. Report verifying the completion of structural safety and soundness issues, is missing from the loan documents."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15776523	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,952.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,075.60	2.250%	360	xx	xx	VA	Fixed	Refinance	76.479%	76.479%	Streamline Refinance	Not Applicable	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	750	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2023.
The 1st and 2nd installments of combined taxes for 2025 are due in the total amount of $9,952.90 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,081.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,075.60 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $480,106.07.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $480,106.07.
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamlined refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Seller tape defect shows received repurchase demand from xx. The first payment date of xx was pooled with loans with a first payment date of xx and a maturity date of xx, and it was pooled with loans with a maturity date of xx.The subject mortgage was originated on xx with a maturity date of xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34814940	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$8,203.27	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,220.71	3.990%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	44.324%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,203.27 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,078.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,220.71 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $243,955.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $243,955.09.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing Required Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "Subject loan was approved as OO. Tape shows the subject is NOO due to misrepresentation. Elevated for client review."	* Missing Initial Closing Disclosure (Lvl x) "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl x)     "The initial LE is missing from the loan file."
* Missing Required Disclosures (Lvl x) "SSPL is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx, and the X-year SOL is active. BWR has been xx, FICO xx, XXXX in the last XX months, and xx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "ComplianceEase TRID tolerance test is incomplete due to initial LE and CD are missing from the loan file. The subject is a purchase case originated on xx, and the X-year SOL has expired."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl X) "The servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74273161	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,291.59	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$614.30	10.000%	360	xx	xx	Conventional	Fixed	Cash Out	59.328%	59.328%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	688	33.638%	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
There is a UCC Financing Statement against the subject property in favor of xx, which was recorded on xx/xx/2024.
The annual installment of county taxes for 2024 was paid in the amount of $3,159.93 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $614.30, which was applied for the due date of xx/xx/2025. The current P&I is $614.30 with an interest rate of 10.00%. The current UPB reflected as per the payment history is $69,576.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $69,576.67.
Unable to determine the reason for the default.
As per the tape data, occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.25 years on the job as a xx.
CO-BWR receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape and credit report show the subject loan does not meet investor credit guidelines due to xx charged-off accounts within the xx-month lookback period. Further details not provided."
																																																																																							* Missing Initial Closing Disclosure (Lvl x) "Initial CD are missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81472580	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,544.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,952.04	6.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	39.314%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,544.03 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,311.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,952.04 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $319,558.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $319,558.43.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as a xx, BWR had 3 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of $xxK. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65125916	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,598.34	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.25	6.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	710	42.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,598.34 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,786.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,104.25 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $166,016.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $166,016.01.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 16.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "Subject loan was approved as OO. Tape shows the subject is NOO, as BWR listed the subject property for rent shortly after closing. Further details not provided. Elevated for client review."	* Missing Initial Closing Disclosure (Lvl x) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at xx. Tape shows the subject is NOO, as BWR listed the subject property for rent shortly after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx, and the X-year SOL is active. BWR has XX.XX years on the job as a xx, FICO xx, XXXX since inception and xx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "The TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45067477	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,267.80	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,834.81	8.625%	360	xx	xx	Conventional	Fixed	Cash Out	54.988%	54.988%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	696	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2025 has been paid in the amount of $199.87 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of town taxes for 2025 are due in the total amount of $4,700.85 on xx/xx/2025, xx/xx/2026, and xx/xx/2026.
The annual water/sewer charges for 2024 are delinquent in the amount of $797.77 which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,834.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,834.81 with an interest rate of 8.625%. The current UPB reflected as per the payment history is $233,699.87.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $233,699.87.
As per the comment dated xx/xx/2025, the subject property is non-owner occupied.
As per the comment dated xx/xx/2025, the reason for default is a servicing problem.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Subject is NOO. Tape shows the BWR’s credit score was insufficient to qualify for an escrow waiver and that the borrower does not maintain the required reserves equivalent to xx months of PITIA, as stipulated by xx. Subject loan originated on xx. FICO xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32171424	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Vermont	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,087.74	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,996.38	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	809	42.025%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,543.87 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,543.87 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2425.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,996.38 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $311,906.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $311,906.51.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.91 years on the job as a xx. Previously, BWR had 11 months on the job as a xx.
BWR2 qualified using an offer letter as axx. Previously, BWR2 had 2.83 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape and file show BWR approved, with the job starting post close on xx, xx days after the note date of xx. The subject loan is too aged and cannot be delivered to the agencies. Further details not provided. xXxx since inception. Review shows ATR confirmed."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee at $XXX.XX. Final CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52120325	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,606.66	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,882.57	5.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	720	45.834%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $1,606.66 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,323.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,882.57 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $304,442.03.	Collections Comments:According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $304,442.03.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 1.58 years on the job as a xx. Previously, BWR1 was xx.
BWR2 has 1.58 years on the job as a xx. Previously, BWR2 was xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl X) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has X.XX years on the job as a xx. BWRX has xx., FICO xx, XXXX since inception and $XXK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. Initial loan estimate dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. Final CD dated xx reflects Points - Loan Discount Fee at $X,XXX.XX. This is an increase in the fee in the amount of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrowers’ income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by DU (Locator# xx), and its recommendation is Approve/Eligible with a DTI of xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85491145	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$699.87	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.04	7.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	707	Not Applicable	49.863%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $293.00 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $406.87 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $974.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $821.04 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $108,890.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $108,890.87.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR has 1.91 years on the job as a xx. Previously, BWR had 6 months on the job as an xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject is NOO and approved at XX.XX%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a xx, FICO xx, and xx equity in the subject. XXXX since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44391235	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,117.18	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,502.43	6.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	49.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 are due in the total amount of $9,117.18 on xx/xx/2025 and xx/xx/2026.
The annual installment of water charges for 2025 has been delinquent in the amount of $112.34, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,756.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,502.43 with an interest rate of 6.750%. The current UPB is $533,247.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $533,247.56.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives trust income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender used Trust income to qualify when the borrower was the Trustor and Trustee and funds for distribution from the Trust were not sourced. Lender defect. Revised DTI in excess of XXX%. The BWR is xx and no income documentation was provided. The subject loan originated xx and the X-year SOL is active, FICO xx reserves and xx equity.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete, as the initial LE is missing from loan documents. The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl X)     "Homeownership counseling organizations disclosure is missing from the loan documents."
																																																																																								* Missing Initial LE (Lvl X) "Initial loan estimate is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70801452	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,739.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,127.40	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	731	49.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a UCC lien against the subject property in favor of xx., which was recorded on xx/xx/2024.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,739.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of 3,352.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,127.40 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $273,835.69.
The PH shows large transactions on xx/xx/2025 in the total amount of $37,697.20 and on xx/xx/2025 in the total amount of $16,037.46. As per the comments dated xx/xx/2025 and xx/xx/2025, these are borrower payments.	Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $273,835.69.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.5 years on the job as a xx.
BWR2 has 1.0 year on the job as a xx.
BWR3 has 1.4 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows the lender did not establish stable employment history for all X BWRs. Further details not provided. Lender defect. Subject loan originated on xx, and the X-year SOL is active. BWRX has X.X years on the job as a manager with xx. BWRX has X year on the job as a xx, and BWRX has X.X years on the job as a xx, FICO xx, XXXX since inception and xx equity in the subject.

xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36354156	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,786.95	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,706.61	6.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	724	706	53.843%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of $1,393.52 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,393.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,487.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,706.61 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $407,686.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $407,686.58.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 36.25 years on the job as a xx.
BWR2 has 7 months on the job as an xx.
BWR2 had prior employment experience as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows uninsurable. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x) "The initial closing disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject loan is a purchase that originated on xx, and the X-year SOL has expired."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider attached to the recorded mortgage located at “xx” states that the manufactured home with serial # xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27975939	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,119.02	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,462.85	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	757	46.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,032.78 on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $3,119.02 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,188.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,462.85 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $708,563.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $708,563.83.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 months on the job as an associate at xx. Previously, BWR1 had 3.58 years on the job as a xx.
BWR2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase the x% tolerance test. The initial CD dated xx reflects points - loan discount fee at $xx,xxx.xx. The post-consummation CD dated xx reflects points - loan discount fee at $xx,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the x-year SOL is active."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows that the FNMA refused a repurchase alternative even though the loan is performing well. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows an undisclosed HELOC debt open on the co-borrower’s primary residence. Revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has X months on the job as an xx. BWRX has been xx, FICO xx, XXXX since inception, xx equity in the subject and $XX,XXX residual income."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34085346	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,549.43	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,892.12	6.125%	180	xx	xx	Conventional	Fixed	Cash Out	29.825%	29.825%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	775	19.623%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The subject property consists of 6 parcels.
The annual installments of all Parcel IDs combined and county taxes for 2025 are due in the total amount of $3,549.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
The subject loan was originated on xx and the first payment date is xx. According to the tape data as of xx/xx/2025, the next due date is xx. The current P&I is $2,892.12 with an interest rate of 6.125%. The current UPB reflected as per the tape data is $340,000.00.	Collections Comments:The subject loan was originated on xx and the first payment date is xx. According to the tape data as of xx/xx/2025, the next due date is xx. The current P&I is $2,892.12 with an interest rate of 6.125%. The current UPB reflected as per the tape data is $340,000.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 10 years on the job as a xx.
BWR2 has 5.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows multiple parcels on property. Further details are not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68032870	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,032.41	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,618.10	6.250%	360	xx	xx	VA	Fixed	Refinance	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	806	25.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are four prior civil judgments, one credit card judgment, and one hospital lien against the prior owner, xx in favor of different plaintiffs, which were recorded on different dates in the total amount of $XXXX
The annual installment of county taxes for 2024 has been paid in the amount of $4,831.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx, and the first payment is due on xx. According to tape data as of xx/xx/2025, the next due date is xx. The current P&I is $1,618.10 with an interest rate of 6.250%. The current UPB reflected as per the tape data is $262,800.00.	Collections Comments:The loan was originated on xx, and the first payment is due on xx. According to tape data as of xx/xx/2025, the next due date is xx. The current UPB reflected as per the tape data is $262,800.00.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
BWR1 & BWR2 receive VA benefit income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "Tape shows seasoning on previous loan. Loan is insured. Further details are not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18898788	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$40.34	$4,516.04	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,202.53	7.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	715	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first, second, and third installments of town taxes for 2025 have been paid in the total amount of $4,441.44 on different dates.
The fourth installment of town taxes for 2025 has been partially paid in the amount of $1,108.84 on xx/xx/2025.
The second installment of town taxes for 2026 is due in the amount of $1,034.23 on xx/xx/2025.
The fourth installment of town taxes for 2025 is delinquent in the amount of $40.34 on xx/xx/2025.

The loan was originated on xx, and first payment is due on xx. According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $2,202.53 and interest rate is 7.500%. The current UPB reflected as per the tape is $315,000.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx, and first payment is due on xx. According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $2,202.53 and interest rate is 7.500%. The current UPB reflected as per the tape is $315,000.00.
As per the tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than x.xx (Lvl x) "Net operating income is xx, annual payments (debt service) are xx, and the debt service cover ratio (DSCR) is x.xx."
																																																																																							* Property Marketability Issues (Lvl x) "The tape shows the condo HOA does not have a budget. Further details not provided. XXXX search shows an estimated value of xx. Current UPB is $xxxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
866351	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,983.97	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,964.83	6.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	626	666	50.285%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,983.97 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,786.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,964.83 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $315,694.27.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $315,694.27.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 1 month on the job as a xx. Previously, BWR had multiple jobs in the past.
BWR2 has 2.08 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx reflects points - loan discount fee at $x,xxx.xx. The CD dated xx reflects points - loan discount fee at $x,xxx.xx. The loan estimate dated xx does not reflect the xnd appraisal. The CD dated xx reflects the xnd appraisal at xx. The loan estimate dated xx reflects an appraisal fee of xx. The CD dated xx reflects an appraisal fee of xx. This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase.A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx, and the x-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the subject loan is not FHA insured, as the credit report had the wrong social security number, and a revised report was pulled, but the credit was not satisfactory. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents"
* Missing Required Disclosures (Lvl x)     "The settlement service providers list is missing from the loan documents."
* Transmittal (xxxx) is Missing (Lvl x) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "ATR could not be determined as XXXX, AUS, and loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWRX has X month on the job as a xx. Previously, BWR had multiple jobs in the past, a FICO score of xx, XXXX since inception, and xx equity in the subject.
																																																																																								xx/xx/XXXX: Seller provided AUS/DU. Review shows ATR confirmed."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65254140	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,264.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,073.85	7.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.257%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 and 2025 are due in the amount of $4,835.76 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,552.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,073.85 and the interest rate is 7.125%. The current UPB reflected as per the payment history is $305,031.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $305,031.39.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 20.16 years on the job as xx.
BWR2 has 23 years on the job as a xx. Additionally, BWR2 has 5.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl x) "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the subject loan is not FHA insured and did not qualify for a manual underwriting, as the borrower had some late payments on their credit report. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl x) "Settlement service providers list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. ATR could not be determined as XXXX, AUS, and loan approval is missing from the loan documents. Seller provided income docs. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has xx. BWRX has XX years on the job as a xx and xx equity in the subject. XXXX since inception. Review shows ATR confirmed."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		llllllll	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91671869	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,085.03	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$448.22	6.625%	360	xx	xx	Conventional	Fixed	Purchase	19.022%	19.022%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	49.030%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,085.03 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $858.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $448.22 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $69,366.80.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $69,366.80.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 receives social security income.
BWR2 has 24.08 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "The AUS/DU report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "The initial CD is missing from the loan documents"
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The settlement service providers list is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows undisclosed debt at closing. Revised DTI is XX%. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWRX receives social security income, and BWRX has XX.XX years on the job as a xx, FICO xx, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22596697	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,814.90	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$528.71	3.250%	360	xx	xx	Conventional	Fixed	Refinance	75.037%	75.037%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	42.958%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one active junior judgment against the borrower in favor of xx., in the amount of $10,263.29, which was recorded on xx/xx/2025.
The annual county taxes for 2024 have been paid in the amount of $1,814.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,429.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $528.71 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $111,213.81. As per the deferred agreement, which is located at "xx," there is a deferred balance in the amount of $2,114.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $111,213.81.
As per the collection comment dated xx/xx/2024, the reason for default is the illness of the principal borrower.
As per the comment dated xx/xx/2023, the subject property was damaged due to wind. The borrower reported a claim dated xx/xx/2023; the cost of repair is not available. No comments have been found regarding repair completion. Subsequent comments do not show damage.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and alimony income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the lender did not obtain alimony income documentation. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR receives social security and alimony income, FICO xx, xx equity in the subject, and $XXX residual income."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test. Initial LE dated xx/xx/XXXX does not reflect Appraisal Re-Inspection Fee. Final CD dated xx reflects Appraisal Re-Inspection Fee at $XXX.XX.
Initial LE dated xx/xx/XXXX does not reflect Architectural / XXXXing Fee. Final CD dated xx reflects xx Fee at $XXX.XX. Initial LE dated xx/xx/XXXX reflects Transfer Taxes at $XXX.XX. Final CD dated xx reflects Transfer Taxes at $XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx, and the X-year SOL has expired.

Loan failed charges that in total cannot increase more than XX% tolerance test. Initial LE dated xx reflects the sum of Section C fees and Recording fee at $X,XXX.XX. Final CD dated xx reflects the sum of Section C and Recording fee at $X,XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx, and the X-year SOL has expired."
* Credit report >XX days old at closing (Lvl X)     "Credit report is more than XX days old at closing."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at “xx" state that the manufactured home with serial #xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51302758	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,281.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,749.91	6.125%	240	xx	xx	Conventional	Fixed	Cash Out	58.015%	58.015%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	793	16.969%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,281.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,962.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,949.91 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $376,533.79.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $376,533.79.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
BWR has 11.91 years on the job as a xx.
BWR2 has 15.91 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx does not reflect the appraisal fee. The CD dated xx reflects an appraisal fee of $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is available; COC is not getting tested due to the loan failing TRID delivery and the timing test. The subject loan is a refinance, originated on xx, and the SOL is x years."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl x)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl x)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl x)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl x)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Loan does not conform to program guidelines (Lvl x)     "Tape and file show the original appraisal was more than xxx days old at the time of closing, and an appraisal update verifying no decrease in appraised value was completed after closing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81884441	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	No	Not Applicable	First	$0.00	$780.07	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,041.75	6.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	792	652	47.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $780.16 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $780.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,296.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,041.75 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $284,497.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $284,497.51.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR1 has 9 months on the job as a xx. Previously, BWR1 had xx.
  BWR2 has 2.33 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Missing Initial Closing Disclosure (Lvl x) "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has X months on the job as a xx. BWRX has X.XX years on the job as an xx. FICO xx, XXXX since inception, and xx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx, and the X-year SOL has expired."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99086410	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$102.57	$10,073.97	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,651.92	6.490%	360	xx	xx	Conventional	Fixed	Purchase	46.667%	46.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	Not Applicable	30.243%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2026 was paid in the amount of $2,423.46 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of combined taxes for 2026 are due in the total amount of $7,573.47 on xx/xx/2025, xx/xx/2026, and xx/xx/2026.
The 1st installment of combined taxes for 2026 is delinquent (balance remaining after payment) in the amount of $102.57, which is due on xx/xx/2025 and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,626.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,651.92 with an interest rate of 6.49%. The current UPB reflected as per the payment history is $416,873.92.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $416,873.92.
Appraisal is as is. The improvement section shows cosmetic repairs for building components/XXXXal systems. The photo addendum does not show any cosmetic repairs. The cost of repair and the current status are not available. CCs do not show damages.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xx. Previously, BWR had 3.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Appraisal report is as is, and the improvement section shows some minor deferred maintenance and physical deterioration due to normal wear and tear. The dwelling requires minimal repairs to building components/XXXXal systems and cosmetic repairs. The estimated cost to cure is not available in the loan file. xxxxD is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as a xx, FICO xx, and xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29472957	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$549.09	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.35	6.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	45.138%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2025 are due in the amount of $573.91 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx, and the first payment is due on xx. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $1,478.35 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $225,040.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx, and the first payment is due on xx. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $225,040.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a XXXX at Auto Zone.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl x) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the borrower did not complete the required homebuyer education prior to closing; it was completed post-closing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85085025	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,666.37	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,589.04	9.750%	180	xx	xx	Conventional	Fixed	Cash Out	93.103%	93.103%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	794	33.122%	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The annual installment of combined taxes for 2024 was paid in the amount of $2,666.37 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,589.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,589.04 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $149,256.41.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $149,256.41.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 7.91 years on the job as a xx.
BWR2 has 10.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Tape shows the initial disclosure package was not sent to the BWRx within x business days of being added to the loan. BWRx was only sent the LE and COC. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan fails the Qualified Mortgage Lending Policy points and fees test due to the fees charged ($x,xxx.xx) exceed the fee threshold of $x,xxx.xx by $x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated at xx.xxx% Exceeds APR threshold of x.xxx% by +x.xxx%."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Loan fails Prohibited Fees Second Lien Test due to fees charged $xxx.xx Exceeds the fees threshold of $x.xx by +$xxx.xx.  The below fees were included in the test:
Recording Service Fee paid by Borrower: $x.xx
Underwriting Fee paid by Borrower: $xxx.xx
Verification of Employment x paid by Borrower: $xx.xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx does not reflect verification of employment. CD dated xx reflects Verification of Employment at $xx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx, and the x-year SOL is active."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE QM points and fees test due to fees charged of $x,xxx.xx, Exceeds the fees threshold of $x,xxx.xx by $x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx

The loan failed the GSE QM APR test due to the APR calculated, xx.xxx%, exceeds the APR threshold of x.xxx% by +x.xxx%."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl X) "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. Subject is a second lien. First lien is escrowed.

																																																																																								Loan failed QM Safe Harbor Test threshold test due to APR calculated at XX.XXX% Exceeds APR threshold of X.XXX% by +X.XXX%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80987373	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,644.12	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,047.80	6.250%	360	xx	xx	Conventional	Fixed	Purchase	79.968%	94.992%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	49.199%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $7,338.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,047.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,047.80 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $494,058.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $494,058.21.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 1.50 years on the job as a xx. BWR had prior employment experience as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Appraisal report is as is; the photo addendum of the appraisal report shows some minor tile damage in the foyer area. The xxxxD report is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Tape shows IPC contribution exceeded by $xK. FCD reflects a seller credit of xx and the sales price of xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9611238	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,309.33	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.40	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	51.190%	51.190%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	5 + Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	46.036%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 has been paid in the amount of $1,861.08 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,412.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,412.40 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $214,329.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $214,329.72.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 26.16 years on the job as an xx. Additionally, BWR has 2.91 years on the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Subject property is a multi-family (Lvl x) "Subject is a x unit multi family property. Tape and review of appraisal shows subject is a x unit plus basement ADU where BWR resides. XXXX search shows an estimated value of xx. Current UPB is $xxxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54523035	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,029.74	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	32.412%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,483.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,029.74 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $155,398.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $155,398.58.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows undisclosed debt. The revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan was originated on xx, and the X-year SOL is active. BWR has been xx, FICO xx, XXXX since inception, xxK equity in the subject, and $X,XXX residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28475196	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,205.16	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,231.43	6.250%	360	xx	xx	Conventional	Fixed	Purchase	71.429%	71.429%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	729	Not Applicable	49.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first, second, and third installments of town taxes for 2025 have been paid in the amount of $1,629.50 on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The fourth installment of town taxes for 2025 is due in the amount of $575.66 on xx/xx/2025.
The first and second installments of town taxes for 2026 are due in the amount of $1,102.58 on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
The loan was originated on xx, and the first payment is due on xx. According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $200,000.00.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $200,000.00.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as a xx. Previously, BWR had xx. Prior to that, BWR had 3.16 years on the job as a xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX%. The tape shows BWR works for a family-owned business and was approved using an offer letter. Verification of employment shows YTD earnings do not support qualifying income. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWR has X year on the job as a xx, FICO xx and xx equity in subject."	* ComplianceEase State Regulations Test Failed (Lvl x) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
eClose Fee paid by Borrower: $xx.xx
HOA Capital Contribution paid by Borrower: $x,xxx.xx
HOA Dues paid by Borrower: $xxx.xx
HOA Transfer Fee paid by Borrower: $xxx.xx
																																																																																							Title Closing Protection Letter (CPL) paid by Borrower: $xx.xx."	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD dated xx reflects cash to the borrower in the amount of $X,XXX.XX."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24492344	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$661.61	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,582.65	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	813	807	49.647%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $661.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,955.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,582.65 and the interest rate is 7.250%. The current UPB reflected as per the payment history is $231,269.48.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $231,269.48.
As per the seller’s tape, the occupancy of the subject property is a second home.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and retirement income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. Lender grossed up SSI income that was taxable. Lender defect. Revised XX.XX%. BWR receives SSI & Annuity income, BWR X receives Annuity income. The subject loan originated xx and the X-year SOL is active, FICO xx, $X,XXX residual income,xx reserves and xx equity in the subject property.

																																																																																								xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44251812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,572.71	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,592.68	6.375%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	47.699%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county, city and school taxes for 2024 has been paid in the total amount of $6,572.71 on different dates. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,317.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,592.68 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $255,053.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $255,053.55. As per tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 9 months on the job as a xx.BWR has prior employment experience as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows the subject loan was not qualified for manual underwriting due to DTI and insufficient reserves. Tape and review of loan file show Chase a/c was used to source the EMD of $x,xxx. Review of loan file shows a gift letter and a wire of xx is in the loan file. Available balance on the Chase bank statement is xx. Final CD shows cash to close $xx,xxx.xx. BWR has x months on the job as a xx and FICO xx."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67034387	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,804.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,747.67	7.500%	360	xx	xx	Conventional	Fixed	Purchase	79.976%	79.976%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	27.003%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior UCC mortgage against the subject property originated on xx.
The annual combined taxes for 2025 have been paid in the amount of $7,122.83 on xx/xx/2025.
The annual school taxes for 2025 are due in the amount of $14,681.61 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,024.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,747.67 with an interest rate of 7.500%. The current UPB reflected as per payment history is $658,726.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $658,726.59.
As per the comment dated xx/xx/2024, the subject property well was damaged, and the borrower incurred a lot of repair expenses; no estimated cost of repairs is available in the collection comment. No status of repairs or completion.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.41 years on the job as an xx.
Additionally, BWR has 37.16 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl X) "This loan failed the xx subprime home loan test. (xx SB XXXX Section X, X(c))
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan.

NY Subprime Home Loan Test is fail. Loan data is X.XXX% and X.XXX%. The variance is +X.XXX%."
* Higher-Priced Mortgage Loan test Fail (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X)) due to an APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).  The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79900289	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,562.50	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,428.35	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	53.452%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 are due in the amount of $7,562.50 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,428.35, which was applied for the due date of xx/xx/2025. The current P&I is $2,428.35 with an interest rate of 6.75%. The current UPB reflected as per the payment history is $372,105.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $372,105.12.
As per the seller's tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject loan approved using bank statement.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows the lender omitted mortgage debt without proper documentation. Revised DTI is XX.XX%. Further details not provided. Lender defect. Subject loan originated on xx, and the X-year SOL is active. Subject loan approved using bank statement, FICO xx, XXXX since inception, xx equity in the subject, and $X,XXX residual income."				Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80203089	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,921.62	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,653.16	7.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	41.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,018.97 on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of $2,901.56 on xx/xx/2024.
The annual installments of utilities/MUD taxes for 2024 have been paid in the total amount of $1,001.09 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,653.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,653.16 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $226,307.40.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $226,307.40.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows the lender omitted REO property expenses from the DTI calculation without supporting documents showing REO was sold. The revised DTI is XX.XX%. Lender defect. The subject loan was originated on xx, and the X-year SOL is active. BWR has been xx, FICO xx, XXXX since inception, xx equity in the subject, and $X,XXX residual income."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83895322	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,045.06	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,591.09	6.999%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	49.660%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated and recorded on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,117.78 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,193.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,591.09 with an interest rate of 6.999%. The current UPB reflected as per the payment history is $385,883.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $385,883.11.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 10.33 years on the job at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender excluded child support from DTI. Lender defect. Revised DTI XX.XX%. The BWR is employed with xx. The subject loan originated xx and the X-year SOL is active, FICO xx, xx in reserves, $X,XXX residual income and $XX.X equity."	* ComplianceEase Exceptions Test Failed (Lvl X) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/XXXX reflects Appraisal Re-Inspection Fee at $XXX.XX.
Loan estimate dated xx/xx/XXXX reflects Credit Report Fee at $XX.XX. CD dated xx reflects Credit Report Fee at $XX.XX.
																																																																																								This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84554633	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,989.31	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,456.25	5.624%	360	xx	xx	VA	Fixed	Refinance	92.000%	92.000%	Streamline Refinance	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,175.11 on xx/xx/2024.
The annual installment of city taxes for 2025 is due in the amount of $814.20 on xx/xx/2025.
The annual installment of city taxes for 2024 has been paid in the amount of $814.20 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,918.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,456.25 and the interest rate is 5.624%. The current UPB reflected as per the payment history is $251,634.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $251,634.66.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Loan failed loan origination fee test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xx.xx.
Below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Tax Service Fee paid by Borrower: $xx.xx"
* Loan does not conform to program guidelines (Lvl x)     "The tape shows invoices for MERS, flood, lenders title coverage, title exam, title endorsement, recording fees, and home insurance are required as per the guidelines, and review of the file shows all invoices are available.   In VA refinance loans, there should be a waiting period or gap between the xxx-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9262075	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,230.29	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,971.25	5.990%	240	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	711	42.104%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active civil judgment in the amount of $XXXX in favor of xx, which was recorded on xx/xx/2024.
The annual installment of county taxes for 2025 has been paid in the amount of $1,873.19 on xx/xx/2023.
The annual combined taxes for 2024 have been sold or forfeited in the amount of $2,575.24, which are good through xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,242.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,971.25 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $542,082.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $542,082.07.
Reason for default is unable to be determined.
As per the seller’s tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
BWR1 has 21 years on the job as a xx. Additionally, BWR1 had 2 years on the job as a xx.
BWR2 has been SE as a xx.
BWR3 has 2.83 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Mortgage Insurance Transmittal (1008)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as-is. The improvement section of the appraisal report shows utilities like water & electricity were not connected. The estimated cost to cure is not available in the loan file. xxxxD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx, and the x-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows base income miscalculation and undisclosed mortgage debt. Revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has XX years on the job as a XXXX at xx. BWRX has been xx. BWRX has X.XX years on the job as a xx, FICO xx, XXXX since inception, xx equity in the subject, and $X,XXX residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58931178	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,466.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,192.59	6.959%	360	xx	xx	Conventional	Fixed	Purchase	54.054%	54.054%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	773	801	29.631%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual 1st installment of town taxes for 2025 has been paid in the amount of $2,010.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,192.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,192.59 with an interest rate of 6.959%. The current UPB reflected as per the payment history is $177,370.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $177,370.41.
As per the tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.16 years on the job as a xx.
BWR2 has 20.33 years as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl x) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xx.xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xxx

Loan failed qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* Loan does not conform to program guidelines (Lvl x)     "The subject is a condotel unit at the xx. The project is a lake front inn and has a designated area for boat/trailer storage. XXXX search shows an estimated value of xx. Current UPB is $xxxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37962956	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$712.10	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,113.62	7.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	50.250%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	$64,600.00	7.000%	$2,585.26	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $712.10 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,878.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,585.26 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $414,389.86 and deferred balance is $64,600.00.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $414,389.86.
As per the comment dated xx/xx/2024, the RFD is illness of the borrower.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $480,617.04 out of which $416,017.04 is interest bearing amount and deferred amount is $64,600.00. The monthly P&I is $2,585.26 with an interest rate of 7.000% beginning on xx and a maturity date of xx. There is no principal forgiven amount.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated income. Lender defect. Revised XX.XX%. The BWR is employed with xx. The subject loan originated xx and the X-year SOL is active, FICO xx, $X,XXX residual income, xx reserves and $XXK equity in the subject property"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation. Seller's tape shows defect as the subject property was missing the exterior HUD Certification Label and the interior HUD data plate."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67539084	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,458.78	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,141.18	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	47.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $2,458.78 on xx/xx/2025 and xx/xx/2026.
The annual installment of supplemental county taxes for 2025 is due in the amount of $282.56 on xx/xx/2025.
The annual water charges for 2025 are due in the amount of $152.71 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,071.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,141.18 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $500,182.83.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $500,182.83.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated SE income. Lender defect. Revised DTI XX.XX%. The subject loan originated xx and the X-year SOL is active. The BWR is xx, FICO xx, $X,XXX residual income, xx in reserves, XXXX since inception and $XX.XK equity in the subject property."	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $xx,xxx.xx exceeding the fees threshold of $xx,xxx.xx by +$x,xxx.xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $xx,xxx.xx Points—Loan Discount Fee paid by Borrower: $x,xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "The loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx reflects the points—loan discount fee at $x,xxx.xx. PCCD dated xx reflects points—loan discount fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx, and the SOL is x year."
* GSE Points and Fees Test Violations (Lvl x)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx exceed the fees threshold of $xx,xxx.xx by +$x,xxx.xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $xx,xxx.xx Points—Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl X) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial #xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58594415	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$490.43	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	37.845%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	3.125%	$449.77	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,227.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $449.77 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $122,761.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $122,761.26.
The loan was modified on xx/xx/2025.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the borrower’s income has been impacted due to the Covid-19 pandemic.
As per the comment dated xx/xx/2024, the forbearance plan began on xx/xx/2024 and ended on xx/xx/2024.
BWR has 1 month on the job as a xx. Previously, BWR had 6.75 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $123,149.47. The monthly P&I is $449.77 with an interest rate of 3.125% beginning on xx and a maturity date of xx. There is no deferred balance and no principal forgiven amount. The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows employment and assets could not be verified. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWR has X month on the job as a xx, and FICO xx."
* ComplianceEase Exceptions Test Failed (Lvl X)     "Compliance is failing for state regulations.xx, the lender is licensed under state ID #xx as per the NMLS website.
The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl X) "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx does not reflect the rate lock fee. The CD dated xx reflects a rate lock fee at $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is available; COC is not getting tested due to the loan failing TRID delivery and the timing test. The subject loan is a purchase that originated on xx, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87181654	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,833.19	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,907.01	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	777	45.245%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
For Parcel #xx
The annual installment of combined taxes for 2024 was paid in the amount of $3,682.13 on xx/xx/2024.
The annual installment of combined taxes for 2025 is due in the amount of $4,062.06 on xx/xx/2025.
For Parcel #xx
The annual installment of combined taxes for 2024 was paid in the amount of $713.42 on xx/xx/2024.
The annual installment of combined taxes for 2025 is due in the amount of $771.13 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,369.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,907.01 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $459,025.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $459,025.21.
As per the tape data, the occupancy of the subject property is stated as non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as a xx.
Previously, BWR had 4 months on the job as a xx.
Previously, BWR had 7.16 years on the job as a xx.
BWR2 has 4.66 years on the job as an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject approved as OO at XX.XX%. Tape shows BWRX employment could not be verified, and the subject occupancy is not supported, causing the lender to omit BWR's primary housing expense. Revised DTI is XX%. Further details not provided. Lender defect. Subject loan originated on xx, and the X-year SOL is active. BWRX has X months on the job as a xx, FICO xx, XXXX since inception and $X,XXX residual income."
																																																																																						* Occupancy concerns - (Lvl X) "Subject loan was approved as OO. Tape shows subject is NOO. BWRs live in xx. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4001086	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$939.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,320.81	6.875%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	593	603	56.714%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $939.41 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,655.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,320.81 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $198,950.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per tape is $198,950.83.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10.91 years on the job as a xx.
BWR2 receives social security income.BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl x) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date of xx/xx/xxxx is more than xx calendar days after the consummation date of xx/xx/xxxx. The subject loan is a refinance, originated on xx, and the SOL is x years."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the subject loan does not meet the seasoning requirement of x months for an FHA cash-out refinance loan. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "The mortgage insurance certificate is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23269468	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,196.78	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,727.06	7.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	43.814%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	7.990%	$1,972.00	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $5,196.78.
The 1st and 2nd installments of combined taxes for 2024 are due in the total amount of $5,196.78 on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,972.00 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $269,006.25.
The due dates are advanced from xx/xx/2024 to xx/xx/2025 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $269,006.25.
As per the comment dated xx/xx/2025, the subject property is owner-occupied, and the reason for default is the illness of the principal mortgagor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx.
BWR has 5.75 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $269,006.25. The monthly P&I is $1,972.00 with an interest rate of 7.990% beginning on xx and a maturity date of xx. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. Lender approved the loan with conflicting information on BWR return from injury leave and used the departing residence lease that was in renovation and not livable at closing. Lender defect. Revised XX.XX%. BWR is employed with xx. The subject loan originated xx and the X-year SOL is active, FICO xx, $X,XXX residual income, $X,XXX reserves and xx equity in the subject property."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Tape and appraisal report is subject to the completion of renovation. Available xxxxD reflects the subject is complete per plans and specifications except for the window replacement and new furnace. Final xxxxD or completion certificate is missing to confirm whether window replacement and a new furnace have been done or not. XXXX search shows an estimated value of xxK. Current UPB $xxxK."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows a repurchase obligation was triggered, as the loan was over xxx days delinquent prior to construction completion. The property was completed on xx. Further details not provided. The loan was modified on xx with a modified UPB of $xxx,xxx.xx and the first modified payment date is xx. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34719096	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,232.99	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.10	7.250%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	722	Not Applicable	48.384%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,232.99 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,512.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $972.10 with an interest rate of 7.250%. The current UPB is $140,760.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $140,760.19.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is non-owner occupied.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl x) "Tape and the appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp #x with a sales price of $XXXX, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan is NOO and was approved at XX.XX%. Tape shows rental and SE income miscalculation. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has beenxx, FICO xx, XXXX since inception, xx equity in the subject, and $X,XXX residual income.

																																																																																								xx/xx/XXXX:Exception downgraded to LVL X as PH shows payments are current."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72051246	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,586.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,314.99	7.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	49.639%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2026 has been paid in the amount of $1,148.83 on xx/xx/2025.
The second, third, and fourth installments of county taxes for 2026 are due in the total amount of $3,437.82 on xx/xx/2025, xx/xx/2026 & xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,780.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,314.99 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $344,512.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $344,512.67.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  BWR has 18.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl x) "Homeownership counseling disclosure is missing from the loan documents."
* Missing Initial LE (Lvl x)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has XX.XX years on the job as a xx, FICO xx, XXXX since inception, and xx equity in the subject."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete due to initial LE is missing from the loan documents. The subject loan is purchase case, originated on xx and the X-year SOL has expired."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36503101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,709.43	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,231.07	7.250%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	799	799	35.404%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of $2,031.24 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of county taxes for 2026 are due in the total amount of $5,709.43 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,023.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,231.07 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $1,056,662.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $1,056,662.30.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
BWR has 10.75 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx reflects Appraisal Review Fee at $xxx.xx. Final CD dated xx reflects Appraisal Review Fee at $xxx.xx. This is an increase in fee of +$x.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the x-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Occupancy concerns - (Lvl x) "The subject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23460896	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,090.94	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,228.87	8.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.912%	80.912%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	808	33.009%	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,696.25 on xx/xx/2024.
The annual installment of combined taxes for 2025 is due in the amount of $10,090.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,228.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,228.87 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $153,920.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $153,920.81.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for xx.
BWR2 has been SE for xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "Tape and file show the initial LE dated xx was not delivered within x business days. Further details not provided."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial xxxx_Application (Lvl x)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "Settlement service providers list is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Not Covered	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60620815	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,281.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,520.62	6.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	42.844%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $16,590.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,368.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,520.62 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $729,322.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $729,322.41.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated SE income. Lender defect. Revised DTI XX.XX%. The subject loan originated xx and the X-year SOL is active. The BWR is xx, FICO xx, $X,XXX residual income, xx in reserves, XXXX since inception and $XXXK equity in the subject property."		* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99270734	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,916.18	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.99	4.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	50.254%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	4.875%	$1,275.48	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,916.18 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,654.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,275.48 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $255,092.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $255,330.40.
As per the comment dated xx/xx/2024, the occupancy of the subject property is vacant.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
The foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the FC has been canceled, and the subject loan was reinstated. According to the updated title report dated xx/xx/2025, the foreclosure complaint was filed on xx. The prior FC complaint was filed on xx, and it was canceled on xx. Further details not provided.
No post-close bankruptcy record has been found.

BWR has 6 months on the job as a xx. BWR had multiple jobs in the past 2 years.
Foreclosure Comments:The foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the FC has been canceled, and the subject loan was reinstated. According to the updated title report dated xx/xx/2025, the foreclosure complaint was filed on xx. The prior FC complaint was filed on xx, and it was canceled on xx. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $269,119.29. The monthly P&I is $1,275.48 with an interest rate of 4.875% beginning on xx and a maturity date of xx. There are no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The subject closed with PIW, and it is a non-arm's-length transaction. Further details not provided. The PIW signed by the borrower is missing from the loan documents. The grantor,xx, transfers the subject property to xx, husband and wife."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. "XXXX search shows an estimated value at $XXXX. Current UPB is $XXXK.""
* ComplianceEase Exceptions Test Failed (Lvl X)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx reflects a loan origination fee of $X,XXX.XX. The CD dated xx reflects a loan origination fee of $X,XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl X)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds XX% (Lvl X) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU (XXXX), and its recommendation is “Approve/Eligible” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37697542	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,928.58	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.97	6.490%	360	xx	xx	Conventional	Fixed	Purchase	53.846%	53.846%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	Yes	793	Not Applicable	39.497%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2024 has been paid in the amount of $1,464.29 on xx/xx/2025.
The 2nd installment of town taxes for 2024 is due in the amount of $1,464.29 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,353.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,104.97 with an interest rate of 6.490%. The current UPB is $174,035.25.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $174,035.25.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92884906	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	$10,573.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,685.09	4.375%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	728	Not Applicable	20.417%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of town taxes for 2024 has been paid in the amount of $11,545.01 on xx/xx/2024.
The 1st, 2nd, and 3rd installments of town taxes for 2025 have been paid in the total amount of $9,534.53 on different dates.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of $400.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,905.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,685.09 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $315,845.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $315,845.57.
As per the tape, the occupancy of the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl x) "Tape shows value concerns. Appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXX. Comp #x with a sales price of $XXXX, is closest to the subject property. XXXX search shows an estimated value of $XXXX. Current UPB is $xxxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan is NOO and was approved at XX.XX%. Tape shows pattern of misrepresentation. Further details not provided. BWR defect. BWR has been xx., FICO xx, XXXX since inception, and $XXXK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96213435	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,422.22	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,231.68	5.625%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	773	21.330%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $10,422.22 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $7,231.68 with an interest rate of 5.625%. The current UPB reflected as per the tape data is $1,256,250.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $1,256,250.00.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx, BWR1 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "The tape and review of the file show the subject is an ARM loan, and the ARM margin is x in the rider. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25935575	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,692.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,209.15	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	64.783%	64.783%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	732	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a state tax lien against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of $XXXX
The 1st and 2nd installments of combined taxes for 2025 were paid in the total amount of $7,153.28 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of school taxes for 2024/2025 were paid in the total amount of $16,787.65 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,652.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,209.15 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $740,478.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $740,478.82.
As per tape data, the occupancy of the subject property is an investment.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* DSCR is less than x.xx (Lvl x) "Net operating income is $xx,xxx.xx, and annual payments (debt service) are $xxx,xxx.xx, and the debt service coverage ratio (DSCR) is x.xx."
* Loan does not conform to program guidelines (Lvl x)     "Tape show EPD. According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx."
																																																																																							* Missing Required Disclosures (Lvl x) "Loan approval is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66221904	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,568.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$891.00	8.125%	360	xx	xx	Commercial	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	810	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The taxes are to follow.	The subject loan was originated on xx/xx/2025 and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $891.00 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $120,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $891.00 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $120,000.00.
As per the seller’s tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report is as-is. Tape and review of the appraisal report show water dampness in the basement. XXXXD and an inspection report by a qualified professional are missing from the loan documents, and the final CD does not reflect the escrow holdback amount."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91115393	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,568.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$890.98	8.125%	360	xx	xx	Commercial	Fixed	Purchase	79.999%	79.999%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	810	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx.
The taxes are to follow.
The loan was originated on xx, and the first payment is due on xx. As per the review of the payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $890.98 with an interest rate of 8.125%. The UPB is $119,998.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of the payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $890.98 with an interest rate of 8.125%. The UPB is $119,998.00.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property is stated as an investor.
BWR employment details are not available. BWR is a legal entity, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The appraisal report is as is, and the photo addendum shows dampness in the basement. An inspection report by a licensed professional addressing the dampness in the basement and the structural integrity of the subject property is missing from the loan documents."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94111211	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,281.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,308.53	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	799	49.608%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $2,281.96 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,217.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,308.53 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $497,391.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $497,391.15.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

BWR1 has 6.08 years on the job as a xx.
BWR2 receives SSI and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX%. Tape shows income miscalculation and DTI is now XX.XX%. Further details not provided. Lender defect. The rental income calculation is incorrect and did not subtract PITIA from each rental property. Revised DTI is XX.XX%. The subject loan originated on xx, and the X-year SOL is active. BWRX has X.XX years on the job as a xx; BWRX receives SSI and pension income, FICO xx, $XXK equity in the subject, and $X,XXX residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "The appraisal report is as is, and the photo addendum shows some cracks in the basement wall; the exterior paint and carpet are damaged. The xxxxD, or an inspection report by a licensed professional, is missing from the loan file. The final CD does not reflect escrow holdback."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32406967	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,972.42	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,002.96	5.750%	360	xx	xx	VA	Fixed	Refinance	92.763%	92.763%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	798	48.936%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of $1,972.42 on xx/xx/2025.
The 1st installment of utilities/MUD charges for 2025 was paid in the amount of $67.04 on xx/xx/2025.
The 2nd installment of utilities/MUD charges for 2025 is due in the total amount of $58.81 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,434.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,002.96 with an interest rate of 5.75%. The current UPB reflected as per the payment history is $342,505.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $342,505.60.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and retirement income.
BWR2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a refinance case originated on xx/xx/xxxx, and the x-year SOL is active."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows the loan does not meet the seasoning period requirement. Further details not provided."
* Missing Initial Closing Disclosure (Lvl x)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87120378	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$462.41	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$787.20	7.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	XXXX	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	37.787%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of $716.74 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $920.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $787.20 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $113,713.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $113,713.21.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 months on the job as a xx.
BWR was a prior full-time xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl x) "Tape shows the subject condo is a non-warrantable project due to investor concentration. The condo questionnaire shows xx out of xx properties are investment properties. Further details not provided. XXXX search shows an estimated value of $XXXX. Current UPB $xxxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32263761	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,014.15	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,177.60	6.125%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	670	619	36.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active code enforcement lien against the subject property in favor of the xx, which was recorded on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025/2026 are due in the total amount of $5,014.15 on xx/xx/2025 and on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,110.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,177.60 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $355,188.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $355,188.27.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 18.3 years on the job as a xx.
  BWR2 has 3 months on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Exceptions Test Failed (Lvl x)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx does not reflect the final inspection fee. CD dated xx/xx/xxxx reflects the final inspection fee at $xxx.xx. The loan estimate dated xx reflects Points—Loan Discount Fee at $x,xxx.xx. The CD dated xx reflects points—loan discount fee at $x,xxx.xx. This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl X) "The subject loan is purchase case. Final CD dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX"
																																																																																								* Property is Manufactured Housing (Lvl X) "The appraisal report is missing from the loan files, and as per tape data, the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20453986	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$119,152.41	$1,717.84	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,047.57	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	47.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $1,717.84 on xx/xx/2024 and xx/xx/2025.
The 2nd installment of county taxes for 2024 supplemental is due in the amount of $996.80 on xx/xx/2025.
The annual installment of county taxes for 1998-2008 Unsecured Supplemental has been delinquent in the amount of $118,055.90, which is good through xx/xx/2025.
The 1st installment of county taxes for 2024 supplemental has been delinquent in the amount of $1,096.51, which is good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,539.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,047.57 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $301,679.92.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is $301,679.92.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
BWR has 12.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* Missing Initial Closing Disclosure (Lvl x) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows undisclosed HELOC mortgage debt. Revised DTI is XX%. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has XX.XX years on the job as a xx, FICO xx, $XXK equity in the subject, and $X,XXX residual income."
* Cash out purchase (Lvl X)     "The subject loan is a purchase case. Final CD dated xx reflects cash to in the amount of $X,XXX.XX."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx and the X-year SOL has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1280177	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,798.49	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,395.64	7.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	47.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of $4,562.42 on xx/xx/2024 and xx/xx/2024, respectively.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of $4,798.49 on xx/xx/2025 and xx/xx/2025, respectively.
The annual installment of utilities/MUD charges for 2025 was due in the amount of $92.45 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,011.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,395.64 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $475,565.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $475,565.64.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as a xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. Tape shows misrepresentation of income. Further details not provided. BWR defect. The subject loan was originated on xx and the X-year SOL is active. BWR has X.XX years on the job as a XXXX with xx, FICO xx, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43152263	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	No	Not Applicable	First	$0.00	$14,116.05	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,436.52	6.125%	360	xx	xx	Conventional	Fixed	Refinance	74.259%	74.259%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	811	802	28.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023/2024 have been paid in the total amount of $14,116.05 on xx/xx/2024 and xx/xx/2024.
The first installment of county taxes for 2024/2025 has been paid in the amount of $7,763.83 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,666.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,436.52 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $395,274.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $395,274.36.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
The seller’s tape shows that the October 2024 HOA questionnaire shows no current special assessments, while a December 2023 disclosure reveals a special assessment for repairs to parapet walls, capping stones, chimneys, and the east foundation wall, aimed at remediating water intrusion with a concrete barrier. Although the contractor has been paid in full, there are no supporting invoices or documentation for the completed work. Addressing water intrusion is deemed a critical repair. CC does not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 5.16 years on the job as an xx.   BWR2 has 1.16 years on the job as a xx. Previously, BWR was a student at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "Tape shows the subject condo project is ineligible due to the special assessment for repairs to the parapet walls, capping stones, chimney, and work done along the east foundation wall, remediating water intrusion by adding a concrete barrier. Remediating water intrusion would be considered a critical repair. Final XXXXD or inspection report by a licensed professional verifying the completion of repairs is missing from the loan documents."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91333311	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,994.05	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$843.83	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	52.891%	52.891%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	41.864%	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,994.05 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $843.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $843.83 and the interest rate is 8.000%. The current UPB reflected as per the payment history is $114,922.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $114,922.84.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.08 years on the job as an xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Compliance Testing (Lvl X) "Tape and file show the initial and final CDs are not signed by the non-borrowing spouse. Non-borrowing spouse signed the mortgage and notice of right to cancel. The subject refinance loan originated on xx, Property is in the state of xx. Reaching out to counsel."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94510792	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	$0.00	$2,501.96	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,424.37	6.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	49.032%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $628.39 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of county taxes for 2025 are due in the total amount of $1,876.47 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,933.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,424.37 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $391,422.27 and the deferred balance is $15,816.05. The deferral agreement is located at "xx".	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $391,422.27.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the borrower's reason for default is curtailment of income.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
The loan has not been modified since origination.
As per tape data, the borrower was approved for FB from xx/xx/2024 to xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows rental income miscalculation and declining SE income. Revised DTI is XXX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has been xx, FICO xx, $XXK equity in the subject."		* Missing or error on the Rate Lock Document (Lvl X) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9501816	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,401.36	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$405.55	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	50.325%	50.325%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	651	701	43.135%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2023/2024 have been paid in the total amount of $4,366.11 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024/2025 has been paid in the amount of $2,401.36 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is delinquent with the loan for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,084.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $405.55 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $79,947.17.	Collections Comments:The current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower is delinquent with the loan for 3 months, and the next due date is xx/xx/2025. The current UPB is $79,947.17.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 21.08 years on the job as a xx. Additionally, BWR1 receives VA benefits. BWR2 has 27.91 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl x) "The tape shows a defect as a loan due to delinquency. According to payment history tape data as of xx/xx/xxxx, the borrower is delinquent with the loan for x months, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx. Further details were not provided. The forbearance plan began on xx/xx/xxxx and ended on xx/xx/xxxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan is NOO and was approved at XX.XX%. Tape shows BWRX base and overtime income miscalculation, and VA disability income is not supported. BWRX has declining income. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL has expired. BWRX has XX.XX years on the job as a xx. Additionally, BWRX receives VA benefits. BWRX has XX.XX years on the job as a xx, FICO XXX, and $XXK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43811246	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$773.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.29	5.625%	360	xx	xx	Conventional	Fixed	Purchase	83.684%	83.684%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	49.653%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $773.00 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $773.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,280.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $915.29 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $157,085.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $157,085.81.
As per tape data, the subject property is owner-occupied.
Unable to determine reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found
BWR has 6.08 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged, $x,xxx.xx, exceeding the fees threshold of $x,xxx.xx by +$x,xxx.xx.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (Lvl x) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged, $x,xxx.xx, exceeding the fees threshold of $x,xxx.xx by +$x,xxx.xx. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $x,xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows bonus and unemployment income miscalculation. Revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWR has X.XX years on the job as a xx, FICO XXX, XXXX since inception, and $XXK equity in the subject.

Exception downgraded as PH shows payments are current."
																																																																																								* Missing or error on the Rate Lock Document (Lvl X) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14287362	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,126.11	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,177.06	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	655	34.395%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,325.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,869.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,177.06 and the interest rate is 6.625%. The current UPB reflected as per the payment history is $336,607.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $336,607.64.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
The tape and appraisal report closed "as is" with a mold-like substance on the walls due to water damage, and inspection by a licensed professional was recommended. Post-close revisions to the appraisal were made with a decrease in sales price and changing the appraisal from "as is" to subject to roof inspection and cleaning and painting the laundry room, toilet, and shower in the ADU to working condition. 1004D, or the final inspection report addressing mold, roof inspection, and painting of the laundry room, toilet, and shower repair in the ADU, is missing from the loan documents.CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl X) "The tape and appraisal report closed "as is" with a mold-like substance on the walls due to water damage, and inspection by a licensed professional was recommended. Post-close revisions to the appraisal were made with a decrease in sales price and changing the appraisal from "as is" to subject to roof inspection and cleaning and painting the laundry room, toilet, and shower in the ADU to working condition. XXXXD, or the final inspection report addressing mold, roof inspection, and painting of the laundry room, toilet, and shower repair in the ADU, is missing from the loan documents. Final CD does not reflect the escrow holdback."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl X) "The loan failed the TILA finance charge test due to the calculated finance charge of $XXX,XXX.XX exceeding the disclosed finance charge of $XXX,XXX.XX by -$XXX.XX. The subject loan is a purchase, originated on xx, and the SOL is X year.

Exception downgraded to LVL X:

																																																																																								The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35740136	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,656.75	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$856.89	7.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	100.000%	Full Documentation	Yes	Other	xx	16.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	39.112%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior mortgage that was originated on xx.
The 1st and 2nd installments of combined taxes for 2024 were paid in the amounts of $1,656.75 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,147.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $856.89 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $120,271.34. The tape defect shows the deferred principal balance is $6,450.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $120,271.34.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.25 years on the job as a xx. Additionally, BWR has 2 months on the xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx, and the X-year SOL is active. BWR has X.XX years on the job as a XXXX inside xx. Additionally, BWR has X months on the job as a xx, FICO XXX, and XXXX since inception."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76329600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,997.22	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,265.51	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	49.126%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2022 in the amount of $XXXX
The first installment of county taxes for 2024/2025 has been paid in the amount of $1,998.61 on xx/xx/2025.
The second installment of county taxes for 2024/2025 is due in the total amount of $1,998.61 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,932.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,265.51 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $331,054.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $331,054.28.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
BWR has 2.58 years on the job as a xx and receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX% DTI. The Lender miscalculated income. Lender defect. Revised DTI XX.XX%. The subject loan originated xx and the X-year SOL is active. The BWR is employed with xx and receives SSI, FICO XXX, $X,XXX residual income, $XX.X in reserves and $XX.XK equity in the subject property."	* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37553791	xx	xx	XXXX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	No	Not Applicable	Other	$0.00	$6,446.64	XX/XX/XXXX	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,711.72	8.990%	360	xx	xx	Conventional	ARM	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	782	Not Applicable	43.823%	First	Final policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.500%	$2,623.08	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 5 ECB liens against the subject property in favor of the xx, which were recorded on different dates, in the total amount of $XXXX
There is an active code enforcement lien against the subject property in favor of xx, which was recorded on xx/xx/2012.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2026 have been paid in the total amount of $6,446.64 on xx/xx/2025.
The annual installment of utility/MUD charges for 2025 has been delinquent in the amount of $1,101.50, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,623.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,623.08 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $412,720.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $412,720.88.
As per the comment dated xx/xx/2024, the reason for the default is the death of a family member.
As per tape, the subject property is tenant occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified on xx/xx/2025.
The foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, FC was placed on hold due to trial modification. As per the comment dated xx/xx/2025, foreclosure was closed due to loan modification. Further details are not available.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx. The BK was dismissed on xx and terminated on xx.

Foreclosure Comments:The foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, FC was placed on hold due to trial modification. As per the comment dated xx/xx/2025, foreclosure was closed due to loan modification. Further details are not available.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx. The voluntary petition was filed on xx. The BK was dismissed on xx and terminated on xx.	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $415,000.00. The monthly P&I is $2,623.08 with an interest rate of 6.500% beginning on xx and a maturity date of xx. There are no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Initial 1003_Application	xx	2: Acceptable with Warnings			* Missing Initial XXXX_Application (Lvl X) "Initial application is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3479946	xx	xx	XXXX	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,002.22	XX/XX/XXXX	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$691.86	12.000%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/XXXX	XXXX	Not Applicable	6.000%	$498.58	XX/XX/XXXX	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $984.98 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $622.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $498.58 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $32,805.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $32,805.97.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per the foreclosure document located at xx, Page #xx, the foreclosure was initiated in 2022. As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the foreclosure was closed due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the foreclosure document located at xx, Page #xx, the foreclosure was initiated in 2022. As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the foreclosure was closed due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is $44,909.09. The monthly P&I is $498.58 with an interest rate of 6.00% beginning on xx and a maturity date of xx. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x, along with itemization of fee and estimated HUD-x, is missing from the loan documents."
* Lost Note Affidavit (Lvl x) "The lost note affidavit available in the file located at xx shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx."	* Missing Appraisal (Lvl X) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of $XXXX. Current UPB is $XXK."
* Missing Initial XXXX_Application (Lvl X)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl X)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl X) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7633916	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,471.04	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$714.15	5.750%	180	xx	xx	Conventional	Fixed	Cash Out	14.454%	14.454%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	28.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 are due in the amount of $2,471.04 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $714.15, which was applied for the due date of xx/xx/2025. The current P&I is $714.15 with an interest rate of 5.75%. The current UPB reflected as per the payment history is $78,133.44.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $78,133.44.
As per the tape, the subject property is owner-occupied.
As per the tape, the subject property needs repair and improvement; the cost of improvement is not available in the loan file.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl x) "Subject loan closed without appraisal report. The tape and ACE-PDR report show repairs for the normal settling cracks in the garage floor, and the main door has damage. xxxxD addressing the completion of repairs is missing from the loan documents. The final CD does not reflect the escrow holdback."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "The TRID tolerance test is incomplete due to Initial LE and initial CD are missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl x)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49464568	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,783.08	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,246.38	7.125%	360	xx	xx	Conventional	Fixed	Purchase	44.578%	44.578%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	775	795	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,783.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,977.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,246.38 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $178,350.17.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $178,350.17.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Assets do not meet guidelines (Lvl x) "Tape shows assets are insufficient for closing. Bank statements in the file show $xxxK, satisfying the cash-to-close requirement of $xxxK at closing. Further details not provided."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35468941	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,211.72	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,300.48	8.075%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	XXXX	xx	30.000%	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	740	770	48.959%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $8,211.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,566.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,300.48 and the interest rate is 8.075%. The current UPB reflected as per the payment history is $710,833.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $710,833.16.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as a xx.
BWR2 has 4.16 years on the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of $xx,xxx.xx. Further details not provided."
* Missing Initial Closing Disclosure (Lvl x) "The initial closing disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl X) "The TRID tolerance test is incomplete due to initial CD is missing from the loan documents. The subject is a purchase case originated on xx, and the X-year SOL has expired."
* Higher Price Mortgage Loan (Lvl X)     "The loan failed the higher-priced mortgage loan test (XX CFR § XXXX.XX(a)(X))an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(b), (c), and (d).

																																																																																								The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR being calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26827381	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,452.30	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,911.81	6.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	795	38.820%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,314.21 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,305.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,911.81 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $448,717.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $448,717.54.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.58 years on the job as an xx.
BWR2 income was not used for qualification.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows excessive IPC (interested party contribution). The final CD reflects seller credit of $xx,xxx.xx. Further details not provided. Reducing the sales price by the amount of the excessive contribution resulted in an LTV of xx.xx%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41251224	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,994.65	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,567.63	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	98.713%	Full Documentation	Yes	XXXX	xx	16.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	43.353%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior mortgage against the subject property, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with instrument #xx in the amount of $XXXX with the xx.
There is a prior civil judgment against the borrower in favor of xx., which was recorded on xx/xx/2007 in the amount of $2,010.99.
The annual installment of county taxes for 2024 was paid in the amount of $6,994.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,222.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,567.63 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $250,573.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $250,573.09.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Compliance Testing (Lvl x) "The loan fails the compliance delivery and timing test for the CD dated xx. The document tracker is missing, and x business days were added to get the receipt date of xx, which is after the consummation date of xx/xx/xxxx."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows the BWR did not meet the contribution requirement of x% of the purchase price for a x-unit property. There is a second lien loan on the subject, and the CLTV is xx.xx%."
* Missing Initial LE (Lvl x)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7357543	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,277.68	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,231.66	6.240%	360	xx	xx	VA	Fixed	Purchase	89.700%	89.700%	Full Documentation	No	XXXX	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	51.677%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active real estate tax lien against the subject property in favor of xx.
The first installment of town taxes for 2026 has been paid in the amount of $2,569.42 on xx/xx/2025.
The second installment of town taxes for 2026 is due in the amount of $2,569.42 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,320.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,231.66 with an interest rate of 6.240%. The current UPB reflected as per the payment history is $687,345.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $687,345.94.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.83 years on the job as a xx. Additionally, BWR receives disability income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed loan origination fee test due to fee charged $x,xxx.xx exceed fees threshold of $x,xxx.xx over by +$xxx.xx.
Below fees were included:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Title - Closing Protection Letter paid by Borrower: $xx.xx
Title Courier Fee paid by Borrower: $xx.xx
Title-Municipal Lien Search paid by Borrower: $xx.xx
Title-Plot Plan Fee paid by Borrower: $xxx.xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "ComplianceEase TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject is a purchase case originated on xx, and the x-year SOL is active."
* Intent to Proceed Missing  (Lvl x)     "The borrower's intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl x)     "The tape shows BWR does not have enough entitlement. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "The initial closing disclosure is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "The settlement service providers list is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30133342	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.28	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	767	Not Applicable	48.505%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The property tax status is "to follow".	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,111.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,566.28 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $229,059.41.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $229,059.41.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as a xx. Previously, BWR1 had 1.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl x) "Tape shows assets are insufficient for closing. A review of the loan file reveals total verified funds of $xx,xxx, consisting of $xx,xxx from bank statements and $x,xxx from eligible retirement assets. The transaction requires $xx,xxx for cash-to-close and an additional $xx,xxx in reserves, resulting in a shortfall of approximately $x,xxx. Further asset details have not been provided. Further details are not provided. BWR has $xxK equity in subject."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97727213	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,470.97	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,613.35	7.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	XXXX	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	34.696%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The installment of combined taxes for 2025, in the amount of $6,470.97, is due on xx/xx/2026.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,632.99 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,820.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,613.35 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $384,713.85.	Collections Comments:The current status of the loan is performing.
According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $384,713.85.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a xx. Additionally, BWR has 3 years on the second job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "The loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised loan estimate delivery date xx/xx/xxxx which is less than seven business days before the closing or consummation date xx/xx/xxxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject was approved at XX.XX%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject originated on xx, and the X-year SOL is active. BWR has X years on the job as a xx. Additionally, BWR has X years on the second job as a xx, FICO XXX, and $XXK equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87971645	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$1,084.72	$2,169.44	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,684.76	6.750%	300	xx	xx	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	XXXX	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	56.195%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 has been paid in the amount of $964.31 on xx/xx/2024.
The 2nd installment of county taxes for 2024 has been paid in the amount of $964.31 on xx/xx/2025.
The 1st installment of county taxes for 2025 is delinquent in the amount of $1,084.72 which is good through xx/xx/2025.
 The 2nd installment of county taxes for 2025 is due in the amount of $1,084.72 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,201.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,684.76 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $386,572.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $386,572.39.
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.9 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl x) "Tape shows subject is an uninsurable FHA loan. The tape shows the loan was a manual downgrade. Further details not provided."
* MI, FHA or MIC missing and required (Lvl x)     "FHA MI certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl X) "The subject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to the borrower in the amount of $X,XXX.XX."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40602760	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,205.52	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.68	6.625%	360	xx	xx	Conventional	Fixed	Purchase	68.750%	68.750%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	25.220%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of school taxes for 2025 is due in the amount of $2,826.63 on xx/xx/2025.
The annual installment of combined taxes for 2025 has been paid in the amount of $2,378.89 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $2,739.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,934.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,408.68 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $218,618.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $218,618.60.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.58 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl x) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days after the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl x)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID disclosure delivery date validation test. A closing disclosure delivery date is after the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx does not reflect verification of employment. The CD dated xx/xx/xxxx reflects verification of employment at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is available; COC is not getting tested due to the loan failing TRID delivery and the timing test.

The subject loan is a purchase, originated on xx, and the SOL is x year."
* Missing or error on the Rate Lock Document (Lvl x)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl x) "Tape shows appraisal issues. The appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxK. Comp #x with a sales price of $xxxK, is closest to the subject property. XXXX search shows an estimated value of $xxxK. Current UPB is $xxxK."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15807260	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$1,482.10	$3,121.22	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.31	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	47.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 was paid in the amount of $1,639.12 on xx/xx/2025.
The annual installment of school tax for 2025 has been delinquent in the amount of $1,482.10, which is good through xx/xx/2025.	The loan was originated on xx, and the first payment is due on xx. According to the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $788.31 with an interest rate of 6.875%. The current UPB reflected as per the tape is $120,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the tape is $120,000.00.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "Subject loan was approved at XX.XX%. Tape shows rental income on REO is not supported by X-year history. Revised DTI is XX.XX%. Further details not provided. Lender defect. Subject loan originated on xx, and the X-year SOL is active. BWR has X.XX years on the job as a xx, FICO xx, $XXK equity in the subject, $XXK reserves and $X,XXX residual income."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22716627	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,109.38	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,144.05	7.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	668	48.335%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment combined taxes for 2024 have been paid in the amount of $7,785.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,470.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,144.05 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $591,719.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $591,719.70.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.83 years on the job as an xx. Additionally, BWR1 has xx, and BWR1 has xx.
BWR2 has 2 months on the job as a xx. Previously BWR2 was a full-time xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl X) "The subject loan was approved at XX.XX%. The tape shows rental income miscalculation. The revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx, and the X-year SOL is active. BWRX has X.XX years on the job as xx. Additionally, BWRX has X.XX years on the job as a xx. BWRX has X months on the job as a xx. FICO xx, XXXX since inception, $XXXK equity in the subject, and $X,XXX residual income."	* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl X) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl X)     "Loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx reflects a survey fee of $XXX.XX. The CD dated xx reflects a survey fee of $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase case, originated on xx, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable